UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-301-296-5100

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
Rydex Series Funds

Benchmark Funds
Sector Funds
Alternative Strategy Funds
Asset Allocation Funds

MARCH 31, 2010
RYDEX SERIES FUNDS ANNUAL REPORT
BENCHMARK FUNDS
DOMESTIC EQUITY FUNDS
RYDEX NOVA FUND
RYDEX S&P 500 FUND
RYDEX INVERSE S&P 500 STRATEGY FUND
RYDEX NASDAQ-100® FUND
RYDEX INVERSE NASDAQ-100® STRATEGY FUND
RYDEX MID-CAP 1.5x STRATEGY FUND
RYDEX INVERSE MID-CAP STRATEGY FUND
RYDEX RUSSELL 2000® 1.5x STRATEGY FUND
RYDEX RUSSELL 2000® FUND
RYDEX INVERSE RUSSELL 2000® STRATEGY FUND
RYDEX S&P 500 PURE GROWTH FUND
(Formerly, Rydex Large-Cap Growth Fund)

RYDEX S&P 500 PURE VALUE FUND
(Formerly, Rydex Large-Cap Value Fund)

RYDEX S&P MIDCAP 400 PURE GROWTH FUND
(Formerly, Rydex Mid-Cap Growth Fund)

RYDEX S&P MIDCAP 400 PURE VALUE FUND
(Formerly, Rydex Mid-Cap Value Fund)

RYDEX S&P SMALLCAP 600 PURE GROWTH FUND
(Formerly, Rydex Small-Cap Growth Fund)

RYDEX S&P SMALLCAP 600 PURE VALUE FUND
(Formerly, Rydex Small-Cap Value Fund)

INTERNATIONAL EQUITY FUNDS
RYDEX EUROPE 1.25x STRATEGY FUND
RYDEX JAPAN 2x STRATEGY FUND
SPECIALTY FUNDS
RYDEX STRENGTHENING DOLLAR 2x STRATEGY FUND
RYDEX WEAKENING DOLLAR 2x STRATEGY FUND
RYDEX REAL ESTATE FUND
FIXED INCOME FUNDS
RYDEX GOVERNMENT LONG BOND 1.2x
STRATEGY FUND
RYDEX INVERSE GOVERNMENT LONG BOND
STRATEGY FUND
RYDEX HIGH YIELD STRATEGY FUND
RYDEX INVERSE HIGH YIELD STRATEGY FUND
MONEY MARKET FUND
RYDEX U.S. GOVERNMENT MONEY MARKET FUND

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RYDEX | SGI
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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4

ABOUT SHAREHOLDERS’ FUND EXPENSES	5

PERFORMANCE REPORTS AND FUND PROFILES	10

SCHEDULES OF INVESTMENTS	62

STATEMENTS OF ASSETS AND LIABILITIES	152

STATEMENTS OF OPERATIONS	158

STATEMENTS OF CHANGES IN NET ASSETS	164

FINANCIAL HIGHLIGHTS	173

NOTES TO FINANCIAL STATEMENTS	186

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	206

OTHER INFORMATION	207

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	208
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
The U.S. economy has stabilized and displays signs of growing again, despite having shrunk 2.4 percent last year. It was the worst economic performance since 1946, and the longest recession since the 1930s. Yet, the S&P 500® Index has grown 75 percent since March 2009, staging the biggest rally since the Great Depression—propped up by more than $8 trillion in government stimulus. And the U.S. earned $10.5 billion on TARP Investments; with three-quarters of banks’ bailout money returned, replaced by private capital.
In prepared remarks to the Dallas Regional Chamber, Fed Chairman Ben Bernanke said, “The economy has stabilized and is growing again, although we can hardly be satisfied when one out of every 10 U.S. workers is unemployed and family finances remain under great stress.”
Steady Progress, But Certainty Still Elusive
Major market indexes continue their path to recovery, steadily recovering losses and hitting highs not seen since markets began a precipitous fall in September 2008. And there has been more than eight months of relative stability in house prices.
The yield differential between Treasuries and investment grade corporate bonds (i.e., “spread”) recently narrowed to 1.59 percentage points, the lowest since November 2007, from a high of 6.56 percentage points in November 2008, according to Bank of America Merrill Lynch index data. And a benchmark indicator of U.S. corporate credit risk dropped to its lowest since March 17, when it was 82.5 basis points, CMA Data Vision prices show. Narrowing spreads and reduction in risk are strong indications of growth potential building in the U.S. economy.
In currencies, the euro has been falling steadily against the dollar, while a report showed Europe’s recovery stalled in the fourth quarter, spurring speculation the European Central Bank will keep interest rates at a record low. And the fastest growth in global currency reserves since the credit crisis is blunting a rise in Treasury yields, even as concern increases about record U.S. borrowing and an unprecedented budget deficit.
China may widen the daily trading band for its currency and allow the yuan to appreciate, the Financial Times reported, citing Ba Shusong, deputy director-general of the Financial Research Institute at the Development Research Center. And in mid-April, Singapore revalued its currency in a move widely interpreted as an anticipation of possible revaluation of the yuan—even though Chinese officials have ruled it out.
In commodities, crude oil climbed to a 17-month intraday high in April, to more than $86 a barrel in New York, with a floor established at $75 a barrel. Gold futures are up 3 percent this year after advancing 24 percent in 2009 as the dollar weakened and central banks and governments maintained low borrowing costs and spent trillions of dollars to stimulate economies. Gold reached a record $1,215 an ounce on December 2, 2009.
Balancing Growth and Caution
Minutes of a March 16 Federal Reserve meeting, showed policy makers warned against raising rates too soon because unemployment may hobble a recovery in the world’s largest economy. Separately, New York Fed President William Dudley said that the benchmark federal funds rate “needs to be
2	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

exceptionally low for an extended period to contribute to easier financial conditions to support economic activity.” The Fed has kept its target rate for overnight loans between banks at zero to 0.25 percent since December 2008.
Companies in the S&P 500 Index are forecast to gain in the first quarter of 2010, building on strong performance in the last three months of 2009. We believe that stubbornly high unemployment will keep the Fed from raising rates too soon in order to avoid stifling the recovery. At the same time, the recent growth in global currency reserves will dampen the rise in Treasury yields, despite unprecedented U.S. borrowing and budget deficits. As the Asian currencies are allowed to appreciate and the euro stabilizes against the dollar, we expect to see a continued recovery in developed economies.
In any case, the broad array of product offering at Rydex|SGI can help investors either hedge or augment exposures to the equity or fixed-income markets, as well as introduce alternative assets and strategies into a portfolio to improve overall diversification. Thank you for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance, which is no guarantee of future results. Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Rydex Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%–in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
4	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2009 and ending March 31, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b), Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	September 30, 2009	March 31, 2010	Period	*

Table 1. Based on actual Fund return
Nova Fund
Investor Class	1.27%		$1,000.00	$1,171.80	$ 6.88
Advisor Class	1.77%		1,000.00	1,168.30	9.57
A-Class	1.52%		1,000.00	1,170.10	8.22
C-Class	2.27%		1,000.00	1,165.50	12.26
S&P 500 Fund
A-Class	1.52%		1,000.00	1,107.80	7.99
C-Class	2.27%		1,000.00	1,103.80	11.91
H-Class	1.52%		1,000.00	1,107.90	7.99
Inverse S&P 500 Strategy Fund
Investor Class	1.42%		1,000.00	877.90	6.65
Advisor Class	1.91%		1,000.00	875.90	8.93
A-Class	1.67%		1,000.00	876.70	7.81
C-Class	2.42%		1,000.00	873.90	11.31
NASDAQ-100® Fund
Investor Class	1.29%		1,000.00	1,135.40	6.87
Advisor Class	1.79%		1,000.00	1,133.10	9.52
A-Class	1.54%		1,000.00	1,134.00	8.19
C-Class	2.29%		1,000.00	1,129.70	12.16
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.46%		1,000.00	859.20	6.77
Advisor Class	1.96%		1,000.00	856.30	9.07
A-Class	1.71%		1,000.00	858.80	7.92
C-Class	2.47%		1,000.00	855.00	11.42
Mid-Cap 1.5x Strategy Fund
A-Class	1.69%		1,000.00	1,217.30	9.34
C-Class	2.43%		1,000.00	1,213.20	13.41
H-Class	1.67%		1,000.00	1,217.30	9.23
Inverse Mid-Cap Strategy Fund
A-Class	1.67%		1,000.00	849.20	7.70
C-Class	2.42%		1,000.00	845.40	11.13
H-Class	1.67%		1,000.00	849.10	7.70
Russell 2000® 1.5x Strategy Fund
A-Class	1.70%		1,000.00	1,187.80	9.27
C-Class	2.46%		1,000.00	1,183.30	13.39
H-Class	1.70%		1,000.00	1,187.50	9.27
Russell 2000® Fund
A-Class	1.55%		1,000.00	1,121.10	8.20
C-Class	2.29%		1,000.00	1,115.70	12.08
H-Class	1.56%		1,000.00	1,120.70	8.25
Inverse Russell 2000® Strategy Fund
A-Class	1.70%		1,000.00	857.40	7.87
C-Class	2.46%		1,000.00	854.10	11.37
H-Class	1.70%		1,000.00	857.50	7.87
S&P 500 Pure Growth Fund
A-Class	1.51%		1,000.00	1,162.70	8.14
C-Class	2.27%		1,000.00	1,157.70	12.21
H-Class	1.52%		1,000.00	1,162.30	8.19
S&P 500 Pure Value Fund
A-Class	1.52%		1,000.00	1,144.70	8.13
C-Class	2.26%		1,000.00	1,140.40	12.06
H-Class	1.53%		1,000.00	1,144.70	8.18
S&P MidCap 400 Pure Growth Fund
A-Class	1.52%		1,000.00	1,153.70	8.16
C-Class	2.27%		1,000.00	1,148.90	12.16
H-Class	1.52%		1,000.00	1,153.80	8.16
6	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	September 30, 2009	March 31, 2010	Period	*

S&P MidCap 400 Pure Value Fund
A-Class	1.52%		$1,000.00	$1,186.50	$ 8.29
C-Class	2.28%		1,000.00	1,181.30	12.40
H-Class	1.52%		1,000.00	1,186.10	8.28
S&P SmallCap 600 Pure Growth Fund
A-Class	1.53%		1,000.00	1,073.90	7.91
C-Class	2.27%		1,000.00	1,069.90	11.71
H-Class	1.52%		1,000.00	1,073.50	7.86
S&P SmallCap 600 Pure Value Fund
A-Class	1.52%		1,000.00	1,062.50	7.82
C-Class	2.27%		1,000.00	1,058.70	11.65
H-Class	1.53%		1,000.00	1,063.10	7.87
Europe 1.25x Strategy Fund
A-Class	1.63%		1,000.00	984.70	8.07
C-Class	2.40%		1,000.00	981.40	11.86
H-Class	1.70%		1,000.00	986.10	8.42
Japan 2x Strategy Fund
A-Class	1.53%		1,000.00	1,097.10	8.00
C-Class	2.26%		1,000.00	1,091.50	11.78
H-Class	1.52%		1,000.00	1,096.50	7.94
Strengthening Dollar 2x Strategy Fund
A-Class	1.67%		1,000.00	1,080.50	8.66
C-Class	2.42%		1,000.00	1,076.60	12.53
H-Class	1.66%		1,000.00	1,080.10	8.61
Weakening Dollar 2x Strategy Fund
A-Class	1.68%		1,000.00	892.30	7.93
C-Class	2.43%		1,000.00	888.40	11.44
H-Class	1.67%		1,000.00	891.80	7.88
Real Estate Fund
A-Class	1.65%		1,000.00	1,160.10	8.89
C-Class	2.42%		1,000.00	1,155.30	13.00
H-Class	1.70%		1,000.00	1,159.70	9.15
Government Long Bond 1.2x Strategy Fund
Investor Class	0.98%		1,000.00	903.40	4.65
Advisor Class	1.48%		1,000.00	899.00	7.01
A-Class	1.25%		1,000.00	900.80	5.92
C-Class	2.01%		1,000.00	897.30	9.51
Inverse Government Long Bond Strategy Fund
Investor Class	3.63%		1,000.00	1,044.90	18.51
Advisor Class	4.16%		1,000.00	1,041.90	21.18
A-Class	3.92%		1,000.00	1,042.80	19.96
C-Class	4.57%		1,000.00	1,039.70	23.24
High Yield Strategy Fund
A-Class	1.54%		1,000.00	1,108.80	8.10
C-Class	2.30%		1,000.00	1,104.20	12.07
H-Class	1.56%		1,000.00	1,108.50	8.20
Inverse High Yield Strategy Fund
A-Class	1.52%		1,000.00	880.00	7.12
C-Class	2.27%		1,000.00	876.50	10.62
H-Class	1.51%		1,000.00	879.80	7.08
U.S. Government Money Market Fund
Investor Class	0.26%		1,000.00	1,000.00	1.30
Investor2 Class	0.26%		1,000.00	1,000.00	1.30
Advisor Class	0.26%		1,000.00	1,000.00	1.30
A-Class	0.26%		1,000.00	1,000.00	1.30
C-Class	0.26%		1,000.00	1,000.00	1.30
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	September 30, 2009	March 31, 2010	Period	*

Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund
Investor Class	1.27%		$1,000.00	$1,018.60	$ 6.39
Advisor Class	1.77%		1,000.00	1,016.11	8.90
A-Class	1.52%		1,000.00	1,017.35	7.64
C-Class	2.27%		1,000.00	1,013.61	11.40
S&P 500 Fund
A-Class	1.52%		1,000.00	1,017.35	7.64
C-Class	2.27%		1,000.00	1,013.61	11.40
H-Class	1.52%		1,000.00	1,017.35	7.64
Inverse S&P 500 Strategy Fund
Investor Class	1.42%		1,000.00	1,017.85	7.14
Advisor Class	1.91%		1,000.00	1,015.41	9.60
A-Class	1.67%		1,000.00	1,016.60	8.40
C-Class	2.42%		1,000.00	1,012.86	12.14
NASDAQ-100® Fund
Investor Class	1.29%		1,000.00	1,018.50	6.49
Advisor Class	1.79%		1,000.00	1,016.01	9.00
A-Class	1.54%		1,000.00	1,017.25	7.75
C-Class	2.29%		1,000.00	1,013.51	11.50
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.46%		1,000.00	1,017.65	7.34
Advisor Class	1.96%		1,000.00	1,015.16	9.85
A-Class	1.71%		1,000.00	1,016.40	8.60
C-Class	2.47%		1,000.00	1,012.62	12.39
Mid-Cap 1.5x Strategy Fund
A-Class	1.69%		1,000.00	1,016.50	8.50
C-Class	2.43%		1,000.00	1,012.81	12.19
H-Class	1.67%		1,000.00	1,016.60	8.40
Inverse Mid-Cap Strategy Fund
A-Class	1.67%		1,000.00	1,016.60	8.40
C-Class	2.42%		1,000.00	1,012.86	12.14
H-Class	1.67%		1,000.00	1,016.60	8.40
Russell 2000® 1.5x Strategy Fund
A-Class	1.70%		1,000.00	1,016.45	8.55
C-Class	2.46%		1,000.00	1,012.67	12.34
H-Class	1.70%		1,000.00	1,016.45	8.55
Russell 2000® Fund
A-Class	1.55%		1,000.00	1,017.20	7.80
C-Class	2.29%		1,000.00	1,013.51	11.50
H-Class	1.56%		1,000.00	1,017.15	7.85
Inverse Russell 2000® Strategy Fund
A-Class	1.70%		1,000.00	1,016.45	8.55
C-Class	2.46%		1,000.00	1,012.67	12.34
H-Class	1.70%		1,000.00	1,016.45	8.55
S&P 500 Pure Growth Fund
A-Class	1.51%		1,000.00	1,017.40	7.59
C-Class	2.27%		1,000.00	1,013.61	11.40
H-Class	1.52%		1,000.00	1,017.35	7.64
S&P 500 Pure Value Fund
A-Class	1.52%		1,000.00	1,017.35	7.64
C-Class	2.26%		1,000.00	1,013.66	11.35
H-Class	1.53%		1,000.00	1,017.30	7.70
S&P MidCap 400 Pure Growth Fund
A-Class	1.52%		1,000.00	1,017.35	7.64
C-Class	2.27%		1,000.00	1,013.61	11.40
H-Class	1.52%		1,000.00	1,017.35	7.64
S&P MidCap 400 Pure Value Fund
A-Class	1.52%		1,000.00	1,017.35	7.64
C-Class	2.28%		1,000.00	1,013.56	11.45
H-Class	1.52%		1,000.00	1,017.35	7.64
8	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	September 30, 2009	March 31, 2010	Period	*

S&P SmallCap 600 Pure Growth Fund
A-Class	1.53%		$1,000.00	$1,017.30	$ 7.70
C-Class	2.27%		1,000.00	1,013.61	11.40
H-Class	1.52%		1,000.00	1,017.35	7.64
S&P SmallCap 600 Pure Value Fund
A-Class	1.52%		1,000.00	1,017.35	7.64
C-Class	2.27%		1,000.00	1,013.61	11.40
H-Class	1.53%		1,000.00	1,017.30	7.70
Europe 1.25x Strategy Fund
A-Class	1.63%		1,000.00	1,016.80	8.20
C-Class	2.40%		1,000.00	1,012.96	12.04
H-Class	1.70%		1,000.00	1,016.45	8.55
Japan 2x Strategy Fund
A-Class	1.53%		1,000.00	1,017.30	7.70
C-Class	2.26%		1,000.00	1,013.66	11.35
H-Class	1.52%		1,000.00	1,017.35	7.64
Strengthening Dollar 2x Strategy Fund
A-Class	1.67%		1,000.00	1,016.60	8.40
C-Class	2.42%		1,000.00	1,012.86	12.14
H-Class	1.66%		1,000.00	1,016.65	8.35
Weakening Dollar 2x Strategy Fund
A-Class	1.68%		1,000.00	1,016.55	8.45
C-Class	2.43%		1,000.00	1,012.81	12.19
H-Class	1.67%		1,000.00	1,016.60	8.40
Real Estate Fund
A-Class	1.65%		1,000.00	1,016.70	8.30
C-Class	2.42%		1,000.00	1,012.86	12.14
H-Class	1.70%		1,000.00	1,016.45	8.55
Government Long Bond 1.2x Strategy Fund
Investor Class	0.98%		1,000.00	1,020.04	4.94
Advisor Class	1.48%		1,000.00	1,017.55	7.44
A-Class	1.25%		1,000.00	1,018.70	6.29
C-Class	2.01%		1,000.00	1,014.91	10.10
Inverse Government Long Bond Strategy Fund
Investor Class	3.63%		1,000.00	1,006.83	18.16
Advisor Class	4.16%		1,000.00	1,004.19	20.79
A-Class	3.92%		1,000.00	1,005.39	19.60
C-Class	4.57%		1,000.00	1,002.14	22.81
High Yield Strategy Fund
A-Class	1.54%		1,000.00	1,017.25	7.75
C-Class	2.30%		1,000.00	1,013.46	11.55
H-Class	1.56%		1,000.00	1,017.15	7.85
Inverse High Yield Strategy Fund
A-Class	1.52%		1,000.00	1,017.35	7.64
C-Class	2.27%		1,000.00	1,013.61	11.40
H-Class	1.51%		1,000.00	1,017.40	7.59
U.S. Government Money Market Fund
Investor Class	0.26%		1,000.00	1,023.64	1.31
Investor2 Class	0.26%		1,000.00	1,023.64	1.31
Advisor Class	0.26%		1,000.00	1,023.64	1.31
A-Class	0.26%		1,000.00	1,023.64	1.31
C-Class	0.26%		1,000.00	1,023.64	1.31

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year.

†	This ratio represents annualized Total Expenses, which include interest expense from securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 2.23%, 2.26%, 2.27%, and 2.16% lower for the Investor Class, Advisor Class, A-Class and C-Class, respectively.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	9

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited)

NOVA FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500 Index (the “underlying index”).
Inception: July 12, 1993
For the one-year period ended March 31, 2010, Nova Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index. Nova Fund Investor Class returned 79.36%, while the S&P 500 Index returned 49.77% over the same time period. Information Technology (10.54%), Financials (10.15%) and Industrials (6.71%) were among the sectors which provided the most performance to the index during the year. There were no sectors that detracted from performance, but Utilities (0.92%), Materials (1.88%) and Energy (3.99%) were among the sectors which provided the least performance to the index during the year. Apple, Inc., Microsoft Corp. and Bank of America Corp. were among the stocks which provided the most performance to the index during the year. Monsanto Co., Apollo Group, Inc. (CIA) and Genzyme Corp. were among the stocks which provided the least performance to the index during the year.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	July 12, 1993
Advisor Class	October 15, 1998
A-Class	March 31, 2004
C-Class	March 14, 2001

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	2.0%
Microsoft Corp.	1.4%
Apple, Inc.	1.4%
General Electric Co.	1.3%
Procter & Gamble Co.	1.2%
Johnson & Johnson	1.2%
Bank of America Corp.	1.2%
JPMorgan Chase & Co.	1.1%
International Business
Machines Corp.	1.1%
Wells Fargo & Co.	1.0%

Top Ten Total	12.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

10	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(07/12/93)			(10/15/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
NOVA FUND	79.36%	-2.32%	-5.75%	78.35%	-2.83%	-6.25%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%

	A-Class						C-Class
	(03/31/04)						(03/14/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
NOVA FUND	78.74%	70.29%	-2.59%	-3.53%	-0.99%	-1.79%	77.51%	76.51%	-3.30%	-2.74%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	2.70%	2.70%	49.77%	49.77%	1.92%	1.93%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	11

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

S&P 500 FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500 Index (the “underlying index”).
Inception: May 31, 2006
The U.S. economy has stabilized and displays signs of growing again, the broad-market S&P 500 Index returned 49.77% for the one-year period ended March 31, 2010—the biggest rally since Great Depression. Information Technology (10.54%) and Financials (10.15%) were the best-performing contributors to the index during the period. Utilities (0.92%) and Telecommunication Services (0.50%) were the worst. Superstar company Apple was the leader within information technology, with Microsoft Corp. coming in second. In financials, Bank of America Corp., Wells Fargo & Co. and J.P. Morgan Chase & Co. were the top performers. At the other end of the spectrum, NRG Energy, Inc. and ONEOK, Inc. had a negative effect on utilities while MetroPCS Communication, Inc. was the lone negative performer within telecommunication services. S&P 500 Fund H-Class returned 47.58% for the one-year period ending March 31, 2010.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	1.2%
Microsoft Corp.	0.8%
Apple, Inc.	0.8%
General Electric Co.	0.7%
Procter & Gamble Co.	0.7%
Johnson & Johnson	0.7%
Bank of America Corp.	0.7%
JPMorgan Chase & Co.	0.7%
International Business Machines Corp.	0.6%
Wells Fargo & Co.	0.6%

Top Ten Total	7.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class				C-Class
	(05/31/06)				(05/31/06)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION
S&P 500 FUND	47.55%	40.52%	-1.17%	-2.42%	46.49%	45.49%	-1.92%
S&P 500 INDEX	49.77%	49.77%	0.00%	0.00%	49.77%	49.77%	0.00%

	H-Class
	(05/31/06)

	ONE	SINCE
	YEAR	INCEPTION

S&P 500 FUND	47.58%	-1.18%
S&P 500 INDEX	49.77%	0.00%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	13

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE S&P 500 STRATEGY FUND
OBJECTIVE: To provide investment results that inversely correlate to the performance of the S&P 500 Index (the “underlying index”) on a daily basis.
Inception: January 7, 1994
For the one-year period ended March 31, 2010, Inverse S&P 500 Strategy Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index. Inverse S&P 500 Strategy Fund Investor Class returned -36.51%, while the S&P 500 Index returned 49.77% over the same time period. Information Technology (10.54%), Financials (10.15%) and Industrials (6.71%) were among the sectors which provided the most performance to the index during the year. There were no sectors that detracted from performance, but Utilities (0.92%), Materials (1.88%) and Energy (3.99%) were among the sectors which provided the least performance to the index during the year. Apple, Inc., Microsoft Corp. and Bank of America Corp. were among the stocks which provided the most performance to the index during the year. Monsanto Co., Apollo Group, Inc. (CIA) and Genzyme Corp. were among the stocks which provided the least performance to the index during the year.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	January 7, 1994
Advisor Class	August 5, 1998
A-Class	March 31, 2004
C-Class	March 15, 2001

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

14	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(01/07/94)			(08/05/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
INVERSE S&P 500 STRATEGY FUND	-36.51%	-2.58%	0.49%	-36.82%	-3.07%	-0.04%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%

	A-Class						C-Class
	(03/31/04)						(03/15/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
INVERSE S&P 500 STRATEGY FUND	-36.68%	-39.69%	-2.88%	-3.83%	-3.35%	-4.12%	-37.14%	-37.77%	-3.55%	-3.70%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	2.70%	2.70%	49.77%	49.77%	1.92%	1.87%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	15

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

NASDAQ-100® FUND
OBJECTIVE: To provide investment results that correspond to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).
Inception: February 14, 1994
For the one-year period ended March 31, 2010, NASDAQ-100® Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index. NASDAQ-100® Fund Investor Class returned 57.42%, while the NASDAQ-100 Index returned 59.36% over the same time period. Information Technology (41.07%), Consumer Discretionary (9.38%) and Health Care (5.22%) were among the sectors which contributed most to the performance of the index during the year, while Consumer Staples (0.29%), Materials (0.39%) and Telecommunication Services (0.90%) were among the sectors which contributed the least to performance to the index. Apple, Inc., Microsoft Corp. and Google, Inc. were among the stocks which provided the most performance to the index, while Apollo Group, Inc. (CIA), Genzyme Corp. and Gilead Sciences, Inc. were among the stocks which provided the least performance to the index during the year.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	February 14, 1994
Advisor Class	September 22, 1998
A-Class	March 31, 2004
C-Class	March 26, 2001

Ten Largest Holdings (% of Total Net Assets)

Apple, Inc.	15.6%
Microsoft Corp.	4.6%
Qualcomm, Inc.	4.5%
Google, Inc. — Class A	4.4%
Oracle Corp.	2.8%
Cisco Systems, Inc.	2.8%
Teva Pharmaceutical Industries Ltd. — SP ADR	2.4%
Intel Corp.	2.3%
Research In Motion Ltd.	2.2%
Gilead Sciences, Inc.	2.1%

Top Ten Total	43.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

16	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(02/14/94)			(09/22/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
NASDAQ-100® FUND	57.42%	5.30%	-8.75%	56.61%	4.79%	-9.22%
NASDAQ-100 INDEX	59.36%	6.28%	-7.45%	59.36%	6.28%	-7.45%

	A-Class						C-Class
	(03/31/04)						(03/26/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
NASDAQ-100® FUND	56.91%	49.45%	5.03%	4.02%	4.49%	3.65%	55.81%	54.81%	4.27%	-0.23%
NASDAQ-100 INDEX	59.36%	59.36%	6.28%	6.28%	5.80%	5.80%	59.36%	59.36%	6.28%	2.12%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The NASDAQ-100 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are is based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	17

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE NASDAQ-100® STRATEGY FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index (the “underlying index”).
Inception: September 3, 1998
For the one-year period ended March 31, 2010, with the NASDAQ-100 Index up 59.36%, the Inverse NASDAQ-100® Fund Investor Class returned -39.94% over the same time period. For the one-year period ended March 31, 2010, Inverse NASDAQ-100® Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index. Information Technology (41.07%), Consumer Discretionary (9.38%) and Health Care (5.22%) were among the sectors which contributed most to the performance of the index during the year, while Consumer Staples (0.29%), Materials (0.39%) and Telecommunication Services (0.90%) were among the sectors which contributed the least to performance to the index. Apple, Inc., Microsoft Corp. and Google, Inc. were among the stocks which provided the most performance to the index, while Apollo Group, Inc. (CIA), Genzyme Corp. and Gilead Sciences, Inc. were among the stocks which provided the least performance to the index during the year.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	September 3, 1998
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 7, 2001

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

18	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(09/03/98)			(08/01/03)
	ONE	FIVE	TEN	ONE	FIVE	SINCE
	YEAR	YEAR	YEAR	YEAR	YEAR	INCEPTION
INVERSE NASDAQ-100® STRATEGY FUND	-39.94%	-7.63%	-0.18%	-40.34%	-8.10%	-9.02%
NASDAQ-100 INDEX	59.36%	6.28%	-7.45%	59.36%	6.28%	-7.45%

	A-Class						C-Class
	(03/31/04)						(03/07/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
INVERSE NASDAQ-100® STRATEGY FUND	-40.09%	-42.93%	-7.85%	-8.74%	-7.33%	-8.08%	-40.55%	-41.14%	-8.55%	-6.65%
NASDAQ-100 INDEX	59.36%	59.36%	6.28%	6.28%	5.80%	5.80%	59.36%	59.36%	6.28%	0.17%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The NASDAQ-100 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	19

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

MID-CAP 1.5x STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Index (the “underlying index”).
Inception: August 16, 2001
For the year ended March 31, 2010, Rydex Mid-Cap 1.5x Strategy Fund H-Class returned 101.73%. Over the year, its benchmark, the S&P 400 MidCap Index turned in a 64.07% return. The Fund had a correlation of more than 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index. Financials (11.02%), Consumer Discretionary (10.18%) and Industrials (9.80%) were among the sectors which provided the most performance to the index during the year. While all sectors contributed positive performance to the Index, the Consumer Staples sector (1.90%) was the smallest contributor to performance. Newfield Exploration Co., priceline.com, Inc. and Cree, Inc. were among the stocks which provided the most performance to the index during the year. Fidelity National Financial Corp., ITT Educational Services, Inc. and Immucor, Inc. were among the stocks which provided the least performance to the index during the year.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	August 20, 2001
H-Class	August 16, 2001

Ten Largest Holdings (% of Total Net Assets)

Vertex Pharmaceuticals, Inc.	0.6%
Cree, Inc.	0.5%
New York Community Bancorp, Inc.	0.5%
Newfield Exploration Co.	0.5%
Lubrizol Corp.	0.4%
Joy Global, Inc.	0.4%
Cerner Corp.	0.4%
CarMax, Inc.	0.4%
Edwards Lifesciences Corp.	0.4%
Henry Schein, Inc.	0.4%

Top Ten Total	4.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

20	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class						C-Class
	(03/31/04)						(08/20/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
MID-CAP 1.5x STRATEGY FUND	101.73%	92.21%	0.35%	-0.62%	2.29%	1.47%	100.32%	99.32%	-0.39%	2.61%
S&P MIDCAP 400 INDEX	64.07%	64.07%	5.17%	5.17%	6.03%	6.03%	64.07%	64.07%	5.17%	6.90%

	H-Class
	(08/16/01)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION
MID-CAP 1.5x STRATEGY FUND	101.73%	0.35%	3.14%
S&P MIDCAP 400 INDEX	64.07%	5.17%	6.74%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P MidCap 400 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	21

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE MID-CAP STRATEGY FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the “underlying index”).
Inception: February 20, 2004
Mid-cap stocks outperformed large-cap stocks during the last year. For the year ended March 31, 2010, Rydex Inverse Mid-Cap Strategy Fund H-Class returned -43.27%. Over the year, its benchmark, the S&P 400 MidCap Index turned in a 64.07% return. Rydex Inverse Mid-Cap Strategy Fund achieved a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index. Financials (11.02%), Consumer Discretionary (10.18%) and Industrials (9.80%) were among the sectors which provided the most performance to the index during the year. While all sectors contributed positive performance to the Index, the consumer staples sector (1.90%) was the smallest contributor to performance. Newfield Exploration Co. and priceline.com, Inc. and Cree, Inc. were among the stocks which provided the most performance to the index during the year. Fidelity National Financial Corp., ITT Educational Services, Inc. and Immucor, Inc. were among the stocks which provided the least performance to the index during the year.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.
22	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class						C-Class
	(03/31/04)						(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
INVERSE MID-CAP STRATEGY FUND	-43.23%	-45.92%	-6.96%	-7.86%	-7.50%	-8.25%	-43.71%	-44.27%	-7.67%	-8.39%
S&P MIDCAP 400 INDEX	64.07%	64.07%	5.17%	5.17%	6.03%	6.03%	64.07%	64.07%	5.17%	6.13%

	H-Class
	(02/20/04)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION
INVERSE MID-CAP STRATEGY FUND	-43.27%	-6.97%	-7.69%
S&P MIDCAP 400 INDEX	64.07%	5.17%	6.13%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P MidCap 400 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	23

2

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

RUSSELL 2000® 1.5x STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is the Russell 2000 Index (the “underlying index”).
Inception: November 1, 2000
For the one-year period ended March 31, 2010, Russell 2000® 1.5x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000® Index. Russell 2000® 1.5x Strategy Fund H-Class returned 102.17%, while the Russell 2000 Index returned 62.77% over the same time period. The biggest performance contributors to the index during the period were Information Technology (14.04%), Consumer Discretionary (12.41%) and Financials (10.43%) during the year. While all sectors enjoyed positive performance during the period, Telecommunications (0.51%) and Utilities (0.91%) were among the sectors which provided the least performance to the index during the year. Human Genome Sciences, Inc., Dendreon Corp. and Tupperware Brands Corp. were among the stocks which provided the most performance to the index during the year. Myriad Genetics, Inc., Sequenom, Inc. and Immucor, Inc. were among the stocks which provided the least performance to the index during the year.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	January 23, 2001
H-Class	November 1, 2000

Ten Largest Holdings (% of Total Net Assets)

Human Genome Sciences, Inc.	0.2%
UAL Corp.	0.1%
Tupperware Brands Corp.	0.1%
3Com Corp.	0.1%
Assured Guaranty Ltd.	0.1%
Domtar Corp.	0.1%
Solera Holdings, Inc.	0.1%
Atheros Communications, Inc.	0.1%
Skyworks Solutions, Inc.	0.1%
E*Trade Financial Corp.	0.1%

Top Ten Total	1.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
24	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

3

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class						C-Class
	(03/31/04)						(01/23/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
RUSSELL 2000® 1.5x STRATEGY FUND	102.08%	92.52%	-0.94%	-1.90%	0.13%	-0.68%	100.68%	99.68%	-1.69%	0.19%
RUSSELL 2000 INDEX	62.77%	62.77%	3.39%	3.39%	3.73%	3.73%	62.77%	62.77%	3.39%	4.75%

	H-Class
	(11/01/00)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION
RUSSELL 2000® 1.5x STRATEGY FUND	102.17%	-0.95%	0.60%
RUSSELL 2000 INDEX	62.77%	3.39%	4.83%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Russell 2000 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	25

4

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

RUSSELL 2000® FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000 Index (the “underlying index”).
Inception: May 31, 2006
Russell 2000® Fund H-Class turned in a 60.24% performance for the one-year period ended March 31, 2010. Its benchmark, the Russell 2000 Index, was up 62.77% for the period. The index’s leaders were Information Technology (14.04%) and Consumer Discretionary (12.41%). Within Information Technology, 3Com Corp, Atheros Communications Inc., Skyworks Solutions Inc., Perot Systems and Polycom were the best contributors to return whereas Tupperware Brands was the top performer in Consumer Discretionary. On the flip side, utilities (0.91%) and telecommunication services (0.51%) were the biggest detractors of performance. Utilities was hindered by Laclede Group, Inc. and California Water Service Group; Neutral Tandem, Inc., Cbeyond, Inc. and Shenandoah Telecommunications Co. hurt telecommunication services.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)

Human Genome Sciences, Inc.	0.1%
UAL Corp.	0.1%
Tupperware Brands Corp.	0.1%
3Com Corp.	0.1%
Solera Holdings, Inc.	0.1%
Domtar Corp.	0.1%
Assured Guaranty Ltd.	0.1%
Skyworks Solutions, Inc.	0.1%
Polycom, Inc.	0.1%
E*Trade Financial Corp.	0.1%

Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

26	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class				C-Class			H-Class
	(05/31/06)				(05/31/06)			(05/31/06)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION
RUSSELL 2000® FUND	60.45%	52.86%	-1.87%	-3.11%	59.21%	58.21%	-2.64%	60.24%	-1.89%
RUSSELL 2000 INDEX	62.77%	62.77%	-0.16%	-0.16%	62.77%	62.77%	-0.16%	62.77%	-0.16%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Russell 2000 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	27

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE RUSSELL 2000® STRATEGY FUND
OBJECTIVE: To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000 Index (the “underlying index”).
Inception: February 20, 2004
For the one-year period ended March 31, 2010, Inverse Russell 2000® Strategy Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index. Russell 2000® Inverse Strategy Fund H-Class returned -43.79% while the Russell 2000 Index returned 62.77% over the same time period. The biggest performance contributors to the index during the period were Information Technology (14.04%), Consumer Discretionary (12.41%) and Financials (10.43%) during the year. While all sectors enjoyed positive performance during the period, Telecommunications (0.51%) and Utilities (0.91%) were among the sectors which provided the least performance to the index during the year. Human Genome Sciences, Inc., Dendreon Corp. and Tupperware Brands Corp. were among the stocks which provided the most performance to the index during the year. Myriad Genetics, Inc., Sequenom, Inc. and Immucor, Inc. were among the stocks which provided the least performance to the index during the year.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in short sales of securities and derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

28	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
			A-Class				C-Class
			(03/31/04)				(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
INVERSE RUSSELL 2000® STRATEGY FUND	-43.77%	-46.44%	-8.10%	-8.99%	-7.86%	-8.42%	-44.20%	-44.76%	-8.76%	-8.58%
RUSSELL 2000 INDEX	62.77%	62.77%	3.39%	3.39%	3.73%	3.73%	62.77%	62.77%	3.39%	3.99%

	H-Class
	(02/20/04)

	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION

INVERSE RUSSELL 2000® STRATEGY FUND	-43.79%	-8.09%	-7.91%
RUSSELL 2000 INDEX	62.77%	3.39%	3.99%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Russell 2000 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	29

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

S&P 500 PURE GROWTH FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund’s current benchmark is the S&P 500 Pure Growth Index (the “underlying index”).
Inception: February 20, 2004
S&P 500 Pure Growth Fund H-Class returned 67.62% for the year ended March 31, 2010 vs. the S&P 500 Pure Growth Index, which was up 70.43% for the year. Large-cap growth stocks underperformed large-cap value stocks during the period. The index’s best-performing sectors included information technology (20.90%) and consumer discretionary (11.32%). Cognizant Technology Solutions Corp. and Salesforce.com, Inc. were the leaders within information technology; in consumer discretionary, Coach, Inc., Wynn Resorts Ltd. and Sears Holdings Corp. led the pack.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

Priceline.com, Inc.	2.0%
Red Hat, Inc.	1.9%
Cognizant Technology Solutions
Corp. — Class A	1.9%
Amazon.com, Inc.	1.8%
Cliffs Natural Resources, Inc.	1.8%
Intuitive Surgical, Inc.	1.8%
Salesforce.com, Inc.	1.8%
Apple, Inc.	1.5%
Akamai Technologies, Inc.	1.5%
Cameron International Corp.	1.5%

Top Ten Total	17.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
30	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class						C-Class
	(09/01/04)						(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
S&P 500 PURE GROWTH FUND	67.57%	59.60%	1.91%	0.92%	2.51%	1.62%	66.25%	65.25%	1.14%	0.46%
S&P 500 PURE GROWTH INDEX	70.43%	70.43%	4.51%	4.51%	6.12%	6.12%	70.43%	70.43%	4.51%	4.86%

	H-Class
	(02/20/04)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION
S&P 500 PURE GROWTH FUND	67.62%	1.89%	1.21%
S&P 500 PURE GROWTH INDEX	70.43%	4.51%	4.86%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Pure Growth Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	31

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

S&P 500 PURE VALUE FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for large-cap value securities. The Fund’s current benchmark is the S&P 500 Pure Value Index (the “underlying index”).
Inception: February 20, 2004
S&P 500 Pure Value Fund H-Class returned 126.50% for the year ended March 31, 2010 vs. the S&P 500 Pure Value Index, which was up 134.91% for the year. Large-cap value stocks outperformed large-cap growth stocks during the period. The index’s best-performing sectors included Financials (53.24%) and Consumer Discretionary (39.75%). XL Capital Ltd. was the leader in financials, and Office Depot, Inc., Wyndham Worldwide Corp. and Ford Motor Co. led the way in consumer discretionary. Energy (2.87%) and Telecommunication Services (1.29%) were the worst-performing sectors. Energy was hurt by the negative performance of Chesapeake Energy Corp. while telecommunication services was hurt by its sole negative performer, MetroPCS Communications, Inc.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

Tesoro Corp.	2.9%
Sears Holdings Corp.	2.7%
Valero Energy Corp.	2.7%
United States Steel Corp.	2.4%
Genworth Financial, Inc. — Class A	2.3%
Huntington Bancshares, Inc.	2.3%
Tyson Foods, Inc. — Class A	2.2%
Sunoco, Inc.	2.2%
Zions Bancorporation	2.1%
Integrys Energy Group, Inc.	2.0%

Top Ten Total	23.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
32	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class						C-Class
	(09/01/04)						(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
S&P 500 PURE VALUE FUND	126.37%	115.64%	-0.01%	-0.98%	1.35%	0.47%	124.86%	123.86%	-0.73%	0.31%
S&P 500 PURE VALUE INDEX	134.91%	134.91%	3.34%	3.34%	5.65%	5.65%	134.91%	134.91%	3.34%	5.85%

	H-Class
	(02/20/04)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION
S&P 500 PURE VALUE FUND	126.50%	0.05%	1.06%
S&P 500 PURE VALUE INDEX	134.91%	3.34%	5.85%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Pure Value Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	33

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

S&P MIDCAP 400 PURE GROWTH FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index (the “underlying index”).
Inception: February 20, 2004
S&P MidCap 400 Pure Growth Fund H-Class returned 77.10% for the 12-month period ended March 31, 2010 vs. the S&P MidCap 400 Pure Growth Index, which was up 81.77% for the same period. Mid-cap growth stocks underperformed mid-cap value stocks during the period. The index’s best-performing sectors included Consumer Discretionary (26.24%) and Information Technology (13.77%). In consumer discretionary, J. Crew Group, Inc. and Sotheby’s led the way, whereas CommScope, Inc. and F5 Networks, Inc. were the leaders in information technology. None of the sectors in the index had negative returns. However, the index’s worst-performing sectors were Consumer Staples (1.84%) and Telecommunication Services (0.11%). PepsiAmericas, Inc. and Church & Dwight Company, Inc. were the bottom of the barrel in consumer staples during the period. Within telecommunication services, there were two holdings: Syniverse Holdings, Inc. (0.07)% and TW Telecom, Inc. (0.04)%.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

Green Mountain Coffee Roasters, Inc.	3.0%
Bucyrus International, Inc.	2.5%
Community Health Systems, Inc.	2.1%
Guess?, Inc.	2.1%
Netflix, Inc.	2.1%
Aeropostale, Inc.	2.1%
Cheesecake Factory, Inc.	2.0%
Reliance Steel & Aluminum Co.	1.9%
Jones Lang LaSalle, Inc.	1.8%
Oceaneering International, Inc.	1.8%

Top Ten Total	21.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
34	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class						C-Class
	(09/01/04)						(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
S&P MIDCAP 400 PURE GROWTH FUND	77.08%	68.64%	6.53%	5.50%	8.06%	7.13%	75.69%	74.69%	5.74%	5.79%
S&P MIDCAP 400 PURE GROWTH INDEX	81.77%	81.77%	8.29%	8.29%	10.28%	10.28%	81.77%	81.77%	8.29%	8.97%

	H-Class
	(02/20/04)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION
S&P MIDCAP 400 PURE GROWTH FUND	77.10%	6.54%	6.57%
S&P MIDCAP 400 PURE GROWTH INDEX	81.77%	8.29%	8.97%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P MidCap 400 Pure Growth Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	35

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

S&P MIDCAP 400 PURE VALUE FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund’s current benchmark is the S&P MidCap 400 Pure Value Index (the “underlying index”).
Inception: February 20, 2004
S&P MidCap 400 Pure Value Fund H-Class returned 123.43% for the 12-month period ended March 31, 2010 vs. the S&P MidCap 400 Pure Value Index, which was up 131.73%. Mid-cap value stocks outperformed mid-cap growth stocks during the period. The index’s best-performing sectors included Materials (36.82%) and Financials (27.70%). Within materials, Temple-Inland, Inc. and Ashland, Inc. turned in stellar performance for the year: 314.97% and 415.34%, respectively. Within financials, Protective Life Corp., SL Green Realty Corp. and Macerich Co. had high performance. The index’s worst-performing sectors were Energy (1.30%) and Telecommunication Services (-0.01%). Within energy, Overseas Shipholding Group, Inc. and Patterson-UTI Energy, Inc. detracted from performance. Within telecommunication services, the lone holding, Telephone & Data Systems, Inc., was down -0.01%.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

Kindred Healthcare, Inc.	3.3%
Cathay General Bancorp	3.0%
Federal Signal Corp.	2.6%
Foot Locker, Inc.	2.6%
Terex Corp.	2.4%
Frontier Oil Corp.	2.3%
Ashland, Inc.	2.3%
Smithfield Foods, Inc.	2.3%
Health Net, Inc.	2.0%
Regis Corp.	2.0%

Top Ten Total	24.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
36	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class						C-Class
	(09/01/04)						(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
S&P MIDCAP 400 PURE VALUE FUND	123.41%	112.83%	2.94%	1.94%	4.78%	3.87%	121.59%	120.59%	2.08%	3.24%
S&P MIDCAP 400 PURE VALUE INDEX	131.73%	131.73%	5.76%	5.76%	7.37%	7.37%	131.73%	131.73%	5.76%	6.71%

	H-Class
	(02/20/04)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION
S&P MIDCAP 400 PURE VALUE FUND	123.43%	2.92%	4.06%
S&P MIDCAP 400 PURE VALUE INDEX	131.73%	5.76%	6.71%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P MidCap 400 Pure Value Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	37

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

S&P SMALLCAP 600 PURE GROWTH FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index (the “underlying index”).
Inception: February 20, 2004
S&P SmallCap 600 Pure Growth Fund H-Class returned 68.12% for the year ended March 31, 2010 vs. the S&P SmallCap 600 Pure Growth Index, which was up 73.44% for the same period. Small-cap growth stocks underperformed small-cap value stocks. The biggest contributors to returns were the Consumer Discretionary (21.82%) and Information Technology (21.22%) sectors. Within consumer discretionary, the best-performing holdings included Crocs, Inc. and Ruth’s Hospitality Group, Inc. Within information technology, Intevac, Inc. and Kulicke & Soffa Industries, Inc. led the way.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

Perficient, Inc.	1.4%
Blue Coat Systems, Inc.	1.4%
True Religion Apparel, Inc.	1.3%
Lumber Liquidators Holdings, Inc.	1.3%
Andersons, Inc.	1.3%
Diodes, Inc.	1.2%
Wright Express Corp.	1.1%
Deckers Outdoor Corp.	1.1%
Triquint Semiconductor, Inc.	1.1%
Tetra Technologies, Inc.	1.1%

Top Ten Total	12.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

38	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class						C-Class
	(09/01/04)						(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
S&P SMALLCAP 600 PURE GROWTH FUND	68.28%	60.33%	1.76%	0.78%	4.23%	3.32%	66.97%	65.97%	1.02%	2.74%
S&P SMALLCAP 600 PURE GROWTH INDEX	73.44%	73.44%	3.86%	3.86%	6.65%	6.65%	73.44%	73.44%	3.86%	6.47%

	H-Class
	(02/20/04)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION
S&P SMALLCAP 600 PURE GROWTH FUND	68.12%	1.74%	3.46%
S&P SMALLCAP 600 PURE GROWTH INDEX	73.44%	3.86%	6.47%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P SmallCap 600 Pure Growth Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	39

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

S&P SMALLCAP 600 PURE VALUE FUND
OBJECTIVE: To provide investment results that match the performance of a benchmark for small-cap value securities. The Fund’s current benchmark is the S&P SmallCap 600 Pure Value Index (the “underlying index”).
Inception: February 20, 2004
S&P SmallCap 600 Pure Value Fund H-Class returned 150.07% vs. the S&P SmallCap 600 Pure Value Index, which was up a whopping 158.48% for the year ended March 31, 2010. Small-cap value stocks blew away small-cap growth stocks. The index’s best-performing holdings included Consumer Discretionary (103.77%) and Financials (20.96%). Within consumer discretionary, Ruby Tuesday, Inc. and Stein Mart, Inc. were the top contributors to return. In financials, National Financial Partners Corp. was the top contributor to returns. The index’s worst-performing holdings included Telecommunications Services (-0.14%), which was the only sector that returned a negative performance. Within telecommunications services, FairPoint Communications, Inc. and USA Mobility, Inc. hindered performance.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

Quiksilver, Inc.	3.9%
Tuesday Morning Corp.	3.3%
National Financial Partners Corp.	1.8%
NCI Building Systems, Inc.	1.7%
Ciber, Inc.	1.7%
Susquehanna Bancshares, Inc.	1.4%
Kelly Services, Inc. — Class A	1.4%
First Bancorp Puerto Rico	1.4%
Arctic Cat, Inc.	1.3%
Perry Ellis International, Inc.	1.3%

Top Ten Total	19.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

40	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
		A-Class				C-Class
		(09/01/04)				(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
S&P SMALLCAP 600 PURE VALUE FUND	150.09%	138.27%	0.69%	-0.29%	2.71%	1.82%	148.23%	147.23%	-0.13%	1.85%
S&P SMALLCAP 600 PURE VALUE INDEX	158.48%	158.48%	4.71%	4.71%	7.03%	7.03%	158.48%	158.48%	4.71%	6.52%

	H-Class
	(02/20/04)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION
S&P SMALLCAP 600 PURE VALUE FUND	150.07%	0.66%	2.64%
S&P SMALLCAP 600 PURE VALUE INDEX	158.48%	4.71%	6.52%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P SmallCap 600 Pure Value Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	41

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

EUROPE 1.25x STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is the STOXX 50® Index (the “underlying index”).
Inception: May 8, 2000
For the one-year period ended March 31, 2010, Rydex Europe 1.25x Strategy Fund maintained a daily correlation of over 94% to its benchmark of 125% of the daily price movement of the STOXX 50 Index. Rydex Europe 1.25x Strategy Fund H-Class returned 69.86% while the STOXX 50 Index returned 54.46% over the same time period. Financial and Materials stocks were among the best performers for the year. Barclays PLC, ING Groep and UniCredit SpA were among the best performing financials along with Anglo American PLC and Rio Tinto PLC among the best performing materials stocks. Rising European currencies during the year helped improve the Fund’s returns in U.S. dollar terms as the Fund does not hedge out its foreign currency exposure.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	May 10, 2001
H-Class	May 8, 2000

Ten Largest Holdings (% of Total Net Assets)

Novartis AG — SP ADR	3.5%
BP PLC — SP ADR	3.3%
GlaxoSmithKline PLC — SP ADR	2.8%
Telefonica SA — SP ADR	2.6%
Vodafone Group PLC — SP ADR	2.5%
Total SA — SP ADR	2.5%
Sanofi-Aventis — SP ADR	2.4%
HSBC Holdings PLC — SP ADR	2.4%
Royal Dutch Shell PLC — SP ADR	2.0%
France Telecom SA — SP ADR	1.8%

Top Ten Total	25.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

42	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
			A-Class				C-Class
			(03/31/04)				(05/10/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
EUROPE 1.25x STRATEGY FUND***	69.62%	61.50%	-2.63%	-3.56%	0.48%	-0.33%	68.20%	67.20%	-3.35%	-2.63%
STOXX 50 INDEX	54.46%	54.46%	3.09%	3.09%	5.34%	5.34%	54.46%	54.46%	3.09%	2.88%

	H-Class
	(05/08/00)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION
EUROPE 1.25x STRATEGY FUND***	69.86%	-2.59%	-4.31%
STOXX 50 INDEX	54.46%	3.09%	0.96%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	The effects of compounding and currency exchange rates may cause the longer-term correlation of the Fund to its benchmark to diminish.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The STOXX 50 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	43

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

JAPAN 2x STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average Index (the “underlying index”).
Inception: February 22, 2008
For the one-year period ended March 31, 2010, Rydex Japan 2x Strategy Fund maintained a daily correlation of over 96% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index. Rydex Japan 2x Strategy Fund H-Class returned 82.91% while the Nikkei-225 Stock Average Index returned 47.46% over the same time period. Various Consumer Discretionary stocks and Materials stocks were among the best performers for the year. Clarion Company Ltd, Pioneer Corp., Nissan Motor Co. Ltd were among the best performing consumer discretionary stocks while Denki Kagaku and Mitsubishi Rayon Company Ltd were among the best performing materials stocks. The Japanese yen appreciated during the year which helped the Fund’s performance in U.S. dollar terms as the Fund does not hedge out its foreign currency exposure.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	February 22, 2008
C-Class	February 22, 2008
H-Class	February 22, 2008

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

44	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class				C-Class			H-Class
	(02/22/08)				(02/22/08)			(02/22/08)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION
JAPAN 2x STRATEGY FUND***	83.02%	74.31%	-17.91%	-19.79%	81.54%	80.54%	-18.53%	82.91%	-17.93%
NIKKEI-225 STOCK AVERAGE INDEX	47.46%	47.46%	-1.02%	-1.02%	47.46%	47.46%	-1.02%	47.46%	-1.02%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

***	The effects of compounding and currency exchange rates may cause the longer-term correlation of the Fund to its benchmark to diminish.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Nikkei-225 Stock Average Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	45

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

STRENGTHENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”).
Inception: May 25, 2005
For the one-year period ended March 31, 2010, Strengthening Dollar 2x Strategy Fund H-Class returned -16.62%, compared with a decline of 5.10% for its benchmark, the U.S. Dollar Index. Strengthening Dollar 2x Strategy Fund maintained a daily correlation of over 98% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index (“DXY”) during this period. All six currencies outperformed the U.S. dollar over the past 12 months. The three currencies that contributed the most to Index performance were the Canadian dollar, Swedish krona and the Swiss franc. The U.S. Dollar, as measured against other major currencies, rallied over 10% at the beginning of 2009, but weakened subsequently to close the year 4.19% lower. The first quarter rally corresponded with heightened anxiety over World economic indicators, however, as investor sentiment eased and risk appetite returned after March 2009, the dollar weakened over 16% by November. The U.S. Dollar Index opened 2010 with another 10% rally, but is expected to ease as its status as a world reserve currency continues to be debated.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

46	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class				C-Class			H-Class
	(05/25/05)				(05/25/05)			(05/25/05)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION
STRENGTHENING DOLLAR 2x STRATEGY FUND	-16.60%	-20.56%	-2.86%	-3.83%	-17.20%	-18.03%	-3.48%	-16.62%	-2.94%
U.S. DOLLAR INDEX	-5.10%	-5.10%	-1.29%	-1.29%	-5.10%	-5.10%	-1.29%	-5.10%	-1.29%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	47

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

WEAKENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) performance of the U.S. Dollar Index (the “underlying index”).
Inception: May 25, 2005
For the one-year period ended March 31, 2010, Weakening Dollar 2x Strategy Fund H-Class returned 9.71%, compared with a decline of 5.10% for its benchmark, the U.S. Dollar Index. For the one-year period ended March 31, 2010, Weakening Dollar 2x Strategy Fund maintained a daily correlation of over 98% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index. All six currencies outperformed the U.S. dollar over the past 12 months. The three currencies that contributed the most to Index performance were the Canadian dollar, Swedish krona and the Swiss franc. The U.S. Dollar, as measured against other major currencies, rallied over 10% at the beginning of 2009, but weakened subsequently to close the year 4.19% lower. The first quarter rally corresponded with heightened anxiety over World economic indicators, however as investor sentiment eased and risk appetite returned after March 2009, the dollar weakened over 16% by November. The U.S. Dollar Index opened 2010 with another 10% rally, but is expected to ease as its status as a world reserve currency continues to be debated.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.
48	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class				C-Class			H-Class
	(05/25/05)				(05/25/05)			(05/25/05)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION
WEAKENING DOLLAR 2x STRATEGY FUND	9.77%	4.53%	1.49%	0.48%	8.84%	7.84%	0.71%	9.71%	1.47%
U.S. DOLLAR INDEX	-5.10%	-5.10%	-1.29%	-1.29%	-5.10%	-5.10%	-1.29%	-5.10%	-1.29%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	49

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

REAL ESTATE FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts (“REIT”) (collectively, “Real Estate Companies”).
Inception: February 20, 2004
Over the last year, confidence has improved and investors are more willing to take exposure to real estate. Despite the apparent stabilization in residential real estate, as observed via the Case-Shiller Index, which measures the residential housing market by tracking changes in the value of the residential real estate market in 20 metropolitan regions across the United States, commercial real estate remains a concern. Rydex Real Estate Fund H-Class returned 90.15%, compared to the 49.77% increase in the S&P 500 Index. As probably the most depressed asset class in the crisis, real estate rebounded the strongest. Within the sector, real estate investment trusts (REIT), which comprises 92% of the portfolio contributed 87.75% to fund performance for the year, helped by investments in Simon Property Group, Inc., Host Hotels & Resorts, Inc. and Vornado Realty Trust. Real Estate Management & Development (10.14%) produced a less significant positive return, helped by investments in Brookfield Asset Management, Inc. and Jones Lang LaSalle, Inc.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings
(% of Total Net Assets)

Simon Property Group, Inc.	3.5%
Public Storage	2.8%
Vornado Realty Trust	2.6%
Equity Residential	2.3%
Host Hotels & Resorts, Inc.	2.2%
Boston Properties, Inc.	2.2%
HCP, Inc.	2.2%
Annaly Capital Management, Inc.	2.1%
Brookfield Properties Corp.	2.0%
Ventas, Inc.	1.9%

Top Ten Total	23.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
50	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

1

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
		A-Class					C-Class
		(09/01/04)					(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
REAL ESTATE FUND	90.16%	81.13%	-1.05%	-2.01%	-0.08%	-0.95%	88.70%	87.70%	-1.80%	0.25%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	2.41%
MSCI U.S. REIT INDEX	110.46%	110.46%	3.77%	3.77%	4.60%	4.60%	110.46%	110.46%	3.77%	5.58%

	H-Class
	(02/20/04)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION
REAL ESTATE FUND	90.15%	-1.08%	0.97%
S&P 500 INDEX	49.77%	1.92%	2.41%
MSCI U.S. REIT INDEX	110.46%	3.77%	5.58%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and MSCI U.S. REIT Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	51

2

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
OBJECTIVE: To provide investment results that correspond to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.
Inception: January 3, 1994
On April 1, 2009, the 30-year bond recorded a yield of 3.50%. Long Treasury yields moved higher through the first quarter to mid-June as the Federal Reserve reported some stabilization in the economy. There was evidence of a slowdown, but not a recovery. Huge budget deficits and high unemployment added to market uncertainty, which increased volatility and lowered the Long Bond yield by the end of November. In December, the Fund’s benchmark yield rose again as signs of economic improvement became more widespread. By mid-January, the 30-year bond gave way to positive then negative economic news, leading yields to fluctuate in a narrow trading range for the remainder of the year. At year-end 2009, the Long Bond closed at a yield 4.71%. Since yields were, on average, higher and prices lower throughout a volatile year, Rydex Government Long Bond 1.2x Strategy Fund Investor Class was down 17.71% for the year ended March 31, 2010. For the same time period Government Long Bond 1.2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 120% of the daily price movement of the Long Treasury Bond.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	January 3, 1994
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	May 2, 2001

The Fund invests principally in U.S. Government securities and in derivative investments such as futures and options contracts.
52	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

3

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(01/03/94)			(08/01/03)
	ONE	FIVE	TEN	ONE	FIVE	SINCE
	YEAR	YEAR	YEAR	YEAR	YEAR	INCEPTION
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	-17.71%	3.39%	5.53%	-18.18%	2.67%	4.44%
PRICE MOVEMENT OF LONG TREASURY BOND	-0.50%	-2.02%	0.38%	-0.50%	-2.02%	-0.31%
BARCLAYS CAPITAL LONG TREASURY BOND INDEX	-7.26%	5.25%	6.86%	-7.26%	5.25%	5.99%

		A-Class					C-Class
		(03/31/04)					(05/02/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	-17.98%	-21.90%	3.07%	2.08%	3.20%	2.37%	-18.56%	-19.37%	2.27%	4.49%
PRICE MOVEMENT OF LONG TREASURY BOND	-0.50%	-0.50%	-2.02%	-2.02%	-1.65%	-1.65%	-0.50%	-0.50%	-2.02%	0.39%
BARCLAYS CAPITAL LONG TREASURY BOND INDEX	-7.26%	-7.26%	5.25%	5.25%	4.84%	4.84%	-7.26%	-7.26%	5.25%	6.50%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Barclays Capital Long Treasury Bond Index is an unmanaged bond index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. The price movement of the Long Treasury Bond represents a cumulative percentage change in its closing price. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	53

4

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
OBJECTIVE: To provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years.
Inception: March 3, 1995
During 2009, the government continued its efforts to stabilize financial markets, with its stimulus programs. After a rise of the 30-year bond yield during the first quarter, volatility prevailed throughout the remainder of the year due to investor uncertainty. Budget deficits, high unemployment and heavy Treasury borrowings encouraged skepticism about a sustainable recovery. At the start of 2010, cautious optimism regarding the recovery outlook, yet differing opinions concerning an increase in inflation, offered continued uncertainty. Severe snowstorms in February, which slowed economic activity plus the unknown regarding Fed action, prevented the market from finding direction.
The Long Bond began the year with a yield of 3.50% and ended at 4.71%. As Inverse Government Long Bond Strategy Fund inversely correlated to the price movement of the 30-year bond, the average higher yield/lower price, for the period, Investor Class provided a positive 9.98% return for the one-year period ended March 31, 2010. For the same time period, Inverse Government Long Bond Strategy Fund maintained a daily correlation of over 97% to its benchmark of -100% of the daily price movement of the Long Treasury Bond.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	March 3, 1995
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 28, 2001

The Fund invests principally in short sales and derivative investments such as futures contracts, and options on index futures.
54	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

5

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(03/03/95)			(08/01/03)
	ONE	FIVE	TEN	ONE	FIVE	SINCE
	YEAR	YEAR	YEAR	YEAR	YEAR	INCEPTION
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	9.98%	-3.68%	-5.27%	9.42%	-4.14%	-5.65%
PRICE MOVEMENT OF LONG TREASURY BOND	-0.50%	-2.02%	0.38%	-0.50%	-2.02%	-0.31%
BARCLAYS CAPITAL LONG TREASURY BOND INDEX	-7.26%	5.25%	6.86%	-7.26%	5.25%	5.99%

		A-Class					C-Class
		(03/31/04)					(03/28/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	9.62%	4.44%	-3.94%	-4.88%	-4.02%	-4.80%	8.79%	7.79%	-4.66%	-6.21%
PRICE MOVEMENT OF LONG TREASURY BOND	-0.50%	-0.50%	-2.02%	-2.02%	-1.65%	-1.65%	-0.50%	-0.50%	-2.02%	-0.01%
BARCLAYS CAPITAL LONG TREASURY BOND INDEX	-7.26%	-7.26%	5.25%	5.25%	4.84%	4.84%	-7.26%	-7.26%	5.25%	6.23%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Barclays Capital Long Treasury Bond Index is an unmanaged bond index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. The price movement of the Long Treasury Bond represents a cumulative percentage change in its closing price. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structure.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	55

6

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

HIGH YIELD STRATEGY FUND
OBJECTIVE: To provide investment results that correlate to the performance of the high yield bond market.
Inception: April 16, 2007
The high yield market had strong returns over the past year. Credit default swap spreads narrowed over the past 12 months as the economy strengthened and investors purchased high yield debt due to attractive yields. The five-year U.S. Treasury yield rose from 1.66% to 2.54% at the end of the period, which hurt some of the positive performance from narrowing credit spreads over the past 12 months. High Yield Strategy Fund H-Class returned 31.07% for the year ended March 31, 2010, as opposed to its index, the Barclays Capital U.S. Corporate High Yield Index, which returned 56.18%.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.
56	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

7

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class				C-Class			H-Class
	(04/16/07)				(04/16/07)			(04/16/07)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION
HIGH YIELD STRATEGY FUND	31.07%	24.85%	2.37%	0.69%	30.17%	29.17%	1.58%	31.07%	2.32%
S&P 500 INDEX	49.77%	49.77%	-5.30%	-5.30%	49.77%	49.77%	-5.30%	49.77%	-5.30%
BARCLAYS CAPITAL U.S. CORPORATE HIGH YIELD INDEX	56.18%	56.18%	6.57%	6.57%	56.18%	56.18%	6.57%	56.18%	6.57%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the Barclays Capital U.S. Corporate High Yield Index are unmanaged stock/bond indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	57

8

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE HIGH YIELD STRATEGY FUND
OBJECTIVE: To provide investment results that inversely correlate to the performance of the high yield bond market.
Inception: April 16, 2007
The high yield market had strong returns over the past year. Credit default swap spreads narrowed over the past 12 months as the economy strengthened and investors purchased high yield debt due to attractive yields. The five-year U.S. Treasury yield rose from 1.66% to 2.54% at the end of the period, which hurt some of the positive performance from narrowing credit spreads over the past 12 months. Inverse High Yield Strategy Fund H-Class returned -29.47% for the year ended March 31, 2010, as opposed to its index, the Barclays Capital U.S. Corporate High Yield Index, which returned 56.18%. Inverse High Yield Strategy Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Barclays Capital U.S. Corporate High Yield Index during this period.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

58	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class				C-Class			H-Class
	(04/16/07)				(04/16/07)			(04/16/07)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION
INVERSE HIGH YIELD STRATEGY FUND	-29.47%	-32.82%	-7.40%	-8.90%	-30.00%	-30.69%	-7.99%	-29.47%	-7.32%
S&P 500 INDEX	49.77%	49.77%	-5.30%	-5.30%	49.77%	49.77%	-5.30%	49.77%	-5.30%
BARCLAYS CAPITAL U.S. CORPORATE HIGH YIELD INDEX	56.18%	56.18%	6.57%	6.57%	56.18%	56.18%	6.57%	56.18%	6.57%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the Barclays Capital U.S. Corporate High Yield Index are unmanaged stock/bond indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	59

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

U.S. GOVERNMENT MONEY MARKET FUND
OBJECTIVE: To provide security of principal, high current income, and liquidity.
Inception: December 1, 1993
As of March 31, 2010, the Rydex U.S. Government Money Market Fund Investor Class recorded a yield of 0.01%. Following the collapse of the Reserve Primary Money Market Fund in mid-2008, money flowed into government only money funds, an increase of more than two times their pre-crisis levels. As Ben Bernanke signaled that the Federal Reserve’s target rate would remain in the range of 0-0.25% for an ‘extended period’, the yield of all money market instruments recorded further declines. Since money funds have limited alternatives for higher yields, all money market fund returns remained extremely low throughout the year. In January, the Securities and Exchange Commission (SEC) announced that a working group would draft new money market regulations, to allow greater resilience to certain short-term market risks. On February 24, the SEC set forth the final Money Market Reform rules, which will shift the regulatory climate toward greater oversight and tighter controls over risk.

Holdings Diversification (Market Exposure as % of Net Assets)
FADN — Federal Agency Discount Notes.

Inception Dates:

Investor Class	December 1, 1993
Investor2 Class	July 10, 2009
Advisor Class	April 1, 1998
A-Class	March 31, 2004
C-Class	October 19, 2000

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

60	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (concluded)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
		Investor Class		Investor2 Class		Advisor Class
		(12/01/93)		(07/10/09)		(04/01/98)
	ONE	FIVE	TEN	SINCE	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	INCEPTION	YEAR	YEAR	YEAR
U.S. GOVERNMENT MONEY MARKET FUND	0.01%	2.37%	2.13%	0.00%	0.01%	1.98%	1.73%

	A-Class			C-Class
	(03/31/04)			(10/19/00)
	ONE	FIVE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION	YEAR	YEAR*	YEAR	INCEPTION
U.S. GOVERNMENT MONEY MARKET FUND	0.01%	2.17%	1.91%	0.01%	-0.99%	1.60%	1.22%

*	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	61

SCHEDULE OF INVESTMENTS
March 31, 2010
     NOVA FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 68.0%(a)

INFORMATION TECHNOLOGY 12.8%
Microsoft Corp.	49,880	$1,459,988
Apple, Inc.*	5,930	1,393,135
International Business Machines Corp.	8,490	1,088,843
Cisco Systems, Inc.*	37,430	974,303
Google, Inc. — Class A*	1,580	895,876
Hewlett-Packard Co.	15,390	817,979
Intel Corp.	36,110	803,809
Oracle Corp.	25,550	656,380
Qualcomm, Inc.	10,989	461,428
Visa, Inc.	2,920	265,808
EMC Corp.*	13,419	242,079
Corning, Inc.	10,190	205,940
eBay, Inc.*	7,387	199,080
Texas Instruments, Inc.	8,120	198,696
Dell, Inc.*	11,260	169,013
MasterCard, Inc.	635	161,290
Automatic Data Processing, Inc.	3,305	146,973
Yahoo!, Inc.*	7,780	128,603
Adobe Systems, Inc.*	3,426	121,178
Applied Materials, Inc.	8,780	118,354
Motorola, Inc.*	15,120	106,142
Juniper Networks, Inc.*	3,440	105,539
Cognizant Technology Solutions Corp. — Class A*	1,948	99,309
Broadcom Corp. — Class A	2,816	93,435
Symantec Corp.*	5,270	89,168
Xerox Corp.	8,836	86,151
Agilent Technologies, Inc.*	2,280	78,409
Western Union Co.	4,460	75,642
NetApp, Inc.*	2,250	73,260
Intuit, Inc.*	2,050	70,397
Paychex, Inc.	2,097	64,378
NVIDIA Corp.*	3,629	63,072
CA, Inc.	2,580	60,553
Western Digital Corp.*	1,489	58,056
Micron Technology, Inc.*	5,560	57,768
Citrix Systems, Inc.*	1,197	56,822
Analog Devices, Inc.	1,950	56,199
Computer Sciences Corp.*	1,004	54,708
Salesforce.com, Inc.*	720	53,604
SanDisk Corp.*	1,498	51,876
Fiserv, Inc.*	1,000	50,760
Fidelity National Information Services, Inc.	2,160	50,630
Amphenol Corp.	1,130	47,675
Altera Corp.	1,940	47,161
Xilinx, Inc.	1,808	46,104
BMC Software, Inc.*	1,190	45,220
Autodesk, Inc.*	1,500	44,130
McAfee, Inc.*	1,040	41,735
Linear Technology Corp.	1,460	41,289

		MARKET
	SHARES	VALUE

Harris Corp.	860	$40,841
Electronic Arts, Inc.*	2,140	39,932
Red Hat, Inc.*	1,230	36,002
SAIC, Inc.*	1,990	35,223
Akamai Technologies, Inc.*	1,120	35,179
KLA-Tencor Corp.	1,117	34,538
Advanced Micro Devices, Inc.*	3,690	34,206
Microchip Technology, Inc.	1,199	33,764
Teradata Corp.*	1,090	31,490
VeriSign, Inc.*	1,200	31,212
Flir Systems, Inc.*	1,000	28,200
LSI Logic Corp.*	4,290	26,255
MEMC Electronic Materials, Inc.*	1,489	22,826
National Semiconductor Corp.	1,547	22,354
Jabil Circuit, Inc.	1,260	20,399
Total System Services, Inc.	1,290	20,201
Tellabs, Inc.	2,510	19,001
Molex, Inc.	890	18,565
Lexmark International, Inc.*	510	18,401
JDS Uniphase Corp.*	1,459	18,281
Novellus Systems, Inc.*	629	15,725
QLogic Corp.*	740	15,022
Novell, Inc.*	2,281	13,663
Monster Worldwide, Inc.*	820	13,620
Teradyne, Inc.*	1,160	12,957
Compuware Corp.*	1,490	12,516

Total Information Technology		13,028,320

FINANCIALS 11.2% Bank of America Corp.	65,580	1,170,603
JPMorgan Chase & Co.	25,970	1,162,158
Wells Fargo & Co.	33,871	1,054,066
Berkshire Hathaway, Inc. — Class B*	10,817	879,098
Goldman Sachs Group, Inc.	3,440	586,967
Citigroup, Inc.*	128,447	520,210
U.S. Bancorp	12,510	323,759
American Express Co.	7,821	322,694
Morgan Stanley	9,140	267,711
Bank of New York Mellon Corp.	7,900	243,952
MetLife, Inc.	5,350	231,869
PNC Financial Services Group, Inc.	3,380	201,786
Prudential Financial, Inc.	3,040	183,920
The Travelers Companies, Inc.	3,360	181,238
AFLAC, Inc.	3,070	166,670
Simon Property Group, Inc.	1,899	159,326
BB&T Corp.	4,519	146,370
State Street Corp.	3,240	146,254
CME Group, Inc.	440	139,088
Capital One Financial Corp.	2,980	123,402
Charles Schwab Corp.	6,395	119,523
Allstate Corp.	3,510	113,408
Chubb Corp.	2,150	111,478

62	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     NOVA FUND

		MARKET
	SHARES	VALUE

Franklin Resources, Inc.	970	$107,573
T. Rowe Price Group, Inc.	1,686	92,612
SunTrust Banks, Inc.	3,260	87,335
Northern Trust Corp.	1,579	87,256
Loews Corp.	2,320	86,490
Marsh & McLennan Companies, Inc.	3,479	84,957
Progressive Corp.	4,390	83,805
Hartford Financial Services Group, Inc.	2,900	82,418
Public Storage	890	81,871
Vornado Realty Trust	1,030	77,971
Ameriprise Financial, Inc.	1,670	75,751
Aon Corp.	1,740	74,315
Equity Residential	1,840	72,036
Fifth Third Bancorp	5,200	70,668
Boston Properties, Inc.	910	68,650
HCP, Inc.	1,919	63,327
Host Hotels & Resorts, Inc.	4,268	62,526
Invesco Ltd.	2,800	61,348
Regions Financial Corp.	7,800	61,230
Principal Financial Group, Inc.	2,090	61,049
Lincoln National Corp.	1,980	60,786
Genworth Financial, Inc. — Class A*	3,197	58,633
IntercontinentalExchange, Inc.*	480	53,846
Unum Group	2,170	53,751
Discover Financial Services	3,550	52,895
NYSE Euronext	1,710	50,633
Ventas, Inc.	1,018	48,335
AvalonBay Communities, Inc.	535	46,197
KeyCorp	5,740	44,485
Hudson City Bancorp, Inc.	3,100	43,896
Comerica, Inc.	1,140	43,366
M&T Bank Corp.	540	42,865
XL Capital Ltd.	2,240	42,336
Kimco Realty Corp.	2,647	41,399
Plum Creek Timber Company, Inc. (REIT)	1,060	41,245
ProLogis	3,096	40,867
SLM Corp.*	3,172	39,713
Moody’s Corp.	1,286	38,259
People’s United Financial, Inc.	2,430	38,005
Health Care REIT, Inc.	808	36,546
Cincinnati Financial Corp.	1,074	31,039
Leucadia National Corp.*	1,237	30,690
Legg Mason, Inc.	1,057	30,304
American International Group, Inc.*	880	30,043
Torchmark Corp.	540	28,895
CB Richard Ellis Group, Inc. — Class A*	1,775	28,134
Marshall & Ilsley Corp.	3,440	27,692
Assurant, Inc.	760	26,129
Huntington Bancshares, Inc.	4,677	25,115

		MARKET
	SHARES	VALUE

Zions Bancorporation	980	$21,384
First Horizon National Corp.*	1,466	20,598
NASDAQ OMX Group, Inc.*	970	20,486
E*Trade Financial Corp.*	10,410	17,177
Janus Capital Group, Inc.	1,200	17,148
Federated Investors, Inc. — Class B	580	15,300
Apartment Investment & Management Co. — Class A	766	14,102

Total Financials		11,401,032

HEALTH CARE 8.3% Johnson & Johnson	17,990	1,172,948
Pfizer, Inc.	52,760	904,834
Merck & Company, Inc.	20,370	760,819
Abbott Laboratories	10,150	534,702
Amgen, Inc.*	6,400	382,464
Medtronic, Inc.	7,220	325,117
Bristol-Myers Squibb Co.	11,214	299,414
Gilead Sciences, Inc.*	5,914	268,969
UnitedHealth Group, Inc.	7,570	247,312
Eli Lilly & Co.	6,630	240,139
Baxter International, Inc.	3,940	229,308
Medco Health Solutions, Inc.*	3,030	195,617
WellPoint, Inc.*	2,900	186,702
Celgene Corp.*	3,010	186,500
Express Scripts, Inc.*	1,797	182,863
Thermo Fisher Scientific, Inc.*	2,683	138,014
Allergan, Inc.	2,010	131,293
Becton, Dickinson & Co.	1,540	121,244
McKesson Corp.	1,764	115,930
Stryker Corp.	1,854	106,086
Biogen Idec, Inc.*	1,760	100,954
Aetna, Inc.	2,820	99,010
Genzyme Corp.*	1,740	90,184
St. Jude Medical, Inc.*	2,130	87,436
Intuitive Surgical, Inc.*	250	87,032
Cardinal Health, Inc.	2,360	85,031
Zimmer Holdings, Inc.*	1,390	82,288
Boston Scientific Corp.*	9,880	71,334
CIGNA Corp.	1,800	65,844
Forest Laboratories, Inc.*	1,979	62,061
Life Technologies Corp.*	1,176	61,470
Hospira, Inc.*	1,070	60,615
Quest Diagnostics, Inc.	980	57,124
C.R. Bard, Inc.	635	55,004
AmerisourceBergen Corp.	1,850	53,502
Humana, Inc.*	1,107	51,774
Laboratory Corporation of America Holdings*	680	51,483
Mylan Laboratories, Inc.*	2,000	45,420
Varian Medical Systems, Inc.*	810	44,817
DaVita, Inc.*	675	42,795
Waters Corp.*	610	41,199
Millipore Corp.*	369	38,966

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	63

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     NOVA FUND

		MARKET
	SHARES	VALUE

DENTSPLY International, Inc.	960	$33,456
Cephalon, Inc.*	490	33,212
CareFusion Corp.*	1,160	30,659
Watson Pharmaceuticals, Inc.*	700	29,239
Coventry Health Care, Inc.*	970	23,978
King Pharmaceuticals, Inc.*	1,620	19,051
Patterson Companies, Inc.	610	18,941
PerkinElmer, Inc.	770	18,403
Tenet Healthcare Corp.*	2,830	16,188

Total Health Care		8,388,745

CONSUMER STAPLES 7.7%
Procter & Gamble Co.	18,990	1,201,497
Coca-Cola Co.	15,070	828,850
Wal-Mart Stores, Inc.	13,950	775,620
PepsiCo, Inc.	10,681	706,655
Philip Morris International, Inc.	12,300	641,568
Kraft Foods, Inc.	11,347	343,133
CVS Caremark Corp.	9,090	332,330
Altria Group, Inc.	13,600	279,072
Colgate-Palmolive Co.	3,230	275,390
Walgreen Co.	6,440	238,860
Costco Wholesale Corp.	2,875	171,666
Kimberly-Clark Corp.	2,719	170,971
General Mills, Inc.	2,150	152,198
Archer-Daniels-Midland Co.	4,200	121,380
Sysco Corp.	3,869	114,135
H.J. Heinz Co.	2,075	94,641
Avon Products, Inc.	2,790	94,497
Kroger Co.	4,250	92,055
Kellogg Co.	1,667	89,068
Lorillard, Inc.	1,010	75,992
ConAgra Foods, Inc.	2,900	72,703
Mead Johnson Nutrition Co. — Class A	1,340	69,720
Sara Lee Corp.	4,560	63,521
Safeway, Inc.	2,540	63,144
Reynolds American, Inc.	1,106	59,702
Clorox Co.	920	59,009
Dr Pepper Snapple Group, Inc.	1,660	58,382
Coca-Cola Enterprises, Inc.	2,094	57,920
Estee Lauder Companies, Inc. — Class A	769	49,885
J.M. Smucker Co.	778	46,882
Hershey Co.	1,090	46,663
Molson Coors Brewing Co. — Class B	1,039	43,700
Campbell Soup Co.	1,230	43,481
Brown-Forman Corp. — Class B	710	42,210
Whole Foods Market, Inc.*	1,110	40,127
Tyson Foods, Inc. — Class A	1,990	38,109
McCormick & Company, Inc.	856	32,836
SUPERVALU, Inc.	1,386	23,118
Constellation Brands, Inc. — Class A*	1,308	21,504

		MARKET
	SHARES	VALUE

Hormel Foods Corp.	450	$18,905
Dean Foods Co.*	1,190	18,671

Total Consumer Staples		7,769,770

ENERGY 7.4% Exxon Mobil Corp.	30,870	2,067,673
Chevron Corp.	13,130	995,648
ConocoPhillips	9,720	497,372
Schlumberger Ltd.	7,820	496,257
Occidental Petroleum Corp.	5,310	448,907
Anadarko Petroleum Corp.	3,220	234,513
Apache Corp.	2,200	223,300
Devon Energy Corp.	2,920	188,136
XTO Energy, Inc.	3,810	179,756
Halliburton Co.	5,921	178,400
EOG Resources, Inc.	1,647	153,072
Marathon Oil Corp.	4,630	146,493
Hess Corp.	1,897	118,657
National-Oilwell Varco, Inc.	2,740	111,189
Chesapeake Energy Corp.	4,265	100,825
Baker Hughes, Inc.	2,041	95,600
Spectra Energy Corp.	4,230	95,302
Southwestern Energy Co.*	2,257	91,905
Williams Companies, Inc.	3,820	88,242
Noble Energy, Inc.	1,139	83,147
Peabody Energy Corp.	1,764	80,615
Valero Energy Corp.	3,690	72,693
Murphy Oil Corp.	1,250	70,237
Smith International, Inc.	1,619	69,326
Cameron International Corp.*	1,600	68,576
Consol Energy, Inc.	1,440	61,430
FMC Technologies, Inc.*	800	51,704
El Paso Corp.	4,580	49,647
Range Resources Corp.	1,040	48,745
Denbury Resources, Inc.*	2,590	43,693
Pioneer Natural Resources Co.	760	42,803
BJ Services Co.	1,920	41,088
Diamond Offshore Drilling, Inc.	450	39,965
Nabors Industries Ltd.*	1,860	36,512
Massey Energy Co.	620	32,420
Helmerich & Payne, Inc.	690	26,275
Cabot Oil & Gas Corp.	676	24,877
Sunoco, Inc.	760	22,580
Rowan Companies, Inc.*	740	21,541
Tesoro Corp.	919	12,774

Total Energy		7,511,895

INDUSTRIALS 7.1%
General Electric Co.	69,750	1,269,450
United Technologies Corp.	6,120	450,493
United Parcel Service, Inc. — Class B	6,490	418,021
3M Co.	4,648	388,433
Boeing Co.	4,950	359,420
Caterpillar, Inc.	4,077	256,239

64	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     NOVA FUND

		MARKET
	SHARES	VALUE

Emerson Electric Co.	4,920	$247,673
Union Pacific Corp.	3,300	241,890
Honeywell International, Inc.	4,999	226,305
General Dynamics Corp.	2,520	194,544
FedEx Corp.	2,050	191,470
Lockheed Martin Corp.	2,060	171,433
Deere & Co.	2,770	164,704
Raytheon Co.	2,480	141,658
Danaher Corp.	1,710	136,646
Norfolk Southern Corp.	2,416	135,030
Northrop Grumman Corp.	1,980	129,829
CSX Corp.	2,550	129,795
Illinois Tool Works, Inc.	2,530	119,821
Precision Castparts Corp.	930	117,840
Waste Management, Inc.	3,170	109,143
Paccar, Inc.	2,380	103,149
Eaton Corp.	1,080	81,832
Cummins, Inc.	1,320	81,774
L-3 Communications Holdings, Inc.	760	69,639
Parker Hannifin Corp.	1,050	67,977
ITT Corp.	1,201	64,386
Rockwell Collins, Inc.	1,026	64,217
Southwest Airlines Co.	4,857	64,210
Republic Services, Inc.	2,120	61,522
C.H. Robinson Worldwide, Inc.	1,090	60,877
Goodrich Corp.	824	58,108
Dover Corp.	1,225	57,269
Fluor Corp.	1,170	54,417
Rockwell Automation, Inc.	930	52,415
Expeditors International of Washington, Inc.	1,386	51,171
W.W. Grainger, Inc.	400	43,248
Fastenal Co.	860	41,271
Flowserve Corp.	370	40,800
First Solar, Inc.*	320	39,248
Textron, Inc.	1,784	37,874
Jacobs Engineering Group, Inc.*	809	36,559
Masco Corp.	2,350	36,472
Roper Industries, Inc.	610	35,282
Pitney Bowes, Inc.	1,360	33,252
Iron Mountain, Inc.	1,179	32,305
Pall Corp.	770	31,177
Stericycle, Inc.*	550	29,975
Equifax, Inc.	830	29,714
Robert Half International, Inc.	970	29,517
RR Donnelley & Sons Co.	1,340	28,609
Avery Dennison Corp.	730	26,579
Quanta Services, Inc.*	1,370	26,249
Dun & Bradstreet Corp.	330	24,559
Cintas Corp.	860	24,157
Snap-On, Inc.	378	16,383
Ryder System, Inc.	350	13,566

Total Industrials		7,249,596

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY 6.9%
McDonald’s Corp.	7,030	$469,042
Walt Disney Co.	12,677	442,554
Home Depot, Inc.	11,120	359,732
Comcast Corp. — Class A	18,550	349,111
Amazon.com, Inc.*	2,240	304,035
Ford Motor Co.*	22,023	276,829
Target Corp.	4,920	258,792
Time Warner, Inc.	7,520	235,150
Lowe’s Companies, Inc.	9,620	233,189
News Corp.	14,730	212,259
DIRECTV — Class A*	6,110	206,579
Nike, Inc. — Class B	2,550	187,425
Johnson Controls, Inc.	4,389	144,793
Viacom, Inc. — Class B*	3,970	136,489
Time Warner Cable, Inc.	2,300	122,613
Starbucks Corp.*	4,859	117,928
Yum! Brands, Inc.	3,071	117,711
TJX Companies, Inc.	2,740	116,505
Staples, Inc.	4,770	111,570
Carnival Corp.	2,840	110,419
Kohl’s Corp.*	2,000	109,560
Best Buy Company, Inc.	2,240	95,290
Coach, Inc.	2,050	81,016
Omnicom Group, Inc.	2,030	78,784
Priceline.com, Inc.*	300	76,500
Bed Bath & Beyond, Inc.*	1,710	74,830
McGraw-Hill Companies, Inc.	2,060	73,439
The Gap, Inc.	3,110	71,872
Discovery Communications, Inc. — Class A*	1,850	62,511
CBS Corp.	4,427	61,712
Macy’s, Inc.	2,750	59,867
Stanley Black & Decker, Inc.	1,033	59,305
Starwood Hotels & Resorts Worldwide, Inc.	1,220	56,901
Mattel, Inc.	2,383	54,189
Marriott International, Inc. — Class A	1,658	52,260
Apollo Group, Inc. — Class A*	837	51,300
J.C. Penney Company, Inc.	1,538	49,477
Fortune Brands, Inc.	990	48,025
VF Corp.	580	46,487
Nordstrom, Inc.	1,079	44,077
Genuine Parts Co.	1,040	43,940
Ross Stores, Inc.	810	43,311
Whirlpool Corp.	494	43,102
Limited Brands, Inc.	1,750	43,085
Harley-Davidson, Inc.	1,530	42,947
Sherwin-Williams Co.	600	40,608
Darden Restaurants, Inc.	910	40,531
H&R Block, Inc.	2,190	38,982
Tiffany & Co.	810	38,467
O’Reilly Automotive, Inc.*	896	37,372

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	65

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     NOVA FUND

		MARKET
	SHARES	VALUE

International Game Technology, Inc.	1,940	$35,793
Sears Holdings Corp.*	320	34,698
Wynn Resorts Ltd.	455	34,503
Expedia, Inc.	1,379	34,420
Family Dollar Stores, Inc.	900	32,949
AutoZone, Inc.*	190	32,887
Urban Outfitters, Inc.*	850	32,326
Polo Ralph Lauren Corp.	370	31,465
Hasbro, Inc.	800	30,624
Wyndham Worldwide Corp.	1,174	30,207
Newell Rubbermaid, Inc.	1,823	27,710
Abercrombie & Fitch Co. — Class A	580	26,471
Interpublic Group of Companies, Inc.*	3,180	26,458
DeVry, Inc.	400	26,080
Scripps Networks Interactive, Inc.	586	25,989
Gannett Company, Inc.	1,554	25,672
GameStop Corp.*	1,077	23,597
Pulte Homes, Inc.*	2,069	23,276
D.R. Horton, Inc.	1,810	22,806
Harman International Industries, Inc.*	450	21,051
Leggett & Platt, Inc.	970	20,991
Goodyear Tire & Rubber Co.*	1,580	19,971
Big Lots, Inc.*	540	19,667
RadioShack Corp.	820	18,557
Lennar Corp. — Class A	1,060	18,243
Washington Post Co. — Class B	40	17,767
Office Depot, Inc.*	1,797	14,340
AutoNation, Inc.*	590	10,667
Eastman Kodak Co.*	1,760	10,190
New York Times Co. — Class A*	760	8,459
Meredith Corp.	240	8,258

Total Consumer Discretionary		6,978,564

MATERIALS 2.4%
Monsanto Co.	3,570	254,969
Freeport-McMoRan Copper & Gold, Inc.	2,810	234,747
Dow Chemical Co.	7,520	222,366
E.I. du Pont de Nemours and Co.	5,906	219,940
Praxair, Inc.	2,000	166,000
Newmont Mining Corp.	3,209	163,434
Air Products & Chemicals, Inc.	1,395	103,160
Alcoa, Inc.	6,670	94,981
Nucor Corp.	2,060	93,483
PPG Industries, Inc.	1,080	70,632
International Paper Co.	2,829	69,622
Ecolab, Inc.	1,540	67,683
Weyerhaeuser Co.	1,380	62,473
Cliffs Natural Resources, Inc.	876	62,152

		MARKET
	SHARES	VALUE

United States Steel Corp.	937	$59,518
Sigma-Aldrich Corp.	805	43,196
Vulcan Materials Co.	830	39,209
Owens-Illinois, Inc.*	1,100	39,094
Allegheny Technologies, Inc.	640	34,554
Airgas, Inc.	540	34,355
Ball Corp.	620	33,096
Eastman Chemical Co.	480	30,566
CF Industries Holdings, Inc.	317	28,904
MeadWestvaco Corp.	1,120	28,616
FMC Corp.	470	28,454
International Flavors & Fragrances, Inc.	519	24,741
Sealed Air Corp.	1,043	21,986
Pactiv Corp.*	868	21,856
Bemis Co.	710	20,391
AK Steel Holding Corp.	718	16,414
Titanium Metals Corp.*	550	9,125

Total Materials		2,399,717

UTILITIES 2.3% Exelon Corp.	4,310	188,821
Southern Co.	5,356	177,605
Dominion Resources, Inc.	3,916	160,987
Duke Energy Corp.	8,560	139,699
FPL Group, Inc.	2,700	130,491
American Electric Power Company, Inc.	3,127	106,881
PG&E Corp.	2,430	103,081
Entergy Corp.	1,239	100,793
Public Service Enterprise Group, Inc.	3,310	97,711
Consolidated Edison, Inc.	1,845	82,176
Sempra Energy	1,610	80,339
FirstEnergy Corp.	1,990	77,789
Progress Energy, Inc.	1,860	73,210
Edison International	2,135	72,953
PPL Corp.	2,467	68,361
Xcel Energy, Inc.	2,990	63,388
Questar Corp.	1,140	49,248
DTE Energy Co.	1,080	48,168
AES Corp.*	4,370	48,070
Constellation Energy Group, Inc.	1,310	45,994
Ameren Corp.	1,549	40,398
EQT Corp.	940	38,540
Wisconsin Energy Corp.	760	37,552
CenterPoint Energy, Inc.	2,570	36,905
NRG Energy, Inc.*	1,710	35,739
Northeast Utilities	1,147	31,703
Oneok, Inc.	690	31,498
NiSource, Inc.	1,810	28,598
SCANA Corp.	730	27,441
Allegheny Energy, Inc.	1,110	25,530
Pinnacle West Capital Corp.	660	24,902
Pepco Holdings, Inc.	1,450	24,867
Integrys Energy Group, Inc.	500	23,690

66	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     NOVA FUND

		MARKET
	SHARES	VALUE

CMS Energy Corp.	1,500	$23,190
TECO Energy, Inc.	1,399	22,230
Nicor, Inc.	296	12,408

Total Utilities		2,380,956

TELECOMMUNICATION SERVICES 1.9%
AT&T, Inc.	38,580	996,907
Verizon Communications, Inc.	18,540	575,111
American Tower Corp. — Class A*	2,630	112,064
Sprint Nextel Corp.*	19,460	73,948
CenturyTel, Inc.	1,960	69,502
Qwest Communications International, Inc.	9,731	50,796
Windstream Corp.	2,990	32,561
Frontier Communications Corp.	2,045	15,215
MetroPCS Communications, Inc.*	1,714	12,135

Total Telecommunication Services		1,938,239

Total Common Stocks (Cost $50,400,289)		69,046,834

	FACE
	AMOUNT
REPURCHASE AGREEMENTS 22.5%†(b)
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	$9,696,224	9,696,224
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	4,910,216	4,910,216
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	3,916,960	3,916,960
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	3,872,847	3,872,847
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	414,948	414,948

Total Repurchase Agreements (Cost $22,811,195)		22,811,195

Total Investments 90.5% (Cost $73,211,484)		$91,858,029

Other Assets in Excess of Liabilities – 9.5%		$9,692,608

Net Assets – 100.0%		$101,550,637

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS PURCHASED(a)
June 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $16,776,000)	288	$79,465

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 S&P 500 Index Swap, Terminating 04/01/10††† (Notional Market Value $44,052,249)	37,670	$1,066,991
Goldman Sachs International April 2010 S&P 500 Index Swap, Terminating 04/27/10††† (Notional Market Value $22,352,300)	19,114	59,947

(Total Notional Market Value $66,404,549)		$1,126,938

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.

REIT — Real Estate Investment Trust.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	67

SCHEDULE OF INVESTMENTS
March 31, 2010
     S&P 500 FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 38.7%(a)

INFORMATION TECHNOLOGY 7.3%
Microsoft Corp.	70,390	$2,060,315
Apple, Inc.*	8,370	1,966,364
International Business Machines Corp.	11,980	1,536,435
Cisco Systems, Inc.*	52,820	1,374,905
Google, Inc. — Class A*	2,230	1,264,432
Hewlett-Packard Co.	21,720	1,154,418
Intel Corp.	50,958	1,134,325
Oracle Corp.	36,060	926,381
Qualcomm, Inc.	15,499	650,803
Visa, Inc.	4,120	375,044
EMC Corp.*	18,940	341,678
Corning, Inc.	14,380	290,620
eBay, Inc.*	10,427	281,008
Texas Instruments, Inc.	11,460	280,426
Dell, Inc.*	15,889	238,494
MasterCard, Inc.	890	226,060
Automatic Data Processing, Inc.	4,658	207,141
Yahoo!, Inc.*	10,980	181,499
Adobe Systems, Inc.*	4,840	171,191
Applied Materials, Inc.	12,390	167,017
Motorola, Inc.*	21,338	149,793
Juniper Networks, Inc.*	4,850	148,798
Cognizant Technology Solutions Corp. — Class A*	2,748	140,093
Broadcom Corp. — Class A	3,980	132,056
Symantec Corp.*	7,440	125,885
Xerox Corp.	12,470	121,582
Agilent Technologies, Inc.*	3,219	110,701
Western Union Co.	6,300	106,848
NetApp, Inc.*	3,180	103,541
Intuit, Inc.*	2,900	99,586
Paychex, Inc.	2,970	91,179
NVIDIA Corp.*	5,120	88,986
CA, Inc.	3,650	85,665
Western Digital Corp.*	2,110	82,269
Micron Technology, Inc.*	7,850	81,562
Citrix Systems, Inc.*	1,700	80,699
Analog Devices, Inc.	2,750	79,255
Computer Sciences Corp.*	1,420	77,376
Salesforce.com, Inc.*	1,010	75,195
SanDisk Corp.*	2,110	73,069
Fiserv, Inc.*	1,410	71,572
Fidelity National Information Services, Inc.	3,039	71,234
Amphenol Corp.	1,599	67,462
Altera Corp.	2,740	66,609
Xilinx, Inc.	2,550	65,025
BMC Software, Inc.*	1,680	63,840
Autodesk, Inc.*	2,120	62,370
McAfee, Inc.*	1,460	58,590
Linear Technology Corp.	2,060	58,257

		MARKET
	SHARES	VALUE

Harris Corp.	1,210	$57,463
Electronic Arts, Inc.*	3,008	56,129
Red Hat, Inc.*	1,740	50,930
Akamai Technologies, Inc.*	1,590	49,942
SAIC, Inc.*	2,810	49,737
KLA-Tencor Corp.	1,588	49,101
Advanced Micro Devices, Inc.*	5,208	48,278
Microchip Technology, Inc.	1,698	47,816
Teradata Corp.*	1,540	44,491
VeriSign, Inc.*	1,690	43,957
Flir Systems, Inc.*	1,410	39,762
LSI Logic Corp.*	6,060	37,087
MEMC Electronic Materials, Inc.*	2,100	32,193
National Semiconductor Corp.	2,186	31,588
Jabil Circuit, Inc.	1,780	28,818
Total System Services, Inc.	1,820	28,501
Tellabs, Inc.	3,550	26,874
Molex, Inc.	1,250	26,075
Lexmark International, Inc.*	718	25,905
JDS Uniphase Corp.*	2,055	25,749
Novellus Systems, Inc.*	880	22,000
QLogic Corp.*	1,050	21,315
Monster Worldwide, Inc.*	1,158	19,234
Novell, Inc.*	3,210	19,228
Teradyne, Inc.*	1,640	18,319
Compuware Corp.*	2,100	17,640

Total Information Technology		18,385,785

FINANCIALS 6.4%
Bank of America Corp.	92,538	1,651,803
JPMorgan Chase & Co.	36,640	1,639,640
Wells Fargo & Co.	47,789	1,487,194
Berkshire Hathaway, Inc. — Class B*	15,270	1,240,993
Goldman Sachs Group, Inc.	4,849	827,385
Citigroup, Inc.*	181,245	734,042
U.S. Bancorp	17,650	456,782
American Express Co.	11,040	455,510
Morgan Stanley	12,898	377,782
Bank of New York Mellon Corp.	11,149	344,281
MetLife, Inc.	7,559	327,607
PNC Financial Services Group, Inc.	4,770	284,769
Prudential Financial, Inc.	4,290	259,545
The Travelers Companies, Inc.	4,740	255,676
AFLAC, Inc.	4,328	234,967
Simon Property Group, Inc.	2,683	225,104
BB&T Corp.	6,370	206,324
State Street Corp.	4,568	206,200
CME Group, Inc.	605	191,247
Capital One Financial Corp.	4,200	173,922
Charles Schwab Corp.	9,018	168,546
Allstate Corp.	4,950	159,934
Chubb Corp.	3,030	157,105
Franklin Resources, Inc.	1,368	151,711

68	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

1

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     S&P 500 FUND

		MARKET
	SHARES	VALUE

T. Rowe Price Group, Inc.	2,390	$131,283
SunTrust Banks, Inc.	4,610	123,502
Northern Trust Corp.	2,228	123,119
Loews Corp.	3,270	121,906
Marsh & McLennan Companies, Inc.	4,910	119,902
Progressive Corp.	6,200	118,358
Hartford Financial Services Group, Inc.	4,090	116,238
Public Storage	1,250	114,987
Vornado Realty Trust	1,450	109,765
Ameriprise Financial, Inc.	2,360	107,050
Aon Corp.	2,460	105,067
Equity Residential	2,600	101,790
Fifth Third Bancorp	7,330	99,615
Boston Properties, Inc.	1,280	96,563
HCP, Inc.	2,709	89,397
Host Hotels & Resorts, Inc.	6,027	88,296
Invesco Ltd.	3,960	86,764
Regions Financial Corp.	10,999	86,342
Principal Financial Group, Inc.	2,949	86,140
Lincoln National Corp.	2,790	85,653
Genworth Financial, Inc. — Class A*	4,509	82,695
IntercontinentalExchange, Inc.*	680	76,282
Unum Group	3,070	76,044
Discover Financial Services	5,024	74,858
NYSE Euronext	2,410	71,360
Ventas, Inc.	1,450	68,846
AvalonBay Communities, Inc.	750	64,762
KeyCorp	8,100	62,775
Hudson City Bancorp, Inc.	4,370	61,879
Comerica, Inc.	1,610	61,244
M&T Bank Corp.	770	61,123
XL Capital Ltd.	3,160	59,724
Kimco Realty Corp.	3,740	58,494
Plum Creek Timber Company, Inc. (REIT)	1,500	58,365
ProLogis	4,370	57,684
SLM Corp.*	4,468	55,939
Moody’s Corp.	1,810	53,847
People’s United Financial, Inc.	3,430	53,645
Health Care REIT, Inc.	1,144	51,743
Leucadia National Corp.*	1,750	43,417
Cincinnati Financial Corp.	1,500	43,350
Legg Mason, Inc.	1,500	43,005
American International Group, Inc.*	1,240	42,334
Torchmark Corp.	760	40,668
CB Richard Ellis Group, Inc. — Class A*	2,488	39,435
Marshall & Ilsley Corp.	4,860	39,123
Assurant, Inc.	1,070	36,787
Huntington Bancshares, Inc.	6,610	35,496

		MARKET
	SHARES	VALUE

Zions Bancorporation	1,389	$30,308
First Horizon National Corp.*	2,080	29,222
NASDAQ OMX Group, Inc.*	1,366	28,850
E*Trade Financial Corp.*	14,680	24,222
Janus Capital Group, Inc.	1,690	24,150
Federated Investors, Inc. — Class B	820	21,632
Apartment Investment & Management Co. — Class A	1,080	19,883

Total Financials		16,082,997

HEALTH CARE 4.7%
Johnson & Johnson	25,390	1,655,428
Pfizer, Inc.	74,450	1,276,818
Merck & Company, Inc.	28,728	1,072,991
Abbott Laboratories	14,320	754,378
Amgen, Inc.*	9,030	539,633
Medtronic, Inc.	10,190	458,856
Bristol-Myers Squibb Co.	15,810	422,127
Gilead Sciences, Inc.*	8,330	378,848
UnitedHealth Group, Inc.	10,680	348,916
Eli Lilly & Co.	9,358	338,947
Baxter International, Inc.	5,560	323,592
Medco Health Solutions, Inc.*	4,280	276,317
WellPoint, Inc.*	4,100	263,958
Celgene Corp.*	4,239	262,648
Express Scripts, Inc.*	2,540	258,470
Thermo Fisher Scientific, Inc.*	3,780	194,443
Allergan, Inc.	2,840	185,509
Becton, Dickinson & Co.	2,170	170,844
McKesson Corp.	2,490	163,643
Stryker Corp.	2,610	149,344
Biogen Idec, Inc.*	2,490	142,826
Aetna, Inc.	3,980	139,738
Genzyme Corp.*	2,448	126,880
Intuitive Surgical, Inc.*	360	125,327
St. Jude Medical, Inc.*	3,000	123,150
Cardinal Health, Inc.	3,330	119,980
Zimmer Holdings, Inc.*	1,960	116,032
Boston Scientific Corp.*	13,940	100,647
CIGNA Corp.	2,540	92,913
Forest Laboratories, Inc.*	2,790	87,494
Life Technologies Corp.*	1,666	87,082
Hospira, Inc.*	1,508	85,428
Quest Diagnostics, Inc.	1,390	81,023
C.R. Bard, Inc.	880	76,226
AmerisourceBergen Corp.	2,610	75,481
Laboratory Corporation of America Holdings*	970	73,439
Humana, Inc.*	1,570	73,429
Mylan Laboratories, Inc.*	2,830	64,269
Varian Medical Systems, Inc.*	1,140	63,076
DaVita, Inc.*	950	60,230
Waters Corp.*	860	58,084
Millipore Corp.*	520	54,912

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	69

2

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     S&P 500 FUND

		MARKET
	SHARES	VALUE

DENTSPLY International, Inc.	1,360	$47,396
Cephalon, Inc.*	690	46,768
CareFusion Corp.*	1,640	43,345
Watson Pharmaceuticals, Inc.*	980	40,935
Coventry Health Care, Inc.*	1,370	33,866
King Pharmaceuticals, Inc.*	2,290	26,930
Patterson Companies, Inc.	860	26,703
PerkinElmer, Inc.	1,080	25,812
Tenet Healthcare Corp.*	3,990	22,823

Total Health Care		11,837,954

CONSUMER STAPLES 4.4%
Procter & Gamble Co.	26,800	1,695,636
Coca-Cola Co.	21,270	1,169,850
Wal-Mart Stores, Inc.	19,680	1,094,208
PepsiCo, Inc.	15,069	996,965
Philip Morris International, Inc.	17,350	904,976
Kraft Foods, Inc.	16,020	484,445
CVS Caremark Corp.	12,830	469,065
Altria Group, Inc.	19,190	393,779
Colgate-Palmolive Co.	4,560	388,786
Walgreen Co.	9,090	337,148
Costco Wholesale Corp.	4,049	241,766
Kimberly-Clark Corp.	3,838	241,333
General Mills, Inc.	3,040	215,202
Archer-Daniels-Midland Co.	5,929	171,348
Sysco Corp.	5,469	161,335
Avon Products, Inc.	3,940	133,448
H.J. Heinz Co.	2,920	133,181
Kroger Co.	6,000	129,960
Kellogg Co.	2,350	125,560
Lorillard, Inc.	1,430	107,593
ConAgra Foods, Inc.	4,090	102,536
Mead Johnson Nutrition Co. — Class A	1,888	98,233
Sara Lee Corp.	6,430	89,570
Safeway, Inc.	3,590	89,247
Reynolds American, Inc.	1,560	84,209
Clorox Co.	1,290	82,741
Dr Pepper Snapple Group, Inc.	2,340	82,298
Coca-Cola Enterprises, Inc.	2,950	81,597
Estee Lauder Companies, Inc. — Class A	1,090	70,708
J.M. Smucker Co.	1,100	66,286
Hershey Co.	1,529	65,456
Campbell Soup Co.	1,740	61,509
Molson Coors Brewing Co. — Class B	1,460	61,408
Brown-Forman Corp. — Class B	1,000	59,450
Whole Foods Market, Inc.*	1,570	56,755
Tyson Foods, Inc. — Class A	2,808	53,773
McCormick & Company, Inc.	1,220	46,799
SUPERVALU, Inc.	1,960	32,693
Constellation Brands, Inc. — Class A*	1,840	30,250

		MARKET
	SHARES	VALUE

Hormel Foods Corp.	638	$26,802
Dean Foods Co.*	1,669	26,187

Total Consumer Staples		10,964,091

ENERGY 4.2%
Exxon Mobil Corp.	43,560	2,917,649
Chevron Corp.	18,530	1,405,130
ConocoPhillips	13,719	702,001
Schlumberger Ltd.	11,040	700,599
Occidental Petroleum Corp.	7,490	633,205
Anadarko Petroleum Corp.	4,540	330,648
Apache Corp.	3,100	314,650
Devon Energy Corp.	4,117	265,258
XTO Energy, Inc.	5,380	253,828
Halliburton Co.	8,349	251,555
EOG Resources, Inc.	2,330	216,550
Marathon Oil Corp.	6,530	206,609
Hess Corp.	2,690	168,260
National-Oilwell Varco, Inc.	3,860	156,639
Chesapeake Energy Corp.	6,009	142,053
Baker Hughes, Inc.	2,880	134,899
Spectra Energy Corp.	5,969	134,482
Southwestern Energy Co.*	3,189	129,856
Williams Companies, Inc.	5,380	124,278
Noble Energy, Inc.	1,609	117,457
Peabody Energy Corp.	2,479	113,290
Valero Energy Corp.	5,210	102,637
Murphy Oil Corp.	1,760	98,894
Smith International, Inc.	2,290	98,058
Cameron International Corp.*	2,257	96,735
Consol Energy, Inc.	2,030	86,600
FMC Technologies, Inc.*	1,130	73,032
El Paso Corp.	6,470	70,135
Range Resources Corp.	1,468	68,805
Denbury Resources, Inc.*	3,650	61,576
Pioneer Natural Resources Co.	1,070	60,262
BJ Services Co.	2,710	57,994
Diamond Offshore Drilling, Inc.	640	56,838
Nabors Industries Ltd.*	2,630	51,627
Massey Energy Co.	880	46,015
Helmerich & Payne, Inc.	980	37,318
Cabot Oil & Gas Corp.	960	35,328
Sunoco, Inc.	1,080	32,087
Rowan Companies, Inc.*	1,050	30,566
Tesoro Corp.	1,297	18,028

Total Energy		10,601,431

INDUSTRIALS 4.1%
General Electric Co.	98,437	1,791,554
United Technologies Corp.	8,640	635,990
United Parcel Service, Inc. — Class B	9,160	589,996
3M Co.	6,567	548,804
Boeing Co.	6,970	506,092
Caterpillar, Inc.	5,760	362,016

70	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

3

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     S&P 500 FUND

		MARKET
	SHARES	VALUE

Emerson Electric Co.	6,940	$349,360
Union Pacific Corp.	4,658	341,431
Honeywell International, Inc.	7,053	319,289
General Dynamics Corp.	3,560	274,832
FedEx Corp.	2,890	269,926
Lockheed Martin Corp.	2,910	242,170
Deere & Co.	3,910	232,489
Raytheon Co.	3,500	199,920
Danaher Corp.	2,420	193,382
Norfolk Southern Corp.	3,410	190,585
CSX Corp.	3,600	183,240
Northrop Grumman Corp.	2,790	182,940
Illinois Tool Works, Inc.	3,570	169,075
Precision Castparts Corp.	1,308	165,737
Waste Management, Inc.	4,470	153,902
Paccar, Inc.	3,358	145,536
Eaton Corp.	1,530	115,928
Cummins, Inc.	1,860	115,227
L-3 Communications Holdings, Inc.	1,070	98,044
Parker Hannifin Corp.	1,480	95,815
Rockwell Collins, Inc.	1,450	90,756
Southwest Airlines Co.	6,860	90,689
ITT Corp.	1,690	90,601
Republic Services, Inc.	2,987	86,683
C.H. Robinson Worldwide, Inc.	1,540	86,009
Goodrich Corp.	1,150	81,098
Dover Corp.	1,720	80,410
Fluor Corp.	1,650	76,742
Rockwell Automation, Inc.	1,320	74,395
Expeditors International of Washington, Inc.	1,960	72,363
W.W. Grainger, Inc.	570	61,628
Fastenal Co.	1,210	58,068
Flowserve Corp.	520	57,340
First Solar, Inc.*	450	55,193
Textron, Inc.	2,520	53,500
Jacobs Engineering Group, Inc.*	1,150	51,969
Masco Corp.	3,310	51,371
Roper Industries, Inc.	860	49,742
Pitney Bowes, Inc.	1,908	46,651
Iron Mountain, Inc.	1,670	45,758
Pall Corp.	1,080	43,729
Stericycle, Inc.*	780	42,510
Equifax, Inc.	1,170	41,886
Robert Half International, Inc.	1,370	41,689
RR Donnelley & Sons Co.	1,900	40,565
Avery Dennison Corp.	1,030	37,502
Quanta Services, Inc.*	1,940	37,170
Dun & Bradstreet Corp.	470	34,977
Cintas Corp.	1,208	33,933
Snap-On, Inc.	530	22,970
Ryder System, Inc.	490	18,992

Total Industrials		10,230,169

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY 3.9%
McDonald’s Corp.	9,930	$662,530
Walt Disney Co.	17,890	624,540
Home Depot, Inc.	15,690	507,571
Comcast Corp. — Class A	26,180	492,708
Amazon.com, Inc.*	3,159	428,771
Ford Motor Co.*	31,060	390,424
Target Corp.	6,940	365,044
Time Warner, Inc.	10,610	331,775
Lowe’s Companies, Inc.	13,580	329,179
News Corp.	20,789	299,569
DIRECTV — Class A*	8,630	291,780
Nike, Inc. — Class B	3,600	264,600
Johnson Controls, Inc.	6,199	204,505
Viacom, Inc. — Class B*	5,599	192,494
Time Warner Cable, Inc.	3,250	173,258
Starbucks Corp.*	6,860	166,492
Yum! Brands, Inc.	4,330	165,969
TJX Companies, Inc.	3,870	164,552
Staples, Inc.	6,730	157,415
Carnival Corp.	4,000	155,520
Kohl’s Corp.*	2,830	155,027
Best Buy Company, Inc.	3,160	134,426
Coach, Inc.	2,900	114,608
Omnicom Group, Inc.	2,860	110,997
Priceline.com, Inc.*	420	107,100
Bed Bath & Beyond, Inc.*	2,418	105,812
McGraw-Hill Companies, Inc.	2,910	103,742
The Gap, Inc.	4,390	101,453
Discovery Communications, Inc. — Class A*	2,620	88,530
CBS Corp.	6,248	87,097
Macy’s, Inc.	3,880	84,468
Stanley Black & Decker, Inc.	1,450	83,245
Starwood Hotels & Resorts Worldwide, Inc.	1,720	80,221
Mattel, Inc.	3,350	76,179
Marriott International, Inc. — Class A	2,349	74,040
Apollo Group, Inc. — Class A*	1,190	72,935
J.C. Penney Company, Inc.	2,178	70,066
Fortune Brands, Inc.	1,399	67,865
VF Corp.	820	65,723
Nordstrom, Inc.	1,520	62,092
Genuine Parts Co.	1,460	61,685
Ross Stores, Inc.	1,140	60,956
Limited Brands, Inc.	2,470	60,811
Harley-Davidson, Inc.	2,160	60,631
Whirlpool Corp.	690	60,203
Sherwin-Williams Co.	850	57,528
Darden Restaurants, Inc.	1,290	57,457
H&R Block, Inc.	3,100	55,180
Tiffany & Co.	1,150	54,614
O’Reilly Automotive, Inc.*	1,268	52,888
International Game Technology, Inc.	2,740	50,553

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	71

4

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     S&P 500 FUND

		MARKET
	SHARES	VALUE

Sears Holdings Corp.*	450	$48,794
Expedia, Inc.	1,950	48,672
Wynn Resorts Ltd.	640	48,531
Family Dollar Stores, Inc.	1,280	46,861
AutoZone, Inc.*	270	46,734
Urban Outfitters, Inc.*	1,200	45,636
Polo Ralph Lauren Corp.	528	44,901
Hasbro, Inc.	1,130	43,256
Wyndham Worldwide Corp.	1,650	42,455
Newell Rubbermaid, Inc.	2,560	38,912
Interpublic Group of Companies, Inc.*	4,480	37,274
DeVry, Inc.	570	37,164
Abercrombie & Fitch Co. — Class A	810	36,968
Scripps Networks Interactive, Inc.	828	36,722
Gannett Company, Inc.	2,190	36,179
GameStop Corp.*	1,520	33,303
Pulte Homes, Inc.*	2,930	32,963
D.R. Horton, Inc.	2,549	32,117
Harman International Industries, Inc.*	640	29,939
Leggett & Platt, Inc.	1,370	29,647
Goodyear Tire & Rubber Co.*	2,230	28,187
Big Lots, Inc.*	760	27,679
Washington Post Co. — Class B	60	26,651
RadioShack Corp.	1,160	26,251
Lennar Corp. — Class A	1,503	25,867
Office Depot, Inc.*	2,530	20,189
AutoNation, Inc.*	830	15,006
Eastman Kodak Co.*	2,479	14,353
New York Times Co. —
Class A*	1,068	11,887
Meredith Corp.	340	11,699

Total Consumer Discretionary		9,851,625

MATERIALS 1.3%
Monsanto Co.	5,030	359,243
Freeport-McMoRan Copper & Gold, Inc.	3,970	331,654
Dow Chemical Co.	10,610	313,738
E.I. du Pont de Nemours and Co.	8,340	310,582
Praxair, Inc.	2,830	234,890
Newmont Mining Corp.	4,529	230,662
Air Products & Chemicals, Inc.	1,960	144,942
Alcoa, Inc.	9,400	133,856
Nucor Corp.	2,910	132,056
PPG Industries, Inc.	1,530	100,062
International Paper Co.	3,999	98,415
Ecolab, Inc.	2,180	95,811
Cliffs Natural Resources, Inc.	1,250	88,687
Weyerhaeuser Co.	1,950	88,276
United States Steel Corp.	1,318	83,719
Sigma-Aldrich Corp.	1,120	60,099

		MARKET
	SHARES	VALUE

Owens-Illinois, Inc.*	1,560	$55,442
Vulcan Materials Co.	1,170	55,271
Allegheny Technologies, Inc.	910	49,131
Airgas, Inc.	760	48,351
Ball Corp.	869	46,387
Eastman Chemical Co.	670	42,666
CF Industries Holdings, Inc.	450	41,031
FMC Corp.	670	40,562
MeadWestvaco Corp.	1,579	40,343
International Flavors & Fragrances, Inc.	730	34,799
Sealed Air Corp.	1,470	30,988
Pactiv Corp.*	1,220	30,720
Bemis Co.	1,010	29,007
AK Steel Holding Corp.	1,010	23,089
Titanium Metals Corp.*	780	12,940

Total Materials		3,387,419

UTILITIES 1.3%
Exelon Corp.	6,090	266,803
Southern Co.	7,570	251,021
Dominion Resources, Inc.	5,540	227,749
Duke Energy Corp.	12,080	197,146
FPL Group, Inc.	3,810	184,137
American Electric Power Company, Inc.	4,409	150,700
PG&E Corp.	3,430	145,501
Entergy Corp.	1,750	142,362
Public Service Enterprise Group, Inc.	4,668	137,799
Consolidated Edison, Inc.	2,598	115,715
Sempra Energy	2,280	113,772
FirstEnergy Corp.	2,810	109,843
Progress Energy, Inc.	2,630	103,517
Edison International	3,010	102,852
PPL Corp.	3,480	96,431
Xcel Energy, Inc.	4,210	89,252
Questar Corp.	1,610	69,552
AES Corp.*	6,170	67,870
DTE Energy Co.	1,520	67,792
Constellation Energy Group, Inc.	1,860	65,305
Ameren Corp.	2,189	57,089
EQT Corp.	1,330	54,530
Wisconsin Energy Corp.	1,080	53,363
CenterPoint Energy, Inc.	3,624	52,041
NRG Energy, Inc.*	2,420	50,578
Northeast Utilities	1,620	44,777
Oneok, Inc.	970	44,280
NiSource, Inc.	2,550	40,290
SCANA Corp.	1,030	38,718
Allegheny Energy, Inc.	1,558	35,834
Pinnacle West Capital Corp.	940	35,466
Pepco Holdings, Inc.	2,049	35,140
Integrys Energy Group, Inc.	710	33,640
CMS Energy Corp.	2,120	32,775

72	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

5

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     S&P 500 FUND

		MARKET
	SHARES	VALUE

TECO Energy, Inc.	1,970	$31,303
Nicor, Inc.	420	17,606

Total Utilities		3,362,549

TELECOMMUNICATION SERVICES 1.1%
AT&T, Inc.	54,450	1,406,988
Verizon Communications, Inc.	26,160	811,483
American Tower Corp. — Class A*	3,708	157,998
Sprint Nextel Corp.*	27,470	104,386
CenturyTel, Inc.	2,757	97,763
Qwest Communications International, Inc.	13,730	71,671
Windstream Corp.	4,217	45,923
Frontier Communications Corp.	2,880	21,427
MetroPCS Communications, Inc.*	2,410	17,063

Total Telecommunication Services		2,734,702

Total Common Stocks (Cost $66,588,375)		97,438,722

	FACE
	AMOUNT
REPURCHASE AGREEMENTS 56.2%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$45,000,829	45,000,829
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	35,897,897	35,897,897
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	35,493,612	35,493,612
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	21,479,340	21,479,340
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	3,802,887	3,802,887

Total Repurchase Agreements (Cost $141,674,565)		141,674,565

Total Investments 94.9% (Cost $208,262,940)		$239,113,287

Other Assets in Excess of Liabilities – 5.1%		$12,847,959

Net Assets – 100.0%		$251,961,246

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS PURCHASED(a)
June 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $15,669,250)	269	$743

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 S&P 500 Index Swap, Terminating 04/01/10††† (Notional Market Value $131,762,829)	112,673	$2,157,043
Goldman Sachs International April 2010 S&P 500 Index Swap, Terminating 04/27/10††† (Notional Market Value $6,957,961)	5,950	18,661

(Total Notional Market Value $138,720,790)		$2,175,704

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.

REIT — Real Estate Investment Trust.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	73

6

SCHEDULE OF INVESTMENTS
March 31, 2010
     INVERSE S&P 500 STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 77.5%(b)
Fannie Mae**
0.11% due 04/26/10	$25,000,000	$24,998,950
0.25% due 09/01/10	25,000,000	24,974,500
0.37% due 12/01/10	25,000,000	24,944,075
Farmer Mac*
0.20% due 06/01/10	25,000,000	24,995,775
Federal Home Loan Bank*
0.00% due 04/01/10	25,000,000	25,000,000
Freddie Mac**
0.20% due 07/06/10	25,000,000	24,988,675
World Bank*
0.17% due 06/01/10	25,000,000	24,995,775

Total Federal Agency Discount Notes
(Cost $174,880,039)		174,897,750

REPURCHASE AGREEMENTS 24.6%†(b)
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	33,531,904	33,531,904
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	8,228,317	8,228,317
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	6,563,863	6,563,863
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	6,489,940	6,489,940
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	695,351	695,351

Total Repurchase Agreements
(Cost $55,509,375)		55,509,375

Total Investments 102.1% (Cost $230,389,414)		$230,407,125

Liabilities in Excess of Other Assets – (2.1)%		$(4,771,048)

Net Assets – 100.0%		$225,636,077

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS SOLD SHORT(a)
June 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $29,882,250)	513	$83,506

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International April 2010 S&P 500 Index Swap, Terminating 04/27/10††† (Notional Market Value $52,838,550)	45,183	$(40,213)
Credit Suisse Capital, LLC April 2010 S&P 500 Index Swap, Terminating 04/01/10††† (Notional Market Value $142,770,088)	122,085	(6,524,720)

(Total Notional Market Value $195,608,638)		$(6,564,933)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
74	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

7

SCHEDULE OF INVESTMENTS
March 31, 2010
     NASDAQ-100® FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 94.6%(a)

INFORMATION TECHNOLOGY 58.8%
Apple, Inc.*	409,935	$96,306,030
Microsoft Corp.	978,350	28,636,304
Qualcomm, Inc.	656,959	27,585,708
Google, Inc. — Class A*	48,090	27,267,511
Oracle Corp.	677,250	17,398,552
Cisco Systems, Inc.*	663,020	17,258,411
Intel Corp.	626,960	13,956,130
Research In Motion Ltd.*	180,590	13,354,630
eBay, Inc.*	314,007	8,462,489
Adobe Systems, Inc.*	166,490	5,888,751
Baidu, Inc. — SP ADR*	8,760	5,229,720
Automatic Data Processing, Inc.	115,630	5,142,066
Cognizant Technology Solutions Corp. — Class A*	93,988	4,791,508
Symantec Corp.*	273,250	4,623,390
Intuit, Inc.*	129,330	4,441,192
Activision Blizzard, Inc.	367,080	4,426,985
Broadcom Corp. — Class A	129,687	4,303,015
Marvell Technology Group Ltd.*	193,261	3,938,659
CA, Inc.	161,890	3,799,558
NetApp, Inc.*	114,859	3,739,809
Yahoo!, Inc.*	218,160	3,606,185
Dell, Inc.*	233,310	3,501,983
Paychex, Inc.	111,130	3,411,691
Citrix Systems, Inc.*	70,791	3,360,449
Altera Corp.	135,570	3,295,707
Fiserv, Inc.*	61,760	3,134,938
NVIDIA Corp.*	176,610	3,069,482
Applied Materials, Inc.	225,142	3,034,914
Xilinx, Inc.	118,950	3,033,225
Seagate Technology*	161,307	2,945,466
Linear Technology Corp.	96,832	2,738,409
BMC Software, Inc.*	68,820	2,615,160
SanDisk Corp.*	75,346	2,609,232
Check Point Software Technologies Ltd.*	66,830	2,343,060
Autodesk, Inc.*	77,580	2,282,404
Flextronics International Ltd.*	285,750	2,240,280
Infosys Technologies Ltd. — SP ADR	35,721	2,102,181
KLA-Tencor Corp.	67,594	2,090,006
Electronic Arts, Inc.*	106,731	1,991,600
Maxim Integrated Products, Inc.	97,220	1,885,096
Lam Research Corp.*	42,810	1,597,669
Flir Systems, Inc.*	51,860	1,462,452
VeriSign, Inc.*	56,060	1,458,121
Microchip Technology, Inc.	49,640	1,397,862
Logitech International SA*	55,640	909,158

Total Information Technology		362,667,148

		MARKET
	SHARES	VALUE

HEALTH CARE 15.2%
Teva Pharmaceutical Industries Ltd. — SP ADR	238,600	$15,050,888
Gilead Sciences, Inc.*	287,250	13,064,130
Celgene Corp.*	147,750	9,154,590
Amgen, Inc.*	152,910	9,137,902
Express Scripts, Inc.*	79,622	8,102,335
Genzyme Corp.*	107,840	5,589,347
Biogen Idec, Inc.*	94,990	5,448,626
Intuitive Surgical, Inc.*	12,609	4,389,571
Life Technologies Corp.*	59,319	3,100,604
Vertex Pharmaceuticals, Inc.*	67,993	2,778,874
Mylan Laboratories, Inc.*	100,990	2,293,483
Cerner Corp.*	26,441	2,249,071
Warner Chilcott PLC*	81,210	2,074,915
Qiagen NV*	76,117	1,749,930
Henry Schein, Inc.*	29,299	1,725,711
Hologic, Inc.*	88,084	1,633,077
Cephalon, Inc.*	23,664	1,603,946
DENTSPLY International, Inc.	45,790	1,595,782
Illumina, Inc.*	38,270	1,488,703
Patterson Companies, Inc.	38,070	1,182,074

Total Health Care		93,413,559

CONSUMER DISCRETIONARY 14.1%
Amazon.com, Inc.*	95,664	12,984,475
Comcast Corp. — Class A	468,250	8,812,465
Starbucks Corp.*	335,017	8,130,863
DIRECTV — Class A*	215,560	7,288,084
News Corp.	461,590	6,651,512
Bed Bath & Beyond, Inc.*	114,200	4,997,392
Sears Holdings Corp.*	38,910	4,219,011
Priceline.com, Inc.*	15,625	3,984,375
Staples, Inc.	157,610	3,686,498
Wynn Resorts Ltd.	43,510	3,299,363
Apollo Group, Inc. — Class A*	50,750	3,110,467
Mattel, Inc.	134,795	3,065,238
Liberty Media Corp. — Interactive*	177,340	2,715,075
Garmin Ltd.	60,230	2,317,650
Expedia, Inc.	92,406	2,306,454
Ross Stores, Inc.	40,610	2,171,417
Urban Outfitters, Inc.*	54,040	2,055,141
Virgin Media, Inc.	109,210	1,884,965
O’Reilly Automotive, Inc.*	44,447	1,853,884
DISH Network Corp. — Class A	69,740	1,451,987

Total Consumer Discretionary		86,986,316

INDUSTRIALS 3.9%
Paccar, Inc.	132,307	5,734,185
C.H. Robinson Worldwide, Inc.	53,410	2,982,948
First Solar, Inc.*	24,190	2,966,904
Expeditors International of Washington, Inc.	67,500	2,492,100
Fastenal Co.	45,680	2,192,183
Joy Global, Inc.	32,750	1,853,650

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	75

8

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     NASDAQ-100® FUND

		MARKET
	SHARES	VALUE

Cintas Corp.	59,450	$1,669,951
Stericycle, Inc.*	28,873	1,573,579
J.B. Hunt Transport Services, Inc.	41,230	1,479,332
Foster Wheeler AG*	43,156	1,171,254

Total Industrials		24,116,086

TELECOMMUNICATION SERVICES 1.6%
Vodafone Group PLC —
SP ADR	197,849	4,607,903
Millicom International Cellular SA	34,070	3,037,340
NII Holdings, Inc. — Class B*	52,524	2,188,150

Total Telecommunication Services		9,833,393

CONSUMER STAPLES 0.7%
Costco Wholesale Corp.	75,001	4,478,310

Total Consumer Staples		4,478,310

MATERIALS 0.3%
Sigma-Aldrich Corp.	37,910	2,034,251

Total Materials		2,034,251

Total Common Stocks (Cost $273,097,881)		583,529,063

	FACE
	AMOUNT
REPURCHASE AGREEMENTS 5.0%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$10,342,392	10,342,392
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	8,250,295	8,250,295
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	8,157,380	8,157,380
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	3,288,811	3,288,811
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	874,005	874,005

Total Repurchase Agreements
(Cost $30,912,883)		30,912,883

Total Investments 99.6% (Cost $304,010,764)		$614,441,946

Other Assets in Excess of Liabilities – 0.4%		$2,522,851

Net Assets – 100.0%		$616,964,797

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS PURCHASED(a)
June 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $11,936,175)	305	$24,762

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Goldman Sachs International April 2010 NASDAQ-100 Index Swap, Terminating 04/27/10††† (Notional Market Value $20,363,027)	10,398	$42,197
Credit Suisse Capital, LLC April 2010 NASDAQ-100 Index Swap, Terminating 04/01/10††† (Notional Market Value $4,674,794)	2,387	36,638

(Total Notional Market Value $25,037,821)		$78,835

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.

ADR — American Depository Receipt.
76	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

9

SCHEDULE OF INVESTMENTS
March 31, 2010
     INVERSE NASDAQ-100® STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS 105.2%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$7,629,450	$7,629,450
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	6,086,137	6,086,137
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	6,017,594	6,017,594
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	5,859,898	5,859,898
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	644,742	644,742

Total Repurchase Agreements (Cost $26,237,821)		26,237,821

Total Investments 105.2% (Cost $26,237,821)		$26,237,821

Liabilities in Excess of Other Assets – (5.2)%		$(1,285,220)

Net Assets – 100.0%		$24,952,601

		UNREALIZED
	CONTRACTS	LOSS

FUTURES CONTRACTS SOLD SHORT(a)
June 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $821,835)	21	$(136)

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International April 2010 NASDAQ-100 Index Swap, Terminating 04/27/10††† (Notional Market Value $2,938,141)	(1,500)	$(8,444)
Credit Suisse Capital, LLC April 2010 NASDAQ-100 Index Swap, Terminating 04/01/10††† (Notional Market Value $21,167,048)	(10,809)	(1,380,427)

(Total Notional Market Value $24,105,189)		$(1,388,871)

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	77

10

SCHEDULE OF INVESTMENTS
March 31, 2010
     MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 67.4%(a)

FINANCIALS 13.7%
New York Community Bancorp, Inc.	10,880	$179,954
Everest Re Group Ltd.	1,490	120,586
SL Green Realty Corp.	1,960	112,249
Federal Realty Investment Trust	1,540	112,127
Nationwide Health Properties, Inc.	2,950	103,692
AMB Property Corp.	3,750	102,150
Eaton Vance Corp.	2,950	98,943
Reinsurance Group of America, Inc.	1,830	96,112
Liberty Property Trust	2,830	96,050
MSCI, Inc. — Class A*	2,640	95,304
Macerich Co.	2,471	94,670
Rayonier, Inc.	2,010	91,314
First American Corp.	2,600	87,984
Fidelity National Financial, Inc. — Class A	5,790	85,808
Transatlantic Holdings, Inc.	1,620	85,536
W.R. Berkley Corp.	3,230	84,271
Cullen/Frost Bankers, Inc.	1,510	84,258
Affiliated Managers Group, Inc.*	1,060	83,740
Realty Income Corp.	2,620	80,408
HCC Insurance Holdings, Inc.	2,881	79,516
Waddell & Reed Financial, Inc. — Class A	2,140	77,126
Regency Centers Corp.	2,050	76,813
Old Republic International Corp.	6,050	76,714
Jones Lang LaSalle, Inc.	1,050	76,534
Commerce Bancshares, Inc.	1,830	75,286
Alexandria Real Estate Equities, Inc.	1,110	75,036
Hospitality Properties Trust	3,100	74,245
Jefferies Group, Inc.	3,060	72,430
SEI Investments Co.	3,240	71,183
Senior Housing Properties Trust	3,200	70,880
Mack-Cali Realty Corp.	1,990	70,147
Duke Realty Corp.	5,630	69,812
UDR, Inc.	3,910	68,972
First Niagara Financial Group, Inc.	4,740	67,403
Camden Property Trust	1,610	67,024
Raymond James Financial, Inc.	2,490	66,583
Essex Property Trust, Inc.	729	65,574
Arthur J. Gallagher & Co.	2,571	63,118
Associated Banc-Corp.	4,340	59,892
Valley National Bancorp	3,850	59,174
Corporate Office Properties Trust SBI	1,470	58,991
City National Corp.	1,090	58,827
Washington Federal, Inc.	2,830	57,506
AmeriCredit Corp.*	2,420	57,499

		MARKET
	SHARES	VALUE

Highwoods Properties, Inc.	1,790	$56,797
Weingarten Realty Investors	2,630	56,703
Stancorp Financial Group, Inc.	1,190	56,680
Apollo Investment Corp.	4,430	56,394
Hanover Insurance Group, Inc.	1,260	54,949
American Financial Group, Inc.	1,920	54,624
Bank of Hawaii Corp.	1,210	54,389
Brown & Brown, Inc.	2,960	53,043
BRE Properties, Inc.	1,390	49,692
TCF Financial Corp.	3,100	49,414
SVB Financial Group*	1,038	48,433
Prosperity Bancshares, Inc.	1,170	47,970
Protective Life Corp.	2,150	47,279
FirstMerit Corp.	2,186	47,152
Fulton Financial Corp.	4,430	45,142
Omega Healthcare Investors, Inc.	2,230	43,463
Greenhill & Company, Inc.	520	42,687
Westamerica Bancorporation	730	42,085
Synovus Financial Corp.	12,311	40,503
Mercury General Corp.	890	38,911
BancorpSouth, Inc.	1,840	38,566
Wilmington Trust Corp.	2,220	36,785
Unitrin, Inc.	1,250	35,063
Potlatch Corp.	1,000	35,040
Trustmark Corp.	1,420	34,691
NewAlliance Bancshares, Inc.	2,660	33,569
Astoria Financial Corp.	2,070	30,015
International Bancshares Corp.	1,300	29,887
Webster Financial Corp.	1,670	29,208
Cathay General Bancorp	1,970	22,951
Cousins Properties, Inc.	2,527	21,001
PacWest Bancorp	750	17,115
Equity One, Inc.	880	16,623
Horace Mann Educators Corp.	990	14,909

Total Financials		4,993,174

INFORMATION TECHNOLOGY 10.0%
Cree, Inc.*	2,670	187,487
F5 Networks, Inc.*	2,000	123,020
Lam Research Corp.*	3,210	119,797
Avnet, Inc.*	3,810	114,300
ANSYS, Inc.*	2,260	97,496
Rovi Corp.*	2,620	97,281
Sybase, Inc.*	2,071	96,550
Equinix, Inc.*	990	96,367
Global Payments, Inc.	2,050	93,377
Arrow Electronics, Inc.*	3,010	90,691
Lender Processing Services, Inc.	2,400	90,600
Trimble Navigation Ltd.*	3,030	87,022
Alliance Data Systems Corp.*	1,320	84,467
Hewitt Associates, Inc.*	2,100	83,538
Synopsys, Inc.*	3,679	82,299
FactSet Research Systems, Inc.	1,050	77,038
3Com Corp.*	9,850	75,746

78	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

11

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Itron, Inc.*	1,010	$73,296
Broadridge Financial Solutions, Inc.	3,390	72,478
Ingram Micro, Inc. — Class A*	4,110	72,131
Solera Holdings, Inc.	1,760	68,024
AOL, Inc.*	2,680	67,750
CommScope, Inc.*	2,370	66,407
Micros Systems, Inc.*	2,000	65,760
Polycom, Inc.*	2,110	64,524
Informatica Corp.*	2,271	60,999
Atmel Corp.*	11,451	57,599
NCR Corp.*	4,000	55,200
Silicon Laboratories, Inc.*	1,150	54,821
Tech Data Corp.*	1,280	53,632
Parametric Technology Corp.*	2,940	53,067
Diebold, Inc.	1,670	53,039
Jack Henry & Associates, Inc.	2,120	51,007
National Instruments Corp.	1,440	48,024
Vishay Intertechnology, Inc.*	4,690	47,979
NeuStar, Inc.*	1,870	47,124
Intersil Corp. — Class A	3,090	45,608
Cadence Design Systems, Inc.*	6,750	44,955
Zebra Technologies Corp. — Class A*	1,480	43,808
International Rectifier Corp.*	1,790	40,991
DST Systems, Inc.	970	40,207
Convergys Corp.*	3,090	37,883
Plantronics, Inc.	1,210	37,849
ADTRAN, Inc.	1,410	37,154
Acxiom Corp.*	1,990	35,701
Ciena Corp.*	2,330	35,509
Gartner, Inc. — Class A*	1,520	33,805
RF Micro Devices, Inc.*	6,740	33,565
Fairchild Semiconductor International, Inc.*	3,120	33,228
Fair Isaac Corp.	1,170	29,648
Digital River, Inc.*	970	29,391
Quest Software, Inc.*	1,570	27,930
Mantech International Corp. — Class A*	560	27,345
Semtech Corp.*	1,550	27,017
Integrated Device Technology, Inc.*	4,160	25,501
SRA International, Inc. — Class A*	1,080	22,453
ValueClick, Inc.*	2,100	21,294
Mentor Graphics Corp.*	2,610	20,932
ADC Telecommunications, Inc.*	2,440	17,836
ACI Worldwide, Inc.*	850	17,519
Advent Software, Inc.*	389	17,408
Palm, Inc.*	4,211	15,833

Total Information Technology		3,630,307

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY 9.8%
CarMax, Inc.*	5,601	$140,697
Dollar Tree, Inc.*	2,220	131,468
BorgWarner, Inc.*	2,940	112,249
NVR, Inc.*	150	108,975
Petsmart, Inc.	3,100	99,076
Advance Auto Parts, Inc.	2,320	97,254
American Eagle Outfitters, Inc.	5,220	96,674
Chipotle Mexican Grill, Inc. — Class A*	790	89,009
Strayer Education, Inc.	350	85,232
ITT Educational Services, Inc.*	750	84,360
Netflix, Inc.*	1,060	78,164
Mohawk Industries, Inc.*	1,410	76,676
Tupperware Brands Corp.	1,580	76,188
DreamWorks Animation SKG, Inc. — Class A*	1,900	74,841
Phillips-Van Heusen Corp.	1,300	74,568
Toll Brothers, Inc.*	3,530	73,424
LKQ Corp.*	3,550	72,065
Aeropostale, Inc.*	2,490	71,787
Williams-Sonoma, Inc.	2,670	70,194
Guess?, Inc.	1,460	68,591
Gentex Corp.	3,490	67,776
Hanesbrands, Inc.*	2,400	66,768
J. Crew Group, Inc.*	1,410	64,719
Chico’s FAS, Inc.	4,470	64,457
Panera Bread Co.*	800	61,192
Foot Locker, Inc.	3,930	59,107
Dick’s Sporting Goods, Inc.*	2,250	58,748
Service Corporation International	6,380	58,568
Bally Technologies, Inc.*	1,390	56,351
WMS Industries, Inc.*	1,320	55,361
The Warnaco Group, Inc.*	1,150	54,867
Career Education Corp.*	1,710	54,104
Sotheby’s	1,690	52,542
Brinker International, Inc.	2,570	49,550
Burger King Holdings, Inc.	2,310	49,111
Brink’s Home Security Holdings, Inc.*	1,150	48,933
John Wiley & Sons, Inc. — Class A	1,080	46,742
Lamar Advertising Co.*	1,339	45,995
Fossil, Inc.*	1,210	45,665
Aaron’s, Inc.	1,360	45,342
Wendy’s/Arby’s Group, Inc. — Class A	8,700	43,500
Cheesecake Factory, Inc.*	1,520	41,131
Rent-A-Center, Inc.*	1,650	39,023
Corinthian Colleges, Inc.*	2,200	38,698
Collective Brands, Inc.*	1,610	36,611
Saks, Inc.*	4,010	34,486
M.D.C. Holdings, Inc.	950	32,880
KB HOME	1,859	31,138

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	79

12

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

AnnTaylor Stores Corp.*	1,480	$30,636
Life Time Fitness, Inc.*	1,040	29,224
Under Armour, Inc.*	950	27,940
Matthews International Corp. — Class A	760	26,980
Regis Corp.	1,440	26,899
Thor Industries, Inc.	890	26,887
Ryland Group, Inc.	1,097	24,617
Bob Evans Farms, Inc.	770	23,801
Timberland Co. — Class A*	1,100	23,474
Scientific Games Corp. — Class A*	1,630	22,950
Barnes & Noble, Inc.	999	21,598
American Greetings Corp. — Class A	990	20,632
International Speedway Corp. — Class A	770	19,843
99 Cents Only Stores*	1,140	18,582
Scholastic Corp.	640	17,920
Boyd Gaming Corp.*	1,390	13,733
Harte-Hanks, Inc.	960	12,346
Coldwater Creek, Inc.*	1,460	10,132

Total Consumer Discretionary		3,583,051

INDUSTRIALS 9.7%
Joy Global, Inc.	2,590	146,594
Bucyrus International, Inc.	2,030	133,960
Manpower, Inc.	1,980	113,098
AMETEK, Inc.	2,710	112,357
URS Corp.*	2,110	104,677
Oshkosh Corp.*	2,250	90,765
KBR, Inc.	4,030	89,305
Pentair, Inc.	2,470	87,981
Kansas City Southern*	2,430	87,893
Donaldson Company, Inc.	1,940	87,533
AGCO Corp.*	2,320	83,218
SPX Corp.	1,250	82,900
Aecom Technology Corp.*	2,860	81,138
J.B. Hunt Transport Services, Inc.	2,210	79,295
BE Aerospace, Inc.*	2,570	78,256
Hubbell, Inc. — Class B	1,500	75,645
Shaw Group, Inc.*	2,100	72,282
IDEX Corp.	2,040	67,524
Alliant Techsystems, Inc.*	830	67,479
Waste Connections, Inc.*	1,980	67,241
Harsco Corp.	2,020	64,519
Terex Corp.*	2,719	61,748
Copart, Inc.*	1,690	60,164
Timken Co.	2,000	60,020
Lincoln Electric Holdings, Inc.	1,070	58,133
Corrections Corporation of America*	2,910	57,793
Nordson Corp.	850	57,732
Kennametal, Inc.	2,050	57,646
Carlisle Companies, Inc.	1,510	57,531

		MARKET
	SHARES	VALUE

MSC Industrial Direct Co.	1,110	$56,233
Regal-Beloit Corp.	940	55,845
Lennox International, Inc.	1,230	54,514
Landstar System, Inc.	1,260	52,895
Thomas & Betts Corp.*	1,320	51,797
Kirby Corp.*	1,350	51,502
Towers Watson & Co. — Class A	1,070	50,825
Wabtec Corp.	1,200	50,544
Graco, Inc.	1,510	48,320
FTI Consulting, Inc.*	1,170	46,004
Woodward Governor Co.	1,430	45,731
Con-way, Inc.	1,240	43,549
Crane Co.	1,180	41,890
Valmont Industries, Inc.	500	41,415
Trinity Industries, Inc.	1,990	39,720
Alaska Air Group, Inc.*	900	37,107
Alexander & Baldwin, Inc.	1,030	34,041
The Brink’s Co.	1,200	33,876
GATX Corp.	1,160	33,234
Clean Harbors, Inc.*	570	31,669
HNI Corp.	1,128	30,039
JetBlue Airways Corp.*	5,210	29,072
Werner Enterprises, Inc.	1,100	25,487
Herman Miller, Inc.	1,410	25,465
Granite Construction, Inc.	840	25,385
Deluxe Corp.	1,290	25,052
Rollins, Inc.	1,100	23,848
Corporate Executive Board Co.	860	22,867
Mine Safety Appliances Co.	760	21,250
Korn/Ferry International*	1,150	20,298
AirTran Holdings, Inc.*	3,390	17,221
Navigant Consulting, Inc.*	1,260	15,284
United Rentals, Inc.*	1,510	14,164
Federal Signal Corp.	1,220	10,992

Total Industrials		3,551,562

HEALTH CARE 8.5%
Vertex Pharmaceuticals, Inc.*	5,040	205,985
Cerner Corp.*	1,710	145,453
Edwards Lifesciences Corp.*	1,420	140,410
Henry Schein, Inc.*	2,280	134,292
Hologic, Inc.*	6,490	120,325
ResMed, Inc.*	1,890	120,298
Perrigo Co.	2,020	118,614
Beckman Coulter, Inc.	1,760	110,528
Covance, Inc.*	1,610	98,838
Mettler-Toledo International, Inc.*	850	92,820
OSI Pharmaceuticals, Inc.*	1,470	87,538
Community Health Systems, Inc.*	2,340	86,416
Universal Health Services, Inc. — Class B	2,440	85,620
Omnicare, Inc.	3,020	85,436
IDEXX Laboratories, Inc.*	1,460	84,023
Kinetic Concepts, Inc.*	1,560	74,584

80	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

13

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Lincare Holdings, Inc.*	1,650	$74,052
Pharmaceutical Product Development, Inc.	2,979	70,751
Valeant Pharmaceuticals International*	1,630	69,943
Endo Pharmaceuticals Holdings, Inc.*	2,950	69,885
United Therapeutics Corp.*	1,210	66,949
Charles River Laboratories International, Inc.*	1,660	65,255
Teleflex, Inc.	1,000	64,070
Health Net, Inc.*	2,520	62,672
Gen-Probe, Inc.*	1,230	61,500
VCA Antech, Inc.*	2,150	60,264
Techne Corp.	940	59,869
Health Management Associates, Inc. — Class A*	6,281	54,017
LifePoint Hospitals, Inc.*	1,380	50,756
Steris Corp.	1,490	50,153
Bio-Rad Laboratories, Inc. — Class A*	480	49,690
Owens & Minor, Inc.	1,050	48,709
Thoratec Corp.*	1,430	47,834
Hill-Rom Holdings, Inc.	1,580	42,992
Psychiatric Solutions, Inc.*	1,410	42,018
Immucor, Inc.*	1,760	39,406
Varian, Inc.*	730	37,799
Medicis Pharmaceutical Corp. — Class A	1,460	36,734
Masimo Corp.	1,310	34,781
WellCare Health Plans, Inc.*	1,060	31,567
Kindred Healthcare, Inc.*	980	17,689
Affymetrix, Inc.*	1,780	13,065

Total Health Care		3,113,600

MATERIALS 4.6%
Lubrizol Corp.	1,720	157,759
Terra Industries, Inc.	2,510	114,858
Ashland, Inc.	1,960	103,429
Albemarle Corp.	2,290	97,623
Martin Marietta Materials, Inc.	1,140	95,247
Steel Dynamics, Inc.	5,440	95,037
Reliance Steel & Aluminum Co.	1,610	79,260
Sonoco Products Co.	2,520	77,591
Valspar Corp.	2,500	73,700
RPM International, Inc.	3,250	69,355
AptarGroup, Inc.	1,700	66,895
Packaging Corporation of America	2,590	63,740
Cytec Industries, Inc.	1,230	57,490
Temple-Inland, Inc.	2,700	55,161
Scotts Miracle-Gro Co. — Class A	1,140	52,839
Cabot Corp.	1,640	49,856
Greif, Inc. — Class A	860	47,231
Commercial Metals Co.	2,840	42,770

		MARKET
	SHARES	VALUE

Silgan Holdings, Inc.	670	$40,354
Carpenter Technology Corp.	1,100	40,260
Olin Corp.	1,970	38,651
Sensient Technologies Corp.	1,240	36,034
Intrepid Potash, Inc.*	1,040	31,543
Louisiana-Pacific Corp.*	3,190	28,870
Worthington Industries, Inc.	1,530	26,454
Minerals Technologies, Inc.	469	24,313

Total Materials		1,666,320

ENERGY 3.9%
Newfield Exploration Co.*	3,340	173,847
Pride International, Inc.*	4,410	132,785
Cimarex Energy Co.	2,109	125,233
Plains Exploration & Production Co.*	3,500	104,965
Arch Coal, Inc.	4,080	93,228
Oceaneering International, Inc.*	1,380	87,616
Southern Union Co.	3,130	79,408
Forest Oil Corp.*	2,820	72,812
Tidewater, Inc.	1,300	61,451
Patterson-UTI Energy, Inc.	3,860	53,924
Atwood Oceanics, Inc.*	1,420	49,175
Unit Corp.*	1,020	43,126
Quicksilver Resources, Inc.*	2,970	41,788
Superior Energy Services*	1,970	41,409
Patriot Coal Corp.*	1,900	38,874
Mariner Energy, Inc.*	2,560	38,323
Exterran Holdings, Inc.*	1,570	37,947
Comstock Resources, Inc.*	1,180	37,524
Frontier Oil Corp.	2,630	35,505
Helix Energy Solutions Group, Inc.*	2,310	30,099
Bill Barrett Corp.*	970	29,789
Overseas Shipholding Group, Inc.	660	25,892

Total Energy		1,434,720

UTILITIES 3.9%
National Fuel Gas Co.	2,040	103,122
MDU Resources Group, Inc.	4,720	101,858
OGE Energy Corp.	2,440	95,014
NSTAR	2,680	94,926
Alliant Energy Corp.	2,780	92,463
Energen Corp.	1,800	83,754
DPL, Inc.	3,010	81,842
AGL Resources, Inc.	1,950	75,367
NV Energy, Inc.	5,900	72,747
UGI Corp.	2,740	72,720
Atmos Energy Corp.	2,341	66,882
Great Plains Energy, Inc.	3,400	63,138
Westar Energy, Inc.	2,740	61,102
Aqua America, Inc.	3,420	60,089
Hawaiian Electric Industries, Inc.	2,310	51,859
Vectren Corp.	2,040	50,429
WGL Holdings, Inc.	1,259	43,624

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	81

14

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

IDACORP, Inc.	1,200	$41,544
Cleco Corp.	1,520	40,356
Black Hills Corp.	980	29,743
PNM Resources, Inc.	2,179	27,303
Dynegy, Inc.*	12,680	15,977

Total Utilities		1,425,859

CONSUMER STAPLES 2.7%
Church & Dwight Company, Inc.	1,770	118,501
Energizer Holdings, Inc.*	1,750	109,830
Ralcorp Holdings, Inc.*	1,380	93,536
Green Mountain Coffee Roasters, Inc.*	880	85,202
Hansen Natural Corp.*	1,770	76,783
NBTY, Inc.*	1,591	76,336
Smithfield Foods, Inc.*	3,550	73,627
Corn Products International, Inc.	1,890	65,507
Alberto-Culver Co.	2,150	56,223
BJ’s Wholesale Club, Inc.*	1,400	51,786
Flowers Foods, Inc.	1,940	47,996
Universal Corp.	620	32,668
Ruddick Corp.	1,030	32,589
Lancaster Colony Corp.	490	28,890
Tootsie Roll Industries, Inc.	678	18,313

Total Consumer Staples		967,787

TELECOMMUNICATION SERVICES 0.6%
Telephone & Data Systems, Inc.	2,310	78,193
tw telecom, Inc.*	3,770	68,425
Syniverse Holdings, Inc.*	1,740	33,878
Cincinnati Bell, Inc.*	5,050	17,221

Total Telecommunication Services		197,717

Total Common Stocks (Cost $21,298,501)		24,564,097

WARRANTS 0.0%(b)
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	510	5

Total Consumer Discretionary		5

Total Warrants (Cost $—)		5

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS 27.7%†(b)
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	$3,065,599	$3,065,599
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	2,642,021	2,642,021
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	2,107,583	2,107,583
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	2,083,848	2,083,848
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	223,269	223,269

Total Repurchase Agreements
(Cost $10,122,320)		10,122,320

Total Investments 95.1% (Cost $31,420,821)		$34,686,422

Other Assets in Excess of Liabilities – 4.9%		$1,774,645

Net Assets – 100.0%		$36,461,067

		Unrealized
	CONTRACTS	GAIN

FUTURES CONTRACTS PURCHASED(a)
June 2010 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $8,575,030)	109	$92,162

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 S&P MidCap 400 Index Swap, Terminating 04/01/10††† (Notional Market Value $21,326,902)	26,999	$1,156,229
Goldman Sachs International April 2010 S&P MidCap 400 Index Swap, Terminating 04/27/10††† (Notional Market Value $329,846)	418	1,438

(Total Notional Market Value $21,656,748)		$1,157,667

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
82	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

15

SCHEDULE OF INVESTMENTS
March 31, 2010
     INVERSE MID-CAP STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS 103.1%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$1,193,464	$1,193,464
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	952,045	952,045
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	941,323	941,323
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	825,853	825,853
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	100,856	100,856

Total Repurchase Agreements (Cost $4,013,541)		4,013,541

Total Investments 103.1% (Cost $4,013,541)		$4,013,541

Liabilities in Excess of Other Assets – (3.1)%		$(121,728)

Net Assets – 100.0%		$3,891,813

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS SOLD SHORT(a)
June 2010 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of Contracts $236,010)	3	$496

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International April 2010 S&P MidCap 400 Index Swap, Terminating 04/27/10††† (Notional Market Value $269,933)	342	$(221)
Credit Suisse Capital, LLC April 2010 S&P MidCap 400 Index Swap, Terminating 04/01/10††† (Notional Market Value $3,389,500)	4,291	(170,365)

(Total Notional Market Value $3,659,433)		$(170,586)

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	83

16

SCHEDULE OF INVESTMENTS
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 38.6%(a)

FINANCIALS 8.1%
Assured Guaranty Ltd.	1,240	$27,242
E*Trade Financial Corp.*	15,870	26,185
Developers Diversified Realty Corp.	2,069	25,180
Apollo Investment Corp.	1,785	22,723
Highwoods Properties, Inc.	706	22,401
MFA Mortgage Investments, Inc.	2,820	20,755
Ares Capital Corp.	1,320	19,589
ProAssurance Corp.*	333	19,494
East-West Bancorp, Inc.	1,108	19,301
Platinum Underwriters Holdings Ltd.	520	19,282
SVB Financial Group*	410	19,131
CBL & Associates Properties, Inc.	1,390	19,043
Prosperity Bancshares, Inc.	460	18,860
National Retail Properties, Inc.	810	18,492
Washington Real Estate Investment Trust	592	18,086
Tanger Factory Outlet Centers, Inc.	415	17,911
FirstMerit Corp.	828	17,860
Entertainment Properties Trust	416	17,110
Home Properties, Inc.	355	16,614
Westamerica Bancorporation	288	16,603
BioMed Realty Trust, Inc.	993	16,424
Stifel Financial Corp.*	305	16,394
Iberiabank Corp.	271	16,263
Omega Healthcare Investors, Inc.	833	16,235
Conseco, Inc.*	2,530	15,737
Trustmark Corp.	640	15,635
Signature Bank*	410	15,190
LaSalle Hotel Properties	644	15,005
American Campus Communities, Inc.	528	14,604
Zenith National Insurance Corp.	380	14,562
Mid-America Apartment Communities, Inc.	280	14,501
Knight Capital Group, Inc. — Class A*	945	14,411
American Capital Ltd.*	2,820	14,326
Potlatch Corp.	404	14,156
Healthcare Realty Trust, Inc.	596	13,881
MGIC Investment Corp.*	1,260	13,822
NewAlliance Bancshares, Inc.	1,079	13,617
Equity Lifestyle Properties, Inc.	252	13,578
Kilroy Realty Corp.	430	13,261
Radian Group, Inc.	835	13,059
PHH Corp.*	550	12,963
UMB Financial Corp.	316	12,830
Umpqua Holding Corp.	965	12,796

		MARKET
	SHARES	VALUE

Susquehanna Bancshares, Inc.	1,295	$12,704
DiamondRock Hospitality Co.*	1,249	12,627
Astoria Financial Corp.	860	12,470
International Bancshares Corp.	535	12,300
Redwood Trust, Inc.	785	12,105
Webster Financial Corp.	690	12,068
Cash America International, Inc.	300	11,844
Delphi Financial Group, Inc. — Class A	470	11,825
Montpelier Re Holdings Ltd.	702	11,801
Hancock Holding Co.	280	11,707
MB Financial, Inc.	510	11,490
Wintrust Financial Corp.	297	11,051
Sunstone Hotel Investors, Inc.*	988	11,036
Extra Space Storage, Inc.	870	11,032
Glacier Bancorp, Inc.	719	10,950
Post Properties, Inc.	495	10,900
RLI Corp.	190	10,834
First Financial Bankshares, Inc.	210	10,825
DCT Industrial Trust, Inc.	2,065	10,800
Max Capital Group Ltd.	460	10,575
Old National Bancorp	880	10,516
First Financial Bancorp	585	10,407
National Health Investors, Inc.	265	10,271
Argo Group International Holdings Ltd.	310	10,103
First Midwest Bancorp, Inc.	745	10,095
United Bankshares, Inc.	385	10,095
Tower Group, Inc.	450	9,976
PS Business Parks, Inc.	184	9,826
Sovran Self Storage, Inc.	278	9,691
Franklin Street Properties Corp.	666	9,610
KBW, Inc.*	354	9,523
Eastgroup Properties, Inc.	249	9,397
Ezcorp, Inc.*	456	9,394
FNB Corp.	1,149	9,318
Hatteras Financial Corp.	360	9,277
Cathay General Bancorp	795	9,262
Portfolio Recovery Associates, Inc.*	168	9,218
Starwood Property Trust, Inc.	470	9,071
Allied Capital Corp.	1,800	8,946
Selective Insurance Group, Inc.	530	8,798
National Penn Bancshares, Inc.	1,269	8,756
Colonial Properties Trust	675	8,694
CVB Financial Corp.	865	8,589
Medical Properties Trust, Inc.	815	8,541
Pico Holdings, Inc.*	226	8,405
Capstead Mortgage Corp.	700	8,372
Piper Jaffray Companies, Inc.*	200	8,060
NBT Bancorp, Inc.	351	8,020
MF Global Holdings Ltd.*	980	7,909
Prospect Capital Corp.	644	7,825
Anworth Mortgage Asset Corp.	1,136	7,657
Community Bank System, Inc.	335	7,631

84	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

17

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Greenlight Capital Re Ltd. — Class A*	280	$7,470
PrivateBancorp, Inc.	530	7,261
Acadia Realty Trust	405	7,233
Provident Financial Services, Inc.	605	7,199
optionsXpress Holdings, Inc.*	433	7,054
Artio Global Investors, Inc.	280	6,927
Forestar Real Estate Group, Inc.*	365	6,891
Park National Corp.	110	6,854
Texas Capital Bancshares, Inc.*	360	6,836
Investors Real Estate Trust	743	6,702
Inland Real Estate Corp.	715	6,542
Employers Holdings, Inc.	440	6,534
Lexington Realty Trust	985	6,412
Infinity Property & Casualty Corp.	140	6,362
Ocwen Financial Corp.*	573	6,355
Brookline Bancorp, Inc.	595	6,331
American Equity Investment Life Holding Co.	590	6,283
LTC Properties, Inc.	232	6,278
Cousins Properties, Inc.	755	6,272
Equity One, Inc.	330	6,234
Investors Bancorp, Inc.*	470	6,204
PacWest Bancorp	270	6,161
Alexander’s, Inc.*	20	5,983
DuPont Fabros Technology, Inc.	275	5,937
Horace Mann Educators Corp.	390	5,873
U-Store-It Trust	805	5,796
First Commonwealth Financial Corp.	863	5,791
National Financial Partners Corp.*	410	5,781
World Acceptance Corp.*	160	5,773
Sterling Bancshares, Inc.	1,032	5,759
Dollar Financial Corp.*	236	5,678
Columbia Banking Systems, Inc.	277	5,626
First Potomac Realty Trust	370	5,561
City Holding Co.	160	5,486
Enstar Group*	75	5,187
Independent Bank Corp.	209	5,154
S&T Bancorp, Inc.	245	5,120
Navigators Group, Inc.*	130	5,113
MarketAxess Holdings, Inc.	321	5,049
Riskmetrics Group, Inc.*	223	5,042
Pinnacle Financial Partners, Inc.*	333	5,032
Boston Private Financial Holdings, Inc.	678	4,997
First Cash Financial Services, Inc.*	230	4,961
Chemical Financial Corp.	210	4,960
Safety Insurance Group, Inc.	130	4,897
Pennsylvania Real Estate Investment Trust	388	4,838
Home Bancshares, Inc.	181	4,786

		MARKET
	SHARES	VALUE

TrustCo Bank Corp.	775	$4,782
Simmons First National Corp.	173	4,770
SCBT Financial Corp.	127	4,704
Hilltop Holdings, Inc.*	400	4,700
Citizens Banking Corp.*	3,969	4,683
Meadowbrook Insurance Group, Inc.	576	4,550
Northwest Bancshares, Inc.	386	4,532
Fifth Street Finance Corp.	388	4,505
Evercore Partners, Inc. — Class A	149	4,470
Flagstone Reinsurance Holdings	390	4,469
Oriental Financial Group	331	4,468
Bank of the Ozarks, Inc.	126	4,434
Government Properties Income Trust	170	4,422
Harleysville Group, Inc.	130	4,389
iStar Financial, Inc.*	950	4,360
Sun Communities, Inc.	170	4,284
Cohen & Steers, Inc.	168	4,193
Community Trust Bancorp, Inc.	154	4,172
Parkway Properties, Inc.	220	4,132
Getty Realty Corp.	176	4,118
First Industrial Realty Trust, Inc.*	530	4,113
American Capital Agency Corp.	160	4,096
Banco Latinoamericano de Comercio Exterior SA	280	4,021
Hersha Hospitality Trust	770	3,989
United Fire & Casualty Co.	220	3,958
The PMI Group, Inc.*	730	3,957
Flushing Financial Corp.	305	3,861
Universal Health Realty Income Trust	109	3,852
eHealth, Inc.*	244	3,843
Hercules Technology Growth Capital, Inc.	360	3,812
GFI Group, Inc.	650	3,757
WesBanco, Inc.	230	3,740
FelCor Lodging Trust, Inc.*	655	3,733
Sandy Spring Bancorp, Inc.	247	3,705
Walter Investment Management Corp.	230	3,680
Maiden Holdings Ltd.	496	3,665
Compass Diversified Trust	240	3,662
United Community Banks, Inc.*	829	3,656
Nelnet, Inc. — Class A	195	3,619
Cedar Shopping Centers, Inc.	455	3,599
United America Indemnity Ltd. — Class A*	370	3,541
MCG Capital Corp.*	660	3,439
Tompkins Financial Corp.	94	3,429
Urstadt Biddle Properties	215	3,399
Renasant Corp.	209	3,382
First Financial Corp.	116	3,359
Tejon Ranch Co.*	110	3,357

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	85

18

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Dime Community Bancshares	265	$3,347
Provident New York Bancorp	350	3,318
SWS Group, Inc.	285	3,286
Education Realty Trust, Inc.	571	3,283
Strategic Hotels & Resorts, Inc.*	760	3,230
Invesco Mortgage Capital, Inc.	140	3,220
Ashford Hospitality Trust, Inc.*	446	3,198
Amerisafe, Inc.*	195	3,192
GAMCO Investors, Inc. — Class A	70	3,185
FBL Financial Group, Inc. — Class A	130	3,182
Amtrust Financial Services, Inc.	228	3,181
Beneficial Mutual Bancorp, Inc.*	335	3,176
Suffolk Bancorp	103	3,163
Glimcher Realty Trust	620	3,143
StellarOne Corp.	235	3,142
Univest Corporation of Pennsylvania	166	3,103
Cardinal Financial Corp.	289	3,087
Danvers Bancorp, Inc.	220	3,043
Bank Mutual Corp.	468	3,042
FPIC Insurance Group, Inc.*	112	3,036
American Physicians Capital, Inc.	94	3,003
CNA Surety Corp.*	168	2,989
MVC Capital, Inc.	220	2,985
Ramco-Gershenson Properties Trust	264	2,973
Lakeland Financial Corp.	156	2,972
National Western Life Insurance Co. — Class A	16	2,950
TowneBank	210	2,932
Harleysville National Corp.	435	2,914
Northfield Bancorp, Inc.	200	2,896
Nara Bancorp, Inc.*	330	2,891
Southside Bancshares, Inc.	134	2,890
CapLease, Inc.	520	2,886
Calamos Asset Management, Inc. — Class A	200	2,868
BGC Partners, Inc. — Class A	468	2,859
Bancfirst Corp.	68	2,850
Westfield Financial, Inc.	310	2,849
NorthStar Realty Finance Corp.	670	2,821
Phoenix Companies, Inc.*	1,165	2,819
Colony Financial, Inc.	140	2,800
TriCo Bancshares	140	2,786
Associated Estates Realty Corp.	202	2,786
SY Bancorp, Inc.	120	2,730
1st Source Corp.	154	2,703
PennantPark Investment Corp.	260	2,694
Union First Market Bankshares Corp.	178	2,688
Advance America Cash Advance Centers, Inc.	460	2,677
Sterling Bancorp	264	2,653

		MARKET
	SHARES	VALUE

WSFS Financial Corp.	68	$2,652
Berkshire Hills Bancorp, Inc.	144	2,640
Western Alliance Bancorp*	462	2,629
Duff & Phelps Corp. — Class A	156	2,611
Safeguard Scientifics, Inc.*	200	2,600
Camden National Corp.	80	2,569
Oppenheimer Holdings, Inc. — Class A	100	2,551
Washington Trust Bancorp, Inc.	136	2,535
Gladstone Capital Corp.	212	2,502
Pennymac Mortgage Investment Trust*	150	2,491
Saul Centers, Inc.	60	2,484
Capital Southwest Corp.	27	2,454
State Auto Financial Corp.	136	2,441
SeaBright Insurance Holdings, Inc.	220	2,422
Arrow Financial Corp.	90	2,420
TradeStation Group, Inc.*	345	2,418
Home Federal Bancorp, Inc.	166	2,409
Credit Acceptance Corp.*	58	2,392
Centerstate Banks of Florida, Inc.	195	2,389
Encore Capital Group, Inc.*	144	2,369
First Financial Holdings, Inc.	157	2,364
Citizens, Inc.*	340	2,349
United Financial Bancorp, Inc.	168	2,349
Stewart Information Services Corp.	170	2,346
Territorial Bancorp, Inc.	120	2,284
Cypress Sharpridge Investments, Inc.	170	2,275
Cogdell Spencer, Inc.	304	2,250
Great Southern Bancorp, Inc.	100	2,244
Kite Realty Group Trust	467	2,209
Westwood Holdings Group, Inc.	60	2,208
Broadpoint Gleacher Securities, Inc.*	547	2,188
LaBranche & Company, Inc.*	414	2,178
First Busey Corp.	485	2,144
Wilshire Bancorp, Inc.	190	2,096
Resource Capital Corp.	310	2,096
Presidential Life Corp.	210	2,094
Heartland Financial USA, Inc.	130	2,076
BankFinancial Corp.	220	2,017
First Bancorp	149	2,014
International Assets Holding Corp.*	134	2,006
Penson Worldwide Company, Inc.*	198	1,994
Pacific Continental Corp.	186	1,953
First Bancorp Puerto Rico	810	1,952
PMA Capital Corp.*	316	1,940
Baldwind & Lyons, Inc. — Class B	80	1,927

86	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

19

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

National Bankshares, Inc.	70	$1,908
Lakeland Bancorp, Inc.	215	1,903
Peoples Bancorp, Inc.	115	1,895
CoBiz Financial, Inc.	304	1,894
First Mercury Financial Corp.	145	1,889
Kearny Financial Corp.	181	1,888
ESSA Bancorp, Inc.	150	1,881
CreXus Investment Corp.	140	1,872
Washington Banking Co.	148	1,863
Monmouth Real Estate Investment Corp. — Class A	220	1,850
NGP Capital Resources Co.	216	1,840
Avatar Holdings, Inc.*	84	1,826
First Community Bancshares, Inc.	147	1,818
Winthrop Realty Trust	150	1,806
Apollo Commercial Real Estate Finance, Inc.	100	1,801
NewStar Financial, Inc.*	280	1,786
Eagle Bancorp, Inc.*	150	1,778
Bancorp, Inc.*	199	1,771
TICC Capital Corp.	268	1,766
First Marblehead Corp.*	620	1,761
Donegal Group, Inc. — Class A	120	1,741
Abington Bancorp, Inc.	220	1,738
Capital City Bank Group, Inc.	120	1,710
Cardtronics, Inc.*	133	1,672
Bank of Marin Bancorp	50	1,654
German American Bancorp	109	1,649
Republic Bancorp, Inc.	86	1,620
Kayne Anderson Energy Development Co.	100	1,616
Ambac Financial Group, Inc.*	2,901	1,615
Financial Institutions, Inc.	110	1,608
Oritani Financial Corp.	100	1,607
Agree Realty Corp.	70	1,600
ViewPoint Financial Group	98	1,589
Main Street Capital Corp.	100	1,561
Triangle Capital Corp.	108	1,516
Consolidated-Tomoka Land Co.	48	1,512
Life Partners Holdings, Inc.	68	1,508
South Financial Group, Inc.	2,170	1,500
American Physicians Service Group, Inc.	60	1,500
American Safety Insurance Holdings Ltd.*	90	1,493
RAIT Financial Trust*	750	1,485
Epoch Holding Corp.	131	1,479
Oceanfirst Financial Corp.	130	1,477
First Merchants Corp.	210	1,462
Citizens & Northern Corp.	116	1,456
Harris & Harris Group, Inc.*	315	1,452
First Bancorp, Inc.	90	1,435
Bridge Bancorp, Inc.	60	1,404
Peapack Gladstone Financial Corp.	89	1,398

		MARKET
	SHARES	VALUE

CNB Financial Corp.	90	$1,390
Ames National Corp.	68	1,363
Heritage Financial Corp.*	90	1,358
MainSource Financial Group, Inc.	200	1,346
Penns Woods Bancorp, Inc.	40	1,342
Tower Bancorp, Inc.	50	1,339
Metro Bancorp, Inc.*	96	1,322
Gladstone Investment Corp.	220	1,316
Gladstone Commercial Corp.	90	1,301
Ameris Bancorp	143	1,293
Southwest Bancorp, Inc.	155	1,282
JMP Group, Inc.	150	1,275
Bryn Mawr Bank Corp.	70	1,271
Orrstown Financial Services, Inc.	50	1,269
US Global Investors, Inc. — Class A	128	1,266
Home Bancorp, Inc.*	90	1,260
State Bancorp, Inc.	160	1,259
BlackRock Kelso Capital Corp.	126	1,255
Virtus Investment Partners, Inc.*	60	1,250
Cowen Group, Inc.*	220	1,245
Mission West Properties	178	1,225
Bar Harbor Bankshares	40	1,220
Enterprise Financial Services Corp.	110	1,217
National Interstate Corp.	58	1,201
Gramercy Capital Corp.*	430	1,200
Shore Bancshares, Inc.	83	1,183
Sanders Morris Harris Group, Inc.	190	1,176
Kansas City Life Insurance Co.	37	1,168
Diamond Hill Investment Group, Inc.	17	1,166
Medallion Financial Corp.	146	1,162
First Financial Northwest, Inc.	170	1,161
ESB Financial Corp.	90	1,160
First of Long Island Corp.	48	1,157
Midsouth Bancorp, Inc.	70	1,155
American National Bankshares, Inc.	56	1,128
Sierra Bancorp	86	1,109
Bancorp Rhode Island, Inc.	40	1,094
Alliance Financial Corp.	37	1,091
Merchants Bancshares, Inc.	50	1,086
EMC Insurance Group, Inc.	48	1,081
Dynex Capital, Inc.	120	1,080
Mercer Insurance Group, Inc.	60	1,080
NYMAGIC, Inc.	50	1,062
West Bancorporation, Inc.	160	1,053
Northrim BanCorp, Inc.	60	1,025
Meridian Interstate Bancorp, Inc.*	98	1,019
Kohlberg Capital Corp.	180	1,019
Center Bancorp, Inc.	120	997

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	87

20

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

China Housing & Land Development, Inc.*	260	$988
Citizens Holding Co.	40	987
Rockville Financial, Inc.	80	975
Cape Bancorp, Inc.*	120	968
Asset Acceptance Capital Corp.*	153	965
Roma Financial Corp.	76	953
First South Bancorp, Inc.	76	950
Hallmark Financial Services, Inc.*	102	918
Chicopee Bancorp, Inc.*	70	889
United Security Bancshares	58	868
Ohio Valley Banc Corp.	40	862
Crawford & Co. — Class B*	210	855
Pacific Capital Bancorp*	470	851
Guaranty Bancorp*	528	840
Clifton Savings Bancorp, Inc.	90	834
CompuCredit Holdings Corp.	160	826
FBR Capital Markets Corp.*	180	819
Thomas Weisel Partners Group, Inc.*	207	811
Eastern Insurance Holdings, Inc.	80	811
First Defiance Financial Corp.	80	810
Century Bancorp, Inc.	40	768
Primus Guaranty Ltd.*	180	756
Rewards Network, Inc.	56	750
UMH Properties, Inc.	90	735
Enterprise Bancorp, Inc.	60	733
Banner Corp.	190	730
Old Second Bancorp, Inc.	110	725
NASB Financial, Inc.	30	694
Yadkin Valley Financial Corp.	160	688
Universal Insurance Holdings, Inc.	130	658
Independence Holding Co.	68	645
Legacy Bancorp, Inc.	68	645
Smithtown Bancorp, Inc.	155	640
Pzena Investment Management, Inc. — Class A*	80	610
Resource America, Inc. — Class A	125	600
Peoples Financial Corp.	40	599
Bank of Kentucky Financial Corp.	30	598
Sun Bancorp, Inc.*	143	563
Santander BanCorp*	45	552
Tree.com, Inc.*	60	549
Norwood Financial Corp.	20	540
Fox Chase Bancorp, Inc.*	48	519
Farmers Capital Bank Corp.	60	514
Central Pacific Financial Corp.*	306	514
Northeast Community Bancorp, Inc.	60	431
Premierwest Bancorp*	940	423
Porter Bancorp, Inc.	32	419

		MARKET
	SHARES	VALUE

Auburn National Bancorporation, Inc.	20	$413
Flagstar Bancorp, Inc.*	670	402
Wilber Corp.	60	393
K-Fed Bancorp	40	357
First Financial Service Corp.	40	350
First Acceptance Corp.*	170	347
Prudential Bancorp of Pennsylvania, Inc.	40	338
American Realty Investors, Inc.*	30	323
Kentucky First Federal Bancorp	30	315
Sterling Savings Bank*	530	302
Old Point Financial Corp.	20	295
Hampton Roads Bankshares, Inc.	188	293
Cheviot Financial Corp.	30	277
California First National Bancorp.	20	267
Republic First Bancorp, Inc.*	68	263
Waterstone Financial, Inc.*	70	253
Brooklyn Federal Bancorp, Inc.	30	252
Doral Financial Corp.*	58	250
Heritage Financial Group	20	242
First California Financial Group, Inc.*	60	158
QC Holdings, Inc.	27	140
Transcontinental Realty Investors, Inc.*	10	125

Total Financials		2,151,260

INFORMATION TECHNOLOGY 7.0%
3Com Corp.*	3,900	29,991
Solera Holdings, Inc.	699	27,016
Atheros Communications, Inc.*	685	26,516
Skyworks Solutions, Inc.*	1,686	26,302
Polycom, Inc.*	840	25,687
Informatica Corp.*	885	23,771
Parametric Technology Corp.*	1,170	21,118
Jack Henry & Associates, Inc.	845	20,331
TiVo, Inc.*	1,115	19,089
TIBCO Software, Inc.*	1,680	18,127
Veeco Instruments, Inc.*	388	16,878
Concur Technologies, Inc.*	400	16,404
Riverbed Technology, Inc.*	555	15,762
Plantronics, Inc.	495	15,484
Unisys Corp.*	435	15,177
Gartner, Inc. — Class A*	682	15,168
Arris Group, Inc.*	1,251	15,025
CACI International, Inc. — Class A*	305	14,899
VeriFone Holdings, Inc.*	735	14,854
ADTRAN, Inc.	558	14,703
Plexus Corp.*	405	14,592
Microsemi Corp.*	820	14,219
Anixter International, Inc.*	300	14,055
Blackboard, Inc.*	336	13,998
Netlogic Microsystems, Inc.*	470	13,832
Benchmark Electronics, Inc.*	660	13,688

88	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

21

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

RF Micro Devices, Inc.*	2,685	$13,371
MercadoLibre, Inc.*	265	12,776
Rackspace Hosting, Inc.*	675	12,643
Progress Software Corp.*	400	12,572
Fair Isaac Corp.	495	12,543
Blue Coat Systems, Inc.*	404	12,540
Cybersource Corp.*	705	12,436
Acxiom Corp.*	685	12,289
InterDigital, Inc.*	440	12,258
Tekelec*	670	12,167
Wright Express Corp.*	390	11,747
Digital River, Inc.*	376	11,393
Cymer, Inc.*	305	11,376
Ariba, Inc.*	880	11,308
Emulex Corp.*	840	11,155
Blackbaud, Inc.	440	11,084
Quest Software, Inc.*	620	11,030
Mantech International Corp. — Class A*	225	10,987
ViaSat, Inc.*	310	10,729
MAXIMUS, Inc.	176	10,724
Semtech Corp.*	610	10,632
j2 Global Communications, Inc.*	446	10,436
Triquint Semiconductor, Inc.*	1,481	10,367
Taleo Corp.*	396	10,260
Websense, Inc.*	446	10,155
Tessera Technologies, Inc.*	495	10,039
Hittite Microwave Corp.*	225	9,893
Power Integrations, Inc.	240	9,888
MKS Instruments, Inc.*	497	9,736
Synaptics, Inc.*	350	9,663
JDA Software Group, Inc.*	340	9,459
Cabot Microelectronics Corp.*	245	9,268
Lawson Software, Inc.*	1,395	9,221
Cavium Networks, Inc.*	368	9,148
Netgear, Inc.*	350	9,135
EarthLink, Inc.	1,060	9,052
Euronet Worldwide, Inc.*	491	9,049
Comtech Telecommunications Corp.*	281	8,989
Commvault Systems, Inc.*	420	8,967
SuccessFactors, Inc.*	470	8,949
ValueClick, Inc.*	880	8,923
Intermec, Inc.*	625	8,862
Formfactor, Inc.*	498	8,844
Checkpoint Systems, Inc.*	395	8,737
GSI Commerce, Inc.*	315	8,716
SRA International, Inc. — Class A*	418	8,690
FEI Co.*	379	8,683
OmniVision Technologies, Inc.*	505	8,676
Ultimate Software Group, Inc.*	255	8,402
Littelfuse, Inc.*	220	8,362
AsiaInfo Holdings, Inc.*	310	8,209
Aruba Networks, Inc.*	595	8,128

		MARKET
	SHARES	VALUE

Take-Two Interactive Software, Inc.*	810	$7,978
Scansource, Inc.*	274	7,886
Amkor Technology, Inc.*	1,100	7,777
Sapient Corp.	850	7,769
Monolithic Power Systems, Inc.*	342	7,627
Mentor Graphics Corp.*	950	7,619
Acme Packet, Inc.*	394	7,596
Diodes, Inc.*	336	7,526
CSG Systems International, Inc.*	355	7,441
Cognex Corp.	397	7,341
MicroStrategy, Inc. — Class A*	86	7,316
ACI Worldwide, Inc.*	353	7,275
Infinera Corp.*	850	7,242
ADC Telecommunications, Inc.*	970	7,091
Coherent, Inc.*	220	7,031
Heartland Payment Systems, Inc.	376	6,994
Art Technology Group, Inc.*	1,570	6,924
DG FastChannel, Inc.*	213	6,805
Advent Software, Inc.*	150	6,712
L-1 Identity Solutions, Inc.*	748	6,680
Insight Enterprises, Inc.*	460	6,606
Entegris, Inc.*	1,310	6,602
Rofin-Sinar Technologies, Inc.*	288	6,515
DealerTrack Holdings, Inc.*	380	6,490
United Online, Inc.	845	6,321
Palm, Inc.*	1,675	6,298
ATMI, Inc.*	320	6,179
Park Electrochemical Corp.	215	6,179
Netezza Corp.*	480	6,139
DTS, Inc. — Class A*	180	6,127
Harmonic, Inc.*	965	6,089
SAVVIS, Inc.*	360	5,940
Manhattan Associates, Inc.*	230	5,860
Tyler Technologies, Inc.*	308	5,778
Volterra Semiconductor Corp.*	228	5,723
Net 1 UEPS Technologies, Inc.*	310	5,701
Brooks Automation, Inc.*	646	5,698
Applied Micro Circuits Corp.*	660	5,696
Pegasystems, Inc.	153	5,661
Constant Contact, Inc.*	243	5,642
TeleTech Holdings, Inc.*	330	5,636
SYNNEX Corp.*	190	5,616
Quantum Corp.*	2,120	5,576
TNS, Inc.*	250	5,575
Zoran Corp.*	516	5,552
Cirrus Logic, Inc.*	660	5,537
Black Box Corp.	180	5,537
Advanced Energy Industries, Inc.*	330	5,465
Sonus Networks, Inc.*	2,085	5,442
ArcSight, Inc.*	188	5,292
Standard Microsystems Corp.*	220	5,122
Electronics for Imaging, Inc.*	440	5,117
Syntel, Inc.	131	5,040

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	89

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Kulicke & Soffa Industries, Inc.*	692	$5,017
Sourcefire, Inc.*	216	4,957
MTS Systems Corp.	170	4,935
Micrel, Inc.	460	4,904
Stratasys, Inc.*	200	4,876
THQ, Inc.*	680	4,767
SonicWALL, Inc.*	545	4,736
Forrester Research, Inc.*	157	4,721
Rogers Corp.*	160	4,642
Epicor Software Corp.*	480	4,589
Bottomline Technologies, Inc.*	270	4,544
Newport Corp.*	360	4,500
OSI Systems, Inc.*	160	4,488
Cogent, Inc.*	426	4,345
FARO Technologies, Inc.*	168	4,326
Lattice Semiconductor Corp.*	1,160	4,257
Terremark Worldwide, Inc.*	593	4,157
EPIQ Systems, Inc.*	330	4,102
RealNetworks, Inc.*	842	4,067
Adaptec, Inc.*	1,235	4,038
NIC, Inc.	510	4,014
Radiant Systems, Inc.*	280	3,996
Oplink Communications, Inc.*	215	3,986
Super Micro Computer, Inc.*	228	3,940
RightNow Technologies, Inc.*	220	3,929
InfoSpace, Inc.*	355	3,923
Aviat Networks, Inc.*	590	3,912
ModusLink Global Solutions, Inc.*	460	3,878
Loral Space & Communications, Inc.*	110	3,863
Avid Technology, Inc.*	280	3,858
TTM Technologies, Inc.*	430	3,818
Sycamore Networks, Inc.	189	3,801
Switch and Data Facilities Co.*	212	3,765
Methode Electronics, Inc. — Class A	380	3,762
Netscout Systems, Inc.*	250	3,697
Sigma Designs, Inc.*	315	3,695
Synchronoss Technologies, Inc.*	190	3,680
Ebix, Inc.*	230	3,673
comScore, Inc.*	220	3,672
Electro Scientific Industries, Inc.*	278	3,561
Actel Corp.*	257	3,559
IPG Photonics Corp.*	230	3,404
China Security & Surveillance Technology, Inc.*	442	3,399
Universal Display Corp.*	286	3,366
Cohu, Inc.	242	3,332
Ultratech, Inc.*	245	3,332
Power-One, Inc.*	785	3,313
Imation Corp.*	300	3,303
Silicon Graphics International Corp.*	305	3,260
Move, Inc.*	1,550	3,239

		MARKET
	SHARES	VALUE

Kenexa Corp. — Class A*	235	$3,231
LivePerson, Inc.*	420	3,221
CTS Corp.	338	3,184
UTStarcom, Inc.*	1,140	3,181
MoneyGram International, Inc.*	830	3,162
Global Cash Access Holdings, Inc.*	385	3,145
Anadigics, Inc.*	645	3,135
Mercury Computer Systems, Inc.*	228	3,128
Internet Capital Group, Inc.*	370	3,126
S1 Corp.*	527	3,109
Brightpoint, Inc.*	412	3,102
Techwell, Inc.*	164	3,067
TeleCommunication Systems, Inc. — Class A*	414	3,035
Perficient, Inc.*	267	3,009
Intevac, Inc.*	217	2,999
ShoreTel, Inc.*	453	2,994
Echelon Corp.*	333	2,987
Vocus, Inc.*	175	2,984
STEC, Inc.*	248	2,971
Ixia*	320	2,966
Compellent Technologies, Inc.*	167	2,931
Maxwell Technologies, Inc.*	235	2,912
Internap Network Services Corp.*	515	2,884
Smart Modular Technologies WWH, Inc.*	370	2,853
Supertex, Inc.*	110	2,815
3PAR, Inc.*	280	2,800
Extreme Networks, Inc.*	890	2,732
Photronics, Inc.*	530	2,698
Pericom Semiconductor Corp.*	250	2,678
Entropic Communications, Inc.*	526	2,672
Digi International, Inc.*	250	2,660
Rudolph Technologies, Inc.*	310	2,657
infoGROUP, Inc.*	339	2,644
Internet Brands, Inc. — Class A*	285	2,628
Rubicon Technology, Inc.*	130	2,626
Cass Information Systems, Inc.	84	2,617
SolarWinds, Inc.*	120	2,599
Daktronics, Inc.	340	2,591
Ciber, Inc.*	687	2,569
Symmetricom, Inc.*	440	2,565
Smith Micro Software, Inc.*	290	2,564
Kopin Corp.*	685	2,535
Multi-Fineline Electronix, Inc.*	98	2,524
Actuate Corp.*	450	2,516
Ness Technologies, Inc.*	395	2,492
EMS Technologies, Inc.*	150	2,490
Comverge, Inc.*	220	2,488
Exar Corp.*	350	2,468
Exlservice Holdings, Inc.*	146	2,435
Silicon Storage Technology, Inc.*	797	2,423

90	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

NetSuite, Inc.*	166	$2,414
Hughes Communications, Inc.*	86	2,395
Interactive Intelligence, Inc.*	127	2,374
Electro Rent Corp.	180	2,363
DivX, Inc.*	326	2,334
Ceva, Inc.*	200	2,332
The Knot, Inc.*	296	2,315
Seachange International, Inc.*	320	2,298
iGate Corp.	235	2,287
Fortinet, Inc.*	130	2,285
Silicon Image, Inc.*	750	2,265
Measurement Specialties, Inc.*	153	2,251
LoopNet, Inc.*	200	2,248
Vasco Data Security International*	270	2,228
Isilon Systems, Inc.*	256	2,204
Technitrol, Inc.	413	2,181
Radisys Corp.*	243	2,177
Monotype Imaging Holdings, Inc.*	220	2,141
Anaren, Inc.*	150	2,136
Lionbridge Technologies, Inc.*	580	2,105
Opnet Technologies, Inc.	130	2,096
Novatel Wireless, Inc.*	310	2,086
NVE Corp.*	46	2,084
NCI, Inc.*	68	2,056
MIPS Technology, Inc.*	455	2,029
Cray, Inc.*	339	2,017
IXYS Corp.*	236	2,015
Bel Fuse, Inc. — Class B	99	1,995
PLX Technology, Inc.*	375	1,976
Airvana, Inc.*	254	1,946
Openwave Systems, Inc.*	840	1,932
DSP Group, Inc.*	230	1,916
PROS Holdings, Inc.*	186	1,838
KVH Industries, Inc.*	136	1,794
Liquidity Services, Inc.*	150	1,731
QuinStreet, Inc.*	100	1,701
Agilysys, Inc.	150	1,676
Powerwave Technologies, Inc.*	1,331	1,664
Integral Systems, Inc.*	171	1,647
Cogo Group, Inc.*	234	1,636
Globecomm Systems, Inc.*	210	1,615
White Electronics Designs Corp.*	230	1,610
Network Equipment Technologies, Inc.*	290	1,598
Support.com, Inc.*	475	1,553
Chordiant Software, Inc.*	305	1,546
Spectrum Control, Inc.*	130	1,520
Symyx Technologies, Inc.*	338	1,518
Double-Take Software, Inc.*	170	1,515
Advanced Analogic Technologies, Inc.*	430	1,501
Zix Corp.*	640	1,478

		MARKET
	SHARES	VALUE

Web.com Group, Inc.*	268	$1,461
LogMeIn, Inc.*	70	1,448
Rosetta Stone, Inc.*	60	1,427
Microtune, Inc.*	520	1,420
Deltek, Inc.*	185	1,413
Immersion Corp.*	279	1,395
Zygo Corp.*	150	1,385
DemandTec, Inc.*	198	1,376
Keynote Systems, Inc.	120	1,367
China Information Security Technology, Inc.*	270	1,364
Ancestry.com, Inc.*	80	1,356
Virtusa Corp.*	130	1,340
American Software, Inc. — Class A	225	1,307
ActivIdentity Corp.*	460	1,306
Rimage Corp.*	90	1,301
Tier Technologies, Inc. — Class B*	160	1,274
Virage Logic Corp.*	160	1,258
BigBand Networks, Inc.*	356	1,257
Saba Software, Inc.*	250	1,238
FalconStor Software, Inc.*	350	1,218
Unica Corp.*	137	1,218
Limelight Networks, Inc.*	330	1,208
Dice Holdings, Inc.*	158	1,201
SRS Labs, Inc.*	120	1,193
PC-Tel, Inc.*	190	1,174
OpenTable, Inc.*	30	1,144
Phoenix Technologies Ltd.*	350	1,127
Stamps.com, Inc.*	110	1,111
Renaissance Learning, Inc.	68	1,104
Trident Microsystems, Inc.*	630	1,096
Hackett Group, Inc.*	390	1,084
Computer Task Group, Inc.*	149	1,080
Online Resources Corp.*	260	1,048
GSE Systems, Inc.*	190	1,028
Marchex, Inc.	200	1,022
Archipelago Learning, Inc.*	70	1,021
Dynamics Research Corp.*	90	1,014
Callidus Software, Inc.*	260	944
Emcore Corp.*	760	920
Travelzoo, Inc.*	60	901
Innodata Isogen, Inc.*	220	891
GSI Technology, Inc.*	188	876
CPI International, Inc.*	66	875
ICx Technologies, Inc.*	120	836
Startek, Inc.*	120	834
Information Services Group, Inc.*	240	818
DDi Corp.*	140	794
X-Rite, Inc.*	260	788
Echo Global Logistics, Inc.*	60	775
Pervasive Software, Inc.*	150	759
Communications Systems, Inc.	58	750
ePlus, Inc.*	40	702

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	91

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

QAD, Inc.*	128	$672
Opnext, Inc.*	281	663
Parkervision, Inc.*	370	629
TechTarget, Inc.*	120	628
PC Connection, Inc.*	100	620
China TransInfo Technology Corp.*	90	607
Ipass, Inc.*	510	587
Imergent, Inc.	80	538
MEMSIC, Inc.*	160	510
PC Mall, Inc.*	99	501
PAR Technology Corp.*	80	484
eLoyalty Corp.*	68	383
RAE Systems, Inc.*	410	334

Total Information Technology		1,853,458

INDUSTRIALS 5.8%
UAL Corp.*	1,681	32,864
Nordson Corp.	343	23,297
Regal-Beloit Corp.	356	21,150
Towers Watson & Co. — Class A	433	20,567
Woodward Governor Co.	606	19,380
Acuity Brands, Inc.	428	18,066
Baldor Electric Co.	470	17,578
Clarcor, Inc.	506	17,452
GrafTech International Ltd.*	1,210	16,541
Moog, Inc. — Class A*	460	16,293
EMCOR Group, Inc.*	660	16,256
Curtiss-Wright Corp.	460	16,008
Alaska Air Group, Inc.*	370	15,255
Watsco, Inc.	268	15,244
Brady Corp. — Class A	480	14,938
Esterline Technologies Corp.*	300	14,829
Teledyne Technologies, Inc.*	358	14,775
United Stationers, Inc.*	245	14,418
JetBlue Airways Corp.*	2,551	14,235
Tetra Tech, Inc.*	615	14,170
Hexcel Corp.*	975	14,079
Actuant Corp. — Class A	676	13,216
Belden, Inc.	472	12,961
American Superconductor Corp.*	440	12,716
Genesee & Wyoming, Inc. — Class A*	370	12,624
Kaydon Corp.	330	12,408
Triumph Group, Inc.	175	12,266
Knight Transportation, Inc.	580	12,232
Clean Harbors, Inc.*	220	12,223
Heico Corp.	235	12,102
HNI Corp.	449	11,957
US Airways Group, Inc.*	1,625	11,944
Avis Budget Group, Inc.*	1,030	11,845
A.O. Smith Corp.	220	11,565
Atlas Air Worldwide Holdings, Inc.*	206	10,928

		MARKET
	SHARES	VALUE

Orbital Sciences Corp.*	570	$10,836
Applied Industrial Technologies, Inc.	428	10,636
Simpson Manufacturing Company, Inc.	380	10,549
Granite Construction, Inc.	349	10,547
Geo Group, Inc.*	525	10,405
Insituform Technologies, Inc. — Class A*	390	10,378
HUB Group, Inc. — Class A*	370	10,353
EnerSys*	406	10,012
Werner Enterprises, Inc.	428	9,917
Deluxe Corp.	510	9,904
Briggs & Stratton Corp.	505	9,847
Mueller Industries, Inc.	366	9,805
Herman Miller, Inc.	540	9,752
ABM Industries, Inc.	458	9,710
AAR Corp.*	388	9,630
Rollins, Inc.	440	9,539
Dollar Thrifty Automotive Group, Inc.*	295	9,478
Old Dominion Freight Line, Inc.*	276	9,216
Middleby Corp.*	160	9,214
Barnes Group, Inc.	471	9,166
Healthcare Services Group, Inc.	407	9,113
Corporate Executive Board Co.	340	9,041
Watts Industries, Inc. — Class A	288	8,945
SYKES Enterprises, Inc.*	382	8,725
Beacon Roofing Supply, Inc.*	455	8,704
Allegiant Travel Co.*	150	8,679
Resources Connection, Inc.*	450	8,626
CoStar Group, Inc.*	205	8,512
ESCO Technologies, Inc.	265	8,430
Heartland Express, Inc.	510	8,415
II-VI, Inc.*	246	8,325
Otter Tail Corp.	365	8,015
SkyWest, Inc.	560	7,997
Korn/Ferry International*	450	7,942
Forward Air Corp.	290	7,627
Arkansas Best Corp.	255	7,619
Mine Safety Appliances Co.	270	7,549
Universal Forest Products, Inc.	194	7,473
Mueller Water Products, Inc. — Class A	1,550	7,409
RBC Bearings, Inc.*	225	7,171
AirTran Holdings, Inc.*	1,361	6,914
Franklin Electric Company, Inc.	230	6,898
TrueBlue, Inc.*	436	6,758
American Science & Engineering, Inc.	90	6,743
Kaman Corp. — Class A	265	6,628
Mastec, Inc.*	521	6,570
Interline Brands, Inc.*	335	6,412
Robbins & Myers, Inc.	268	6,384
GeoEye, Inc.*	214	6,313

92	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Quanex Building Products Corp.	376	$6,215
Navigant Consulting, Inc.*	505	6,126
Cubic Corp.	165	5,940
Chart Industries, Inc.*	295	5,900
Ceradyne, Inc.*	260	5,899
Mcgrath Rentcorp	240	5,815
Albany International Corp. — Class A	270	5,813
EnPro Industries, Inc.*	198	5,758
United Rentals, Inc.*	610	5,722
Badger Meter, Inc.	148	5,699
Interface, Inc. — Class A	490	5,674
Tutor Perini Corp.*	260	5,655
Genco Shipping & Trading Ltd.*	265	5,594
Circor International, Inc.	168	5,579
Mobile Mini, Inc.*	360	5,576
Griffon Corp.*	440	5,482
Ameron International Corp.	86	5,409
Layne Christensen Co.*	200	5,342
Knoll, Inc.	470	5,287
Astec Industries, Inc.*	182	5,271
Tennant Co.	190	5,204
Tredegar Corp.	300	5,124
Advisory Board Co.*	160	5,040
Lindsay Manufacturing Co.	120	4,969
Orion Marine Group, Inc.*	275	4,964
G & K Services, Inc. — Class A	190	4,917
John Bean Technologies Corp.	280	4,911
EnergySolutions, Inc.	760	4,887
Comfort Systems USA, Inc.	390	4,871
Heidrick & Struggles International, Inc.	173	4,849
Raven Industries, Inc.	160	4,718
Cenveo, Inc.*	540	4,676
Amerco, Inc.*	86	4,669
Steelcase, Inc. — Class A	720	4,658
K-Tron International, Inc.*	30	4,499
Aircastle Ltd.	475	4,498
Administaff, Inc.	210	4,481
Federal Signal Corp.	495	4,460
Huron Consulting Group, Inc.*	219	4,446
School Specialty, Inc.*	195	4,428
Apogee Enterprises, Inc.	280	4,427
Kforce, Inc.*	290	4,411
Bowne & Company, Inc.	392	4,375
Viad Corp.	210	4,315
EnerNOC, Inc.*	145	4,304
Kelly Services, Inc. — Class A*	256	4,265
ACCO Brands Corp.*	555	4,251
Force Protection, Inc.*	705	4,244
Rush Enterprises, Inc. — Class A*	318	4,201
SFN Group, Inc.*	520	4,165
Ennis, Inc.	256	4,165
DigitalGlobe, Inc.*	148	4,128

		MARKET
	SHARES	VALUE

Blount International, Inc.*	395	$4,092
AZZ, Inc.	120	4,062
Consolidated Graphics, Inc.*	98	4,058
Polypore International, Inc.*	230	4,016
Exponent, Inc.*	138	3,936
RSC Holdings, Inc.*	490	3,900
Encore Wire Corp.	185	3,848
Hawaiian Holdings, Inc.*	519	3,825
Argon ST, Inc.*	140	3,725
Altra Holdings, Inc.*	268	3,680
Taser International, Inc.*	625	3,662
Gorman-Rupp Co.	141	3,587
Energy Conversion Devices, Inc.*	456	3,570
NACCO Industries, Inc. — Class A	48	3,559
Aerovironment, Inc.*	135	3,525
Gibraltar Industries, Inc.*	274	3,455
Acacia Research — Acacia Technologies*	318	3,444
ATC Technology Corp.*	200	3,432
Stanley, Inc.*	121	3,423
Dycom Industries, Inc.*	390	3,420
Trex Company, Inc.*	160	3,406
M&F Worldwide Corp.*	110	3,366
American Reprographics Co.*	375	3,364
Harbin Electric, Inc.*	155	3,346
Eagle Bulk Shipping, Inc.*	620	3,292
Ladish Company, Inc.*	160	3,226
Celadon Group, Inc.*	225	3,137
Team, Inc.*	188	3,119
TAL International Group, Inc.	155	3,097
Standex International Corp.	120	3,092
Columbus McKinnon Corp. — Class A*	192	3,047
Sun Hydraulics Corp.	117	3,040
Titan International, Inc.	346	3,021
Freightcar America, Inc.	125	3,020
US Ecology, Inc.	185	2,979
H&E Equipment Services, Inc.*	276	2,975
AAON, Inc.	130	2,941
Gencorp, Inc.*	510	2,938
Marten Transport Ltd.*	148	2,917
CBIZ, Inc.*	440	2,891
DynCorp International, Inc. — Class A*	249	2,864
Colfax Corp.*	243	2,860
LB Foster Co. — Class A*	98	2,831
MYR Group, Inc.*	170	2,773
Cascade Corp.	86	2,770
Vicor Corp.*	200	2,762
Michael Baker Corp.*	80	2,758
Generac Holdings, Inc.*	193	2,704
Schawk, Inc.	149	2,701
ICF International, Inc.*	108	2,683
COMSYS IT Partners, Inc.*	153	2,674

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	93

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Applied Signal Technology, Inc.	135	$2,643
Powell Industries, Inc.*	80	2,602
RailAmerica, Inc.*	220	2,596
CRA International, Inc.*	113	2,590
On Assignment, Inc.*	358	2,553
Sterling Construction Company, Inc.*	160	2,515
Microvision, Inc.*	890	2,510
3D Systems Corp.*	182	2,484
Ener1, Inc.*	510	2,412
Ampco-Pittsburgh Corp.	95	2,358
Tecumseh Products Co. — Class A*	190	2,331
Ducommun, Inc.	110	2,311
American Commercial Lines, Inc.*	92	2,309
Fushi Copperweld, Inc.*	201	2,255
Kimball International, Inc. — Class B	318	2,210
Advanced Battery Technologies, Inc.*	560	2,184
Energy Recovery, Inc.*	345	2,174
Evergreen Solar, Inc.*	1,895	2,141
Herley Industries, Inc.*	145	2,126
Houston Wire & Cable Co.	182	2,108
Pacer International, Inc.*	350	2,107
Great Lakes Dredge & Dock Co.	400	2,100
FuelCell Energy, Inc.*	740	2,087
Republic Airways Holdings, Inc.*	350	2,072
NCI Building Systems, Inc.*	185	2,042
Metalico, Inc.*	334	2,001
Dynamic Materials Corp.	128	1,999
Cornell Companies, Inc.*	109	1,996
Textainer Group Holdings Ltd.	90	1,940
American Woodmark Corp.	100	1,939
Greenbrier Companies, Inc.*	175	1,927
Furmanite Corp.*	371	1,925
Insteel Industries, Inc.	180	1,924
Saia, Inc.*	137	1,902
Air Transport Services Group, Inc.*	560	1,887
Diamond Management & Technology Consultants, Inc.	240	1,884
Northwest Pipe Co.*	86	1,879
China Fire & Security Group, Inc.*	142	1,842
Waste Services, Inc.*	180	1,780
Titan Machinery, Inc.*	130	1,780
International Shipholding Corp.	60	1,763
Graham Corp.	98	1,763
CDI Corp.	120	1,759
Kadant, Inc.*	120	1,729
Satcon Technology Corp.*	710	1,725
PMFG, Inc.*	130	1,720
GT Solar International, Inc.*	325	1,700

		MARKET
	SHARES	VALUE

Dynamex, Inc.*	98	$1,686
LMI Aerospace, Inc.*	90	1,672
Courier Corp.	100	1,651
VSE Corp.	40	1,646
Horizon Lines, Inc. — Class A	300	1,632
Alamo Group, Inc.	80	1,599
Pike Electric Corp.*	170	1,584
Broadwind Energy, Inc.*	350	1,565
Aceto Corp.	250	1,510
APAC Teleservices, Inc.*	260	1,495
Hill International, Inc.*	255	1,487
Sauer, Inc.*	110	1,461
LaBarge, Inc.*	132	1,459
Met-Pro Corp.	148	1,449
Fuel Tech, Inc.*	178	1,428
Flow International Corp.*	460	1,385
Builders FirstSource, Inc.*	430	1,355
PowerSecure International, Inc.*	171	1,347
GP Strategies Corp.*	160	1,338
LSI Industries, Inc.	195	1,330
Innerworkings, Inc.*	250	1,300
USA Truck, Inc.*	80	1,293
Standard Parking Corp.*	78	1,281
Miller Industries, Inc. — Class A	100	1,243
Volt Information Sciences, Inc.*	120	1,225
Perma-Fix Environmental Services*	540	1,210
Ultrapetrol Bahamas Ltd.*	220	1,208
CAI International, Inc.*	97	1,195
Multi-Color Corp.	96	1,150
American Railcar Industries, Inc.	90	1,094
Barrett Business Services, Inc.	80	1,085
Twin Disc, Inc.	88	1,075
Universal Truckload Services, Inc.*	60	1,055
Franklin Covey Co.*	130	1,032
China BAK Battery, Inc.*	425	1,024
DXP Enterprises, Inc.*	80	1,022
Hurco Companies, Inc.*	60	1,010
Mistras Group, Inc.*	100	999
Todd Shipyards Corp.	60	986
Trimas Corp.*	150	974
SmartHeat, Inc.*	90	967
Standard Register Co.	180	963
Preformed Line Products Co.	25	954
Orion Energy Systems, Inc.*	185	907
Argan, Inc.*	68	884
Astronics Corp.*	90	883
Duoyuan Printing, Inc.*	80	864
Patriot Transportation Holding, Inc.*	10	845
Odyssey Marine Exploration, Inc.*	636	833
Portec Rail Products, Inc.	70	813
Eastern Co.	60	812

94	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Ascent Solar Technologies, Inc.*	195	$751
Willis Lease Finance Corp.*	47	742
North American Galvanizing & Coating, Inc.*	128	712
Chase Corp.	56	707
Global Defense Technology & Systems, Inc.*	50	670
Primoris Services Corp.	80	619
Lawson Products, Inc.	37	572
YRC Worldwide, Inc.*	970	527
Ultralife Batteries, Inc.*	120	481
United Capital Corp.*	20	474
BlueLinx Holdings, Inc.*	120	457
Valence Technology, Inc.*	510	434
Heritage-Crystal Clean, Inc.*	30	339
Integrated Electrical Services, Inc.*	60	339
Omega Flex, Inc.	30	315
Lihua International, Inc.*	30	275
AMREP Corp.*	10	145

Total Industrials		1,557,710

CONSUMER DISCRETIONARY 5.8%
Tupperware Brands Corp.	630	30,379
J. Crew Group, Inc.*	515	23,638
Tempur-Pedic International, Inc.*	750	22,620
Bally Technologies, Inc.*	550	22,297
The Warnaco Group, Inc.*	460	21,947
Tractor Supply Co.	365	21,188
Sotheby’s	670	20,830
Live Nation, Inc.*	1,403	20,343
Deckers Outdoor Corp.*	131	18,078
Fossil, Inc.*	470	17,738
Carter’s, Inc.*	570	17,191
Lululemon Athletica, Inc.*	406	16,849
Dana Holding Corp.*	1,405	16,691
Cheesecake Factory, Inc.*	613	16,588
Jones Apparel Group, Inc.	860	16,357
Rent-A-Center, Inc.*	675	15,964
Polaris Industries, Inc.	310	15,860
Eastman Kodak Co.*	2,700	15,633
Collective Brands, Inc.*	655	14,895
Dress Barn, Inc.*	569	14,885
Gymboree Corp.*	288	14,869
Wolverine World Wide, Inc.	505	14,726
Capella Education Co.*	154	14,297
Corinthian Colleges, Inc.*	810	14,248
Brunswick Corp.	890	14,213
Tenneco, Inc.*	598	14,143
Jack in the Box, Inc.*	576	13,565
Valassis Communications, Inc.*	485	13,498
Orient-Express Hotels Ltd. — Class A*	910	12,904
OfficeMax, Inc.*	770	12,643
Men’s Wearhouse, Inc.	518	12,401

		MARKET
	SHARES	VALUE

Dillard’s, Inc. — Class A	520	$12,272
AnnTaylor Stores Corp.*	590	12,213
Skechers U.S.A., Inc. — Class A*	335	12,167
Vail Resorts, Inc.*	296	11,867
HSN, Inc.*	400	11,776
Gaylord Entertainment Co.*	400	11,716
Life Time Fitness, Inc.*	408	11,465
Jo-Ann Stores, Inc.*	273	11,461
Cooper Tire & Rubber Co.	595	11,317
Pool Corp.	491	11,116
Iconix Brand Group, Inc.*	721	11,075
Matthews International Corp. — Class A	310	11,005
Saks, Inc.*	1,270	10,922
Regis Corp.	580	10,834
Cracker Barrel Old Country Store, Inc.	230	10,667
P.F. Chang’s China Bistro, Inc.*	239	10,547
Children’s Place Retail Stores, Inc.*	225	10,024
ArvinMeritor, Inc.*	750	10,012
Jos. A. Bank Clothiers, Inc.*	179	9,782
Buckle, Inc.	265	9,741
Under Armour, Inc.*	329	9,676
Coinstar, Inc.*	297	9,652
Ryland Group, Inc.	428	9,604
Bob Evans Farms, Inc.	306	9,458
Timberland Co. — Class A*	440	9,390
Buffalo Wild Wings, Inc.*	184	8,852
CEC Entertainment, Inc.*	230	8,763
American Public Education, Inc.*	183	8,528
Sally Beauty Holdings, Inc.*	955	8,519
American Greetings Corp. — Class A	400	8,336
Steven Madden Ltd.*	160	7,808
True Religion Apparel, Inc.*	256	7,772
Helen of Troy Ltd.*	296	7,714
99 Cents Only Stores*	470	7,661
Group 1 Automotive, Inc.*	240	7,646
CROCS, Inc.*	845	7,411
Pier 1 Imports, Inc.*	1,160	7,389
Hibbett Sports, Inc.*	288	7,367
National CineMedia, Inc.	425	7,335
DineEquity, Inc.*	184	7,279
Unifirst Corp.	140	7,210
Arbitron, Inc.	270	7,198
Liz Claiborne, Inc.*	960	7,133
Genesco, Inc.*	230	7,132
Blue Nile, Inc.*	128	7,043
Finish Line, Inc. — Class A	430	7,018
Cabela’s, Inc. — Class A*	400	6,996
Ruby Tuesday, Inc.*	660	6,976
Texas Roadhouse, Inc.*	497	6,903
Meritage Homes Corp.*	320	6,720
Sonic Corp.*	606	6,696

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	95

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Brown Shoe Company, Inc.	425	$6,579
La-Z-Boy, Inc.*	520	6,521
Steiner Leisure Ltd.*	147	6,515
Ulta Salon Cosmetics & Fragrance, Inc.*	285	6,447
Scholastic Corp.	230	6,440
Charming Shoppes, Inc.*	1,165	6,361
Columbia Sportswear Co.	120	6,304
Monro Muffler Brake, Inc.	175	6,258
Belo Corp. — Class A	905	6,172
Quiksilver, Inc.*	1,290	6,102
National Presto Industries, Inc.	50	5,945
Pinnacle Entertainment, Inc.*	610	5,941
Cato Corp. — Class A	276	5,917
Stage Stores, Inc.	383	5,894
Cinemark Holdings, Inc.	320	5,869
Interval Leisure Group, Inc.*	400	5,824
Papa John’s International, Inc.*	225	5,785
Callaway Golf Co.	650	5,733
Steak N Shake Co.*	15	5,719
American Axle & Manufacturing Holdings, Inc.*	560	5,589
RCN Corp.*	370	5,580
NutriSystem, Inc.	310	5,521
CKE Restaurants, Inc.	490	5,424
Modine Manufacturing Co.*	475	5,339
K12, Inc.*	240	5,330
PetMed Express, Inc.	240	5,321
Ethan Allen Interiors, Inc.	250	5,157
Stewart Enterprises, Inc. — Class A	810	5,062
Domino’s Pizza, Inc.*	370	5,047
Shutterfly, Inc.*	208	5,011
PEP Boys-Manny Moe & Jack	495	4,960
Harte-Hanks, Inc.	385	4,951
Ameristar Casinos, Inc.	265	4,828
Fred’s, Inc.	403	4,828
Citi Trends, Inc.*	148	4,801
BJ’s Restaurants, Inc.*	204	4,753
The Wet Seal, Inc. — Class A*	983	4,679
Standard-Pacific Corp.*	1,020	4,610
Universal Technical Institute, Inc.*	200	4,564
Shuffle Master, Inc.*	545	4,464
Fuel Systems Solutions, Inc.*	138	4,410
Peet’s Coffee & Tea, Inc.*	110	4,361
Winnebago Industries, Inc.*	293	4,281
Asbury Automotive Group, Inc.*	318	4,229
Grand Canyon Education, Inc.*	161	4,209
Drew Industries, Inc.*	190	4,184
Maidenform Brands, Inc.*	190	4,151
G-III Apparel Group Ltd.*	150	4,134
Knology, Inc.*	305	4,099
Zumiez, Inc.*	200	4,098
Coldwater Creek, Inc.*	576	3,997

		MARKET
	SHARES	VALUE

Red Robin Gourmet Burgers, Inc.*	161	$3,935
Lumber Liquidators Holdings, Inc.*	146	3,894
Ascent Media Corp. — Class A*	140	3,815
World Wrestling Entertainment, Inc.	220	3,806
Superior Industries International, Inc.	232	3,731
Denny’s Corp.*	970	3,725
Volcom, Inc.*	190	3,709
Churchill Downs, Inc.	98	3,675
CKX, Inc.*	595	3,647
Jakks Pacific, Inc.*	279	3,641
Pacific Sunwear of California, Inc.*	660	3,505
Bridgepoint Education, Inc.*	140	3,441
Sonic Automotive, Inc.*	310	3,410
Big 5 Sporting Goods Corp.	220	3,348
hhgregg, Inc.*	131	3,306
Dolan Media Co.*	300	3,261
RC2 Corp.*	216	3,234
California Pizza Kitchen, Inc.*	190	3,190
Core-Mark Holding Company, Inc.*	104	3,183
drugstore.com, Inc.*	875	3,124
Talbots, Inc.*	240	3,110
iRobot Corp.*	204	3,093
DSW, Inc.*	120	3,064
Universal Electronics, Inc.*	136	3,038
Haverty Furniture Companies, Inc.	181	2,954
Exide Technologies*	510	2,932
Christopher & Banks Corp.	365	2,920
Beazer Homes USA, Inc.*	635	2,883
M/I Homes, Inc.*	195	2,857
Hot Topic, Inc.*	438	2,847
AFC Enterprises, Inc.*	255	2,736
Furniture Brands International, Inc.*	425	2,733
Kirkland’s, Inc.*	130	2,730
K-Swiss, Inc. — Class A*	260	2,720
Orbitz Worldwide, Inc.*	375	2,666
Lincoln Educational Services Corp.*	105	2,656
Marcus Corp.	204	2,650
Oxford Industries, Inc.	130	2,643
Pre-Paid Legal Services, Inc.*	68	2,574
Overstock.com, Inc.*	156	2,535
ChinaCast Education Corp.*	340	2,485
EW Scripps Co. — Class A*	290	2,450
Rue21, Inc.*	70	2,427
America’s Car Mart, Inc.*	100	2,412
Mediacom Communications Corp.*	405	2,410

96	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Retail Ventures, Inc.*	250	$2,378
Krispy Kreme Doughnuts, Inc.*	588	2,364
Stein Mart, Inc.*	260	2,348
Cavco Industries, Inc.*	68	2,322
Sturm Ruger & Company, Inc.	190	2,278
Smith & Wesson Holding Corp.*	600	2,268
Hovnanian Enterprises, Inc. — Class A*	521	2,266
Leapfrog Enterprises, Inc.*	344	2,253
Amerigon, Inc.*	220	2,224
Sinclair Broadcast Group, Inc. — Class A*	430	2,184
Rentrak Corp.*	100	2,155
Systemax, Inc.	98	2,131
Bebe Stores, Inc.	238	2,118
Dorman Products, Inc.*	110	2,089
Shoe Carnival, Inc.*	91	2,080
Ambassadors Group, Inc.	186	2,055
Perry Ellis International, Inc.*	90	2,039
Speedway Motorsports, Inc.	130	2,029
Vitamin Shoppe, Inc.*	90	2,021
Tuesday Morning Corp.*	303	1,997
Wonder Auto Technology, Inc.*	183	1,936
Blyth, Inc.	60	1,875
Spartan Motors, Inc.	330	1,848
Movado Group, Inc.*	160	1,805
Standard Motor Products, Inc.	180	1,786
Journal Communications, Inc. — Class A*	410	1,722
Hooker Furniture Corp.	106	1,704
Weyco Group, Inc.	70	1,646
Ruth’s Hospitality Group, Inc.*	310	1,643
Unifi, Inc.*	446	1,623
Sealy Corp.*	455	1,593
CSS Industries, Inc.	78	1,568
LIN TV Corp. — Class A*	270	1,553
LodgeNet Interactive Corp.*	221	1,540
Midas, Inc.*	136	1,534
Cherokee, Inc.	85	1,530
Carmike Cinemas, Inc.*	110	1,526
O’Charleys, Inc.*	170	1,520
West Marine, Inc.*	140	1,519
McCormick & Schmick’s Seafood Restaurants, Inc.*	150	1,511
Martha Stewart Omnimedia, Inc.*	270	1,507
Stoneridge, Inc.*	150	1,484
Morgans Hotel Group Co.*	220	1,410
Skyline Corp.	74	1,376
Mac-Gray Corp.	120	1,355
Lithia Motors, Inc. — Class A*	210	1,344
Gaiam, Inc.	160	1,328
Vitacost.com, Inc.*	110	1,326
Steinway Musical Instruments, Inc.*	70	1,318

		MARKET
	SHARES	VALUE

Audiovox Corp. — Class A*	166	$1,291
Fuqi International, Inc.*	118	1,286
Build-A-Bear Workshop, Inc.*	174	1,239
Destination Maternity Corp.*	48	1,232
New York & Company, Inc.*	255	1,221
Isle of Capri Casinos, Inc.*	156	1,214
Sport Supply Group, Inc.	90	1,210
Universal Travel Group*	120	1,189
Landry’s Restaurants, Inc.*	66	1,183
Hawk Corp.*	60	1,170
Learning Tree International, Inc.*	80	1,126
Multimedia Games, Inc.*	268	1,045
Global Sources Ltd.*	160	1,042
Kenneth Cole Productions, Inc. — Class A*	80	1,025
Stanley Furniture Co.*	99	1,006
American Apparel, Inc.*	330	1,000
Outdoor Channel Holdings, Inc.*	148	975
Red Lion Hotels Corp.*	130	939
China Automotive Systems, Inc.*	40	924
Youbet.com, Inc.*	300	882
Great Wolf Resorts, Inc.*	276	878
Brookfield Homes Corp.*	99	865
Fisher Communications, Inc.*	60	846
Benihana, Inc.*	130	845
Borders Group, Inc.*	490	843
Playboy Enterprises, Inc. — Class B*	220	805
Luby’s, Inc.*	200	788
Conn’s, Inc.*	100	783
Town Sports International Holdings, Inc.*	200	782
Monarch Casino & Resort, Inc.*	90	769
US Auto Parts Network, Inc.*	100	752
Carrols Restaurant Group, Inc.*	110	748
Reading International, Inc. — Class A*	170	726
Syms Corp.*	70	697
CPI Corp.	50	693
Einstein Noah Restaurant Group, Inc.*	55	668
Zale Corp.*	240	658
Raser Technologies, Inc.*	665	650
1-800-FLOWERS.com, Inc.*	258	648
Marine Products Corp.*	98	590
Primedia, Inc.	170	585
Jackson Hewitt Tax Service, Inc.*	288	576
Dover Downs Gaming & Entertainment, Inc.	145	574
Frisch’s Restaurants, Inc.	25	553
Princeton Review, Inc.*	150	524
Books-A-Million, Inc.	70	507
Bluegreen Corp.*	142	464
Caribou Coffee Company, Inc.*	68	450
Lakes Entertainment, Inc.*	190	437

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	97

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

NIVS IntelliMedia Technology Group, Inc.*	80	$307
Nobel Learning Communities, Inc.*	37	290
Value Line, Inc.	10	231
Crown Media Holdings, Inc. — Class A*	115	221

Total Consumer Discretionary		1,536,026

HEALTH CARE 5.5%
Human Genome Sciences, Inc.*	1,840	55,568
Salix Pharmaceuticals Ltd.*	556	20,711
InterMune, Inc.*	450	20,056
Steris Corp.	590	19,859
Owens & Minor, Inc.	416	19,298
Thoratec Corp.*	566	18,933
Onyx Pharmaceuticals, Inc.*	622	18,834
Healthsouth Corp.*	945	17,671
AMERIGROUP Corp.*	531	17,650
Psychiatric Solutions, Inc.*	570	16,986
NuVasive, Inc.*	375	16,950
Regeneron Pharmaceuticals, Inc.*	636	16,848
Emergency Medical Services Corp.*	290	16,399
Immucor, Inc.*	715	16,009
Amedisys, Inc.*	285	15,738
Magellan Health Services, Inc.*	360	15,653
Catalyst Health Solutions, Inc.*	369	15,269
Varian, Inc.*	294	15,223
Quality Systems, Inc.	245	15,053
Medicis Pharmaceutical Corp. — Class A	595	14,970
Haemonetics Corp.*	256	14,630
Auxilium Pharmaceuticals, Inc.*	466	14,521
Nektar Therapeutics*	935	14,221
PSS World Medical, Inc.*	600	14,106
West Pharmaceutical Services, Inc.	335	14,053
American Medical Systems Holdings, Inc.*	740	13,749
Masimo Corp.	515	13,673
Parexel International Corp.*	580	13,520
HMS Holdings Corp.*	263	13,410
Dionex Corp.*	178	13,311
Acorda Therapeutics, Inc.*	385	13,167
Cubist Pharmaceuticals, Inc.*	580	13,073
WellCare Health Plans, Inc.*	430	12,805
Chemed Corp.	229	12,453
athenahealth, Inc.*	340	12,430
Alkermes, Inc.*	950	12,321
Incyte Corp.*	880	12,285
ev3, Inc.*	755	11,974
Volcano Corp.*	495	11,959
Centene Corp.*	490	11,780
Align Technology, Inc.*	590	11,411

		MARKET
	SHARES	VALUE

Eclipsys Corp.*	572	$11,371
Impax Laboratories, Inc.*	610	10,907
Viropharma, Inc.*	779	10,618
Isis Pharmaceuticals, Inc.*	943	10,298
Cepheid, Inc.*	576	10,068
Seattle Genetics, Inc.*	840	10,030
Savient Pharmaceuticals, Inc.*	673	9,725
Theravance, Inc.*	698	9,297
Par Pharmaceutical Companies, Inc.*	355	8,804
Healthspring, Inc.*	495	8,712
MedAssets, Inc.*	405	8,505
Meridian Bioscience, Inc.	415	8,454
Gentiva Health Services, Inc.*	295	8,343
Integra LifeSciences Holdings Corp.*	189	8,284
Invacare Corp.	290	7,697
inVentiv Health, Inc.*	339	7,614
PDL BioPharma, Inc.	1,199	7,446
Martek Biosciences Corp.*	326	7,338
AMAG Pharmaceuticals, Inc.*	206	7,191
Bruker Corp.*	490	7,178
Luminex Corp.*	420	7,069
Vivus, Inc.*	810	7,063
Kindred Healthcare, Inc.*	390	7,039
Conmed Corp.*	290	6,905
Wright Medical Group, Inc.*	383	6,806
RehabCare Group, Inc.*	249	6,790
Facet Biotech Corp.*	250	6,747
AmSurg Corp.*	310	6,693
Exelixis, Inc.*	1,070	6,495
Sirona Dental Systems, Inc.*	170	6,465
Alnylam Pharmaceuticals, Inc.*	365	6,212
Genoptix, Inc.*	175	6,211
Orthofix International NV*	170	6,185
Pharmasset, Inc.*	228	6,110
Conceptus, Inc.*	306	6,108
Enzon Pharmaceuticals, Inc.*	599	6,098
Odyssey HealthCare, Inc.*	335	6,067
Momenta Pharmaceuticals, Inc.*	400	5,988
Abaxis, Inc.*	220	5,982
Celera Corp.*	820	5,822
PharMerica Corp.*	315	5,739
IPC The Hospitalist Co.*	163	5,723
Phase Forward, Inc.*	435	5,685
Landauer, Inc.	86	5,609
Zoll Medical Corp.*	208	5,483
Halozyme Therapeutics, Inc.*	685	5,473
Analogic Corp.	128	5,469
Healthways, Inc.*	340	5,464
Bio-Reference Labs, Inc.*	124	5,452
Micromet, Inc.*	674	5,446
Allos Therapeutics, Inc.*	726	5,394
Cyberonics, Inc.*	280	5,365
Insulet Corp.*	351	5,297

98	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Affymetrix, Inc.*	710	$5,211
Geron Corp.*	900	5,112
LHC Group, Inc.*	150	5,029
Neogen Corp.*	200	5,020
DexCom, Inc.*	505	4,914
Greatbatch, Inc.*	230	4,874
Questcor Pharmaceuticals, Inc.*	585	4,815
ImmunoGen, Inc.*	575	4,652
Hanger Orthopedic Group, Inc.*	250	4,545
Natus Medical, Inc.*	285	4,534
Omnicell, Inc.*	316	4,433
SonoSite, Inc.*	136	4,367
MWI Veterinary Supply, Inc.*	108	4,363
Merit Medical Systems, Inc.*	280	4,270
Medicines Co.*	535	4,194
Universal American Financial Corp.*	270	4,163
Sun Healthcare Group, Inc.*	436	4,159
Affymax, Inc.*	176	4,124
Optimer Pharmaceuticals, Inc.*	335	4,114
Emeritus Corp.*	200	4,070
ICU Medical, Inc.*	116	3,996
Rigel Pharmaceuticals, Inc.*	500	3,985
Sequenom, Inc.*	623	3,931
Inspire Pharmaceuticals, Inc.*	625	3,900
Angiodynamics, Inc.*	249	3,889
MannKind Corp.*	585	3,838
Computer Programs & Systems, Inc.	98	3,830
Quidel Corp.*	260	3,780
Ariad Pharmaceuticals, Inc.*	1,102	3,747
Air Methods Corp.*	110	3,740
Symmetry Medical, Inc.*	365	3,665
Triple-S Management Corp. — Class B*	206	3,659
Assisted Living Concepts, Inc. — Class A*	100	3,284
Molina Healthcare, Inc.*	130	3,272
SurModics, Inc.*	156	3,267
ABIOMED, Inc.*	310	3,202
Micrus Endovascular Corp.*	160	3,155
Cross Country Healthcare, Inc.*	310	3,134
Cell Therapeutics, Inc.*	5,788	3,130
Vanda Pharmaceuticals, Inc.*	270	3,116
BioScrip, Inc.*	390	3,112
Medivation, Inc.*	295	3,095
Res-Care, Inc.*	250	2,997
eResearch Technology, Inc.*	426	2,944
Almost Family, Inc.*	78	2,940
HeartWare International, Inc.*	66	2,935
AMN Healthcare Services, Inc.*	330	2,904
Arena Pharmaceuticals, Inc.*	926	2,871
Select Medical Holdings Corp.*	340	2,870
Atrion Corp.	20	2,861
Orthovita, Inc.*	670	2,854

		MARKET
	SHARES	VALUE

National Healthcare Corp.	80	$2,830
Nabi Biopharmaceuticals*	516	2,823
Santarus, Inc.*	520	2,798
Metabolix, Inc.*	226	2,753
XenoPort, Inc.*	297	2,750
OraSure Technologies, Inc.*	460	2,728
Zymogenetics, Inc.*	470	2,693
Emergent Biosolutions, Inc.*	160	2,690
Delcath Systems, Inc.*	328	2,657
Corvel Corp.*	74	2,645
Durect Corp.*	875	2,634
NxStage Medical, Inc.*	230	2,633
Team Health Holdings, Inc.*	155	2,604
Ironwood Pharmaceuticals, Inc.*	191	2,582
Cantel Medical Corp.	130	2,580
Kendle International, Inc.*	146	2,552
Clinical Data, Inc.*	130	2,522
Ardea Biosciences, Inc.*	137	2,502
Pozen, Inc.*	260	2,491
Accuray, Inc.*	405	2,466
Sangamo Biosciences, Inc.*	455	2,466
Dyax Corp.*	721	2,459
NPS Pharmaceuticals, Inc.*	480	2,419
Arqule, Inc.*	420	2,419
Genomic Health, Inc.*	137	2,410
RTI Biologics, Inc.*	548	2,373
Sunrise Senior Living, Inc.*	458	2,345
Protalix BioTherapeutics, Inc.*	352	2,309
Somanetics Corp.*	120	2,297
MAKO Surgical Corp.*	170	2,292
Cadence Pharmaceuticals, Inc.*	250	2,282
AGA Medical Holdings, Inc.*	140	2,275
Curis, Inc.*	740	2,272
Vital Images, Inc.*	140	2,264
Pain Therapeutics, Inc.*	353	2,213
Spectranetics Corp.*	320	2,211
Immunomedics, Inc.*	660	2,191
US Physical Therapy, Inc.*	125	2,175
Alphatec Holdings, Inc.*	335	2,134
AMICAS, Inc.*	350	2,107
Obagi Medical Products, Inc.*	170	2,071
SIGA Technologies, Inc.*	310	2,055
Spectrum Pharmaceuticals, Inc.*	445	2,051
Enzo Biochem, Inc.*	335	2,017
Albany Molecular Research, Inc.*	240	2,004
Ligand Pharmaceuticals, Inc. — Class B*	1,140	1,995
Ensign Group, Inc.	115	1,993
Hi-Tech Pharmacal Company, Inc.*	90	1,993
Endologix, Inc.*	490	1,980
American Dental Partners, Inc.*	150	1,957
Palomar Medical Technologies, Inc.*	180	1,955
SuperGen, Inc.*	600	1,920

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	99

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Kensey Nash Corp.*	80	$1,887
Depomed, Inc.*	525	1,864
Synovis Life Technologies, Inc.*	120	1,864
Cypress Bioscience, Inc.*	380	1,862
CryoLife, Inc.*	285	1,844
BioMimetic Therapeutics, Inc.*	140	1,841
IRIS International, Inc.*	180	1,838
CardioNet, Inc.*	240	1,836
BMP Sunstone Corp.*	335	1,695
Medical Action Industries, Inc.*	137	1,681
Exactech, Inc.*	80	1,678
Medcath Corp.*	160	1,675
Providence Service Corp.*	110	1,671
Electro-Optical Sciences, Inc.*	225	1,670
Novavax, Inc.*	720	1,663
Accelrys, Inc.*	270	1,663
BioCryst Pharmaceuticals, Inc.*	250	1,643
Orexigen Therapeutics, Inc.*	270	1,590
TomoTherapy, Inc.*	460	1,569
Lexicon Genetics, Inc.*	1,055	1,561
Stereotaxis, Inc.*	310	1,553
Chindex International, Inc.*	130	1,535
Celldex Therapeutics, Inc.*	250	1,535
Health Grades, Inc.*	240	1,526
AVANIR Pharmaceuticals, Inc. — Class A*	650	1,508
Alliance Imaging, Inc.*	265	1,489
Insmed, Inc.*	1,260	1,487
Vical, Inc.*	430	1,445
Vascular Solutions, Inc.*	160	1,438
MAP Pharmaceuticals, Inc.*	90	1,430
Progenics Pharmaceuticals, Inc.*	266	1,418
LCA-Vision, Inc.*	170	1,414
Array Biopharma, Inc.*	515	1,411
Cytokinetics, Inc.*	436	1,395
StemCells, Inc.*	1,190	1,380
Idera Pharmaceuticals, Inc.*	218	1,354
Young Innovations, Inc.	48	1,352
Cutera, Inc.*	130	1,348
Cytori Therapeutics, Inc.*	295	1,345
Ista Pharmaceuticals, Inc.*	330	1,343
Maxygen, Inc.*	204	1,340
Transcend Services, Inc.*	80	1,300
Osiris Therapeutics, Inc.*	174	1,288
America Service Group, Inc.	80	1,287
Rochester Medical Corp.*	100	1,282
SciClone Pharmaceuticals, Inc.*	360	1,271
Skilled Healthcare Group, Inc. — Class A*	205	1,265
ATS Medical, Inc.*	480	1,248
Repligen Corp.*	306	1,242
Allied Healthcare International, Inc.*	450	1,224
Metropolitan Health Networks, Inc.*	370	1,195

		MARKET
	SHARES	VALUE

Cambrex Corp.*	294	$1,191
Capital Senior Living Corp.*	226	1,189
AVI BioPharma, Inc.*	970	1,154
Cynosure, Inc.*	100	1,124
Biospecifics Technologies Corp.*	40	1,110
Myriad Pharmaceuticals, Inc.*	245	1,107
Infinity Pharmaceuticals, Inc.*	180	1,098
Continucare Corp.*	290	1,073
Medidata Solutions, Inc.*	70	1,064
Bovie Medical Corp.*	170	1,063
Neurocrine Biosciences, Inc.*	390	995
Rockwell Medical Technologies, Inc.*	170	983
Harvard Bioscience, Inc.*	250	968
Chelsea Therapeutics International, Inc.*	264	937
NeurogesX, Inc.*	99	931
RadNet, Inc.*	290	922
Hemispherx Biopharma, Inc.*	1,240	918
Idenix Pharmaceuticals, Inc.*	315	888
Opko Health, Inc.*	440	871
Akorn, Inc.*	566	866
OncoGenex Pharmaceutical, Inc.*	42	862
Adolor Corp.*	473	851
Utah Medical Products, Inc.	30	844
Cumberland Pharmaceuticals, Inc.*	80	842
Clarient, Inc.*	300	786
Discovery Laboratories, Inc.*	1,501	781
Merge Healthcare, Inc.*	350	725
MedQuist, Inc.	90	703
Synta Pharmaceuticals Corp.*	160	690
Javelin Pharmaceuticals, Inc.*	530	684
NovaMed, Inc.*	200	680
KV Pharmaceutical Co.*	384	676
Virtual Radiologic Corp.*	60	660
GTx, Inc.*	195	651
Biodel, Inc.*	150	641
National Research Corp.	25	633
Nanosphere, Inc.*	129	618
Nighthawk Radiology Holdings, Inc.*	188	598
Caraco Pharmaceutical Laboratories Ltd.*	99	593
Hansen Medical, Inc.*	256	586
Cardiovascular Systems, Inc.*	100	531
Matrixx Initiatives, Inc.*	100	507
Omeros Corp.*	70	493
Amicus Therapeutics, Inc.*	148	472
OXiGENE, Inc.*	375	461
Cornerstone Therapeutics, Inc.*	68	432
Acura Pharmaceuticals, Inc.*	80	431
TranS1, Inc.*	132	429
Lannet Company, Inc.*	100	425

100	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

BioDelivery Sciences International, Inc.*	102	$391
Sucampo Pharmaceuticals, Inc. — Class A*	106	378
Cardiac Science Corp.*	196	367
Poniard Pharmaceuticals, Inc.*	280	322
Molecular Insight Pharmaceuticals, Inc.*	170	223
Cardium Therapeutics, Inc.*	460	203
American Caresource Holdings, Inc.*	110	195
ARYx Therapeutics, Inc.*	210	183
EnteroMedics, Inc.*	230	117
MiddleBrook Pharmaceuticals, Inc.*	375	113
Repros Therapeutics, Inc.*	160	108

Total Health Care		1,473,147

ENERGY 1.9% Atlas Energy, Inc.*	680	21,162
Dril-Quip, Inc.*	290	17,644
Brigham Exploration Co.*	1,000	15,950
World Fuel Services Corp.	586	15,611
Patriot Coal Corp.*	740	15,140
Berry Petroleum Co. — Class A	515	14,502
Nordic American Tanker Shipping Ltd.	468	14,166
Bristow Group, Inc.*	356	13,432
Arena Resources, Inc.*	385	12,859
Rosetta Resources, Inc.*	535	12,599
Lufkin Industries, Inc.	155	12,268
Bill Barrett Corp.*	395	12,131
Gran Tierra Energy, Inc.*	2,050	12,095
Key Energy Services, Inc.*	1,250	11,938
CARBO Ceramics, Inc.	190	11,845
Swift Energy Co.*	385	11,835
Penn Virginia Corp.	465	11,393
McMoRan Exploration Co.*	771	11,280
Tetra Technologies, Inc.*	760	9,287
Clean Energy Fuels Corp.*	363	8,269
Ship Finance International Ltd.	455	8,081
ATP Oil & Gas Corp.*	400	7,524
Stone Energy Corp.*	420	7,455
Complete Production Services, Inc.*	590	6,815
BPZ Resources, Inc.*	926	6,806
USEC, Inc.*	1,135	6,549
Global Industries Ltd.*	1,010	6,484
Carrizo Oil & Gas, Inc.*	276	6,334
Gulfmark Offshore, Inc. — Class A*	235	6,239
Contango Oil & Gas Co.*	120	6,138
Parker Drilling Co.*	1,170	5,768
Northern Oil And Gas, Inc.*	360	5,706
ION Geophysical Corp.*	1,070	5,264
Cloud Peak Energy, Inc.*	310	5,158

		MARKET
	SHARES	VALUE

Hercules Offshore, Inc.*	1,160	$5,000
International Coal Group, Inc.*	1,060	4,844
Willbros Group, Inc.*	403	4,840
Newpark Resources, Inc.*	890	4,673
James River Coal Co.*	276	4,388
Hornbeck Offshore Services, Inc.*	235	4,364
Petroleum Development Corp.*	186	4,310
Goodrich Petroleum Corp.*	255	3,988
Golar LNG Ltd.*	330	3,861
Crosstex Energy, Inc.*	415	3,606
General Maritime Corp.	491	3,530
Rex Energy Corp.*	298	3,394
Pioneer Drilling Co.*	470	3,309
Cal Dive International, Inc.*	451	3,306
T-3 Energy Services, Inc. — Class A*	130	3,193
RPC, Inc.	280	3,116
Gulfport Energy Corp.*	264	2,967
Vaalco Energy, Inc.	592	2,925
Knightsbridge Tankers Ltd.	170	2,880
W&T Offshore, Inc.	340	2,856
Matrix Service Co.*	263	2,830
PHI, Inc.*	130	2,753
Gulf Island Fabrication, Inc.	121	2,632
Petroquest Energy, Inc.*	518	2,606
GMX Resources, Inc.*	308	2,532
Delta Petroleum Corp.*	1,790	2,524
Apco Oil and Gas International, Inc.	93	2,517
Harvest Natural Resources, Inc.*	326	2,455
Superior Well Services, Inc.*	180	2,408
Venoco, Inc.*	180	2,309
Western Refining, Inc.*	410	2,255
Dawson Geophysical Co.*	76	2,222
Allis-Chalmers Energy, Inc.*	595	2,106
Clayton Williams Energy, Inc.*	60	2,099
Toreador Resources Corp.*	255	2,086
CVR Energy, Inc.*	235	2,056
DHT Maritime, Inc.	505	1,980
Boots & Coots, Inc.*	790	1,920
OYO Geospace Corp.*	40	1,912
Natural Gas Services Group, Inc.*	120	1,904
Uranium Energy Corp.*	570	1,835
Warren Resources, Inc.*	715	1,802
Basic Energy Services, Inc.*	230	1,773
Cheniere Energy, Inc.*	566	1,749
Oilsands Quest, Inc.*	2,246	1,660
Panhandle Oil and Gas, Inc. — Class A	70	1,654
FX Energy, Inc.*	435	1,492
Endeavour International Corp.*	1,150	1,461
GeoResources, Inc.*	94	1,435
Teekay Tankers Ltd.	110	1,383

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	101

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Syntroleum Corp.*	640	$1,357
Westmoreland Coal Co.*	105	1,325
Green Plains Renewable Energy, Inc.*	90	1,284
Vantage Drilling Co.*	780	1,154
Approach Resources, Inc.*	125	1,135
Bronco Drilling Company, Inc.*	240	1,128
Rex Stores Corp.*	68	1,102
Bolt Technology Corp.*	90	1,018
Uranerz Energy Corp.*	530	986
Delek US Holdings, Inc.	128	932
Zion Oil & Gas, Inc.*	150	929
CREDO Petroleum Corp.*	70	692
Isramco, Inc.*	10	656
Union Drilling, Inc.*	100	616
Geokinetics, Inc.*	83	598
Alon USA Energy, Inc.	80	580
ENGlobal Corp.*	190	526
TGC Industries, Inc.*	130	525
Cubic Energy, Inc.*	270	286
PrimeEnergy Corp.*	10	269
Evergreen Energy, Inc.*	1,310	236
Sulphco, Inc.*	769	223

Total Energy		510,984

MATERIALS 1.8% Domtar Corp.*	420	27,052
W.R. Grace & Co.*	730	20,265
Solutia, Inc.*	1,205	19,413
Rock-Tenn Co. — Class A	395	18,000
Silgan Holdings, Inc.	270	16,262
Olin Corp.	790	15,500
Sensient Technologies Corp.	490	14,239
Rockwood Holdings, Inc.*	500	13,310
Hecla Mining Co.*	2,377	13,002
Coeur d’Alene Mines Corp.*	825	12,358
H.B. Fuller Co.	495	11,489
Louisiana-Pacific Corp.*	1,261	11,412
OM Group, Inc.*	315	10,672
Worthington Industries, Inc.	610	10,547
NewMarket Corp.	100	10,299
Minerals Technologies, Inc.	190	9,850
PolyOne Corp.*	935	9,574
Calgon Carbon Corp.*	551	9,433
RTI International Metals, Inc.*	305	9,251
Allied Nevada Gold Corp.*	556	9,213
Schweitzer-Mauduit International, Inc.	180	8,561
Arch Chemicals, Inc.	248	8,529
Texas Industries, Inc.	245	8,372
Century Aluminum Co.*	570	7,843
Ferro Corp.*	868	7,630
Balchem Corp.	278	6,853
Glatfelter	465	6,738
Amcol International Corp.	240	6,528
Kaiser Aluminum Corp.	160	6,171

		MARKET
	SHARES	VALUE

Koppers Holdings, Inc.	210	$5,947
A. Schulman, Inc.	240	5,873
Clearwater Paper Corp.*	110	5,417
Stillwater Mining Co.*	415	5,387
Westlake Chemical Corp.	203	5,235
Horsehead Holding Corp.*	440	5,210
Buckeye Technologies, Inc.*	390	5,101
Deltic Timber Corp.	110	4,846
Innophos Holdings, Inc.	170	4,743
Zep, Inc.	216	4,726
Brush Engineered Materials, Inc.*	196	4,424
Haynes International, Inc.	123	4,370
Stepan Co.	75	4,192
Graphic Packaging Holding Co.*	1,130	4,079
KapStone Paper and Packaging Corp.*	332	3,941
Wausau Paper Corp.*	445	3,800
Spartech Corp.*	310	3,627
Omnova Solutions, Inc.*	440	3,454
Myers Industries, Inc.	320	3,354
Quaker Chemical Corp.	107	2,901
STR Holdings, Inc.*	120	2,820
Olympic Steel, Inc.	86	2,808
Headwaters, Inc.*	610	2,800
Innospec, Inc.*	245	2,783
Zoltek Companies, Inc.*	280	2,699
LSB Industries, Inc.*	170	2,591
Neenah Paper, Inc.	148	2,344
ICO, Inc.	276	2,230
A.M. Castle & Co.*	170	2,225
Hawkins, Inc.	90	2,178
US Gold Corp.*	800	2,160
General Moly, Inc.*	645	2,141
Graham Packaging Company, Inc.*	170	2,134
ShengdaTech, Inc.*	280	2,097
Kraton Performance Polymers, Inc.*	112	2,000
Boise, Inc.*	290	1,778
Landec Corp.*	265	1,757
Universal Stainless & Alloy Products, Inc.*	70	1,679
American Vanguard Corp.	200	1,630
Bway Holding Co.*	78	1,568
China Green Agriculture, Inc.*	106	1,484
AEP Industries, Inc.*	48	1,249
Paramount Gold and Silver Corp.*	780	1,084
General Steel Holdings, Inc.*	212	871
United States Lime & Minerals, Inc.*	20	773
China Precision Steel, Inc.*	308	647
Ampal American Israel Corp. — Class A*	210	584

102	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

NL Industries, Inc.	66	$566
Sutor Technology Group Ltd.*	85	247
U.S. Concrete, Inc.*	330	125

Total Materials		481,045

CONSUMER STAPLES 1.2%
Casey’s General Stores, Inc.	508	15,951
TreeHouse Foods, Inc.*	356	15,618
Nu Skin Enterprises, Inc.	505	14,695
Ruddick Corp.	435	13,763
Universal Corp.	255	13,436
United Natural Foods, Inc.*	435	12,237
Lancaster Colony Corp.	190	11,202
Sanderson Farms, Inc.	201	10,776
Diamond Foods, Inc.	223	9,375
Fresh Del Monte Produce, Inc.*	410	8,302
American Italian Pasta Co.*	210	8,163
Darling International, Inc.*	830	7,437
Hain Celestial Group, Inc.*	415	7,200
Chiquita Brands International, Inc.*	453	7,126
Tootsie Roll Industries, Inc.	255	6,898
Winn-Dixie Stores, Inc.*	550	6,869
Lance, Inc.	276	6,384
J&J Snack Foods Corp.	144	6,260
Vector Group Ltd.	388	5,987
Andersons, Inc.	177	5,926
WD-40 Co.	170	5,581
Central Garden and Pet Co. — Class A*	590	5,404
Heckmann Corp.*	890	5,162
B&G Foods, Inc.	470	4,926
Cal-Maine Foods, Inc.	140	4,745
Alliance One International, Inc.*	905	4,606
Boston Beer Company, Inc. — Class A*	88	4,599
Nash Finch Co.	128	4,307
Dole Food Company, Inc.*	360	4,266
Elizabeth Arden, Inc.*	236	4,248
Smart Balance, Inc.*	635	4,115
Weis Markets, Inc.	113	4,109
Synutra International, Inc.*	176	3,979
Pricesmart, Inc.	163	3,790
Medifast, Inc.*	130	3,267
Spartan Stores, Inc.	225	3,244
Prestige Brands Holdings, Inc. — Class A*	341	3,069
Zhongpin, Inc.*	240	3,048
Revlon, Inc.*	200	2,966
Pantry, Inc.*	230	2,873
Great Atlantic & Pacific Tea Company, Inc*	340	2,608
Seneca Foods Corp. — Class A*	88	2,563
American Oriental Bioengineering, Inc.*	620	2,530

		MARKET
	SHARES	VALUE

Coca-Cola Bottling Company Consolidated	37	$2,170
Star Scientific, Inc.*	815	2,078
Inter Parfums, Inc.	137	2,030
Ingles Markets, Inc. — Class A	128	1,924
Imperial Sugar Company, Inc.	124	1,923
Calavo Growers, Inc.	105	1,915
USANA Health Sciences, Inc.*	60	1,885
American Dairy, Inc.*	96	1,838
China-Biotics, Inc.*	96	1,719
China Sky One Medical, Inc.*	109	1,712
Village Super Market, Inc.	60	1,682
Nutraceutical International Corp.*	110	1,643
Farmer Brothers Co.	70	1,312
AgFeed Industries, Inc.*	284	1,247
National Beverage Corp.	106	1,179
Female Health Co.	160	1,147
Omega Protein Corp.*	190	1,093
Arden Group, Inc.	10	1,063
Diedrich Coffee, Inc.*	30	1,044
Alico, Inc.	40	1,010
Oil-Dri Corporation of America	50	966
Orchids Paper Products Co.*	58	954
Overhill Farms, Inc.*	158	921
Schiff Nutrition International, Inc.	108	883
Griffin Land & Nurseries, Inc.	30	872
Susser Holdings Corp.*	80	676
HQ Sustainable Maritime Industries, Inc.*	106	636
Harbinger Group, Inc.*	90	609
Lifeway Foods, Inc.*	48	570
Mannatech, Inc.	157	524

Total Consumer Staples		322,835

UTILITIES 1.2%
Piedmont Natural Gas Co.	745	20,547
Nicor, Inc.	456	19,116
WGL Holdings, Inc.	510	17,671
IDACORP, Inc.	485	16,791
Cleco Corp.	610	16,195
New Jersey Resources Corp.	418	15,700
Portland General Electric Co.	762	14,714
Southwest Gas Corp.	448	13,404
South Jersey Industries, Inc.	303	12,723
Northwest Natural Gas Co.	270	12,582
Black Hills Corp.	390	11,836
Unisource Energy Corp.	365	11,476
Avista Corp.	546	11,308
PNM Resources, Inc.	875	10,964
Allete, Inc.	298	9,977
NorthWestern Corp.	365	9,786
El Paso Electric Co.*	455	9,373
MGE Energy, Inc.	235	8,310
UIL Holding Corp.	298	8,195

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	103

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Laclede Group, Inc.	225	$7,587
California Water Service Group	200	7,522
Empire District Electric Co.	391	7,046
American States Water Co.	188	6,524
CH Energy Group, Inc.	158	6,453
SJW Corp.	130	3,305
Southwest Water Co.	250	2,610
Chesapeake Utilities Corp.	87	2,593
Unitil Corp.	110	2,557
Central Vermont Public Service Corp.	124	2,501
Middlesex Water Co.	145	2,472
Connecticut Water Service, Inc.	87	2,024
Consolidated Water Company, Inc.	146	1,983
York Water Co.	130	1,787
Cadiz, Inc.*	130	1,660
Pennichuck Corp.	50	1,176
Artesian Resources Corp. — Class A	58	1,024
US Geothermal, Inc.*	706	642

Total Utilities		312,134

TELECOMMUNICATION SERVICES 0.3%
Syniverse Holdings, Inc.*	690	13,434
Cincinnati Bell, Inc.*	2,050	6,990
AboveNet, Inc.*	126	6,392
PAETEC Holding Corp.*	1,240	5,803
Iowa Telecommunications Services, Inc.	335	5,595
NTELOS Holdings Corp.	300	5,337
Neutral Tandem, Inc.*	329	5,257
Premiere Global Services, Inc.*	613	5,063
Cogent Communications Group, Inc.*	450	4,685
Shenandoah Telecommunications Co.	244	4,587
Consolidated Communications Holdings, Inc.	235	4,456
Global Crossing Ltd.*	294	4,454
Atlantic Tele-Network, Inc.	90	4,044
Alaska Communications Systems Group, Inc.	448	3,638
Cbeyond, Inc.*	228	3,119
USA Mobility, Inc.*	230	2,914
General Communication, Inc. — Class A*	420	2,423
SureWest Communications*	140	1,203
HickoryTech Corp.	130	1,148
inContact, Inc.*	270	770

Total Telecommunication Services		91,312

Total Common Stocks (Cost $6,209,654)		10,289,911

		MARKET
	SHARES	VALUE

WARRANTS 0.0%(b)
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	250	$3

Total Consumer Discretionary		3

Total Warrants (Cost $—)		3

	FACE
	AMOUNT
REPURCHASE AGREEMENTS 61.6%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$4,579,765	4,579,765
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	4,220,187	4,220,187
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	3,653,354	3,653,354
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	3,612,209	3,612,209
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	387,022	387,022

Total Repurchase Agreements
(Cost $16,452,537)		16,452,537

Total Investments 100.2% (Cost $22,662,191)		$26,742,451

Liabilities in Excess of Other Assets – (0.2)%		$(55,357)

Net Assets – 100.0%		$26,687,094

		Unrealized
	CONTRACTS	(Loss)

FUTURES CONTRACTS PURCHASED(a)
June 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $811,080)	12	$(2,833)

104	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     RUSSELL 2000® 1.5x STRATEGY FUND

		UNREALIZED
	UNITS	GAIN

EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 Russell 2000 Index Swap, Terminating 04/01/10††† (Notional Market Value $21,793,394)	32,113	$1,128,936
Goldman Sachs International April 2010 Russell 2000 Index Swap, Terminating 04/27/10††† (Notional Market Value $7,189,159)	10,593	736

(Total Notional Market Value $28,982,553)		$1,129,672

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	105

SCHEDULE OF INVESTMENTS
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 22.9%(a)

FINANCIALS 4.8%
Assured Guaranty Ltd.	1,000	$21,969
E*Trade Financial Corp.*	12,770	21,070
Highwoods Properties, Inc.	585	18,562
Apollo Investment Corp.	1,329	16,918
MFA Mortgage Investments, Inc.	2,280	16,781
ProAssurance Corp.*	282	16,508
Platinum Underwriters Holdings Ltd.	440	16,315
Developers Diversified Realty Corp.	1,310	15,943
SVB Financial Group*	334	15,584
Prosperity Bancshares, Inc.	375	15,375
CBL & Associates Properties, Inc.	1,121	15,358
National Retail Properties, Inc.	666	15,205
Washington Real Estate Investment Trust	489	14,939
Westamerica Bancorporation	254	14,643
FirstMerit Corp.	674	14,538
Tanger Factory Outlet Centers, Inc.	333	14,372
Entertainment Properties Trust	341	14,025
BioMed Realty Trust, Inc.	834	13,794
Stifel Financial Corp.*	253	13,599
Omega Healthcare Investors, Inc.	691	13,468
Iberiabank Corp.	222	13,322
Ares Capital Corp.	889	13,193
East-West Bancorp, Inc.	755	13,152
Home Properties, Inc.	272	12,730
Trustmark Corp.	516	12,606
Mid-America Apartment Communities, Inc.	240	12,430
LaSalle Hotel Properties	533	12,419
Signature Bank*	328	12,152
American Campus Communities, Inc.	436	12,060
Potlatch Corp.	343	12,019
American Capital Ltd.*	2,340	11,887
Knight Capital Group, Inc. — Class A*	773	11,788
Zenith National Insurance Corp.	306	11,726
MGIC Investment Corp.*	1,044	11,453
Healthcare Realty Trust, Inc.	491	11,435
UMB Financial Corp.	278	11,287
NewAlliance Bancshares, Inc.	891	11,244
Kilroy Realty Corp.	360	11,102
Equity Lifestyle Properties, Inc.	203	10,938
PHH Corp.*	463	10,913
Radian Group, Inc.	693	10,839
Susquehanna Bancshares, Inc.	1,077	10,565
Montpelier Re Holdings Ltd.	626	10,523
Astoria Financial Corp.	721	10,454

		MARKET
	SHARES	VALUE

Conseco, Inc.*	1,637	$10,182
International Bancshares Corp.	439	10,093
Redwood Trust, Inc.	654	10,085
Cash America International, Inc.	250	9,870
Webster Financial Corp.	564	9,864
DiamondRock Hospitality Co.*	971	9,817
Delphi Financial Group, Inc. — Class A	383	9,636
Hancock Holding Co.	230	9,616
Umpqua Holding Corp.	724	9,600
Wintrust Financial Corp.	255	9,489
RLI Corp.	164	9,351
MB Financial Corp.	412	9,282
First Financial Bankshares, Inc.	180	9,279
Extra Space Storage, Inc.	720	9,130
Glacier Bancorp, Inc.	590	8,986
Sunstone Hotel Investors, Inc.*	798	8,914
Post Properties, Inc.	402	8,852
Max Capital Group Ltd.	384	8,828
DCT Industrial Trust, Inc.	1,676	8,765
National Health Investors, Inc.	224	8,682
Old National Bancorp	707	8,449
United Bankshares, Inc.	318	8,338
Tower Group, Inc.	370	8,203
Argo Group International Holdings Ltd.	250	8,147
Eastgroup Properties, Inc.	214	8,076
Hatteras Financial Corp.	308	7,937
PS Business Parks, Inc.	148	7,903
Ezcorp, Inc.*	381	7,849
Franklin Street Properties Corp.	542	7,821
KBW, Inc.*	288	7,747
FNB Corp.	949	7,696
Sovran Self Storage, Inc.	220	7,669
First Financial Bancorp	423	7,525
Allied Capital Corp.	1,504	7,475
Selective Insurance Group, Inc.	443	7,354
Starwood Property Trust, Inc.	380	7,334
Portfolio Recovery Associates, Inc.*	133	7,298
Pico Holdings, Inc.*	194	7,215
Alexander’s, Inc.*	24	7,179
National Penn Bancshares, Inc.	1,034	7,135
CVB Financial Corp.	710	7,050
Medical Properties Trust, Inc.	670	7,022
Colonial Properties Trust	537	6,917
Capstead Mortgage Corp.	564	6,745
NBT Bancorp, Inc.	290	6,626
Piper Jaffray Companies, Inc.*	163	6,569
MF Global Holdings Ltd.*	811	6,545
Prospect Capital Corp.	530	6,439
Employers Holdings, Inc.	430	6,385
Greenlight Capital Re Ltd. — Class A*	234	6,243
Community Bank System, Inc.	274	6,242

106	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Park National Corp.	100	$6,231
Anworth Mortgage Asset Corp.	916	6,174
Acadia Realty Trust	344	6,144
First Midwest Bancorp, Inc.	441	5,976
PrivateBancorp, Inc.	435	5,959
Provident Financial Services, Inc.	499	5,938
Cathay General Bancorp	502	5,848
Forestar Real Estate Group, Inc.*	304	5,740
optionsXpress Holdings, Inc.*	350	5,701
Texas Capital Bancshares, Inc.*	300	5,697
Artio Global Investors, Inc.	220	5,443
Investors Real Estate Trust	593	5,349
Inland Real Estate Corp.	584	5,344
Brookline Bancorp, Inc.	491	5,224
American Equity Investment Life Holding Co.	490	5,218
Ocwen Financial Corp.*	468	5,190
Infinity Property & Casualty Corp.	114	5,180
Lexington Realty Trust	787	5,123
Investors Bancorp, Inc.*	388	5,122
LTC Properties, Inc.	188	5,087
Equity One, Inc.	268	5,063
World Acceptance Corp.*	140	5,051
Cousins Properties, Inc.	606	5,032
PacWest Bancorp	220	5,020
Horace Mann Educators Corp.	327	4,925
Sterling Bancshares, Inc.	856	4,776
DuPont Fabros Technology, Inc.	221	4,771
First Commonwealth Financial Corp.	710	4,764
Dollar Financial Corp.*	198	4,764
City Holding Co.	136	4,663
National Financial Partners Corp.*	330	4,653
U-Store-It Trust	646	4,651
First Potomac Realty Trust	307	4,614
Columbia Banking Systems, Inc.	226	4,590
Independent Bank Corp.	180	4,439
Chemical Financial Corp.	184	4,346
MarketAxess Holdings, Inc.	271	4,263
First Cash Financial Services, Inc.*	195	4,206
Boston Private Financial Holdings, Inc.	569	4,194
Riskmetrics Group, Inc.*	185	4,183
S&T Bancorp, Inc.	200	4,180
Pinnacle Financial Partners, Inc.*	275	4,155
Safety Insurance Group, Inc.	110	4,144
SCBT Financial Corp.	107	3,963
Navigators Group, Inc.*	100	3,933
Hilltop Holdings, Inc.*	334	3,925
TrustCo Bank Corp.	630	3,887
Simmons First National Corp.	140	3,860

		MARKET
	SHARES	VALUE

Pennsylvania Real Estate Investment Trust	308	$3,841
iStar Financial, Inc.*	831	3,814
Home Bancshares, Inc.	144	3,807
Bank of the Ozarks, Inc.	108	3,801
Northwest Bancshares, Inc.	322	3,780
Citizens Banking Corp.*	3,200	3,776
Meadowbrook Insurance Group, Inc.	477	3,768
Harleysville Group, Inc.	110	3,714
Flagstone Reinsurance Holdings	323	3,702
National Western Life Insurance Co. — Class A	20	3,687
Oriental Financial Group	270	3,645
Evercore Partners, Inc. — Class A	120	3,600
Cohen & Steers, Inc.	143	3,569
Universal Health Realty Income Trust	100	3,534
Enstar Group*	51	3,527
eHealth, Inc.*	220	3,465
Community Trust Bancorp, Inc.	127	3,440
American Capital Agency Corp.	133	3,405
First Industrial Realty Trust, Inc.*	434	3,368
Parkway Properties, Inc.	177	3,324
The PMI Group, Inc.*	611	3,312
Ashford Hospitality Trust, Inc.*	460	3,298
Sun Communities, Inc.	130	3,276
Getty Realty Corp.	140	3,276
United Fire & Casualty Co.	180	3,238
Banco Latinoamericano de Comercio Exterior SA	225	3,231
Flushing Financial Corp.	253	3,203
FelCor Lodging Trust, Inc.*	551	3,141
Maiden Holdings Ltd.	424	3,133
GFI Group, Inc.	541	3,127
Fifth Street Finance Corp.	269	3,123
Compass Diversified Trust	204	3,113
Hercules Technology Growth Capital, Inc.	292	3,092
WesBanco, Inc.	190	3,089
Tompkins Financial Corp.	84	3,064
Nelnet, Inc. — Class A	164	3,044
Walter Investment Management Corp.	190	3,040
United Community Banks, Inc.*	672	2,964
Sandy Spring Bancorp, Inc.	195	2,925
American Physicians Capital, Inc.	90	2,876
United America Indemnity Ltd. — Class A*	300	2,871
MCG Capital Corp.*	544	2,834
First Financial Corp.	97	2,809
FBL Financial Group, Inc. — Class A	114	2,791

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	107

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Dime Community Bancshares	220	$2,779
Tejon Ranch Co.*	90	2,747
Renasant Corp.	169	2,734
GAMCO Investors, Inc. — Class A	60	2,730
Capital Southwest Corp.	30	2,726
CNA Surety Corp.*	152	2,704
Provident New York Bancorp	284	2,692
Urstadt Biddle Properties	170	2,688
Education Realty Trust, Inc.	465	2,674
Amerisafe, Inc.*	163	2,668
Amtrust Financial Services, Inc.	191	2,664
Cardinal Financial Corp.	249	2,659
SWS Group, Inc.	230	2,652
Danvers Bancorp, Inc.	190	2,628
Strategic Hotels & Resorts, Inc.*	615	2,614
Southside Bancshares, Inc.	121	2,610
Beneficial Mutual Bancorp, Inc.*	274	2,598
Cedar Shopping Centers, Inc.	328	2,594
StellarOne Corp.	194	2,594
Bank Mutual Corp.	394	2,561
Glimcher Realty Trust	504	2,555
Lakeland Financial Corp.	134	2,553
Bancfirst Corp.	60	2,515
Univest Corporation of Pennsylvania	134	2,504
Saul Centers, Inc.	60	2,484
MVC Capital, Inc.	183	2,483
Suffolk Bancorp	80	2,457
Calamos Asset Management, Inc. — Class A	171	2,452
FPIC Insurance Group, Inc.*	90	2,440
Washington Trust Bancorp, Inc.	130	2,423
Duff & Phelps Corp. — Class A	144	2,411
Ramco-Gershenson Properties Trust	214	2,410
Colony Financial, Inc.	120	2,400
Harleysville National Corp.	357	2,392
Westfield Financial, Inc.	260	2,389
Northfield Bancorp, Inc.	164	2,375
SY Bancorp, Inc.	104	2,366
Nara Bancorp, Inc.*	268	2,348
Government Properties Income Trust	90	2,341
TowneBank	167	2,331
CapLease, Inc.	420	2,331
BGC Partners, Inc. — Class A	381	2,328
Phoenix Companies, Inc.*	957	2,316
TriCo Bancshares	116	2,308
1st Source Corp.	131	2,299
Union First Market Bankshares Corp.	152	2,295
NorthStar Realty Finance Corp.	537	2,261
Advance America Cash Advance Centers, Inc.	387	2,252

		MARKET
	SHARES	VALUE

Safeguard Scientifics, Inc.*	173	$2,249
Camden National Corp.	70	2,248
PennantPark Investment Corp.	215	2,227
WSFS Financial Corp.	57	2,223
Sterling Bancorp	220	2,211
Western Alliance Bancorp*	388	2,208
State Auto Financial Corp.	118	2,118
Great Southern Bancorp, Inc.	94	2,109
Hersha Hospitality Trust	400	2,072
Arrow Financial Corp.	77	2,071
Credit Acceptance Corp.*	50	2,062
Home Federal Bancorp, Inc.	141	2,046
Gladstone Capital Corp.	173	2,041
Oppenheimer Holdings, Inc. — Class A	80	2,041
Berkshire Hills Bancorp, Inc.	110	2,016
United Financial Bancorp, Inc.	144	2,013
Pennymac Mortgage Investment Trust*	120	1,993
SeaBright Insurance Holdings, Inc.	180	1,982
Westwood Holdings Group, Inc.	53	1,950
First Financial Holdings, Inc.	129	1,943
TradeStation Group, Inc.*	277	1,942
Baldwind & Lyons, Inc. — Class B	80	1,927
Citizens, Inc.*	277	1,914
Territorial Bancorp, Inc.	100	1,903
Stewart Information Services Corp.	136	1,877
LaBranche & Company, Inc.*	355	1,867
Cogdell Spencer, Inc.	250	1,850
Centerstate Banks of Florida, Inc.	150	1,838
Kite Realty Group Trust	384	1,816
Encore Capital Group, Inc.*	110	1,810
Presidential Life Corp.	180	1,795
Heartland Financial USA, Inc.	110	1,757
Wilshire Bancorp, Inc.	159	1,754
Associated Estates Realty Corp.	127	1,751
National Bankshares, Inc.	64	1,744
Cypress Sharpridge Investments, Inc.	130	1,739
Diamond Hill Investment Group, Inc.	25	1,715
First Busey Corp.	388	1,715
PMA Capital Corp.*	278	1,707
BankFinancial Corp.	184	1,687
ESSA Bancorp, Inc.	134	1,680
First Bancorp	124	1,676
Broadpoint Gleacher Securities, Inc.*	418	1,672
German American Bancorp	110	1,664
First Bancorp Puerto Rico	676	1,629
ViewPoint Financial Group	100	1,621

108	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

International Assets Holding Corp.*	108	$1,617
Invesco Mortgage Capital, Inc.	70	1,610
Eagle Bancorp, Inc.*	134	1,588
Penson Worldwide Company, Inc.*	157	1,581
Consolidated-Tomoka Land Co.	50	1,576
Republic Bancorp, Inc.	83	1,564
NGP Capital Resources Co.	183	1,559
Life Partners Holdings, Inc.	70	1,552
NewStar Financial, Inc.*	242	1,544
TICC Capital Corp.	234	1,542
Lakeland Bancorp, Inc.	174	1,540
Kearny Financial Corp.	147	1,533
Pacific Continental Corp.	146	1,533
First Mercury Financial Corp.	117	1,525
Washington Banking Co.	120	1,511
Abington Bancorp, Inc.	190	1,501
American Physicians Service Group, Inc.	60	1,500
CoBiz Financial, Inc.	240	1,495
Monmouth Real Estate Investment Corp. — Class A	177	1,489
First Community Bancshares, Inc.	120	1,484
Peoples Bancorp, Inc.	90	1,483
CreXus Investment Corp.	110	1,471
Kayne Anderson Energy Development Co.	91	1,471
Apollo Commercial Real Estate Finance, Inc.	80	1,441
First Marblehead Corp.*	507	1,440
Bancorp, Inc.*	160	1,424
Capital City Bank Group, Inc.	98	1,397
Agree Realty Corp.	60	1,372
Oritani Financial Corp.	85	1,366
Financial Institutions, Inc.	93	1,360
Orrstown Financial Services, Inc.	53	1,345
Ambac Financial Group, Inc.*	2,400	1,336
Cardtronics, Inc.*	106	1,332
Bank of Marin Bancorp	40	1,323
Donegal Group, Inc. — Class A	90	1,306
Avatar Holdings, Inc.*	60	1,304
Triangle Capital Corp.	90	1,264
First Bancorp, Inc.	79	1,259
Citizens & Northern Corp.	100	1,255
Oceanfirst Financial Corp.	110	1,250
American Safety Insurance Holdings Ltd.*	74	1,228
Resource Capital Corp.	180	1,217
South Financial Group, Inc.	1,748	1,208
Epoch Holding Corp.	107	1,208
First of Long Island Corp.	50	1,205
Ames National Corp.	60	1,203
Kansas City Life Insurance Co.	38	1,200
Bridge Bancorp, Inc.	50	1,170

		MARKET
	SHARES	VALUE

First Merchants Corp.	168	$1,169
Tower Bancorp, Inc.	43	1,151
Bryn Mawr Bank Corp.	63	1,143
CNB Financial Corp.	74	1,143
Harris & Harris Group, Inc.*	247	1,139
Winthrop Realty Trust	94	1,132
Metro Bancorp, Inc.*	80	1,102
Bancorp Rhode Island, Inc.	40	1,094
Gladstone Investment Corp.	182	1,088
US Global Investors, Inc. — Class A	110	1,088
Gladstone Commercial Corp.	75	1,084
RAIT Financial Trust*	544	1,077
MainSource Financial Group, Inc.	160	1,077
Peapack Gladstone Financial Corp.	68	1,068
Virtus Investment Partners, Inc.*	51	1,063
Enterprise Financial Services Corp.	96	1,062
Heritage Financial Corp.*	70	1,056
JMP Group, Inc.	124	1,054
Ameris Bancorp	116	1,047
Medallion Financial Corp.	130	1,035
ESB Financial Corp.	80	1,031
Southwest Bancorp, Inc.	124	1,025
Northrim BanCorp, Inc.	60	1,025
First Financial Northwest, Inc.	150	1,025
Gramercy Capital Corp.*	367	1,024
American National Bankshares, Inc.	50	1,008
Penns Woods Bancorp, Inc.	30	1,007
First South Bancorp, Inc.	80	1,000
Shore Bancshares, Inc.	70	998
BlackRock Kelso Capital Corp.	100	996
Sanders Morris Harris Group, Inc.	160	990
Home Bancorp, Inc.*	70	980
State Bancorp, Inc.	124	976
Rockville Financial, Inc.	80	975
National Interstate Corp.	47	973
Mission West Properties	140	963
Main Street Capital Corp.	60	937
Merchants Bancshares, Inc.	43	934
Bar Harbor Bankshares	30	915
NYMAGIC, Inc.	43	913
EMC Insurance Group, Inc.	40	901
Mercer Insurance Group, Inc.	50	900
Alliance Financial Corp.	30	884
Roma Financial Corp.	70	878
West Bancorporation, Inc.	130	855
Sierra Bancorp	66	851
Kohlberg Capital Corp.	150	849
Rewards Network, Inc.	63	844
Meridian Interstate Bancorp, Inc.*	80	832

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	109

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Center Bancorp, Inc.	100	$831
China Housing & Land Development, Inc.*	218	828
Dynex Capital, Inc.	90	810
Asset Acceptance Capital Corp.*	128	808
Cape Bancorp, Inc.*	100	807
Chicopee Bancorp, Inc.*	60	762
First Defiance Financial Corp.	74	749
United Security Bancshares	50	749
CompuCredit Holdings Corp.	144	743
Clifton Savings Bancorp, Inc.	80	742
Citizens Holding Co.	30	740
Cowen Group, Inc.*	130	736
Crawford & Co. — Class B*	180	733
Hallmark Financial Services, Inc.*	80	720
Thomas Weisel Partners Group, Inc.*	183	717
Guaranty Bancorp*	444	706
Pacific Capital Bancorp*	385	697
FBR Capital Markets Corp.*	150	683
Legacy Bancorp, Inc.	70	664
Midsouth Bancorp, Inc.	40	660
Enterprise Bancorp, Inc.	54	659
UMH Properties, Inc.	80	654
Ohio Valley Banc Corp.	30	646
Primus Guaranty Ltd.*	150	630
Banner Corp.	162	622
Yadkin Valley Financial Corp.	144	619
Eastern Insurance Holdings, Inc.	60	608
NASB Financial, Inc.	26	601
Old Second Bancorp, Inc.	90	593
Century Bancorp, Inc.	30	576
Universal Insurance Holdings, Inc.	110	557
Tree.com, Inc.*	60	549
Resource America, Inc. — Class A	114	547
Fox Chase Bancorp, Inc.*	50	541
Norwood Financial Corp.	20	540
Independence Holding Co.	56	531
Auburn National Bancorporation, Inc.	24	496
Santander BanCorp*	40	491
Farmers Capital Bank Corp.	57	488
Smithtown Bancorp, Inc.	117	483
Peoples Financial Corp.	30	449
Pzena Investment Management, Inc. — Class A*	57	435
Sun Bancorp, Inc.*	110	433
Central Pacific Financial Corp.*	251	422
Porter Bancorp, Inc.	31	406
Bank of Kentucky Financial Corp.	20	399
Northeast Community Bancorp, Inc.	50	360

		MARKET
	SHARES	VALUE

Old Point Financial Corp.	24	$354
Wilber Corp.	53	347
Premierwest Bancorp*	770	347
Flagstar Bancorp, Inc.*	564	338
American Realty Investors, Inc.*	30	323
First Acceptance Corp.*	152	310
Heritage Financial Group	24	290
K-Fed Bancorp	30	268
California First National Bancorp	20	267
First Financial Service Corp.	30	263
Prudential Bancorp of Pennsylvania, Inc.	30	253
Sterling Savings Bank*	443	253
Hampton Roads Bankshares, Inc.	150	234
Republic First Bancorp, Inc.*	60	232
Waterstone Financial, Inc.*	60	217
Doral Financial Corp.*	49	211
Kentucky First Federal Bancorp	20	210
Cheviot Financial Corp.	20	184
QC Holdings, Inc.	30	155
Brooklyn Federal Bancorp, Inc.	16	134
First California Financial Group, Inc.*	50	132
Transcontinental Realty Investors, Inc.*	10	125

Total Financials		1,759,715

INFORMATION TECHNOLOGY 4.1%
3Com Corp.*	3,238	24,900
Solera Holdings, Inc.	594	22,958
Skyworks Solutions, Inc.*	1,399	21,824
Polycom, Inc.*	701	21,437
Atheros Communications, Inc.*	520	20,129
Informatica Corp.*	727	19,527
Parametric Technology Corp.*	960	17,328
Jack Henry & Associates, Inc.	706	16,986
TIBCO Software, Inc.*	1,469	15,850
TiVo, Inc.*	891	15,254
Concur Technologies, Inc.*	334	13,697
Veeco Instruments, Inc.*	314	13,659
Riverbed Technology, Inc.*	449	12,752
Plantronics, Inc.	406	12,700
Arris Group, Inc.*	1,043	12,526
ADTRAN, Inc.	461	12,147
CACI International, Inc. — Class A*	247	12,066
VeriFone Holdings, Inc.*	594	12,005
Plexus Corp.*	333	11,998
Anixter International, Inc.*	254	11,900
Unisys Corp.*	337	11,758
Microsemi Corp.*	671	11,635
Benchmark Electronics, Inc.*	547	11,345
Blackboard, Inc.*	265	11,040
RF Micro Devices, Inc.*	2,214	11,026
Gartner, Inc. — Class A*	492	10,942
MercadoLibre, Inc.*	222	10,703

110	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Fair Isaac Corp.	410	$10,389
Progress Software Corp.*	330	10,372
InterDigital, Inc.*	370	10,308
Rackspace Hosting, Inc.*	549	10,283
Tekelec*	558	10,133
Blue Coat Systems, Inc.*	325	10,088
Cybersource Corp.*	571	10,072
Acxiom Corp.*	555	9,957
Digital River, Inc.*	323	9,787
Wright Express Corp.*	317	9,548
Ariba, Inc.*	732	9,406
Cymer, Inc.*	252	9,400
Emulex Corp.*	704	9,349
Mantech International Corp. — Class A*	191	9,327
Quest Software, Inc.*	506	9,002
Blackbaud, Inc.	357	8,993
Semtech Corp.*	512	8,924
j2 Global Communications, Inc.*	381	8,915
Netlogic Microsystems, Inc.*	292	8,594
Triquint Semiconductor, Inc.*	1,227	8,589
MAXIMUS, Inc.	140	8,530
Taleo Corp.*	324	8,395
Websense, Inc.*	367	8,357
MKS Instruments, Inc.*	424	8,306
Power Integrations, Inc.	200	8,240
Synaptics, Inc.*	293	8,090
Tessera Technologies, Inc.*	396	8,031
Hittite Microwave Corp.*	178	7,827
ViaSat, Inc.*	224	7,753
Cavium Networks, Inc.*	309	7,682
Lawson Software, Inc.*	1,160	7,668
JDA Software Group, Inc.*	274	7,623
EarthLink, Inc.	891	7,609
Commvault Systems, Inc.*	354	7,558
Intermec, Inc.*	532	7,544
Netgear, Inc.*	288	7,517
Comtech Telecommunications Corp.*	234	7,486
Formfactor, Inc.*	418	7,424
ValueClick, Inc.*	731	7,412
Euronet Worldwide, Inc.*	400	7,372
Checkpoint Systems, Inc.*	330	7,300
OmniVision Technologies, Inc.*	424	7,284
SRA International, Inc. — Class A*	348	7,235
Cabot Microelectronics Corp.*	190	7,188
SuccessFactors, Inc.*	375	7,140
FEI Co.*	311	7,125
GSI Commerce, Inc.*	251	6,945
Littelfuse, Inc.*	182	6,918
AsiaInfo Holdings, Inc.*	260	6,885
Aruba Networks, Inc.*	504	6,885
MicroStrategy, Inc. — Class A*	80	6,806
Ultimate Software Group, Inc.*	204	6,722

		MARKET
	SHARES	VALUE

Take-Two Interactive Software, Inc.*	673	$6,629
Scansource, Inc.*	228	6,562
Acme Packet, Inc.*	332	6,401
Sapient Corp.	697	6,371
Amkor Technology, Inc.*	897	6,342
Monolithic Power Systems, Inc.*	280	6,244
Mentor Graphics Corp.*	776	6,223
CSG Systems International, Inc.*	295	6,183
Cognex Corp.	333	6,157
Diodes, Inc.*	274	6,138
ACI Worldwide, Inc.*	296	6,101
Infinera Corp.*	701	5,972
Heartland Payment Systems, Inc.	316	5,878
Coherent, Inc.*	183	5,849
ADC Telecommunications, Inc.*	797	5,826
DG FastChannel, Inc.*	180	5,751
Insight Enterprises, Inc.*	391	5,615
L-1 Identity Solutions, Inc.*	618	5,519
Advent Software, Inc.*	122	5,459
Rofin-Sinar Technologies, Inc.*	241	5,451
Entegris, Inc.*	1,065	5,368
DealerTrack Holdings, Inc.*	310	5,295
DTS, Inc. — Class A*	154	5,242
United Online, Inc.	695	5,199
Netezza Corp.*	401	5,129
SAVVIS, Inc.*	310	5,115
Palm, Inc.*	1,350	5,076
ATMI, Inc.*	260	5,021
Harmonic, Inc.*	791	4,991
Tyler Technologies, Inc.*	264	4,953
Manhattan Associates, Inc.*	194	4,943
Net 1 UEPS Technologies, Inc.*	268	4,928
Pegasystems, Inc.	133	4,921
Electronics for Imaging, Inc.*	422	4,908
Park Electrochemical Corp.	167	4,800
Volterra Semiconductor Corp.*	190	4,769
Brooks Automation, Inc.*	540	4,763
Zoran Corp.*	442	4,756
Applied Micro Circuits Corp.*	550	4,746
SYNNEX Corp.*	160	4,730
TNS, Inc.*	210	4,683
Art Technology Group, Inc.*	1,058	4,666
Constant Contact, Inc.*	200	4,644
Advanced Energy Industries, Inc.*	280	4,637
Quantum Corp.*	1,762	4,634
TeleTech Holdings, Inc.*	270	4,612
Sonus Networks, Inc.*	1,742	4,547
Cirrus Logic, Inc.*	535	4,489
MTS Systems Corp.	154	4,471
Syntel, Inc.	113	4,347
Black Box Corp.	140	4,306
ArcSight, Inc.*	150	4,222
Standard Microsystems Corp.*	180	4,190

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	111

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Sourcefire, Inc.*	180	$4,131
Stratasys, Inc.*	168	4,096
Kulicke & Soffa Industries, Inc.*	555	4,024
Micrel, Inc.	377	4,019
THQ, Inc.*	570	3,996
FARO Technologies, Inc.*	152	3,914
SonicWALL, Inc.*	449	3,902
Newport Corp.*	306	3,825
Forrester Research, Inc.*	127	3,819
Epicor Software Corp.*	394	3,767
Rogers Corp.*	129	3,742
Cogent, Inc.*	360	3,672
OSI Systems, Inc.*	130	3,646
Lattice Semiconductor Corp.*	973	3,571
Bottomline Technologies, Inc.*	211	3,551
NIC, Inc.	433	3,408
RealNetworks, Inc.*	704	3,400
RightNow Technologies, Inc.*	190	3,393
Terremark Worldwide, Inc.*	480	3,365
EPIQ Systems, Inc.*	270	3,356
Adaptec, Inc.*	1,022	3,342
Radiant Systems, Inc.*	234	3,339
InfoSpace, Inc.*	300	3,315
Avid Technology, Inc.*	240	3,307
Aviat Networks, Inc.*	494	3,275
Super Micro Computer, Inc.*	188	3,249
Oplink Communications, Inc.*	174	3,226
TTM Technologies, Inc.*	362	3,215
ModusLink Global Solutions, Inc.*	380	3,203
Sycamore Networks, Inc.	159	3,197
Synchronoss Technologies, Inc.*	164	3,177
Netscout Systems, Inc.*	214	3,165
Loral Space & Communications, Inc.*	90	3,161
Methode Electronics, Inc. — Class A	307	3,039
Switch and Data Facilities Co.*	170	3,019
Sigma Designs, Inc.*	255	2,991
Universal Display Corp.*	254	2,990
comScore, Inc.*	179	2,987
IPG Photonics Corp.*	200	2,960
Actel Corp.*	212	2,936
Electro Scientific Industries, Inc.*	226	2,895
Ebix, Inc.*	180	2,875
Imation Corp.*	254	2,797
China Security & Surveillance Technology, Inc.*	362	2,784
Ultratech, Inc.*	204	2,774
Power-One, Inc.*	654	2,760
Kenexa Corp. — Class A*	200	2,750
Silicon Graphics International Corp.*	254	2,715
LivePerson, Inc.*	354	2,715
Move, Inc.*	1,278	2,671
Compellent Technologies, Inc.*	151	2,650

		MARKET
	SHARES	VALUE

UTStarcom, Inc.*	944	$2,634
Internet Capital Group, Inc.*	311	2,628
Mercury Computer Systems, Inc.*	190	2,607
CTS Corp.	276	2,600
Cohu, Inc.	188	2,589
Cass Information Systems, Inc.	83	2,585
MoneyGram International, Inc.*	677	2,579
Brightpoint, Inc.*	342	2,575
Global Cash Access Holdings, Inc.*	315	2,574
S1 Corp.*	435	2,566
Anadigics, Inc.*	527	2,561
Perficient, Inc.*	225	2,536
STEC, Inc.*	210	2,516
Intevac, Inc.*	182	2,515
Techwell, Inc.*	134	2,506
TeleCommunication Systems, Inc. — Class A*	333	2,441
Ixia*	261	2,419
ShoreTel, Inc.*	362	2,393
SolarWinds, Inc.*	110	2,383
Echelon Corp.*	265	2,377
Internap Network Services Corp.*	424	2,374
Smart Modular Technologies WWH, Inc.*	300	2,313
Maxwell Technologies, Inc.*	186	2,305
Vocus, Inc.*	135	2,302
Extreme Networks, Inc.*	747	2,293
3PAR, Inc.*	228	2,280
Digi International, Inc.*	214	2,277
Pericom Semiconductor Corp.*	211	2,260
Entropic Communications, Inc.*	442	2,245
Exlservice Holdings, Inc.*	134	2,235
Photronics, Inc.*	437	2,224
infoGROUP, Inc.*	285	2,223
Supertex, Inc.*	86	2,201
Rudolph Technologies, Inc.*	254	2,177
Internet Brands, Inc. — Class A*	234	2,157
Smith Micro Software, Inc.*	244	2,157
Daktronics, Inc.	283	2,156
Ciber, Inc.*	575	2,150
Kopin Corp.*	574	2,124
Actuate Corp.*	378	2,113
Electro Rent Corp.	160	2,101
Symmetricom, Inc.*	356	2,075
Multi-Fineline Electronix, Inc.*	80	2,061
EMS Technologies, Inc.*	124	2,058
Ness Technologies, Inc.*	324	2,044
NetSuite, Inc.*	140	2,036
Exar Corp.*	287	2,023
Rubicon Technology, Inc.*	100	2,020
Silicon Storage Technology, Inc.*	661	2,009
Comverge, Inc.*	170	1,923
Ceva, Inc.*	164	1,912

112	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

DivX, Inc.*	266	$1,905
Isilon Systems, Inc.*	220	1,894
Seachange International, Inc.*	263	1,888
Interactive Intelligence, Inc.*	100	1,869
Hughes Communications, Inc.*	67	1,866
Silicon Image, Inc.*	617	1,863
The Knot, Inc.*	238	1,861
Measurement Specialties, Inc.*	124	1,824
Vasco Data Security International*	221	1,823
iGate Corp.	187	1,819
Bel Fuse, Inc. — Class B	90	1,813
Technitrol, Inc.	341	1,800
LoopNet, Inc.*	160	1,798
Novatel Wireless, Inc.*	264	1,777
Opnet Technologies, Inc.	110	1,773
Anaren, Inc.*	124	1,766
Fortinet, Inc.*	100	1,758
Lionbridge Technologies, Inc.*	480	1,742
Monotype Imaging Holdings, Inc.*	178	1,732
IXYS Corp.*	200	1,708
Radisys Corp.*	190	1,702
Cray, Inc.*	285	1,696
NCI, Inc.*	56	1,693
MIPS Technology, Inc.*	375	1,672
NVE Corp.*	36	1,631
Airvana, Inc.*	212	1,624
PROS Holdings, Inc.*	164	1,620
DSP Group, Inc.*	194	1,616
PLX Technology, Inc.*	303	1,597
KVH Industries, Inc.*	120	1,583
Openwave Systems, Inc.*	687	1,580
Liquidity Services, Inc.*	133	1,535
Integral Systems, Inc.*	151	1,454
Rosetta Stone, Inc.*	60	1,427
QuinStreet, Inc.*	83	1,412
Agilysys, Inc.	124	1,385
Powerwave Technologies, Inc.*	1,100	1,375
Tier Technologies, Inc. — Class B*	170	1,353
Globecomm Systems, Inc.*	175	1,346
White Electronics Designs Corp.*	190	1,330
Network Equipment Technologies, Inc.*	240	1,322
Cogo Group, Inc.*	189	1,321
Symyx Technologies, Inc.*	290	1,302
Chordiant Software, Inc.*	254	1,288
Web.com Group, Inc.*	234	1,275
Support.com, Inc.*	384	1,256
Advanced Analogic Technologies, Inc.*	359	1,253
LogMeIn, Inc.*	60	1,241
Double-Take Software, Inc.*	138	1,230

		MARKET
	SHARES	VALUE

Microtune, Inc.*	444	$1,212
Zygo Corp.*	130	1,200
Zix Corp.*	517	1,194
DemandTec, Inc.*	170	1,181
China Information Security Technology, Inc.*	232	1,172
Spectrum Control, Inc.*	100	1,169
Rimage Corp.*	80	1,157
Deltek, Inc.*	150	1,146
OpenTable, Inc.*	30	1,144
Keynote Systems, Inc.	100	1,139
Virage Logic Corp.*	144	1,132
Immersion Corp.*	226	1,130
Virtusa Corp.*	108	1,113
ActivIdentity Corp.*	387	1,099
Unica Corp.*	120	1,067
Saba Software, Inc.*	214	1,059
American Software, Inc. — Class A	180	1,046
BigBand Networks, Inc.*	290	1,024
Dice Holdings, Inc.*	134	1,018
Ancestry.com, Inc.*	60	1,017
Limelight Networks, Inc.*	277	1,014
FalconStor Software, Inc.*	288	1,002
SRS Labs, Inc.*	100	994
PC-Tel, Inc.*	160	989
Renaissance Learning, Inc.	60	974
Phoenix Technologies Ltd.*	300	966
Computer Task Group, Inc.*	130	942
Trident Microsystems, Inc.*	527	917
Stamps.com, Inc.*	90	909
Online Resources Corp.*	224	903
Hackett Group, Inc.*	323	898
Marchex, Inc.	174	889
Archipelago Learning, Inc.*	60	875
Dynamics Research Corp.*	74	834
GSE Systems, Inc.*	154	833
Callidus Software, Inc.*	224	813
CPI International, Inc.*	60	796
Travelzoo, Inc.*	50	750
Emcore Corp.*	620	750
Innodata Isogen, Inc.*	184	745
ICx Technologies, Inc.*	104	725
ePlus, Inc.*	40	702
GSI Technology, Inc.*	150	699
Startek, Inc.*	100	695
Information Services Group, Inc.*	200	682
X-Rite, Inc.*	220	667
Pervasive Software, Inc.*	130	658
DDi Corp.*	116	658
Communications Systems, Inc.	50	646
Echo Global Logistics, Inc.*	50	645
Opnext, Inc.*	234	552
TechTarget, Inc.*	100	523
QAD, Inc.*	98	514

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	113

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

PAR Technology Corp.*	84	$508
Parkervision, Inc.*	296	503
PC Connection, Inc.*	80	496
Ipass, Inc.*	427	491
China TransInfo Technology Corp.*	70	472
PC Mall, Inc.*	86	435
MEMSIC, Inc.*	130	415
Imergent, Inc.	60	404
eLoyalty Corp.*	60	338
RAE Systems, Inc.*	337	275

Total Information Technology		1,527,958

INDUSTRIALS 3.5%
UAL Corp.*	1,357	26,529
Nordson Corp.	284	19,289
Regal-Beloit Corp.	288	17,110
Towers Watson & Co. — Class A	352	16,720
Woodward Governor Co.	512	16,374
Acuity Brands, Inc.	364	15,364
Baldor Electric Co.	395	14,773
Clarcor, Inc.	411	14,175
GrafTech International Ltd.*	1,008	13,779
EMCOR Group, Inc.*	544	13,399
Curtiss-Wright Corp.	383	13,328
Moog, Inc. — Class A*	370	13,105
Watsco, Inc.	223	12,684
Brady Corp. — Class A	404	12,572
United Stationers, Inc.*	213	12,535
Alaska Air Group, Inc.*	302	12,451
Teledyne Technologies, Inc.*	297	12,257
Esterline Technologies Corp.*	247	12,209
Tetra Tech, Inc.*	508	11,704
Hexcel Corp.*	804	11,610
JetBlue Airways Corp.*	2,066	11,528
Actuant Corp. — Class A	564	11,026
Belden, Inc.	395	10,847
Genesee & Wyoming, Inc. — Class A*	313	10,680
Heico Corp.	204	10,506
American Superconductor Corp.*	363	10,491
Kaydon Corp.	274	10,302
Knight Transportation, Inc.	484	10,208
HNI Corp.	381	10,146
Clean Harbors, Inc.*	180	10,001
Avis Budget Group, Inc.*	861	9,901
Triumph Group, Inc.	140	9,813
US Airways Group, Inc.*	1,330	9,775
A.O. Smith Corp.	176	9,252
Atlas Air Worldwide Holdings, Inc.*	170	9,018
Insituform Technologies, Inc. — Class A*	334	8,888
Simpson Manufacturing Company, Inc.	317	8,800

		MARKET
	SHARES	VALUE

Orbital Sciences Corp.*	460	$8,745
Applied Industrial Technologies, Inc.	350	8,697
Granite Construction, Inc.	285	8,613
Werner Enterprises, Inc.	371	8,596
HUB Group, Inc. — Class A*	307	8,590
Geo Group, Inc.*	427	8,463
Deluxe Corp.	434	8,428
ABM Industries, Inc.	392	8,310
Mueller Industries, Inc.	309	8,278
EnerSys*	334	8,236
Briggs & Stratton Corp.	416	8,112
Herman Miller, Inc.	447	8,073
AAR Corp.*	324	8,042
Healthcare Services Group, Inc.	359	8,038
Rollins, Inc.	365	7,913
Barnes Group, Inc.	404	7,862
Corporate Executive Board Co.	294	7,817
Old Dominion Freight Line, Inc.*	234	7,813
Watts Industries, Inc. — Class A	249	7,734
Middleby Corp.*	134	7,717
Allegiant Travel Co.*	130	7,522
Dollar Thrifty Automotive Group, Inc.*	229	7,358
Resources Connection, Inc.*	374	7,170
SYKES Enterprises, Inc.*	312	7,126
Beacon Roofing Supply, Inc.*	369	7,059
CoStar Group, Inc.*	168	6,975
Heartland Express, Inc.	417	6,880
ESCO Technologies, Inc.	215	6,839
Korn/Ferry International*	378	6,672
SkyWest, Inc.	467	6,669
Otter Tail Corp.	303	6,654
II-VI, Inc.*	196	6,633
Universal Forest Products, Inc.	164	6,317
Mine Safety Appliances Co.	224	6,263
Forward Air Corp.	238	6,259
Arkansas Best Corp.	209	6,245
Franklin Electric Company, Inc.	202	6,058
American Science & Engineering, Inc.	80	5,994
Mueller Water Products, Inc. — Class A	1,253	5,989
RBC Bearings, Inc.*	183	5,832
TrueBlue, Inc.*	364	5,642
Robbins & Myers, Inc.	234	5,574
AirTran Holdings, Inc.*	1,086	5,517
Mastec, Inc.*	434	5,473
GeoEye, Inc.*	181	5,340
Interline Brands, Inc.*	273	5,225
Kaman Corp. — Class A	208	5,202
Mcgrath Rentcorp	210	5,088
Ceradyne, Inc.*	224	5,083
Quanex Building Products Corp.	306	5,058
Albany International Corp. — Class A	234	5,038

114	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Navigant Consulting, Inc.*	415	$5,034
Ameron International Corp.	80	5,031
Badger Meter, Inc.	130	5,006
EnPro Industries, Inc.*	170	4,944
Chart Industries, Inc.*	244	4,880
Tutor Perini Corp.*	224	4,872
United Rentals, Inc.*	507	4,756
Interface, Inc. — Class A	407	4,713
Mobile Mini, Inc.*	304	4,709
Cubic Corp.	128	4,608
Genco Shipping & Trading Ltd.*	217	4,581
Circor International, Inc.	137	4,550
K-Tron International, Inc.*	30	4,499
Knoll, Inc.	394	4,433
Tennant Co.	160	4,382
Griffon Corp.*	350	4,361
Layne Christensen Co.*	160	4,274
Raven Industries, Inc.	144	4,247
Astec Industries, Inc.*	146	4,228
Tredegar Corp.	246	4,202
John Bean Technologies Corp.	234	4,104
Advisory Board Co.*	130	4,095
EnergySolutions, Inc.	625	4,019
Lindsay Manufacturing Co.	97	4,017
Orion Marine Group, Inc.*	218	3,935
Heidrick & Struggles International, Inc.	140	3,924
Comfort Systems USA, Inc.	314	3,922
Steelcase, Inc. — Class A	597	3,863
Cenveo, Inc.*	440	3,810
G & K Services, Inc. — Class A	147	3,804
Amerco, Inc.*	70	3,800
Administaff, Inc.	174	3,713
Kforce, Inc.*	244	3,711
NACCO Industries, Inc. — Class A	50	3,708
Federal Signal Corp.	409	3,685
Aircastle Ltd.	387	3,665
Apogee Enterprises, Inc.	230	3,636
EnerNOC, Inc.*	122	3,621
Viad Corp.	174	3,576
School Specialty, Inc.*	157	3,565
AZZ, Inc.	105	3,554
ACCO Brands Corp.*	464	3,554
Huron Consulting Group, Inc.*	175	3,553
Force Protection, Inc.*	587	3,534
Ennis, Inc.	216	3,514
Rush Enterprises, Inc. — Class A*	264	3,487
Bowne & Company, Inc.	312	3,482
DigitalGlobe, Inc.*	124	3,458
Kelly Services, Inc. — Class A*	207	3,449
SFN Group, Inc.*	420	3,364
Blount International, Inc.*	321	3,326
Polypore International, Inc.*	190	3,317
Consolidated Graphics, Inc.*	79	3,271

		MARKET
	SHARES	VALUE

Exponent, Inc.*	114	$3,251
Hawaiian Holdings, Inc.*	431	3,176
RSC Holdings, Inc.*	396	3,152
Altra Holdings, Inc.*	224	3,076
Aerovironment, Inc.*	117	3,055
Encore Wire Corp.	146	3,037
Taser International, Inc.*	516	3,024
Energy Conversion Devices, Inc.*	378	2,960
Gorman-Rupp Co.	116	2,951
Gibraltar Industries, Inc.*	234	2,951
Dycom Industries, Inc.*	334	2,929
Argon ST, Inc.*	110	2,927
Stanley, Inc.*	102	2,886
M&F Worldwide Corp.*	94	2,876
Harbin Electric, Inc.*	133	2,871
Acacia Research — Acacia Technologies*	264	2,859
ATC Technology Corp.*	166	2,849
TAL International Group, Inc.	141	2,817
LB Foster Co. — Class A*	97	2,802
Ladish Company, Inc.*	139	2,802
Standex International Corp.	108	2,783
Eagle Bulk Shipping, Inc.*	513	2,724
Trex Company, Inc.*	126	2,683
American Reprographics Co.*	297	2,664
Team, Inc.*	158	2,621
Sun Hydraulics Corp.	98	2,546
Titan International, Inc.	291	2,540
Columbus McKinnon Corp. — Class A*	160	2,539
Celadon Group, Inc.*	180	2,509
US Ecology, Inc.	154	2,479
Gencorp, Inc.*	427	2,460
MYR Group, Inc.*	150	2,447
H&E Equipment Services, Inc.*	226	2,436
DynCorp International, Inc. — Class A*	210	2,415
CBIZ, Inc.*	357	2,345
Schawk, Inc.	128	2,321
Freightcar America, Inc.	96	2,319
Colfax Corp.*	197	2,319
Marten Transport Ltd.*	117	2,306
AAON, Inc.	100	2,262
Cascade Corp.	70	2,255
Vicor Corp.*	163	2,251
Applied Signal Technology, Inc.	114	2,232
Generac Holdings, Inc.*	159	2,228
On Assignment, Inc.*	312	2,225
3D Systems Corp.*	160	2,184
RailAmerica, Inc.*	180	2,124
COMSYS IT Partners, Inc.*	120	2,098
Michael Baker Corp.*	60	2,069
CRA International, Inc.*	90	2,063
Ampco-Pittsburgh Corp.	83	2,060
Microvision, Inc.*	718	2,025

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	115

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

ICF International, Inc.*	80	$1,987
Ener1, Inc.*	411	1,944
Powell Industries, Inc.*	59	1,919
Kimball International, Inc. — Class B	274	1,904
Ducommun, Inc.	90	1,891
Sterling Construction Company, Inc.*	120	1,886
American Commercial Lines, Inc.*	75	1,883
Pacer International, Inc.*	304	1,830
Tecumseh Products Co. — Class A*	148	1,816
Evergreen Solar, Inc.*	1,579	1,784
Cornell Companies, Inc.*	97	1,776
Energy Recovery, Inc.*	281	1,770
Advanced Battery Technologies, Inc.*	451	1,759
American Woodmark Corp.	90	1,745
Textainer Group Holdings Ltd.	80	1,724
Republic Airways Holdings, Inc.*	290	1,717
Great Lakes Dredge & Dock Co.	327	1,717
FuelCell Energy, Inc.*	594	1,675
Northwest Pipe Co.*	76	1,661
Metalico, Inc.*	277	1,659
Dynamic Materials Corp.	106	1,656
VSE Corp.	40	1,646
PMFG, Inc.*	124	1,641
Graham Corp.	91	1,637
China Fire & Security Group, Inc.*	126	1,634
Houston Wire & Cable Co.	140	1,621
CDI Corp.	110	1,613
NCI Building Systems, Inc.*	145	1,601
Kadant, Inc.*	110	1,585
Air Transport Services Group, Inc.*	467	1,574
Diamond Management & Technology Consultants, Inc.	200	1,570
Herley Industries, Inc.*	107	1,569
LMI Aerospace, Inc.*	84	1,561
Furmanite Corp.*	300	1,557
Courier Corp.	94	1,552
Greenbrier Companies, Inc.*	140	1,541
Saia, Inc.*	110	1,527
Titan Machinery, Inc.*	110	1,506
Insteel Industries, Inc.	140	1,497
Waste Services, Inc.*	150	1,484
International Shipholding Corp.	50	1,470
Fushi Copperweld, Inc.*	130	1,459
Satcon Technology Corp.*	574	1,395
Horizon Lines, Inc. — Class A	254	1,382
GT Solar International, Inc.*	264	1,381
Dynamex, Inc.*	78	1,342
Met-Pro Corp.	134	1,312

		MARKET
	SHARES	VALUE

Aceto Corp.	213	$1,287
Fuel Tech, Inc.*	160	1,283
Pike Electric Corp.*	137	1,277
APAC Teleservices, Inc.*	220	1,265
Hill International, Inc.*	213	1,242
LaBarge, Inc.*	112	1,238
Miller Industries, Inc. — Class A	94	1,168
Broadwind Energy, Inc.*	261	1,167
Volt Information Sciences, Inc.*	113	1,154
Sauer, Inc.*	86	1,142
Alamo Group, Inc.	57	1,139
Flow International Corp.*	374	1,126
GP Strategies Corp.*	134	1,120
Innerworkings, Inc.*	214	1,113
PowerSecure International, Inc.*	141	1,111
LSI Industries, Inc.	160	1,091
Multi-Color Corp.	90	1,078
Builders FirstSource, Inc.*	340	1,071
Standard Parking Corp.*	63	1,034
Ultrapetrol Bahamas Ltd.*	184	1,010
Hurco Companies, Inc.*	60	1,010
Perma-Fix Environmental Services*	447	1,001
CAI International, Inc.*	80	986
USA Truck, Inc.*	60	970
Universal Truckload Services, Inc.*	55	967
American Railcar Industries, Inc.	79	961
DXP Enterprises, Inc.*	70	894
Franklin Covey Co.*	110	873
Trimas Corp.*	134	870
Twin Disc, Inc.	70	855
Patriot Transportation Holding, Inc.*	10	845
Todd Shipyards Corp.	50	822
China BAK Battery, Inc.*	340	819
Barrett Business Services, Inc.	60	814
Mistras Group, Inc.*	80	799
Astronics Corp.*	80	785
Argan, Inc.*	60	780
Preformed Line Products Co.	20	763
Duoyuan Printing, Inc.*	70	756
SmartHeat, Inc.*	70	752
Standard Register Co.	140	749
Orion Energy Systems, Inc.*	145	711
Eastern Co.	50	677
Willis Lease Finance Corp.*	40	631
Chase Corp.	50	631
Odyssey Marine Exploration, Inc.*	476	624
Primoris Services Corp.	80	619
North American Galvanizing & Coating, Inc.*	110	612
Ascent Solar Technologies, Inc.*	154	593
Portec Rail Products, Inc.	50	581

116	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Global Defense Technology & Systems, Inc.*	40	$536
United Capital Corp.*	20	474
Lawson Products, Inc.	30	464
Ultralife Batteries, Inc.*	113	453
BlueLinx Holdings, Inc.*	100	381
Valence Technology, Inc.*	417	354
Heritage-Crystal Clean, Inc.*	30	339
Integrated Electrical Services, Inc.*	50	283
Lihua International, Inc.*	30	275
YRC Worldwide, Inc.*	490	266
Omega Flex, Inc.	20	210
AMREP Corp.*	10	145

Total Industrials		1,294,515

CONSUMER DISCRETIONARY 3.4%
Tupperware Brands Corp.	520	25,074
J. Crew Group, Inc.*	420	19,278
Bally Technologies, Inc.*	461	18,689
The Warnaco Group, Inc.*	387	18,464
Tempur-Pedic International, Inc.*	612	18,458
Sotheby’s	560	17,410
Tractor Supply Co.	297	17,241
Live Nation, Inc.*	1,166	16,907
Deckers Outdoor Corp.*	114	15,732
Fossil, Inc.*	391	14,756
Lululemon Athletica, Inc.*	354	14,691
Carter’s, Inc.*	473	14,266
Cheesecake Factory, Inc.*	507	13,719
Jones Apparel Group, Inc.	711	13,523
Dana Holding Corp.*	1,133	13,460
Rent-A-Center, Inc.*	564	13,339
Eastman Kodak Co.*	2,254	13,051
Polaris Industries, Inc.	250	12,790
Gymboree Corp.*	243	12,546
Collective Brands, Inc.*	537	12,211
Dress Barn, Inc.*	465	12,164
Wolverine World Wide, Inc.	410	11,956
Corinthian Colleges, Inc.*	674	11,856
Brunswick Corp.	720	11,498
Tenneco, Inc.*	485	11,470
Valassis Communications, Inc.*	404	11,243
Jack in the Box, Inc.*	477	11,233
Capella Education Co.*	119	11,048
Men’s Wearhouse, Inc.	442	10,582
Dillard’s, Inc. — Class A	440	10,384
OfficeMax, Inc.*	620	10,180
Skechers U.S.A., Inc. — Class A*	280	10,170
Vail Resorts, Inc.*	250	10,023
HSN, Inc.*	340	10,010
AnnTaylor Stores Corp.*	477	9,874
Cooper Tire & Rubber Co.	497	9,453
Jo-Ann Stores, Inc.*	224	9,404
Gaylord Entertainment Co.*	320	9,373

		MARKET
	SHARES	VALUE

Matthews International Corp. — Class A	264	$9,372
Life Time Fitness, Inc.*	330	9,273
P.F. Chang’s China Bistro, Inc.*	210	9,267
Iconix Brand Group, Inc.*	594	9,124
Orient-Express Hotels Ltd. — Class A*	637	9,033
Pool Corp.	398	9,011
Regis Corp.	480	8,966
Cracker Barrel Old Country Store, Inc.	190	8,812
Saks, Inc.*	1,024	8,806
Jos. A. Bank Clothiers, Inc.*	160	8,744
Coinstar, Inc.*	254	8,255
ArvinMeritor, Inc.*	611	8,157
Under Armour, Inc.*	275	8,088
Ryland Group, Inc.	356	7,989
Timberland Co. — Class A*	374	7,981
Buckle, Inc.	215	7,903
Children’s Place Retail Stores, Inc.*	177	7,885
Bob Evans Farms, Inc.	251	7,758
CEC Entertainment, Inc.*	195	7,430
Buffalo Wild Wings, Inc.*	154	7,409
American Public Education, Inc.*	151	7,037
Sally Beauty Holdings, Inc.*	787	7,020
American Greetings Corp. — Class A	330	6,877
Unifirst Corp.	130	6,695
True Religion Apparel, Inc.*	217	6,588
Helen of Troy Ltd.*	248	6,463
Group 1 Automotive, Inc.*	200	6,372
99 Cents Only Stores*	390	6,357
Steven Madden Ltd.*	130	6,344
Arbitron, Inc.	234	6,238
CROCS, Inc.*	711	6,236
Blue Nile, Inc.*	110	6,052
Hibbett Sports, Inc.*	235	6,011
National CineMedia, Inc.	345	5,955
Pier 1 Imports, Inc.*	927	5,905
Genesco, Inc.*	190	5,892
Liz Claiborne, Inc.*	787	5,847
Cabela’s, Inc. — Class A*	330	5,772
Sonic Corp.*	518	5,724
Texas Roadhouse, Inc.*	406	5,639
Ruby Tuesday, Inc.*	530	5,602
Scholastic Corp.	200	5,600
Finish Line, Inc. — Class A	343	5,598
DineEquity, Inc.*	140	5,538
Meritage Homes Corp.*	263	5,523
Ulta Salon Cosmetics & Fragrance, Inc.*	244	5,519
La-Z-Boy, Inc.*	430	5,392
Brown Shoe Company, Inc.	344	5,325
Steiner Leisure Ltd.*	120	5,318

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	117

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Charming Shoppes, Inc.*	969	$5,291
Columbia Sportswear Co.	100	5,253
Cato Corp. — Class A	244	5,231
Cinemark Holdings, Inc.	284	5,209
Monro Muffler Brake, Inc.	144	5,149
National Presto Industries, Inc.	43	5,113
Quiksilver, Inc.*	1,074	5,080
Belo Corp. — Class A	737	5,026
Stage Stores, Inc.	324	4,986
Papa John’s International, Inc.*	190	4,885
Pinnacle Entertainment, Inc.*	495	4,821
Interval Leisure Group, Inc.*	324	4,717
CKE Restaurants, Inc.	414	4,583
Callaway Golf Co.	517	4,560
RCN Corp.*	300	4,524
Shutterfly, Inc.*	184	4,433
Domino’s Pizza, Inc.*	324	4,419
NutriSystem, Inc.	247	4,399
K12, Inc.*	197	4,375
Modine Manufacturing Co.*	383	4,305
Ethan Allen Interiors, Inc.	208	4,291
Stewart Enterprises, Inc. — Class A	681	4,256
PetMed Express, Inc.	190	4,212
PEP Boys-Manny Moe & Jack	414	4,148
Harte-Hanks, Inc.	310	3,987
Universal Technical Institute, Inc.*	174	3,971
Fuel Systems Solutions, Inc.*	124	3,963
Citi Trends, Inc.*	122	3,958
Fred’s, Inc.	330	3,953
Ameristar Casinos, Inc.	214	3,899
BJ’s Restaurants, Inc.*	166	3,868
Standard-Pacific Corp.*	848	3,833
The Wet Seal, Inc. — Class A*	803	3,822
Peet’s Coffee & Tea, Inc.*	96	3,806
Asbury Automotive Group, Inc.*	278	3,697
Shuffle Master, Inc.*	444	3,636
American Axle & Manufacturing Holdings, Inc.*	364	3,633
Winnebago Industries, Inc.*	244	3,565
Maidenform Brands, Inc.*	160	3,496
Grand Canyon Education, Inc.*	131	3,424
Zumiez, Inc.*	165	3,381
Knology, Inc.*	251	3,373
Coldwater Creek, Inc.*	477	3,310
Drew Industries, Inc.*	150	3,303
Ascent Media Corp. — Class A*	120	3,270
Lumber Liquidators Holdings, Inc.*	121	3,227
World Wrestling Entertainment, Inc.	186	3,218
Superior Industries International, Inc.	200	3,216
Red Robin Gourmet Burgers, Inc.*	130	3,177

		MARKET
	SHARES	VALUE

G-III Apparel Group Ltd.*	114	$3,142
Denny’s Corp.*	803	3,084
Volcom, Inc.*	157	3,065
Jakks Pacific, Inc.*	233	3,041
Churchill Downs, Inc.	80	3,000
Bridgepoint Education, Inc.*	120	2,950
CKX, Inc.*	474	2,906
Pacific Sunwear of California, Inc.*	547	2,905
DSW, Inc.*	110	2,808
hhgregg, Inc.*	110	2,776
Core-Mark Holding Company, Inc.*	90	2,755
Sonic Automotive, Inc.*	250	2,750
California Pizza Kitchen, Inc.*	160	2,686
Dolan Media Co.*	245	2,663
drugstore.com, Inc.*	731	2,610
Talbots, Inc.*	200	2,592
Big 5 Sporting Goods Corp.	170	2,587
Universal Electronics, Inc.*	114	2,547
RC2 Corp.*	170	2,545
Haverty Furniture Companies, Inc.	154	2,513
iRobot Corp.*	162	2,456
Hot Topic, Inc.*	369	2,399
Exide Technologies*	417	2,398
Christopher & Banks Corp.	294	2,352
Steak N Shake Co.*	6	2,288
Lincoln Educational Services Corp.*	90	2,277
Pre-Paid Legal Services, Inc.*	60	2,271
AFC Enterprises, Inc.*	207	2,221
Marcus Corp.	170	2,208
K-Swiss, Inc. — Class A*	211	2,207
Overstock.com, Inc.*	134	2,178
Furniture Brands International, Inc.*	337	2,167
M/I Homes, Inc.*	147	2,154
Orbitz Worldwide, Inc.*	299	2,126
Kirkland’s, Inc.*	100	2,100
ChinaCast Education Corp.*	284	2,076
Oxford Industries, Inc.	100	2,033
Krispy Kreme Doughnuts, Inc.*	492	1,978
Systemax, Inc.	90	1,957
EW Scripps Co. — Class A*	230	1,944
America’s Car Mart, Inc.*	80	1,930
Sturm Ruger & Company, Inc.	160	1,918
Leapfrog Enterprises, Inc.*	292	1,913
Cavco Industries, Inc.*	56	1,912
Retail Ventures, Inc.*	200	1,902
Mediacom Communications Corp.*	319	1,898
Stein Mart, Inc.*	210	1,896
Hovnanian Enterprises, Inc. — Class A*	433	1,884

118	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Dorman Products, Inc.*	99	$1,880
Smith & Wesson Holding Corp.*	494	1,867
Amerigon, Inc.*	184	1,860
Sinclair Broadcast Group, Inc. — Class A*	364	1,849
Perry Ellis International, Inc.*	80	1,812
Ambassadors Group, Inc.	163	1,801
Bebe Stores, Inc.	200	1,780
Speedway Motorsports, Inc.	114	1,780
Rue21, Inc.*	50	1,734
Rentrak Corp.*	80	1,724
Tuesday Morning Corp.*	248	1,634
Wonder Auto Technology, Inc.*	152	1,608
Movado Group, Inc.*	142	1,602
Shoe Carnival, Inc.*	70	1,600
Vitamin Shoppe, Inc.*	70	1,572
Blyth, Inc.	49	1,531
Spartan Motors, Inc.	273	1,529
Hooker Furniture Corp.	94	1,512
Weyco Group, Inc.	64	1,505
Standard Motor Products, Inc.	150	1,488
Beazer Homes USA, Inc.*	320	1,453
Journal Communications, Inc. — Class A*	344	1,445
Unifi, Inc.*	380	1,383
Midas, Inc.*	120	1,354
Sealy Corp.*	375	1,313
LodgeNet Interactive Corp.*	188	1,310
McCormick & Schmick’s Seafood Restaurants, Inc.*	130	1,309
LIN TV Corp. — Class A*	227	1,305
West Marine, Inc.*	117	1,270
Martha Stewart Omnimedia, Inc.*	226	1,261
Cherokee, Inc.	70	1,260
Stoneridge, Inc.*	127	1,256
O’Charleys, Inc.*	140	1,252
Carmike Cinemas, Inc.*	90	1,248
CSS Industries, Inc.	60	1,206
Fuqi International, Inc.*	110	1,199
Mac-Gray Corp.	104	1,174
Morgans Hotel Group Co.*	183	1,173
Audiovox Corp. — Class A*	150	1,167
Skyline Corp.	62	1,153
Gaiam, Inc.	135	1,121
Lithia Motors, Inc. — Class A*	170	1,088
Vitacost.com, Inc.*	90	1,085
Landry’s Restaurants, Inc.*	60	1,075
Sport Supply Group, Inc.	80	1,075
Build-A-Bear Workshop, Inc.*	148	1,054
Destination Maternity Corp.*	40	1,026
New York & Company, Inc.*	214	1,025
Isle of Capri Casinos, Inc.*	127	988
Learning Tree International, Inc.*	70	985
Hawk Corp.*	50	975

		MARKET
	SHARES	VALUE

Global Sources Ltd.*	142	$924
China Automotive Systems, Inc.*	40	924
Stanley Furniture Co.*	90	914
Kenneth Cole Productions, Inc. — Class A*	70	897
Steinway Musical Instruments, Inc.*	47	885
Multimedia Games, Inc.*	220	858
Ruth’s Hospitality Group, Inc.*	160	848
Universal Travel Group*	84	832
American Apparel, Inc.*	274	830
Red Lion Hotels Corp.*	114	823
Outdoor Channel Holdings, Inc.*	124	817
Fisher Communications, Inc.*	53	747
Youbet.com, Inc.*	248	729
Great Wolf Resorts, Inc.*	227	722
Benihana, Inc.*	110	715
Borders Group, Inc.*	407	700
Brookfield Homes Corp.*	80	699
Playboy Enterprises, Inc. — Class B*	184	673
Luby’s, Inc.*	170	670
Reading International, Inc. — Class A*	150	641
Town Sports International Holdings, Inc.*	158	618
Carrols Restaurant Group, Inc.*	90	612
Conn’s, Inc.*	77	603
US Auto Parts Network, Inc.*	80	602
Monarch Casino & Resort, Inc.*	70	598
Syms Corp.*	60	598
CPI Corp.	40	554
Zale Corp.*	200	548
Einstein Noah Restaurant Group, Inc.*	43	523
1-800-FLOWERS.com, Inc.*	208	522
Raser Technologies, Inc.*	527	515
Dover Downs Gaming & Entertainment, Inc.	130	515
Primedia, Inc.	144	495
Marine Products Corp.*	80	482
Jackson Hewitt Tax Service, Inc.*	235	470
Books-A-Million, Inc.	64	463
Frisch’s Restaurants, Inc.	20	442
Princeton Review, Inc.*	125	436
Bluegreen Corp.*	124	406
Caribou Coffee Company, Inc.*	60	397
Lakes Entertainment, Inc.*	164	377
NIVS IntelliMedia Technology Group, Inc.*	80	307
Nobel Learning Communities, Inc.*	30	235
Value Line, Inc.	10	231
Crown Media Holdings, Inc. — Class A*	87	167

Total Consumer Discretionary		1,267,668

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	119

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

HEALTH CARE 3.3%
Human Genome Sciences, Inc.*	1,480	$44,696
Salix Pharmaceuticals Ltd.*	454	16,911
Steris Corp.	488	16,426
Owens & Minor, Inc.	354	16,422
Thoratec Corp.*	474	15,855
Onyx Pharmaceuticals, Inc.*	501	15,170
AMERIGROUP Corp.*	444	14,759
Psychiatric Solutions, Inc.*	484	14,423
Healthsouth Corp.*	765	14,305
InterMune, Inc.*	318	14,173
Regeneron Pharmaceuticals, Inc.*	525	13,907
Emergency Medical Services Corp.*	240	13,572
NuVasive, Inc.*	297	13,424
Immucor, Inc.*	589	13,188
Magellan Health Services, Inc.*	294	12,783
Medicis Pharmaceutical Corp. — Class A	503	12,655
Catalyst Health Solutions, Inc.*	301	12,455
Varian, Inc.*	238	12,324
Quality Systems, Inc.	200	12,288
Amedisys, Inc.*	221	12,204
Haemonetics Corp.*	210	12,001
Dionex Corp.*	160	11,965
Nektar Therapeutics*	781	11,879
Auxilium Pharmaceuticals, Inc.*	378	11,778
PSS World Medical, Inc.*	494	11,614
American Medical Systems Holdings, Inc.*	615	11,427
West Pharmaceutical Services, Inc.	272	11,410
HMS Holdings Corp.*	222	11,320
Parexel International Corp.*	480	11,189
Acorda Therapeutics, Inc.*	325	11,115
Masimo Corp.	417	11,071
Chemed Corp.	200	10,876
Cubist Pharmaceuticals, Inc.*	478	10,774
WellCare Health Plans, Inc.*	354	10,542
Alkermes, Inc.*	800	10,376
athenahealth, Inc.*	272	9,944
Incyte Corp.*	707	9,870
Volcano Corp.*	407	9,833
ev3, Inc.*	606	9,611
Align Technology, Inc.*	487	9,419
Eclipsys Corp.*	468	9,304
Impax Laboratories, Inc.*	504	9,012
Viropharma, Inc.*	650	8,859
Centene Corp.*	360	8,654
Isis Pharmaceuticals, Inc.*	769	8,397
Cepheid, Inc.*	475	8,303
Seattle Genetics, Inc.*	682	8,143
Theravance, Inc.*	584	7,779
Savient Pharmaceuticals, Inc.*	537	7,760
Par Pharmaceutical Companies, Inc.*	290	7,192

		MARKET
	SHARES	VALUE

Healthspring, Inc.*	402	$7,075
Integra LifeSciences Holdings Corp.*	158	6,925
Meridian Bioscience, Inc.	334	6,804
Gentiva Health Services, Inc.*	235	6,646
MedAssets, Inc.*	316	6,636
Invacare Corp.	240	6,370
Martek Biosciences Corp.*	280	6,303
PDL BioPharma, Inc.	1,001	6,216
inVentiv Health, Inc.*	275	6,176
Bruker Corp.*	407	5,963
Wright Medical Group, Inc.*	333	5,917
Kindred Healthcare, Inc.*	327	5,902
Luminex Corp.*	346	5,823
Conmed Corp.*	243	5,786
Facet Biotech Corp.*	212	5,722
Vivus, Inc.*	646	5,633
AmSurg Corp.*	254	5,484
Landauer, Inc.	83	5,413
Exelixis, Inc.*	890	5,402
RehabCare Group, Inc.*	196	5,345
Genoptix, Inc.*	147	5,217
Sirona Dental Systems, Inc.*	137	5,210
Abaxis, Inc.*	189	5,139
Enzon Pharmaceuticals, Inc.*	499	5,080
Conceptus, Inc.*	251	5,010
Alnylam Pharmaceuticals, Inc.*	294	5,004
AMAG Pharmaceuticals, Inc.*	143	4,992
Orthofix International NV*	136	4,948
Odyssey HealthCare, Inc.*	270	4,890
Celera Corp.*	687	4,878
Momenta Pharmaceuticals, Inc.*	319	4,775
PharMerica Corp.*	260	4,737
Phase Forward, Inc.*	362	4,731
Analogic Corp.	110	4,700
IPC The Hospitalist Co.*	131	4,599
Zoll Medical Corp.*	172	4,534
Cyberonics, Inc.*	234	4,483
Pharmasset, Inc.*	167	4,476
Halozyme Therapeutics, Inc.*	556	4,442
Micromet, Inc.*	548	4,428
Healthways, Inc.*	274	4,403
Bio-Reference Labs, Inc.*	100	4,397
Allos Therapeutics, Inc.*	591	4,391
Affymetrix, Inc.*	593	4,353
Insulet Corp.*	286	4,316
Geron Corp.*	741	4,209
Neogen Corp.*	165	4,141
Greatbatch, Inc.*	188	3,984
Questcor Pharmaceuticals, Inc.*	482	3,967
LHC Group, Inc.*	118	3,957
ICU Medical, Inc.*	114	3,927
Hanger Orthopedic Group, Inc.*	214	3,891
ImmunoGen, Inc.*	475	3,843
Omnicell, Inc.*	268	3,760

120	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Natus Medical, Inc.*	235	$3,739
SonoSite, Inc.*	116	3,725
MWI Veterinary Supply, Inc.*	91	3,676
DexCom, Inc.*	375	3,649
Sun Healthcare Group, Inc.*	374	3,568
Medicines Co.*	444	3,481
Universal American Financial Corp.*	224	3,454
Merit Medical Systems, Inc.*	226	3,446
Optimer Pharmaceuticals, Inc.*	271	3,328
Emeritus Corp.*	163	3,317
Assisted Living Concepts, Inc. — Class A*	100	3,284
Angiodynamics, Inc.*	210	3,280
Affymax, Inc.*	140	3,280
Quidel Corp.*	224	3,257
Rigel Pharmaceuticals, Inc.*	403	3,212
Sequenom, Inc.*	505	3,187
Inspire Pharmaceuticals, Inc.*	504	3,145
Air Methods Corp.*	92	3,128
Computer Programs & Systems, Inc.	80	3,126
MannKind Corp.*	474	3,109
Triple-S Management Corp. — Class B*	174	3,090
Ariad Pharmaceuticals, Inc.*	900	3,060
Symmetry Medical, Inc.*	286	2,871
SurModics, Inc.*	134	2,806
Molina Healthcare, Inc.*	110	2,769
Atrion Corp.	19	2,718
Almost Family, Inc.*	70	2,638
BioScrip, Inc.*	330	2,633
ABIOMED, Inc.*	254	2,624
Micrus Endovascular Corp.*	132	2,603
Vanda Pharmaceuticals, Inc.*	224	2,585
Res-Care, Inc.*	214	2,566
Medivation, Inc.*	242	2,539
eResearch Technology, Inc.*	367	2,536
Cell Therapeutics, Inc.*	4,660	2,520
Cross Country Healthcare, Inc.*	246	2,487
AMN Healthcare Services, Inc.*	274	2,411
Arena Pharmaceuticals, Inc.*	768	2,381
Ardea Biosciences, Inc.*	130	2,374
Nabi Biopharmaceuticals*	428	2,341
Santarus, Inc.*	434	2,335
Orthovita, Inc.*	547	2,330
OraSure Technologies, Inc.*	391	2,319
Kendle International, Inc.*	132	2,307
Select Medical Holdings Corp.*	270	2,279
HeartWare International, Inc.*	50	2,224
Emergent Biosolutions, Inc.*	132	2,219
XenoPort, Inc.*	238	2,204
NxStage Medical, Inc.*	190	2,176
Metabolix, Inc.*	178	2,168
Somanetics Corp.*	113	2,163

		MARKET
	SHARES	VALUE

Clinical Data, Inc.*	111	$2,153
Team Health Holdings, Inc.*	128	2,150
Corvel Corp.*	60	2,145
Ironwood Pharmaceuticals, Inc.*	158	2,136
National Healthcare Corp.	60	2,123
Genomic Health, Inc.*	120	2,111
Delcath Systems, Inc.*	260	2,106
Durect Corp.*	698	2,101
MAKO Surgical Corp.*	154	2,076
Pozen, Inc.*	212	2,031
NPS Pharmaceuticals, Inc.*	398	2,006
RTI Biologics, Inc.*	463	2,005
Accuray, Inc.*	328	1,998
Vital Images, Inc.*	123	1,989
Dyax Corp.*	583	1,988
Spectranetics Corp.*	284	1,962
Arqule, Inc.*	340	1,958
Cadence Pharmaceuticals, Inc.*	214	1,954
Cantel Medical Corp.	98	1,945
Sunrise Senior Living, Inc.*	379	1,940
Sangamo Biosciences, Inc.*	358	1,940
Kensey Nash Corp.*	78	1,840
Protalix BioTherapeutics, Inc.*	280	1,837
Immunomedics, Inc.*	551	1,829
Obagi Medical Products, Inc.*	150	1,827
Zymogenetics, Inc.*	313	1,793
AGA Medical Holdings, Inc.*	110	1,788
Ensign Group, Inc.	103	1,785
Pain Therapeutics, Inc.*	283	1,774
Alphatec Holdings, Inc.*	272	1,733
AMICAS, Inc.*	287	1,728
Exactech, Inc.*	82	1,720
US Physical Therapy, Inc.*	96	1,670
Curis, Inc.*	544	1,670
SIGA Technologies, Inc.*	250	1,658
Ligand Pharmaceuticals, Inc. — Class B*	943	1,650
Enzo Biochem, Inc.*	274	1,649
IRIS International, Inc.*	160	1,634
Palomar Medical Technologies, Inc.*	150	1,629
American Dental Partners, Inc.*	124	1,618
Spectrum Pharmaceuticals, Inc.*	350	1,614
SuperGen, Inc.*	504	1,613
Endologix, Inc.*	397	1,604
Albany Molecular Research, Inc.*	190	1,587
CryoLife, Inc.*	244	1,579
Hi-Tech Pharmacal Company, Inc.*	70	1,550
Cypress Bioscience, Inc.*	315	1,544
Depomed, Inc.*	430	1,527
Synovis Life Technologies, Inc.*	98	1,522
BioMimetic Therapeutics, Inc.*	114	1,499
CardioNet, Inc.*	190	1,454
Medical Action Industries, Inc.*	117	1,436

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	121

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Accelrys, Inc.*	229	$1,411
Young Innovations, Inc.	50	1,408
Chindex International, Inc.*	118	1,394
Providence Service Corp.*	90	1,367
BMP Sunstone Corp.*	270	1,366
Medcath Corp.*	130	1,361
BioCryst Pharmaceuticals, Inc.*	204	1,340
Novavax, Inc.*	580	1,340
Electro-Optical Sciences, Inc.*	180	1,336
Orexigen Therapeutics, Inc.*	220	1,296
TomoTherapy, Inc.*	380	1,296
Vascular Solutions, Inc.*	144	1,295
Celldex Therapeutics, Inc.*	210	1,289
America Service Group, Inc.	80	1,287
Health Grades, Inc.*	200	1,272
MAP Pharmaceuticals, Inc.*	80	1,271
Stereotaxis, Inc.*	250	1,253
Lexicon Genetics, Inc.*	839	1,242
Metropolitan Health Networks, Inc.*	384	1,240
Insmed, Inc.*	1,051	1,240
AVANIR Pharmaceuticals, Inc. — Class A*	524	1,216
Cytokinetics, Inc.*	374	1,197
Alliance Imaging, Inc.*	212	1,191
Vical, Inc.*	354	1,189
Progenics Pharmaceuticals, Inc.*	222	1,183
Cutera, Inc.*	114	1,182
Ista Pharmaceuticals, Inc.*	284	1,156
Maxygen, Inc.*	175	1,150
Osiris Therapeutics, Inc.*	152	1,125
Idera Pharmaceuticals, Inc.*	181	1,124
Cytori Therapeutics, Inc.*	246	1,122
LCA-Vision, Inc.*	134	1,115
StemCells, Inc.*	961	1,115
Biospecifics Technologies Corp.*	40	1,110
Array Biopharma, Inc.*	395	1,082
Rochester Medical Corp.*	84	1,077
SciClone Pharmaceuticals, Inc.*	304	1,073
ATS Medical, Inc.*	404	1,050
Capital Senior Living Corp.*	195	1,026
Repligen Corp.*	251	1,019
Skilled Healthcare Group, Inc. — Class A*	164	1,012
Cambrex Corp.*	249	1,008
Allied Healthcare International, Inc.*	364	990
Infinity Pharmaceuticals, Inc.*	160	976
Transcend Services, Inc.*	60	975
Continucare Corp.*	254	940
AVI BioPharma, Inc.*	781	929
Medidata Solutions, Inc.*	60	912
Cynosure, Inc.*	80	899
Myriad Pharmaceuticals, Inc.*	197	890
Bovie Medical Corp.*	140	875

		MARKET
	SHARES	VALUE

NeurogesX, Inc.*	90	$846
Neurocrine Biosciences, Inc.*	331	844
Utah Medical Products, Inc.	30	844
Harvard Bioscience, Inc.*	214	828
OncoGenex Pharmaceutical, Inc.*	40	821
Rockwell Medical Technologies, Inc.*	140	809
Chelsea Therapeutics International, Inc.*	220	781
RadNet, Inc.*	240	763
Idenix Pharmaceuticals, Inc.*	267	753
Hemispherx Biopharma, Inc.*	1,004	743
Cumberland Pharmaceuticals, Inc.*	70	737
Akorn, Inc.*	460	704
Adolor Corp.*	384	691
Opko Health, Inc.*	348	689
Clarient, Inc.*	254	665
Virtual Radiologic Corp.*	60	660
Nighthawk Radiology Holdings, Inc.*	200	636
MedQuist, Inc.	80	625
Synta Pharmaceuticals Corp.*	144	621
Merge Healthcare, Inc.*	280	580
NovaMed, Inc.*	170	578
Javelin Pharmaceuticals, Inc.*	429	553
KV Pharmaceutical Co.*	308	542
Caraco Pharmaceutical Laboratories Ltd.*	90	539
Biodel, Inc.*	126	538
Discovery Laboratories, Inc.*	1,025	533
Nanosphere, Inc.*	110	527
GTx, Inc.*	155	518
National Research Corp.	20	506
Hansen Medical, Inc.*	217	497
Cardiovascular Systems, Inc.*	80	425
Omeros Corp.*	60	422
Acura Pharmaceuticals, Inc.*	77	415
Matrixx Initiatives, Inc.*	80	406
Amicus Therapeutics, Inc.*	124	396
OXiGENE, Inc.*	310	381
Cornerstone Therapeutics, Inc.*	60	381
Lannet Company, Inc.*	85	361
BioDelivery Sciences International, Inc.*	90	345
TranS1, Inc.*	106	345
Cardiac Science Corp.*	168	314
Sucampo Pharmaceuticals, Inc. — Class A*	86	307
Poniard Pharmaceuticals, Inc.*	214	246
Molecular Insight Pharmaceuticals, Inc.*	144	189
Cardium Therapeutics, Inc.*	370	163
American Caresource Holdings, Inc.*	90	159
ARYx Therapeutics, Inc.*	180	157

122	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

MiddleBrook Pharmaceuticals, Inc.*	304	$91
Repros Therapeutics, Inc.*	130	88
EnteroMedics, Inc.*	154	79

Total Health Care		1,212,408

ENERGY 1.1%
Atlas Energy, Inc.*	547	17,023
Dril-Quip, Inc.*	244	14,845
World Fuel Services Corp.	498	13,267
Brigham Exploration Co.*	803	12,808
Patriot Coal Corp.*	614	12,562
Bristow Group, Inc.*	294	11,093
Nordic American Tanker Shipping Ltd.	349	10,564
Arena Resources, Inc.*	314	10,488
Rosetta Resources, Inc.*	437	10,291
Lufkin Industries, Inc.	128	10,131
Gran Tierra Energy, Inc.*	1,708	10,077
Berry Petroleum Co. — Class A	357	10,053
CARBO Ceramics, Inc.	160	9,974
Key Energy Services, Inc.*	1,034	9,875
Bill Barrett Corp.*	319	9,796
Swift Energy Co.*	305	9,376
Penn Virginia Corp.	379	9,285
McMoRan Exploration Co.*	617	9,027
Tetra Technologies, Inc.*	627	7,662
Ship Finance International Ltd.	374	6,642
Clean Energy Fuels Corp.*	288	6,561
ATP Oil & Gas Corp.*	323	6,076
Stone Energy Corp.*	337	5,982
Contango Oil & Gas Co.*	113	5,780
Complete Production Services, Inc.*	494	5,706
BPZ Resources, Inc.*	754	5,542
USEC, Inc.*	936	5,401
Global Industries Ltd.*	827	5,309
Carrizo Oil & Gas, Inc.*	231	5,301
Gulfmark Offshore, Inc. — Class A*	194	5,151
Parker Drilling Co.*	961	4,738
Northern Oil And Gas, Inc.*	294	4,660
ION Geophysical Corp.*	867	4,266
Cloud Peak Energy, Inc.*	250	4,160
Hercules Offshore, Inc.*	931	4,013
Willbros Group, Inc.*	334	4,011
Newpark Resources, Inc.*	754	3,958
James River Coal Co.*	244	3,880
Petroleum Development Corp.*	160	3,707
Hornbeck Offshore Services, Inc.*	190	3,528
International Coal Group, Inc.*	761	3,478
Goodrich Petroleum Corp.*	207	3,237
Golar LNG Ltd.*	260	3,042
General Maritime Corp.	405	2,912
Crosstex Energy, Inc.*	327	2,842
Cal Dive International, Inc.*	375	2,749

		MARKET
	SHARES	VALUE

T-3 Energy Services, Inc. — Class A*	108	$2,652
Pioneer Drilling Co.*	374	2,633
RPC, Inc.	234	2,604
Rex Energy Corp.*	217	2,472
W&T Offshore, Inc.	294	2,470
Gulf Island Fabrication, Inc.	112	2,436
Vaalco Energy, Inc.	487	2,406
Gulfport Energy Corp.*	212	2,383
PHI, Inc.*	110	2,330
Knightsbridge Tankers Ltd.	136	2,304
Matrix Service Co.*	209	2,249
Apco Oil and Gas International, Inc.	80	2,165
Harvest Natural Resources, Inc.*	284	2,138
Petroquest Energy, Inc.*	420	2,113
Delta Petroleum Corp.*	1,490	2,101
GMX Resources, Inc.*	252	2,071
Superior Well Services, Inc.*	150	2,007
Dawson Geophysical Co.*	68	1,988
Venoco, Inc.*	154	1,976
Western Refining, Inc.*	347	1,908
Clayton Williams Energy, Inc.*	53	1,854
Allis-Chalmers Energy, Inc.*	494	1,749
CVR Energy, Inc.*	195	1,706
Natural Gas Services Group, Inc.*	107	1,698
DHT Maritime, Inc.	410	1,607
Boots & Coots, Inc.*	647	1,572
Uranium Energy Corp.*	464	1,494
Cheniere Energy, Inc.*	478	1,477
Basic Energy Services, Inc.*	190	1,465
Warren Resources, Inc.*	573	1,444
Panhandle Oil and Gas, Inc. — Class A	60	1,418
Toreador Resources Corp.*	167	1,366
Oilsands Quest, Inc.*	1,834	1,356
OYO Geospace Corp.*	27	1,291
Endeavour International Corp.*	954	1,212
FX Energy, Inc.*	348	1,194
Green Plains Renewable Energy, Inc.*	80	1,142
Westmoreland Coal Co.*	90	1,136
Rex Stores Corp.*	70	1,134
Teekay Tankers Ltd.	90	1,131
Syntroleum Corp.*	518	1,098
GeoResources, Inc.*	68	1,038
Approach Resources, Inc.*	105	953
Bronco Drilling Company, Inc.*	200	940
Vantage Drilling Co.*	554	820
Delek US Holdings, Inc.	110	801
Bolt Technology Corp.*	70	792
Uranerz Energy Corp.*	424	789
Zion Oil & Gas, Inc.*	120	743
Isramco, Inc.*	10	655
CREDO Petroleum Corp.*	64	633

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	123

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Alon USA Energy, Inc.	80	$580
Union Drilling, Inc.*	84	517
TGC Industries, Inc.*	110	444
ENGlobal Corp.*	160	443
PrimeEnergy Corp.*	15	404
Geokinetics, Inc.*	50	360
Cubic Energy, Inc.*	224	237
Evergreen Energy, Inc.*	1,091	196
Sulphco, Inc.*	565	164

Total Energy		417,288

MATERIALS 1.1%
Domtar Corp.*	344	22,157
W.R. Grace & Co.*	600	16,656
Solutia, Inc.*	977	15,739
Rock-Tenn Co. — Class A	321	14,628
Silgan Holdings, Inc.	222	13,371
Olin Corp.	660	12,949
Sensient Technologies Corp.	409	11,886
Rockwood Holdings, Inc.*	419	11,154
Hecla Mining Co.*	1,920	10,502
NewMarket Corp.	94	9,681
H.B. Fuller Co.	407	9,446
Coeur d’Alene Mines Corp.*	627	9,392
Louisiana-Pacific Corp.*	1,024	9,267
Worthington Industries, Inc.	511	8,835
OM Group, Inc.*	259	8,775
Minerals Technologies, Inc.	160	8,294
PolyOne Corp.*	784	8,028
Calgon Carbon Corp.*	452	7,738
RTI International Metals, Inc.*	252	7,643
Allied Nevada Gold Corp.*	447	7,407
Arch Chemicals, Inc.	210	7,222
Texas Industries, Inc.	204	6,971
Schweitzer-Mauduit International, Inc.	144	6,849
Century Aluminum Co.*	460	6,330
Ferro Corp.*	705	6,197
Amcol International Corp.	200	5,440
Glatfelter	375	5,434
Balchem Corp.	220	5,423
Kaiser Aluminum Corp.	130	5,014
Koppers Holdings, Inc.	174	4,928
A. Schulman, Inc.	190	4,649
Stillwater Mining Co.*	349	4,530
Innophos Holdings, Inc.	154	4,297
Clearwater Paper Corp.*	86	4,235
Horsehead Holding Corp.*	347	4,108
Buckeye Technologies, Inc.*	314	4,107
Deltic Timber Corp.	93	4,097
Westlake Chemical Corp.	158	4,075
Brush Engineered Materials, Inc.*	167	3,769
Zep, Inc.	168	3,676
Haynes International, Inc.	100	3,553
Stepan Co.	63	3,521
Graphic Packaging Holding Co.*	941	3,397

		MARKET
	SHARES	VALUE

KapStone Paper and Packaging Corp.*	273	$3,241
Wausau Paper Corp.*	364	3,109
Spartech Corp.*	257	3,007
Omnova Solutions, Inc.*	357	2,802
Myers Industries, Inc.	265	2,777
Quaker Chemical Corp.	100	2,711
Olympic Steel, Inc.	80	2,612
STR Holdings, Inc.*	100	2,350
LSB Industries, Inc.*	150	2,286
Innospec, Inc.*	197	2,238
Headwaters, Inc.*	487	2,235
Zoltek Companies, Inc.*	226	2,179
Neenah Paper, Inc.	134	2,123
ICO, Inc.	228	1,842
A.M. Castle & Co.*	140	1,833
US Gold Corp.*	671	1,812
General Moly, Inc.*	536	1,780
Graham Packaging Company, Inc.*	140	1,757
ShengdaTech, Inc.*	230	1,723
Hawkins, Inc.	70	1,694
Kraton Performance Polymers, Inc.*	92	1,643
Boise, Inc.*	250	1,533
Universal Stainless & Alloy Products, Inc.*	60	1,439
Landec Corp.*	209	1,386
AEP Industries, Inc.*	50	1,301
American Vanguard Corp.	156	1,271
China Green Agriculture, Inc.*	90	1,260
Bway Holding Co.*	60	1,206
Paramount Gold and Silver Corp.*	631	877
United States Lime & Minerals, Inc.*	20	773
General Steel Holdings, Inc.*	136	559
China Precision Steel, Inc.*	246	517
NL Industries, Inc.	57	489
Ampal American Israel Corp. — Class A*	171	475
Sutor Technology Group Ltd.*	68	197
U.S. Concrete, Inc.*	284	108

Total Materials		396,515

CONSUMER STAPLES 0.7%
Casey’s General Stores, Inc.	417	13,094
TreeHouse Foods, Inc.*	296	12,985
Nu Skin Enterprises, Inc.	419	12,193
Ruddick Corp.	358	11,327
Universal Corp.	214	11,276
United Natural Foods, Inc.*	357	10,042
Lancaster Colony Corp.	160	9,434
Sanderson Farms, Inc.	174	9,328
Diamond Foods, Inc.	167	7,021
Fresh Del Monte Produce, Inc.*	340	6,885

124	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

American Italian Pasta Co.*	174	$6,763
Darling International, Inc.*	683	6,120
Hain Celestial Group, Inc.*	346	6,003
Chiquita Brands International, Inc.*	372	5,852
Tootsie Roll Industries, Inc.	209	5,652
J&J Snack Foods Corp.	130	5,651
Winn-Dixie Stores, Inc.*	447	5,583
Lance, Inc.	234	5,412
Vector Group Ltd.	331	5,107
Andersons, Inc.	146	4,888
Central Garden and Pet Co. — Class A*	507	4,644
WD-40 Co.	130	4,268
Heckmann Corp.*	717	4,159
Boston Beer Company, Inc. — Class A*	78	4,076
B&G Foods, Inc.	384	4,024
Weis Markets, Inc.	110	4,000
Cal-Maine Foods, Inc.	115	3,897
Alliance One International, Inc.*	744	3,787
Synutra International, Inc.*	161	3,640
Nash Finch Co.	106	3,567
Elizabeth Arden, Inc.*	196	3,528
Dole Food Company, Inc.*	290	3,436
Smart Balance, Inc.*	520	3,370
Pricesmart, Inc.	144	3,348
Medifast, Inc.*	114	2,865
Spartan Stores, Inc.	183	2,639
Zhongpin, Inc.*	200	2,540
Prestige Brands Holdings, Inc. — Class A*	280	2,520
Pantry, Inc.*	196	2,448
Revlon, Inc.*	160	2,373
Seneca Foods Corp. — Class A*	80	2,330
Great Atlantic & Pacific Tea Company, Inc.*	284	2,178
American Oriental Bioengineering, Inc.*	517	2,109
USANA Health Sciences, Inc.*	60	1,885
Inter Parfums, Inc.	120	1,778
Ingles Markets, Inc. — Class A	114	1,713
Village Super Market, Inc.	60	1,682
Star Scientific, Inc.*	655	1,670
Imperial Sugar Company, Inc.	107	1,660
Calavo Growers, Inc.	87	1,587
American Dairy, Inc.*	80	1,532
Coca-Cola Bottling Company Consolidated	26	1,525
China-Biotics, Inc.*	80	1,433
China Sky One Medical, Inc.*	90	1,414
Nutraceutical International Corp.*	90	1,345
Farmer Brothers Co.	60	1,124
Arden Group, Inc.	10	1,063

		MARKET
	SHARES	VALUE

Diedrich Coffee, Inc.*	30	$1,044
National Beverage Corp.	92	1,023
Griffin Land & Nurseries, Inc.	35	1,017
AgFeed Industries, Inc.*	228	1,001
Omega Protein Corp.*	171	983
Female Health Co.	127	911
Oil-Dri Corporation of America	44	850
Orchids Paper Products Co.*	50	822
Overhill Farms, Inc.*	140	816
Schiff Nutrition International, Inc.	93	761
Alico, Inc.	26	656
HQ Sustainable Maritime Industries, Inc.*	95	570
Susser Holdings Corp.*	60	507
Lifeway Foods, Inc.*	40	475
Harbinger Group, Inc.*	70	474
Mannatech, Inc.	134	448

Total Consumer Staples		270,131

UTILITIES 0.7%
Piedmont Natural Gas Co.	609	16,796
Nicor, Inc.	384	16,097
WGL Holdings, Inc.	415	14,380
IDACORP, Inc.	402	13,917
New Jersey Resources Corp.	347	13,033
Cleco Corp.	487	12,930
Portland General Electric Co.	640	12,359
Southwest Gas Corp.	375	11,220
Northwest Natural Gas Co.	231	10,765
South Jersey Industries, Inc.	245	10,288
Black Hills Corp.	332	10,076
Avista Corp.	451	9,340
Unisource Energy Corp.	295	9,275
PNM Resources, Inc.	723	9,059
Allete, Inc.	244	8,169
NorthWestern Corp.	295	7,909
El Paso Electric Co.*	374	7,704
MGE Energy, Inc.	198	7,001
UIL Holding Corp.	242	6,655
California Water Service Group	168	6,319
Laclede Group, Inc.	180	6,070
CH Energy Group, Inc.	130	5,309
Empire District Electric Co.	294	5,298
American States Water Co.	148	5,136
SJW Corp.	110	2,796
Chesapeake Utilities Corp.	84	2,503
Southwest Water Co.	210	2,192
Unitil Corp.	90	2,093
Middlesex Water Co.	110	1,876
Central Vermont Public Service Corp.	90	1,815
Consolidated Water Company, Inc.	124	1,684
Connecticut Water Service, Inc.	70	1,629
York Water Co.	104	1,430
Cadiz, Inc.*	107	1,366

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	125

1

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     RUSSELL 2000® FUND

		MARKET
	SHARES	VALUE

Pennichuck Corp.	40	$940
Artesian Resources Corp. — Class A	50	883
US Geothermal, Inc.*	531	483

Total Utilities		256,795

TELECOMMUNICATION SERVICES 0.2%
Syniverse Holdings, Inc.*	565	11,001
Cincinnati Bell, Inc.*	1,962	6,691
AboveNet, Inc.*	110	5,580
PAETEC Holding Corp.*	1,011	4,732
Iowa Telecommunications Services, Inc.	272	4,542
NTELOS Holdings Corp.	254	4,519
Neutral Tandem, Inc.*	282	4,506
Premiere Global Services, Inc.*	514	4,246
Shenandoah Telecommunications Co.	204	3,835
Cogent Communications Group, Inc.*	368	3,831
Global Crossing Ltd.*	245	3,712
Consolidated Communications Holdings, Inc.	190	3,602
Atlantic Tele-Network, Inc.	70	3,145
Alaska Communications Systems Group, Inc.	366	2,972
Cbeyond, Inc.*	200	2,736
USA Mobility, Inc.*	188	2,382
General Communication, Inc. — Class A*	360	2,077
SureWest Communications*	124	1,065
HickoryTech Corp.	114	1,007
inContact, Inc.*	224	638

Total Telecommunication Services		76,819

Total Common Stocks
(Cost $6,193,756)		8,479,812

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS 85.0%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$10,168,044	$10,168,044
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	8,111,215	8,111,215
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	8,019,866	8,019,866
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	4,255,112	4,255,112
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	859,271	859,271

Total Repurchase Agreements (Cost $31,413,508)		31,413,508

Total Investments 107.9% (Cost $37,607,264)		$39,893,320

Liabilities in Excess of Other Assets – (7.9)%		$(2,930,723)

Net Assets – 100.0%		$36,962,597

		Unrealized
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS PURCHASED(a)
June 2010 Russell 2000 Index
Mini Futures Contracts (Aggregate Market Value of Contracts $2,771,190)	41	$(24,088)

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC April 2010 Russell 2000 Index Swap, Terminating 04/01/10††† (Notional Market Value $9,336,771)	13,758	$331,560
Goldman Sachs International April 2010 Russell 2000 Index Swap, Terminating 04/27/10††† (Notional Market Value $16,297,181)	24,014	(21,351)

(Total Notional Market Value $25,633,952)		$310,209

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
126	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

2

SCHEDULE OF INVESTMENTS
March 31, 2010
     INVERSE RUSSELL 2000® STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS 77.6%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$7,016,093	$7,016,093
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	5,596,852	5,596,852
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	5,533,820	5,533,820
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	4,310,113	4,310,113
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	592,909	592,909

Total Repurchase Agreements (Cost $23,049,787)		23,049,787

Total Investments 77.6% (Cost $23,049,787)		$23,049,787

Other Assets in Excess of Liabilities – 22.4%		$6,642,858

Net Assets – 100.0%		$29,692,645

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS SOLD SHORT(a)
June 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $3,041,550)	45	$15,748

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International April 2010 Russell 2000 Index Swap, Terminating 04/27/10††† (Notional Market Value $6,494,293)	9,570	$30,586
Credit Suisse Capital, LLC April 2010 Russell 2000 Index Swap, Terminating 04/01/10††† (Notional Market Value $19,708,666)	29,041	(311,210)

(Total Notional Market Value $26,202,959)		$(280,624)

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as equity index swap collateral at March 31, 2010.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	127

3

SCHEDULE OF INVESTMENTS
March 31, 2010
     S&P 500 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 100.2%(a)

INFORMATION TECHNOLOGY 26.7%
Red Hat, Inc.*	15,479	$453,071
Cognizant Technology Solutions Corp. — Class A*	8,796	448,420
Salesforce.com, Inc.*	5,685	423,248
Apple, Inc.*	1,559	366,256
Akamai Technologies, Inc.*	11,601	364,387
eBay, Inc.*	13,278	357,842
NetApp, Inc.*	10,411	338,982
Western Digital Corp.*	8,430	328,686
Google, Inc. — Class A*	561	318,093
Visa, Inc.	3,170	288,565
Broadcom Corp. — Class A	7,500	248,850
Amphenol Corp.	5,598	236,180
QLogic Corp.*	10,730	217,819
EMC Corp.*	12,010	216,660
Juniper Networks, Inc.*	7,054	216,417
Citrix Systems, Inc.*	3,380	160,449
Oracle Corp.	6,021	154,680
Corning, Inc.	7,440	150,362
Teradata Corp.*	5,170	149,361
Flir Systems, Inc.*	4,906	138,349
McAfee, Inc.*	3,210	128,817
Adobe Systems, Inc.*	3,486	123,300
Microsoft Corp.	3,816	111,694
Autodesk, Inc.*	3,788	111,443
Altera Corp.	4,460	108,423
BMC Software, Inc.*	2,824	107,312
NVIDIA Corp.*	5,522	95,972
International Business Machines Corp.	650	83,363

Total Information Technology		6,447,001

CONSUMER DISCRETIONARY 20.7%
Priceline.com, Inc.*	1,870	476,850
Amazon.com, Inc.*	3,221	437,186
Wynn Resorts Ltd.	4,417	334,941
Viacom, Inc. — Class B*	9,526	327,504
Coach, Inc.	7,658	302,644
Nordstrom, Inc.	7,150	292,077
Best Buy Company, Inc.	6,270	266,726
Starbucks Corp.*	10,276	249,399
Urban Outfitters, Inc.*	6,430	244,533
Tiffany & Co.	4,644	220,544
DIRECTV — Class A*	6,279	212,293
Abercrombie & Fitch Co. — Class A	4,036	184,203
Ross Stores, Inc.	3,120	166,826
Expedia, Inc.	6,610	164,986
Bed Bath & Beyond, Inc.*	3,739	163,619
Polo Ralph Lauren Corp.	1,730	147,119
O’Reilly Automotive, Inc.*	3,210	133,889
Starwood Hotels & Resorts
Worldwide, Inc.	2,581	120,378

		MARKET
	SHARES	VALUE

AutoZone, Inc.*	679	$117,528
Wyndham Worldwide Corp.	4,550	117,072
TJX Companies, Inc.	2,614	111,147
Hasbro, Inc.	2,901	111,050
Kohl’s Corp.*	1,831	100,302

Total Consumer Discretionary		5,002,816

ENERGY 17.5%
Cameron International Corp.*	8,493	364,010
Massey Energy Co.	6,580	344,068
Denbury Resources, Inc.*	19,088	322,015
Rowan Companies, Inc.*	10,910	317,590
Anadarko Petroleum Corp.	4,212	306,760
National-Oilwell Varco, Inc.	6,740	273,509
FMC Technologies, Inc.*	4,014	259,425
Diamond Offshore Drilling, Inc.	2,520	223,801
Southwestern Energy Co.*	5,150	209,708
Range Resources Corp.	4,232	198,354
Baker Hughes, Inc.	4,173	195,463
Schlumberger Ltd.	2,945	186,890
Peabody Energy Corp.	3,890	177,773
Pioneer Natural Resources Co.	2,860	161,075
XTO Energy, Inc.	3,383	159,610
EOG Resources, Inc.	1,642	152,608
Occidental Petroleum Corp.	1,710	144,563
Helmerich & Payne, Inc.	3,260	124,141
Noble Energy, Inc.	1,581	115,413

Total Energy		4,236,776

HEALTH CARE 13.2%
Intuitive Surgical, Inc.*	1,220	424,719
Mylan Laboratories, Inc.*	14,720	334,291
CIGNA Corp.	8,650	316,417
Biogen Idec, Inc.*	3,551	203,685
Allergan, Inc.	2,558	167,089
Gilead Sciences, Inc.*	3,600	163,728
Watson Pharmaceuticals, Inc.*	3,890	162,485
Express Scripts, Inc.*	1,586	161,391
Life Technologies Corp.*	3,000	156,810
DaVita, Inc.*	2,461	156,028
Celgene Corp.*	2,469	152,979
Waters Corp.*	2,005	135,418
Millipore Corp.*	1,180	124,608
Medco Health Solutions, Inc.*	1,890	122,018
Hospira, Inc.*	1,900	107,635
St. Jude Medical, Inc.*	2,578	105,827
Laboratory Corporation of America Holdings*	1,230	93,123
Zimmer Holdings, Inc.*	1,548	91,642

Total Health Care		3,179,893

FINANCIALS 7.7%
ProLogis	25,950	342,540
Ventas, Inc.	6,320	300,074
IntercontinentalExchange, Inc.*	2,306	258,687
CB Richard Ellis Group, Inc. — Class A*	14,074	223,073

128	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

4

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     S&P 500 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

Invesco Ltd.	8,570	$187,769
Janus Capital Group, Inc.	10,860	155,189
Hudson City Bancorp, Inc.	9,620	136,219
CME Group, Inc.	420	132,766
American Express Co.	2,870	118,416

Total Financials		1,854,733

INDUSTRIALS 6.6%
Flowserve Corp.	2,650	292,215
Precision Castparts Corp.	2,211	280,156
First Solar, Inc.*	1,151	141,170
Goodrich Corp.	1,940	136,809
Caterpillar, Inc.	2,165	136,070
Honeywell International, Inc.	2,750	124,492
ITT Corp.	2,101	112,635
Stericycle, Inc.*	1,770	96,465
United Technologies Corp.	1,230	90,540
Danaher Corp.	1,132	90,458
W.W. Grainger, Inc.	830	89,740

Total Industrials		1,590,750

MATERIALS 5.9%
Cliffs Natural Resources, Inc.	6,030	427,828
CF Industries Holdings, Inc.	3,470	316,395
Freeport-McMoRan Copper & Gold, Inc.	3,129	261,397
MeadWestvaco Corp.	6,210	158,665
Newmont Mining Corp.	1,900	96,767
FMC Corp.	1,473	89,175
Praxair, Inc.	1,000	83,000

Total Materials		1,433,227

CONSUMER STAPLES 1.9%
Whole Foods Market, Inc.*	9,280	335,472
Avon Products, Inc.	3,433	116,276

Total Consumer Staples		451,748

Total Common Stocks
(Cost $18,993,589)		24,196,944

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS 0.6%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$52,337	$52,337
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	41,750	41,750
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	41,280	41,280
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	4,423	4,423

Total Repurchase Agreements (Cost $139,790)		139,790

Total Investments 100.8% (Cost $19,133,379)		$24,336,734

Liabilities in Excess of Other Assets – (0.8)%		$(194,778)

Net Assets – 100.0%		$24,141,956

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	129

5

SCHEDULE OF INVESTMENTS
March 31, 2010
     S&P 500 PURE VALUE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%(a)

FINANCIALS 27.3%
Genworth Financial, Inc. — Class A*	202,437	$3,712,695
Huntington Bancshares, Inc.	684,951	3,678,187
Zions Bancorporation	153,413	3,347,472
SunTrust Banks, Inc.	118,062	3,162,881
Bank of America Corp.	137,247	2,449,859
Lincoln National Corp.	69,610	2,137,027
Assurant, Inc.	61,125	2,101,477
Citigroup, Inc.*	501,925	2,032,796
Capital One Financial Corp.	41,144	1,703,773
MetLife, Inc.	38,110	1,651,687
Unum Group	66,580	1,649,187
American International Group, Inc.*	47,192	1,611,135
KeyCorp	205,241	1,590,618
E*Trade Financial Corp.*	883,450	1,457,693
Comerica, Inc.	35,757	1,360,196
NASDAQ OMX Group, Inc.*	57,760	1,219,891
Host Hotels & Resorts, Inc.	82,629	1,210,515
Morgan Stanley	39,398	1,153,967
Cincinnati Financial Corp.	37,530	1,084,617
Marshall & Ilsley Corp.	133,989	1,078,611
BB&T Corp.	29,976	970,923
Kimco Realty Corp.	61,370	959,827
Regions Financial Corp.	112,033	879,459
Allstate Corp.	22,767	735,602
The Travelers Companies, Inc.	11,980	646,201
Discover Financial Services	40,680	606,132

Total Financials		44,192,428

UTILITIES 14.7%
Integrys Energy Group, Inc.	69,624	3,298,785
Pepco Holdings, Inc.	141,436	2,425,627
NiSource, Inc.	127,837	2,019,825
Oneok, Inc.	40,200	1,835,130
Ameren Corp.	59,158	1,542,841
CMS Energy Corp.	81,975	1,267,333
DTE Energy Co.	24,393	1,087,928
CenterPoint Energy, Inc.	74,729	1,073,108
Northeast Utilities	37,190	1,027,932
Edison International	27,080	925,324
Nicor, Inc.	20,861	874,493
Pinnacle West Capital Corp.	21,733	819,986
American Electric Power Company, Inc.	23,255	794,856
Consolidated Edison, Inc.	17,308	770,898
SCANA Corp.	19,864	746,688
Constellation Energy Group, Inc.	20,340	714,137
Xcel Energy, Inc.	33,591	712,129
Allegheny Energy, Inc.	28,250	649,750
Duke Energy Corp.	37,303	608,785
Progress Energy, Inc.	15,464	608,663

Total Utilities		23,804,218

		MARKET
	SHARES	VALUE

ENERGY 13.0%
Tesoro Corp.	339,573	$4,720,065
Valero Energy Corp.	221,968	4,372,769
Sunoco, Inc.	117,610	3,494,193
Marathon Oil Corp.	65,190	2,062,612
Smith International, Inc.	44,390	1,900,780
Hess Corp.	21,380	1,337,319
Chesapeake Energy Corp.	40,087	947,657
Williams Companies, Inc.	34,640	800,184
Chevron Corp.	9,186	696,574
ConocoPhillips	13,500	690,795

Total Energy		21,022,948

HEALTH CARE 11.1%
Cardinal Health, Inc.	85,310	3,073,719
Coventry Health Care, Inc.*	106,571	2,634,435
AmerisourceBergen Corp.	86,685	2,506,930
Humana, Inc.*	52,630	2,461,505
McKesson Corp.	33,590	2,207,535
WellPoint, Inc.*	23,198	1,493,487
Tenet Healthcare Corp.*	253,106	1,447,767
Aetna, Inc.	36,470	1,280,462
CareFusion Corp.*	31,891	842,879

Total Health Care		17,948,719

CONSUMER DISCRETIONARY 9.8%
Sears Holdings Corp.*	40,670	4,409,848
Whirlpool Corp.	20,805	1,815,236
J.C. Penney Company, Inc.	53,927	1,734,832
Goodyear Tire & Rubber Co.*	124,467	1,573,263
Interpublic Group of Companies, Inc.*	173,740	1,445,517
Big Lots, Inc.*	32,310	1,176,730
Eastman Kodak Co.*	180,827	1,046,988
AutoNation, Inc.*	57,519	1,039,944
Fortune Brands, Inc.	15,824	767,622
Comcast Corp. — Class A	39,620	745,648

Total Consumer Discretionary		15,755,628

CONSUMER STAPLES 9.0%
Tyson Foods, Inc. — Class A	189,318	3,625,440
Safeway, Inc.	115,520	2,871,827
Kroger Co.	106,100	2,298,126
Dean Foods Co.*	113,070	1,774,068
Archer-Daniels-Midland Co.	60,190	1,739,491
CVS Caremark Corp.	35,791	1,308,519
Costco Wholesale Corp.	15,340	915,952

Total Consumer Staples		14,533,423

INDUSTRIALS 6.4%
Jacobs Engineering Group, Inc.*	37,774	1,707,007
Textron, Inc.	61,132	1,297,832
Fluor Corp.	27,540	1,280,886
Ryder System, Inc.	31,432	1,218,304
Southwest Airlines Co.	71,350	943,247
L-3 Communications Holdings, Inc.	9,420	863,155
RR Donnelley & Sons Co.	39,175	836,386

130	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

6

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     S&P 500 PURE VALUE FUND

		MARKET
	SHARES	VALUE

Eaton Corp.	10,940	$828,924
Snap-On, Inc.	16,356	708,869
Avery Dennison Corp.	16,273	592,500

Total Industrials		10,277,110

MATERIALS 4.1%
United States Steel Corp.	60,080	3,816,281
Alcoa, Inc.	142,240	2,025,498
Dow Chemical Co.	27,780	821,455

Total Materials		6,663,234

TELECOMMUNICATION SERVICES 2.3%
Sprint Nextel Corp.*	569,790	2,165,202
MetroPCS Communications, Inc.*	136,090	963,517
CenturyTel, Inc.	18,707	663,350

Total Telecommunication Services		3,792,069

INFORMATION TECHNOLOGY 1.8%
Xerox Corp.	195,480	1,905,930
Lexmark International, Inc.*	29,519	1,065,045

Total Information Technology		2,970,975

Total Common Stocks (Cost $146,608,278)		160,960,752

	FACE
	AMOUNT
REPURCHASE AGREEMENTS 0.8%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$454,079	454,079
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	362,226	362,226
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	358,147	358,147
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	38,373	38,373

Total Repurchase Agreements (Cost $1,212,825)		1,212,825

Total Investments 100.3% (Cost $147,821,103)		$162,173,577

Liabilities in Excess of Other Assets – (0.3)%		$(564,316)

Net Assets – 100.0%		$161,609,261

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	131

SCHEDULE OF INVESTMENTS
March 31, 2010
     S&P MIDCAP 400 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.3%(a)

CONSUMER DISCRETIONARY 28.6%
Guess?, Inc.	32,070	$1,506,648
Netflix, Inc.*	20,172	1,487,483
Aeropostale, Inc.*	50,539	1,457,039
Cheesecake Factory, Inc.*	51,940	1,405,496
Bally Technologies, Inc.*	24,900	1,009,446
Tupperware Brands Corp.	20,076	968,065
LKQ Corp.*	47,400	962,220
Fossil, Inc.*	23,820	898,967
Panera Bread Co.*	11,267	861,813
Chipotle Mexican Grill, Inc. — Class A*	7,293	821,702
J. Crew Group, Inc.*	17,644	809,860
The Warnaco Group, Inc.*	16,197	772,759
Life Time Fitness, Inc.*	25,500	716,550
Collective Brands, Inc.*	29,700	675,378
CarMax, Inc.*	25,560	642,067
Under Armour, Inc.*	20,711	609,111
Chico’s FAS, Inc.	37,833	545,552
Williams-Sonoma, Inc.	20,680	543,677
Sotheby’s	17,340	539,101
Lamar Advertising Co.*	14,960	513,876
WMS Industries, Inc.*	10,943	458,949
DreamWorks Animation SKG, Inc. — Class A*	11,611	457,357
Gentex Corp.	20,400	396,168
ITT Educational Services, Inc.*	3,512	395,030
Dollar Tree, Inc.*	6,236	369,296
Strayer Education, Inc.	1,335	325,099

Total Consumer Discretionary		20,148,709

INFORMATION TECHNOLOGY 20.4%
3Com Corp.*	150,398	1,156,561
Equinix, Inc.*	11,282	1,098,190
Solera Holdings, Inc.	26,570	1,026,930
CommScope, Inc.*	36,014	1,009,112
F5 Networks, Inc.*	13,774	847,239
Cree, Inc.*	11,861	832,879
Advent Software, Inc.*	18,200	814,450
Polycom, Inc.*	26,207	801,410
ANSYS, Inc.*	17,054	735,710
Itron, Inc.*	9,850	714,814
FactSet Research Systems, Inc.	9,043	663,485
Informatica Corp.*	24,340	653,772
Rovi Corp.*	15,310	568,460
Sybase, Inc.*	11,101	517,529
Global Payments, Inc.	9,316	424,344
ValueClick, Inc.*	35,556	360,538
Gartner, Inc. — Class A*	15,824	351,926
Alliance Data Systems Corp.*	5,414	346,442
Micros Systems, Inc.*	10,103	332,187
Silicon Laboratories, Inc.*	6,331	301,799
Semtech Corp.*	17,080	297,704
NeuStar, Inc.*	11,311	285,037

		MARKET
	SHARES	VALUE

Broadridge Financial Solutions, Inc.	11,740	$251,001

Total Information Technology		14,391,519

HEALTH CARE 13.2%
Community Health Systems, Inc.*	40,841	1,508,258
WellCare Health Plans, Inc.*	34,797	1,036,255
United Therapeutics Corp.*	17,163	949,629
OSI Pharmaceuticals, Inc.*	14,994	892,893
Lincare Holdings, Inc.*	17,039	764,710
IDEXX Laboratories, Inc.*	12,130	698,081
Cerner Corp.*	7,372	627,062
Kinetic Concepts, Inc.*	11,787	563,536
Masimo Corp.	16,880	448,164
Medicis Pharmaceutical Corp. — Class A	16,330	410,863
Mettler-Toledo International, Inc.*	3,538	386,350
Edwards Lifesciences Corp.*	3,640	359,923
Covance, Inc.*	5,199	319,167
ResMed, Inc.*	4,958	315,577

Total Health Care		9,280,468

INDUSTRIALS 9.5%
Bucyrus International, Inc.	26,887	1,774,273
BE Aerospace, Inc.*	31,560	961,002
Joy Global, Inc.	16,778	949,635
Thomas & Betts Corp.*	19,772	775,853
Kirby Corp.*	11,797	450,055
Valmont Industries, Inc.	5,430	449,767
FTI Consulting, Inc.*	9,355	367,839
AMETEK, Inc.	8,410	348,679
Oshkosh Corp.*	7,560	304,970
Nordson Corp.	4,380	297,490

Total Industrials		6,679,563

ENERGY 7.4%
Oceaneering International, Inc.*	19,609	1,244,975
Atwood Oceanics, Inc.*	33,630	1,164,607
Quicksilver Resources, Inc.*	65,477	921,261
Bill Barrett Corp.*	26,150	803,067
Superior Energy Services*	36,856	774,713
Plains Exploration & Production Co.*	9,818	294,442

Total Energy		5,203,065

FINANCIALS 7.0%
Jones Lang LaSalle, Inc.	17,841	1,300,431
SL Green Realty Corp.	18,426	1,055,257
Waddell & Reed Financial, Inc. — Class A	23,910	861,716
AmeriCredit Corp.*	26,992	641,330
MSCI, Inc. — Class A*	15,283	551,716
Affiliated Managers Group, Inc.*	6,825	539,175

Total Financials		4,949,625

132	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     S&P MIDCAP 400 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

MATERIALS 6.2%
Reliance Steel & Aluminum Co.	26,982	$1,328,324
Terra Industries, Inc.	23,998	1,098,149
Steel Dynamics, Inc.	62,069	1,084,345
Lubrizol Corp.	5,349	490,610
Greif, Inc. — Class A	7,415	407,232

Total Materials		4,408,660

CONSUMER STAPLES 5.5%
Green Mountain Coffee Roasters, Inc.*	21,558	2,087,246
NBTY, Inc.*	21,350	1,024,373
Hansen Natural Corp.*	16,946	735,117

Total Consumer Staples		3,846,736

TELECOMMUNICATION SERVICES 1.5%
tw telecom, Inc.*	34,610	628,172
Syniverse Holdings, Inc.*	23,373	455,072

Total Telecommunication Services		1,083,244

Total Common Stocks (Cost $57,463,942)		69,991,589

WARRANTS 0.0%(b)
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	18	1

Total Consumer Discretionary		1

Total Warrants (Cost $—)		1

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS 0.6%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$159,469	$159,469
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	127,211	127,211
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	125,779	125,779
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	13,476	13,476

Total Repurchase Agreements (Cost $425,935)		425,935

Total Investments 99.9% (Cost $57,889,877)		$70,417,525

Other Assets in Excess of Liabilities – 0.1%		$53,177

Net Assets – 100.0%		$70,470,702

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	133

SCHEDULE OF INVESTMENTS
March 31, 2010
     S&P MIDCAP 400 PURE VALUE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%(a)

INDUSTRIALS 21.4%
Federal Signal Corp.	623,371	$5,616,573
Terex Corp.*	228,464	5,188,418
Manpower, Inc.	65,426	3,737,133
KBR, Inc.	165,628	3,670,317
Trinity Industries, Inc.	180,877	3,610,305
URS Corp.*	69,040	3,425,074
AGCO Corp.*	78,930	2,831,219
Timken Co.	75,909	2,278,029
Shaw Group, Inc.*	62,170	2,139,891
Con-way, Inc.	58,275	2,046,618
Alaska Air Group, Inc.*	45,167	1,862,235
Granite Construction, Inc.	58,275	1,761,071
JetBlue Airways Corp.*	304,985	1,701,816
The Brink’s Co.	58,695	1,656,960
Aecom Technology Corp.*	56,825	1,612,125
Alexander & Baldwin, Inc.	43,325	1,431,891
GATX Corp.	32,115	920,095

Total Industrials		45,489,770

FINANCIALS 16.1%
Cathay General Bancorp	540,630	6,298,339
Associated Banc-Corp.	260,300	3,592,140
Synovus Financial Corp.	800,185	2,632,609
Unitrin, Inc.	92,355	2,590,558
Astoria Financial Corp.	173,424	2,514,648
Horace Mann Educators Corp.	131,137	1,974,923
Wilmington Trust Corp.	110,329	1,828,152
American Financial Group, Inc.	61,075	1,737,584
First American Corp.	49,942	1,690,037
Reinsurance Group of America, Inc.	31,674	1,663,518
Hospitality Properties Trust	65,140	1,560,103
Stancorp Financial Group, Inc.	30,155	1,436,283
Old Republic International Corp.	111,277	1,410,992
Protective Life Corp.	58,694	1,290,681
Hanover Insurance Group, Inc.	24,750	1,079,348
HCC Insurance Holdings, Inc.	35,170	970,692

Total Financials		34,270,607

CONSUMER DISCRETIONARY 14.6%
Foot Locker, Inc.	365,679	5,499,812
Regis Corp.	224,548	4,194,557
Saks, Inc.*	437,720	3,764,392
Barnes & Noble, Inc.	156,446	3,382,362
Rent-A-Center, Inc.*	135,265	3,199,017
Boyd Gaming Corp.*	242,258	2,393,509
Coldwater Creek, Inc.*	321,180	2,228,989
Brinker International, Inc.	97,752	1,884,659
Bob Evans Farms, Inc.	53,269	1,646,545
Scholastic Corp.	54,380	1,522,640
Harte-Hanks, Inc.	108,621	1,396,866

Total Consumer Discretionary		31,113,348

		MARKET
	SHARES	VALUE

HEALTH CARE 9.7%
Kindred Healthcare, Inc.*	384,790	$6,945,460
Health Net, Inc.*	171,635	4,268,562
Omnicare, Inc.	123,995	3,507,819
Owens & Minor, Inc.	75,360	3,495,950
LifePoint Hospitals, Inc.*	68,090	2,504,350

Total Health Care		20,722,141

UTILITIES 8.9%
Dynegy, Inc.*	2,339,289	2,947,504
PNM Resources, Inc.	159,427	1,997,620
NV Energy, Inc.	152,663	1,882,335
Atmos Energy Corp.	62,328	1,780,711
UGI Corp.	67,025	1,778,843
Hawaiian Electric Industries, Inc.	70,875	1,591,144
Great Plains Energy, Inc.	84,260	1,564,708
Alliant Energy Corp.	46,475	1,545,759
Black Hills Corp.	43,997	1,335,309
WGL Holdings, Inc.	38,135	1,321,378
Westar Energy, Inc.	52,238	1,164,907

Total Utilities		18,910,218

INFORMATION TECHNOLOGY 8.8%
Tech Data Corp.*	92,363	3,870,010
Ingram Micro, Inc. — Class A*	200,885	3,525,532
Arrow Electronics, Inc.*	109,578	3,301,585
NCR Corp.*	203,611	2,809,832
Avnet, Inc.*	50,216	1,506,480
Diebold, Inc.	41,235	1,309,623
Convergys Corp.*	101,830	1,248,436
SRA International, Inc. — Class A*	55,605	1,156,028

Total Information Technology		18,727,526

CONSUMER STAPLES 8.0%
Smithfield Foods, Inc.*	235,036	4,874,647
BJ’s Wholesale Club, Inc.*	106,720	3,947,573
Ruddick Corp.	83,293	2,635,391
Universal Corp.	44,363	2,337,486
Corn Products International, Inc.	54,115	1,875,626
Ralcorp Holdings, Inc.*	18,775	1,272,569

Total Consumer Staples		16,943,292

ENERGY 5.9%
Frontier Oil Corp.	367,858	4,966,083
Patriot Coal Corp.*	161,892	3,312,310
Overseas Shipholding Group, Inc.	81,825	3,209,995
Patterson-UTI Energy, Inc.	77,265	1,079,392

Total Energy		12,567,780

MATERIALS 5.3%
Ashland, Inc.	93,847	4,952,306
Commercial Metals Co.	175,685	2,645,816
Worthington Industries, Inc.	122,188	2,112,631
Cytec Industries, Inc.	33,464	1,564,107

Total Materials		11,274,860

134	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     S&P MIDCAP 400 PURE VALUE FUND

		MARKET
	SHARES	VALUE

TELECOMMUNICATION SERVICES 0.8%
Telephone & Data Systems, Inc.	50,070	$1,694,870

Total Telecommunication Services		1,694,870

Total Common Stocks (Cost $189,695,045)		211,714,412

WARRANTS 0.0%(b)
CONSUMER DISCRETIONARY 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	176	2

Total Consumer Discretionary		2

Total Warrants (Cost $—)		2

	FACE
	AMOUNT
REPURCHASE AGREEMENTS 1.0%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$801,035	801,035
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	638,999	638,999
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	631,802	631,802
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	67,693	67,693

Total Repurchase Agreements (Cost $2,139,529)		2,139,529

Total Investments 100.5% (Cost $191,834,574)		$213,853,943

Liabilities in Excess of Other Assets – (0.5)%		$(1,029,968)

Net Assets – 100.0%		$212,823,975

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	135

SCHEDULE OF INVESTMENTS
March 31, 2010
     S&P SMALLCAP 600 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.7%(a)

INFORMATION TECHNOLOGY 29.6%
Perficient, Inc.*	15,925	$179,476
Blue Coat Systems, Inc.*	5,639	175,034
Diodes, Inc.*	6,452	144,525
Wright Express Corp.*	4,607	138,763
Triquint Semiconductor, Inc.*	19,238	134,666
Radiant Systems, Inc.*	8,549	121,994
Ebix, Inc.*	7,630	121,851
Interactive Intelligence, Inc.*	6,390	119,429
comScore, Inc.*	6,970	116,329
Netscout Systems, Inc.*	7,783	115,111
Cybersource Corp.*	6,092	107,463
Blackbaud, Inc.	3,985	100,382
Compellent Technologies, Inc.*	5,588	98,069
Commvault Systems, Inc.*	4,587	97,932
Novatel Wireless, Inc.*	13,823	93,029
Sigma Designs, Inc.*	7,860	92,198
Hittite Microwave Corp.*	2,078	91,370
Synaptics, Inc.*	3,053	84,293
Tessera Technologies, Inc.*	4,133	83,817
TTM Technologies, Inc.*	9,386	83,348
Smith Micro Software, Inc.*	9,396	83,061
JDA Software Group, Inc.*	2,670	74,279
Taleo Corp.*	2,863	74,180
Veeco Instruments, Inc.*	1,670	72,645
Epicor Software Corp.*	7,439	71,117
TeleTech Holdings, Inc.*	4,140	70,711
Concur Technologies, Inc.*	1,693	69,430
Mercury Computer Systems, Inc.*	4,919	67,489
CSG Systems International, Inc.*	3,204	67,156
Skyworks Solutions, Inc.*	4,232	66,019
Manhattan Associates, Inc.*	2,532	64,515
Netgear, Inc.*	2,429	63,397
Tyler Technologies, Inc.*	3,288	61,683
Stratasys, Inc.*	2,500	60,950
Websense, Inc.*	2,620	59,657
j2 Global Communications, Inc.*	2,429	56,839
DealerTrack Holdings, Inc.*	3,113	53,170
Kopin Corp.*	12,951	47,919
Pericom Semiconductor Corp.*	4,446	47,617
FARO Technologies, Inc.*	1,581	40,711
MAXIMUS, Inc.	655	39,909
Cymer, Inc.*	952	35,510
Stamps.com, Inc.*	3,167	31,987
The Knot, Inc.*	2,670	20,879

Total Information Technology		3,699,909

CONSUMER DISCRETIONARY 24.3%
True Religion Apparel, Inc.*	5,470	166,069
Lumber Liquidators Holdings, Inc.*	5,898	157,300
Deckers Outdoor Corp.*	1,001	138,138

		MARKET
	SHARES	VALUE

CROCS, Inc.*	14,942	$131,041
Texas Roadhouse, Inc.*	9,036	125,510
Buffalo Wild Wings, Inc.*	2,505	120,516
Iconix Brand Group, Inc.*	7,790	119,654
Cracker Barrel Old Country Store, Inc.	2,475	114,791
National Presto Industries, Inc.	959	114,035
Blue Nile, Inc.*	2,013	110,755
BJ’s Restaurants, Inc.*	4,730	110,209
Jos. A. Bank Clothiers, Inc.*	1,932	105,584
HSN, Inc.*	3,474	102,275
Zumiez, Inc.*	4,758	97,491
Dress Barn, Inc.*	3,717	97,237
CEC Entertainment, Inc.*	2,502	95,326
Coinstar, Inc.*	2,904	94,380
Volcom, Inc.*	4,815	93,989
Gymboree Corp.*	1,817	93,812
P.F. Chang’s China Bistro, Inc.*	2,026	89,407
Sturm Ruger & Company, Inc.	7,352	88,150
California Pizza Kitchen, Inc.*	4,793	80,474
Buckle, Inc.	1,895	69,660
NutriSystem, Inc.	3,862	68,782
Peet’s Coffee & Tea, Inc.*	1,710	67,802
Big 5 Sporting Goods Corp.	4,114	62,615
Capella Education Co.*	594	55,147
Interval Leisure Group, Inc.*	3,350	48,776
Hibbett Sports, Inc.*	1,846	47,221
Monro Muffler Brake, Inc.	1,223	43,734
Polaris Industries, Inc.	853	43,639
Arbitron, Inc.	1,418	37,804
Universal Electronics, Inc.*	1,678	37,487

Total Consumer Discretionary		3,028,810

HEALTH CARE 18.1%
IPC The Hospitalist Co.*	3,518	123,517
Quality Systems, Inc.	1,948	119,685
Catalyst Health Solutions, Inc.*	2,707	112,016
Regeneron Pharmaceuticals, Inc.*	4,035	106,887
American Medical Systems Holdings, Inc.*	5,748	106,798
Healthways, Inc.*	6,433	103,378
HMS Holdings Corp.*	2,023	103,153
Align Technology, Inc.*	5,280	102,115
Odyssey HealthCare, Inc.*	5,475	99,152
Salix Pharmaceuticals Ltd.*	2,639	98,303
Cooper Companies, Inc.	2,220	86,314
Amedisys, Inc.*	1,563	86,309
RehabCare Group, Inc.*	3,100	84,537
Integra LifeSciences Holdings Corp.*	1,854	81,261
Natus Medical, Inc.*	4,854	77,227
Genoptix, Inc.*	2,170	77,013
Air Methods Corp.*	2,215	75,310
Mednax, Inc.*	1,276	74,250

136	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     S&P SMALLCAP 600 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

Cubist Pharmaceuticals, Inc.*	3,023	$68,138
Bio-Reference Labs, Inc.*	1,310	57,601
Abaxis, Inc.*	2,114	57,480
Par Pharmaceutical Companies, Inc.*	2,268	56,246
LHC Group, Inc.*	1,669	55,962
Cantel Medical Corp.	2,790	55,382
Enzo Biochem, Inc.*	9,160	55,143
Dionex Corp.*	531	39,708
Neogen Corp.*	1,501	37,675
Almost Family, Inc.*	938	35,353
Zoll Medical Corp.*	1,155	30,446

Total Health Care		2,266,359

FINANCIALS 7.7%
DiamondRock Hospitality Co.*	9,451	95,550
World Acceptance Corp.*	2,604	93,952
eHealth, Inc.*	5,330	83,948
optionsXpress Holdings, Inc.*	4,918	80,114
Portfolio Recovery Associates, Inc.*	1,437	78,848
Medical Properties Trust, Inc.	7,515	78,757
Stifel Financial Corp.*	1,447	77,776
Signature Bank*	1,751	64,875
Cash America International, Inc.	1,630	64,353
Forestar Real Estate Group, Inc.*	3,011	56,848
Tower Group, Inc.	2,543	56,378
First Cash Financial Services, Inc.*	2,525	54,464
Acadia Realty Trust	2,371	42,346
TradeStation Group, Inc.*	4,431	31,061

Total Financials		959,270

ENERGY 6.2%
Tetra Technologies, Inc.*	10,844	132,514
Oil States International, Inc.*	2,877	130,443
Dril-Quip, Inc.*	1,968	119,733
Gulf Island Fabrication, Inc.	4,178	90,872
Superior Well Services, Inc.*	6,616	88,522
Hornbeck Offshore Services, Inc.*	4,335	80,501
St. Mary Land & Exploration Co.	1,591	55,383
Lufkin Industries, Inc.	515	40,762
CARBO Ceramics, Inc.	539	33,601

Total Energy		772,331

CONSUMER STAPLES 5.4%
Andersons, Inc.	4,665	156,184
Darling International, Inc.*	13,378	119,867
TreeHouse Foods, Inc.*	2,640	115,817
Cal-Maine Foods, Inc.	2,513	85,166
Sanderson Farms, Inc.	1,448	77,627
Boston Beer Company, Inc. — Class A*	1,280	66,893
Calavo Growers, Inc.	3,259	59,444

Total Consumer Staples		680,998

		MARKET
	SHARES	VALUE

INDUSTRIALS 5.1%
Baldor Electric Co.	3,506	$131,124
AZZ, Inc.	2,726	92,275
Allegiant Travel Co.*	1,308	75,681
Gencorp, Inc.*	10,620	61,171
Stanley, Inc.*	2,158	61,050
Gardner Denver, Inc.	1,367	60,203
Heidrick & Struggles International, Inc.	1,798	50,398
SYKES Enterprises, Inc.*	1,899	43,373
AAON, Inc.	1,626	36,780
Tetra Tech, Inc.*	1,055	24,307

Total Industrials		636,362

MATERIALS 2.4%
NewMarket Corp.	1,125	115,864
Balchem Corp.	3,499	86,250
Schweitzer-Mauduit International, Inc.	1,068	50,794
Amcol International Corp.	1,565	42,568

Total Materials		295,476

TELECOMMUNICATION SERVICES 0.9%
NTELOS Holdings Corp.	3,320	59,063
Cbeyond, Inc.*	3,576	48,919

Total Telecommunication Services		107,982

Total Common Stocks (Cost $9,234,778)		12,447,497

	FACE
	AMOUNT
REPURCHASE AGREEMENTS 1.4%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$65,656	65,656
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	52,375	52,375
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	51,785	51,785
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	5,548	5,548

Total Repurchase Agreements (Cost $175,364)		175,364

Total Investments 101.1% (Cost $9,410,142)		$12,622,861

Liabilities in Excess of Other Assets – (1.1)%		$(143,201)

Net Assets – 100.0%		$12,479,660

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	137

SCHEDULE OF INVESTMENTS
March 31, 2010
     S&P SMALLCAP 600 PURE VALUE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%(a)

CONSUMER DISCRETIONARY 27.4%
Quiksilver, Inc.*	1,884,562	$8,913,977
Tuesday Morning Corp.*	1,165,945	7,683,578
Arctic Cat, Inc.*	274,339	2,976,578
Perry Ellis International, Inc.*	128,015	2,899,540
Jakks Pacific, Inc.*	203,423	2,654,670
Red Robin Gourmet Burgers, Inc.*	103,842	2,537,898
Ruby Tuesday, Inc.*	231,081	2,442,526
Fred’s, Inc.	200,775	2,405,284
Cabela’s, Inc. — Class A*	121,875	2,131,594
Group 1 Automotive, Inc.*	66,137	2,107,125
PEP Boys-Manny Moe & Jack	187,202	1,875,764
Callaway Golf Co.	192,612	1,698,838
Audiovox Corp. — Class A*	205,428	1,598,230
Brown Shoe Company, Inc.	99,323	1,537,520
Standard Motor Products, Inc.	151,487	1,502,751
Finish Line, Inc. — Class A	90,007	1,468,914
Hot Topic, Inc.*	221,642	1,440,673
Movado Group, Inc.*	127,612	1,439,463
Nautilus, Inc.*	457,027	1,380,222
Live Nation, Inc.*	85,475	1,239,387
Stage Stores, Inc.	69,261	1,065,927
MarineMax, Inc.*	97,314	1,047,099
Landry’s Restaurants, Inc.*	58,300	1,044,736
Haverty Furniture Companies, Inc.	63,454	1,035,569
Blyth, Inc.	32,927	1,028,969
Christopher & Banks Corp.	127,925	1,023,400
CKE Restaurants, Inc.	91,913	1,017,477
O’Charleys, Inc.*	113,400	1,013,796
Zale Corp.*	360,181	986,896
Superior Industries International, Inc.	46,378	745,758
Lithia Motors, Inc. — Class A*	112,605	720,672
K-Swiss, Inc. — Class A*	53,543	560,060

Total Consumer Discretionary		63,224,891

INDUSTRIALS 20.7%
NCI Building Systems, Inc.*	366,099	4,041,733
Kelly Services, Inc. — Class A*	192,443	3,206,100
Volt Information Sciences, Inc.*	281,879	2,877,985
Lydall, Inc.*	332,506	2,610,172
CDI Corp.	173,339	2,541,150
Bowne & Company, Inc.	227,414	2,537,940
SkyWest, Inc.	142,570	2,035,900
Viad Corp.	81,230	1,669,276
SFN Group, Inc.*	205,823	1,648,642
EMCOR Group, Inc.*	60,590	1,492,332
Ceradyne, Inc.*	63,739	1,446,238
ABM Industries, Inc.	61,837	1,310,944
Dycom Industries, Inc.*	149,234	1,308,782
Standard Register Co.	237,202	1,269,031
United Stationers, Inc.*	21,120	1,242,912

		MARKET
	SHARES	VALUE

Arkansas Best Corp.	41,069	$1,227,142
EnPro Industries, Inc.*	41,465	1,205,802
Mueller Industries, Inc.	42,002	1,125,234
School Specialty, Inc.*	49,414	1,122,192
Gibraltar Industries, Inc.*	87,621	1,104,901
Lawson Products, Inc.	66,155	1,023,418
Apogee Enterprises, Inc.	62,652	990,528
AAR Corp.*	39,218	973,391
Comfort Systems USA, Inc.	76,176	951,438
Universal Forest Products, Inc.	24,440	941,429
Standex International Corp.	33,265	857,239
Cascade Corp.	26,372	849,442
Griffon Corp.*	67,129	836,427
Encore Wire Corp.	39,733	826,446
Moog, Inc. — Class A*	22,040	780,657
Astec Industries, Inc.*	21,736	629,475
Tredegar Corp.	35,567	607,484
Briggs & Stratton Corp.	28,040	546,780

Total Industrials		47,838,562

FINANCIALS 20.2%
National Financial Partners Corp.*	288,369	4,066,003
Susquehanna Bancshares, Inc.	331,104	3,248,130
First Bancorp Puerto Rico	1,312,998	3,164,325
Whitney Holding Corp.	204,792	2,824,082
Pennsylvania Real Estate Investment Trust	194,378	2,423,894
Hanmi Financial Corp.*	1,003,688	2,408,851
Kite Realty Group Trust	502,433	2,376,508
LaBranche & Company, Inc.*	413,499	2,175,005
First Commonwealth Financial Corp.	318,980	2,140,356
National Penn Bancshares, Inc.	287,153	1,981,356
Pinnacle Financial Partners, Inc.*	113,279	1,711,646
Lexington Realty Trust	259,396	1,688,668
Stewart Information Services Corp.	112,265	1,549,257
United Community Banks, Inc.*	331,996	1,464,102
South Financial Group, Inc.	2,108,780	1,457,800
Umpqua Holding Corp.	92,169	1,222,161
Cedar Shopping Centers, Inc.	149,875	1,185,511
Sterling Bancshares, Inc.	185,495	1,035,062
First Midwest Bancorp, Inc.	75,182	1,018,716
Rewards Network, Inc.	70,668	946,951
Selective Insurance Group, Inc.	55,939	928,587
Sterling Bancorp	81,902	823,115
Wintrust Financial Corp.	21,500	800,015
East-West Bancorp, Inc.	45,580	794,004
Presidential Life Corp.	78,599	783,632
Colonial Properties Trust	54,568	702,836
United Fire & Casualty Co.	38,493	692,489
SWS Group, Inc.	49,791	574,090
Safety Insurance Group, Inc.	15,097	568,704

Total Financials		46,755,856

138	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     S&P SMALLCAP 600 PURE VALUE FUND

		MARKET
	SHARES	VALUE

HEALTH CARE 8.4%
Medcath Corp.*	248,241	$2,599,083
Molina Healthcare, Inc.*	97,674	2,458,455
Osteotech, Inc.*	588,333	2,306,265
AMN Healthcare Services, Inc.*	248,121	2,183,465
Res-Care, Inc.*	159,911	1,917,333
Centene Corp.*	71,415	1,716,817
PharMerica Corp.*	88,265	1,608,188
Kendle International, Inc.*	74,669	1,305,214
AMERIGROUP Corp.*	36,345	1,208,108
Healthspring, Inc.*	48,540	854,304
Gentiva Health Services, Inc.*	22,860	646,481
Symmetry Medical, Inc.*	63,129	633,815

Total Health Care		19,437,528

INFORMATION TECHNOLOGY 6.9%
Ciber, Inc.*	1,023,534	3,828,017
Gerber Scientific, Inc.*	406,534	2,524,576
SYNNEX Corp.*	62,908	1,859,561
Heartland Payment Systems, Inc.	90,517	1,683,616
EMS Technologies, Inc.*	81,508	1,353,033
Black Box Corp.	40,783	1,254,485
Scansource, Inc.*	37,981	1,093,093
Insight Enterprises, Inc.*	59,590	855,713
CTS Corp.	87,367	822,997
Digi International, Inc.*	60,488	643,592

Total Information Technology		15,918,683

ENERGY 5.7%
Basic Energy Services, Inc.*	373,398	2,878,898
Petroleum Development Corp.*	117,498	2,722,429
Seahawk Drilling, Inc.*	117,660	2,217,891
Penn Virginia Corp.	59,228	1,451,086
World Fuel Services Corp.	51,780	1,379,419
Matrix Service Co.*	119,926	1,290,404
Pioneer Drilling Co.*	86,758	610,776
Bristow Group, Inc.*	15,320	578,024

Total Energy		13,128,927

CONSUMER STAPLES 4.5%
Alliance One International, Inc.*	403,924	2,055,973
Spartan Stores, Inc.	132,552	1,911,400
Nash Finch Co.	54,246	1,825,378
Mannatech, Inc.	464,866	1,552,652
Central Garden and Pet Co. — Class A*	121,315	1,111,245
United Natural Foods, Inc.*	26,790	753,603
Great Atlantic & Pacific Tea Company, Inc.*	79,213	607,564
Casey’s General Stores, Inc.	16,034	503,468

Total Consumer Staples		10,321,283

		MARKET
	SHARES	VALUE

MATERIALS 4.3%
Olympic Steel, Inc.	59,214	$1,933,337
A.M. Castle & Co.*	138,571	1,813,894
A. Schulman, Inc.	55,448	1,356,813
Century Aluminum Co.*	95,670	1,316,419
OM Group, Inc.*	33,569	1,137,318
Quaker Chemical Corp.	33,195	899,917
Penford Corp.*	76,287	781,942
Myers Industries, Inc.	59,032	618,655

Total Materials		9,858,295

UTILITIES 1.4%
Laclede Group, Inc.	26,648	898,571
Central Vermont Public Service Corp.	31,925	643,927
Southwest Gas Corp.	20,990	628,021
CH Energy Group, Inc.	15,013	613,131
New Jersey Resources Corp.	13,543	508,675

Total Utilities		3,292,325

Total Common Stocks (Cost $201,436,948)		229,776,350

	FACE
	AMOUNT
REPURCHASE AGREEMENTS 0.9%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$793,213	793,213
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	632,759	632,759
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	625,633	625,633
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	67,032	67,032

Total Repurchase Agreements (Cost $2,118,637)		2,118,637

Total Investments 100.4% (Cost $203,555,585)		$231,894,987

Liabilities in Excess of Other Assets – (0.4)%		$(866,573)

Net Assets – 100.0%		$231,028,414

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	139

SCHEDULE OF INVESTMENTS
March 31, 2010
     EUROPE 1.25x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 57.5%(a)

FINANCIALS 12.7%
HSBC Holdings PLC — SP ADR	4,498	$228,004
Banco Santander SA — SP ADR	12,913	171,355
Credit Suisse Group AG — SP ADR	2,921	150,081
Banco Bilbao Vizcaya Argentaria SA — SP ADR	9,600	131,424
Deutsche Bank AG — SP ADR	1,687	129,680
UBS AG — SP ADR*	6,868	111,811
Barclays PLC — SP ADR	4,991	108,554
AXA — SP ADR	3,460	76,258
ING Groep NV — SP ADR*	4,388	43,704
Willis Group Holdings PLC	1,095	34,263
Lloyds TSB Group PLC — SP ADR	5,242	20,182
Allied Irish Banks PLC — SP ADR*	2,360	7,599

Total Financials		1,212,915

HEALTH CARE 12.1%
Novartis AG — SP ADR	6,175	334,067
GlaxoSmithKline PLC — SP ADR	6,919	266,520
Sanofi-Aventis — SP ADR	6,196	231,483
AstraZeneca PLC — SP ADR	3,364	150,438
Novo Nordisk A/S — SP ADR	1,115	85,989
Teva Pharmaceutical Industries Ltd. — SP ADR	823	51,915
Alcon, Inc. — SP ADR	231	37,320

Total Health Care		1,157,732

ENERGY 9.3%
BP PLC — SP ADR	5,523	315,198
Total SA — SP ADR	4,168	241,827
Royal Dutch Shell PLC — SP ADR	3,364	194,641
Eni SpA — SP ADR	2,500	117,325
Compagnie Generale de Geophysique-Veritas — SP ADR*	774	21,920

Total Energy		890,911

TELECOMMUNICATION SERVICES 8.9%
Telefonica SA — SP ADR	3,514	249,846
Vodafone Group PLC — SP ADR	10,453	243,450
France Telecom SA — SP ADR	7,140	171,717
Deutsche Telekom AG — SP ADR	8,214	110,889
BT Group PLC — SP ADR	4,128	77,235

Total Telecommunication Services		853,137

		MARKET
	SHARES	VALUE

CONSUMER STAPLES 3.9%
Unilever NV	5,372	$162,019
Diageo PLC — SP ADR	2,100	141,645
British American Tobacco PLC — SP ADR	964	66,420

Total Consumer Staples		370,084

MATERIALS 3.5%
BHP Billiton Ltd. — SP ADR	1,697	136,303
Rio Tinto PLC — SP ADR	432	102,267
ArcelorMittal	1,325	58,181
Syngenta AG — SP ADR	620	34,416

Total Materials		331,167

INFORMATION TECHNOLOGY 2.8%
Nokia Oyj — SP ADR	6,919	107,521
SAP AG — SP ADR	2,100	101,157
Telefonaktiebolaget LM Ericsson — SP ADR	5,151	53,725

Total Information Technology		262,403

INDUSTRIALS 2.6%
Siemens AG — SP ADR	1,536	153,554
Koninklijke Philips Electronics NV — SP ADR	1,998	63,976
Ryanair Holdings PLC — SP ADR*	1,225	33,283

Total Industrials		250,813

CONSUMER DISCRETIONARY 1.4%
Daimler AG — SP ADR	1,998	93,926
Carnival PLC — SP ADR	1,075	44,011

Total Consumer Discretionary		137,937

UTILITIES 0.3%
Veolia Environnement — SP ADR	723	24,994

Total Utilities		24,994

Total Common Stocks (Cost $5,087,623)		5,492,093

	FACE
	AMOUNT
REPURCHASE AGREEMENTS 35.2%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$1,261,794	1,261,794
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	1,006,554	1,006,554
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	995,218	995,218

140	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     EUROPE 1.25x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	$106,630	$106,630

Total Repurchase Agreements (Cost $3,370,196)		3,370,196

Total Investments 92.7% (Cost $8,457,819)		$8,862,289

Other Assets in Excess of Liabilities – 7.3%		$700,321

Net Assets – 100.0%		$9,562,610

		Unrealized
	CONTRACTS	GAIN

CURRENCY FUTURES CONTRACTS PURCHASED(a)
June 2010 EURO Currency Futures Contracts (Aggregate Market Value of Contracts $6,415,825)	38	$25,164

FUTURES CONTRACTS PURCHASED(a)
June 2010 STOXX 50 Index Futures Contracts (Aggregate Market Value of Contracts $5,798,285)	166	117,535
June 2010 EURO STOXX 50 Index Futures Contracts (Aggregate Market Value of Contracts $3,789,748)	98	37,131

(Total Aggregate Market Value of Contracts $9,588,033)		$154,666

Country Diversification
The pie chart above reflects percentages of the market value of Common Stocks.

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.

ADR — American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	141

SCHEDULE OF INVESTMENTS
March 31, 2010
     JAPAN 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS 81.1%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$2,453,547	$2,453,547
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	1,957,234	1,957,234
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	1,935,192	1,935,192
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	207,342	207,342

Total Repurchase Agreements (Cost $6,553,315)		6,553,315

Total Investments 81.1% (Cost $6,553,315)		$6,553,315

Other Assets in Excess of Liabilities – 18.9%		$1,526,459

Net Assets – 100.0%		$8,079,774

		Unrealized
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES CONTRACTS PURCHASED(a)
June 2010 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $16,319,025)	122	$(531,219)

FUTURES CONTRACTS PURCHASED(a)
June 2010 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Market Value of Contracts $16,334,750)	293	$694,711

†	Repurchase Agreements — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
142	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
March 31, 2010
     STRENGTHENING DOLLAR 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTE 56.6%(b)
Federal Home Loan Bank* 0.05% due 04/26/10	$50,000,000	$49,998,264

Total Federal Agency Discount Note (Cost $49,998,264)		49,998,264

REPURCHASE AGREEMENTS 44.1%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	12,366,584	12,366,584
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	9,865,026	9,865,026
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	9,753,925	9,753,925
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	5,933,154	5,933,154
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	1,045,063	1,045,063

Total Repurchase Agreements (Cost $38,963,752)		38,963,752

Total Investments 100.7% (Cost $88,962,016)		$88,962,016

Liabilities in Excess of Other Assets – (0.7)%		$(590,370)

Net Assets – 100.0%		$88,371,646

		UNREALIZED
	CONTRACTS	GAIN

CURRENCY FUTURES CONTRACTS PURCHASED(a)
June 2010 U.S. Dollar Index Futures Contracts (Aggregate Market Value of Contracts $141,299,400)	1,738	$733,459

	UNITS
CURRENCY INDEX SWAP AGREEMENT(b)
Goldman Sachs International May 2010 U.S. Dollar Index Swap, Terminating 05/28/10††† (Notional Market Value $36,258,944)	446,390	$77,998

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as currency index swap collateral at March 31, 2010.

†††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	143

SCHEDULE OF INVESTMENTS
March 31, 2010
     WEAKENING DOLLAR 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS 99.1%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$14,553,231	$14,553,231
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	11,609,350	11,609,350
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	11,478,604	11,478,604
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	2,849,257	2,849,257
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	1,229,850	1,229,850

Total Repurchase Agreements (Cost $41,720,292)		41,720,292

Total Investments 99.1% (Cost $41,720,292)		$41,720,292

Other Assets in Excess of Liabilities – 0.9%		$381,834

Net Assets – 100.0%		$42,102,126

		UNREALIZED
	CONTRACTS	LOSS

CURRENCY FUTURES CONTRACTS SOLD SHORT(a)
June 2010 U.S. Dollar Index Futures Contracts (Aggregate Market Value of Contracts $66,909,900)	823	$(480,138)

	UNITS
CURRENCY INDEX SWAP AGREEMENT SOLD SHORT(b)
Goldman Sachs International May 2010 U.S. Dollar Index Swap, Terminating 05/28/10††† (Notional Market Value $17,324,040)	213,279	$(31,857)

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as currency index swap collateral at March 31, 2010.

†††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
144	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
March 31, 2010
     REAL ESTATE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%(a)

REAL ESTATE INVESTMENT TRUST (REIT) 91.9%
SPECIALIZED REIT 25.5%
Public Storage	12,499	$1,149,783
Host Hotels & Resorts, Inc.	63,379	928,502
HCP, Inc.	27,169	896,577
Ventas, Inc.	16,852	800,133
Plum Creek Timber Company, Inc. (REIT)	18,905	735,594
Health Care REIT, Inc.	15,226	688,672
Nationwide Health Properties, Inc.	17,083	600,468
Rayonier, Inc.	12,064	548,068
Hospitality Properties Trust	20,702	495,813
Senior Housing Properties Trust	21,979	486,835
LaSalle Hotel Properties	16,371	381,444
Omega Healthcare Investors, Inc.	19,428	378,652
Entertainment Properties Trust	9,161	376,792
Healthcare Realty Trust, Inc.	14,736	343,201
Potlatch Corp.	9,731	340,974
DiamondRock Hospitality Co.*	33,375	337,421
Sunstone Hotel Investors, Inc.*	28,021	312,995
Extra Space Storage, Inc.	23,694	300,440
Medical Properties Trust, Inc.	25,060	262,629
Sovran Self Storage, Inc.	5,690	198,353

Total Specialized REIT		10,563,346

RETAIL REIT 17.7%
Simon Property Group, Inc.	17,109	1,435,445
Kimco Realty Corp.	46,921	733,844
Federal Realty Investment Trust	8,401	611,677
Macerich Co.	14,618	560,000
Realty Income Corp.	16,979	521,085
Regency Centers Corp.	13,195	494,417
Developers Diversified Realty Corp.	39,756	483,831
Weingarten Realty Investors	21,330	459,875
Taubman Centers, Inc.	10,513	419,679
National Retail Properties, Inc.	17,586	401,488
Tanger Factory Outlet Centers, Inc.	8,696	375,319
CBL & Associates Properties, Inc.	27,312	374,174
Equity One, Inc.	14,180	267,860
Acadia Realty Trust	11,360	202,890

Total Retail REIT		7,341,584

OFFICE REIT 16.6%
Boston Properties, Inc.	12,264	925,196
SL Green Realty Corp.	10,908	624,701
Digital Realty Trust, Inc.	10,912	591,430
Alexandria Real Estate Equities, Inc.	7,403	500,443
Mack-Cali Realty Corp.	13,976	492,654
Duke Realty Corp.	39,107	484,927

		MARKET
	SHARES	VALUE

Highwoods Properties, Inc.	13,983	$443,681
Corporate Office Properties Trust SBI	10,896	437,256
HRPT Properties Trust	51,287	399,013
Douglas Emmett, Inc.	25,581	393,180
BioMed Realty Trust, Inc.	22,177	366,807
Brandywine Realty Trust	29,472	359,853
Kilroy Realty Corp.	10,745	331,376
Government Properties Income Trust	10,610	275,966
Lexington Realty Trust	38,170	248,487

Total Office REIT		6,874,970

RESIDENTIAL REIT 13.8%
Equity Residential	24,518	959,880
AvalonBay Communities, Inc.	8,779	758,067
UDR, Inc.	27,408	483,477
Essex Property Trust, Inc.	5,294	476,195
Camden Property Trust	11,229	467,463
Apartment Investment & Management Co. — Class A	23,429	431,328
BRE Properties, Inc.	11,184	399,828
Home Properties, Inc.	7,974	373,183
Equity Lifestyle Properties, Inc.	6,725	362,343
American Campus Communities, Inc.	12,702	351,337
Mid-America Apartment Communities, Inc.	6,703	347,149
Post Properties, Inc.	13,708	301,850

Total Residential REIT		5,712,100

MORTGAGE REIT 6.9%
Annaly Capital Management, Inc.	50,863	873,826
MFA Mortgage Investments, Inc.	57,863	425,872
Redwood Trust, Inc.	21,410	330,142
Hatteras Financial Corp.	10,479	270,044
Capstead Mortgage Corp.	21,578	258,073
Anworth Mortgage Asset Corp.	38,004	256,147
American Capital Agency Corp.	8,420	215,552
Starwood Property Trust, Inc.	10,410	200,913

Total Mortgage REIT		2,830,569

DIVERSIFIED REIT 6.2%
Vornado Realty Trust	14,249	1,078,649
Liberty Property Trust	16,807	570,430
Washington Real Estate Investment Trust	13,009	397,425
Cousins Properties, Inc.	32,826	272,781
Colonial Properties Trust	20,279	261,193

Total Diversified REIT		2,580,478

INDUSTRIAL REIT 5.1%
ProLogis	52,415	691,878
AMB Property Corp.	20,875	568,635
DCT Industrial Trust, Inc.	56,450	295,234

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	145

1

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     REAL ESTATE FUND

		MARKET
	SHARES	VALUE

Eastgroup Properties, Inc.	7,720	$291,353
DuPont Fabros Technology, Inc.	12,460	269,011

Total Industrial REIT		2,116,111

Total Real Estate Investment Trust (REIT)		38,019,158

REAL ESTATE MANAGEMENT & DEVELOPEMENT 7.6%
Brookfield Properties Corp.	53,020	814,387
CB Richard Ellis Group, Inc. — Class A*	42,141	667,935
Jones Lang LaSalle, Inc.	7,054	514,166
The St. Joe Co.*	15,314	495,408
Forest City Enterprises, Inc. — Class A*	31,390	452,330
Forestar Real Estate Group, Inc.*	10,610	200,317

Total Real Estate Management & Developement		3,144,543

Total Common Stocks (Cost $31,857,193)		41,163,701

	FACE
	AMOUNT
REPURCHASE AGREEMENT 1.0%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$399,673	399,673

Total Repurchase Agreement (Cost $399,673)		399,673

Total Investments 100.5% (Cost $32,256,866)		$41,563,374

Liabilities in Excess of Other Assets – (0.5)%		$(190,765)

Net Assets – 100.0%		$41,372,609

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.

REIT - Real Estate Investment Trust.
146	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

2

SCHEDULE OF INVESTMENTS
March 31, 2010
     GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

U.S. TREASURY OBLIGATIONS 94.4%(a)
U.S. Treasury Bond
4.63% due 02/15/40	$315,556,000	$311,118,494

Total U.S. Treasury Obligations (Cost $313,922,814)		311,118,494

REPURCHASE AGREEMENTS 4.3%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	5,281,563	5,281,563
Mizuho Financial Group, Inc.
issued 03/31/10 at
0.00% due 04/01/10	4,213,189	4,213,189
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	4,165,740	4,165,740
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	446,329	446,329

Total Repurchase Agreements (Cost $14,106,821)		14,106,821

Total Investments 98.7% (Cost $328,029,635)		$325,225,315

Other Assets in Excess of Liabilities – 1.3%		$4,424,606

Net Assets – 100.0%		$329,649,921

		Unrealized
	CONTRACTS	GAIN

FUTURES CONTRACTS PURCHASED(a)
June 2010 U.S. Treasury Bond
Futures Contracts
(Aggregate Market Value
of Contracts $128,898,750)	1,110	$290,478

†	Repurchase Agreements — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	147

3

SCHEDULE OF INVESTMENTS
March 31, 2010
     INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 90.3%(b)
Federal Farm Credit*
0.10% due 04/26/10	$25,000,000	$24,998,264
Federal Home Loan Bank*
0.04% due 04/01/10	150,000,000	150,000,000
Freddie Mac**
0.22% due 07/19/10	150,000,000	149,922,750
0.20% due 06/21/10	50,000,000	49,988,750
0.46% due 08/23/10	50,000,000	49,958,000
0.23% due 08/30/10	50,000,000	49,955,950
0.19% due 09/01/10	50,000,000	49,949,000
0.27% due 09/20/10	50,000,000	49,942,650
World Bank*
0.18% due 06/01/10	25,000,000	24,995,775

Total Federal Agency Discount Notes
(Cost $599,623,323)		599,711,139

REPURCHASE AGREEMENTS 96.7%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	28,693,685	28,693,685
Mizuho Financial Group, Inc.
issued 03/31/10 at
0.00% due 04/01/10	22,889,422	22,889,422
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	22,631,639	22,631,639
Deutsche Bank issued 03/31/10 at 0.00 due 04/01/10	2,424,818	2,424,818
Individual Repurchase Agreement††
Barclays Capital issued 03/31/10 at (0.07)% due 04/01/10 (Secured by a U.S. Treasury Bond, at a rate of 4.38% and maturing 02/15/40 as collateral, with a Market Value of $576,120,069) to be repurchased at

$564,822,499	564,823,598	564,823,598

Total Repurchase Agreements
(Cost $641,463,162)		641,463,162

Total Long Securities 187.0%
(Cost $1,241,086,485)		1,241,174,301

	FACE	MARKET
	AMOUNT	VALUE

U.S. TREASURY OBLIGATIONS (85.4)%(a)
U. S. Treasury Bond
4.63% due 02/15/40	$574,927,000	$(566,842,089)

Total U.S. Treasury Obligations Sold Short
(Proceeds $571,834,780)		(566,842,089)

Liabilities in Excess of Other Assets – (1.6)%		$(10,488,601)

Net Assets – 100.0%		$663,843,611

		Unrealized
	CONTRACTS	LOSS

FUTURES CONTRACTS SOLD SHORT(a)
June 2010 U.S. Treasury Bond
Futures Contracts
(Aggregate Market Value of
Contracts $149,685,125)	1,289	$(1,318,977)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Repurchase Agreements — See Note 7.

††	All or portion of this security is pledged as short security collateral at March 31, 2010.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
148	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

4

SCHEDULE OF INVESTMENTS
March 31, 2010
     HIGH YIELD STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS 62.9%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$4,898,151	$4,898,151
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	3,907,335	3,907,335
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	3,863,330	3,863,330
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	2,346,300	2,346,300
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	413,928	413,928

Total Repurchase Agreements (Cost $15,429,044)		15,429,044

Total Investments 62.9% (Cost $15,429,044)		$15,429,044

Other Assets in Excess of Liabilities – 37.1%		$9,089,475

Net Assets – 100.0%		$24,518,519

		Unrealized
	CONTRACTS	LOSS

FUTURES CONTRACTS PURCHASED(a)
June 2010 U.S. 5 Year Treasury Note Futures Contracts (Aggregate Market Value of Contracts $18,024,336)	157	$(10,647)

CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD†††(b)

						Upfront
		Protection	Maturity	Notional	Market	Premiums	Unrealized
Index	Counterparty	Premium Rate	Date	Principal	Value	Received	Appreciation
CDX.NA.HY-14 Index	Goldman Sachs International	5.00%	06/20/15	$23,800,000	$23,324,000	$476,000	—

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as credit default swap collateral at March 31, 2010.

†††	Credit Default Swaps — See Note 3.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	149

5

SCHEDULE OF INVESTMENTS
March 31, 2010
     INVERSE HIGH YIELD STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS 99.6%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$10,221,193	$10,221,193
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	8,153,613	8,153,613
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	8,061,786	8,061,786
Credit Suisse Group issued 03/31/10 at (0.02)% due 04/01/10††	4,836,521	4,836,521
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	863,763	863,763

Total Repurchase Agreements (Cost $32,136,876)		32,136,876

Total Investments 99.6% (Cost $32,136,876)		$32,136,876

Other Assets in Excess of Liabilities – 0.4%		$141,043

Net Assets – 100.0%		$32,277,919

		Unrealized
	CONTRACTS	GAIN

FUTURES CONTRACTS SOLD SHORT(a)
June 2010 U.S. 5 Year Treasury Note Futures Contracts (Aggregate Market Value of Contracts $29,619,609)	258	$26,832

CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED(b)

						Upfront
		Protection	Maturity	Notional	Market	Premiums	Unrealized
Index	Counterparty	Premium Rate	Date	Principal	Value	Paid	Appreciation
CDX.NA.HY-14 Index	Goldman Sachs International	5.00%	06/20/15	$32,300,000	$(31,654,000)	$646,000	—

†	Repurchase Agreements — See Note 7.

††	All or a portion of this security is pledged as credit default swap collateral at March 31, 2010.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
150	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

6

SCHEDULE OF INVESTMENTS
March 31, 2010
     U.S. GOVERNMENT MONEY MARKET FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 84.4%(b)
Fannie Mae**
0.36% due 01/18/11	$50,000,000	$49,854,000
0.50% due 07/12/10	45,000,000	44,935,542
0.20% due 08/23/10	25,000,000	24,980,000
0.48% due 06/14/10	25,000,000	24,975,333
0.27% due 10/01/10	25,000,000	24,965,688
0.42% due 08/09/10	25,000,000	24,962,083
0.30% due 11/15/10	25,000,000	24,952,500
0.37% due 12/01/10	25,000,000	24,937,306
Farmer Mac*
0.60% due 06/11/10	26,200,000	26,168,997
0.65% due 07/15/10	25,000,000	25,000,000
0.38% due 02/10/11	25,000,000	24,916,875
Federal Farm Credit Bank*
0.15% due 05/25/10	49,000,000	48,988,975
0.39% due 05/17/10	25,000,000	24,987,542
0.50% due 06/02/10	25,000,000	24,978,472
0.48% due 05/03/10	20,000,000	19,991,467
Federal Home Loan Bank*
0.00% due 04/01/10	400,000,000	400,000,000
0.11% due 04/28/10	50,000,000	49,995,875
0.15% due 06/15/10	50,000,000	49,984,375
0.49% due 08/06/10	15,000,000	14,974,071
Freddie Mac**
0.43% due 05/17/10	20,000,000	19,989,011

Total Federal Agency Discount Notes
(Cost $974,538,112)		974,538,112

FEDERAL AGENCY NOTES 7.0%(b)
Fannie Mae**
2.38% due 05/20/10	25,000,000	25,063,946
Federal Home Loan Bank*
0.48% due 10/25/10	25,410,000	25,417,787
0.85% due 12/03/10	15,000,000	15,048,973
1.12% due 06/30/10	15,000,000	15,024,615

Total Federal Agency Notes (Cost $80,555,321)		80,555,321

REPURCHASE AGREEMENTS 10.6%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	63,333,843	63,333,843
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	31,823,814	31,823,814
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	25,100,473	25,100,473

	FACE	MARKET
	AMOUNT	VALUE

Deutsche Bank
issued 03/31/10 at 0.00%
due 04/01/10	$2,689,336	$2,689,336

Total Repurchase Agreements
(Cost $122,947,466)		122,947,466

COMMERCIAL PAPER 7.3%(b)
General Reinsurance Corp.
0.13% due 04/01/10	5,000,000	5,000,000
Bank Of America
0.17% due 04/05/10	5,000,000	4,999,905
The Southern Co.
0.15% due 04/06/10	5,000,000	4,999,896
Unilever Capital Corp.
0.15% due 04/07/10	5,000,000	4,999,875
Proctor & Gamble International Funding 0.12% due 04/09/10	5,000,000	4,999,866
Cargill, Inc.
0.16% due 04/13/10	5,000,000	4,999,733
Barclays (US) Funding LLC 0.14% due 04/15/10	5,000,000	4,999,728
Merck & Company, Inc.
0.16% due 04/19/10	5,000,000	4,999,600
General Electric Capital Corp. 0.14% due 04/26/10	5,000,000	4,999,514
BNP Paribus Finance, Inc.
0.17% due 04/22/10	5,000,000	4,999,504
Pepsico, Inc.
0.12% due 05/03/10	5,000,000	4,999,467
Societe Generale
0.18% due 04/27/10	5,000,000	4,999,368
American Honda Finance
0.19% due 04/29/10	5,000,000	4,999,261
JPMorgan Chase & Co.
0.16% due 05/07/10	5,000,000	4,999,200
Royal Bank of Canada
0.15% due 05/11/10	5,000,000	4,999,167
Nestle Capital Corp.
0.17% due 05/25/10	5,000,000	4,998,725
The Coca-Cola Co.
0.18% due 05/24/10	5,000,000	4,998,675

Total Commercial Paper (Cost $84,991,484)		84,991,484

Total Investments 109.3% (Cost $1,263,032,383)		$1,263,032,383

Liabilities in Excess of Other Assets – (9.3)%		$(107,969,216)

Net Assets – 100.0%		$1,155,063,167

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Repurchase Agreements — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 8.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	151

7

STATEMENTS OF ASSETS AND LIABILITIES

			Inverse
			S&P 500
	Nova	S&P 500	Strategy
	Fund	Fund	Fund

Assets
Investment Securities	$69,046,834	$97,438,722	$174,897,750
Repurchase Agreements	22,811,195	141,674,565	55,509,375

Total Investments	91,858,029	239,113,287	230,407,125
Segregated Cash with Broker	373,500	22,500	5,094,000
Unrealized Appreciation on Swap Agreements	1,126,938	2,175,704	—
Receivable for Swap Settlement	84,851	15,849	—
Variation Margin on Futures Contracts	—	—	236,744
Receivable for Securities Sold	699,545	1,800,906	—
Receivable for Fund Shares Sold	8,252,428	15,631,620	1,140,428
Investment Income Receivable	88,332	125,345	—

Total Assets	102,483,623	258,885,211	236,878,297

Liabilities
Unrealized Depreciation on Swap Agreements	—	—	6,564,933
Payable for Swap Settlement	—	—	3,757,106
Variation Margin on Futures Contracts	22,333	6,344	—
Payable for Securities Purchased	717,288	1,829,771	—
Payable for Fund Shares Redeemed	59,372	4,785,011	509,349
Investment Advisory Fees Payable	54,024	115,156	181,411
Transfer Agent and Administrative Fees Payable	18,008	38,385	50,392
Distribution and Service Fees Payable	13,760	45,962	26,257
Portfolio Accounting Fees Payable	7,203	15,354	20,124
Custody Fees Payable	2,377	5,067	6,652
Other Accrued Fees	38,621	82,915	125,996

Total Liabilities	932,986	6,923,965	11,242,220

Net Assets	$101,550,637	$251,961,246	$225,636,077

Net Assets Consist Of
Paid-In Capital	$205,872,398	$272,666,685	$537,202,702
Undistributed Net Investment Income (Loss)	78,732	—	—
Accumulated Net Realized Loss on Investments	(124,253,441)	(53,732,233)	(305,102,909)
Net Unrealized Appreciation (Depreciation) on Investments	19,852,948	33,026,794	(6,463,716)

Net Assets	$101,550,637	$251,961,246	$225,636,077

Investor Class	$77,268,220	N/A	$171,423,485
Advisor Class	11,746,015	N/A	9,606,693
A-Class	1,875,760	$46,311,991	28,564,513
C-Class	10,660,642	11,456,221	16,041,386
H-Class	N/A	194,193,034	N/A
Shares Outstanding
Investor Class	3,810,604	N/A	4,986,105
Advisor Class	619,170	N/A	299,685
A-Class	97,273	1,997,635	880,786
C-Class	581,505	509,113	515,502
H-Class	N/A	8,381,184	N/A
Net Asset Values
Investor Class	$20.28	N/A	$34.38
Advisor Class	18.97	N/A	32.06
A-Class	19.28	$23.18	32.43
A-Class Maximum Offering Price*	20.24	24.34	34.05
C-Class	18.33	22.50	31.12
H-Class	N/A	23.17	N/A

Cost of Investments	$73,211,484	$208,262,940	$230,389,414

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
152	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

8

March 31, 2010

	Inverse		Inverse			Inverse
	NASDAQ-100®	Mid-Cap	Mid-Cap	Russell 2000®		Russell 2000®
NASDAQ-100®	Strategy	1.5x Strategy	Strategy	1.5x Strategy	Russell 2000®	Strategy
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$583,529,063	$—	$24,564,102	$—	$10,289,914	$8,479,812	$—
30,912,883	26,237,821	10,122,320	4,013,541	16,452,537	31,413,508	23,049,787

614,441,946	26,237,821	34,686,422	4,013,541	26,742,451	39,893,320	23,049,787
630,000	221,200	714,000	42,000	176,000	216,000	28,000
78,835	—	1,157,667	—	1,129,672	331,560	30,586
733,139	—	679,149	—	61,734	144,530	—
—	—	—	—	—	—	17,858
—	—	—	—	163,033	133,836	—
2,586,198	366,297	221,283	43,001	26,879	7,391,050	8,802,724
165,934	—	19,326	—	12,011	8,595	—

618,636,052	26,825,318	37,477,847	4,098,542	28,311,780	48,118,891	31,928,955

—	1,388,871	—	170,586	—	21,351	311,210
—	168,071	—	25,636	—	—	880,540
39,220	14,484	66,177	2,337	23,914	32,835	—
—	—	945	—	184,196	153,811	—
685,125	249,399	893,652	311	1,363,887	10,849,913	999,332
384,971	21,386	25,653	2,987	21,435	19,428	17,435
128,324	5,941	7,126	830	5,954	6,476	4,843
21,635	2,390	9,497	1,014	7,735	8,971	5,705
41,590	2,376	2,850	332	2,382	2,590	1,937
16,939	784	941	109	786	855	639
353,451	19,015	9,939	2,587	14,397	60,064	14,669

1,671,255	1,872,717	1,016,780	206,729	1,624,686	11,156,294	2,236,310

$616,964,797	$24,952,601	$36,461,067	$3,891,813	$26,687,094	$36,962,597	$29,692,645

$766,136,239	$111,175,334	$50,759,285	$15,882,084	$38,187,849	$47,850,466	$71,705,533
—	—	—	—	(2,478)	(1,408)	—
(459,706,221)	(84,833,726)	(18,813,648)	(11,820,181)	(16,705,376)	(13,458,638)	(41,748,012)
310,534,779	(1,389,007)	4,515,430	(170,090)	5,207,099	2,572,177	(264,876)

$616,964,797	$24,952,601	$36,461,067	$3,891,813	$26,687,094	$36,962,597	$29,692,645

$571,761,454	$21,136,710	N/A	N/A	N/A	N/A	N/A
17,858,571	916,235	N/A	N/A	N/A	N/A	N/A
15,128,298	1,041,322	$1,566,890	$733,245	$585,039	$1,313,234	$1,764,740
12,216,474	1,858,334	4,068,763	267,752	2,781,923	2,859,731	2,003,463
N/A	N/A	30,825,414	2,890,816	23,320,132	32,789,632	25,924,442

44,558,190	1,402,820	N/A	N/A	N/A	N/A	N/A
1,477,557	63,017	N/A	N/A	N/A	N/A	N/A
1,233,442	70,474	58,263	26,795	23,180	57,200	65,354
1,046,619	136,437	162,850	10,286	118,396	128,319	77,797
N/A	N/A	1,146,518	105,687	925,114	1,429,749	959,774

$12.83	$15.07	N/A	N/A	N/A	N/A	N/A
12.09	14.54	N/A	N/A	N/A	N/A	N/A
12.27	14.78	$26.89	$27.37	$25.24	$22.96	$27.00
12.88	15.52	28.23	28.73	26.50	24.11	28.35
11.67	13.62	24.98	26.03	23.50	22.29	25.75
N/A	N/A	26.89	27.35	25.21	22.93	27.01

$304,010,764	$26,237,821	$31,420,821	$4,013,541	$22,662,191	$37,607,264	$23,049,787
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	153

9

STATEMENTS OF ASSETS AND LIABILITIES (continued)

			S&P
	S&P 500	S&P 500	MidCap 400
	Pure Growth	Pure Value	Pure Growth
	Fund	Fund	Fund

Assets
Investment Securities	$24,196,944	$160,960,752	$69,991,590
Repurchase Agreements	139,790	1,212,825	425,935

Total Investments	24,336,734	162,173,577	70,417,525
Segregated Cash with Broker	—	—	—
Foreign Currency	—	—	—
Unrealized Appreciation on Swap Agreements	—	—	—
Variation Margin on Futures Contracts	—	—	—
Receivable for Securities Sold	—	—	—
Receivable for Fund Shares Sold	217,566	294,067	9,878,000
Investment Income Receivable	6,393	142,955	30,199
Other Assets	—	—	—

Total Assets	24,560,693	162,610,599	80,325,724

Liabilities
Unrealized Depreciation on Swap Agreements	—	—	—
Payable for Swap Settlement	—	—	—
Variation Margin on Futures Contracts	—	—	—
Payable for Securities Purchased	236,962	—	9,692,870
Payable for Fund Shares Redeemed	133,004	780,544	57,450
Investment Advisory Fees Payable	17,609	93,530	41,723
Transfer Agent and Administrative Fees Payable	5,870	31,177	13,908
Distribution and Service Fees Payable	9,969	34,022	16,330
Portfolio Accounting Fees Payable	2,348	12,471	5,563
Custody Fees Payable	783	4,115	1,912
Payable to Broker	—	—	—
Other Accrued Fees	12,192	45,479	25,266

Total Liabilities	418,737	1,001,338	9,855,022

Net Assets	$24,141,956	$161,609,261	$70,470,702

Net Assets Consist Of
Paid-In Capital	$29,757,880	$161,673,155	$79,351,741
Undistributed Net Investment Income (Loss)	—	223,301	—
Accumulated Net Realized Gain (Loss) on Investments	(10,819,279)	(14,639,669)	(21,408,687)
Net Unrealized Appreciation (Depreciation) on Investments	5,203,355	14,352,474	12,527,648

Net Assets	$24,141,956	$161,609,261	$70,470,702

A-Class	$1,773,615	$8,155,992	$2,241,713
C-Class	6,494,324	4,875,597	3,779,600
H-Class	15,874,017	148,577,672	64,449,389
Shares Outstanding
A-Class	66,908	102,389	69,605
C-Class	256,484	65,175	123,073
H-Class	599,043	1,859,307	1,998,492
Net Asset Values
A-Class	$26.51	$79.66	$32.21
A-Class Maximum Offering Price*	27.83	83.63	33.82
C-Class	25.32	74.81	30.71
H-Class	26.50	79.91	32.25

Cost of Investments	$19,133,379	$147,821,103	$57,889,877
Cost of Foreign Currency	—	—	—

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
154	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

March 31, 2010

S&P	S&P	S&P			Strengthening	Weakening
MidCap 400	SmallCap 600	SmallCap 600	Europe 1.25x	Japan 2x	Dollar 2x	Dollar 2x
Pure Value	Pure Growth	Pure Value	Strategy	Strategy	Strategy	Strategy
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$211,714,414	$12,447,497	$229,776,350	$5,492,093	$—	$49,998,264	$—
2,139,529	175,364	2,118,637	3,370,196	6,553,315	38,963,752	41,720,292

213,853,943	12,622,861	231,894,987	8,862,289	6,553,315	88,962,016	41,720,292
—	—	—	799,120	1,831,600	1,738,000	833,000
—	—	—	2,584,542	—	—	—
—	—	—	—	—	77,998	—
—	—	—	24,597	—	—	364,875
—	6,970,033	18,808,472	268,794	—	—	—
2,445,075	25,308	2,417,932	2,835,560	146,712	2,805,448	21,700
165,362	8,593	96,119	14,071	—	—	—
—	—	—	538	—	—	—

216,464,380	19,626,795	253,217,510	15,389,511	8,531,627	93,583,462	42,939,867

—	—	—	—	—	—	31,857
—	—	—	—	—	648,286	177,624
—	—	—	—	102,542	761,245	—
2,928,263	—	—	1,867,232	—	—	—
409,307	7,117,233	21,826,103	1,366,309	336,742	3,650,900	509,204
131,852	11,612	153,924	7,818	4,703	67,863	36,489
43,951	3,871	51,308	2,172	1,568	18,851	10,136
45,606	4,853	55,484	3,231	2,102	24,896	13,585
17,580	1,548	20,487	869	627	7,540	4,054
5,889	511	6,784	287	207	2,488	1,338
—	—	—	2,568,254	—	—	—
57,957	7,507	75,006	10,729	3,362	29,747	53,454

3,640,405	7,147,135	22,189,096	5,826,901	451,853	5,211,816	837,741

$212,823,975	$12,479,660	$231,028,414	$9,562,610	$8,079,774	$88,371,646	$42,102,126

$191,789,520	$17,381,935	$202,948,239	$23,949,104	$9,060,834	$104,481,193	$56,283,722
231,949	—	—	(200,349)	—	—	—

(1,216,863)	(8,114,994)	(259,227)	(14,746,841)	(1,144,552)	(16,921,004)	(13,669,601)

22,019,369	3,212,719	28,339,402	560,696	163,492	811,457	(511,995)

$212,823,975	$12,479,660	$231,028,414	$9,562,610	$8,079,774	$88,371,646	$42,102,126

$10,888,051	$749,957	$5,529,329	$463,356	$2,233,814	$16,833,118	$6,752,540
2,478,133	1,657,510	8,999,455	2,110,662	431,577	10,594,147	5,313,925
199,457,791	10,072,193	216,499,630	6,988,592	5,414,383	60,944,381	30,035,661

357,574	26,326	282,040	32,682	135,437	1,027,460	375,657
85,562	60,824	492,587	160,287	26,595	673,260	310,399
6,554,669	353,653	11,062,429	492,227	328,505	3,737,493	1,672,573

$30.45	$28.49	$19.60	$14.18	$16.49	$16.38	$17.98
31.97	29.91	20.58	14.89	17.31	17.20	18.88
28.96	27.25	18.27	13.17	16.23	15.74	17.12
30.43	28.48	19.57	14.20	16.48	16.31	17.96

$191,834,574	$9,410,142	$203,555,585	$8,457,819	$6,553,315	$88,962,016	$41,720,292
—	—	—	2,608,146	—	—	—
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	155

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

			Inverse
		Government	Government
	Real	Long Bond 1.2x	Long Bond
	Estate	Strategy	Strategy
	Fund	Fund	Fund

Assets
Investment Securities	$41,163,701	$311,118,494	$599,711,139
Repurchase Agreements	399,673	14,106,821	641,463,162

Total Investments	41,563,374	325,225,315	1,241,174,301
Unamortized Upfront Premiums Paid on Credit Default Swap	—	—	—
Segregated Cash with Broker	—	2,109,000	2,458,600
Cash	—	709	—
Receivable for Credit Default Swap Settlement	—	—	—
Variation Margin on Futures Contracts	—	520,313	—
Receivable for Securities Sold	—	6,724,094	—
Receivable for Fund Shares Sold	344,900	4,240,647	2,749,299
Investment Income Receivable	184,053	1,892,675	50,996
Protection Fees Receivable on Credit Default Swap	—	—	—

Total Assets	42,092,327	340,712,753	1,246,433,196

Liabilities
Short Sales at Market Value*	—	—	566,842,089
Unamortized Upfront Premiums Received on Credit Default Swap	—	—	—
Variation Margin on Futures Contracts	—	—	605,010
Payable for Securities Purchased	334,256	—	8,745,265
Payable for Credit Default Swap Settlement	—	—	—
Payable for Fund Shares Redeemed	319,958	10,601,321	1,866,257
Investment Advisory Fees Payable	28,228	155,281	470,256
Transfer Agent and Administrative Fees Payable	8,302	62,113	130,627
Distribution and Service Fees Payable	9,682	35,409	152,309
Portfolio Accounting Fees Payable	3,321	28,600	42,050
Custody Fees Payable	1,096	10,248	17,243
Interest Payable	—	39,236	52,094
Protection Fees Payable on Credit Default Swap	—	—	—
Overdraft Due to Custodian Bank	—	—	—
Short Sales Interest Payable	—	—	3,356,430
Dividends Payable	—	14,045	—
Other Accrued Fees	14,875	116,579	309,955

Total Liabilities	719,718	11,062,832	582,589,585

Net Assets	$41,372,609	$329,649,921	$663,843,611

Net Assets Consist Of
Paid-In Capital	$49,672,815	$370,042,074	$977,126,899
Undistributed Net Investment Income (Loss)	405,783	181,300	—
Accumulated Net Realized Gain (Loss) on Investments	(18,012,497)	(38,059,611)	(317,044,818)
Net Unrealized Appreciation (Depreciation) on Investments	9,306,508	(2,513,842)	3,761,530

Net Assets	$41,372,609	$329,649,921	$663,843,611

Investor Class	N/A	$282,388,252	$376,574,001
Investor2 Class	N/A	N/A	N/A
Advisor Class	N/A	28,990,349	66,668,158
A-Class	$4,303,446	5,576,008	80,150,760
C-Class	2,143,479	12,695,312	140,450,692
H-Class	34,925,684	N/A	N/A
Shares Outstanding
Investor Class	N/A	25,768,324	25,711,672
Investor2 Class	N/A	N/A	N/A
Advisor Class	N/A	2,663,577	4,705,619
A-Class	177,536	508,632	5,579,791
C-Class	92,759	1,160,588	10,511,329
H-Class	1,442,302	N/A	N/A
Net Asset Values
Investor Class	N/A	$10.96	$14.65
Investor2 Class	N/A	N/A	N/A
Advisor Class	N/A	10.88	14.17
A-Class	$24.24	10.96	14.36
A-Class Maximum Offering Price**	25.45	11.51	15.08
C-Class	23.11	10.94	13.36
H-Class	24.22	N/A	N/A

Cost of Investments	$32,256,866	$328,029,635	$1,241,086,485
*Proceeds from Short Sales	—	—	571,834,780

**	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
156	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

March 31, 2010

	Inverse	U.S.
High Yield	High Yield	Government
Strategy	Strategy	Money Market
Fund	Fund	Fund

$—	$—	$1,140,084,917
15,429,044	32,136,876	122,947,466

15,429,044	32,136,876	1,263,032,383
—	646,000	—
73,600	186,400	—
—	—	—
528,415	44,861	—
16,809	—	—
—	—	51,105
9,147,304	141,401	34,773,942
—	—	397,727
33,056	—	—

25,228,228	33,155,538	1,298,255,157

—	—	—
476,000	—	—
—	43,334	—
—	—	—
33,056	731,622	—
159,847	8,344	142,289,859
14,923	20,234	3,669
4,974	6,745	50,996
6,888	8,071	—
1,990	2,698	57,944
657	890	35,713
—	—	—
—	44,861	—
—	—	21,101
—	—	—
—	—	106
11,374	10,820	732,602

709,709	877,619	143,191,990

$24,518,519	$32,277,919	$1,155,063,167

$37,815,449	$37,600,965	$1,155,034,279
419,694	—	681
(13,705,977)	(5,349,878)	28,207

(10,647)	26,832	—

$24,518,519	$32,277,919	$1,155,063,167

N/A	N/A	$872,764,631
N/A	N/A	51,190,036
N/A	N/A	123,870,183
$4,799,785	$2,268,638	30,640,458
3,351,019	2,054,878	76,597,859
16,367,715	27,954,403	N/A

N/A	N/A	873,168,102
N/A	N/A	51,187,285
N/A	N/A	123,983,644
235,082	58,913	30,657,355
168,617	54,411	76,648,861
803,053	724,178	N/A

N/A	N/A	$1.00
N/A	N/A	1.00
N/A	N/A	1.00
$20.42	$38.51	1.00
21.44	40.43	1.00
19.87	37.77	1.00
20.38	38.60	N/A

$15,429,044	$32,136,876	$1,263,032,383
—	—	—

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	157

STATEMENTS OF OPERATIONS

			Inverse
			S&P 500
	Nova	S&P 500	Strategy
	Fund	Fund	Fund

Investment Income
Interest	$15,802	$28,342	$617,552
Dividends, Net of Foreign Tax Withheld	1,136,127	2,843,388	—

Total Income	1,151,929	2,871,730	617,552

EXPENSES
Investment Advisory Fees	525,022	1,173,368	2,076,938
Transfer Agent and Administrative Fees	175,007	391,122	576,927
Distribution & Service Fees:
Advisor Class	46,169	—	48,540
A-Class	13,146	96,967	52,259
C-Class	117,139	98,536	182,875
H-Class	—	269,522	—
Audit and Outside Service Fees	17,864	38,255	55,974
Portfolio Accounting Fees	70,003	156,448	228,670
Registration Fees	27,495	52,353	99,854
Short Sales Dividend Expense	—	—	—
Trustees’ Fees*	8,660	18,996	29,404
Custody Fees	18,646	41,407	60,092
Printing Expenses	25,606	54,548	82,924
Miscellaneous	28,441	72,022	85,919

Total Expenses	1,073,198	2,463,544	3,580,376

Net Investment Income (Loss)	78,731	408,186	(2,962,824)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	(3,393,786)	6,576,457	19,146
Equity Index Swaps	8,352,396	3,787,570	(112,180,018)
Futures Contracts	9,853,271	2,345,557	(24,504,399)

Total Net Realized Gain (Loss)	14,811,881	12,709,584	(136,665,271)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	23,973,614	41,922,523	(173,617)
Equity Index Swaps	1,071,989	1,801,854	15,467,189
Futures Contracts	(2,188,911)	223,232	501,526

Net Change in Unrealized Appreciation (Depreciation)	22,856,692	43,947,609	15,795,098

Net Gain (Loss) on Investments	37,668,573	56,657,193	(120,870,173)

Net Increase (Decrease) in Net Assets from Operations	$37,747,304	$57,065,379	$(123,832,997)

Foreign Tax Withheld	$—	$—	$—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
158	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

Year Ended March 31, 2010

	Inverse		Inverse			Inverse
	NASDAQ-100®	Mid-Cap	Mid-Cap	Russell 2000®		Russell 2000®
NASDAQ-100®	Strategy	1.5x Strategy	Strategy	1.5x Strategy	Russell 2000®	Strategy
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$42,469	$40,796	$7,055	$6,873	$7,250	$6,831	$33,552
3,560,055	—	171,970	—	167,572	94,634	—

3,602,524	40,796	179,025	6,873	174,822	101,465	33,552

4,028,276	276,259	167,601	47,513	185,972	103,247	240,602
1,342,758	76,739	46,556	13,198	51,659	34,416	66,834

106,833	3,333	—	—	—	—	—
19,495	3,868	3,351	1,647	2,322	4,670	5,952
90,289	27,176	34,513	3,892	40,788	24,371	19,026
—	—	34,577	10,578	39,140	23,653	56,125
135,329	7,544	4,594	1,208	5,296	21,969	6,065
453,607	30,695	18,622	5,279	20,663	13,767	26,733
392,166	26,937	6,544	3,314	13,085	14,904	21,033
—	212	—	—	—	—	—
64,507	3,952	2,327	822	2,545	1,743	3,680
141,261	7,992	5,973	1,378	5,540	3,870	6,953
193,403	10,488	6,626	1,806	7,582	22,584	9,043
239,166	9,652	7,991	1,174	8,702	(36,252)	8,361

7,207,090	484,847	339,275	91,809	383,294	232,942	470,407

(3,604,566)	(444,051)	(160,250)	(84,936)	(208,472)	(131,477)	(436,855)

747,347	79,317	(2,120,261)	—	(1,995,332)	1,614,389	—
10,671,933	(16,317,129)	5,260,837	(3,403,864)	5,189,858	1,303,381	(10,730,514)
3,825,724	(4,135,091)	320,901	(1,116,869)	830,399	586,772	(7,054,738)

15,245,004	(20,372,903)	3,461,477	(4,520,733)	4,024,925	3,504,542	(17,785,252)

216,879,889	—	4,989,297	—	7,594,622	2,071,288	—
(144,597)	1,506,342	821,393	153,170	1,008,371	317,883	(475,122)
173,576	(12,510)	2,224	10,247	9,742	372,201	48,006

216,908,868	1,493,832	5,812,914	163,417	8,612,735	2,761,372	(427,116)

232,153,872	(18,879,071)	9,274,391	(4,357,316)	12,637,660	6,265,914	(18,212,368)

$228,549,306	$(19,323,122)	$9,114,141	$(4,442,252)	$12,429,188	$6,134,437	$(18,649,223)

$—	$—	$—	$—	$28	$17	$—
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	159

STATEMENTS OF OPERATIONS (continued)

			S&P
	S&P 500	S&P 500	MidCap 400
	Pure Growth	Pure Value	Pure Growth
	Fund	Fund	Fund

Investment Income
Interest	$151	$1,453	$366
Dividends, Net of Foreign Tax Withheld	226,566	1,010,830	268,488
Other Income	(852)	—	—

Total Income	225,865	1,012,283	268,854

Expenses
Investment Advisory Fees	187,243	375,484	374,678
Transfer Agent and Administrative Fees	62,414	125,161	124,893
Distribution & Service Fees:
A-Class	4,533	1,869	4,066
C-Class	37,482	24,657	27,684
H-Class	48,510	117,128	113,906
Portfolio Accounting Fees	24,966	50,064	49,957
Trustees’ Fees*	3,179	4,121	6,028
Custody Fees	6,858	14,194	13,807
Miscellaneous	34,211	76,303	72,826

Total Expenses	409,396	788,981	787,845

Net Investment Income (Loss)	(183,531)	223,302	(518,991)

Realized And Unrealized Gain (Loss) On Investments
Net Realized Gain (Loss) on:
Investment Securities	4,108,617	11,207,510	4,143,406
Currency Index Swaps	—	—	—
Futures Contracts	—	—	—
Foreign Currency	—	—	—

Total Net Realized Gain (Loss)	4,108,617	11,207,510	4,143,406

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	3,489,396	14,716,760	10,192,157
Currency Index Swaps	—	—	—
Futures Contracts	—	—	—
Foreign Currency	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	3,489,396	14,716,760	10,192,157

Net Gain (Loss) on Investments	7,598,013	25,924,270	14,335,563

Net Increase (Decrease) in Net Assets from Operations	$7,414,482	$26,147,572	$13,816,572

Foreign Tax Withheld	$—	$—	$—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
160	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

Year Ended March 31, 2010

S&P	S&P	S&P			Strengthening	Weakening
MidCap 400	SmallCap 600	SmallCap 600	Europe 1.25x	Japan 2x	Dollar 2x	Dollar 2x
Pure Value	Pure Growth	Pure Value	Strategy	Strategy	Strategy	Strategy
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$404	$238	$1,172	$4,410	$5,491	$49,318	$116,445
1,250,822	85,330	1,026,330	306,764	—	—	—
—	—	—	(2,182)	—	—	—

1,251,226	85,568	1,027,502	308,992	5,491	49,318	116,445

493,017	136,228	835,763	144,207	47,420	420,513	905,133
164,339	45,410	278,588	40,058	15,807	116,805	251,426

3,346	3,154	5,561	1,172	1,449	17,421	54,144
19,187	10,493	31,433	20,632	5,387	65,604	105,485
156,196	39,632	265,168	33,728	13,011	82,982	170,910
65,735	18,163	111,399	16,023	6,323	46,723	100,570
4,944	2,365	9,980	1,890	806	6,367	12,223
20,743	5,076	31,763	4,321	1,677	12,426	26,105
91,769	25,045	168,348	24,797	8,748	61,017	145,686

1,019,276	285,566	1,738,003	286,828	100,628	829,858	1,771,682

231,950	(199,998)	(710,501)	22,164	(95,137)	(780,540)	(1,655,237)

9,616,321	153,042	55,519,408	1,293,160	—	—	—
—	—	—	—	—	(1,356,902)	6,430,325
—	—	(533,624)	3,230,627	3,918,319	(3,063,924)	17,220,195
—	—	—	(187,434)	—	—	—

9,616,321	153,042	54,985,784	4,336,353	3,918,319	(4,420,826)	23,650,520

21,691,091	3,107,538	28,055,856	232,504	—	—	—
—	—	—	—	—	(28,932)	(1,207,689)
—	—	—	80,573	(790,035)	747,354	(4,652,692)
—	—	—	(23,604)	—	—	—

21,691,091	3,107,538	28,055,856	289,473	(790,035)	718,422	(5,860,381)

31,307,412	3,260,580	83,041,640	4,625,826	3,128,284	(3,702,404)	17,790,139

$31,539,362	$3,060,582	$82,331,139	$4,647,990	$3,033,147	$(4,482,944)	$16,134,902

$—	$—	$—	$3,984	$—	$—	$—
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	161

STATEMENTS OF OPERATIONS (concluded)

			Inverse
		Government	Government
	Real	Long Bond 1.2x	Long Bond
	Estate	Strategy	Strategy
	Fund	Fund	Fund
Investment Income
Interest	$199	$7,345,504	$1,743,997
Dividends, Net of Foreign Tax Withheld	963,588	—	—
Other Income	—	409	111

Total Income	963,787	7,345,913	1,744,108

Expenses
Investment Advisory Fees	201,456	887,204	5,216,389
Transfer Agent and Administrative Fees	59,252	354,885	1,448,996
Distribution & Service Fees:
Advisor Class	—	98,249	221,088
A-Class	11,098	16,788	165,424
C-Class	17,011	117,378	1,431,281
H-Class	43,901	—	—
Portfolio Accounting Fees	23,701	170,618	477,058
Short Sales Interest Expense	—	—	6,422,390
Trustees’ Fees*	2,620	18,913	70,718
Custody Fees	7,513	54,432	152,147
Miscellaneous	43,437	254,221	801,493

Total Expenses	409,989	1,972,688	16,406,984

Less Expenses Waived by Distributor
Advisor Class	—	—	—
A-Class	—	—	—
C-Class	—	—	—
Less Expenses Waived by Advisor	—	—	—
Less Expenses Waived by Service Company	—	—	—

Total Waived Expenses	—	—	—

Net Expenses	409,989	1,972,688	16,406,984

Net Investment Income (Loss)	553,798	5,373,225	(14,662,876)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	(511,338)	(28,233,822)	(99,272)
Credit Default Swaps	—	—	—
Futures Contracts	—	(5,704,796)	23,223,590
Securities Sold Short	—	—	9,708,740

Total Net Realized Gain (Loss)	(511,338)	(33,938,618)	32,833,058

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	8,932,170	(4,182,176)	(225,672)
Credit Default Swaps	—	—	—
Futures Contracts	—	(737,463)	16,873,372
Securities Sold Short	—	—	4,992,691

Net Change in Unrealized Appreciation (Depreciation)	8,932,170	(4,919,639)	21,640,391

Net Gain (Loss) on Investments	8,420,832	(38,858,257)	54,473,449

Net Increase (Decrease) in Net Assets from Operations	$8,974,630	$(33,485,032)	$39,810,573

Foreign Tax Withheld	$2,382	$—	$—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

**	Since commencement of operations: July 10, 2009 — U.S. Government Money Market Fund Investor2 Class.
162	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

Year Ended March 31, 2010

	Inverse	U.S.
High Yield	High Yield	Government
Strategy	Strategy	Money Market
Fund	Fund	Fund **

$53,525	$15,559	$5,702,134
—	—	—
—	—	314

53,525	15,559	5,702,448

249,559	112,382	7,562,906
83,186	37,461	3,044,204

—	—	1,673,171
14,281	3,179	100,260
27,878	18,621	1,076,323
61,936	29,627	—
33,092	14,984	791,348
—	—	—
5,062	1,578	196,722
8,781	4,019	395,844
47,358	22,018	2,106,011

531,133	243,869	16,946,789

—	—	(1,673,190)
—	—	(100,261)
—	—	(1,076,338)
—	—	(6,999,758)
—	—	(1,478,239)

—	—	(11,327,786)

531,133	243,869	5,619,003

(477,608)	(228,310)	83,445

—	—	35,221
10,714,731	(5,223,436)	—
(378,376)	(278,874)	—
—	—	—

10,336,355	(5,502,310)	35,221

—	—	—
5,157,219	(605,483)	—
(509,217)	63,909	—
—	—	—

4,648,002	(541,574)	—

14,984,357	(6,043,884)	35,221

$14,506,749	$(6,272,194)	$118,666

$—	$—	$—
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	163

STATEMENTS OF CHANGES IN NET ASSETS

	Nova Fund		S&P 500 Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010	2009

From Operations
Net Investment Income (Loss)	$78,731	$608,841	$408,186	$696,008
Net Realized Gain (Loss) on Investments	14,811,881	(47,051,343)	12,709,584	(63,579,177)
Net Change in Unrealized Appreciation (Depreciation) on Investments	22,856,692	(21,597,813)	43,947,609	(12,430,044)

Net Increase (Decrease) in Net Assets from Operations	37,747,304	(68,040,315)	57,065,379	(75,313,213)

Distributions to Shareholders from:
Net Investment Income
Investor Class	(400,020)	(249,257)	—	—
Advisor Class	(66,025)	(60,918)	—	—
A-Class	(25,816)	(31,355)	(214,408)	(22,565)
C-Class	(115,450)	(90,473)	(58,232)	(21,039)
H-Class	—	—	(482,360)	(365,084)
Realized Gain on Investments
A-Class	—	—	—	—
C-Class	—	—	—	—
H-Class	—	—	—	—

Total Distributions to Shareholders	(607,311)	(432,003)	(755,000)	(408,688)

Share Transactions
Proceeds from Shares Purchased
Investor Class	263,372,039	253,488,653	—	—
Advisor Class	37,475,685	62,801,039	—	—
A-Class	11,892,536	26,971,416	127,800,637	73,453,330
C-Class	7,293,115	15,050,326	176,980,665	167,837,574
H-Class	—	—	861,487,506	895,518,522
Value of Shares Purchased through Dividend Reinvestment
Investor Class	389,078	229,423	—	—
Advisor Class	62,038	54,450	—	—
A-Class	23,887	29,248	209,596	20,738
C-Class	109,992	86,280	55,329	20,397
H-Class	—	—	471,404	216,004
Cost of Shares Redeemed
Investor Class	(241,354,104)	(259,092,682)	—	—
Advisor Class	(42,157,841)	(58,326,532)	—	—
A-Class	(16,805,121)	(30,821,803)	(123,598,227)	(40,339,207)
C-Class	(12,273,520)	(21,013,097)	(175,801,622)	(164,913,203)
H-Class	—	—	(848,417,642)	(768,785,989)

Net Increase (Decrease) in Net Assets From Share Transactions	8,027,784	(10,543,279)	19,187,646	163,028,166

Net Increase (Decrease) in Net Assets	45,167,777	(79,015,597)	75,498,025	87,306,265
Net Assets—Beginning of Period	56,382,860	135,398,457	176,463,221	89,156,956

Net Assets—End of Period	$101,550,637	$56,382,860	$251,961,246	$176,463,221

Undistributed Net Investment Income—End of Period	$78,732	$608,840	$—	$290,128

164	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

Inverse				Inverse		Mid-Cap
S&P 500 Strategy Fund		NASDAQ-100® Fund		NASDAQ-100 ® Strategy Fund		1.5x Strategy Fund
Year	Year	Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2010	2009	2010	2009	2010	2009	2010	2009

$(2,962,824)	$387,063	$(3,604,566)	$(3,389,836)	$(444,051)	$(229,932)	$(160,250)	$(37,744)
(136,665,271)	116,230,481	15,245,004	(37,423,011)	(20,372,903)	14,501,060	3,461,477	(13,400,051)

15,795,098	(20,469,820)	216,908,868	(152,231,295)	1,493,832	(1,753,074)	5,812,914	(1,785,757)

(123,832,997)	96,147,724	228,549,306	(193,044,142)	(19,323,122)	12,518,054	9,114,141	(15,223,552)

(300,599)	(3,155,961)	—	—	—	(500,878)	—	—
(11,483)	(301,706)	—	—	—	(8,988)	—	—
(46,691)	(230,772)	—	—	—	(115,722)	—	—
(28,291)	(300,640)	—	—	—	(70,020)	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	(46,952)
—	—	—	—	—	—	—	(309,080)
—	—	—	—	—	—	—	(978,240)

(387,064)	(3,989,079)	—	—	—	(695,608)	—	(1,334,272)

942,697,042	813,336,089	750,255,904	538,260,472	263,519,478	181,405,974	—	—
53,161,952	102,858,985	155,543,357	110,732,240	13,001,544	3,852,269	—	—
78,958,664	70,739,952	30,156,587	8,777,731	8,874,805	17,451,507	4,303,723	2,823,579
67,595,341	107,129,470	24,010,905	115,748,994	9,150,986	63,340,946	12,820,669	17,493,225
—	—	—	—	—	—	180,310,582	160,138,832

286,564	2,733,955	—	—	—	460,030	—	—
10,548	291,409	—	—	—	8,784	—	—
42,604	223,099	—	—	—	101,436	—	43,087
23,464	262,657	—	—	—	65,461	—	282,399
—	—	—	—	—	—	—	954,788

(889,787,263)	(898,586,805)	(781,927,624)	(583,226,577)	(259,836,615)	(219,099,643)	—	—
(53,392,982)	(100,577,437)	(164,471,567)	(103,205,150)	(11,961,791)	(7,064,436)	—	—
(59,041,010)	(67,731,417)	(20,940,455)	(10,394,443)	(9,179,789)	(16,980,273)	(4,338,121)	(2,438,761)
(61,798,174)	(127,558,043)	(21,740,962)	(115,614,100)	(8,808,360)	(68,828,480)	(13,909,187)	(18,343,104)
—	—	—	—	—	—	(166,937,942)	(151,020,935)

78,756,750	(96,878,086)	(29,113,855)	(38,920,833)	4,760,258	(45,286,425)	12,249,724	9,933,110

(45,463,311)	(4,719,441)	199,435,451	(231,964,975)	(14,562,864)	(33,463,979)	21,363,865	(6,624,714)
271,099,388	275,818,829	417,529,346	649,494,321	39,515,465	72,979,444	15,097,202	21,721,916

$225,636,077	$271,099,388	$616,964,797	$417,529,346	$24,952,601	$39,515,465	$36,461,067	$15,097,202

$—	$387,063	$—	$—	$—	$—	$—	$—

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	165

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Inverse		Russell 2000®
	Mid-Cap Strategy Fund		1.5x Strategy Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010	2009

From Operations
Net Investment Income (Loss)	$(84,936)	$(76,283)	$(208,472)	$(82,805)
Net Realized Gain (Loss) on Investments	(4,520,733)	(1,374,290)	4,024,925	(11,876,206)
Net Change in Unrealized Appreciation (Depreciation) on Investments	163,417	(1,484,860)	8,612,735	(3,567,882)

Net Increase (Decrease) in Net Assets from Operations	(4,442,252)	(2,935,433)	12,429,188	(15,526,893)

Distributions to Shareholders from:
Net Investment Income
A-Class	—	(398)	—	—
C-Class	—	(468)	—	—
H-Class	—	(39,133)	—	—
Realized Gain on Investments
A-Class	—	—	—	—
C-Class	—	—	—	—
H-Class	—	—	—	—

Total Distributions to Shareholders	—	(39,999)	—	—

Share Transactions
Proceeds from Shares Purchased
A-Class	3,321,246	1,792,062	2,404,655	4,834,811
C-Class	3,242,403	6,969,049	6,961,907	14,021,425
H-Class	56,497,756	110,155,110	157,669,541	134,645,259
Value of Shares Purchased through Dividend Reinvestment
A-Class	—	281	—	—
C-Class	—	466	—	—
H-Class	—	35,232	—	—
Cost of Shares Redeemed
A-Class	(2,621,482)	(2,440,256)	(2,984,872)	(7,543,684)
C-Class	(3,059,874)	(8,310,290)	(10,371,550)	(15,002,698)
H-Class	(57,174,748)	(146,110,905)	(157,200,957)	(126,732,551)

Net Increase (Decrease) in Net Assets From Share Transactions	205,301	(37,909,251)	(3,521,276)	4,222,562

Net Increase (Decrease) in Net Assets	(4,236,951)	(40,884,683)	8,907,912	(11,304,331)
Net Assets—Beginning of Period	8,128,764	49,013,447	17,779,182	29,083,513

Net Assets—End of Period	$3,891,813	$8,128,764	$26,687,094	$17,779,182

Undistributed Net Investment Income (Loss)—End of Period	$—	$—	$(2,478)	$(53)

166	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

1

Russell 2000®		Inverse		S&P 500		S&P 500
Fund		Russell 2000® Strategy Fund		Pure Growth Fund		Pure Value Fund
Year	Year	Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2010	2009	2010	2009	2010	2009	2010	2009

$(131,477)	$(24,579)	$(436,855)	$(226,760)	$(183,531)	$(114,267)	$223,302	$509,395
3,504,542	(16,326,841)	(17,785,252)	7,748,503	4,108,617	(6,574,273)	11,207,510	(20,227,083)

2,761,372	(236,284)	(427,116)	(1,429,563)	3,489,396	(750,066)	14,716,760	(2,513,010)

6,134,437	(16,587,704)	(18,649,223)	6,092,180	7,414,482	(7,438,606)	26,147,572	(22,230,698)

—	—	—	(55,895)	—	—	(5,911)	(3,018)
—	—	—	(27,396)	—	—	(37,725)	(155,473)
—	—	—	(246,709)	—	—	(465,758)	(144,833)

—	—	—	—	—	—	—	(21,899)
—	—	—	—	—	—	—	(1,128,291)
—	—	—	—	—	—	—	(1,051,077)

—	—	—	(330,000)	—	—	(509,394)	(2,504,591)

11,787,474	15,590,344	12,458,139	10,610,542	14,713,642	9,237,958	15,145,213	3,134,128
92,157,139	44,652,308	12,315,911	72,340,206	9,209,791	24,949,550	12,436,778	22,014,986
189,633,766	272,828,329	190,565,372	152,295,355	176,531,236	102,848,506	455,762,213	235,394,519

—	—	—	50,036	—	—	3,807	21,833
—	—	—	24,881	—	—	37,392	1,267,647
—	—	—	150,522	—	—	465,190	1,192,323

(13,816,879)	(10,348,886)	(11,468,508)	(15,069,169)	(16,142,989)	(10,940,324)	(7,194,675)	(6,302,332)
(92,420,348)	(42,583,483)	(11,307,586)	(78,122,808)	(6,496,395)	(25,012,644)	(9,899,329)	(19,756,536)
(180,791,186)	(245,186,056)	(178,850,918)	(168,917,835)	(178,056,915)	(98,509,542)	(336,675,504)	(230,906,803)

6,549,966	34,952,556	13,712,410	(26,638,270)	(241,630)	2,573,504	130,081,085	6,059,765

12,684,403	18,364,852	(4,936,813)	(20,876,090)	7,172,852	(4,865,102)	155,719,263	(18,675,524)
24,278,194	5,913,342	34,629,458	55,505,548	16,969,104	21,834,206	5,889,998	24,565,522

$36,962,597	$24,278,194	$29,692,645	$34,629,458	$24,141,956	$16,969,104	$161,609,261	$5,889,998

$(1,408)	$(584)	$—	$—	$—	$—	$223,301	$509,393

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	167

2

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	S&P MidCap 400		S&P MidCap 400
	Pure Growth Fund		Pure Value Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010	2009

From Operations
Net Investment Income (Loss)	$(518,991)	$(331,277)	$231,950	$143,550
Net Realized Gain (Loss) on Investments	4,143,406	(19,391,102)	9,616,321	(4,592,115)
Net Change in Unrealized Appreciation (Depreciation) on Investments	10,192,157	119,720	21,691,091	(158,177)

Net Increase (Decrease) in Net Assets from Operations	13,816,572	(19,602,659)	31,539,362	(4,606,742)

Distributions to Shareholders from:
Net Investment Income
A-Class	—	—	(2,076)	—
C-Class	—	—	(6,922)	—
H-Class	—	—	(134,553)	—
Realized Gain on Investments
A-Class	—	—	—	—
C-Class	—	—	—	—
H-Class	—	—	—	—

Total Distributions to Shareholders	—	—	(143,551)	—

Share Transactions
Proceeds from Shares Purchased
A-Class	9,118,126	6,807,590	16,949,502	1,644,673
C-Class	12,063,875	66,567,303	15,195,168	17,443,146
H-Class	359,244,845	367,668,576	529,643,072	44,428,178
Value of Shares Purchased through Dividend Reinvestment
A-Class	—	—	2,017	—
C-Class	—	—	6,784	—
H-Class	—	—	133,192	—
Cost of Shares Redeemed
A-Class	(8,227,201)	(9,008,923)	(7,103,408)	(4,208,010)
C-Class	(13,253,534)	(64,611,358)	(14,178,507)	(16,703,919)
H-Class	(322,082,822)	(347,476,475)	(363,931,663)	(43,676,311)

Net Increase (Decrease) in Net Assets From Share Transactions	36,863,289	19,946,713	176,716,157	(1,072,243)

Net Increase (Decrease) in Net Assets	50,679,861	344,054	208,111,968	(5,678,985)
Net Assets—Beginning of Period	19,790,841	19,446,787	4,712,007	10,390,992

Net Assets—End of Period	$70,470,702	$19,790,841	$212,823,975	$4,712,007

Undistributed Net Investment Income (Loss)—End of Period	$—	$—	$231,949	$143,550

168	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

3

S&P SmallCap 600		S&P SmallCap 600		Europe 1.25x		Japan 2x
Pure Growth Fund		Pure Value Fund		Strategy Fund		Strategy Fund
Year	Year	Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2010	2009	2010	2009	2010	2009	2010	2009

$(199,998)	$(68,235)	$(710,501)	$162,807	$22,164	$180,170	$(95,137)	$(29,202)
153,042	(3,807,362)	54,985,784	(19,400,817)	4,336,353	(10,119,191)	3,918,319	(4,777,143)

3,107,538	(619,767)	28,055,856	1,316,093	289,473	(2,481,158)	(790,035)	721,370

3,060,582	(4,495,364)	82,331,139	(17,921,917)	4,647,990	(12,420,179)	3,033,147	(4,084,975)

—	—	(2,176)	(3,661)	—	—	—	(872)
—	—	(6,861)	(12,729)	—	—	—	(155)
—	—	(24,519)	(205,610)	—	—	—	(2,868)

—	—	(405,806)	—	—	—	—	—
—	—	(1,279,703)	—	—	—	—	—
—	—	(4,573,281)	—	—	—	—	—

—	—	(6,292,346)	(222,000)	—	—	—	(3,895)

3,568,200	1,059,437	17,811,935	2,394,535	326,905	234,541	4,861,965	1,964,705
8,283,398	37,850,187	17,970,003	17,737,023	74,914,337	77,059,959	40,920,332	21,679,561
253,545,313	84,197,270	675,923,538	120,768,286	404,179,856	106,856,029	56,612,995	67,921,912

—	—	378,723	3,525	—	—	—	645
—	—	1,265,910	12,241	—	—	—	155
—	—	4,505,083	204,367	—	—	—	2,725

(3,442,305)	(2,801,186)	(13,385,823)	(4,796,628)	(389,582)	(910,394)	(3,222,607)	(1,608,262)
(7,191,912)	(39,046,955)	(10,602,354)	(27,860,304)	(74,481,425)	(79,975,672)	(41,845,825)	(20,728,115)
(255,624,703)	(76,659,423)	(561,136,010)	(136,608,914)	(405,444,660)	(114,604,154)	(59,989,549)	(63,553,581)

(862,009)	4,599,330	132,731,005	(28,145,869)	(894,569)	(11,339,691)	(2,662,689)	5,679,745

2,198,573	103,966	208,769,798	(46,289,786)	3,753,421	(23,759,870)	370,458	1,590,875
10,281,087	10,177,121	22,258,616	68,548,402	5,809,189	29,569,059	7,709,316	6,118,441

$12,479,660	$10,281,087	$231,028,414	$22,258,616	$9,562,610	$5,809,189	$8,079,774	$7,709,316

$—	$—	$—	$34,123	$(200,349)	$(165,064)	$—	$—

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	169

4

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Strengthening Dollar 2x		Weakening Dollar 2x
	Strategy Fund		Strategy Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010	2009

From Operations
Net Investment Income (Loss)	$(780,540)	$(12,670)	$(1,655,237)	$(233,371)
Net Realized Gain (Loss) on Investments	(4,420,826)	37,058,921	23,650,520	(24,249,781)
Net Change in Unrealized Appreciation (Depreciation) on Investments	718,422	2,089,730	(5,860,381)	(7,721,955)

Net Increase (Decrease) in Net Assets from Operations	(4,482,944)	39,135,981	16,134,902	(32,205,107)

Distributions to Shareholders from:
Net Investment Income Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	—	—	—	(563,952)
C-Class	—	—	—	(559,337)
H-Class	—	—	—	(2,397,352)
Realized Gain on Investments A-Class	—	(4,678,494)	—	(1,218,098)
C-Class	—	(2,786,283)	—	(1,208,128)
H-Class	—	(22,537,927)	—	(5,178,115)

Total Distributions to Shareholders	—	(30,002,704)	—	(11,124,982)

Share Transactions
Proceeds from Shares Purchased
Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	26,981,177	51,138,674	29,337,819	37,116,574
C-Class	166,010,494	154,562,351	71,736,946	48,921,556
H-Class	430,502,636	565,922,365	292,106,948	351,254,745
Value of Shares Purchased through Dividend Reinvestment
Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	—	3,965,984	—	1,513,588
C-Class	—	2,633,415	—	1,586,937
H-Class	—	18,471,001	—	6,616,772
Cost of Shares Redeemed
Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	(17,004,512)	(49,015,442)	(43,837,092)	(35,907,820)
C-Class	(160,038,197)	(159,351,996)	(76,123,193)	(57,728,584)
H-Class	(388,785,531)	(600,208,154)	(333,831,802)	(371,086,031)

Net Increase (Decrease) in Net Assets From Share Transactions	57,666,067	(11,881,802)	(60,610,374)	(17,712,263)

Net Increase (Decrease) in Net Assets	53,183,123	(2,748,525)	(44,475,472)	(61,042,352)
Net Assets—Beginning Of Period	35,188,523	37,937,048	86,577,598	147,619,950

Net Assets—End Of Period	$88,371,646	$35,188,523	$42,102,126	$86,577,598

Undistributed Net Investment Income—End of Period	$—	$—	$—	$—

170	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

Real Estate		Government Long Bond		Inverse Government		High Yield
Fund		1.2x Strategy Fund		Long Bond Strategy Fund		Strategy Fund
Year	Year	Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2010	2009	2010	2009	2010	2009	2010	2009

$553,798	$501,756	$5,373,225	$1,908,826	$(14,662,876)	$(4,904,292)	$(477,608)	$(234,050)
(511,338)	(16,037,272)	(33,938,618)	1,623,941	32,833,058	(96,423,275)	10,336,355	(15,705,168)

8,932,170	(1,439,418)	(4,919,639)	(2,163,992)	21,640,391	852,082	4,648,002	(4,364,239)

8,974,630	(16,974,934)	(33,485,032)	1,368,775	39,810,573	(100,475,485)	14,506,749	(20,303,457)

—	—	(4,391,419)	(941,561)	—	—	—	—
—	—	(539,964)	(417,809)	—	—	—	—
(41,671)	(144,592)	(190,623)	(416,096)	—	—	(338,599)	(934,963)
(21,574)	(40,558)	(253,542)	(133,359)	—	—	(251,769)	(116,106)
(266,325)	(149,849)	—	—	—	—	(896,465)	(2,198,931)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(329,570)	(334,999)	(5,375,548)	(1,908,825)	—	—	(1,486,833)	(3,250,000)

—	—	2,310,502,198	867,157,702	927,321,564	1,116,248,542	—	—
—	—	1,023,385,056	548,593,771	1,455,291,300	552,838,969	—	—
17,825,648	25,765,124	17,597,007	27,372,441	82,743,378	88,626,150	24,355,751	179,448,929
65,977,573	30,169,078	143,663,196	123,996,321	119,594,003	116,468,620	56,181,252	19,960,644
353,762,266	173,570,581	—	—	—	—	325,675,183	1,057,815,536

—	—	4,265,561	890,596	—	—	—	—
—	—	534,630	414,301	—	—	—	—
41,288	144,355	163,087	370,874	—	—	139,047	928,359
21,361	40,289	237,852	127,270	—	—	240,261	116,106
255,420	142,249	—	—	—	—	880,965	2,123,624

—	—	(2,043,495,107)	(850,471,909)	(839,298,013)	(1,032,216,838)	—	—
—	—	(1,000,137,157)	(566,919,573)	(1,430,224,450)	(536,326,976)	—	—
(16,882,349)	(23,438,672)	(21,524,585)	(39,628,364)	(60,831,796)	(58,240,501)	(26,659,850)	(181,095,758)
(65,957,944)	(29,844,314)	(134,407,163)	(126,126,597)	(112,858,177)	(89,247,418)	(54,919,509)	(18,856,745)
(326,701,549)	(174,149,097)	—	—	—	—	(561,442,872)	(865,660,066)

28,341,714	2,399,593	300,784,575	(14,223,167)	141,737,809	158,150,548	(235,549,772)	194,780,629

36,986,774	(14,910,340)	261,923,995	(14,763,217)	181,548,382	57,675,063	(222,529,856)	171,227,172
4,385,835	19,296,175	67,725,926	82,489,143	482,295,229	424,620,166	247,048,375	75,821,203

$41,372,609	$4,385,835	$329,649,921	$67,725,926	$663,843,611	$482,295,229	$24,518,519	$247,048,375

$405,783	$171,104	$181,300	$183,623	$—	$—	$419,694	$—

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	171

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Inverse High Yield		U.S. Government
	Strategy Fund		Money Market Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010*	2009

From Operations
Net Investment Income (Loss)	$(228,310)	$(97,553)	$83,445	$12,579,007
Net Realized Gain (Loss) on Investments	(5,502,310)	1,205,080	35,221	69,106
Net Change in Unrealized Appreciation (Depreciation) on Investments	(541,574)	(16,972)	—	—

Net Increase (Decrease) in Net Assets from Operations	(6,272,194)	1,090,555	118,666	12,648,113

Distributions to Shareholders from:
Net Investment Income
Investor Class	—	—	(53,992)	(10,725,622)
Investor2 Class	—	—	(2,310)	—
Advisor Class	—	—	(18,327)	(1,244,597)
A-Class	—	—	(2,196)	(283,796)
C-Class	—	—	(5,899)	(324,992)
Realized Gain on Investments
A-Class	(3,470)	(28,565)	—	—
C-Class	(17,572)	(56,725)	—	—
H-Class	(47,904)	(854,552)	—	—

Total Distributions to Shareholders	(68,946)	(939,842)	(82,724)	(12,579,007)

Share Transactions
Proceeds from Shares Purchased
Investor Class	—	—	12,766,483,416	14,234,678,743
Investor2 Class	—	—	39,417,792	—
Advisor Class	—	—	12,882,811,665	5,683,851,096
A-Class	12,627,238	12,550,539	99,314,014	167,289,290
C-Class	9,043,657	2,853,206	1,043,565,916	1,495,568,434
H-Class	175,820,086	340,067,292	—	—
Value of Shares Purchased through Dividend Reinvestment
Investor Class	—	—	53,863	10,640,857
Investor2 Class	—	—	1,613	—
Advisor Class	—	—	18,334	1,238,606
A-Class	1,532	11,158	2,109	265,875
C-Class	12,023	56,655	5,744	318,248
H-Class	45,507	802,717	—	—
Value of Proceeds from Merger (Note 14)
Investor2 Class	—	—	62,269,356	—
Cost of Shares Redeemed
Investor Class	—	—	(13,008,084,870)	(14,109,618,445)
Investor2 Class	—	—	(50,501,476)	—
Advisor Class	—	—	(13,100,463,671)	(5,502,840,798)
A-Class	(12,117,361)	(12,048,193)	(117,729,668)	(139,658,664)
C-Class	(7,250,037)	(5,246,915)	(1,102,305,047)	(1,481,940,632)
H-Class	(156,508,926)	(333,418,149)	—	—

Net Increase (Decrease) in Net Assets From Share Transactions	21,673,719	5,628,310	(485,140,910)	359,792,610

Net Increase (Decrease) in Net Assets	15,332,579	5,779,023	(485,104,968)	359,861,716
NET ASSETS—BEGINNING OF PERIOD	16,945,340	11,166,317	1,640,168,135	1,280,306,419

NET ASSETS—END OF PERIOD	$32,277,919	$16,945,340	$1,155,063,167	$1,640,168,135

Undistributed Net Investment Income (Loss)—End of Period	$—	$—	$681	$(40)

*	Since commencement of operations: July 10, 2009—U.S. Government Money Market Fund Investor2 Class.
172	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)									Combined
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET				Net	Net		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total			Investment	Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total	Net	Income	Income	Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses■	Expenses■	(Loss)	(Loss)▲	Rate	omitted)

Nova Fund Investor Class
March 31, 2010	$11.40	$.06	$8.97	$9.03	$(.15)	$—	$(.15)	$20.28	79.36%	1.28%	1.28%	0.33%	—	68%	$77,268
March 31, 2009	26.13	.19	(14.83)	(14.64)	(.09)	—	(.09)	11.40	(56.06)%	1.29%	1.29%	0.93%	—	143%	32,603
March 31, 2008	30.92	.40	(4.51)	(4.11)	(.68)	—	(.68)	26.13	(13.71)%	1.27%	1.27%	1.26%	—	115%	74,674
March 31, 2007	28.89	(.15)	4.19	4.04	(2.01)	—	(2.01)	30.92	13.99%	1.25%	1.25%	1.23%	—	144%	113,195
March 31, 2006	25.96	(.12)	3.90	3.78	(.85)	—	(.85)	28.89	14.68%	1.35%	1.23%	(0.45)%	0.95%	192%	139,786

Nova Fund Advisor Class
March 31, 2010	10.73	(.01)	8.40	8.39	(.15)	—	(.15)	18.97	78.35%	1.78%	1.78%	(0.03)%	—	68%	11,746
March 31, 2009	24.72	.08	(13.98)	(13.90)	(.09)	—	(.09)	10.73	(56.26)%	1.79%	1.79%	0.45%	—	143%	10,853
March 31, 2008	29.44	.23	(4.27)	(4.04)	(.68)	—	(.68)	24.72	(14.16)%	1.77%	1.77%	0.78%	—	115%	19,218
March 31, 2007	27.73	(.28)	4.00	3.72	(2.01)	—	(2.01)	29.44	13.41%	1.75%	1.75%	0.73%	—	144%	36,441
March 31, 2006	25.08	(.25)	3.75	3.50	(.85)	—	(.85)	27.73	14.07%	1.85%	1.74%	(0.96)%	0.44%	192%	41,002

Nova Fund A-Class
March 31, 2010	10.88	.03	8.52	8.55	(.15)	—	(.15)	19.28	78.74%	1.54%	1.54%	0.18%	—	68%	1,876
March 31, 2009	24.99	.13	(14.15)	(14.02)	(.09)	—	(.09)	10.88	(56.13)%	1.54%	1.54%	0.70%	—	143%	3,612
March 31, 2008	29.67	.29	(4.29)	(4.00)	(.68)	—	(.68)	24.99	(13.92)%	1.52%	1.52%	0.97%	—	115%	11,791
March 31, 2007	27.87	(.21)	4.02	3.81	(2.01)	—	(2.01)	29.67	13.67%	1.50%	1.50%	0.98%	—	144%	15,586
March 31, 2006	25.15	(.19)	3.76	3.57	(.85)	—	(.85)	27.87	14.32%	1.60%	1.49%	(0.71)%	0.69%	192%	29,315

Nova Fund C-Class
March 31, 2010	10.42	(.09)	8.15	8.06	(.15)	—	(.15)	18.33	77.51%	2.28%	2.28%	(0.61)%	—	68%	10,661
March 31, 2009	24.14	(.01)	(13.62)	(13.63)	(.09)	—	(.09)	10.42	(56.49)%	2.29%	2.29%	(0.05)%	—	143%	9,314
March 31, 2008	28.91	.07	(4.16)	(4.09)	(.68)	—	(.68)	24.14	(14.60)%	2.27%	2.27%	0.24%	—	115%	29,715
March 31, 2007	27.39	(.42)	3.95	3.53	(2.01)	—	(2.01)	28.91	12.88%	2.25%	2.25%	0.23%	—	144%	42,925
March 31, 2006	24.89	(.38)	3.73	3.35	(.85)	—	(.85)	27.39	13.58%	2.35%	2.24%	(1.46)%	(0.06)%	192%	50,131

S&P 500 Fund A-Class
March 31, 2010	15.79	.07	7.43	7.50	(.11)	—	(.11)	23.18	47.55%	1.53%	1.53%	0.34%	—	58%	46,312
March 31, 2009	25.92	.12	(10.21)	(10.09)	(.04)	—	(.04)	15.79	(38.95)%	1.52%	1.52%	0.68%	—	168%	29,409
March 31, 2008	27.32	.52	(1.78)	(1.26)	(.14)	—	(.14)	25.92	(4.68)%	1.51%	1.51%	1.86%	—	396%	2,358
March 31, 2007*	25.00	.30	2.53	2.83	(.11)	(.40)	(.51)	27.32	11.34%	1.55%**	1.55%**	1.35%**	—	119%	2,063

S&P 500 Fund C-Class
March 31, 2010	15.44	(.08)	7.25	7.17	(.11)	—	(.11)	22.50	46.49%	2.28%	2.28%	(0.41)%	—	58%	11,456
March 31, 2009	25.55	(.02)	(10.05)	(10.07)	(.04)	—	(.04)	15.44	(39.43)%	2.28%	2.28%	(0.08)%	—	168%	7,295
March 31, 2008	27.15	.18	(1.64)	(1.46)	(.14)	—	(.14)	25.55	(5.45)%	2.25%	2.25%	0.67%	—	396%	7,836
March 31, 2007*	25.00	.19	2.47	2.66	(.11)	(.40)	(.51)	27.15	10.65%	2.25%**	2.25%**	0.84%**	—	119%	1,971

S&P 500 Fund H-Class
March 31, 2010	15.78	.06	7.44	7.50	(.11)	—	(.11)	23.17	47.58%	1.53%	1.53%	0.29%	—	58%	194,193
March 31, 2009	25.90	.13	(10.21)	(10.08)	(.04)	—	(.04)	15.78	(38.94)%	1.53%	1.53%	0.64%	—	168%	139,759
March 31, 2008	27.31	.39	(1.66)	(1.27)	(.14)	—	(.14)	25.90	(4.72)%	1.48%	1.48%	1.40%	—	396%	78,963
March 31, 2007*	25.00	.30	2.52	2.82	(.11)	(.40)	(.51)	27.31	11.29%	1.54%**	1.54%**	1.33%**	—	119%	6,374
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	173

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET				Net	Combined		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total			Investment	Net	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total	Net	Income	Investment	Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses■	Expenses■	(Loss)	Income▲	Rate	omitted)

Inverse S&P 500 Strategy Fund Investor Class
March 31, 2010	$54.23	$(.47)	$(19.32)	$(19.79)	$(.06)	$—	$(.06)	$34.38	(36.51)%	1.43%	1.43%	(1.16)%	—	—	$171,423
March 31, 2009	40.00	.12	14.94	15.06	(.83)	—	(.83)	54.23	37.66%	1.43%	1.43%	0.25%	—	—	217,740
March 31, 2008	37.85	.93	2.74	3.67	(1.52)	—	(1.52)	40.00	10.24%	1.41%	1.41%	3.08%	—	—	223,044
March 31, 2007†††	40.30	(.20)	(1.15)	(1.35)	(1.10)	—	(1.10)	37.85	(3.26)%	1.36%	1.36%	3.85%	—	—	293,092
March 31, 2006†††	43.45	(.20)	(2.35)	(2.55)	(.60)	—	(.60)	40.30	(5.84)%	1.41%	1.38%	(0.45)%	2.29%	—	329,785

Inverse S&P 500 Strategy Fund Advisor Class
March 31, 2010	50.83	(.63)	(18.08)	(18.71)	(.06)	—	(.06)	32.06	(36.82)%	1.93%	1.93%	(1.63)%	—	—	9,607
March 31, 2009	37.72	(.13)	14.07	13.94	(.83)	—	(.83)	50.83	36.96%	1.93%	1.93%	(0.30)%	—	—	15,305
March 31, 2008	36.00	.73	2.51	3.24	(1.52)	—	(1.52)	37.72	9.56%	1.92%	1.92%	2.64%	—	—	11,131
March 31, 2007†††	38.55	(.35)	(1.10)	(1.45)	(1.10)	—	(1.10)	36.00	(3.67)%	1.87%	1.87%	3.34%	—	—	22,712
March 31, 2006†††	41.80	(.40)	(2.25)	(2.65)	(.60)	—	(.60)	38.55	(6.32)%	1.91%	1.88%	(0.95)%	1.79%	—	45,332

Inverse S&P 500 Strategy Fund A-Class
March 31, 2010	51.30	(.53)	(18.28)	(18.81)	(.06)	—	(.06)	32.43	(36.68)%	1.67%	1.67%	(1.42)%	—	—	28,565
March 31, 2009	37.97	— §	14.16	14.16	(.83)	—	(.83)	51.30	37.30%	1.68%	1.68%	0.00%	—	—	18,381
March 31, 2008	36.10	.81	2.58	3.39	(1.52)	—	(1.52)	37.97	9.95%	1.66%	1.66%	2.83%	—	—	9,344
March 31, 2007†††	38.60	(.25)	(1.15)	(1.40)	(1.10)	—	(1.10)	36.10	(3.53)%	1.61%	1.61%	3.60%	—	—	11,388
March 31, 2006†††	41.85	(.30)	(2.35)	(2.65)	(.60)	—	(.60)	38.60	(6.31)%	1.66%	1.63%	(0.70)%	2.04%	—	8,932

Inverse S&P 500 Strategy Fund C-Class
March 31, 2010	49.59	(.79)	(17.62)	(18.41)	(.06)	—	(.06)	31.12	(37.14)%	2.43%	2.43%	(2.15)%	—	—	16,041
March 31, 2009	37.00	(.28)	13.70	13.42	(.83)	—	(.83)	49.59	36.27%	2.43%	2.43%	(0.67)%	—	—	19,674
March 31, 2008	35.50	.58	2.44	3.02	(1.52)	—	(1.52)	37.00	9.07%	2.41%	2.41%	2.14%	—	—	32,299
March 31, 2007†††	38.25	(.55)	(1.10)	(1.65)	(1.10)	—	(1.10)	35.50	(4.22)%	2.36%	2.36%	2.85%	—	—	42,651
March 31, 2006†††	41.65	(.60)	(2.20)	(2.80)	(.60)	—	(.60)	38.25	(6.70)%	2.41%	2.38%	(1.45)%	1.29%	—	39,146

NASDAQ-100® Fund Investor Class
March 31, 2010	8.15	(.07)	4.75	4.68	—	—	—	12.83	57.42%	1.30%	1.30%	(0.63)%	—	34%	571,761
March 31, 2009	11.81	(.06)	(3.60)	(3.66)	—	—	—	8.15	(30.99)%	1.30%	1.30%	(0.59)%	—	55%	389,944
March 31, 2008	11.78	(.06)	.09	.03	—	—	—	11.81	0.25%	1.28%	1.28%	(0.50)%	—	57%	617,923
March 31, 2007	11.34	(.06)	.50	.44	—	—	—	11.78	3.88%	1.22%	1.22%	(0.52)%	—	71%	635,744
March 31, 2006	9.94	(.05)	1.49	1.44	(.04)	—	(.04)	11.34	14.45%	1.20%	1.20%	(0.49)%	—	122%	893,295

NASDAQ-100® Fund Advisor Class
March 31, 2010	7.72	(.12)	4.49	4.37	—	—	—	12.09	56.61%	1.80%	1.80%	(1.13)%	—	34%	17,859
March 31, 2009	11.23	(.11)	(3.40)	(3.51)	—	—	—	7.72	(31.26)%	1.79%	1.79%	(1.11)%	—	55%	18,078
March 31, 2008	11.26	(.12)	.09	(.03)	—	—	—	11.23	(0.27)%	1.78%	1.78%	(0.99)%	—	57%	15,184
March 31, 2007	10.90	(.11)	.47	.36	—	—	—	11.26	3.30%	1.73%	1.73%	(1.07)%	—	71%	9,349
March 31, 2006	9.60	(.10)	1.44	1.34	(.04)	—	(.04)	10.90	13.92%	1.70%	1.70%	(1.00)%	—	122%	27,832

NASDAQ-100® Fund A-Class
March 31, 2010	7.82	(.09)	4.54	4.45	—	—	—	12.27	56.91%	1.55%	1.55%	(0.86)%	—	34%	15,128
March 31, 2009	11.35	(.08)	(3.45)	(3.53)	—	—	—	7.82	(31.10)%	1.55%	1.55%	(0.82)%	—	55%	3,140
March 31, 2008	11.36	(.09)	.08	(.01)	—	—	—	11.35	(0.09)%	1.54%	1.54%	(0.76)%	—	57%	6,044
March 31, 2007	10.96	(.08)	.48	.40	—	—	—	11.36	3.65%	1.46%	1.46%	(0.73)%	—	71%	3,686
March 31, 2006	9.63	(.08)	1.45	1.37	(.04)	—	(.04)	10.96	14.18%	1.46%	1.46%	(0.78)%	—	122%	2,491
174	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET				Net	Combined		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total			Investment	Net	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total	Net	Income	Investment	Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses■	Expenses■	(Loss)	Income▲	Rate	omitted)

NASDAQ-100® Fund C-Class
March 31, 2010	$7.49	$(.16)	$4.34	$4.18	$—	$—	$—	$11.67	55.81%	2.30%	2.30%	(1.63)%	—	34%	$12,216
March 31, 2009	10.95	(.15)	(3.31)	(3.46)	—	—	—	7.49	(31.60)%	2.30%	2.30%	(1.59)%	—	55%	6,368
March 31, 2008	11.02	(.18)	.11	(.07)	—	—	—	10.95	(0.64)%	2.28%	2.28%	(1.50)%	—	57%	10,343
March 31, 2007	10.73	(.16)	.45	.29	—	—	—	11.02	2.70%	2.22%	2.22%	(1.55)%	—	71%	10,032
March 31, 2006	9.50	(.16)	1.43	1.27	(.04)	—	(.04)	10.73	13.33%	2.21%	2.21%	(1.52)%	—	122%	18,707

Inverse NASDAQ-100® Strategy Fund Investor Class
March 31, 2010	25.09	(.25)	(9.77)	(10.02)	—	—	—	15.07	(39.94)%	1.47%	1.47%	(1.35)%	—	—	21,137
March 31, 2009	21.27	(.06)	4.25	4.19	(.37)	—	(.37)	25.09	19.48%	1.46%	1.46%	(0.26)%	—	—	33,672
March 31, 2008	21.67	.59	(.30)	.29	(.69)	—	(.69)	21.27	1.92%	1.47%	1.47%	2.98%	—	—	59,819
March 31, 2007	21.80	(.11)	.54	.43	(.56)	—	(.56)	21.67	2.01%	1.40%	1.40%	3.79%	—	—	104,617
March 31, 2006	24.55	(.11)	(2.31)	(2.42)	(.33)	—	(.33)	21.80	(9.85)%	1.39%	1.38%	(0.45)%	2.22%	—	143,742

Inverse NASDAQ-100® Strategy Fund Advisor Class
March 31, 2010	24.37	(.32)	(9.51)	(9.83)	—	—	—	14.54	(40.34)%	1.97%	1.97%	(1.84)%	—	—	916
March 31, 2009	20.77	(.06)	4.03	3.97	(.37)	—	(.37)	24.37	18.88%	1.97%	1.97%	(0.29)%	—	—	476
March 31, 2008	21.28	.51	(.33)	.18	(.69)	—	(.69)	20.77	1.43%	1.98%	1.98%	2.56%	—	—	3,744
March 31, 2007	21.51	(.22)	.55	.33	(.56)	—	(.56)	21.28	1.56%	1.90%	1.90%	3.29%	—	—	11,436
March 31, 2006	24.34	(.22)	(2.28)	(2.50)	(.33)	—	(.33)	21.51	(10.27)%	1.89%	1.89%	(0.96)%	1.71%	—	10,390

Inverse NASDAQ-100® Strategy Fund A-Class
March 31, 2010	24.67	(.26)	(9.63)	(9.89)	—	—	—	14.78	(40.09)%	1.71%	1.71%	(1.37)%	—	—	1,041
March 31, 2009	20.97	(.22)	4.29	4.07	(.37)	—	(.37)	24.67	19.18%	1.71%	1.71%	(0.92)%	—	—	2,301
March 31, 2008	21.43	.52	(.29)	.23	(.69)	—	(.69)	20.97	1.65%	1.72%	1.72%	2.61%	—	—	1,784
March 31, 2007	21.61	(.16)	.54	.38	(.56)	—	(.56)	21.43	1.79%	1.64%	1.64%	3.55%	—	—	4,086
March 31, 2006	24.39	(.16)	(2.29)	(2.45)	(.33)	—	(.33)	21.61	(10.04)%	1.63%	1.63%	(0.70)%	1.97%	—	2,108

Inverse NASDAQ-100® Strategy Fund C-Class
March 31, 2010	22.91	(.39)	(8.90)	(9.29)	—	—	—	13.62	(40.55)%	2.47%	2.47%	(2.33)%	—	—	1,858
March 31, 2009	19.63	(.25)	3.90	3.65	(.37)	—	(.37)	22.91	18.35%	2.47%	2.47%	(1.19)%	—	—	3,066
March 31, 2008	20.27	.38	(.33)	.05	(.69)	—	(.69)	19.63	0.85%	2.48%	2.48%	2.05%	—	—	7,633
March 31, 2007	20.63	(.32)	.52	.20	(.56)	—	(.56)	20.27	1.00%	2.40%	2.40%	2.79%	—	—	17,834
March 31, 2006	23.48	(.32)	(2.20)	(2.52)	(.33)	—	(.33)	20.63	(10.73)%	2.40%	2.39%	(1.46)%	1.21%	—	13,527

Mid-Cap 1.5x Strategy Fund A-Class
March 31, 2010	13.33	(.16)	13.72	13.56	—	—	—	26.89	101.73%	1.69%	1.69%	(0.79)%	—	219%	1,567
March 31, 2009	32.39	— §	(17.74)	(17.74)	—	(1.32)	(1.32)	13.33	(54.70)%	1.68%	1.68%	0.01%	—	204%	1,080
March 31, 2008	41.56	.23	(7.46)	(7.23)	(.26)	(1.68)	(1.94)	32.39	(18.29)%	1.67%	1.67%	0.57%	—	226%	1,571
March 31, 2007	40.14	.05	2.74	2.79	—	(1.37)	(1.37)	41.56	7.11%	1.67%	1.67%	0.13%	—	296%	2,806
March 31, 2006	31.86	.01	8.65	8.66	—	(.38)	(.38)	40.14	27.27%	1.92%	1.66%	0.03%	—	528%	4,948

Mid-Cap 1.5x Strategy Fund C-Class
March 31, 2010	12.47	(.27)	12.78	12.51	—	—	—	24.98	100.32%	2.44%	2.44%	(1.43)%	—	219%	4,069
March 31, 2009	30.73	(.17)	(16.77)	(16.94)	—	(1.32)	(1.32)	12.47	(55.06)%	2.43%	2.43%	(0.72)%	—	204%	2,954
March 31, 2008	39.82	(.08)	(7.07)	(7.15)	(.26)	(1.68)	(1.94)	30.73	(18.90)%	2.42%	2.42%	(0.20)%	—	226%	8,388
March 31, 2007	38.81	(.23)	2.61	2.38	—	(1.37)	(1.37)	39.82	6.29%	2.41%	2.41%	(0.62)%	—	296%	17,112
March 31, 2006	31.03	(.25)	8.41	8.16	—	(.38)	(.38)	38.81	26.38%	2.66%	2.40%	(0.72)%	—	528%	28,836
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	175

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET				Net		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total			Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total	Net	Income	Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	Expenses	(Loss)	Rate	omitted)

Mid-Cap 1.5x Strategy Fund H-Class
March 31, 2010	$13.33	$(.15)	$13.71	$13.56	$—	$—	$—	$26.89	101.73%	1.68%	1.68%	(0.73)%	219%	$30,825
March 31, 2009	32.40	.01	(17.76)	(17.75)	—	(1.32)	(1.32)	13.33	(54.71)%	1.68%	1.68%	0.06%	204%	11,063
March 31, 2008	41.58	.25	(7.49)	(7.24)	(.26)	(1.68)	(1.94)	32.40	(18.31)%	1.67%	1.67%	0.61%	226%	11,763
March 31, 2007	40.17	.06	2.72	2.78	—	(1.37)	(1.37)	41.58	7.08%	1.67%	1.67%	0.16%	296%	24,918
March 31, 2006	31.86	— §	8.69	8.69	—	(.38)	(.38)	40.17	27.36%	1.90%	1.64%	0.01%	528%	50,883

Inverse Mid-Cap Strategy Fund A-Class
March 31, 2010	48.21	(.52)	(20.32)	(20.84)	—	—	—	27.37	(43.23)%	1.69%	1.69%	(1.56)%	—	733
March 31, 2009	37.07	(.22)	11.40	11.18	(.04)	—	(.04)	48.21	30.14%	1.68%	1.68%	(0.55)%	—	452
March 31, 2008	33.78	.81	3.11	3.92	(.63)	—	(.63)	37.07	11.83%	1.66%	1.66%	2.35%	—	906
March 31, 2007	37.03	1.35	(1.81)	(.46)	(2.79)	—	(2.79)	33.78	(1.35)%	1.65%	1.65%	3.52%	—	477
March 31, 2006	44.01	.87	(7.20)	(6.33)	(.65)	—	(.65)	37.03	(14.44)%	1.66%	1.66%	2.12%	—	161

Inverse Mid-Cap Strategy Fund C-Class
March 31, 2010	46.24	(.75)	(19.46)	(20.21)	—	—	—	26.03	(43.71)%	2.43%	2.43%	(2.30)%	—	268
March 31, 2009	35.82	(.41)	10.87	10.46	(.04)	—	(.04)	46.24	29.18%	2.43%	2.43%	(1.07)%	—	327
March 31, 2008	32.89	.60	2.96	3.56	(.63)	—	(.63)	35.82	11.05%	2.41%	2.41%	1.83%	—	1,478
March 31, 2007	36.43	1.05	(1.80)	(.75)	(2.79)	—	(2.79)	32.89	(2.19)%	2.40%	2.40%	2.81%	—	801
March 31, 2006	43.62	.15	(6.69)	(6.54)	(.65)	—	(.65)	36.43	(15.05)%	2.41%	2.41%	1.54%	—	1,147

Inverse Mid-Cap Strategy Fund H-Class
March 31, 2010	48.21	(.55)	(20.31)	(20.86)	—	—	—	27.35	(43.27)%	1.68%	1.68%	(1.55)%	—	2,891
March 31, 2009	37.07	(.27)	11.45	11.18	(.04)	—	(.04)	48.21	30.14%	1.70%	1.70%	(0.62)%	—	7,350
March 31, 2008	33.78	.78	3.14	3.92	(.63)	—	(.63)	37.07	11.83%	1.65%	1.65%	2.26%	—	46,630
March 31, 2007	37.04	1.35	(1.82)	(.47)	(2.79)	—	(2.79)	33.78	(1.38)%	1.66%	1.66%	3.51%	—	15,531
March 31, 2006	44.01	.83	(7.15)	(6.32)	(.65)	—	(.65)	37.04	(14.42)%	1.64%	1.64%	2.01%	—	18,475

Russell 2000® 1.5x Strategy Fund A-Class
March 31, 2010	12.49	(.11)	12.86	12.75	—	—	—	25.24	102.08%	1.71%	1.71%	(0.59)%	109%	585
March 31, 2009	28.62	(.02)	(16.11)	(16.13)	—	—	—	12.49	(56.36)%	1.70%	1.70%	(0.07)%	288%	591
March 31, 2008	37.24	.29	(8.83)	(8.54)	(.08)	—	(.08)	28.62	(22.98)%	1.67%	1.67%	0.81%	227%	4,372
March 31, 2007	37.33	.10	1.24	1.34	—	(1.43)	(1.43)	37.24	3.60%	1.66%	1.66%	0.28%	179%	5,976
March 31, 2006	27.54	.04	9.75	9.79	—	—	—	37.33	35.55%	2.06%	1.65%	0.13%	441%	6,789

Russell 2000® 1.5x Strategy Fund C-Class
March 31, 2010	11.71	(.24)	12.03	11.79	—	—	—	23.50	100.68%	2.46%	2.46%	(1.36)%	109%	2,782
March 31, 2009	27.10	(.18)	(15.21)	(15.39)	—	—	—	11.71	(56.79)%	2.45%	2.45%	(0.83)%	288%	3,381
March 31, 2008	35.51	.03	(8.36)	(8.33)	(.08)	—	(.08)	27.10	(23.50)%	2.42%	2.42%	0.09%	227%	10,873
March 31, 2007	35.93	(.16)	1.17	1.01	—	(1.43)	(1.43)	35.51	2.81%	2.41%	2.41%	(0.47)%	179%	19,942
March 31, 2006	26.69	(.21)	9.45	9.24	—	—	—	35.93	34.62%	2.81%	2.40%	(0.70)%	441%	31,956

Russell 2000® 1.5x Strategy Fund H-Class
March 31, 2010	12.47	(.19)	12.93	12.74	—	—	—	25.21	102.17%	1.71%	1.71%	(0.94)%	109%	23,320
March 31, 2009	28.62	(.02)	(16.13)	(16.15)	—	—	—	12.47	(56.43)%	1.70%	1.70%	(0.07)%	288%	13,807
March 31, 2008	37.22	.30	(8.82)	(8.52)	(.08)	—	(.08)	28.62	(22.93)%	1.67%	1.67%	0.83%	227%	13,839
March 31, 2007	37.32	.10	1.23	1.33	—	(1.43)	(1.43)	37.22	3.57%	1.66%	1.66%	0.27%	179%	42,861
March 31, 2006	27.51	.03	9.78	9.81	—	—	—	37.32	35.66%	2.05%	1.64%	0.10%	441%	170,698
176	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET				Net		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total			Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total	Operating	Income	Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	Expensesà	(Loss)	Rate	omitted)

Russell 2000® Fund A-Class
March 31, 2010	$14.31	$(.15)	$8.80	$8.65	$—	$—	$—	$22.96	60.45%	1.57%	1.57%	(0.81)%	370%	$1,313
March 31, 2009	23.57	(.02)	(9.24)	(9.26)	—	—	—	14.31	(39.29)%	1.56%	1.56%	(0.13)%	485%	2,309
March 31, 2008	27.64	.34	(4.21)	(3.87)	(.20)	—	(.20)	23.57	(14.08)%	1.51%	1.51%	1.26%	535%	909
March 31, 2007*	25.00	.35	2.43	2.78	(.14)	—	(.14)	27.64	11.13%	1.51%**	1.51%**	1.54%**	335%	275

Russell 2000® Fund C-Class
March 31, 2010	14.00	(.34)	8.63	8.29	—	—	—	22.29	59.21%	2.30%	2.30%	(1.56)%	370%	2,860
March 31, 2009	23.28	(.15)	(9.13)	(9.28)	—	—	—	14.00	(39.86)%	2.29%	2.29%	(0.82)%	485%	2,123
March 31, 2008	27.48	.23	(4.23)	(4.00)	(.20)	—	(.20)	23.28	(14.63)%	2.27%	2.27%	0.85%	535%	678
March 31, 2007*	25.00	.17	2.45	2.62	(.14)	—	(.14)	27.48	10.49%	2.28%**	2.28%**	0.76%**	335%	739

Russell 2000® Fund H-Class
March 31, 2010	14.31	(.16)	8.78	8.62	—	—	—	22.93	60.24%	1.56%	1.56%	(0.83)%	370%	32,790
March 31, 2009	23.57	(.02)	(9.24)	(9.26)	—	—	—	14.31	(39.29)%	1.55%	1.55%	(0.09)%	485%	19,847
March 31, 2008	27.64	.51	(4.38)	(3.87)	(.20)	—	(.20)	23.57	(14.08)%	1.52%	1.52%	1.86%	535%	4,327
March 31, 2007*	25.00	.34	2.44	2.78	(.14)	—	(.14)	27.64	11.13%	1.52%**	1.52%**	1.55%**	335%	13,248

Inverse Russell 2000® Strategy Fund A-Class
March 31, 2010	48.02	(.54)	(20.48)	(21.02)	—	—	—	27.00	(43.77)%	1.71%	1.71%	(1.58)%	—	1,765
March 31, 2009	39.05	(.21)	9.57	9.36	(.39)	—	(.39)	48.02	23.91%	1.96%	1.71%	(0.50)%	214%	2,299
March 31, 2008	35.00	1.06	4.40	5.46	(1.41)	—	(1.41)	39.05	16.11%	1.89%	1.89%	2.96%	—	6,816
March 31, 2007	36.96	1.38	(1.65)	(.27)	(1.69)	—	(1.69)	35.00	(0.67)%	1.65%	1.65%	3.64%	—	9,905
March 31, 2006	46.09	.85	(9.26)	(8.41)	(.72)	—	(.72)	36.96	(18.40)%	1.63%	1.63%	1.97%	—	1,067

Inverse Russell 2000® Strategy Fund C-Class
March 31, 2010	46.15	(.76)	(19.64)	(20.40)	—	—	—	25.75	(44.20)%	2.46%	2.46%	(2.34)%	—	2,003
March 31, 2009	37.80	(.40)	9.14	8.74	(.39)	—	(.39)	46.15	23.06%	2.76%	2.45%	(1.03)%	214%	2,199
March 31, 2008	34.18	.76	4.27	5.03	(1.41)	—	(1.41)	37.80	15.22%	2.67%	2.67%	2.17%	—	6,136
March 31, 2007	36.40	1.07	(1.60)	(.53)	(1.69)	—	(1.69)	34.18	(1.40)%	2.40%	2.40%	2.87%	—	8,455
March 31, 2006	45.71	.56	(9.15)	(8.59)	(.72)	—	(.72)	36.40	(18.95)%	2.40%	2.40%	1.33%	—	3,164

Inverse Russell 2000® Strategy Fund H-Class
March 31, 2010	48.05	(.53)	(20.51)	(21.04)	—	—	—	27.01	(43.79)%	1.71%	1.71%	(1.58)%	—	25,924
March 31, 2009	39.07	(.19)	9.56	9.37	(.39)	—	(.39)	48.05	23.93%	1.97%	1.70%	(0.45)%	214%	30,131
March 31, 2008	35.02	1.05	4.41	5.46	(1.41)	—	(1.41)	39.07	16.10%	1.89%	1.89%	2.93%	—	42,554
March 31, 2007	36.98	1.36	(1.63)	(.27)	(1.69)	—	(1.69)	35.02	(0.67)%	1.65%	1.65%	3.56%	—	48,718
March 31, 2006	46.09	.91	(9.30)	(8.39)	(.72)	—	(.72)	36.98	(18.36)%	1.65%	1.65%	2.14%	—	52,201

S&P 500 Pure Growth Fund A-Class
March 31, 2010	15.82	(.18)	10.87	10.69	—	—	—	26.51	67.57%	1.52%	1.52%	(0.81)%	699%	1,774
March 31, 2009	25.11	(.11)	(9.18)	(9.29)	—	—	—	15.82	(37.00)%	1.53%	1.53%	(0.46)%	573%	2,346
March 31, 2008	27.17	(.15)	(1.52)	(1.67)	—	(.39)	(.39)	25.11	(6.28)%	1.51%	1.51%	(0.53)%	450%	5,443
March 31, 2007	26.11	(.13)	1.19	1.06	—	—	—	27.17	4.06%	1.52%	1.52%	(0.51)%	1,029%	2,675
March 31, 2006	24.48	(.07)	1.72	1.65	—	(.02)	(.02)	26.11	6.76%	1.48%	1.48%	(0.29)%	1,276%	914
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	177

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET			Net		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total		Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total	Income	Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	(Loss)	Rate	omitted)

S&P 500 Pure Growth Fund C-Class
March 31, 2010	$15.23	$(.30)	$10.39	$10.09	$—	$—	$—	$25.32	66.25%	2.28%	(1.40)%	699%	$6,494
March 31, 2009	24.35	(.23)	(8.89)	(9.12)	—	—	—	15.23	(37.45)%	2.29%	(1.13)%	573%	2,111
March 31, 2008	26.57	(.32)	(1.51)	(1.83)	—	(.39)	(.39)	24.35	(7.02)%	2.27%	(1.21)%	450%	4,453
March 31, 2007	25.74	(.37)	1.20	.83	—	—	—	26.57	3.22%	2.28%	(1.44)%	1,029%	3,743
March 31, 2006	24.30	(.26)	1.72	1.46	—	(.02)	(.02)	25.74	6.03%	2.23%	(1.04)%	1,276%	5,249

S&P 500 Pure Growth Fund H-Class
March 31, 2010	15.81	(.14)	10.83	10.69	—	—	—	26.50	67.62%	1.53%	(0.60)%	699%	15,874
March 31, 2009	25.10	(.09)	(9.20)	(9.29)	—	—	—	15.81	(37.01)%	1.53%	(0.41)%	573%	12,512
March 31, 2008	27.16	(.17)	(1.50)	(1.67)	—	(.39)	(.39)	25.10	(6.28)%	1.53%	(0.62)%	450%	11,937
March 31, 2007	26.11	(.14)	1.19	1.05	—	—	—	27.16	4.02%	1.52%	(0.53)%	1,029%	49,087
March 31, 2006	24.49	(.05)	1.69	1.64	—	(.02)	(.02)	26.11	6.71%	1.49%	(0.19)%	1,276%	32,258

S&P 500 Pure Value Fund A-Class
March 31, 2010†††	35.58	.26	44.60	44.86	(.78)	—	(.78)	79.66	126.37%	1.52%	0.39%	673%	8,156
March 31, 2009†††	100.00	1.95	(57.52)	(55.57)	(1.05)	(7.80)	(8.85)	35.58	(57.28)%	1.53%	2.16%	1,448%	203
March 31, 2008†††	167.30	2.45	(30.50)	(28.05)	(9.95)	(29.30)	(39.25)	100.00	(19.98)%	1.52%	1.67%	289%	4,269
March 31, 2007†††	145.60	1.85	21.65	23.50	(1.05)	(.75)	(1.80)	167.30	16.21%	1.50%	1.17%	389%	5,348
March 31, 2006†††	132.80	.95	13.87	14.82	—	(2.02)	(2.02)	145.60	11.20%	1.47%	0.70%	1,054%	713

S&P 500 Pure Value Fund C-Class
March 31, 2010†††	33.66	(.02)	41.95	41.93	(.78)	—	(.78)	74.81	124.86%	2.27%	(0.03)%	673%	4,876
March 31, 2009†††	96.00	1.40	(54.89)	(53.49)	(1.05)	(7.80)	(8.85)	33.66	(57.55)%	2.29%	2.44%	1,448%	1,129
March 31, 2008†††	163.40	.70	(28.85)	(28.15)	(9.95)	(29.30)	(39.25)	96.00	(20.57)%	2.29%	0.48%	289%	1,838
March 31, 2007†††	143.35	.45	21.40	21.85	(1.05)	(.75)	(1.80)	163.40	15.31%	2.27%	0.29%	389%	21,075
March 31, 2006†††	131.90	.20	13.27	13.47	—	(2.02)	(2.02)	143.35	10.25%	2.26%	0.14%	1,054%	4,344

S&P 500 Pure Value Fund H-Class
March 31, 2010†††	35.67	.32	44.70	45.02	(.78)	—	(.78)	79.91	126.50%	1.54%	0.47%	673%	148,578
March 31, 2009†††	100.00	1.40	(56.88)	(55.48)	(1.05)	(7.80)	(8.85)	35.67	(57.23)%	1.53%	2.36%	1,448%	4,558
March 31, 2008†††	167.30	1.80	(29.85)	(28.05)	(9.95)	(29.30)	(39.25)	100.00	(19.98)%	1.53%	1.11%	289%	18,459
March 31, 2007†††	145.60	1.75	21.75	23.50	(1.05)	(.75)	(1.80)	167.30	16.21%	1.51%	1.12%	389%	184,082
March 31, 2006†††	132.80	1.15	13.67	14.82	—	(2.02)	(2.02)	145.60	11.20%	1.49%	0.82%	1,054%	56,005

S&P MidCap 400 Pure Growth Fund A-Class
March 31, 2010	18.19	(.28)	14.30	14.02	—	—	—	32.21	77.08%	1.53%	(1.03)%	626%	2,242
March 31, 2009	26.65	(.24)	(8.22)	(8.46)	—	—	—	18.19	(31.74)%	1.58%	(0.93)%	1,281%	723
March 31, 2008	30.72	(.27)	(1.42)	(1.69)	—	(2.38)	(2.38)	26.65	(6.26)%	1.52%	(0.88)%	736%	3,863
March 31, 2007	31.94	(.08)	.48	.40	—	(1.62)	(1.62)	30.72	1.36%	1.51%	(0.25)%	537%	2,777
March 31, 2006	26.85	(.17)	5.39	5.22	—	(.13)	(.13)	31.94	19.47%	1.48%	(0.60)%	681%	1,530

S&P MidCap 400 Pure Growth Fund C-Class
March 31, 2010	17.48	(.44)	13.67	13.23	—	—	—	30.71	75.69%	2.28%	(1.77)%	626%	3,780
March 31, 2009	25.79	(.42)	(7.89)	(8.31)	—	—	—	17.48	(32.22)%	2.32%	(1.72)%	1,281%	3,477
March 31, 2008	30.01	(.50)	(1.34)	(1.84)	—	(2.38)	(2.38)	25.79	(6.92)%	2.28%	(1.69)%	736%	1,426
March 31, 2007	31.47	(.42)	.58	.16	—	(1.62)	(1.62)	30.01	0.60%	2.27%	(1.40)%	537%	5,316
March 31, 2006	26.66	(.42)	5.36	4.94	—	(.13)	(.13)	31.47	18.55%	2.26%	(1.43)%	681%	3,305
178	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET			Net		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total		Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total	Income	Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	(Loss)	Rate	omitted)

S&P MidCap 400 Pure Growth Fund H-Class
March 31, 2010	$18.21	$(.26)	$14.30	$14.04	$—	$—	$—	$32.25	77.10%	1.54%	(0.99)%	626%	$64,449
March 31, 2009	26.68	(.22)	(8.25)	(8.47)	—	—	—	18.21	(31.75)%	1.55%	(0.95)%	1,281%	15,591
March 31, 2008	30.75	(.28)	(1.41)	(1.69)	—	(2.38)	(2.38)	26.68	(6.25)%	1.51%	(0.92)%	736%	14,158
March 31, 2007	31.95	(.24)	.66	.42	—	(1.62)	(1.62)	30.75	1.42%	1.52%	(0.80)%	537%	7,715
March 31, 2006	26.86	(.19)	5.41	5.22	—	(.13)	(.13)	31.95	19.46%	1.50%	(0.63)%	681%	48,888

S&P MidCap 400 Pure Value Fund A-Class
March 31, 2010	13.68	.12	16.75	16.87	(.10)	—	(.10)	30.45	123.41%	1.52%	0.43%	443%	10,888
March 31, 2009	29.72	.47	(16.51)	(16.04)	—	—	—	13.68	(53.97)%	1.54%	1.66%	977%	100
March 31, 2008	36.58	.44	(6.37)	(5.93)	(.93)	—	(.93)	29.72	(16.45)%	1.53%	1.25%	297%	2,797
March 31, 2007	31.83	.34	4.57	4.91	—	(.16)	(.16)	36.58	15.45%	1.53%	1.00%	625%	4,744
March 31, 2006	27.49	.06	4.47	4.53	(— )§	(.19)	(.19)	31.83	16.51%	1.48%	0.21%	558%	1,480

S&P MidCap 400 Pure Value Fund C-Class
March 31, 2010	13.12	(.06)	16.00	15.94	(.10)	—	(.10)	28.96	121.59%	2.29%	(0.24)%	443%	2,478
March 31, 2009	28.78	.39	(16.05)	(15.66)	—	—	—	13.12	(54.41)%	2.29%	1.58%	977%	627
March 31, 2008	35.75	.30	(6.34)	(6.04)	(.93)	—	(.93)	28.78	(17.15)%	2.28%	0.88%	297%	1,082
March 31, 2007	31.34	.11	4.46	4.57	—	(.16)	(.16)	35.75	14.61%	2.28%	0.33%	625%	8,326
March 31, 2006	27.29	(.10)	4.34	4.24	(— )§	(.19)	(.19)	31.34	15.57%	2.25%	(0.35)%	558%	7,270

S&P MidCap 400 Pure Value Fund H-Class
March 31, 2010	13.67	.10	16.76	16.86	(.10)	—	(.10)	30.43	123.43%	1.53%	0.37%	443%	199,458
March 31, 2009	29.71	.47	(16.51)	(16.04)	—	—	—	13.67	(53.99)%	1.54%	2.01%	977%	3,985
March 31, 2008	36.58	.35	(6.29)	(5.94)	(.93)	—	(.93)	29.71	(16.48)%	1.54%	0.96%	297%	6,512
March 31, 2007	31.82	.46	4.46	4.92	—	(.16)	(.16)	36.58	15.49%	1.52%	1.39%	625%	76,513
March 31, 2006	27.49	.07	4.45	4.52	(— )§	(.19)	(.19)	31.82	16.47%	1.48%	0.25%	558%	31,340

S&P SmallCap 600 Pure Growth Fund A-Class
March 31, 2010	16.93	(.28)	11.84	11.56	—	—	—	28.49	68.28%	1.54%	(1.15)%	1,476%	750
March 31, 2009	27.43	(.19)	(10.31)	(10.50)	—	—	—	16.93	(38.28)%	1.54%	(0.73)%	1,066%	117
March 31, 2008	32.61	(.13)	(3.72)	(3.85)	—	(1.33)	(1.33)	27.43	(12.27)%	1.52%	(0.40)%	834%	1,938
March 31, 2007	32.25	(.29)	.65	.36	—	—	—	32.61	1.12%	1.56%	(0.93)%	623%	1,408
March 31, 2006	27.96	(.18)	5.27	5.09	—	(.80)	(.80)	32.25	18.41%	1.47%	(0.61)%	1,003%	943

S&P SmallCap 600 Pure Growth Fund C-Class
March 31, 2010	16.32	(.42)	11.35	10.93	—	—	—	27.25	66.97%	2.28%	(1.82)%	1,476%	1,658
March 31, 2009	26.65	(.32)	(10.01)	(10.33)	—	—	—	16.32	(38.76)%	2.29%	(1.28)%	1,066%	369
March 31, 2008	31.94	(.51)	(3.45)	(3.96)	—	(1.33)	(1.33)	26.65	(12.88)%	2.29%	(1.57)%	834%	1,980
March 31, 2007	31.82	(.58)	.70	.12	—	—	—	31.94	0.38%	2.32%	(1.83)%	623%	7,570
March 31, 2006	27.78	(.47)	5.31	4.84	—	(.80)	(.80)	31.82	17.63%	2.27%	(1.57)%	1,003%	5,972

S&P SmallCap 600 Pure Growth Fund H-Class
March 31, 2010	16.94	(.25)	11.79	11.54	—	—	—	28.48	68.12%	1.53%	(1.05)%	1,476%	10,072
March 31, 2009	27.45	(.13)	(10.38)	(10.51)	—	—	—	16.94	(38.29)%	1.56%	(0.55)%	1,066%	9,795
March 31, 2008	32.62	(.26)	(3.58)	(3.84)	—	(1.33)	(1.33)	27.45	(12.23)%	1.53%	(0.79)%	834%	6,259
March 31, 2007	32.27	(.33)	.68	.35	—	—	—	32.62	1.08%	1.53%	(1.05)%	623%	18,171
March 31, 2006	27.97	(.22)	5.32	5.10	—	(.80)	(.80)	32.27	18.44%	1.50%	(0.73)%	1,003%	73,489
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	179

1

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

												RATIOS TO
												AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions			NET ASSET					Net		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		Payments	VALUE,	Total				Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	by	END OF	Investment		Total	Net	Income	Turnover	Period (000's
Year Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	Affiliates	PERIOD	Return††		Expenses	Expenses	(Loss)	Rate	omitted)

S&P SmallCap 600 Pure Value Fund A-Class
March 31, 2010	$11.08	$(.13)	$15.44	$15.31	$(.03)	$(6.76)	$(6.79)	$—	$19.60	150.09%		1.53%	1.53%	(0.62)%	443%	$5,529
March 31, 2009	26.56	.50	(15.61)	(15.11)	(.37)	—	(.37)	—	11.08	(57.21)%		1.54%	1.54%	2.04%	878%	78
March 31, 2008	35.54	.26	(8.97)	(8.71)	(.27)	—	(.27)	—	26.56	(24.54)%		1.53%	1.53%	0.82%	566%	2,945
March 31, 2007	33.40	.23	1.94	2.17	—	(.03)	(.03)	—	35.54	6.49%		1.51%	1.51%	0.66%	728%	3,929
March 31, 2006	28.22	(.03)	5.71	5.68	—	(.50)	(.50)	—	33.40	20.35%		1.46%	1.46%	(0.11)%	806%	335

S&P SmallCap 600 Pure Value Fund C-Class
March 31, 2010	10.62	(.27)	14.71	14.44	(.03)	(6.76)	(6.79)	—	18.27	148.23%		2.28%	2.28%	(1.39)%	443%	8,999
March 31, 2009	25.71	.04	(14.76)	(14.72)	(.37)	—	(.37)	—	10.62	(57.59)%		2.32%	2.32%	0.21%	878%	691
March 31, 2008	34.68	.28	(8.98)	(8.70)	(.27)	—	(.27)	—	25.71	(25.12)%		2.26%	2.26%	0.99%	566%	14,040
March 31, 2007	32.85	(.05)	1.91	1.86	—	(.03)	(.03)	—	34.68	5.65%		2.26%	2.26%	(0.16)%	728%	2,268
March 31, 2006	28.01	(.18)	5.52	5.34	—	(.50)	(.50)	—	32.85	19.29%		2.27%	2.27%	(0.60)%	806%	18,779

S&P SmallCap 600 Pure Value Fund H-Class
March 31, 2010	11.07	(.12)	15.41	15.29	(.03)	(6.76)	(6.79)	—	19.57	150.07%		1.54%	1.54%	(0.62)%	443%	216,500
March 31, 2009	26.53	.27	(15.36)	(15.09)	(.37)	—	(.37)	—	11.07	(57.20)%		1.55%	1.55%	1.40%	878%	21,489
March 31, 2008	35.51	.33	(9.04)	(8.71)	(.27)	—	(.27)	—	26.53	(24.56)%		1.48%	1.48%	1.04%	566%	51,563
March 31, 2007	33.38	.15	2.01	2.16	—	(.03)	(.03)	—	35.51	6.46%		1.52%	1.52%	0.46%	728%	10,478
March 31, 2006	28.24	.06	5.58	5.64	—	(.50)	(.50)	—	33.38	20.20%		1.50%	1.50%	0.19%	806%	102,448

Europe 1.25x Strategy Fund A-Class
March 31, 2010	8.36	.04	5.78	5.82	—	—	—	—	14.18	69.62%		1.66%	1.66%	0.33%	1,353%	463
March 31, 2009	22.25	.18	(14.07)	(13.89)	—	—	—	—	8.36	(62.43)%		1.68%	1.68%	1.05%	384%	316
March 31, 2008	24.13	.62	(1.57)	(.95)	(.23)	(.70)	(.93)	—	22.25	(4.60)%		1.69%	1.69%	2.42%	320%	1,750
March 31, 2007	20.06	.54	3.65	4.19	(.12)	—	(.12)	—	24.13	20.90%		1.54%	1.54%	2.33%	373%	10,892
March 31, 2006	17.14	.18	3.06	3.24	—	(.32)	(.32)	—	20.06	19.10%		1.67%	1.66%	1.02%	454%	1,378

Europe 1.25x Strategy Fund C-Class
March 31, 2010	7.83	(.04)	5.38	5.34	—	—	—	—	13.17	68.20%		2.42%	2.42%	(0.36)%	1,353%	2,111
March 31, 2009	21.00	.07	(13.24)	(13.17)	—	—	—	—	7.83	(62.71)%		2.43%	2.43%	0.42%	384%	754
March 31, 2008	22.98	.31	(1.36)	(1.05)	(.23)	(.70)	(.93)	—	21.00	(5.28)%		2.40%	2.40%	1.27%	320%	6,149
March 31, 2007	19.25	.39	3.46	3.85	(.12)	—	(.12)	—	22.98	20.01%		2.40%	2.40%	1.85%	373%	9,539
March 31, 2006	16.57	.10	2.90	3.00	—	(.32)	(.32)	—	19.25	18.30%		2.42%	2.41%	0.59%	454%	8,703

Europe 1.25x Strategy Fund H-Class
March 31, 2010	8.36	.03	5.81	5.84	—	—	—	—	14.20	69.86%		1.70%	1.70%	0.21%	1,353%	6,989
March 31, 2009	22.26	.21	(14.11)	(13.90)	—	—	—	—	8.36	(62.44)%		1.71%	1.71%	1.22%	384%	4,739
March 31, 2008	24.14	.57	(1.52)	(.95)	(.23)	(.70)	(.93)	—	22.26	(4.60)%		1.67%	1.67%	2.20%	320%	21,670
March 31, 2007	20.06	.59	3.61	4.20	(.12)	—	(.12)	—	24.14	20.95%		1.66%	1.66%	2.63%	373%	57,887
March 31, 2006	17.13	.22	3.03	3.25	—	(.32)	(.32)	—	20.06	19.17%		1.64%	1.63%	1.21%	454%	46,066

Japan 2x Strategy Fund A-Class
March 31, 2010	9.01	(.19)	7.67	7.48	—	—	—	—	16.49	83.02%		1.53%	1.53%	(1.42)%	—	2,234
March 31, 2009	25.12	(.06)	(16.24)	(16.30)	(.01)	—	(.01)	.20 §§	9.01	(64.10	)%§§	1.53%	1.53%	(0.42)%	—	299
March 31, 2008*	25.00	— §	.12	.12	—	—	—	—	25.12	0.48%		1.25%**	1.25%**	(0.12) %**	—	636
180	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

2

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
											AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions			NET ASSET			Net		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		Payments	VALUE,	Total		Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	by	END OF	Investment	Total	Income	Turnover	Period (000's
Year Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	Affiliates	PERIOD	Return††	Expenses	(Loss)	Rate	omitted)

Japan 2x Strategy Fund C-Class
March 31, 2010	$8.94	$(.31)	$7.60	$7.29	$—	$—	$—	$—	$16.23	81.54%	2.28%	(2.20)%	—	$432
March 31, 2009	25.10	(.17)	(16.18)	(16.35)	(.01)	—	(.01)	.20 §§	8.94	(64.35) %§§	2.26%	(0.98)%	—	879
March 31, 2008*	25.00	(.02)	.12	.10	—	—	—	—	25.10	0.40%	2.21%**	(0.74) %**	—	240

Japan 2x Strategy Fund H-Class
March 31, 2010	9.01	(.21)	7.68	7.47	—	—	—	—	16.48	82.91%	1.53%	(1.44)%	—	5,414
March 31, 2009	25.12	(.08)	(16.22)	(16.30)	(.01)	—	(.01)	.20 §§	9.01	(64.10) %§§	1.52%	(0.55)%	—	6,531
March 31, 2008*	25.00	— §	.12	.12	—	—	—	—	25.12	0.48%	1.44%**	0.17%**	—	5,243

Strengthening Dollar 2x Strategy Fund A-Class
March 31, 2010	19.64	(.25)	(3.01)	(3.26)	—	—	—	—	16.38	(16.60)%	1.67%	(1.57)%	—	16,833
March 31, 2009	19.85	.02	6.50	6.52	—	(6.73)	(6.73)	—	19.64	30.59%	1.69%	0.07%	—	7,314
March 31, 2008	25.35	.39	(5.89)	(5.50)	—	—	—	—	19.85	(21.70)%	1.66%	1.73%	—	2,795
March 31, 2007	27.74	.91	(3.30)	(2.39)	—	—	—	—	25.35	(8.62)%	1.66%	3.53%	—	108
March 31, 2006*	25.00	.50	2.37	2.87	(.13)	—	(.13)	—	27.74	11.47%	1.68%**	2.17%**	—	91

Strengthening Dollar 2x Strategy Fund C-Class
March 31, 2010	19.01	(.36)	(2.91)	(3.27)	—	—	—	—	15.74	(17.20)%	2.42%	(2.31)%	—	10,594
March 31, 2009	19.42	(.14)	6.46	6.32	—	(6.73)	(6.73)	—	19.01	30.36%	2.44%	(0.66)%	—	5,728
March 31, 2008	24.99	.42	(5.99)	(5.57)	—	—	—	—	19.42	(22.29)%	2.40%	1.84%	—	6,131
March 31, 2007	27.56	.70	(3.27)	(2.57)	—	—	—	—	24.99	(9.33)%	2.40%	2.75%	—	2,630
March 31, 2006*	25.00	.36	2.33	2.69	(.13)	—	(.13)	—	27.56	10.75%	2.41%**	1.51%**	—	769

Strengthening Dollar 2x Strategy Fund H-Class
March 31, 2010	19.56	(.25)	(3.00)	(3.25)	—	—	—	—	16.31	(16.62)%	1.67%	(1.57)%	—	60,944
March 31, 2009	19.83	.02	6.44	6.46	—	(6.73)	(6.73)	—	19.56	30.25%	1.69%	0.08%	—	22,147
March 31, 2008	25.33	.57	(6.07)	(5.50)	—	—	—	—	19.83	(21.71)%	1.66%	2.44%	—	29,011
March 31, 2007	27.71	.90	(3.28)	(2.38)	—	—	—	—	25.33	(8.59)%	1.66%	3.47%	—	11,946
March 31, 2006*	25.00	.51	2.33	2.84	(.13)	—	(.13)	—	27.71	11.35%	1.66%**	2.19%**	—	7,270

Weakening Dollar 2x Strategy Fund A-Class
March 31, 2010	16.38	(.30)	1.90	1.60	—	—	—	—	17.98	9.77%	1.68%	(1.57)%	—	6,753
March 31, 2009	29.27	(.07)	(8.77)	(8.84)	(1.28)	(2.77)	(4.05)	—	16.38	(29.87)%	1.69%	(0.30)%	—	17,642
March 31, 2008	26.18	.70	7.17	7.87	(4.78)	(—)§	(4.78)	—	29.27	32.49%	1.67%	2.51%	—	22,148
March 31, 2007	22.70	.91	2.57	3.48	—	—	—	—	26.18	15.33%	1.65%	3.63%	—	21,502
March 31, 2006*	25.00	.51	(2.67)	(2.16)	(.14)	—	(.14)	—	22.70	(8.65)%	1.70%**	2.66%**	—	2,989

Weakening Dollar 2x Strategy Fund C-Class
March 31, 2010	15.73	(.43)	1.82	1.39	—	—	—	—	17.12	8.84%	2.43%	(2.32)%	—	5,314
March 31, 2009	28.53	(.21)	(8.54)	(8.75)	(1.28)	(2.77)	(4.05)	—	15.73	(30.37)%	2.45%	(0.93)%	—	8,687
March 31, 2008	25.81	.43	7.07	7.50	(4.78)	(— )§	(4.78)	—	28.53	31.47%	2.41%	1.57%	—	21,604
March 31, 2007	22.55	.71	2.55	3.26	—	—	—	—	25.81	14.46%	2.40%	2.87%	—	14,160
March 31, 2006*	25.00	.34	(2.65)	(2.31)	(.14)	—	(.14)	—	22.55	(9.25)%	2.46%**	1.79%**	—	3,916
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	181

3

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET			Net		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total		Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total	Income	Turnover	Period (000's
Year Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	(Loss)	Rate	omitted)

Weakening Dollar 2x Strategy Fund H-Class
March 31, 2010	$16.37	$(.30)	$1.89	$1.59	$—	$—	$—	$17.96	9.71%	1.68%	(1.57)%	—	$30,036
March 31, 2009	29.25	(.03)	(8.80)	(8.83)	(1.28)	(2.77)	(4.05)	16.37	(29.86)%	1.70%	(0.13)%	—	60,249
March 31, 2008	26.18	.68	7.17	7.85	(4.78)	(— )§	(4.78)	29.25	32.41%	1.67%	2.45%	—	103,867
March 31, 2007	22.69	.90	2.59	3.49	—	—	—	26.18	15.38%	1.65%	3.60%	—	110,480
March 31, 2006*	25.00	.49	(2.66)	(2.17)	(.14)	—	(.14)	22.69	(8.69)%	1.68%**	2.53%**	—	51,710

Real Estate Fund A-Class
March 31, 2010	12.83	.44	11.11	11.55	(.14)	—	(.14)	24.24	90.16%	1.65%	2.15%	1,520%	4,303
March 31, 2009	32.42	.74	(19.43)	(18.69)	(.90)	—	(.90)	12.83	(58.00)%	1.68%	2.81%	780%	1,554
March 31, 2008	42.16	.54	(10.05)	(9.51)	(.23)	—	(.23)	32.42	(22.59)%	1.64%	1.45%	832%	2,866
March 31, 2007	36.46	.46	5.53	5.99	(.17)	(.12)	(.29)	42.16	16.43%	1.61%	1.10%	762%	9,061
March 31, 2006	27.84	.64	8.18	8.82	—	(.20)	(.20)	36.46	31.75%	1.57%	2.02%	1,304%	375

Real Estate Fund C-Class
March 31, 2010	12.33	.40	10.52	10.92	(.14)	—	(.14)	23.11	88.70%	2.41%	2.06%	1,520%	2,143
March 31, 2009	31.44	.66	(18.87)	(18.21)	(.90)	—	(.90)	12.33	(58.28)%	2.42%	2.62%	780%	1,075
March 31, 2008	41.22	.29	(9.84)	(9.55)	(.23)	—	(.23)	31.44	(23.21)%	2.39%	0.78%	832%	2,290
March 31, 2007	35.93	.19	5.39	5.58	(.17)	(.12)	(.29)	41.22	15.53%	2.36%	0.48%	762%	5,469
March 31, 2006	27.64	.43	8.06	8.49	—	(.20)	(.20)	35.93	30.79%	2.36%	1.35%	1,304%	3,548

Real Estate Fund H-Class
March 31, 2010	12.82	.50	11.04	11.54	(.14)	—	(.14)	24.22	90.15%	1.68%	2.41%	1,520%	34,926
March 31, 2009	32.40	.61	(19.29)	(18.68)	(.90)	—	(.90)	12.82	(58.01)%	1.64%	2.14%	780%	1,757
March 31, 2008	42.14	.53	(10.04)	(9.51)	(.23)	—	(.23)	32.40	(22.60)%	1.64%	1.43%	832%	14,140
March 31, 2007	36.47	.54	5.42	5.96	(.17)	(.12)	(.29)	42.14	16.34%	1.62%	1.35%	762%	25,784
March 31, 2006	27.85	.57	8.25	8.82	—	(.20)	(.20)	36.47	31.74%	1.59%	1.78%	1,304%	49,591

Government Long Bond 1.2x Strategy Fund Investor Class
March 31, 2010	13.74	.36	(2.78)	(2.42)	(.36)	—	(.36)	10.96	(17.71)%	0.98%	3.16%	1,503%	282,388
March 31, 2009	11.78	.36	1.97	2.33	(.37)	—	(.37)	13.74	20.17%	0.98%	2.79%	1,794%	43,237
March 31, 2008	10.59	.40	1.19	1.59	(.40)	—	(.40)	11.78	15.43%	0.97%	3.75%	1,142%	30,695
March 31, 2007	10.50	.41	.09	.50	(.41)	—	(.41)	10.59	4.87%	0.96%	3.92%	1,357%	40,816
March 31, 2006	11.04	.42	(.54)	(.12)	(.42)	—	(.42)	10.50	(1.37)%	0.94%	3.69%	1,451%	33,223

Government Long Bond 1.2x Strategy Fund Advisor Class
March 31, 2010	13.66	.32	(2.80)	(2.48)	(.30)	—	(.30)	10.88	(18.18)%	1.48%	2.76%	1,503%	28,990
March 31, 2009	11.72	.31	1.93	2.24	(.30)	—	(.30)	13.66	19.49%	1.48%	2.49%	1,794%	7,867
March 31, 2008	10.54	.34	1.19	1.53	(.35)	—	(.35)	11.72	14.82%	1.47%	3.13%	1,142%	25,181
March 31, 2007	10.50	.37	.03	.40	(.36)	—	(.36)	10.54	3.86%	1.46%	3.44%	1,357%	10,815
March 31, 2006	11.07	.37	(.57)	(.20)	(.37)	—	(.37)	10.50	(2.10)%	1.42%	3.16%	1,451%	21,200

Government Long Bond 1.2x Strategy Fund A-Class
March 31, 2010	13.75	.33	(2.79)	(2.46)	(.33)	—	(.33)	10.96	(17.98)%	1.24%	2.84%	1,503%	5,576
March 31, 2009	11.79	.34	1.95	2.29	(.33)	—	(.33)	13.75	19.84%	1.23%	2.74%	1,794%	11,119
March 31, 2008	10.60	.38	1.19	1.57	(.38)	—	(.38)	11.79	15.13%	1.22%	3.44%	1,142%	20,374
March 31, 2007	10.50	.38	.10	.48	(.38)	—	(.38)	10.60	4.71%	1.22%	3.64%	1,357%	11,460
March 31, 2006	11.07	.40	(.58)	(.18)	(.39)	—	(.39)	10.50	(1.88)%	1.17%	3.45%	1,451%	1,503
182	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

4

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET				Net	Combined		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total			Investment	Net	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total	Operating	Income	Investment	Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses■	Expensesà■	(Loss)	Income (Loss)▲	Rate	omitted)

Government Long Bond 1.2x Strategy Fund C-Class
March 31, 2010	$13.72	$.25	$(2.78)	$(2.53)	$(.25)	$—	$(.25)	$10.94	(18.56)%	2.00%	2.00%	2.17%	—	1,503%	$12,695
March 31, 2009	11.77	.25	1.94	2.19	(.24)	—	(.24)	13.72	18.90%	1.97%	1.97%	2.00%	—	1,794%	5,502
March 31, 2008	10.59	.30	1.18	1.48	(.30)	—	(.30)	11.77	14.20%	1.98%	1.98%	2.80%	—	1,142%	6,239
March 31, 2007	10.50	.31	.08	.39	(.30)	—	(.30)	10.59	3.84%	1.96%	1.96%	2.93%	—	1,357%	15,640
March 31, 2006	11.07	.31	(.57)	(.26)	(.31)	—	(.31)	10.50	(2.61)%	1.93%	1.93%	2.69%	—	1,451%	7,293

Inverse Government Long Bond Strategy Fund Investor Class
March 31, 2010	13.32	(.33)	1.66	1.33	—	—	—	14.65	9.98%	2.53%	1.41%	(2.23)%	—	985%	376,574
March 31, 2009	16.81	(.11)	(3.38)	(3.49)	—	—	—	13.32	(20.76)%	2.80%	1.41%	(0.72)%	—	584%	269,155
March 31, 2008	19.37	.49	(2.39)	(1.90)	(.66)	—	(.66)	16.81	(9.98)%	3.45%	1.40%	2.56%	—	550%	237,900
March 31, 2007	19.69	(.09)	.40	.31	(.63)	—	(.63)	19.37	1.66%	4.97%	1.36%	3.68%	—	192%	313,117
March 31, 2006	18.94	(.07)	.82	.75	—	—	—	19.69	3.96%	4.66%	1.33%	(0.40)%	0.78%	179%	768,588

Inverse Government Long Bond Strategy Fund Advisor Class
March 31, 2010	12.95	(.39)	1.61	1.22	—	—	—	14.17	9.42%	3.09%	1.91%	(2.79)%	—	985%	66,668
March 31, 2009	16.41	(.18)	(3.28)	(3.46)	—	—	—	12.95	(21.08)%	3.36%	1.91%	(1.19)%	—	584%	35,153
March 31, 2008	19.01	.34	(2.28)	(1.94)	(.66)	—	(.66)	16.41	(10.39)%	4.10%	1.90%	1.84%	—	550%	24,891
March 31, 2007	19.43	(.18)	.39	.21	(.63)	—	(.63)	19.01	1.17%	5.47%	1.86%	3.18%	—	192%	43,782
March 31, 2006	18.79	(.16)	.80	.64	—	—	—	19.43	3.41%	5.16%	1.83%	(0.90)%	0.28%	179%	99,546

Inverse Government Long Bond Strategy Fund A-Class
March 31, 2010	13.10	(.35)	1.61	1.26	—	—	—	14.36	9.62%	2.77%	1.66%	(2.47)%	—	985%	80,151
March 31, 2009	16.57	(.15)	(3.32)	(3.47)	—	—	—	13.10	(20.94)%	3.00%	1.65%	(0.94)%	—	584%	54,574
March 31, 2008	19.16	.44	(2.37)	(1.93)	(.66)	—	(.66)	16.57	(10.25)%	3.86%	1.65%	2.37%	—	550%	37,256
March 31, 2007	19.52	(.14)	.41	.27	(.63)	—	(.63)	19.16	1.47%	5.22%	1.61%	3.43%	—	192%	69,606
March 31, 2006	18.84	(.12)	.80	.68	—	—	—	19.52	3.61%	4.91%	1.58%	(0.65)%	0.53%	179%	124,679

Inverse Government Long Bond Strategy Fund C-Class
March 31, 2010	12.28	(.43)	1.51	1.08	—	—	—	13.36	8.79%	3.47%	2.41%	(3.17)%	—	985%	140,451
March 31, 2009	15.65	(.25)	(3.12)	(3.37)	—	—	—	12.28	(21.53)%	3.81%	2.41%	(1.70)%	—	584%	123,413
March 31, 2008	18.26	.29	(2.24)	(1.95)	(.66)	—	(.66)	15.65	(10.87)%	4.44%	2.40%	1.62%	—	550%	124,572
March 31, 2007	18.78	(.27)	.38	.11	(.63)	—	(.63)	18.26	0.67%	5.97%	2.36%	2.68%	—	192%	213,175
March 31, 2006	18.25	(.25)	.78	.53	—	—	—	18.78	2.90%	5.66%	2.33%	(1.40)%	(0.22)%	179%	533,862

High Yield Strategy Fund A-Class
March 31, 2010	16.64	(.26)	5.39	5.13	(1.35)	—	(1.35)	20.42	31.07%	1.54%	1.54%	(1.37)%	—	—	4,800
March 31, 2009	24.31	(.16)	(3.51)	(3.67)	(4.00)	—	(4.00)	16.64	(16.15)%	1.57%	1.57%	(0.71)%	—	—	5,748
March 31, 2008*	25.00	.69	(1.31)	(.62)	(.07)	—	(.07)	24.31	(2.49)%	1.50%**	1.50%**	2.79%**	—	—	10,530

High Yield Strategy Fund C-Class
March 31, 2010	16.33	(.40)	5.29	4.89	(1.35)	—	(1.35)	19.87	30.17%	2.29%	2.29%	(2.13)%	—	—	3,351
March 31, 2009	24.12	(.25)	(3.54)	(3.79)	(4.00)	—	(4.00)	16.33	(16.83)%	2.32%	2.32%	(1.21)%	—	—	1,773
March 31, 2008*	25.00	.46	(1.27)	(.81)	(.07)	—	(.07)	24.12	(3.25)%	2.22%**	2.22%**	1.90%**	—	—	1,001

High Yield Strategy Fund H-Class
March 31, 2010	16.61	(.26)	5.38	5.12	(1.35)	—	(1.35)	20.38	31.07%	1.53%	1.53%	(1.37)%	—	—	16,368
March 31, 2009	24.28	(.04)	(3.63)	(3.67)	(4.00)	—	(4.00)	16.61	(16.16)%	1.56%	1.56%	(0.20)%	—	—	239,528
March 31, 2008*	25.00	.62	(1.27)	(.65)	(.07)	—	(.07)	24.28	(2.61)%	1.49%**	1.49%**	2.55%**	—	—	64,290
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	183

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
				Net Increase
			Net Realized	(Decrease)
	NET ASSET	Net	and	in Net Asset	Distributions	Distributions		NET ASSET				Net		Net Assets,
	VALUE,	Investment	Unrealized	Value	from Net	from Net		VALUE,	Total			Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Resulting from	Investment	Realized	Total	END OF	Investment	Total	Net	Income	Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	Expenses	(Loss)	Rate	omitted)

Inverse High Yield Strategy Fund A-Class
March 31, 2010	$55.13	$(.63)	$(15.60)	$(16.23)	$—	$(.39)	$(.39)	$38.51	(29.47)%	1.54%	1.54%	(1.43)%	—	$2,269
March 31, 2009	51.26	(.10)	5.29	5.19	—	(1.32)	(1.32)	55.13	10.17%	1.52%	1.52%	(0.19)%	—	2,278
March 31, 2008*	50.00	.54	.72	1.26	—	—	—	51.26	2.52%	1.52%**	1.52%**	1.09%**	—	1,673

Inverse High Yield Strategy Fund C-Class
March 31, 2010	54.49	(.95)	(15.38)	(16.33)	—	(.39)	(.39)	37.77	(30.00)%	2.29%	2.29%	(2.18)%	—	2,055
March 31, 2009	51.06	(.52)	5.27	4.75	—	(1.32)	(1.32)	54.49	9.34%	2.28%	2.28%	(1.00)%	—	869
March 31, 2008*	50.00	(.62)	1.68	1.06	—	—	—	51.06	2.12%	2.26%**	2.26%**	(1.25) %**	—	2,958

Inverse High Yield Strategy Fund H-Class
March 31, 2010	55.26	(.61)	(15.66)	(16.27)	—	(.39)	(.39)	38.60	(29.47)%	1.53%	1.53%	(1.43)%	—	27,954
March 31, 2009	51.38	(.29)	5.49	5.20	—	(1.32)	(1.32)	55.26	10.17%	1.53%	1.53%	(0.55)%	—	13,799
March 31, 2008*	50.00	1.44	(.06)	1.38	—	—	—	51.38	2.76%	1.52%**	1.52%**	2.84%**	—	6,536

U.S. Government Money Market Fund Investor Class
March 31, 2010	1.00	— §	—	— §	(— )§	—	(— )§	1.00	0.01%	0.93%	0.37%	0.01%	—	872,765
March 31, 2009	1.00	.01	—	.01	(.01)	—	(.01)	1.00	1.06%	0.95%	0.90%	1.02%	—	1,114,286
March 31, 2008	1.00	.04	—	.04	(.04)	—	(.04)	1.00	3.76%	0.93%	0.93%	3.71%	—	978,584
March 31, 2007	1.00	.04	—	.04	(.04)	—	(.04)	1.00	4.26%	0.92%	0.92%	4.20%	—	982,347
March 31, 2006	1.00	.03	—	.03	(.03)	—	(.03)	1.00	2.79%	0.88%	0.88%	2.74%	—	975,088

U.S. Government Money Market Fund Investor2 Class
March 31, 2010*	1.00	— §	—	— §	(— )§	—	(— )§	1.00	0.00%	0.94%**	0.29%**	0.01%**	—	51,190

U.S. Government Money Market Fund Advisor Class
March 31, 2010	1.00	— §	—	— §	(— )§	—	(— )§	1.00	0.01%	1.43%	0.37%	0.03%	—	123,870
March 31, 2009	1.00	.01	—	.01	(.01)	—	(.01)	1.00	0.65%	1.45%	1.26%	0.55%	—	341,425
March 31, 2008	1.00	.03	—	.03	(.03)	—	(.03)	1.00	3.24%	1.43%	1.43%	3.25%	—	159,111
March 31, 2007	1.00	.04	—	.04	(.04)	—	(.04)	1.00	3.75%	1.42%	1.42%	3.70%	—	204,068
March 31, 2006	1.00	.02	—	.02	(.02)	—	(.02)	1.00	2.28%	1.39%	1.39%	2.21%	—	151,828

U.S. Government Money Market Fund A-Class
March 31, 2010	1.00	(— )§	—	(— )§	(— )§	—	(— )§	1.00	0.01%	1.18%	0.38%	(0.04)%	—	30,640
March 31, 2009	1.00	.01	—	.01	(.01)	—	(.01)	1.00	0.85%	1.20%	1.09%	0.74%	—	49,072
March 31, 2008	1.00	.03	—	.03	(.03)	—	(.03)	1.00	3.51%	1.18%	1.18%	3.45%	—	21,174
March 31, 2007	1.00	.04	—	.04	(.04)	—	(.04)	1.00	4.01%	1.17%	1.17%	3.97%	—	18,779
March 31, 2006	1.00	.03	—	.03	(.03)	—	(.03)	1.00	2.51%	1.15%	1.15%	2.66%	—	14,324

U.S. Government Money Market Fund C-Class
March 31, 2010	1.00	(— )§	—	(— )§	(— )§	—	(— )§	1.00	0.01%	1.93%	0.39%	(0.05)%	—	76,598
March 31, 2009	1.00	—	—	—	(— )§	—	(— )§	1.00	0.26%	1.95%	1.70%	0.24%	—	135,384
March 31, 2008	1.00	.03	—	.03	(.03)	—	(.03)	1.00	2.74%	1.93%	1.93%	2.69%	—	121,436
March 31, 2007	1.00	.03	—	.03	(.03)	—	(.03)	1.00	3.24%	1.92%	1.92%	3.20%	—	120,415
March 31, 2006	1.00	.02	—	.02	(.02)	—	(.02)	1.00	1.76%	1.89%	1.89%	1.72%	—	131,045
184	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)

*	Since the commencement of operations:

May 25, 2005 — Strengthening Dollar 2x Strategy Fund A-Class, C-Class and H-Class and Weakening Dollar 2x Strategy Fund A-Class, C-Class, and H-Class;

May 31, 2006 — S&P 500 Fund A-Class, C-Class and H-Class and Russell 2000® Fund A-Class, C-Class and H-Class;

April 16, 2007 — High Yield Strategy Fund A-Class, C-Class and H-Class and Inverse High Yield Strategy Fund A-Class, C-Class and H-Class;

February 22, 2008 — Japan 2x Strategy Fund A-Class, C-Class and H-Class;

July 10, 2009 — U.S Government Money Market Fund Investor2 Class.

**	Annualized

†	Calculated using the average daily shares outstanding for the year.

††	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

†††	Reverse Share Splits:

Inverse S&P 500 Strategy Fund — Per share amounts for the years ended March 31, 2006 and March 31, 2007 have been restated to reflect a 1:5 reverse share split effective April 23, 2007; S&P 500 Pure Value Fund — Per share amounts for the period March 31, 2006 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009 —See Note 12.

à	Operating Expenses exclude interest and dividend expense from securities sold short.

§	Less than $.01 per share.

§§	Excluding the reimbursement, the Fund’s total return would have been -64.90%, -65.15% and -64.90% for the A-Class, C-Class and H-Class, respectively.

Prior to April 1, 2007, the Nova Fund, Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100® Strategy Fund, and Inverse Government Long Bond Strategy Fund operated under a Master-Feeder Structure.

▲	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Investment Income (Loss)” for the year ended March 31, 2006 did not reflect the net investment income of the former Master Portfolio.

■	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended March 31, 2007 and preceding periods.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	185

NOTES TO FINANCIAL STATEMENTS

1.    Organization and Significant Accounting Policies Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers seven separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, and Y-Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge, except for the U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At March 31, 2010, the Trust consisted of fifty-five separate Funds. This report covers the Benchmark and the Money Market Funds (the “Funds”), while the other Funds are contained in separate reports.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every Fund in the Trust. All time references are based on Eastern Time.
A. The Trust calculates a NAV twice each business day, first in the morning and again in the afternoon for the Russell 2000® Fund and the S&P 500 Fund. All other Funds in the Trust will price at the afternoon NAV. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the March 31, 2010, afternoon NAV.
Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short term debt securities with a maturity of 60 days at acquisition or less and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized

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gain or loss on the agreements that is determined by marking the agreements to the broker quote.
The value of foreign equity agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to:(i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are accrued daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income, in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
F. The Trust may enter into stock, bond and currency index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an

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amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
G. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. At March 31, 2010, none of the Funds held forward currency contracts.
J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, Commercial Paper and enter into repurchase agreements.
K. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
L. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
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M. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Financial Instruments
As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments, including options, futures, options on futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, options, futures, options on futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.    Disclosures about Credit Derivatives
In accordance with its principal investment strategy, the High Yield Strategy Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation

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or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium that serves as an adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The table on page 149 included in the Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of March 31, 2010.
4.    Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
Certain Funds seek to gain exposure to their respective benchmarks by investing in currency and financial-linked derivative instruments, including swap agreements, futures and options on futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Approximate percentage of Funds’
Fund	net assets on a daily basis
Nova Fund	82%
S&P 500 Fund	61%
Inverse S&P 500 Strategy Fund	100%
NASDAQ-100® Fund	6%
Inverse NASDAQ-100® Strategy Fund	100%
Mid-Cap 1.5x Strategy Fund	83%
Inverse Mid-Cap Strategy Fund	100%
Russell 2000® 1.5x Strategy Fund	112%
Russell 2000® Fund	77%
Inverse Russell 2000® Strategy Fund	98%
Europe 1.25x Strategy Fund	100%
Japan 2x Strategy Fund	202%
Strengthening Dollar 2x Strategy Fund	201%
Weakening Dollar 2x Strategy Fund	200%
Government Long Bond 1.2x Strategy Fund	25%
Inverse Government Long Bond Strategy Fund	15%
High Yield Strategy Fund	95%
Inverse High Yield Strategy Fund	98%
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2010:

Location on the Statements of Assets and Liabilities
Derivative
Investment Type	Asset Derivatives	Liability Derivatives

Equity contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
Currency contracts	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
Interest Rate contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
Credit contracts	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
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1

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the Funds’ derivative investments not accounted for as hedging investments under SFAS 133, categorized by primary risk exposure as of March 31, 2010:

	Asset Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures	Credit
	Equity	Equity	Currency	Currency	Interest Rate	Default	Total Value at
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	Contracts	March 31, 2010
Nova Fund	$79,465	$1,126,938	$—	$—	$—	$—	$1,206,403
S&P 500 Fund	743	2,175,704	—	—	—	—	2,176,447
Inverse S&P 500 Strategy Fund	83,506	—	—	—	—	—	83,506
NASDAQ-100® Fund	24,762	78,835	—	—	—	—	103,597
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	92,162	1,157,667	—	—	—	—	1,249,829
Inverse Mid-Cap Strategy Fund	496	—	—	—	—	—	496
Russell 2000® 1.5x Strategy Fund	—	1,129,672	—	—	—	—	1,129,672
Russell 2000® Fund	—	331,560	—	—	—	—	331,560
Inverse Russell 2000® Strategy Fund	15,748	30,586	—	—	—	—	46,334
Europe 1.25x Strategy Fund	154,666	—	25,164	—	—	—	179,830
Japan 2x Strategy Fund	694,711	—	—	—	—	—	694,711
Strengthening Dollar 2x Strategy Fund	—	—	733,459	77,998	—	—	811,457
Weakening Dollar 2x Strategy Fund	—	—	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	290,478	—	290,478
Inverse Government Long Bond Strategy Fund	—	—	—	—	—	—	—
High Yield Strategy Fund	—	—	—	—	—	—	—
Inverse High Yield Strategy Fund	—	—	—	—	26,832	—	26,832

	Liability Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures	Credit
	Equity	Equity	Currency	Currency	Interest Rate	Default	Total Value at
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	Contracts	March 31, 2010
Nova Fund	$—	$—	$—	$—	$—	$—	$—
S&P 500 Fund	—	—	—	—	—	—	—
Inverse S&P 500 Strategy Fund	—	6,564,933	—	—	—	—	6,564,933
NASDAQ-100® Fund	—	—	—	—	—	—	—
Inverse NASDAQ-100® Strategy Fund	136	1,388,871	—	—	—	—	1,389,007
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—	—	—
Inverse Mid-Cap Strategy Fund	—	170,586	—	—	—	—	170,586
Russell 2000® 1.5x Strategy Fund	2,833	—	—	—	—	—	2,833
Russell 2000® Fund	24,088	21,351	—	—	—	—	45,439
Inverse Russell 2000® Strategy Fund	—	311,210	—	—	—	—	311,210
Europe 1.25x Strategy Fund	—	—	—	—	—	—	—
Japan 2x Strategy Fund	—	—	531,219	—	—	—	531,219
Strengthening Dollar 2x Strategy Fund	—	—	—	—	—	—	—
Weakening Dollar 2x Strategy Fund	—	—	480,138	31,857	—	—	511,995
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	—	—	—	—	1,318,977	—	1,318,977
High Yield Strategy Fund	—	—	—	—	10,647	—	10,647
Inverse High Yield Strategy Fund	—	—	—	—	—	—	—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations as of March 31, 2010:

Derivative Investment	Location of Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on futures contracts and equity index swaps
Change in net unrealized appreciation (depreciation) on futures contracts and equity index swaps
Currency contracts	Net realized gain (loss) on futures contracts and currency index swaps
Change in net unrealized appreciation (depreciation) on futures contracts and currency index swaps
Interest Rate contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Credit contracts	Net realized gain (loss) on credit default swaps
Change in net unrealized appreciation (depreciation) on credit default swaps
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2

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of March 31, 2010:

Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
	Futures	Swaps	Futures	Swaps	Futures	Credit
	Equity	Equity	Currency	Currency	Interest Rate	Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Nova Fund	$9,853,271	$8,352,396	$—	$—	$—	$—	$18,205,667
S&P 500 Fund	2,345,557	3,787,570	—	—	—	—	6,133,127
Inverse S&P 500 Strategy Fund	(24,504,399)	(112,180,018)	—	—	—	—	(136,684,417)
NASDAQ-100® Fund	3,825,724	10,671,933	—	—	—	—	14,497,657
Inverse NASDAQ-100® Strategy Fund	(4,135,091)	(16,317,129)	—	—	—	—	(20,452,220)
Mid-Cap 1.5x Strategy Fund	320,901	5,260,837	—	—	—	—	5,581,738
Inverse Mid-Cap Strategy Fund	(1,116,869)	(3,403,864)	—	—	—	—	(4,520,733)
Russell 2000® 1.5x Strategy Fund	830,399	5,189,858	—	—	—	—	6,020,257
Russell 2000® Fund	586,772	1,303,381	—	—	—	—	1,890,153
Inverse Russell 2000® Strategy Fund	(7,054,738)	(10,730,514)	—	—	—	—	(17,785,252)
S&P SmallCap 600 Pure Value Fund	(533,624)	—	—	—	—	—	(533,624)
Europe 1.25x Strategy Fund	3,546,084	—	(315,457)	—	—	—	3,230,627
Japan 2x Strategy Fund	2,710,761	—	1,207,558	—	—	—	3,918,319
Strengthening Dollar 2x Strategy Fund	—	—	(3,063,924)	(1,356,902)	—	—	(4,420,826)
Weakening Dollar 2x Strategy Fund	—	—	17,220,195	6,430,325	—	—	23,650,520
Government Long Bond 1.2x Strategy Fund	—	—	—	—	(5,704,796)	—	(5,704,796)
Inverse Government Long Bond Strategy Fund	—	—	—	—	23,223,590	—	23,223,590
High Yield Strategy Fund	—	—	—	—	(378,376)	10,714,731	10,336,355
Inverse High Yield Strategy Fund	—	—	—	—	(278,874)	(5,223,436)	(5,502,310)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
	Futures	Swaps	Futures	Swaps	Futures	Credit
	Equity	Equity	Currency	Currency	Interest Rate	Default
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Nova Fund	$(2,188,911)	$1,071,989	$—	$—	$—	$—	$(1,116,922)
S&P 500 Fund	223,232	1,801,854	—	—	—	—	2,025,086
Inverse S&P 500 Strategy Fund	501,526	15,467,189	—	—	—	—	15,968,715
NASDAQ-100® Fund	173,576	(144,597)	—	—	—	—	28,979
Inverse NASDAQ-100® Strategy Fund	(12,510)	1,506,342	—	—	—	—	1,493,832
Mid-Cap 1.5x Strategy Fund	2,224	821,393	—	—	—	—	823,617
Inverse Mid-Cap Strategy Fund	10,247	153,170	—	—	—	—	163,417
Russell 2000® 1.5x Strategy Fund	9,742	1,008,371	—	—	—	—	1,018,113
Russell 2000® Fund	372,201	317,883	—	—	—	—	690,084
Inverse Russell 2000® Strategy Fund	48,006	(475,122)	—	—	—	—	(427,116)
Europe 1.25x Strategy Fund	103,215	—	(22,642)	—	—	—	80,573
Japan 2x Strategy Fund	772,600	—	(1,562,635)	—	—	—	(790,035)
Strengthening Dollar 2x Strategy Fund	—	—	747,354	(28,932)	—	—	718,422
Weakening Dollar 2x Strategy Fund	—	—	(4,652,692)	(1,207,689)	—	—	(5,860,381)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	(737,463)	—	(737,463)
Inverse Government Long Bond Strategy Fund	—	—	—	—	16,873,372	—	16,873,372
High Yield Strategy Fund	—	—	—	—	(509,217)	5,157,219	4,648,002
Inverse High Yield Strategy Fund	—	—	—	—	63,909	(605,483)	(541,574)
5.    Fees and Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund; 0.75% of the average daily net assets of the Nova Fund, S&P 500 Fund, NASDAQ-100® Fund, Russell 2000® Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Japan 2x
192	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

3

NOTES TO FINANCIAL STATEMENTS (continued)

Strategy Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund; 0.85% of the average daily net assets of the Real Estate Fund; and 0.90% of the average daily net assets of the remaining Funds covered in this report.
Rydex Investments provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.20% of the average daily net assets of the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the remaining Funds covered in this report.
Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as accounting and audit related services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class shares and a Distribution Plan applicable to A-Class shares and H-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholders services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
Rydex Investments and its affiliates have voluntarily agreed to waive their fees, including but not limited to 12b-1 and shareholder services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. Rydex Investments or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When 12b-1 and shareholder services fees are waived, dealer compensation will be reduced to the extent of such waiver.
During the year ended March 31, 2010, the Distributor retained sales charges of $913,374 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
6.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (fiscal years 2007 – 2010), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
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4

NOTES TO FINANCIAL STATEMENTS (continued)

Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended March 31, 2010, the following capital loss carryforward amounts expired or were used to offset current year net realized capital gains:

Fund	Amount
Nova Fund	$41,531,696
NASDAQ-100® Fund	184,833,850
S&P MidCap 400 Pure Value Fund	1,714,006
S&P SmallCap 600 Pure Value Fund	13,867,819
Europe 1.25x Strategy Fund	1,680,013
Japan 2x Strategy Fund	1,418,818
Weakening Dollar 2x Strategy Fund	25,335,856
Inverse Government Long Bond Strategy Fund	3,660,853
U.S. Government Money Market Fund	7,014
The tax character of distributions paid during the year ended March 31, 2010, was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions
Nova Fund	$607,311	$—	$607,311
S&P 500 Fund	755,000	—	755,000
Inverse S&P 500 Strategy Fund	387,064	—	387,064
NASDAQ-100® Fund	—	—	—
Inverse NASDAQ-100® Strategy Fund	—	—	—
Mid-Cap 1.5x Strategy Fund	—	—	—
Inverse Mid-Cap Strategy Fund	—	—	—
Russell 2000® 1.5x Strategy Fund	—	—	—
Russell 2000® Fund	—	—	—
Inverse Russell 2000® Strategy Fund	—	—	—
S&P 500 Pure Growth Fund	—	—	—
S&P 500 Pure Value Fund	509,394	—	509,394
S&P MidCap 400 Pure Growth Fund	—	—	—
S&P MidCap 400 Pure Value Fund	143,551	—	143,551
S&P SmallCap 600 Pure Growth Fund	—	—	—
S&P SmallCap 600 Pure Value Fund	6,292,346	—	6,292,346
Europe 1.25x Strategy Fund	—	—	—
Japan 2x Strategy Fund	—	—	—
Strengthening Dollar 2x Strategy Fund	—	—	—
Weakening Dollar 2x Strategy Fund	—	—	—
Real Estate Fund	329,570	—	329,570
Government Long Bond 1.2x Strategy Fund	5,375,548	—	5,375,548
Inverse Government Long Bond Strategy Fund	—	—	—
High Yield Strategy Fund	1,486,833	—	1,486,833
Inverse High Yield Strategy Fund	68,946	—	68,946
U.S. Government Money Market Fund	82,724	—	82,724
194	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the year ended March 31, 2009, was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions
Nova Fund	$432,003	$—	$432,003
S&P 500 Fund	408,688	—	408,688
Inverse S&P 500 Strategy Fund	3,989,079	—	3,989,079
NASDAQ-100® Fund	—	—	—
Inverse NASDAQ-100® Strategy Fund	695,608	—	695,608
Mid-Cap 1.5x Strategy Fund	—	1,334,272	1,334,272
Inverse Mid-Cap Strategy Fund	39,999	—	39,999
Russell 2000® 1.5x Strategy Fund	—	—	—
Russell 2000® Fund	—	—	—
Inverse Russell 2000® Strategy Fund	330,000	—	330,000
S&P 500 Pure Growth Fund	—	—	—
S&P 500 Pure Value Fund	2,504,591	—	2,504,591
S&P MidCap 400 Pure Growth Fund	—	—	—
S&P MidCap 400 Pure Value Fund	—	—	—
S&P SmallCap 600 Pure Growth Fund	—	—	—
S&P SmallCap 600 Pure Value Fund	222,000	—	222,000
Europe 1.25x Strategy Fund	—	—	—
Japan 2x Strategy Fund	3,895	—	3,895
Strengthening Dollar 2x Strategy Fund	16,926,126	13,076,578	30,002,704
Weakening Dollar 2x Strategy Fund	8,851,201	2,273,781	11,124,982
Real Estate Fund	334,999	—	334,999
Government Long Bond 1.2x Strategy Fund	1,908,825	—	1,908,825
Inverse Government Long Bond Strategy Fund	—	—	—
High Yield Strategy Fund	3,250,000	—	3,250,000
Inverse High Yield Strategy Fund	939,842	—	939,842
U.S. Government Money Market Fund	12,579,007	—	12,579,007
The tax character of distributable earnings/(accumulated losses) at March 31, 2010, was as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation/	Capital Loss
Fund	Income	Capital Gain	(Depreciation)	Carryforward[1]
Nova Fund	$78,732	$—	$12,863,001	$(117,263,494)
S&P 500 Fund	—	—	19,711,916	(37,945,384)
Inverse S&P 500 Strategy Fund	—	—	(6,547,222)	(276,523,014)
NASDAQ-100® Fund	—	—	288,008,942	(432,387,506)
Inverse NASDAQ-100® Strategy Fund	—	—	(1,388,871)	(80,474,446)
Mid-Cap 1.5x Strategy Fund	—	—	3,066,209	(17,364,427)
Inverse Mid-Cap Strategy Fund	—	—	(170,586)	(11,118,459)
Russell 2000® 1.5x Strategy Fund	—	—	3,335,809	(14,836,564)
Russell 2000® Fund	—	—	1,531,365	(12,419,234)
Inverse Russell 2000® Strategy Fund	—	—	(280,624)	(36,872,368)
S&P 500 Pure Growth Fund	—	—	3,956,949	(9,572,873)
S&P 500 Pure Value Fund	223,301	—	12,709,462	(12,996,657)
S&P MidCap 400 Pure Growth Fund	—	—	8,678,972	(17,560,011)
S&P MidCap 400 Pure Value Fund	3,245,669	—	17,788,786	—
S&P SmallCap 600 Pure Growth Fund	—	—	2,053,380	(6,955,655)
S&P SmallCap 600 Pure Value Fund	3,170,052	—	24,910,123	—
Europe 1.25x Strategy Fund	—	—	108,733	(13,511,526)
Japan 2x Strategy Fund	—	—	—	(981,060)
Strengthening Dollar 2x Strategy Fund	—	—	—	(16,109,547)
Weakening Dollar 2x Strategy Fund	—	—	—	(6,635,880)
Real Estate Fund	405,783	—	6,104,534	(13,882,988)
Government Long Bond 1.2x Strategy Fund	195,345	—	(5,028,098)	(21,358,893)
Inverse Government Long Bond Strategy Fund	—	—	5,080,507	(318,363,795)
High Yield Strategy Fund	419,694	—	(10,647)	(13,705,977)
Inverse High Yield Strategy Fund	—	—	26,832	(3,356,295)
U.S. Government Money Market Fund	31,611	—	—	—
Capital Loss Carryforward amounts may be limited due to Treasury Regulations.

[1]	A summary of the expiration of the aforementioned Capital Loss Carryforward is as follows:
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	195

NOTES TO FINANCIAL STATEMENTS (continued)

									Total
	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Capital Loss
Fund	2011	2012	2013	2014	2015	2016	2017	2018	Carryforward
Nova Fund	$(65,514,853)	$—	$—	$—	$—	$—	$(48,436,778)	$(3,311,863)	$(117,263,494)
S&P 500 Fund	—	—	—	—	—	—	(21,239,591)	(16,705,793)	(37,945,384)
Inverse S&P 500 Strategy Fund	—	(5,725,764)	(65,527,919)	(37,877,636)	(59,724,340)	—	—	(107,667,355)	(276,523,014)
NASDAQ-100® Fund	(302,251,932)	(60,857,728)	(44,673,639)	—	—	—	(22,167,815)	(2,436,392)	(432,387,506)
Inverse NASDAQ-100® Strategy Fund	—	(19,380,747)	(3,723,075)	(17,351,209)	(15,380,081)	(8,534,020)	—	(16,105,314)	(80,474,446)
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—	—	(12,924,888)	(4,439,539)	(17,364,427)
Inverse Mid-Cap Strategy Fund	—	—	—	—	(3,855,787)	(850,800)	—	(6,411,872)	(11,118,459)
Russell 2000® 1.5x Strategy Fund	—	—	—	—	(101,313)	—	(14,083,209)	(652,042)	(14,836,564)
Russell 2000® Fund	—	—	—	—	—	—	(7,015,307)	(5,403,927)	(12,419,234)
Inverse Russell 2000® Strategy Fund	—	—	—	—	(13,474,576)	(7,459,340)	—	(15,938,452)	(36,872,368)
S&P 500 Pure Growth Fund	—	—	—	—	—	—	(6,035,327)	(3,537,546)	(9,572,873)
S&P 500 Pure Value Fund	—	—	—	—	—	—	(3,322,819)	(9,673,838)	(12,996,657)
S&P MidCap 400 Pure Growth Fund	—	—	—	—	—	—	(7,826,447)	(9,733,564)	(17,560,011)
S&P MidCap 400 Pure Value Fund	—	—	—	—	—	—	—	—	—
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—	—	(5,805,747)	(1,149,908)	(6,955,655)
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—	—	—	—	—
Europe 1.25x Strategy Fund	—	—	—	—	—	—	(13,511,526)	—	(13,511,526)
Japan 2x Strategy Fund	—	—	—	—	—	—	(981,060)	—	(981,060)
Strengthening Dollar 2x Strategy Fund	—	—	—	—	—	—	—	(16,109,547)	(16,109,547)
Weakening Dollar 2x Strategy Fund	—	—	—	—	—	—	(6,635,880)	—	(6,635,880)
Real Estate Fund	—	—	—	—	—	—	(6,482,362)	(7,400,626)	(13,882,988)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	(135,502)	—	(21,223,391)	(21,358,893)
Inverse Government Long Bond Strategy Fund	—	(16,998,940)	(63,759,468)	(82,212,943)	(60,731,802)	(2,188,094)	(24,167,315)	(68,305,233)	(318,363,795)
High Yield Strategy Fund	—	—	—	—	—	(270,230)	(9,225,788)	(4,209,959)	(13,705,977)
Inverse High Yield Strategy Fund	—	—	—	—	—	—	—	(3,356,295)	(3,356,295)
U.S. Government Money Market Fund	—	—	—	—	—	—	—	—	—
196	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
Nova Fund	$80,121,966	$12,178,341	$(442,278)	$11,736,063
S&P 500 Fund	221,577,075	17,767,417	(231,205)	17,536,212
Inverse S&P 500 Strategy Fund	230,389,414	17,711	—	17,711
NASDAQ-100® Fund	326,511,839	295,397,988	(7,467,881)	287,930,107
Inverse NASDAQ-100® Strategy Fund	26,237,821	—	—	—
Mid-Cap 1.5x Strategy Fund	32,777,880	2,227,341	(318,799)	1,908,542
Inverse Mid-Cap Strategy Fund	4,013,541	—	—	—
Russell 2000® 1.5x Strategy Fund	24,536,314	2,316,261	(110,124)	2,206,137
Russell 2000® Fund	38,672,164	1,416,720	(195,564)	1,221,156
Inverse Russell 2000® Strategy Fund	23,049,787	—	—	—
S&P 500 Pure Growth Fund	20,379,785	4,071,697	(114,748)	3,956,949
S&P 500 Pure Value Fund	149,464,115	13,227,125	(517,663)	12,709,462
S&P MidCap 400 Pure Growth Fund	61,738,553	8,962,256	(283,284)	8,678,972
S&P MidCap 400 Pure Value Fund	196,065,157	20,521,083	(2,732,297)	17,788,786
S&P SmallCap 600 Pure Growth Fund	10,569,481	2,079,104	(25,724)	2,053,380
S&P SmallCap 600 Pure Value Fund	206,984,864	27,922,442	(3,012,319)	24,910,123
Europe 1.25x Strategy Fund	8,767,083	146,273	(51,067)	95,206
Japan 2x Strategy Fund	6,553,315	—	—	—
Strengthening Dollar 2x Strategy Fund	88,962,016	—	—	—
Weakening Dollar 2x Strategy Fund	41,720,292	—	—	—
Real Estate Fund	35,458,840	9,438,095	(3,333,561)	6,104,534
Government Long Bond 1.2x Strategy Fund	330,253,413	98,445	(5,126,543)	(5,028,098)
Inverse Government Long Bond Strategy Fund	1,241,086,485	98,441	(10,625)	87,816
High Yield Strategy Fund	15,429,044	—	—	—
Inverse High Yield Strategy Fund	32,136,876	—	—	—
U.S. Government Money Market Fund	1,263,032,383	—	—	—
Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2010, the following amounts of realized capital losses reflected in the accompanying financial statements will not be recognized for Federal income tax purposes until April 1, 2010:

Fund	Currency	Capital
S&P 500 Fund	$—	$(2,471,971)
Inverse S&P 500 Strategy Fund	—	(28,496,389)
NASDAQ-100® Fund	—	(4,792,878)
Inverse NASDAQ-100® Strategy Fund	—	(4,359,416)
Inverse Mid-Cap Strategy Fund	—	(701,226)
Inverse Russell 2000® Strategy Fund	—	(4,859,896)
Europe 1.25x Strategy Fund	(200,348)	(783,353)
Weakening Dollar 2x Strategy Fund	—	(7,545,716)
Real Estate Fund	—	(927,535)
Government Long Bond 1.2x Strategy Fund	—	(14,186,462)
Inverse High Yield Strategy Fund	—	(1,993,583)
U.S. Government Money Market Fund	—	(2,617)
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NOTES TO FINANCIAL STATEMENTS (continued)

7.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at March 31, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price
Morgan Stanley	0.00% due 04/01/10	$355,000,000	$355,000,000	$355,000,000
Mizuho Financial Group, Inc.	0.00% due 04/01/10	321,136,771	321,136,771	321,136,771
HSBC Group	0.00% due 04/01/10	280,000,000	280,000,000	280,000,000
Credit Suisse Group	(0.02)% due 04/01/10	116,247,134	116,247,134	116,247,069
Deutsche Bank	0.00% due 04/01/10	30,000,000	30,000,000	30,000,000

			$1,102,383,905	$1,102,383,840

At March 31, 2010, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value
U.S. Treasury Notes	01/31/11 – 02/15/19	0.88% – 2.75%	$538,878,900	$511,272,264
U.S. Treasury Bills	05/06/10 – 01/13/11	0.00%	328,072,200	327,559,649
U.S. Treasury Bond	05/15/38	4.50%	289,845,300	285,600,025

				$1,124,431,938

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
8.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
198	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2010:

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total
Assets
Nova Fund	$69,046,834	$79,465	$22,811,195	$1,126,938	$93,064,432
S&P 500 Fund	97,438,722	743	141,674,565	2,175,704	241,289,734
Inverse S&P 500 Strategy Fund	—	83,506	230,407,125	—	230,490,631
NASDAQ-100® Fund	583,529,063	24,762	30,912,883	78,835	614,545,543
Inverse NASDAQ-100® Strategy Fund	—	—	26,237,821	—	26,237,821
Mid-Cap 1.5x Strategy Fund	24,564,097	92,162	10,122,325	1,157,667	35,936,251
Inverse Mid-Cap Strategy Fund	—	496	4,013,541	—	4,014,037
Russell 2000® 1.5x Strategy Fund	10,289,911	—	16,452,540	1,129,672	27,872,123
Russell 2000® Fund	8,479,812	—	31,413,508	331,560	40,224,880
Inverse Russell 2000® Strategy Fund	—	15,748	23,049,787	30,586	23,096,121
S&P 500 Pure Growth Fund	24,196,944	—	139,790	—	24,336,734
S&P 500 Pure Value Fund	160,960,752	—	1,212,825	—	162,173,577
S&P MidCap 400 Pure Growth Fund	69,991,589	—	425,936	—	70,417,525
S&P MidCap 400 Pure Value Fund	211,714,412	—	2,139,531	—	213,853,943
S&P SmallCap 600 Pure Growth Fund	12,447,497	—	175,364	—	12,622,861
S&P SmallCap 600 Pure Value Fund	229,776,350	—	2,118,637	—	231,894,987
Europe 1.25x Strategy Fund	5,492,093	179,830	3,370,196	—	9,042,119
Japan 2x Strategy Fund	—	163,492	6,553,315	—	6,716,807
Strengthening Dollar 2x Strategy Fund	—	733,459	88,962,016	77,998	89,773,473
Weakening Dollar 2x Strategy Fund	—	—	41,720,292	—	41,720,292
Real Estate Fund	41,163,701	—	399,673	—	41,563,374
Government Long Bond 1.2x Strategy Fund	311,118,494	290,478	14,106,821	—	325,515,793
Inverse Government Long Bond Strategy Fund	—	—	1,241,174,301	—	1,241,174,301
High Yield Strategy Fund	—	—	15,429,044	—	15,429,044
Inverse High Yield Strategy Fund	—	26,832	32,136,876	—	32,163,708
U.S. Government Money Market Fund	—	—	1,263,032,383	—	1,263,032,383

Liabilities
Nova Fund	—	—	—	—	—
S&P 500 Fund	—	—	—	—	—
Inverse S&P 500 Strategy Fund	—	—	—	6,564,933	6,564,933
NASDAQ-100® Fund	—	—	—	—	—
Inverse NASDAQ-100® Strategy Fund	—	136	—	1,388,871	1,389,007
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—
Inverse Mid-Cap Strategy Fund	—	—	—	170,586	170,586
Russell 2000® 1.5x Strategy Fund	—	2,833	—	—	2,833
Russell 2000® Fund	—	24,088	—	21,351	45,439
Inverse Russell 2000® Strategy Fund	—	—	—	311,210	311,210
S&P 500 Pure Growth Fund	—	—	—	—	—
S&P 500 Pure Value Fund	—	—	—	—	—
S&P MidCap 400 Pure Growth Fund	—	—	—	—	—
S&P MidCap 400 Pure Value Fund	—	—	—	—	—
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—
Europe 1.25x Strategy Fund	—	—	—	—	—
Japan 2x Strategy Fund	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	—	—	—	—
Weakening Dollar 2x Strategy Fund	—	480,138	—	31,857	511,995
Real Estate Fund	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	566,842,089	1,318,977	—	—	568,161,066
High Yield Strategy Fund	—	10,647	—	—	10,647
Inverse High Yield Strategy Fund	—	—	—	—	—
U.S. Government Money Market Fund	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	199

NOTES TO FINANCIAL STATEMENTS (continued)

9.    Securities Transactions
For the year ended March 31, 2010, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

			Inverse		Inverse		Inverse
	Nova	S&P 500	S&P 500	NASDAQ-100®	NASDAQ-100®	Mid-Cap 1.5x	Mid-Cap
	Fund	Fund	Strategy Fund	Fund	Strategy Fund	Strategy Fund	Strategy Fund
Purchases	$41,316,947	$75,265,974	$—	$170,081,711	$—	$40,866,157	$—
Sales	35,875,066	135,194,796	—	189,750,317	—	25,737,067	—
			Inverse
	Russell		Russell 2000®	S&P 500	S&P 500	S&P MidCap	S&P MidCap
	2000® 1.5x	Russell 2000®	Strategy	Pure Growth	Pure Value	400 Pure	400 Pure
	Strategy Fund	Fund	Fund	Fund	Fund	Growth Fund	Value Fund
Purchases	$13,973,074	$28,408,475	$—	$172,800,810	$458,041,054	$340,978,812	$491,584,717
Sales	20,380,465	32,570,122	—	173,071,800	328,867,529	304,993,963	315,848,920

	S&P SmallCap	S&P SmallCap			Strengthening	Weakening	Real
	600 Pure	600 Pure	Europe 1.25x	Japan 2x	Dollar 2x	Dollar 2x	Estate
	Growth Fund	Value Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Purchases	$224,626,586	$619,807,825	$118,700,492	$—	$—	$—	$355,598,928
Sales	225,669,236	495,450,993	117,496,269	—	—	—	326,994,206

	Government	Inverse			U.S.
	Long Bond	Government		Inverse	Government
	1.2x Strategy	Long Bond	High Yield	High Yield	Money Market
	Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Purchases	$2,887,261,084	$1,519,641,233	$—	$—	$—
Sales	2,608,194,914	938,097,713	—	—	—
200	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

10.    Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the years presented were:

			Shares Purchased through Dividend				Net Shares
	Shares Purchased		Reinvestment		Shares Redeemed		Purchased (Redeemed)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010	2009	2010	2009	2010	2009
Nova Fund
Investor Class	15,696,593	13,957,780	20,846	18,122	(14,766,800)	(13,974,154)	950,639	1,748
Advisor Class	2,371,621	3,832,611	3,549	4,564	(2,767,595)	(3,602,867)	(392,425)	234,308
A-Class	797,509	1,868,770	1,345	2,421	(1,033,705)	(2,010,989)	(234,851)	(139,798)
C-Class	489,614	849,660	6,500	7,432	(808,245)	(1,194,431)	(312,131)	(337,339)
S&P 500 Fund
A-Class	6,051,794	4,008,263	9,536	1,157	(5,926,421)	(2,237,667)	134,909	1,771,753
C-Class	8,799,827	8,742,411	2,580	1,162	(8,765,777)	(8,577,798)	36,630	165,775
H-Class	42,212,414	45,822,717	21,463	12,067	(42,711,431)	(40,024,348)	(477,554)	5,810,436
Inverse S&P 500 Strategy Fund
Investor Class	22,518,195	16,676,609	7,784	50,442	(21,554,903)	(18,288,286)	971,076	(1,561,235)
Advisor Class	1,405,215	2,190,590	307	5,728	(1,406,947)	(2,190,297)	(1,425)	6,021
A-Class	2,007,978	1,532,101	1,227	4,348	(1,486,753)	(1,424,211)	522,452	112,238
C-Class	1,842,781	2,342,583	702	5,283	(1,724,746)	(2,823,949)	118,737	(476,083)
NASDAQ-100® Fund
Investor Class	71,031,032	53,894,562	—	—	(74,294,680)	(58,410,551)	(3,263,648)	(4,515,989)
Advisor Class	15,143,129	11,376,095	—	—	(16,008,249)	(10,385,688)	(865,120)	990,407
A-Class	2,796,536	838,778	—	—	(1,964,731)	(969,858)	831,805	(131,080)
C-Class	2,450,071	12,513,645	—	—	(2,253,969)	(12,607,723)	196,102	(94,078)
Inverse NASDAQ-100® Strategy Fund
Investor Class	14,461,941	7,845,903	—	15,809	(14,401,266)	(9,331,826)	60,675	(1,470,114)
Advisor Class	732,358	162,288	—	310	(688,875)	(323,326)	43,483	(160,728)
A-Class	465,562	677,075	—	3,543	(488,378)	(672,388)	(22,816)	8,230
C-Class	536,740	2,838,716	—	2,457	(534,150)	(3,096,091)	2,590	(254,918)
Mid-Cap 1.5x Strategy Fund
A-Class	191,775	153,730	—	3,284	(214,540)	(124,485)	(22,765)	32,529
C-Class	710,630	696,274	—	22,959	(784,596)	(755,372)	(73,966)	(36,139)
H-Class	8,541,819	6,762,134	—	72,774	(8,225,083)	(6,368,183)	316,736	466,725
Inverse Mid-Cap Strategy Fund
A-Class	96,465	40,828	—	5	(79,043)	(55,899)	17,422	(15,066)
C-Class	94,397	177,660	—	9	(91,190)	(211,841)	3,207	(34,172)
H-Class	1,600,220	2,422,094	—	657	(1,646,993)	(3,528,331)	(46,773)	(1,105,580)
Russell 2000® 1.5x Strategy Fund
A-Class	129,902	205,364	—	—	(154,074)	(310,754)	(24,172)	(105,390)
C-Class	408,232	657,620	—	—	(578,420)	(770,248)	(170,188)	(112,628)
H-Class	7,830,985	6,191,385	—	—	(8,012,886)	(5,567,927)	(181,901)	623,458
Russell 2000® Fund
A-Class	614,405	761,966	—	—	(718,503)	(639,227)	(104,098)	122,739
C-Class	4,881,947	2,860,982	—	—	(4,905,249)	(2,738,477)	(23,302)	122,505
H-Class	9,547,973	12,915,647	—	—	(9,505,283)	(11,712,129)	42,690	1,203,518
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	201

NOTES TO FINANCIAL STATEMENTS (continued)

			Shares Purchased through Dividend				Net Shares
	Shares Purchased		Reinvestment		Shares Redeemed		Net Shares Purchased (Redeemed)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010	2009	2010	2009	2010	2009
Inverse Russell 2000® Strategy Fund
A-Class	362,535	223,071	—	983	(345,066)	(350,718)	17,469	(126,664)
C-Class	364,847	1,639,047	—	507	(334,695)	(1,754,220)	30,152	(114,666)
H-Class	5,855,590	3,519,602	—	2,954	(5,522,935)	(3,984,669)	332,655	(462,113)
S&P 500 Pure Growth Fund
A-Class	581,564	387,434	—	—	(662,990)	(455,867)	(81,426)	(68,433)
C-Class	423,295	1,436,891	—	—	(305,413)	(1,481,168)	117,882	(44,277)
H-Class	7,640,587	5,062,418	—	—	(7,832,745)	(4,746,723)	(192,158)	315,695
S&P 500 Pure Value Fund†
A-Class	198,985	38,296	54	493	(102,355)	(75,764)	96,684	(36,975)
C-Class	206,943	288,157	561	30,218	(175,865)	(303,983)	31,639	14,392
H-Class	6,745,739	3,472,707	6,550	26,885	(5,020,789)	(3,556,340)	1,731,500	(56,748)
S&P MidCap 400 Pure Growth Fund
A-Class	300,377	258,261	—	—	(270,498)	(363,473)	29,879	(105,212)
C-Class	502,964	2,559,586	—	—	(578,802)	(2,415,961)	(75,838)	143,625
H-Class	14,089,972	16,292,819	—	—	(12,947,561)	(15,967,446)	1,142,411	325,373
S&P MidCap 400 Pure Value Fund
A-Class	593,908	65,966	75	—	(243,737)	(152,759)	350,246	(86,793)
C-Class	623,530	631,011	266	—	(585,996)	(620,858)	37,800	10,153
H-Class	20,524,706	1,928,186	4,985	—	(14,266,469)	(1,855,884)	6,263,222	72,302
S&P SmallCap 600 Pure Growth Fund
A-Class	155,596	39,374	—	—	(136,174)	(103,117)	19,422	(63,743)
C-Class	363,530	1,448,507	—	—	(325,346)	(1,500,177)	38,184	(51,670)
H-Class	10,382,727	3,355,554	—	—	(10,607,235)	(3,005,373)	(224,508)	350,181
S&P SmallCap 600 Pure Value Fund
A-Class	908,146	96,193	23,065	248	(656,235)	(200,264)	274,976	(103,823)
C-Class	931,519	822,870	82,523	895	(586,486)	(1,304,886)	427,556	(481,121)
H-Class	37,195,475	6,569,449	274,868	14,402	(28,348,540)	(6,586,735)	9,121,803	(2,884)
Europe 1.25x Strategy Fund
A-Class	24,458	14,514	—	—	(29,545)	(55,391)	(5,087)	(40,877)
C-Class	6,263,532	5,001,051	—	—	(6,199,574)	(5,197,539)	63,958	(196,488)
H-Class	28,884,036	6,359,283	—	—	(28,958,394)	(6,766,252)	(74,358)	(406,969)
Japan 2x Strategy Fund
A-Class	346,886	159,701	—	65	(244,676)	(151,846)	102,210	7,920
C-Class	2,896,454	1,352,650	—	16	(2,968,231)	(1,263,839)	(71,777)	88,827
H-Class	3,970,060	4,691,011	—	274	(4,366,545)	(4,174,985)	(396,485)	516,300
202	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

				Shares Purchased through Dividend				Net Shares
	Shares Purchased			Reinvestment		Shares Redeemed		Purchased (Redeemed)
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2010		2009	2010	2009	2010	2009	2010	2009
Strengthening Dollar 2x Strategy Fund
A-Class	1,701,391		2,250,634	—	188,587	(1,046,283)	(2,207,727)	655,108	231,494
C-Class	10,697,848		7,389,634	—	129,853	(10,325,916)	(7,533,854)	371,932	(14,367)
H-Class	26,303,063		26,299,904	—	879,991	(23,698,004)	(27,510,577)	2,605,059	(330,682)
Weakening Dollar 2x Strategy Fund
A-Class	1,547,781		1,926,838	—	94,540	(2,249,051)	(1,701,240)	(701,270)	320,138
C-Class	3,852,060		2,363,700	—	102,981	(4,093,956)	(2,671,722)	(241,896)	(205,041)
H-Class	15,923,652		16,932,375	—	413,548	(17,931,721)	(17,216,007)	(2,008,069)	129,916
Real Estate Fund
A-Class	883,574		872,029	1,881	9,833	(829,057)	(849,110)	56,398	32,752
C-Class	3,517,526		1,290,931	1,018	2,851	(3,512,985)	(1,279,430)	5,559	14,352
H-Class	17,097,247		6,263,460	11,647	9,690	(15,803,603)	(6,572,613)	1,305,291	(299,463)
Government Long Bond 1.2x Strategy Fund
Investor Class	200,443,233		70,222,148	368,377	71,093	(178,191,181)	(69,751,014)	22,620,429	542,227
Advisor Class	90,211,191		46,248,046	47,172	34,434	(88,170,899)	(47,854,383)	2,087,464	(1,571,903)
A-Class	1,521,794		2,180,623	13,965	30,651	(1,835,763)	(3,130,595)	(300,004)	(919,321)
C-Class	12,375,186		10,362,493	20,611	10,619	(11,636,268)	(10,502,327)	759,529	(129,215)
Inverse Government Long Bond Strategy Fund
Investor Class	63,069,680		71,208,967	—	—	(57,561,726)	(65,153,661)	5,507,954	6,055,306
Advisor Class	102,550,797		35,032,129	—	—	(100,559,233)	(33,834,671)	1,991,564	1,197,458
A-Class	5,657,257		5,676,955	—	—	(4,243,912)	(3,758,321)	1,413,345	1,918,634
C-Class	8,857,871		8,284,450	—	—	(8,398,320)	(6,191,247)	459,551	2,093,203
High Yield Strategy Fund
A-Class	1,256,391		7,450,347	7,005	52,184	(1,373,795)	(7,590,171)	(110,399)	(87,640)
C-Class	2,923,223		1,068,221	12,410	6,627	(2,875,573)	(1,007,804)	60,060	67,044
H-Class	17,490,919		53,732,294	44,467	119,641	(31,157,166)	(42,074,924)	(13,621,780)	11,777,011
Inverse High Yield Strategy Fund
A-Class	297,756		237,851	38	206	(280,194)	(229,380)	17,600	8,677
C-Class	204,716		55,188	305	1,054	(166,550)	(98,224)	38,471	(41,982)
H-Class	3,800,768		6,462,859	1,133	14,759	(3,327,437)	(6,355,101)	474,464	122,517
U.S. Government Money Market Fund
Investor Class	12,766,483,413		14,234,678,742	53,863	10,640,857	(13,008,084,868)	(14,109,618,443)	(241,547,592)	135,701,156
Investor2 Class*	101,687,148	**	—	1,613	—	(50,501,476)	—	51,187,285	—
Advisor Class	12,882,811,665		5,683,851,096	18,334	1,238,606	(13,100,463,671)	(5,502,840,798)	(217,633,672)	182,248,904
A-Class	99,314,014		167,289,290	2,109	265,875	(117,729,668)	(139,658,664)	(18,413,545)	27,896,501
C-Class	1,043,565,916		1,495,568,434	5,743	318,248	(1,102,305,046)	(1,481,940,632)	(58,733,387)	13,946,050

*	Since the commencement of operations: July 10, 2009.

**	Includes 62,269,356 shares issued in connection with fund merger — See Note 14.

†	Share amounts for year ended March 31, 2009 and the period April 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	203

NOTES TO FINANCIAL STATEMENTS (continued)

11.  Name Changes
Effective May 1, 2009, the Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Growth Fund, and Small-Cap Value Fund changed their Fund names to S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, and S&P SmallCap 600 Pure Value Fund, respectively. The name changes did not have any impact on the Funds’ investment objectives, tickers or CUSIPS.
12.  Reverse Share Splits
Effective April 20, 2009, the S&P 500 Pure Value Fund underwent a 1-for-5 reverse share split. The effect of this transaction was to divide the number of outstanding shares of the Fund by five, resulting in a corresponding increase in the net asset value per share. The share transactions presented in Note 10 and the per share data in the financial highlights for periods presented prior to April 20, 2009 have been given retroactive effects to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
13.  Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2010. As of and for the year ended March 31, 2010, the Funds did not have any outstanding borrowings under this agreement.
14.  Fund Merger
On July 10, 2009, the U.S. Government Money Market Fund acquired all of the net assets of Security Cash Fund, in exchange for shares of the U.S. Government Money Market Fund Investor2 Class, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Security Cash Fund. The primary reason for the transaction was to combine a smaller fund into a larger fund with a similar investment objective. The acquisition was accomplished through a combination of a tax-free exchange of Security Cash Fund shares (62,269,356) valued at $62,269,356 for respective shares of the U.S. Government Money Market Fund Investor2 Class (62,269,356). For financial reporting purposes, the net assets received and shares issued by U.S. Government Money Market Fund Investor2 Class were recorded at fair value.
Security Cash Fund’s net assets on July 10, 2009 were $62,217,692. Security Cash Fund’s net assets were primarily comprised of investments with a fair value of $61,601,061 and other assets and liabilities of $616,631. The aggregate net assets of U.S. Government Money Market Fund immediately before and after the acquisition were $1,788,523,047 and $1,850,740,738, respectively.
The financial statements reflect the operations of the U.S. Government Money Market Fund for the period prior to the acquisition and the combined fund for the period subsequent to the fund merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Security Cash Fund that have been included in the combined fund’s Statement of Operations since the acquisition was completed. Assuming the acquisition had been completed on April 1, 2009, U.S. Government Money Market Fund proforma net investment income (loss), net gain (loss) on investments and net increase (decrease) in net assets from operations for the year ended March 31, 2010 would have been $83,364, $35,221 and $118,585, respectively. Rydex Investments and its affiliates bore all of the expenses related to the reorganization.
15.  New Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 8. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending March 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.
16.  Pending Litigation
In March, 2010, an action was filed against PADCO Advisors, Inc. (hereinafter, the “Manager”), Rydex Distributors, Inc. (hereinafter, the “Distributor”), and Rydex Series Funds (hereinafter, the “Trust”) and certain trustees and officers of the Trust in federal district court in San Francisco, California. The action seeks class action status on behalf of purchasers of shares in a series of the Trust, the Rydex Inverse Government Long Bond Strategy Fund (the “Fund”) during a particular time period. The action asserts claims under provisions of the federal securities laws, alleging that certain registration statements of the Trust contained negligent misrepresentations and omissions with
204	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)

respect to certain risks associated with investment in the Fund, the suitability of the Fund and differences between performance of the Fund’s shares over time and that of its reference benchmark. The action also asserts a claim seeking to hold the Manager and the individual trustee defendants liable as control persons of the Trust. The action seeks unspecified damages and interest thereon as well as an award to the plaintiffs and putative class of attorney’s fees and litigation expenses. The Manager, the Trust and the other defendants believe the claims asserted to be without merit and intend to actively defend against them.
17.  Subsequent Events
Management has evaluated events or transactions that may have occurred since March 31, 2010, that would merit recognition or disclosure in the financial statements and there were no events or transactions to be reported.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	205

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
of Rydex Series Funds:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, Inverse Russell 2000® Strategy Fund, S&P 500 Pure Growth Fund, S&P 500 Pure Value Fund, S&P MidCap 400 Pure Growth Fund, S&P MidCap 400 Pure Value Fund, S&P SmallCap 600 Pure Growth Fund, S&P SmallCap 600 Pure Value Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Real Estate Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and U.S. Government Money Market Fund (twenty-six of the series constituting the Rydex Series Funds) (the “Funds”) as of March 31, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years or periods presented in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year or period ended March 31, 2006 were audited by other auditors, whose report dated May 18, 2006 expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Funds at March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the years or periods presented in the four year period then ended, in conformity with U.S. generally accepted accounting principles.
McLean, Virginia
May 28, 2010
206	|	THE RYDEX SERIES FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Tax Information
This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.
Of the taxable ordinary income distributions paid during the fiscal year ending March 31, 2010, the following Funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund	% Qualifying
Nova Fund	100.00%
S&P 500 Fund	100.00%
S&P 500 Pure Value Fund	81.94%
S&P MidCap 400 Pure Value Fund	82.48%
S&P SmallCap 600 Pure Value Fund	2.29%
Additionally, the following amounts of taxable ordinary income dividends paid during the fiscal year qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Fund	% Qualifying
Nova Fund	100.00%
S&P 500 Fund	100.00%
S&P 500 Pure Value Fund	57.33%
S&P MidCap 400 Pure Value Fund	66.38%
S&P SmallCap 600 Pure Value Fund	1.61%
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended March 31 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
Pending Acquisition Transaction
On February 16, 2010, Security Benefit Corporation (“SBC”), the parent company of PADCO Advisors, Inc., PADCO Advisors II, Inc. and Security Investors, LLC, the Funds’ investment advisers, as applicable (the “Investment Advisers”), and certain of SBC’s affiliates entered into agreements with an investor group (the “Investors”) led by Guggenheim Partners, LLC (“Guggenheim”). Under the agreements, a special purpose vehicle owned by the Investors and managed by an affiliate of Guggenheim would receive a 100% ownership stake in SBC and consequently acquire control of the Investment Advisers and affiliates (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. While the parties expect the Purchase Transaction’s closing to take place on or about the end of the second quarter of 2010, it is subject to various conditions, and may be delayed or even terminated due to unforeseen circumstances.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	207

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005).

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

208	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	209

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
210	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

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RYDEX BANKING FUND

RYDEX BASIC MATERIALS FUND

RYDEX BIOTECHNOLOGY FUND

RYDEX CONSUMER PRODUCTS FUND

RYDEX ELECTRONICS FUND

RYDEX ENERGY FUND

MARCH 31, 2010
RYDEX SERIES FUNDS SECTOR FUNDS ANNUAL REPORT
RYDEX ENERGY SERVICES FUND

RYDEX FINANCIAL SERVICES FUND

RYDEX HEALTH CARE FUND

RYDEX INTERNET FUND

RYDEX LEISURE FUND

RYDEX PRECIOUS METALS FUND

RYDEX RETAILING FUND

RYDEX TECHNOLOGY FUND

RYDEX TELECOMMUNICATIONS FUND

RYDEX TRANSPORTATION FUND

RYDEX UTILITIES FUND

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RYDEX | SGI
SECURITY GLOBAL INVESTORS℠

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

PERFORMANCE REPORTS AND FUND PROFILES	10

SCHEDULES OF INVESTMENTS	44

STATEMENTS OF ASSETS AND LIABILITIES	68

STATEMENTS OF OPERATIONS	72

STATEMENTS OF CHANGES IN NET ASSETS	76

FINANCIAL HIGHLIGHTS	82

NOTES TO FINANCIAL STATEMENTS	92

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	103

OTHER INFORMATION	104

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	106
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER,
The U.S. economy has stabilized and displays signs of growing again, despite having shrunk 2.4 percent last year. It was the worst economic performance since 1946, and the longest recession since the 1930s. Yet, the S&P 500® Index has grown 75 percent since March 2009, staging the biggest rally since the Great Depression—propped up by more than $8 trillion in government stimulus. And the U.S. earned $10.5 billion on TARP Investments; with three-quarters of banks’ bailout money returned, replaced by private capital.
In prepared remarks to the Dallas Regional Chamber, Fed Chairman Ben Bernanke said, “The economy has stabilized and is growing again, although we can hardly be satisfied when one out of every 10 U.S. workers is unemployed and family finances remain under great stress.”
Steady Progress, But Certainty Still Elusive
Major market indexes continue their path to recovery, steadily recovering losses and hitting highs not seen since markets began a precipitous fall in September 2008. And there has been more than eight months of relative stability in house prices.
The yield differential between Treasuries and investment grade corporate bonds (i.e., “spread”) recently narrowed to 1.59 percentage points, the lowest since November 2007, from a high of 6.56 percentage points in November 2008, according to Bank of America Merrill Lynch index data. And a benchmark indicator of U.S. corporate credit risk dropped to its lowest since March 17, when it was 82.5 basis points, CMA DataVision prices show. Narrowing spreads and reduction in risk are strong indications of growth potential building in the U.S. economy.
In currencies, the euro has been falling steadily against the dollar, while a report showed Europe’s recovery stalled in the fourth quarter, spurring speculation the European Central Bank will keep interest rates at a record low. And the fastest growth in global currency reserves since the credit crisis is blunting a rise in Treasury yields, even as concern increases about record U.S. borrowing and an unprecedented budget deficit.
China may widen the daily trading band for its currency and allow the yuan to appreciate, the Financial Times reported, citing Ba Shusong, deputy director-general of the Financial Research Institute at the Development Research Center. And in mid-April, Singapore revalued its currency in a move widely interpreted as an anticipation of possible revaluation of the yuan – even though Chinese officials have ruled it out.
In commodities, crude oil climbed to a 17-month intraday high in April, to more than $86 a barrel in New York, with a floor established at $75 a barrel. Gold futures are up 3 percent this year after advancing 24 percent in 2009 as the dollar weakened and central banks and governments maintained low borrowing costs and spent trillions of dollars to stimulate economies. Gold reached a record $1,215 an ounce on December 2, 2009.
Balancing Growth and Caution
Minutes of a March 16 Federal Reserve meeting, showed policy makers warned against raising rates too soon because unemployment may hobble a recovery in the world’s largest economy. Separately, New York Fed President William Dudley said that the benchmark federal funds rate “needs to be exceptionally low for an extended period to contribute to easier financial conditions to support economic activity.” The Fed has kept its target rate for overnight loans between banks at zero to 0.25 percent since December 2008.
2	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Companies in the S&P 500 Index are forecast to gain in the first quarter of 2010, building on strong performance in the last three months of 2009. We believe that stubbornly high unemployment will keep the Fed from raising rates too soon in order to avoid stifling the recovery. At the same time, the recent growth in global currency reserves will dampen the rise in Treasury yields, despite unprecedented U.S. borrowing and budget deficits. As the Asian currencies are allowed to appreciate and the euro stabilizes against the dollar, we expect to see a continued recovery in developed economies.
In any case, the broad array of product offering at Rydex|SGI can help investors either hedge or augment exposures to the equity or fixed-income markets, as well as introduce alternative assets and strategies into a portfolio to improve overall diversification. Thank you for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance, which is no guarantee of future results.
Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2009 and ending March 31, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA, 403(b), and Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	September 30, 2009	March 31, 2010	Period	*
Table 1. Based on actual Fund return
Banking Fund
Investor Class	1.37%		$1,000.00	$1,154.00	$7.36
Advisor Class	1.88%		1,000.00	1,151.10	10.08
A-Class	1.62%		1,000.00	1,152.40	8.69
C-Class	2.38%		1,000.00	1,147.70	12.74
Basic Materials Fund
Investor Class	1.40%		1,000.00	1,135.60	7.45
Advisor Class	1.90%		1,000.00	1,132.70	10.10
A-Class	1.65%		1,000.00	1,134.20	8.78
C-Class	2.40%		1,000.00	1,129.80	12.74
Biotechnology Fund
Investor Class	1.37%		1,000.00	1,088.40	7.13
Advisor Class	1.87%		1,000.00	1,086.40	9.73
A-Class	1.62%		1,000.00	1,087.50	8.43
C-Class	2.37%		1,000.00	1,083.80	12.31
Consumer Products Fund
Investor Class	1.37%		1,000.00	1,136.80	7.30
Advisor Class	1.87%		1,000.00	1,133.90	9.95
A-Class	1.63%		1,000.00	1,135.40	8.68
C-Class	2.37%		1,000.00	1,131.00	12.59
Electronics Fund
Investor Class	1.36%		1,000.00	1,095.20	7.10
Advisor Class	1.87%		1,000.00	1,092.20	9.75
A-Class	1.61%		1,000.00	1,093.90	8.40
C-Class	2.37%		1,000.00	1,089.40	12.35
Energy Fund
Investor Class	1.38%		1,000.00	1,064.40	7.10
Advisor Class	1.88%		1,000.00	1,061.70	9.66
A-Class	1.63%		1,000.00	1,063.00	8.38
C-Class	2.38%		1,000.00	1,058.90	12.22
Energy Services Fund
Investor Class	1.38%		1,000.00	1,056.00	7.07
Advisor Class	1.87%		1,000.00	1,053.00	9.57
A-Class	1.62%		1,000.00	1,054.60	8.30
C-Class	2.37%		1,000.00	1,050.60	12.12
Financial Services Fund
Investor Class	1.37%		1,000.00	1,093.80	7.15
Advisor Class	1.88%		1,000.00	1,091.00	9.80
A-Class	1.63%		1,000.00	1,092.30	8.50
C-Class	2.37%		1,000.00	1,088.30	12.34
Health Care Fund
Investor Class	1.36%		1,000.00	1,149.00	7.29
Advisor Class	1.87%		1,000.00	1,145.80	10.00
A-Class	1.62%		1,000.00	1,147.00	8.67
C-Class	2.37%		1,000.00	1,142.90	12.66
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	September 30, 2009	March 31, 2010	Period	*
Internet Fund
Investor Class	1.37%		$1,000.00	$1,109.50	$7.21
Advisor Class	1.88%		1,000.00	1,106.50	9.87
A-Class	1.62%		1,000.00	1,108.00	8.51
C-Class	2.38%		1,000.00	1,103.20	12.48
Leisure Fund
Investor Class	1.37%		1,000.00	1,187.60	7.47
Advisor Class	1.87%		1,000.00	1,184.50	10.18
A-Class	1.63%		1,000.00	1,186.10	8.88
C-Class	2.38%		1,000.00	1,181.00	12.94
Precious Metals Fund
Investor Class	1.27%		1,000.00	1,013.20	6.37
Advisor Class	1.77%		1,000.00	1,010.90	8.87
A-Class	1.52%		1,000.00	1,012.10	7.63
C-Class	2.27%		1,000.00	1,008.30	11.37
Retailing Fund
Investor Class	1.38%		1,000.00	1,166.50	7.45
Advisor Class	1.88%		1,000.00	1,164.00	10.14
A-Class	1.62%		1,000.00	1,166.80	8.75
C-Class	2.38%		1,000.00	1,161.50	12.83
Technology Fund
Investor Class	1.37%		1,000.00	1,113.90	7.22
Advisor Class	1.87%		1,000.00	1,111.20	9.84
A-Class	1.62%		1,000.00	1,112.30	8.53
C-Class	2.37%		1,000.00	1,107.20	12.45
Telecommunications Fund
Investor Class	1.38%		1,000.00	1,055.80	7.07
Advisor Class	1.90%		1,000.00	1,053.40	9.73
A-Class	1.62%		1,000.00	1,054.60	8.30
C-Class	2.38%		1,000.00	1,051.00	12.17
Transportation Fund
Investor Class	1.36%		1,000.00	1,197.20	7.45
Advisor Class	1.88%		1,000.00	1,193.70	10.28
A-Class	1.62%		1,000.00	1,196.10	8.87
C-Class	2.37%		1,000.00	1,190.40	12.94
Utilities Fund
Investor Class	1.39%		1,000.00	1,047.30	7.09
Advisor Class	1.88%		1,000.00	1,044.70	9.58
A-Class	1.64%		1,000.00	1,046.20	8.37
C-Class	2.40%		1,000.00	1,041.90	12.22
6	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	September 30, 2009	March 31, 2010	Period	*
Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund
Investor Class	1.37%		$1,000.00	$1,018.10	$6.89
Advisor Class	1.88%		1,000.00	1,015.56	9.45
A-Class	1.62%		1,000.00	1,016.85	8.15
C-Class	2.38%		1,000.00	1,013.06	11.94
Basic Materials Fund
Investor Class	1.40%		1,000.00	1,017.95	7.04
Advisor Class	1.90%		1,000.00	1,015.46	9.55
A-Class	1.65%		1,000.00	1,016.70	8.30
C-Class	2.40%		1,000.00	1,012.96	12.04
Biotechnology Fund
Investor Class	1.37%		1,000.00	1,018.10	6.89
Advisor Class	1.87%		1,000.00	1,015.61	9.40
A-Class	1.62%		1,000.00	1,016.85	8.15
C-Class	2.37%		1,000.00	1,013.11	11.90
Consumer Products Fund
Investor Class	1.37%		1,000.00	1,018.10	6.89
Advisor Class	1.87%		1,000.00	1,015.61	9.40
A-Class	1.63%		1,000.00	1,016.80	8.20
C-Class	2.37%		1,000.00	1,013.11	11.90
Electronics Fund
Investor Class	1.36%		1,000.00	1,018.15	6.84
Advisor Class	1.87%		1,000.00	1,015.61	9.40
A-Class	1.61%		1,000.00	1,016.90	8.10
C-Class	2.37%		1,000.00	1,013.11	11.90
Energy Fund
Investor Class	1.38%		1,000.00	1,018.05	6.94
Advisor Class	1.88%		1,000.00	1,015.56	9.45
A-Class	1.63%		1,000.00	1,016.80	8.20
C-Class	2.38%		1,000.00	1,013.06	11.94
Energy Services Fund
Investor Class	1.38%		1,000.00	1,018.05	6.94
Advisor Class	1.87%		1,000.00	1,015.61	9.40
A-Class	1.62%		1,000.00	1,016.85	8.15
C-Class	2.37%		1,000.00	1,013.11	11.90
Financial Services Fund
Investor Class	1.37%		1,000.00	1,018.10	6.89
Advisor Class	1.88%		1,000.00	1,015.56	9.45
A-Class	1.63%		1,000.00	1,016.80	8.20
C-Class	2.37%		1,000.00	1,013.11	11.90
Health Care Fund
Investor Class	1.36%		1,000.00	1,018.15	6.84
Advisor Class	1.87%		1,000.00	1,015.61	9.40
A-Class	1.62%		1,000.00	1,016.85	8.15
C-Class	2.37%		1,000.00	1,013.11	11.90
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	September 30, 2009	March 31, 2010	Period	*
Internet Fund
Investor Class	1.37%		$1,000.00	$1,018.10	$6.89
Advisor Class	1.88%		1,000.00	1,015.56	9.45
A-Class	1.62%		1,000.00	1,016.85	8.15
C-Class	2.38%		1,000.00	1,013.06	11.94
Leisure Fund
Investor Class	1.37%		1,000.00	1,018.10	6.89
Advisor Class	1.87%		1,000.00	1,015.61	9.40
A-Class	1.63%		1,000.00	1,016.80	8.20
C-Class	2.38%		1,000.00	1,013.06	11.94
Precious Metals Fund
Investor Class	1.27%		1,000.00	1,018.60	6.39
Advisor Class	1.77%		1,000.00	1,016.11	8.90
A-Class	1.52%		1,000.00	1,017.35	7.64
C-Class	2.27%		1,000.00	1,013.61	11.40
Retailing Fund
Investor Class	1.38%		1,000.00	1,018.05	6.94
Advisor Class	1.88%		1,000.00	1,015.56	9.45
A-Class	1.62%		1,000.00	1,016.85	8.15
C-Class	2.38%		1,000.00	1,013.06	11.94
Technology Fund
Investor Class	1.37%		1,000.00	1,018.10	6.89
Advisor Class	1.87%		1,000.00	1,015.61	9.40
A-Class	1.62%		1,000.00	1,016.85	8.15
C-Class	2.37%		1,000.00	1,013.11	11.90
Telecommunications Fund
Investor Class	1.38%		1,000.00	1,018.05	6.94
Advisor Class	1.90%		1,000.00	1,015.46	9.55
A-Class	1.62%		1,000.00	1,016.85	8.15
C-Class	2.38%		1,000.00	1,013.06	11.94
Transportation Fund
Investor Class	1.36%		1,000.00	1,018.15	6.84
Advisor Class	1.88%		1,000.00	1,015.56	9.45
A-Class	1.62%		1,000.00	1,016.85	8.15
C-Class	2.37%		1,000.00	1,013.11	11.90
Utilities Fund
Investor Class	1.39%		1,000.00	1,018.00	6.99
Advisor Class	1.88%		1,000.00	1,015.56	9.45
A-Class	1.64%		1,000.00	1,016.75	8.25
C-Class	2.40%		1,000.00	1,012.96	12.04

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year.

†	Annualized
8	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	9

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited)

BANKING FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).
Inception: April 1, 1998
With millions of dollars in bailouts and new reserve capital requirements, in addition to strong negative public sentiment and expected continued loan losses, banks are struggling to rebuild after the crisis. The banking sector’s performance is back to its October ‘08 highs, after the recent slump in February, with a total of 181 bank failures since the beginning of 2009. Rydex Banking Fund Investor Class returned 63.48% compared to the S&P 500 Index, which returned 49.77% during the one year period ended March 31, 2010. All industries within the sector enjoyed positive performance for the time period, with the commercial bank industry—which comprised just over 68% of the portfolio, contributing 35.59% to the Fund. Barclays PLC—SP ADR, Bank of America Corp., and Wells Fargo & Co. were among the best performing stocks in the Fund for the year. The worst-performing holdings for the period included Susquehanna Bancshares, Inc., S&T Bancorp, Inc., and Banco Santander SA—SP ADR.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)

Bank of America Corp.	4.3%
Wells Fargo & Co.	4.2%
JPMorgan Chase & Co.	4.2%
U.S. Bancorp	4.1%
Bank of New York Mellon Corp.	3.8%
PNC Financial Services Group, Inc.	3.5%
BB&T Corp.	3.0%
SunTrust Banks, Inc.	2.3%
Fifth Third Bancorp	2.1%
Regions Financial Corp.	2.0%

Top Ten Total	33.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

10	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
   † Initial investment has been adjusted for the maximum sales charge of 4.75%.
†† Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(04/01/98)			(04/01/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
BANKING FUND	63.48%	-11.04%	-1.58%	62.66%	-11.51%	-2.17%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%
S&P 500 FINANCIALS INDEX	83.03%	-8.42%	-1.77%	83.03%	-8.42%	-1.77%

	A-Class						C-Class
	(09/01/04)						(03/30/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
BANKING FUND	63.04%	55.29%	-11.32%	-12.17%	-10.36%	-11.14%	60.86%	59.86%	-11.87%	-4.12%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	2.00%
S&P 500 FINANCIALS INDEX	83.03%	83.03%	-8.42%	-8.42%	-7.46%	-7.46%	83.03%	83.03%	-8.42%	-3.09%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Financials Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	11

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

BASIC MATERIALS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).
Inception: April 1, 1998
The basic materials sector recovered from February ‘09 lows following a strong uptrend in global raw materials prices. Manufacturing numbers and demand continued to improve on strong emerging market output, supporting metals and raw materials prices. For the one-year period ended March 31, 2010, Rydex Basic Materials Fund Investor Class returned 63.12% compared with 49.77% for the S&P 500 Index. Within the sector, both the Metals & Mining and the Chemicals industries turned in very strong performances, rising 32.68% and 22.97%, respectively. The top-performing holdings were Vale SA—SP ADR, Dow Chemical Co., and BHP Billiton Ltd.—SP ADR. The worst-performing holdings included Monsanto Co., Coeur d’Alene Mines Corp., and Harmony Gold Mining Company Ltd.—SP ADR.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 14, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings (% of Total Net Assets)

Monsanto Co.	2.4%
Freeport-McMoRan Copper & Gold, Inc.	2.3%
Barrick Gold Corp.	2.3%
Dow Chemical Co.	2.2%
E.I. du Pont de Nemours and Co.	2.2%
Vale SA — SP ADR	2.1%
The Mosaic Co.	2.1%
Southern Copper Corp.	2.0%
Goldcorp, Inc.	1.9%
Praxair, Inc.	1.9%

Top Ten Total	21.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
   † Initial investment has been adjusted for the maximum sales charge of 4.75%.
†† Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(04/01/98)			(04/14/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
BASIC MATERIALS FUND	63.12%	8.63%	7.05%	62.30%	8.08%	6.53%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%
S&P 500 MATERIALS INDEX	56.04%	4.48%	6.42%	56.04%	4.48%	6.42%

	A-Class						C-Class
	(09/01/04)						(05/03/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
BASIC MATERIALS FUND	62.72%	54.97%	8.37%	7.32%	10.31%	9.35%	61.51%	60.51%	7.55%	7.26%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	1.18%
S&P 500 MATERIALS INDEX	56.04%	56.04%	4.48%	4.48%	6.56%	6.56%	56.04%	56.04%	4.48%	7.12%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Materials Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	13

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

BIOTECHNOLOGY FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).
Inception: April 1, 1998
The biotech sector, which is usually more volatile than the general market, has been struggling to re-gain to pre-crisis levels. With exploding stem cell research and increased M&A activity, companies may be well positioned for growth going forward. For the one-year period ended March 31, 2010, Rydex Biotechnology Fund Investor Class returned 41.15% compared to the S&P 500 Index, which returned 49.77%. The best-performing stocks in the Fund were Human Genome Sciences, Inc., Dendreon Corp., and Celgene Corp. The worst-performing stocks in the Fund included Myriad Genetics, Inc. MannKind Corp., and Genzyme Corp.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)

Amgen, Inc.	11.8%
Gilead Sciences, Inc.	9.5%
Celgene Corp.	7.7%
Biogen Idec, Inc.	5.8%
Genzyme Corp.	5.3%
Vertex Pharmaceuticals, Inc.	4.4%
Human Genome Sciences, Inc.	3.6%
Dendreon Corp.	3.4%
Cephalon, Inc.	3.3%
OSI Pharmaceuticals, Inc.	2.8%

Top Ten Total	57.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

14	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
   † Initial investment has been adjusted for the maximum sales charge of 4.75%.
†† Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(04/01/98)			(04/01/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
BIOTECHNOLOGY FUND	41.15%	9.22%	-0.55%	40.45%	8.70%	-1.03%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%
S&P 500 HEALTH CARE INDEX	34.53%	3.38%	2.99%	34.53%	3.38%	2.99%

	A-Class						C-Class
	(09/01/04)						(03/30/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
BIOTECHNOLOGY FUND	40.81%	34.12%	8.94%	7.89%	6.92%	5.99%	39.68%	38.68%	8.16%	1.59%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	2.00%
S&P 500 HEALTH CARE INDEX	34.53%	34.53%	3.38%	3.38%	3.48%	3.48%	34.53%	34.53%	3.38%	1.58%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	15

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

CONSUMER PRODUCTS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).
Inception: July 6, 1998
As the U.S. economy faced deflationary pressures in 2008 and with inflation expected to stay under 2.0%, the consumer products sector has struggled and is still recovering off of February ‘09 lows. Rising raw materials prices are projected to continue to impact consumer durables. For the one-year period ended March 31, 2010, Rydex Consumer Products Fund Investor Class returned 43.75%, compared to a gain of 49.77% for the S&P 500 Index. Within the sector, the Food Products and Beverages industries were the biggest contributors to Fund returns, adding 15.62% and 11.75% to Fund performance, respectively. While all industries in this sector delivered positive performance, Food and Staples Retailing was among the weakest performing industries. Fund performance for the year got the biggest boost from Philip Morris International, Inc., Procter & Gamble Co., and Unilever NV. Casey’s General Stores, Inc., and Fresh Del Monte Produce, Inc. were among the Fund’s weakest performers during the year.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	July 6, 1998
Advisor Class	August 17, 1998
A-Class	September 1, 2004
C-Class	July 24, 2001

Ten Largest Holdings (% of Total Net Assets)

Procter & Gamble Co.	6.4%
Coca-Cola Co.	5.4%
PepsiCo, Inc.	4.9%
Philip Morris International, Inc.	4.7%
Kraft Foods, Inc.	3.2%
Altria Group, Inc.	3.1%
Colgate-Palmolive Co.	3.1%
Kimberly-Clark Corp.	2.4%
General Mills, Inc.	2.2%
Kellogg Co.	2.2%

Top Ten Total	37.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

16	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(07/06/98)			(08/17/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
CONSUMER PRODUCTS FUND	43.75%	5.09%	5.73%	42.99%	4.57%	5.24%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%
S&P 500 CONSUMER STAPLES INDEX	35.91%	6.74%	7.83%	35.91%	6.74%	7.83%

	A-Class						C-Class
	(09/01/04)						(07/24/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
CONSUMER PRODUCTS FUND	43.34%	36.51%	4.83%	3.81%	5.83%	4.91%	42.35%	41.35%	4.02%	6.03%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	1.92%
S&P 500 CONSUMER STAPLES INDEX	35.91%	35.91%	6.74%	6.74%	7.08%	7.08%	35.91%	35.91%	6.74%	6.45%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	17

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

ELECTRONICS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).
Inception: April 1, 1998
The global electronics industry has outperformed the market by 30% over the past year, supporting the strength of Asian economies and currencies. For the one-year period ended March 31, 2010, Rydex Electronics Fund Investor Class returned 59.74%, compared to a gain of 49.77% for the S&P 500 Index. The Semiconductors & Semiconductor Equipment stocks which comprise the Fund climbed 64.99%. For the year, Fund performance got the biggest boost from Intel Corp., Marvell Technology Group Ltd., and Texas Instruments, Inc. MEMC Electronic Materials, Inc., Sigma Designs, Inc., and Zoran Corp. were among the stocks which provided the least to Fund performance for the period.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 26, 2001

Ten Largest Holdings (% of Total Net Assets)

Intel Corp.	9.5%
Texas Instruments, Inc.	4.8%
Applied Materials, Inc.	3.8%
Broadcom Corp. — Class A	3.4%
Marvell Technology Group Ltd.	3.1%
NVIDIA Corp.	2.7%
Micron Technology, Inc.	2.6%
Analog Devices, Inc.	2.5%
Cree, Inc.	2.4%
Altera Corp.	2.3%

Top Ten Total	37.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

18	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
   † Initial investment has been adjusted for the maximum sales charge of 4.75%.
†† Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(04/01/98)			(04/02/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
ELECTRONICS FUND	59.74%	0.30%	-12.51%	58.85%	-0.20%	-12.94%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%
S&P 500 INFORMATION TECHNOLOGY INDEX	58.00%	5.19%	-7.98%	58.00%	5.19%	-7.98%

	A-Class						C-Class
	(09/01/04)						(03/26/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
ELECTRONICS FUND	59.31%	51.75%	0.03%	-0.94%	1.42%	0.54%	58.19%	57.19%	-0.66%	-7.16%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	2.08%
S&P 500 INFORMATION TECHNOLOGY INDEX	58.00%	58.00%	5.19%	5.19%	6.04%	6.04%	58.00%	58.00%	5.19%	0.49%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	19

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

ENERGY FUND
OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).
Inception: April 21, 1998
With oil inventories at their highest in history, crude oil has risen to over $84 from its low of just under $60 per barrel in April 2009. For the one-year period ended March 31, 2010, Rydex Energy Fund Investor Class returned 49.37%, compared to the 49.77% increase in the S&P 500 Index. Within the sector, Oil Gas & Consumable Fuels (35.78%) and Energy Equipment & Services (16.07%) were among the industries that provided the most significant positive contribution to Fund performance for the year. None of the industries within the sector produced negative results for the period. Petroleo Brasileiro SA, BP PLC—SP ADR, and Canadian Natural Resources Ltd. were among the most significant positive contributors to Fund performance for the year, while SandRidge Energy, Inc., Comstock Resources, Inc., and Suncor Energy, Inc. were among the weakest contributors.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 21, 1998
Advisor Class	May 5, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	6.1%
Chevron Corp.	4.3%
Schlumberger Ltd.	2.9%
ConocoPhillips	2.9%
Occidental Petroleum Corp.	2.9%
Petroleo Brasileiro SA	2.2%
Anadarko Petroleum Corp.	2.1%
Apache Corp.	2.0%
Devon Energy Corp.	1.9%
Transocean Ltd.	1.9%

Top Ten Total	29.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

20	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
   † Initial investment has been adjusted for the maximum sales charge of 4.75%.
†† Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(04/21/98)			(05/05/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
ENERGY FUND	49.37%	6.59%	8.19%	48.62%	6.04%	7.65%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%
S&P 500 ENERGY INDEX	29.56%	6.84%	9.30%	29.56%	6.84%	9.30%

	A-Class						C-Class
	(09/01/04)						(04/19/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
ENERGY FUND	49.01%	41.93%	6.30%	5.27%	10.78%	9.82%	47.87%	46.87%	5.52%	7.06%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	1.13%
S&P 500 ENERGY INDEX	29.56%	29.56%	6.84%	6.84%	11.48%	11.48%	29.56%	29.56%	6.84%	9.32%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Energy Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	21

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

ENERGY SERVICES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).
Inception: April 1, 1998
A focus on energy conservation and the prominence of renewable source development in the public debate over the last year reinvigorated the R&D interest of energy companies, with many new ventures and federal stimulus funding re-defining the industry. Energy services and utilities companies have been recovering after the lows in the beginning of 2009, propped up by strong energy commodity prices. For the one-year period ended March 31, 2010, Rydex Energy Services Fund Investor Class returned 70.84%, compared to the S&P 500 Index, which returned 49.77%. Energy Equipment & Services, which comprises 99.84% of the portfolio, contributed 74.09% to the Fund’s return for the period. Schlumberger Ltd., Tenaris SA—SP ADR, and Halliburton Co. were among the Fund’s best performing stocks for the year. The Fund’s worst-performing holdings included Global Industries Ltd., Hercules Offshore, Inc., and Superior Well Services, Inc.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)

Schlumberger Ltd.	9.5%
Transocean Ltd.	6.1%
Halliburton Co.	5.7%
National-Oilwell Varco, Inc.	4.5%
Baker Hughes, Inc.	4.2%
Diamond Offshore Drilling, Inc.	4.1%
Weatherford International Ltd.	3.7%
Noble Corp.	3.7%
Cameron International Corp.	3.7%
Smith International, Inc.	3.6%

Top Ten Total	48.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

22	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(04/01/98)			(04/02/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
ENERGY SERVICES FUND	70.84%	7.30%	4.37%	69.95%	6.75%	3.88%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%
S&P 500 ENERGY INDEX	29.56%	6.84%	9.30%	29.56%	6.84%	9.30%

	A-Class						C-Class
	(09/01/04)						(03/30/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
ENERGY SERVICES FUND	70.41%	62.34%	7.05%	6.01%	10.82%	9.86%	69.12%	68.12%	6.24%	4.11%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	2.00%
S&P 500 ENERGY INDEX	29.56%	29.56%	6.84%	6.84%	11.48%	11.48%	29.56%	29.56%	6.84%	9.68%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Energy Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	23

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

FINANCIAL SERVICES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).
Inception: April 2, 1998
The financial services sector achieved remarkable profits over the past year, with the Fed keeping rates low and the inflation targets within 1.7-2% range. The S&P/Case-Shiller Home Price Index, which measures the residential housing market by tracking changes in the value of the residential real estate market in 20 metropolitan regions across the United States, continued its up-trend over the past year, recovering from the housing market bottom. Although the Mortgage Bankers Association Mortgage Applications Survey Index, a measure of mortgage loan application volume, is within historical averages, it has not fully recovered after losing 64% in April-June 2009. For the one-year period ended March 31, 2010, Rydex Financial Services Fund Investor Class returned 71.12%, while the S&P 500 Index gained 49.77% over the same period. The biggest positive contributor to Fund performance was the Insurance segment, which comprised 26.94% of the portfolio and contributed 18.22% to the Fund’s return. This was followed by positive contributions to Fund performance of 14.85% and 13.78% from Commercial Banks and Capital Market industries, respectively. The worst performing industries for the period included Real Estate Management & Development (1.98%) and Thrifts & Mortgage Finance (0.47%). Bank of America Corp., Wells Fargo & Co., and Barclays PLC—SP ADR were among the stocks which contributed the most to Fund performance during the year. American International Group, Inc., Associated Banc-Corp., and Banco Santander SA—SP ADR were among the stocks that contributed the least to Fund performance for the period.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 2, 1998
Advisor Class	April 6, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)

Berkshire Hathaway, Inc. — Class B	3.5%
Bank of America Corp.	3.4%
JPMorgan Chase & Co.	3.3%
Wells Fargo & Co.	3.1%
Goldman Sachs Group, Inc.	2.3%
American Express Co.	1.7%
U.S. Bancorp	1.7%
Morgan Stanley	1.6%
MetLife, Inc.	1.5%
Bank of New York Mellon Corp.	1.5%

Top Ten Total	23.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

24	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
   † Initial investment has been adjusted for the maximum sales charge of 4.75%.
†† Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(04/02/98)			(04/06/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
FINANCIAL SERVICES FUND	71.12%	-6.54%	-1.30%	70.26%	-7.03%	-1.73%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%
S&P 500 FINANCIALS INDEX	83.03%	-8.42%	-1.77%	83.03%	-8.42%	-1.77%

	A-Class						C-Class
	(09/01/04)						(04/19/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
FINANCIAL SERVICES FUND	70.74%	62.65%	-6.76%	-7.67%	-5.39%	-6.21%	69.44%	68.44%	-7.45%	-3.43%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	1.13%
S&P 500 FINANCIALS INDEX	83.03%	83.03%	-8.42%	-8.42%	-7.46%	-7.46%	83.03%	83.03%	-8.42%	-3.65%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Financials Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	25

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

HEALTH CARE FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).
Inception: April 17, 1998
Healthcare indices, while slumping in February, regained positive momentum to continue the strong up-trend over the past year. Drug companies rallied on the $940 billion Healthcare Overhaul bill. For the one-year period ended March 31, 2010, Rydex Health Care Fund Investor Class returned 41.17%, compared with a 49.77% gain for the S&P 500 Index. The biggest positive contributors to Fund performance included the Pharmaceutical industry, which comprised 38.69% of the portfolio and contributed 16.63% to the Fund’s return. The Health Care Providers and Services industry contributed 11.23% to Fund returns, while Health Care Equipment & Supplies segment contributed 10.09% to Fund returns. All of the industries represented in the portfolio generated positive returns for the year. The year’s top performing holdings included Merck & Company, Inc., Novartis AG—SP ADR, and Sanofi-Aventis—SP ADR, while Myriad Genetics, Inc., Genzyme Corp., and Tenet Healthcare Corp. were among the Fund’s weakest performers for the period.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 17, 1998
Advisor Class	May 11, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)

Johnson & Johnson	4.1%
Pfizer, Inc.	3.6%
Merck & Company, Inc.	3.2%
Abbott Laboratories	2.7%
Amgen, Inc.	2.4%
Teva Pharmaceutical Industries Ltd. — SP ADR	2.4%
Alcon, Inc. — SP ADR	2.1%
Medtronic, Inc.	2.1%
Bristol-Myers Squibb Co.	2.1%
Eli Lilly & Co.	2.0%

Top Ten Total	26.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

26	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(04/17/98)			(05/11/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
HEALTH CARE FUND	41.17%	4.46%	4.43%	40.46%	3.94%	3.92%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%
S&P 500 HEALTH CARE INDEX	34.53%	3.38%	2.99%	34.53%	3.38%	2.99%

	A-Class						C-Class
	(09/01/04)						(03/30/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
HEALTH CARE FUND	40.88%	34.23%	4.22%	3.21%	4.71%	3.80%	39.81%	38.81%	3.39%	2.78%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	2.00%
S&P 500 HEALTH CARE INDEX	34.53%	34.53%	3.38%	3.38%	3.48%	3.48%	34.53%	34.53%	3.38%	1.58%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	27

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INTERNET FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).
Inception: April 6, 2000
Tight global technology and consumer spending budgets over the past year forced a more aggressive move towards online solutions and propelled the internet retailing industry to double over the past year. For the one-year period ended March 31, 2010, Rydex Internet Fund Investor Class returned 57.04%, compared to a gain of 49.77% for the S&P 500 Index. Within the sector, Internet Software and Services, Communications Equipment and Internet Catalog & Retail were the biggest positive contributors to Fund performance, contributing 22.39%, 15.76% and 11.40% to Fund performance, respectively. While all industries had positive performance for the period, weaker industries were Computer Peripherals and Semiconductors & Semiconductor Equipment. Google, Inc.—Class A, Cisco Systems, Inc., and Baidu, Inc.—SP ADR were among the stocks which added the most to Fund performance for the year, while Palm, Inc., NutriSystem, Inc., and Monster Worldwide, Inc. were among the stocks which added the least to Fund performance for the year.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 6, 2000
Advisor Class	April 6, 2000
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)

Google, Inc. — Class A	9.6%
Cisco Systems, Inc.	8.4%
Qualcomm, Inc.	5.9%
Amazon.com, Inc.	5.5%
Research In Motion Ltd.	4.5%
Time Warner, Inc.	4.2%
eBay, Inc.	4.0%
Yahoo!, Inc.	3.4%
Baidu, Inc. — SP ADR	3.3%
Juniper Networks, Inc.	2.8%

Top Ten Total	51.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

28	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
   † Initial investment has been adjusted for the maximum sales charge of 4.75%.
†† Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(04/06/00)			(04/06/00)
	ONE	FIVE	SINCE	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION	YEAR	YEAR	INCEPTION

INTERNET FUND	57.04%	5.77%	-14.32%	56.28%	5.25%	-14.77%
S&P 500 INDEX	49.77%	1.92%	-0.68%	49.77%	1.92%	-0.68%
S&P 500 INFORMATION TECHNOLOGY INDEX	58.00%	5.19%	-7.98%	58.00%	5.19%	-7.98%

	A-Class						C-Class
	(09/01/04)						(04/19/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
INTERNET FUND	56.60%	49.14%	5.51%	4.48%	5.41%	4.49%	55.42%	54.42%	4.74%	-3.41%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	1.13%
S&P 500 INFORMATION TECHNOLOGY INDEX	58.00%	58.00%	5.19%	5.19%	6.04%	6.04%	58.00%	58.00%	5.19%	-1.08%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	29

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

LEISURE FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).
Inception: April 1, 1998
Travel and leisure companies have been reporting stronger performance globally as consumer demand picks up with the recovery. Hotels showed strong performance as business travel spending increased. For the one-year period ended March 31, 2010, Rydex Leisure Fund Investor Class returned 78.44%, compared to a gain of 49.77% for the S&P 500 Index. Within the sector, the Hotels, Restaurants & Leisure segment, which comprised 52.58% of the portfolio, contributed 49.62% of the Fund’s return for the year, while media holdings contributed 28.25%. Automobiles, which comprised less than 1.0% of the portfolio, was the weakest segment, and reduced Fund performance by 0.03% for the year. Among the stocks that contributed the most to the Fund’s annual performance were Las Vegas Sands Corp., Walt Disney Co., and News Corp. Burger King Holdings, Inc., Papa John’s, and Buffalo Wild Wings, Inc. were among the Fund’s weakest holdings for the period.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	June 3, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings (% of Total Net Assets)

McDonald’s Corp.	4.2%
Walt Disney Co.	4.2%
Comcast Corp. — Class A	3.7%
News Corp.	3.2%
Time Warner, Inc.	3.0%
Carnival Corp.	2.9%
DIRECTV — Class A	2.8%
Viacom, Inc. — Class B	2.4%
Time Warner Cable, Inc.	2.3%
Yum! Brands, Inc.	2.1%

Top Ten Total	30.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

30	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
   † Initial investment has been adjusted for the maximum sales charge of 4.75%.
†† Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(04/01/98)			(06/03/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
LEISURE FUND	78.44%	-2.06%	-1.90%	77.63%	-2.53%	-2.37%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%
S&P 500 CONSUMER DISCRETIONARY INDEX	69.87%	1.20%	0.14%	69.87%	1.20%	0.14%

	A-Class						C-Class
	(09/01/04)						(05/03/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
LEISURE FUND	78.12%	69.68%	-2.29%	-3.24%	1.09%	0.21%	76.65%	75.65%	-3.04%	-1.57%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	1.18%
S&P 500 CONSUMER DISCRETIONARY INDEX	69.87%	69.87%	1.20%	1.20%	2.81%	2.81%	69.87%	69.87%	1.20%	1.21%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	31

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

PRECIOUS METALS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services (“Precious Metals Companies”).
Inception: December 1, 1993
Gold continued its gain in global markets on world currencies’ uncertainty. Although not at its December peak of 1215.70, compared to a low of 712.30 in November 2008 (70% gain), gold is projected to hold the 1100 mark, as a global safety asset. Gold prices soared last year on the IMF’s sale of 202 tons in November 2009, as part of the broader plan to sell 403.3 tons of reserves. Rydex Precious Metals Fund Investor Class returned 33.44%, compared to the 49.77% increase in the S&P 500 Index for the one-year period ended March 31, 2010. The Metals & Mining holdings that comprise the Fund advanced 35.23% for the year. Freeport-McMoRan Copper & Gold, Inc., Hecla Mining Co., and Barrick Gold Corp. were among the stocks which added the most to Fund performance during the year. Harmony Gold Mining Company Ltd.—SP ADR, Southern Copper Corp., and Royal Gold, Inc. were among the stocks which contributed the least to Fund performance.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	December 1, 1993
Advisor Class	August 1, 2003
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings (% of Total Net Assets)

Freeport-McMoRan Copper & Gold, Inc.	14.3%
Newmont Mining Corp.	8.8%
Barrick Gold Corp.	7.9%
Goldcorp, Inc.	6.4%
Agnico-Eagle Mines Ltd.	4.9%
Southern Copper Corp.	4.8%
AngloGold Ashanti Ltd. — SP ADR	4.0%
Yamana Gold, Inc.	3.9%
Kinross Gold Corp.	3.7%
Randgold Resources Ltd. — SP ADR	3.5%

Top Ten Total	62.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

32	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
   † Initial investment has been adjusted for the maximum sales charge of 4.75%.
†† Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(12/01/93)			(08/01/03)
	ONE	FIVE	TEN	ONE	FIVE	SINCE
	YEAR	YEAR	YEAR	YEAR	YEAR	INCEPTION
PRECIOUS METALS FUND	33.44%	11.66%	12.73%	32.81%	11.12%	10.04%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	4.76%
S&P 500 MATERIALS INDEX	56.04%	4.48%	6.42%	56.04%	4.48%	8.85%

	A-Class						C-Class
	(09/01/04)						(04/27/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
PRECIOUS METALS FUND	33.14%	26.80%	11.41%	10.32%	9.16%	8.21%	32.14%	31.14%	10.53%	12.22%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	1.14%
S&P 500 MATERIALS INDEX	56.04%	56.04%	4.48%	4.48%	6.56%	6.56%	56.04%	56.04%	4.48%	7.04%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Materials Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	33

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

RETAILING FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).
Inception: April 1, 1998
The shift in the inventory cycle and the rise in manufacturing payrolls all support the recent gains as retailers bounced back from last year’s sales declines. Leading retail companies reclaimed Sept ‘08 levels and continued the rally in first quarter of 2010. For the one-year period ended March 31, 2010, Rydex Retailing Fund Investor Class returned 48.60%, compared to a gain of 49.77% for the S&P 500 Index. Within the sector, Specialty Retail, which comprised approximately half of the portfolio, contributed 27.43% to the Fund’s returns for the year. Multiline Retail and Internet contributed 12.07% to Fund returns, respectively. Fund performance for the year benefited most from Amazon.com, Inc., Priceline.com, Inc., and Target Corp. GameStop Corp., NutriSystem, Inc., and Penske Auto Group, Inc. were among the Fund’s weakest performing stocks for the period.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 21, 1998
A-Class	September 1, 2004
C-Class	May 9, 2001

Ten Largest Holdings (% of Total Net Assets)

Wal-Mart Stores, Inc.	7.2%
Amazon.com, Inc.	4.0%
Home Depot, Inc.	3.8%
CVS Caremark Corp.	3.7%
Target Corp.	3.2%
Walgreen Co.	3.1%
Lowe’s Companies, Inc.	3.0%
Costco Wholesale Corp.	2.5%
Best Buy Company, Inc.	2.2%
TJX Companies, Inc.	2.1%

Top Ten Total	34.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

34	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(04/01/98)			(04/21/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
RETAILING FUND	48.60%	0.72%	-0.36%	48.05%	0.25%	-0.82%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%
S&P 500 CONSUMER DISCRETIONARY INDEX	69.87%	1.20%	0.14%	69.87%	1.20%	0.14%

	A-Class						C-Class
	(09/01/04)						(05/09/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
RETAILING FUND	48.31%	41.33%	0.49%	-0.48%	2.98%	2.09%	47.10%	46.10%	-0.26%	0.98%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	1.11%
S&P 500 CONSUMER DISCRETIONARY INDEX	69.87%	69.87%	1.20%	1.20%	2.81%	2.81%	69.87%	69.87%	1.20%	1.28%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	35

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

TECHNOLOGY FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).
Inception: April 14, 1998
The U.S. technology sector has recovered to its pre-crisis levels, gaining 90% since last March’s lows when global corporate technology spending dried up. For the one-year period ended March 31, 2010, Rydex Technology Fund Investor Class returned 56.23%, compared to a gain of 49.77% for the S&P 500 Index. Within the sector, Computers & Peripherals, Software and Semiconductors & Semiconductor Equipment were the biggest positive contributors to Fund performance, contributing 11.42%, 11.15% and 10.31%, respectively. While most industries had positive performance, the weaker industries were Office Electronics (0.69%) and Life Science Tools & Services (0.30%). Fund performance for the year got the biggest boost from Apple, Inc., Microsoft Corp., and Google, Inc.—Class A, while Brocade Communications Systems, Inc., MEMC Electronic Materials, Inc., and SAIC, Inc. were among the weakest performing stocks for the period.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 14, 1998
Advisor Class	April 29, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings (% of Total Net Assets)

Microsoft Corp.	4.0%
Apple, Inc.	3.8%
Google, Inc. — Class A	3.4%
International Business Machines Corp.	3.3%
Cisco Systems, Inc.	3.0%
Oracle Corp.	2.9%
Hewlett-Packard Co.	2.8%
Intel Corp.	2.7%
Qualcomm, Inc.	2.1%
Visa, Inc.	2.1%

Top Ten Total	30.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

36	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(04/14/98)			(04/29/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
TECHNOLOGY FUND	56.23%	3.11%	-9.18%	55.60%	2.59%	-9.56%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%
S&P 500 INFORMATION TECHNOLOGY INDEX	58.00%	5.19%	-7.98%	58.00%	5.19%	-7.98%

	A-Class						C-Class
	(09/01/04)						(04/18/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
TECHNOLOGY FUND	55.90%	48.45%	2.75%	1.76%	3.88%	2.98%	54.76%	53.76%	2.07%	-3.20%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	1.27%
S&P 500 INFORMATION TECHNOLOGY INDEX	58.00%	58.00%	5.19%	5.19%	6.04%	6.04%	58.00%	58.00%	5.19%	-0.31%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	37

1

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

TELECOMMUNICATIONS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).
Inception: April 1, 1998
Although recovered from a February low, global telecommunications companies are projected to have a slower start in 2010 and may even show earnings declines as global consumer spending recovers. For the one-year period ended March 31, 2010, Rydex Telecommunications Fund Investor Class returned 36.88%, compared to a gain of 49.77% for the S&P 500 Index. Within the sector, the Communications Equipment segment, which comprised nearly half of the portfolio, contributed 22.29% to the Fund’s performance for the year, while Wireless Telecommunication Services stocks, which comprised 23.55% of the portfolio, contributed 10.95% to Fund performance. All of the industry segments produced positive returns for the year. Cisco Systems, Inc., America Movil SAB de CV—SP ADR, and Research In Motion Ltd. were among the strongest Fund performers for the year. MetroPCS Communications, Inc., Palm, Inc., and Leap Wireless International, Inc.—Class B were among the stocks which added least to Fund performance during the year.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings (% of Total Net Assets)

AT&T, Inc.	7.8%
Cisco Systems, Inc.	7.8%
Vodafone Group PLC — SP ADR	7.3%
Verizon Communications, Inc.	6.1%
Qualcomm, Inc.	5.4%
Research In Motion Ltd.	4.2%
American Tower Corp. — Class A	2.6%
Juniper Networks, Inc.	2.6%
Motorola, Inc.	2.5%
Crown Castle International Corp.	2.2%

Top Ten Total	48.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

38	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

2

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(04/01/98)			(04/01/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
TELECOMMUNICATIONS FUND	36.88%	0.98%	-13.02%	36.35%	0.52%	-13.39%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%
S&P 500 TELECOMMUNICATION SERVICES INDEX	12.22%	2.62%	-7.01%	12.22%	2.62%	-7.01%

	A-Class						C-Class
	(09/01/04)						(04/18/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
TELECOMMUNICATIONS FUND	36.57%	30.08%	0.68%	-0.29%	1.07%	0.18%	35.59%	34.59%	-0.03%	-7.12%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	1.27%
S&P 500
TELECOMMUNICATION SERVICES INDEX	12.22%	12.22%	2.62%	2.62%	2.46%	2.46%	12.22%	12.22%	2.62%	-3.07%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	39

3

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

TRANSPORTATION FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).
Inception: April 2, 1998
Transportation companies, including airlines, took heavy losses during the crisis but have restructured to cut spending and are poised to reap the benefits of lower operating costs as global demand recovers. Although initially helped by drops in fuel prices in the beginning of 2009, recovery has had a few false starts as global crude oil prices picked up. For the one-year period ended March 31, 2010, Rydex Transportation Fund Investor Class returned 66.51%, compared to a gain of 49.77% for the S&P 500 Index. Within the sector, the Road & Rail segment, which accounted for 52.47% of the portfolio, contributed 40.57% to the Fund’s return for the year, while the Air Freight & Logistics segment, which accounted for 23.85% of the portfolio, contributed 12.79% to the Fund’s return. All industries within the sector were positive for the period. FedEx Corp., Union Pacific Corp., and CSX Corp. were among the biggest contributors to Fund performance for the year, while DryShips, Inc., Ryanair Holdings PLC—SP ADR, and Eagle Bulk Shipping, Inc. were among the stocks which provided the least performance to the Fund during the year.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 2, 1998
Advisor Class	June 9, 1998
A-Class	September 1, 2004
C-Class	May 14, 2001

Ten Largest Holdings (% of Total Net Assets)

United Parcel Service, Inc. —
Class B	9.5%
Union Pacific Corp.	7.3%
FedEx Corp.	6.3%
Norfolk Southern Corp.	5.4%
CSX Corp.	5.3%
Delta Air Lines, Inc.	4.3%
Southwest Airlines Co.	3.8%
C.H. Robinson Worldwide, Inc.	3.5%
Expeditors International of
Washington, Inc.	3.3%
J.B. Hunt Transport Services, Inc.	2.5%

Top Ten Total	51.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

40	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

4

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(04/02/98)			(06/09/98)
	ONE	FIVE	TEN	ONE	FIVE	TEN
	YEAR	YEAR	YEAR	YEAR	YEAR	YEAR
TRANSPORTATION FUND	66.51%	1.32%	2.49%	65.70%	0.82%	1.85%
S&P 500 INDEX	49.77%	1.92%	-0.65%	49.77%	1.92%	-0.65%
S&P 500 INDUSTRIALS INDEX	72.80%	1.63%	2.15%	72.80%	1.63%	2.15%

	A-Class						C-Class
	(09/01/04)						(05/14/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
TRANSPORTATION FUND	66.22%	58.28%	1.09%	0.11%	3.36%	2.47%	64.35%	63.35%	0.29%	1.07%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	1.17%
S&P 500 INDUSTRIALS INDEX	72.80%	72.80%	1.63%	1.63%	3.27%	3.27%	72.80%	72.80%	1.63%	1.39%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	41

5

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

UTILITIES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).
Inception: April 3, 2000
The utilities sector was heavily driven by seasonal effects, exacerbated by the severe weather observed globally. The December and January peaks were followed by February lows and current upward-trending as we approach the energy-hungry summer season. For the one-year period ended March 31, 2010, Rydex Utilities Fund Investor Class returned 26.58%, compared to a gain of 49.77% for the S&P 500 Index. Within the sector, Multi-Utilities, which comprised 33.22% of the Fund, contributed 10.09% to the Fund’s return, while the Electric Utilities segment added 8.77% to Fund performance. No industries within this sector suffered from negative performance during this time period. Dominion Resources, Inc. and ONEOK, Inc. were among the Fund’s best performing stocks over the one-year period, while Aqua America, Inc. and RRI Energy, Inc, were among the weakest performers.

Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

Investor Class	April 3, 2000
Advisor Class	April 3, 2000
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings (% of Total Net Assets)

Exelon Corp.	3.4%
Southern Co.	3.2%
Dominion Resources, Inc.	3.1%
Duke Energy Corp.	2.9%
FPL Group, Inc.	2.8%
American Electric Power
Company, Inc.	2.5%
PG&E Corp.	2.5%
Entergy Corp.	2.5%
Public Service Enterprise
Group, Inc.	2.4%
Consolidated Edison, Inc.	2.2%

Top Ten Total	27.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

42	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

6

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (concluded)

Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	Investor Class			Advisor Class
	(04/03/00)			(04/03/00)
	ONE	FIVE	SINCE	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION	YEAR	YEAR	INCEPTION
UTILITIES FUND	26.58%	3.18%	0.72%	25.89%	2.67%	0.21%
S&P 500 INDEX	49.77%	1.92%	-0.70%	49.77%	1.92%	-0.70%
S&P 500 UTILITIES INDEX	21.01%	4.18%	3.74%	21.01%	4.18%	3.74%

	A-Class						C-Class
	(09/01/04)						(04/27/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
UTILITIES FUND	26.24%	20.22%	2.94%	1.94%	4.88%	3.97%	25.24%	24.24%	2.14%	-2.88%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	3.10%	3.10%	49.77%	49.77%	1.92%	1.14%
S&P 500 UTILITIES INDEX	21.01%	21.01%	4.18%	4.18%	7.03%	7.03%	21.01%	21.01%	4.18%	0.08%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on Investor Class shares and A-Class shares only; performance for Advisor Class shares and C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	43

7

SCHEDULE OF INVESTMENTS
March 31, 2010
     BANKING FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.3%(a)

Bank of America Corp.	95,788	$1,709,817
Wells Fargo & Co.	54,008	1,680,729
JPMorgan Chase & Co.	37,493	1,677,812
U.S. Bancorp	62,950	1,629,146
Bank of New York Mellon Corp.	49,109	1,516,486
PNC Financial Services Group, Inc.	23,398	1,396,861
BB&T Corp.	36,396	1,178,866
SunTrust Banks, Inc.	34,081	913,030
Fifth Third Bancorp	61,216	831,925
Regions Financial Corp.	100,432	788,391
M&T Bank Corp.	9,286	737,123
Hudson City Bancorp, Inc.	48,121	681,393
KeyCorp	87,593	678,846
New York Community Bancorp, Inc.	40,279	666,215
Comerica, Inc.	16,877	642,001
People’s United Financial, Inc.	39,260	614,026
Itau Unibanco Holding SA — SP ADR	23,890	525,341
Marshall & Ilsley Corp.	64,564	519,740
Huntington Bancshares, Inc.	91,500	491,355
Banco Bradesco SA — SP ADR	26,461	487,676
Cullen/Frost Bankers, Inc.	8,107	452,371
First Horizon National Corp.*	30,926	434,503
ICICI Bank Ltd. — SP ADR	10,150	433,405
Zions Bancorporation	19,837	432,843
City National Corp.	7,646	412,655
HDFC Bank Ltd. — SP ADR	2,950	411,200
HSBC Holdings PLC — SP ADR	8,043	407,700
First Niagara Financial Group, Inc.	28,666	407,631
UBS AG — SP ADR*	24,356	396,516
Deutsche Bank AG — SP ADR	5,133	394,574
Associated Banc-Corp.	28,015	386,607
Banco Santander Brasil SA	31,060	386,076
Toronto-Dominion Bank	5,175	385,951
Commerce Bancshares, Inc.	9,283	381,903
Washington Federal, Inc.	18,723	380,451
Barclays PLC — SP ADR	17,256	375,318
Valley National Bancorp	24,396	374,967
Royal Bank of Canada	6,389	372,798
TCF Financial Corp.	23,340	372,040
KB Financial Group, Inc. — SP ADR*	7,750	371,690

		MARKET
	SHARES	VALUE

Credit Suisse Group AG — SP ADR	7,180	$368,908
Bank of Montreal	5,950	361,165
Bank of Hawaii Corp.	7,993	359,285
Banco Santander SA — SP ADR	26,955	357,693
Prosperity Bancshares, Inc.	8,682	355,962
FirstMerit Corp.	16,310	351,807
SVB Financial Group*	7,369	343,838
East-West Bancorp, Inc.	19,647	342,251
MGIC Investment Corp.*	30,531	334,925
BancorpSouth, Inc.	15,974	334,815
CapitalSource, Inc.	59,240	331,152
Radian Group, Inc.	20,990	328,284
Fulton Financial Corp.	31,900	325,061
Westamerica Bancorporation	5,551	320,015
Iberiabank Corp.	5,150	309,051
Trustmark Corp.	12,514	305,717
Signature Bank*	8,210	304,180
Astoria Financial Corp.	20,509	297,380
NewAlliance Bancshares, Inc.	22,872	288,645
Whitney Holding Corp.	20,870	287,797
Webster Financial Corp.	16,413	287,063
Northwest Bancshares, Inc.	24,400	286,456
Susquehanna Bancshares, Inc.	28,850	283,018
Umpqua Holding Corp.	21,292	282,332
Wilmington Trust Corp.	16,330	270,588
United Bankshares, Inc.	9,900	259,578
CVB Financial Corp.	25,744	255,638
Wintrust Financial Corp.	6,820	253,772
Old National Bancorp	21,120	252,384
First Midwest Bancorp, Inc.	18,370	248,913
First Financial Bancorp	13,970	248,526
Cathay General Bancorp	21,100	245,815
PrivateBancorp, Inc.	17,073	233,900
National Penn Bancshares, Inc.	33,844	233,524
Glacier Bancorp, Inc.	15,290	232,867
MB Financial, Inc.	10,060	226,652
UMB Financial Corp.	5,560	225,736
PacWest Bancorp	9,720	221,810
Ocwen Financial Corp.*	19,820	219,804
Hancock Holding Co.	5,230	218,666
International Bancshares Corp.	9,220	211,968
Texas Capital Bancshares, Inc.*	10,940	207,751

Total Common Stocks (Cost $34,702,369)		39,352,670

44	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     BANKING FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT 0.6%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$231,969	$231,969

Total Repurchase Agreement (Cost $231,969)		231,969

Total Investments 99.9% (Cost $34,934,338)		$39,584,639

Other Assets in Excess of Liabilities – 0.1%		$34,626

Net Assets – 100.0%		$39,619,265

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	45

SCHEDULE OF INVESTMENTS
March 31, 2010
     BASIC MATERIALS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%(a)

Monsanto Co.	23,397	$1,671,014
Freeport-McMoRan Copper & Gold, Inc.	19,651	1,641,645
Barrick Gold Corp.	41,746	1,600,542
Dow Chemical Co.	52,240	1,544,737
E.I. du Pont de Nemours and Co.	40,847	1,521,142
Vale SA — SP ADR	45,519	1,465,257
The Mosaic Co.	23,947	1,455,259
Southern Copper Corp.	43,798	1,387,083
Goldcorp, Inc.	36,880	1,372,674
Praxair, Inc.	16,053	1,332,399
Newmont Mining Corp.	25,874	1,317,763
Potash Corporation of Saskatchewan	10,218	1,219,518
BHP Billiton Ltd. — SP ADR	13,961	1,121,347
Teck Cominco Ltd. — Class B*	25,270	1,100,761
Mechel — SP ADR	37,400	1,062,908
Rio Tinto PLC — SP ADR	4,474	1,059,130
Cia Siderurgica Nacional SA — SP ADR	26,440	1,055,749
Air Products & Chemicals, Inc.	14,200	1,050,090
ArcelorMittal	23,763	1,043,433
Gerdau SA — SP ADR	63,980	1,042,874
Nucor Corp.	22,533	1,022,548
Agrium, Inc.	14,193	1,002,452
Alcoa, Inc.	69,902	995,404
AngloGold Ashanti Ltd. — SP ADR	25,374	962,943
Cemex SA de CV — SP ADR*	91,527	934,491
POSCO — SP ADR	7,900	924,379
Kinross Gold Corp.	52,285	893,551
PPG Industries, Inc.	13,434	878,584
Ecolab, Inc.	19,871	873,330
Cliffs Natural Resources, Inc.	12,250	869,137
IAMGOLD Corp.	65,449	865,236
United States Steel Corp.	13,233	840,560
International Paper Co.	33,699	829,332
Weyerhaeuser Co.	18,099	819,342
Gold Fields Ltd. — SP ADR	62,540	789,255
Agnico-Eagle Mines Ltd.	13,686	761,900
Cia de Minas Buenaventura SA — SP ADR	24,385	755,203
Ivanhoe Mines Ltd.*	43,160	751,416
Randgold Resources Ltd. — SP ADR	9,367	719,667
Yamana Gold, Inc.	71,241	701,724
Lubrizol Corp.	7,314	670,840
Owens-Illinois, Inc.*	18,838	669,502
Sigma-Aldrich Corp.	12,447	667,906
Allegheny Technologies, Inc.	11,658	629,415
Walter Industries, Inc.	6,780	625,591
Vulcan Materials Co.	13,205	623,804
Airgas, Inc.	9,620	612,024
Silver Wheaton Corp.*	38,995	611,832

		MARKET
	SHARES	VALUE

Ball Corp.	11,145	$594,920
Eastman Chemical Co.	9,027	574,839
Terra Industries, Inc.	12,518	572,824
CF Industries Holdings, Inc.	6,241	569,054
Celanese Corp.	17,862	568,905
FMC Corp.	9,257	560,419
Crown Holdings, Inc.*	20,657	556,913
MeadWestvaco Corp.	21,688	554,128
Ashland, Inc.	10,219	539,257
International Flavors & Fragrances, Inc.	11,096	528,946
Harmony Gold Mining Company Ltd. — SP ADR	55,191	523,211
Steel Dynamics, Inc.	29,947	523,174
Reliance Steel & Aluminum Co.	10,571	520,410
Albemarle Corp.	12,154	518,125
Martin Marietta Materials, Inc.	5,969	498,710
Titanium Metals Corp.*	29,970	497,202
Pactiv Corp.*	19,543	492,093
Nalco Holding Co.	19,958	485,578
Scotts Miracle-Gro Co. — Class A	10,414	482,689
Sealed Air Corp.	22,510	474,511
Bemis Co.	16,195	465,120
Valspar Corp.	15,542	458,178
Sonoco Products Co.	14,859	457,509
RPM International, Inc.	20,828	444,469
Greif, Inc. — Class A	7,942	436,175
AK Steel Holding Corp.	19,063	435,780
Compass Minerals International, Inc.	5,409	433,964
Huntsman Corp.	35,800	431,390
AptarGroup, Inc.	10,950	430,882
Domtar Corp.*	6,600	425,106
Cytec Industries, Inc.	8,959	418,744
Silgan Holdings, Inc.	6,830	411,371
Packaging Corporation of America	16,651	409,781
Pan American Silver Corp.	17,684	409,385
Intrepid Potash, Inc.*	13,357	405,118
Solutia, Inc.*	23,500	378,585
Rockwood Holdings, Inc.*	14,130	376,141
Cabot Corp.	12,296	373,798
W.R. Grace & Co.*	13,367	371,068
Temple-Inland, Inc.	17,971	367,147
Thompson Creek Metals Company, Inc.*	27,000	365,310
Royal Gold, Inc.	7,773	359,190
Rock-Tenn Co. — Class A	7,474	340,590
NewMarket Corp.	3,300	339,867
Commercial Metals Co.	22,459	338,233
Olin Corp.	17,009	333,717
Hecla Mining Co.*	54,300	297,021
Coeur d’Alene Mines Corp.*	19,500	292,110
Century Aluminum Co.*	20,927	287,955

Total Common Stocks (Cost $44,349,137)		70,296,305

46	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     BASIC MATERIALS FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT 0.5%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$368,858	$368,858

Total Repurchase Agreement (Cost $368,858)		368,858

Total Investments 100.0% (Cost $44,717,995)		$70,665,163

Other Assets in Excess of Liabilities – 0.0%		$757

Net Assets – 100.0%		$70,665,920

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	47

SCHEDULE OF INVESTMENTS
March 31, 2010
     BIOTECHNOLOGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%(a)

Amgen, Inc.*	325,478	$19,450,565
Gilead Sciences, Inc.*	343,564	15,625,291
Celgene Corp.*	203,506	12,609,232
Biogen Idec, Inc.*	166,953	9,576,424
Genzyme Corp.*	169,193	8,769,273
Vertex Pharmaceuticals, Inc.*	175,202	7,160,506
Human Genome Sciences, Inc.*	194,803	5,883,051
Dendreon Corp.*	152,864	5,574,950
Cephalon, Inc.*	80,691	5,469,236
OSI Pharmaceuticals, Inc.*	77,808	4,633,466
Alexion Pharmaceuticals, Inc.*	82,750	4,499,117
United Therapeutics Corp.*	78,426	4,339,311
Amylin Pharmaceuticals, Inc.*	186,822	4,201,627
InterMune, Inc.*	89,500	3,989,015
BioMarin Pharmaceuticals, Inc.*	167,496	3,914,382
Myriad Genetics, Inc.*	151,623	3,646,533
Incyte Corp.*	238,000	3,322,480
Onyx Pharmaceuticals, Inc.*	106,977	3,239,264
Acorda Therapeutics, Inc.*	82,707	2,828,579
Isis Pharmaceuticals, Inc.*	253,672	2,770,098
Regeneron Pharmaceuticals, Inc.*	99,407	2,633,291
MannKind Corp.*	359,800	2,360,288
Alkermes, Inc.*	173,436	2,249,465
Savient Pharmaceuticals, Inc.*	153,915	2,224,072
PDL BioPharma, Inc.	341,420	2,120,218
AMAG Pharmaceuticals, Inc.*	59,400	2,073,654
Allos Therapeutics, Inc.*	251,520	1,868,794
Cubist Pharmaceuticals, Inc.*	79,819	1,799,120
Martek Biosciences Corp.*	66,300	1,492,413
Medivation, Inc.*	138,000	1,447,620
Geron Corp.*	238,913	1,357,026
Talecris Biotherapeutics Holdings Corp.*	65,800	1,310,736
Momenta Pharmaceuticals, Inc.*	79,900	1,196,103
Cepheid, Inc.*	67,800	1,185,144
BioCryst Pharmaceuticals, Inc.*	164,886	1,083,301
Vanda Pharmaceuticals, Inc.*	93,400	1,077,836
Enzon Pharmaceuticals, Inc.*	101,000	1,028,180
Seattle Genetics, Inc.*	83,400	995,796
Exelixis, Inc.*	146,800	891,076
Celera Corp.*	116,200	825,020
Rigel Pharmaceuticals, Inc.*	103,300	823,301

Total Common Stocks (Cost $125,031,818)		163,544,854

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT 0.6%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$895,418	$895,418

Total Repurchase Agreement (Cost $895,418)		895,418

Total Investments 100.1% (Cost $125,927,236)		$164,440,272

Liabilities in Excess of Other Assets – (0.1)%		$(91,069)

Net Assets – 100.0%		$164,349,203

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.
48	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
March 31, 2010
     CONSUMER PRODUCTS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.7%(a)

Procter & Gamble Co.	216,431	$13,693,589
Coca-Cola Co.	209,443	11,519,365
PepsiCo, Inc.	158,062	10,457,382
Philip Morris International, Inc.	191,053	9,965,324
Kraft Foods, Inc.	225,142	6,808,294
Altria Group, Inc.	323,850	6,645,402
Colgate-Palmolive Co.	77,263	6,587,443
Kimberly-Clark Corp.	82,937	5,215,079
General Mills, Inc.	67,681	4,791,138
Kellogg Co.	86,410	4,616,886
Archer-Daniels-Midland Co.	150,677	4,354,565
Sysco Corp.	144,960	4,276,320
Reynolds American, Inc.	74,294	4,010,390
Avon Products, Inc.	114,729	3,885,871
Coca-Cola Enterprises, Inc.	136,529	3,776,392
Kroger Co.	173,636	3,760,956
H.J. Heinz Co.	82,020	3,740,932
Estee Lauder Companies, Inc. — Class A	56,193	3,645,240
Campbell Soup Co.	99,437	3,515,098
Lorillard, Inc.	45,414	3,416,949
Mead Johnson Nutrition Co. — Class A	64,063	3,333,198
ConAgra Foods, Inc.	131,726	3,302,371
Safeway, Inc.	128,185	3,186,679
Sara Lee Corp.	226,135	3,150,061
Hershey Co.	72,039	3,083,990
Brown-Forman Corp. — Class B	51,096	3,037,657
Clorox Co.	46,719	2,996,557
Bunge Ltd.	48,599	2,995,156
Dr Pepper Snapple Group, Inc.	83,070	2,921,572
Tyson Foods, Inc. — Class A	148,925	2,851,914
Molson Coors Brewing Co. — Class B	66,481	2,796,191
J.M. Smucker Co.	44,976	2,710,254
Whole Foods Market, Inc.*	70,013	2,530,970
Hormel Foods Corp.	57,588	2,419,272
Fomento Economico Mexicano SA de CV	50,300	2,390,759
McCormick & Company, Inc.	58,959	2,261,667
Church & Dwight Company, Inc.	32,935	2,204,998
Cia de Bebidas das Americas — SP ADR	23,300	2,135,678
Unilever NV	70,348	2,121,696
Energizer Holdings, Inc.*	32,979	2,069,762
Green Mountain Coffee Roasters, Inc.*	21,032	2,036,318

		MARKET
	SHARES	VALUE

Hansen Natural Corp.*	46,343	$2,010,359
Ralcorp Holdings, Inc.*	29,134	1,974,703
Smithfield Foods, Inc.*	94,842	1,967,023
Diageo PLC — SP ADR	29,111	1,963,537
Constellation Brands, Inc. — Class A*	118,588	1,949,587
Unilever PLC — SP ADR	64,900	1,900,272
SUPERVALU, Inc.	113,072	1,886,041
NBTY, Inc.*	37,100	1,780,058
Herbalife Ltd.	37,346	1,722,398
Del Monte Foods Co.	117,846	1,720,552
Dean Foods Co.*	109,500	1,718,055
Corn Products International, Inc.	47,918	1,660,838
Alberto-Culver Co.	61,300	1,602,995
Cosan Ltd.*	166,189	1,567,162
Central European Distribution Corp.*	44,436	1,555,704
Flowers Foods, Inc.	60,985	1,508,769
Nu Skin Enterprises, Inc.	47,305	1,376,575
Casey’s General Stores, Inc.	41,623	1,306,962
Lancaster Colony Corp.	21,900	1,291,224
Ruddick Corp.	38,500	1,218,140
TreeHouse Foods, Inc.*	27,503	1,206,557
United Natural Foods, Inc.*	40,300	1,133,639
Fresh Del Monte Produce, Inc.*	55,700	1,127,925
Universal Corp.	21,300	1,122,297

Total Common Stocks (Cost $186,431,235)		213,490,707

WARRANTS 0.0%(b)
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	125	1

Total Warrants (Cost $—)		1

Total Investments 99.7% (Cost $186,431,235)		$213,490,708

Other Assets in Excess of Liabilities – 0.3%		$719,689

Net Assets – 100.0%		$214,210,397

*	Non-Income Producing Security.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	49

SCHEDULE OF INVESTMENTS
March 31, 2010
     ELECTRONICS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.6%(a)

Intel Corp.	95,554	$2,127,032
Texas Instruments, Inc.	43,342	1,060,579
Applied Materials, Inc.	63,267	852,839
Broadcom Corp. — Class A	22,859	758,462
Marvell Technology Group Ltd.*	34,234	697,689
NVIDIA Corp.*	34,732	603,642
Micron Technology, Inc.*	56,649	588,583
Analog Devices, Inc.	19,126	551,211
Cree, Inc.*	7,530	528,757
Altera Corp.	21,010	510,753
Xilinx, Inc.	19,595	499,672
Linear Technology Corp.	16,920	478,498
Maxim Integrated Products, Inc.	24,492	474,900
Advanced Micro Devices, Inc.*	51,132	473,994
KLA-Tencor Corp.	15,237	471,128
Lam Research Corp.*	12,108	451,871
Taiwan Semiconductor
Manufacturing Company Ltd. — SP ADR	42,019	440,779
Microchip Technology, Inc.	15,578	438,676
MEMC Electronic Materials, Inc.*	24,014	368,135
ON Semiconductor Corp.*	45,489	363,912
LSI Corp.*	58,823	359,997
National Semiconductor Corp.	24,326	351,511
Atheros Communications, Inc.*	8,470	327,874
Varian Semiconductor Equipment Associates, Inc.*	9,807	324,808
Skyworks Solutions, Inc.*	20,311	316,852
Novellus Systems, Inc.*	12,499	312,475
Rambus, Inc.*	14,000	305,900
ASML Holding NV	8,407	297,608
Atmel Corp.*	57,930	291,388
Silicon Laboratories, Inc.*	6,003	286,163
Teradyne, Inc.*	24,713	276,044
PMC — Sierra, Inc.*	30,897	275,601
Veeco Instruments, Inc.*	6,280	273,180
Cypress Semiconductor Corp.*	22,969	264,143
Intersil Corp. — Class A	17,308	255,466
Netlogic Microsystems, Inc.*	8,470	249,272
Amkor Technology, Inc.*	31,822	224,982
Fairchild Semiconductor International, Inc.*	21,059	224,278
RF Micro Devices, Inc.*	44,050	219,369
Microsemi Corp.*	12,521	217,114
Cymer, Inc.*	5,499	205,113
Triquint Semiconductor, Inc.*	28,294	198,058
Tessera Technologies, Inc.*	9,752	197,771

		MARKET
	SHARES	VALUE

Cavium Networks, Inc.*	7,920	$196,891
OmniVision Technologies, Inc.*	11,240	193,103
Integrated Device Technology, Inc.*	31,304	191,894
Formfactor, Inc.*	10,236	181,791
Advanced Energy Industries, Inc.*	10,470	173,383
Monolithic Power Systems, Inc.*	7,650	170,595
International Rectifier Corp.*	7,230	165,567
Entegris, Inc.*	31,940	160,978
FEI Co.*	6,810	156,017
Volterra Semiconductor Corp.*	6,060	152,106
Applied Micro Circuits Corp.*	16,981	146,546
Kulicke & Soffa Industries, Inc.*	20,110	145,797
Power Integrations, Inc.	3,510	144,612
Zoran Corp.*	13,350	143,646
Semtech Corp.*	8,158	142,194
Micrel, Inc.	12,320	131,331
MKS Instruments, Inc.*	6,350	124,396
Cabot Microelectronics Corp.*	3,280	124,082
Cirrus Logic, Inc.*	14,650	122,913
Diodes, Inc.*	5,260	117,824
Sigma Designs, Inc.*	9,850	115,541

Total Common Stocks (Cost $16,220,717)		22,197,286

	FACE
	AMOUNT

REPURCHASE AGREEMENT 0.6%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$132,001	132,001

Total Repurchase Agreement (Cost $132,001)		132,001

Total Investments 100.2% (Cost $16,352,718)		$22,329,287

Liabilities in Excess of Other Assets – (0.2)%		$(36,278)

Net Assets – 100.0%		$22,293,009

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depository Receipt.
50	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
March 31, 2010
     ENERGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.4%(a)

Exxon Mobil Corp.	54,109	$3,624,222
Chevron Corp.	33,457	2,537,044
Schlumberger Ltd.	27,624	1,753,019
ConocoPhillips	34,084	1,744,078
Occidental Petroleum Corp.	20,357	1,720,981
Petroleo Brasileiro SA	29,825	1,326,914
Anadarko Petroleum Corp.	17,259	1,256,973
Apache Corp.	11,879	1,205,718
Devon Energy Corp.	17,773	1,145,114
Transocean Ltd.*	12,894	1,113,784
XTO Energy, Inc.	22,692	1,070,609
Halliburton Co.	34,478	1,038,822
EOG Resources, Inc.	10,900	1,013,046
Marathon Oil Corp.	30,221	956,192
Hess Corp.	14,954	935,373
Chesapeake Energy Corp.	35,234	832,932
National-Oilwell Varco, Inc.	20,137	817,159
Southwestern Energy Co.*	19,833	807,600
Spectra Energy Corp.	34,629	780,191
BP PLC — SP ADR	13,648	778,891
Baker Hughes, Inc.	16,402	768,270
Diamond Offshore Drilling, Inc.	8,583	762,256
Williams Companies, Inc.	32,810	757,911
Suncor Energy, Inc.	22,968	747,379
Noble Energy, Inc.	9,873	720,729
Peabody Energy Corp.	15,423	704,831
Weatherford International Ltd.*	43,367	687,801
Noble Corp.*	16,195	677,275
Murphy Oil Corp.	11,960	672,032
Cameron International Corp.*	15,642	670,416
Valero Energy Corp.	33,958	668,973
Smith International, Inc.	15,367	658,015
Ensco International PLC — SP ADR	13,957	624,994
FMC Technologies, Inc.*	9,064	585,806
Consol Energy, Inc.	13,615	580,816
Canadian Natural Resources Ltd.	7,735	572,699
Ultra Petroleum Corp.*	12,171	567,534
Continental Resources, Inc.*	13,319	566,723
Newfield Exploration Co.*	10,851	564,795
El Paso Corp.	51,928	562,900
Range Resources Corp.	11,892	557,378
Denbury Resources, Inc.*	33,000	556,710
EnCana Corp.	17,704	549,355
Total SA — SP ADR	9,216	534,712
Pioneer Natural Resources Co.	9,490	534,477

		MARKET
	SHARES	VALUE

PetroHawk Energy Corp.*	25,484	$516,816
PetroChina Company Ltd. — SP ADR	4,400	515,768
Alpha Natural Resources, Inc.*	10,218	509,776
BJ Services Co.	23,662	506,367
InterOil Corp.*	7,800	505,440
Nabors Industries Ltd.*	25,245	495,559
Pride International, Inc.*	16,212	488,143
Tenaris SA — SP ADR	11,263	483,633
Cameco Corp.	17,494	479,511
CNOOC Ltd. — SP ADR	2,900	478,732
Cimarex Energy Co.	7,965	472,962
Nexen, Inc.	18,902	467,068
Royal Dutch Shell PLC — SP ADR	8,032	464,732
Concho Resources, Inc.*	9,038	455,154
Talisman Energy, Inc.	26,216	447,245
Plains Exploration & Production Co.*	14,475	434,105
Massey Energy Co.	8,294	433,693
EXCO Resources, Inc.	22,943	421,692
Helmerich & Payne, Inc.	11,059	421,127
Whiting Petroleum Corp.*	5,199	420,287
Cabot Oil & Gas Corp.	10,760	395,968
Rowan Companies, Inc.*	13,549	394,411
Arch Coal, Inc.	17,029	389,113
Oceaneering International, Inc.*	6,116	388,305
Sunoco, Inc.	12,593	374,138
Southern Union Co.	14,069	356,931
Core Laboratories	2,700	353,160
Forest Oil Corp.*	13,493	348,389
Dresser-Rand Group, Inc.*	10,218	321,050
Dril-Quip, Inc.*	5,245	319,106
Patterson-UTI Energy, Inc.	22,731	317,552
Tidewater, Inc.	6,674	315,480
Atwood Oceanics, Inc.*	9,074	314,233
Oil States International, Inc.*	6,897	312,710
Atlas Energy, Inc.*	10,000	311,200
Quicksilver Resources, Inc.*	22,099	310,933
Frontline Ltd.	10,020	306,913
St. Mary Land & Exploration Co.	8,719	303,508
Unit Corp.*	6,971	294,734
Tesoro Corp.	20,157	280,182
SandRidge Energy, Inc.*	35,726	275,090
Superior Energy Services*	12,873	270,590
Comstock Resources, Inc.*	7,700	244,860

Total Common Stocks (Cost $33,631,522)		59,229,815

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	51

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     ENERGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT 0.6%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$359,367	$359,367

Total Repurchase Agreement (Cost $359,367)		359,367

Total Investments 100.0% (Cost $33,990,889)		$59,589,182

Other Assets in Excess of Liabilities – 0.0%		$2,498

Net Assets – 100.0%		$59,591,680

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR—American Depository Receipt.
52	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
March 31, 2010
     ENERGY SERVICES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%(a)

Schlumberger Ltd.	114,325	$7,255,064
Transocean Ltd.*	53,410	4,613,556
Halliburton Co.	142,745	4,300,907
National-Oilwell Varco, Inc.	83,455	3,386,604
Baker Hughes, Inc.	67,855	3,178,328
Diamond Offshore Drilling, Inc.	35,360	3,140,322
Weatherford International Ltd.*	179,398	2,845,252
Noble Corp.*	67,197	2,810,179
Cameron International Corp.*	64,872	2,780,414
Smith International, Inc.	63,412	2,715,302
FMC Technologies, Inc.*	37,670	2,434,612
BJ Services Co.	97,808	2,093,091
Nabors Industries Ltd.*	104,662	2,054,515
Ensco International PLC — SP ADR	45,818	2,051,730
Pride International, Inc.*	67,053	2,018,966
Helmerich & Payne, Inc.	45,556	1,734,772
Rowan Companies, Inc.*	56,005	1,630,306
Oceaneering International, Inc.*	25,124	1,595,123
Core Laboratories	11,160	1,459,728
Patterson-UTI Energy, Inc.	94,037	1,313,697
Dril-Quip, Inc.*	21,497	1,307,877
Tidewater, Inc.	27,460	1,298,034
Atwood Oceanics, Inc.*	37,443	1,296,651
Oil States International, Inc.*	28,213	1,279,177
Dresser-Rand Group, Inc.*	39,375	1,237,163
Unit Corp.*	28,764	1,216,142
Tenaris SA — SP ADR	28,169	1,209,577
Superior Energy Services*	53,055	1,115,216
CARBO Ceramics, Inc.	16,437	1,024,683
Exterran Holdings, Inc.*	42,134	1,018,379
Helix Energy Solutions Group, Inc.*	74,398	969,406
SEACOR Holdings, Inc.*	11,432	922,105
Complete Production Services, Inc.*	70,373	812,808
Key Energy Services, Inc.*	76,884	734,242
Lufkin Industries, Inc.	8,800	696,520
Bristow Group, Inc.*	18,107	683,177
Hornbeck Offshore Services, Inc.*	30,400	564,528
Tetra Technologies, Inc.*	44,000	537,680
Global Industries Ltd.*	83,203	534,163
ION Geophysical Corp.*	102,300	503,316
Superior Well Services, Inc.*	37,300	499,074
Cal Dive International, Inc.*	54,352	398,400
Gulfmark Offshore, Inc. — Class A*	14,900	395,595

Total Common Stocks (Cost $36,811,480)		75,666,381

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT 0.5%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$338,780	$338,780

Total Repurchase Agreement (Cost $338,780)		338,780

Total Investments 100.0% (Cost $37,150,260)		$76,005,161

Other Assets in Excess of Liabilities – 0.0%		$13,131

Net Assets – 100.0%		$76,018,292

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	53

SCHEDULE OF INVESTMENTS
March 31, 2010
     FINANCIAL SERVICES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.7%(a)

Berkshire Hathaway, Inc. — Class B*	14,050	$1,141,843
Bank of America Corp.	61,966	1,106,093
JPMorgan Chase & Co.	24,440	1,093,690
Wells Fargo & Co.	33,234	1,034,242
Goldman Sachs Group, Inc.	4,528	772,613
American Express Co.	13,839	570,997
U.S. Bancorp	21,888	566,461
Morgan Stanley	17,626	516,266
MetLife, Inc.	11,336	491,302
Bank of New York Mellon Corp.	15,803	487,997
Blackrock, Inc.	2,227	484,952
PNC Financial Services Group, Inc.	7,566	451,690
Prudential Financial, Inc.	7,209	436,144
The Travelers Companies, Inc.	8,024	432,815
AFLAC, Inc.	7,388	401,095
American International Group, Inc.*	11,710	399,779
Simon Property Group, Inc.	4,741	397,770
Franklin Resources, Inc.	3,536	392,142
BB&T Corp.	11,775	381,392
Charles Schwab Corp.	20,384	380,977
State Street Corp.	8,329	375,971
CME Group, Inc.	1,154	364,791
Capital One Financial Corp.	8,559	354,428
Allstate Corp.	10,750	347,333
ACE Ltd.	6,570	343,611
Chubb Corp.	6,610	342,729
Loews Corp.	8,695	324,150
Public Storage	3,375	310,466
T. Rowe Price Group, Inc.	5,506	302,445
Itau Unibanco Holding SA — SP ADR	13,575	298,514
Northern Trust Corp.	5,351	295,696
SunTrust Banks, Inc.	11,037	295,681
Progressive Corp.	15,463	295,189
Marsh & McLennan Companies, Inc.	11,865	289,743
Vornado Realty Trust	3,806	288,114
Banco Bradesco SA — SP ADR	15,079	277,906
Ameriprise Financial, Inc.	6,106	276,968
Aon Corp.	6,472	276,419
TD Ameritrade Holding Corp.*	14,489	276,160
Hartford Financial Services Group, Inc.	9,446	268,455
Fifth Third Bancorp	19,706	267,805
Equity Residential	6,786	265,672
Genworth Financial, Inc. — Class A*	14,039	257,475
Host Hotels & Resorts, Inc.	17,333	253,928
Regions Financial Corp.	32,337	253,845
ICICI Bank Ltd. — SP ADR	5,890	251,503

		MARKET
	SHARES	VALUE

Boston Properties, Inc.	3,316	$250,159
Invesco Ltd.	11,410	249,993
Lincoln National Corp.	8,042	246,889
HCP, Inc.	7,472	246,576
Principal Financial Group, Inc.	8,386	244,955
Annaly Capital Management, Inc.	13,915	239,060
HDFC Bank Ltd. — SP ADR	1,690	235,569
IntercontinentalExchange, Inc.*	2,075	232,774
HSBC Holdings PLC — SP ADR	4,574	231,856
M&T Bank Corp.	2,919	231,710
CIT Group, Inc.*	5,940	231,422
Unum Group	9,314	230,708
UBS AG — SP ADR*	14,073	229,108
Deutsche Bank AG — SP ADR	2,934	225,537
NYSE Euronext	7,607	225,243
Banco Santander Brasil SA	17,960	223,243
Brookfield Properties Corp.	14,496	222,659
China Life Insurance Company Ltd. — SP ADR	3,090	222,604
Discover Financial Services	14,935	222,532
Ventas, Inc.	4,665	221,494
Toronto-Dominion Bank	2,961	220,831
Hudson City Bancorp, Inc.	15,489	219,324
KeyCorp	28,201	218,558
New York Community Bancorp, Inc.	12,965	214,441
Royal Bank of Canada	3,662	213,678
Moody’s Corp.	7,140	212,415
Credit Suisse Group AG — SP ADR	4,120	211,686
Comerica, Inc.	5,497	209,106
Banco Santander SA — SP ADR	15,586	206,826
AvalonBay Communities, Inc.	2,376	205,168
Plum Creek Timber Company, Inc. (REIT)	5,235	203,694
PartnerRe Ltd.	2,554	203,605
XL Capital Ltd.	10,690	202,041
SLM Corp.*	16,135	202,010
Kimco Realty Corp.	12,897	201,709
People’s United Financial, Inc.	12,641	197,705
Leucadia National Corp.*	7,927	196,669
ProLogis	14,341	189,301
Willis Group Holdings PLC	5,952	186,238
Health Care REIT, Inc.	4,070	184,086
CB Richard Ellis Group, Inc. — Class A*	11,585	183,622
Cincinnati Financial Corp.	6,052	174,903
Everest Re Group Ltd.	2,137	172,947
NASDAQ OMX Group, Inc.*	8,186	172,888
Legg Mason, Inc.	6,007	172,221
Assured Guaranty Ltd.	7,805	171,476
Lazard Ltd. — Class A	4,792	171,074
SL Green Realty Corp.	2,950	168,947
SEI Investments Co.	7,642	167,895

54	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
      FINANCIAL SERVICES FUND

		MARKET
	SHARES	VALUE

W.R. Berkley Corp.	6,419	$167,472
Marshall & Ilsley Corp.	20,790	167,360
Nationwide Health Properties, Inc.	4,735	166,435
Assurant, Inc.	4,837	166,296
Axis Capital Holdings Ltd.	5,301	165,709
Federal Realty Investment Trust	2,275	165,643
Eaton Vance Corp.	4,864	163,139
Torchmark Corp.	3,039	162,617
Arch Capital Group Ltd.*	2,100	160,125
Digital Realty Trust, Inc.	2,952	159,998
Validus Holdings Ltd.	5,747	158,215
Huntington Bancshares, Inc.	29,450	158,147
Liberty Property Trust	4,656	158,025
AMB Property Corp.	5,783	157,529
Reinsurance Group of America, Inc.	2,953	155,092
Jefferies Group, Inc.	6,499	153,831
Transatlantic Holdings, Inc.	2,835	149,688
RenaissanceRe Holdings Ltd.	2,569	145,816

Total Common Stocks (Cost $24,184,391)		32,895,549

	FACE
	AMOUNT
REPURCHASE AGREEMENT 0.4%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$121,464	121,464

Total Repurchase Agreement (Cost $121,464)		121,464

Total Investments 100.1% (Cost $24,305,855)		$33,017,013

Liabilities in Excess of Other Assets – (0.1)%		$(17,763)

Net Assets – 100.0%		$32,999,250

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR—American Depository Receipt.

REIT—Real Estate Investment Trust.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	55

SCHEDULE OF INVESTMENTS
March 31, 2010
     HEALTH CARE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%(a)

Johnson & Johnson	133,705	$8,717,566
Pfizer, Inc.	446,164	7,651,713
Merck & Company, Inc.	182,510	6,816,748
Abbott Laboratories	111,364	5,866,655
Amgen, Inc.*	85,507	5,109,898
Teva Pharmaceutical Industries Ltd. — SP ADR	79,857	5,037,380
Alcon, Inc. — SP ADR	28,131	4,544,844
Medtronic, Inc.	100,711	4,535,016
Bristol-Myers Squibb Co.	167,286	4,466,536
Eli Lilly & Co.	115,542	4,184,931
Gilead Sciences, Inc.*	90,333	4,108,345
UnitedHealth Group, Inc.	120,764	3,945,360
Baxter International, Inc.	65,592	3,817,454
Medco Health Solutions, Inc.*	54,444	3,514,905
Express Scripts, Inc.*	34,300	3,490,368
WellPoint, Inc.*	54,206	3,489,782
Celgene Corp.*	53,448	3,311,638
Covidien PLC	64,820	3,259,150
Stryker Corp.	53,967	3,087,992
Thermo Fisher Scientific, Inc.*	59,642	3,067,984
Allergan, Inc.	44,913	2,933,717
Becton, Dickinson & Co.	35,438	2,790,034
McKesson Corp.	42,053	2,763,723
Aetna, Inc.	73,562	2,582,762
Biogen Idec, Inc.*	43,871	2,516,441
Intuitive Surgical, Inc.*	6,856	2,386,779
Zimmer Holdings, Inc.*	40,260	2,383,392
Cardinal Health, Inc.	65,350	2,354,560
St. Jude Medical, Inc.*	57,197	2,347,937
Boston Scientific Corp.*	319,996	2,310,371
Genzyme Corp.*	44,482	2,305,502
Quest Diagnostics, Inc.	35,939	2,094,884
CIGNA Corp.	56,384	2,062,527
Forest Laboratories, Inc.*	63,789	2,000,423
Life Technologies Corp.*	37,690	1,970,056
Hospira, Inc.*	34,697	1,965,585
Novartis AG — SP ADR	35,509	1,921,037
C.R. Bard, Inc.	21,832	1,891,088
Vertex Pharmaceuticals, Inc.*	46,055	1,882,268
AmerisourceBergen Corp.	64,376	1,861,754
Laboratory Corporation of America Holdings*	23,916	1,810,680
Humana, Inc.*	37,645	1,760,657
Mylan Laboratories, Inc.*	75,866	1,722,917
Varian Medical Systems, Inc.*	31,095	1,720,486
Warner Chilcott PLC*	66,087	1,688,523
Cerner Corp.*	19,720	1,677,383
Perrigo Co.	28,410	1,668,235
DaVita, Inc.*	26,119	1,655,945
Waters Corp.*	24,472	1,652,839

		MARKET
	SHARES	VALUE

CareFusion Corp.*	61,590	$1,627,824
AstraZeneca PLC — SP ADR	35,948	1,607,595
Millipore Corp.*	15,105	1,595,088
Human Genome Sciences, Inc.*	51,144	1,544,549
Edwards Lifesciences Corp.*	15,550	1,537,584
GlaxoSmithKline PLC — SP ADR	39,384	1,517,072
Henry Schein, Inc.*	25,734	1,515,733
Watson Pharmaceuticals, Inc.*	36,119	1,508,691
DENTSPLY International, Inc.	43,000	1,498,550
Qiagen NV*	64,900	1,492,051
Dendreon Corp.*	40,210	1,466,459
Alexion Pharmaceuticals, Inc.*	26,775	1,455,757
Cephalon, Inc.*	21,218	1,438,156
ResMed, Inc.*	22,244	1,415,831
Illumina, Inc.*	36,381	1,415,221
Sanofi-Aventis — SP ADR	37,691	1,408,136
Hologic, Inc.*	73,406	1,360,947
Shire PLC — SP ADR	20,177	1,330,875
Covance, Inc.*	21,220	1,302,696
Mindray Medical International Ltd.	35,700	1,300,194
Beckman Coulter, Inc.	20,654	1,297,071
Patterson Companies, Inc.	40,790	1,266,529
Mettler-Toledo International, Inc.*	11,349	1,239,311
OSI Pharmaceuticals, Inc.*	20,400	1,214,820
Valeant Pharmaceuticals International*	28,180	1,209,204
Coventry Health Care, Inc.*	48,260	1,192,987
Inverness Medical Innovations, Inc.*	30,230	1,179,877
IDEXX Laboratories, Inc.*	20,500	1,179,775
Kinetic Concepts, Inc.*	24,570	1,174,692
Omnicare, Inc.	41,438	1,172,281
Community Health Systems, Inc.*	31,540	1,164,772
Universal Health Services, Inc. — Class B	33,180	1,164,286
United Therapeutics Corp.*	20,620	1,140,905
Lincare Holdings, Inc.*	25,300	1,135,464
Pharmaceutical Product Development, Inc.	47,270	1,122,662
Amylin Pharmaceuticals, Inc.*	49,100	1,104,259
King Pharmaceuticals, Inc.*	92,870	1,092,151
Allscripts Healthcare Solutions, Inc.*	55,600	1,087,536
Charles River Laboratories International, Inc.*	27,400	1,077,094
PerkinElmer, Inc.	44,950	1,074,305
Tenet Healthcare Corp.*	185,800	1,062,776
Endo Pharmaceuticals Holdings, Inc.*	44,860	1,062,733
Mednax, Inc.*	18,131	1,055,043
Gen-Probe, Inc.*	21,000	1,050,000

56	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     HEALTH CARE FUND

		MARKET
	SHARES	VALUE

VCA Antech, Inc.*	36,900	$1,034,307
Talecris Biotherapeutics Holdings Corp.*	51,700	1,029,864
Myriad Genetics, Inc.*	39,871	958,897

Total Common Stocks (Cost $189,183,545)		212,589,380

	FACE
	AMOUNT
REPURCHASE AGREEMENT 0.5%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$1,083,408	1,083,408

Total Repurchase Agreement (Cost $1,083,408)		1,083,408

Total Investments 100.0% (Cost $190,266,953)		$213,672,788

Liabilities in Excess of Other Assets – (0.0)%		$(27,906)

Net Assets – 100.0%		$213,644,882

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	57

SCHEDULE OF INVESTMENTS
March 31, 2010
     INTERNET FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%(a)

Google, Inc. — Class A*	5,036	$2,855,462
Cisco Systems, Inc.*	96,827	2,520,407
Qualcomm, Inc.	41,917	1,760,095
Amazon.com, Inc.*	12,102	1,642,604
Research In Motion Ltd.*	18,221	1,347,443
Time Warner, Inc.	39,859	1,246,391
eBay, Inc.*	44,268	1,193,023
Yahoo!, Inc.*	60,613	1,001,933
Baidu, Inc. — SP ADR*	1,667	995,199
Juniper Networks, Inc.*	27,488	843,332
Broadcom Corp. — Class A	24,456	811,450
Symantec Corp.*	44,976	760,994
Priceline.com, Inc.*	2,797	713,235
Intuit, Inc.*	19,893	683,126
Expedia, Inc.	23,614	589,405
Check Point Software
Technologies Ltd.*	16,379	574,248
BMC Software, Inc.*	14,220	540,360
McAfee, Inc.*	12,929	518,841
Red Hat, Inc.*	16,702	488,868
Akamai Technologies, Inc.*	15,350	482,143
F5 Networks, Inc.*	7,271	447,239
VeriSign, Inc.*	17,156	446,228
Netflix, Inc.*	5,744	423,563
Equinix, Inc.*	4,014	390,723
Open Text Corp.*	7,230	343,208
AOL, Inc.*	13,385	338,373
IAC/InterActiveCorp*	14,382	327,047
WebMD Health Corp.*	7,050	326,979
VistaPrint NV*	5,675	324,894
Netease.com, Inc.*	9,040	320,649
Sina Corp.*	8,270	311,696
MercadoLibre, Inc.*	6,450	310,954
Rackspace Hosting, Inc.*	16,170	302,864
Sohu.com, Inc.*	5,517	301,228
Monster Worldwide, Inc.*	17,450	289,844
TIBCO Software, Inc.*	26,530	286,259
GSI Commerce, Inc.*	9,510	263,142
Ciena Corp.*	16,692	254,386
Digital River, Inc.*	7,571	229,401
j2 Global Communications, Inc.*	8,920	208,728
Websense, Inc.*	8,820	200,831
EarthLink, Inc.	23,230	198,384
ValueClick, Inc.*	18,654	189,152
Blue Nile, Inc.*	3,420	188,168
DealerTrack Holdings, Inc.*	9,750	166,530
Constant Contact, Inc.*	7,160	166,255

		MARKET
	SHARES	VALUE

NutriSystem, Inc.	8,960	$159,578
SAVVIS, Inc.*	9,550	157,575
PetMed Express, Inc.	6,610	146,544
Palm, Inc.*	35,802	134,615

Total Common Stocks
(Cost $20,042,171)		29,723,596

	FACE
	AMOUNT

REPURCHASE AGREEMENT 0.5%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$160,108	160,108

Total Repurchase Agreement
(Cost $160,108)		160,108

Total Investments 100.0%
(Cost $20,202,279)		$29,883,704

Liabilities in Excess of
Other Assets – (0.0)%		$(5,848)

Net Assets – 100.0%		$29,877,856

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR—American Depository Receipt.
58	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
March 31, 2010
     LEISURE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.4%(a)

McDonald’s Corp.	9,959	$664,464
Walt Disney Co.	18,848	657,984
Comcast Corp. — Class A	31,230	587,749
News Corp.	35,150	506,511
Time Warner, Inc.	15,030	469,988
Carnival Corp.	11,785	458,201
DIRECTV — Class A*	13,002	439,598
Viacom, Inc. — Class B*	11,060	380,243
Time Warner Cable, Inc.	6,684	356,324
Yum! Brands, Inc.	8,663	332,053
Starbucks Corp.*	13,417	325,631
Las Vegas Sands Corp.*	14,773	312,449
Activision Blizzard, Inc.	25,053	302,139
Marriott International, Inc. —
Class A	8,796	277,250
McGraw-Hill Companies, Inc.	7,282	259,603
Wynn Resorts Ltd.	3,264	247,509
Starwood Hotels & Resorts
Worldwide, Inc.	5,243	244,533
Discovery Communications, Inc. —
Class A*	7,118	240,517
CBS Corp.	17,240	240,326
DISH Network Corp. — Class A*	11,532	240,096
Ctrip.com International Ltd. —
SP ADR*	5,880	230,496
Scripps Networks Interactive, Inc.	5,042	223,613
Liberty Global, Inc. — Class A*	7,633	222,578
Mattel, Inc.	9,764	222,033
Cablevision Systems Corp. —
Class A	8,974	216,632
Royal Caribbean Cruises Ltd.*	6,519	215,062
Hyatt Hotels Corp. — Class A*	5,320	207,267
Grupo Televisa SA — SP ADR	9,685	203,579
Harley-Davidson, Inc.	6,998	196,434
Darden Restaurants, Inc.	4,399	195,931
International Game
Technology, Inc.	10,513	193,965
Electronic Arts, Inc.*	10,278	191,787
Virgin Media, Inc.	10,911	188,324
Shanda Interactive
Entertainment Ltd.*	4,280	186,565
MGM Mirage*	15,162	181,944
Hasbro, Inc.	4,711	180,337
Wyndham Worldwide Corp.	6,975	179,467
Washington Post Co. — Class B	354	157,240
Perfect World Company Ltd.*	4,150	155,417
Gannett Company, Inc.	9,398	155,255
Liberty Media Corp. — Capital*	4,110	149,481

		MARKET
	SHARES	VALUE

Chipotle Mexican Grill, Inc. —
Class A*	1,315	$148,161
DreamWorks Animation SKG, Inc. —
Class A*	3,653	143,892
Liberty Media Corp. — Starz*	2,551	139,489
Burger King Holdings, Inc.	6,334	134,661
Live Nation, Inc.*	8,958	129,891
Regal Entertainment Group —
Class A	7,339	128,946
Penn National Gaming, Inc.*	4,434	123,265
Bally Technologies, Inc.*	3,014	122,187
Panera Bread Co.*	1,590	121,619
WMS Industries, Inc.*	2,898	121,542
Cinemark Holdings, Inc.	6,620	121,411
Brinker International, Inc.	5,702	109,935
Central European Media
Enterprises Ltd. — Class A*	3,502	102,644
Madison Square Garden, Inc. —
Class A*	4,719	102,544
CTC Media, Inc.	5,930	102,115
New York Times Co. — Class A*	9,015	100,337
Cheesecake Factory, Inc.*	3,706	100,284
Polaris Industries, Inc.	1,944	99,455
Gaylord Entertainment Co.*	3,368	98,649
Meredith Corp.	2,853	98,172
Interactive Data Corp.	3,050	97,600
Eastman Kodak Co.*	16,643	96,363
Vail Resorts, Inc.*	2,361	94,652
Orient-Express Hotels Ltd. —
Class A*	6,630	94,013
Brunswick Corp.	5,857	93,536
Valassis Communications, Inc.*	3,236	90,058
Scientific Games Corp. — Class A*	6,279	88,408
Jack in the Box, Inc.*	3,696	87,041
Ameristar Casinos, Inc.	4,630	84,359
Life Time Fitness, Inc.*	2,918	81,996
Pool Corp.	3,611	81,753
Texas Roadhouse, Inc.*	5,840	81,118
Cracker Barrel Old
Country Store, Inc.	1,712	79,403
P.F. Chang’s China Bistro, Inc.*	1,786	78,816
Belo Corp. — Class A	11,300	77,066
Scholastic Corp.	2,700	75,600
Bob Evans Farms, Inc.	2,410	74,493
Boyd Gaming Corp.*	7,433	73,438
Take-Two Interactive Software, Inc.*	7,318	72,082
Buffalo Wild Wings, Inc.*	1,491	71,732

Total Common Stocks
(Cost $13,347,228)		15,619,301

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	59

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     LEISURE FUND

		MARKET
	SHARES	VALUE

WARRANTS 0.0%(b)
Krispy Kreme Doughnuts, Inc.*
$12.21, 03/02/12	350	$3

Total Warrants
(Cost $—)		3

	FACE
	AMOUNT

REPURCHASE AGREEMENT 0.7%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$108,347	108,347

Total Repurchase Agreement
(Cost $108,347)		108,347

Total Investments 100.1%
(Cost $13,455,575)		$15,727,651

Liabilities in Excess of
Other Assets – (0.1)%		$(11,969)

Net Assets – 100.0%		$15,715,682

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR—American Depository Receipt.
60	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
March 31, 2010
     PRECIOUS METALS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.2%(a)

Freeport-McMoRan Copper
& Gold, Inc.	281,120	$23,484,765
Newmont Mining Corp.	282,085	14,366,589
Barrick Gold Corp.	337,488	12,939,290
Goldcorp, Inc.	281,990	10,495,668
Agnico-Eagle Mines Ltd.	144,899	8,066,527
Southern Copper Corp.	248,903	7,882,758
AngloGold Ashanti Ltd. —
SP ADR	172,417	6,543,225
Yamana Gold, Inc.	652,490	6,427,026
Kinross Gold Corp.	351,002	5,998,624
Randgold Resources Ltd. —
SP ADR	74,153	5,697,175
Gold Fields Ltd. — SP ADR	442,414	5,583,265
Titanium Metals Corp.*	328,775	5,454,377
Silver Wheaton Corp.*	337,255	5,291,531
Cia de Minas Buenaventura SA —
SP ADR	153,785	4,762,721
IAMGOLD Corp.	352,433	4,659,164
Hecla Mining Co.*	833,029	4,556,669
Coeur d’Alene Mines Corp.*	275,732	4,130,465
Eldorado Gold Corp.*	332,209	4,013,085
Harmony Gold Mining
Company Ltd. — SP ADR	384,570	3,645,724
Pan American Silver Corp.	155,520	3,600,288
Royal Gold, Inc.	72,176	3,335,253
Silver Standard Resources, Inc.*	158,058	2,811,852
Stillwater Mining Co.*	206,900	2,685,562
Lihir Gold Ltd. — SP ADR	83,087	2,339,730
Novagold Resources, Inc.*	225,391	1,609,292
Silvercorp Metals, Inc.	183,384	1,261,682
Gammon Gold, Inc.*	160,483	1,153,873

Total Common Stocks
(Cost $67,467,783)		162,796,180

	FACE
	AMOUNT

REPURCHASE AGREEMENT 0.6%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$1,050,139	1,050,139

Total Repurchase Agreement
(Cost $1,050,139)		1,050,139

Total Investments 99.8%
(Cost $68,517,922)		$163,846,319

Other Assets in Excess
of Liabilities – 0.2%		$282,322

Net Assets – 100.0%		$164,128,641

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	61

SCHEDULE OF INVESTMENTS
March 31, 2010
     RETAILING FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.4%(a)

Wal-Mart Stores, Inc.	21,465	$1,193,454
Amazon.com, Inc.*	4,828	655,304
Home Depot, Inc.	19,178	620,408
CVS Caremark Corp.	16,532	604,410
Target Corp.	9,942	522,949
Walgreen Co.	13,923	516,404
Lowe’s Companies, Inc.	20,290	491,830
Costco Wholesale Corp.	7,018	419,045
Best Buy Company, Inc.	8,467	360,186
TJX Companies, Inc.	8,148	346,453
Kohl’s Corp.*	6,214	340,403
Staples, Inc.	14,526	339,763
The Gap, Inc.	14,222	328,670
Sears Holdings Corp.*	2,764	299,701
Priceline.com, Inc.*	1,142	291,210
Bed Bath & Beyond, Inc.*	6,274	274,550
Macy’s, Inc.	11,760	256,015
Liberty Media Corp. - Interactive*	16,524	252,982
Nordstrom, Inc.	6,094	248,940
AutoZone, Inc.*	1,410	244,057
Expedia, Inc.	9,423	235,198
Sherwin-Williams Co.	3,427	231,939
J.C. Penney Company, Inc.	7,202	231,688
Limited Brands, Inc.	9,339	229,926
Ross Stores, Inc.	4,086	218,478
Urban Outfitters, Inc.*	5,734	218,064
Genuine Parts Co.	5,131	216,785
CarMax, Inc.*	7,983	200,533
Tiffany & Co.	4,201	199,506
O’Reilly Automotive, Inc.*	4,695	195,829
Dollar Tree, Inc.*	3,277	194,064
Family Dollar Stores, Inc.	5,135	187,992
Guess?, Inc.	3,624	170,256
Netflix, Inc.*	2,293	169,086
Abercrombie & Fitch Co. —
Class A	3,647	166,449
Petsmart, Inc.	5,177	165,457
Advance Auto Parts, Inc.	3,882	162,733
American Eagle Outfitters, Inc.	8,612	159,494
GameStop Corp.*	7,055	154,575
AutoNation, Inc.*	8,152	147,388
Signet Jewelers Ltd.*	4,520	146,177
Williams-Sonoma, Inc.	5,511	144,884
J. Crew Group, Inc.*	3,154	144,769
Dollar General Corp.*	5,687	143,597
RadioShack Corp.	6,338	143,429
LKQ Corp.*	7,037	142,851
Dick’s Sporting Goods, Inc.*	5,428	141,725

		MARKET
	SHARES	VALUE

Big Lots, Inc.*	3,886	$141,528
Aeropostale, Inc.*	4,772	137,577
Chico’s FAS, Inc.	9,420	135,836
Foot Locker, Inc.	8,568	128,863
Office Depot, Inc.*	15,244	121,647
Dress Barn, Inc.*	4,626	121,016
BJ’s Wholesale Club, Inc.*	3,249	120,181
Tractor Supply Co.	2,031	117,900
Dillard’s, Inc. — Class A	4,658	109,929
Aaron’s, Inc.	3,295	109,855
Buckle, Inc.	2,981	109,582
HSN, Inc.*	3,650	107,456
Rent-A-Center, Inc.*	4,396	103,965
Collective Brands, Inc.*	4,558	103,649
Gymboree Corp.*	1,986	102,537
Saks, Inc.*	11,279	96,999
Ulta Salon Cosmetics &
Fragrance, Inc.*	4,240	95,909
OfficeMax, Inc.*	5,797	95,187
Men’s Wearhouse, Inc.	3,922	93,893
Children’s Place Retail Stores, Inc.*	2,082	92,753
DSW, Inc.*	3,610	92,163
Penske Auto Group, Inc.*	6,326	91,221
AnnTaylor Stores Corp.*	4,375	90,563
Jo-Ann Stores, Inc.*	2,150	90,257
Cabela’s, Inc. — Class A*	5,062	88,534
99 Cents Only Stores*	5,416	88,281
Barnes & Noble, Inc.	3,960	85,615
Blue Nile, Inc.*	1,386	76,258

Total Common Stocks
(Cost $13,429,582)		16,418,760

	FACE
	AMOUNT
REPURCHASE AGREEMENT 0.5%†(b)
Mizuho Financial Group, Inc.
issued 03/31/10 at 0.00%
due 04/01/10	$75,306	75,306

Total Repurchase Agreement
(Cost $75,306)		75,306

Total Investments 99.9%
(Cost $13,504,888)		$16,494,066

Other Assets in Excess
of Liabilities – 0.1%		$20,562

Net Assets – 100.0%		$16,514,628

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.
62	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
March 31, 2010
     TECHNOLOGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%(a)

Microsoft Corp.	86,172	$2,522,255
Apple, Inc.*	10,204	2,397,226
Google, Inc. — Class A*	3,810	2,160,308
International Business
Machines Corp.	15,988	2,050,461
Cisco Systems, Inc.*	73,724	1,919,036
Oracle Corp.	70,269	1,805,211
Hewlett-Packard Co.	33,528	1,782,013
Intel Corp.	77,831	1,732,518
Qualcomm, Inc.	31,935	1,340,951
Visa, Inc.	14,730	1,340,872
Research In Motion Ltd.*	13,887	1,026,944
EMC Corp.*	53,223	960,143
MasterCard, Inc.	3,750	952,500
eBay, Inc.*	33,708	908,431
Corning, Inc.	44,186	892,999
Infosys Technologies Ltd. —
SP ADR	15,082	887,576
Accenture PLC — Class A	21,013	881,495
Dell, Inc.*	57,917	869,334
Texas Instruments, Inc.	35,337	864,696
Baidu, Inc. — SP ADR*	1,300	776,100
Yahoo!, Inc.*	46,171	763,207
VMware, Inc.*	14,190	756,327
Automatic Data Processing, Inc.	16,739	744,383
Applied Materials, Inc.	51,513	694,395
Adobe Systems, Inc.*	19,201	679,139
Juniper Networks, Inc.*	20,886	640,782
Broadcom Corp. — Class A	18,635	618,309
Motorola, Inc.*	87,196	612,116
Cognizant Technology
Solutions Corp. — Class A*	11,985	610,995
Activision Blizzard, Inc.	50,644	610,767
Symantec Corp.*	34,277	579,967
Xerox Corp.	59,217	577,366
Marvell Technology Group Ltd.*	27,862	567,828
Tyco Electronics Ltd.	20,500	563,340
Agilent Technologies, Inc.*	16,237	558,390
Nokia Oyj — SP ADR	35,892	557,762
CA, Inc.	23,335	547,672
Western Union Co.	32,107	544,535
NetApp, Inc.*	16,160	526,170
Intuit, Inc.*	15,152	520,320
Taiwan Semiconductor
Manufacturing Company Ltd. —
SP ADR	49,304	517,199
Paychex, Inc.	16,718	513,243
NVIDIA Corp.*	28,276	491,437
Salesforce.com, Inc.*	6,475	482,064
Micron Technology, Inc.*	46,155	479,550

		MARKET
	SHARES	VALUE

SAP AG — SP ADR	9,928	$478,232
Western Digital Corp.*	12,126	472,793
SanDisk Corp.*	13,507	467,747
Fidelity National
Information Services, Inc.	19,930	467,159
Citrix Systems, Inc.*	9,782	464,352
Seagate Technology*	25,422	464,206
Computer Sciences Corp.*	8,346	454,774
Analog Devices, Inc.	15,582	449,073
ASML Holding NV	12,649	447,775
Fiserv, Inc.*	8,747	443,998
Check Point Software
Technologies Ltd.*	12,522	439,021
Cree, Inc.*	6,163	432,766
Amphenol Corp.	9,949	419,748
Altera Corp.	17,071	414,996
Autodesk, Inc.*	14,062	413,704
BMC Software, Inc.*	10,784	409,792
Telefonaktiebolaget LM
Ericsson — SP ADR	39,243	409,304
SAIC, Inc.*	23,064	408,233
Dolby Laboratories, Inc. —
Class A*	6,945	407,463
AU Optronics Corp. — SP ADR	35,900	406,747
Xilinx, Inc.	15,921	405,985
Amdocs Ltd.*	13,277	399,770
Flextronics International Ltd.*	50,899	399,048
McAfee, Inc.*	9,887	396,765
Harris Corp.	8,298	394,072
Linear Technology Corp.	13,798	390,207
Electronic Arts, Inc.*	20,752	387,232
Maxim Integrated Products, Inc.	19,970	387,218
Advanced Micro Devices, Inc.*	41,696	386,522
KLA-Tencor Corp.	12,422	384,088
Red Hat, Inc.*	12,693	371,524
Akamai Technologies, Inc.*	11,729	368,408
Lam Research Corp.*	9,824	366,632
Microchip Technology, Inc.	12,687	357,266
Teradata Corp.*	12,222	353,094
F5 Networks, Inc.*	5,595	344,148
Nuance Communications, Inc.*	20,496	341,053
VeriSign, Inc.*	13,111	341,017
Avnet, Inc.*	11,332	339,960
Flir Systems, Inc.*	12,020	338,964
Hewitt Associates, Inc.*	7,839	311,835
MEMC Electronic Materials, Inc.*	19,600	300,468
Global Payments, Inc.	6,585	299,947
Equinix, Inc.*	3,078	299,613
ANSYS, Inc.*	6,893	297,364
Molex, Inc.	14,100	294,126
LSI Corp.*	47,965	293,546
National Semiconductor Corp.	19,859	286,963

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	63

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     TECHNOLOGY FUND

		MARKET
	SHARES	VALUE

Lender Processing Services, Inc.	7,550	$285,012
Alliance Data Systems Corp.*	4,400	281,556
Logitech International SA*	16,950	276,963
Brocade Communications Systems, Inc.*	44,400	253,524
RF Micro Devices, Inc.*	35,900	178,782

Total Common Stocks
(Cost $46,843,369)		62,712,887

	FACE
	AMOUNT

REPURCHASE AGREEMENT 0.6%†(b)
Mizuho Financial Group, Inc.
issued 03/31/10 at 0.00%
due 04/01/10	$396,663	396,663

Total Repurchase Agreement
(Cost $396,663)		396,663

Total Investments 100.1%
(Cost $47,240,032)		$63,109,550

Liabilities in Excess of
Other Assets – (0.1)%		$(93,747)

Net Assets – 100.0%		$63,015,803

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR—American Depository Receipt.
64	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
March 31, 2010
     TELECOMMUNICATIONS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.5%(a)

AT&T, Inc.	21,835	$564,216
Cisco Systems, Inc.*	21,432	557,875
Vodafone Group PLC — SP ADR	22,593	526,191
Verizon Communications, Inc.	14,041	435,552
Qualcomm, Inc.	9,275	389,457
Research In Motion Ltd.*	4,037	298,536
American Tower Corp. — Class A*	4,416	188,166
Juniper Networks, Inc.*	6,085	186,688
Motorola, Inc.*	25,344	177,915
Crown Castle International Corp.*	4,094	156,514
CenturyTel, Inc.	4,263	151,166
America Movil SAB de CV —
SP ADR	2,868	144,375
Millicom International Cellular SA	1,591	141,838
Nokia Oyj — SP ADR	8,302	129,013
NII Holdings, Inc. — Class B*	2,936	122,314
Harris Corp.	2,408	114,356
China Mobile Ltd. — SP ADR	2,110	101,533
Windstream Corp.	9,152	99,665
F5 Networks, Inc.*	1,611	99,093
SBA Communications Corp.*	2,680	96,668
Mobile Telesystems — SP ADR	1,540	85,470
Vimpel-Communications —
SP ADR	4,530	83,397
JDS Uniphase Corp.*	6,577	82,410
3Com Corp.*	10,541	81,060
Tellabs, Inc.	10,319	78,115
Clearwire Corp.*	10,502	75,089
tw telecom, Inc.*	4,124	74,851
Brocade Communications
Systems, Inc.*	12,915	73,745
CommScope, Inc.*	2,608	73,076
MetroPCS Communications, Inc.*	10,316	73,037
Polycom, Inc.*	2,352	71,924
Frontier Communications Corp.	9,456	70,353
Telefonaktiebolaget LM Ericsson —
SP ADR	6,526	68,066
Telefonica SA — SP ADR	930	66,123
Riverbed Technology, Inc.*	2,319	65,860
Vivo Participacoes SA — SP ADR	2,400	65,064
China Unicom — ADR	5,660	63,109
ADTRAN, Inc.	2,173	57,259
Plantronics, Inc.	1,819	56,898
Arris Group, Inc.*	4,712	56,591
Ciena Corp.*	3,696	56,327
Syniverse Holdings, Inc.*	2,783	54,185
Aruba Networks, Inc.*	3,920	53,547

		MARKET
	SHARES	VALUE

Leap Wireless International, Inc. — Class B*	3,175	$51,943
Telephone & Data Systems, Inc.	1,530	51,790
Blue Coat Systems, Inc.*	1,667	51,744
InterDigital, Inc.*	1,816	50,594
Tekelec*	2,772	50,339
Acme Packet, Inc.*	2,510	48,393
Emulex Corp.*	3,549	47,131
Netgear, Inc.*	1,690	44,109
Comtech Telecommunications Corp.*	1,346	43,058
Cellcom Israel Ltd.	1,230	42,029
ViaSat, Inc.*	1,190	41,186
DG FastChannel, Inc.*	1,230	39,298
ADC Telecommunications, Inc.*	5,280	38,597
AboveNet, Inc.*	730	37,033
Infinera Corp.*	4,220	35,954
Iowa Telecommunications
Services, Inc.	2,010	33,567
Harmonic, Inc.*	5,260	33,191
Neutral Tandem, Inc.*	1,931	30,857
Cbeyond, Inc.*	2,250	30,780
Palm, Inc.*	7,929	29,813
Cogent Communications
Group, Inc.*	2,860	29,773
Alaska Communications
Systems Group, Inc.	3,270	26,552

Total Common Stocks
(Cost $5,114,205)		7,154,418

RIGHTS 0.0%(b)
Clearwire Corp.*
Expires 06/21/10	9,480	1,754

Total Rights
(Cost $—)		1,754

	FACE
	AMOUNT
REPURCHASE AGREEMENT 0.7%†(b)
Mizuho Financial Group, Inc.
issued 03/31/10 at 0.00%
due 04/01/10	$50,421	50,421

Total Repurchase Agreement
(Cost $50,421)		50,421

Total Investments 100.2%
(Cost $5,164,626)		$7,206,593

Liabilities in Excess of
Other Assets – (0.2)%		$(16,753)

Net Assets – 100.0%		$7,189,840

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	65

SCHEDULE OF INVESTMENTS
March 31, 2010
     TRANSPORTATION FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 98.9%(a)

United Parcel Service, Inc. —
Class B	44,506	$2,866,632
Union Pacific Corp.	29,994	2,198,560
FedEx Corp.	20,345	1,900,223
Norfolk Southern Corp.	29,374	1,641,713
CSX Corp.	31,359	1,596,173
Delta Air Lines, Inc.*	88,315	1,288,516
Southwest Airlines Co.	86,790	1,147,364
C.H. Robinson Worldwide, Inc.	19,212	1,072,990
Expeditors International of
Washington, Inc.	26,756	987,832
J.B. Hunt Transport Services, Inc.	21,288	763,813
Hertz Global Holdings, Inc.*	76,105	760,289
Kansas City Southern*	18,901	683,649
Canadian National Railway Co.	11,221	679,880
UAL Corp.*	33,559	656,078
AMR Corp.*	69,670	634,694
Continental Airlines, Inc. —
Class B*	28,684	630,187
Landstar System, Inc.	12,476	523,742
Canadian Pacific Railway Ltd.	9,239	519,601
Ryder System, Inc.	13,189	511,206
Kirby Corp.*	13,005	496,141
Knight Transportation, Inc.	22,959	484,205
Con-way, Inc.	13,505	474,296
Werner Enterprises, Inc.	20,380	472,205
JetBlue Airways Corp.*	84,422	471,075
DryShips, Inc.*	78,315	457,360
Alaska Air Group, Inc.*	10,775	444,253
Atlas Air Worldwide Holdings,
Inc.*	7,960	422,278
Diana Shipping, Inc.*	27,830	420,790
Copa Holdings SA	6,830	415,264
Old Dominion Freight Line, Inc.*	12,051	402,383
US Airways Group, Inc.*	54,690	401,971
Allegiant Travel Co.*	6,865	397,209
Avis Budget Group, Inc.*	33,730	387,895
Dollar Thrifty Automotive Group,
Inc.*	10,790	346,683
Aegean Marine Petroleum Network,
Inc.	11,520	326,938
Arkansas Best Corp.	10,460	312,545
Genco Shipping & Trading Ltd.*	14,380	303,562
AirTran Holdings, Inc.*	59,480	302,158
Heartland Express, Inc.	14,291	235,801
Eagle Bulk Shipping, Inc.*	41,070	218,082

		MARKET
	SHARES	VALUE

Genesee & Wyoming, Inc. —
Class A*	5,750	$196,190
HUB Group, Inc. — Class A*	6,490	181,590
UTI Worldwide, Inc.	11,350	173,882
Alexander & Baldwin, Inc.	5,060	167,233

Total Common Stocks
(Cost $24,875,172)		29,975,131

	FACE
	AMOUNT

REPURCHASE AGREEMENT 0.7%†(b)
Mizuho Financial Group, Inc.
issued 03/31/10 at 0.00%
due 04/01/10	$222,085	222,085

Total Repurchase Agreement
(Cost $222,085)		222,085

Total Investments 99.6%
(Cost $25,097,257)		$30,197,216

Other Assets in Excess
of Liabilities – 0.4%		$106,190

Net Assets – 100.0%		$30,303,406

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.
66	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
March 31, 2010
     UTILITIES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.6%(a)

Exelon Corp.	15,452	$676,952
Southern Co.	19,683	652,688
Dominion Resources, Inc.	15,386	632,518
Duke Energy Corp.	35,622	581,351
FPL Group, Inc.	11,732	567,008
American Electric Power Company,
Inc.	14,799	505,830
PG&E Corp.	11,763	498,986
Entergy Corp.	6,118	497,699
Public Service Enterprise Group,
Inc.	16,193	478,017
Consolidated Edison, Inc.	10,093	449,542
Sempra Energy	8,871	442,663
FirstEnergy Corp.	11,213	438,316
Edison International	12,292	420,018
Progress Energy, Inc.	10,619	417,964
PPL Corp.	14,478	401,185
Xcel Energy, Inc.	18,430	390,716
Questar Corp.	8,126	351,043
DTE Energy Co.	7,682	342,617
AES Corp.*	30,767	338,437
Constellation Energy Group, Inc.	9,562	335,722
Ameren Corp.	12,094	315,412
EQT Corp.	7,496	307,336
Calpine Corp.*	25,508	303,290
CenterPoint Energy, Inc.	20,924	300,469
Wisconsin Energy Corp.	6,044	298,634
NRG Energy, Inc.*	13,942	291,388
Northeast Utilities	10,174	281,209
Oneok, Inc.	6,061	276,685
SCANA Corp.	7,232	271,851
NiSource, Inc.	16,735	264,413
National Fuel Gas Co.	5,101	257,856
MDU Resources Group, Inc.	11,744	253,436
Alliant Energy Corp.	7,579	252,078
Allegheny Energy, Inc.	10,875	250,125
American Water Works Company,
Inc.	11,409	248,260
OGE Energy Corp.	6,345	247,074
Pepco Holdings, Inc.	14,402	246,994
Pinnacle West Capital Corp.	6,545	246,943
NSTAR	6,921	245,142
Integrys Energy Group, Inc.	5,130	243,059
CMS Energy Corp.	15,301	236,553

		MARKET
	SHARES	VALUE

Companhia Energetica de Minas Gerais — SP ADR	14,046	$233,725
TECO Energy, Inc.	14,495	230,326
Energen Corp.	4,949	230,277
DPL, Inc.	8,325	226,357
NV Energy, Inc.	17,526	216,096
UGI Corp.	8,077	214,364
Enersis SA — SP ADR	10,690	213,693
ITC Holdings Corp.	3,838	211,090
Westar Energy, Inc.	8,854	197,444
Great Plains Energy, Inc.	10,621	197,232
Aqua America, Inc.	10,995	193,182
Atmos Energy Corp.	6,539	186,819
Hawaiian Electric Industries, Inc.	8,092	181,665
Piedmont Natural Gas Co.	6,517	179,739
Nicor, Inc.	4,069	170,573
IDACORP, Inc.	4,726	163,614
Cleco Corp.	6,044	160,468
New Jersey Resources Corp.	4,214	158,278
AGL Resources, Inc.	4,091	158,117
Mirant Corp.*	14,292	155,211
WGL Holdings, Inc.	4,392	152,183
Portland General Electric Co.	7,816	150,927
Ormat Technologies, Inc.	4,970	139,856
Black Hills Corp.	4,600	139,610
Vectren Corp.	5,636	139,322
Unisource Energy Corp.	4,295	135,035
PNM Resources, Inc.	10,327	129,397
South Jersey Industries, Inc.	2,710	113,793

Total Common Stocks
(Cost $15,817,628)		20,035,872

	FACE
	AMOUNT

REPURCHASE AGREEMENT 0.0%†(b)
Mizuho Financial Group, Inc.
issued 03/31/10 at 0.00%
due 04/01/10	$4,291	4,291

Total Repurchase Agreement
(Cost $4,291)		4,291

Total Investments 99.6%
(Cost $15,821,919)		$20,040,163

Other Assets in Excess
of Liabilities – 0.4%		$82,383

Net Assets – 100.0%		$20,122,546

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR—American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	67

STATEMENTS OF ASSETS AND LIABILITIES

		Basic	Bio-	Consumer
	Banking	Materials	technology	Products
	Fund	Fund	Fund	Fund

Assets
Investment Securities	$39,352,670	$70,296,305	$163,544,854	$213,490,708
Repurchase Agreements	231,969	368,858	895,418	—

Total Investments	39,584,639	70,665,163	164,440,272	213,490,708
Receivable for Securities Sold	—	1,078,052	—	4,088,145
Receivable for Fund Shares Sold	833,957	911,915	3,793,450	1,600,737
Investment Income Receivable	20,867	66,756	161,210	742,083

Total Assets	40,439,463	72,721,886	168,394,932	219,921,673

Liabilities
Payable for Securities Purchased	464,129	—	1,836,394	—
Payable for Fund Shares Redeemed	315,002	1,927,961	1,965,218	4,340,993
Investment Advisory Fees Payable	18,604	50,832	116,520	155,556
Transfer Agent and Administrative Fees Payable	5,472	14,951	34,270	45,752
Distribution and Service Fees Payable	5,137	14,464	8,228	9,918
Portfolio Accounting Fees Payable	2,189	5,980	13,708	18,301
Custody Fees Payable	722	1,974	4,555	6,502
Line of Credit Borrowings	—	—	—	1,058,000
Other Accrued Fees	8,943	39,804	66,836	76,254

Total Liabilities	820,198	2,055,966	4,045,729	5,711,276

Net Assets	$39,619,265	$70,665,920	$164,349,203	$214,210,397

Net Assets Consist Of
Paid-In Capital	$62,722,213	$81,643,809	$226,306,395	$193,849,026
Undistributed Net Investment Income	53,771	304,957	—	1,580,416
Accumulated Net Realized Loss on Investments	(27,807,020)	(37,230,014)	(100,470,228)	(8,278,518)
Net Unrealized Appreciation on Investments	4,650,301	25,947,168	38,513,036	27,059,473

Net Assets	$39,619,265	$70,665,920	$164,349,203	$214,210,397

Investor Class	$26,339,882	$44,582,489	$147,630,558	$182,915,439
Advisor Class	1,291,296	8,799,286	9,144,230	5,823,831
A-Class	6,381,454	8,158,854	2,869,488	21,276,947
C-Class	5,606,633	9,125,291	4,704,927	4,194,180
Shares Outstanding
Investor Class	519,216	998,401	5,398,944	4,835,651
Advisor Class	27,600	208,497	356,427	162,799
A-Class	134,595	190,264	110,471	586,742
C-Class	123,195	224,348	188,461	121,339
Net Asset Values
Investor Class	$50.73	$44.65	$27.34	$37.83
Advisor Class	46.79	42.20	25.66	35.77
A-Class	47.41	42.88	25.98	36.26
A-Class Maximum Offering Price*	49.77	45.02	27.28	38.07
C-Class	45.51	40.67	24.96	34.57

Cost of Investments	$34,934,338	$44,717,995	$125,927,236	$186,431,235

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
68	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

March 31, 2010

		Energy	Financial	Health			Precious
Electronics	Energy	Services	Services	Care	Internet	Leisure	Metals
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$22,197,286	$59,229,815	$75,666,381	$32,895,549	$212,589,380	$29,723,596	$15,619,304	$162,796,180
132,001	359,367	338,780	121,464	1,083,408	160,108	108,347	1,050,139

22,329,287	59,589,182	76,005,161	33,017,013	213,672,788	29,883,704	15,727,651	163,846,319
—	1,013,411	3,753,328	—	—	—	1,722,354	—
2,901,635	989,903	279,889	335,577	2,245,875	667,930	2,888,948	3,668,878
3,531	32,571	36,426	49,484	267,892	—	6,329	43,124

25,234,453	61,625,067	80,074,804	33,402,074	216,186,555	30,551,634	20,345,282	167,558,321

2,857,459	—	—	227,075	2,093,185	545,948	—	—
32,932	1,916,700	3,902,982	128,385	164,818	83,006	4,611,130	3,117,728
19,026	46,695	59,075	20,708	150,476	20,421	9,557	109,301
5,596	13,734	17,375	6,091	44,258	6,006	2,811	36,434
3,429	16,214	16,528	3,112	7,432	2,415	1,032	30,866
2,238	5,493	6,950	2,436	17,703	2,402	1,124	14,573
744	1,832	2,303	804	5,861	794	371	4,936
—	—	—	—	—	—	—	—
20,020	32,719	51,299	14,213	57,940	12,786	3,575	115,842

2,941,444	2,033,387	4,056,512	402,824	2,541,673	673,778	4,629,600	3,429,680

$22,293,009	$59,591,680	$76,018,292	$32,999,250	$213,644,882	$29,877,856	$15,715,682	$164,128,641

$70,258,414	$56,541,952	$104,931,843	$35,675,458	$212,794,866	$32,156,922	$19,303,511	$136,538,962
—	92,412	—	129,062	—	—	—	—
(53,941,974)	(22,640,977)	(67,768,452)	(11,516,428)	(22,555,819)	(11,960,491)	(5,859,905)	(67,738,718
5,976,569	25,598,293	38,854,901	8,711,158	23,405,835	9,681,425	2,272,076	95,328,397

$22,293,009	$59,591,680	$76,018,292	$32,999,250	$213,644,882	$29,877,856	$15,715,682	$164,128,641

$15,988,052	$35,227,623	$49,370,618	$26,363,811	$195,616,326	$21,923,700	$13,186,493	$113,546,179
1,634,073	6,488,910	6,631,185	3,285,398	3,431,506	3,908,063	1,111,004	18,676,984
1,328,601	3,903,234	8,957,287	1,407,995	6,203,586	2,989,410	489,217	8,422,078
3,342,283	13,971,913	11,059,202	1,942,046	8,393,464	1,056,683	928,968	23,483,400

305,511	1,684,414	1,152,584	350,441	12,383,826	525,207	479,874	1,839,265
33,171	329,002	163,716	46,087	231,052	98,754	43,045	312,369
26,636	195,049	217,825	19,452	412,131	74,514	18,721	138,918
69,774	736,402	281,994	28,230	583,159	27,685	36,877	415,084

$52.33	$20.91	$42.83	$75.23	$15.80	$41.74	$27.48	$61.73
49.26	19.72	40.50	71.29	14.85	39.57	25.81	59.79
49.88	20.01	41.12	72.38	15.05	40.12	26.13	60.63
52.37	21.01	43.17	75.99	15.80	42.12	27.43	63.65
47.90	18.97	39.22	68.79	14.39	38.17	25.19	56.58

$16,352,718	$33,990,889	$37,150,260	$24,305,855	$190,266,953	$20,202,279	$13,455,575	$68,517,922
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	69

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

			Telecom-	Trans-
	Retailing	Technology	munications	portation
	Fund	Fund	Fund	Fund

Assets
Investment Securities	$16,418,760	$62,712,887	$7,156,172	$29,975,131
Repurchase Agreements	75,306	396,663	50,421	222,085

Total Investments	16,494,066	63,109,550	7,206,593	30,197,216
Receivable for Securities Sold	—	2,231,732	—	273,894
Receivable for Fund Shares Sold	3,634,205	504,231	110,722	2,048,707
Investment Income Receivable	18,046	28,800	3,768	18,193

Total Assets	20,146,317	65,874,313	7,321,083	32,538,010

Liabilities
Payable for Securities Purchased	1,385,046	—	111,367	556,792
Payable for Fund Shares Redeemed	2,224,762	2,750,550	4,126	1,638,992
Investment Advisory Fees Payable	7,837	46,804	5,339	20,168
Transfer Agent and Administrative Fees Payable	2,305	13,766	1,570	5,932
Distribution and Service Fees Payable	2,126	12,031	1,785	2,837
Portfolio Accounting Fees Payable	922	5,506	628	2,373
Custody Fees Payable	304	1,826	208	789
Other Accrued Fees	8,387	28,027	6,220	6,721

Total Liabilities	3,631,689	2,858,510	131,243	2,234,604

Net Assets	$16,514,628	$63,015,803	$7,189,840	$30,303,406

Net Assets Consist Of
Paid-In Capital	$19,816,690	$92,179,993	$14,975,085	$47,697,324
Undistributed Net Investment Income	50,077	—	95,855	—
Accumulated Net Realized Loss on Investments	(6,341,317)	(45,033,708)	(9,923,067)	(22,493,877)
Net Unrealized Appreciation on Investments	2,989,178	15,869,518	2,041,967	5,099,959

Net Assets	$16,514,628	$63,015,803	$7,189,840	$30,303,406

Investor Class	$12,060,179	$37,390,668	$4,677,085	$22,291,697
Advisor Class	2,350,401	17,969,478	279,432	2,794,831
A-Class	394,755	3,936,331	1,092,561	1,842,187
C-Class	1,709,293	3,719,326	1,140,762	3,374,691
Shares Outstanding
Investor Class	945,998	3,106,951	340,767	937,208
Advisor Class	193,607	1,577,119	21,594	126,723
A-Class	32,060	342,586	83,597	82,336
C-Class	146,707	336,568	91,290	154,299
Net Asset Values
Investor Class	$12.75	$12.03	$13.73	$23.79
Advisor Class	12.14	11.39	12.94	22.05
A-Class	12.31	11.49	13.07	22.37
A-Class Maximum Offering Price*	12.92	12.06	13.72	23.49
C-Class	11.65	11.05	12.50	21.87

Cost of Investments	$13,504,888	$47,240,032	$5,164,626	$25,097,257

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
70	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

March 31, 2010

Utilities
Fund

$20,035,872
4,291

20,040,163
326,829
2,744,664
50,684

23,162,340

1,597,341
1,401,379
14,739
4,335
6,087
1,734
581
13,598

3,039,794

$20,122,546

$25,917,484
275,119
(10,288,301)
4,218,244

$20,122,546

$9,911,825
1,183,633
1,721,341
7,305,747

399,724
50,590
72,419
328,920

$24.80
23.40
23.77
24.96
22.21

$15,821,919
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	71

STATEMENTS OF OPERATIONS

		Basic	Bio-	Consumer
	Banking	Materials	technology	Products
	Fund	Fund	Fund	Fund

Investment Income
Interest	$525	$701	$662	$550
Dividends, Net of Foreign Tax Withheld	330,951	1,769,470	528,200	3,174,873

Total Income	331,476	1,770,171	528,862	3,175,423

Expenses
Investment Advisory Fees	141,012	741,332	902,193	938,991
Transfer Agent and Administrative Fees	41,474	218,038	265,350	276,173
Distribution & Service Fees:
Advisor Class	7,032	42,518	33,158	33,439
A-Class	3,280	15,671	7,397	8,692
C-Class	38,938	81,933	42,563	34,558
Portfolio Accounting Fees	16,590	87,215	106,139	110,468
Trustees’ Fees*	1,950	10,393	12,733	11,446
Custody Fees	4,846	23,457	35,149	30,222
Miscellaneous	22,584	130,654	152,169	151,020

Total Expenses	277,706	1,351,211	1,556,851	1,595,009

Net Investment Income (Loss)	53,770	418,960	(1,027,989)	1,580,414

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	7,119,068	2,711,773	23,271,294	6,595,196

Total Net Realized Gain (Loss)	7,119,068	2,711,773	23,271,294	6,595,196

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	2,483,173	18,662,144	17,120,769	26,967,623

Net Change in Unrealized Appreciation (Depreciation)	2,483,173	18,662,144	17,120,769	26,967,623

Net Gain on Investments	9,602,241	21,373,917	40,392,063	33,562,819

Net Increase in Net Assets from Operations	$9,656,011	$21,792,877	$39,364,074	$35,143,233

Foreign Tax Withheld	$2,176	$9,157	$—	$—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
72	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

Year Ended March 31, 2010

		Energy	Financial	Health			Precious
Electronics	Energy	Services	Services	Care	Internet	Leisure	Metals
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$6,098	$105	$755	$502	$3,911	$403	$595	$1,619
710,740	1,174,713	1,268,016	523,506	1,231,983	109,863	81,293	1,186,668

716,838	1,174,818	1,268,771	524,008	1,235,894	110,266	81,888	1,188,287

461,674	527,895	828,135	218,968	779,768	377,030	46,004	1,772,924
135,786	155,263	243,568	64,402	229,343	110,891	13,530	590,975

7,836	35,687	45,281	13,556	20,338	15,080	4,214	79,301
6,366	10,298	19,586	5,447	4,119	2,015	728	24,808
21,184	136,984	122,277	19,923	52,855	12,613	3,350	236,498
54,314	62,105	97,427	25,761	91,736	44,356	5,412	229,731
7,416	8,222	11,927	2,881	10,053	5,423	520	29,571
14,611	16,596	26,467	7,114	25,625	12,179	1,556	62,709
74,010	86,840	134,300	36,645	120,185	59,635	7,419	328,755

783,197	1,039,890	1,528,968	394,697	1,334,022	639,222	82,733	3,355,272

(66,359)	134,928	(260,197)	129,311	(98,128)	(528,956)	(845)	(2,166,985)

13,159,163	6,591,106	(3,669,197)	3,945,234	5,745,341	17,110,852	503,279	13,492,994

13,159,163	6,591,106	(3,669,197)	3,945,234	5,745,341	17,110,852	503,279	13,492,994

(2,372,844)	15,267,322	27,010,971	7,333,150	19,815,215	4,224,318	2,073,611	13,352,516

(2,372,844)	15,267,322	27,010,971	7,333,150	19,815,215	4,224,318	2,073,611	13,352,516

10,786,319	21,858,428	23,341,774	11,278,384	25,560,556	21,335,170	2,576,890	26,845,510

$10,719,960	$21,993,356	$23,081,577	$11,407,695	$25,462,428	$20,806,214	$2,576,045	$24,678,525

$—	$18,075	$75	$2,844	$5,133	$—	$184	$52,358
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	73

STATEMENTS OF OPERATIONS (concluded)

			Telecom-	Trans-
	Retailing	Technology	munications	portation
	Fund	Fund	Fund	Fund

Investment Income
Interest	$285	$1,024	$106	$144
Dividends, Net of Foreign Tax Withheld	511,146	400,977	481,134	136,114

Total Income	511,431	402,001	481,240	136,258

Expenses
Investment Advisory Fees	269,361	399,138	115,536	148,740
Transfer Agent and Administrative Fees	79,224	117,393	33,981	43,747
Distribution & Service Fees:
Advisor Class	7,979	55,193	28,257	6,816
A-Class	531	9,142	2,242	2,718
C-Class	16,963	30,633	18,176	13,693
Portfolio Accounting Fees	31,689	46,957	13,592	17,499
Trustees’ Fees*	3,338	5,259	1,781	3,021
Custody Fees	8,932	12,915	4,248	4,974
Miscellaneous	43,337	64,974	19,166	21,820

Total Expenses	461,354	741,604	236,979	263,028

Net Investment Income (Loss)	50,077	(339,603)	244,261	(126,770)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	13,906,162	1,770,571	3,628,955	2,728,041

Total Net Realized Gain	13,906,162	1,770,571	3,628,955	2,728,041

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(2,188,787)	13,057,669	233,436	3,744,101

Net Change in Unrealized Appreciation (Depreciation)	(2,188,787)	13,057,669	233,436	3,744,101

Net Gain on Investments	11,717,375	14,828,240	3,862,391	6,472,142

Net Increase in Net Assets from Operations	$11,767,452	$14,488,637	$4,106,652	$6,345,372

Foreign Tax Withheld	$—	$—	$—	$1,940

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
74	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

Year Ended March 31, 2010

Utilities
Fund

$217
1,178,649

1,178,866

252,097
74,146

13,042
5,109
51,370
29,658
4,457
8,078
43,175

481,132

697,734

1,168,856

1,168,856

2,060,198

2,060,198

3,229,054

$3,926,788

$—
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	75

STATEMENTS OF CHANGES IN NET ASSETS

			Basic
	Banking Fund		Materials Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010	2009

From Operations
Net Investment Income (Loss)	$53,770	$421,335	$418,960	$345,047
Net Realized Gain (Loss) on Investments	7,119,068	(26,159,474)	2,711,773	(16,420,900)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,483,173	1,338,459	18,662,144	(26,250,174)

Net Increase (Decrease) in Net Assets from Operations	9,656,011	(24,399,680)	21,792,877	(42,326,027)

Distributions to Shareholders from:
Net Investment Income Investor Class	(161,108)	(148,171)	(236,906)	(277,328)
Advisor Class	(40,030)	(57,155)	(29,177)	(59,314)
A-Class	(51,784)	(25,862)	(18,345)	(36,308)
C-Class	(168,412)	(63,779)	(26,067)	(55,049)
Realized Gain on Investments Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	—	—	—	—
C-Class	—	—	—	—

Total Distributions to Shareholders	(421,334)	(294,967)	(310,495)	(427,999)

Share Transactions
Proceeds from Shares Purchased
Investor Class	111,135,030	201,373,674	327,399,075	342,442,938
Advisor Class	10,401,691	28,363,535	35,932,170	34,693,939
A-Class	8,328,262	5,274,418	10,740,343	5,687,412
C-Class	86,585,614	40,763,875	71,801,108	28,032,765
Value of Shares Purchased through Dividend Reinvestment
Investor Class	158,316	145,272	220,842	254,681
Advisor Class	40,030	52,784	20,624	55,668
A-Class	51,338	25,370	16,149	30,854
C-Class	151,140	52,669	24,977	52,656
Cost of Shares Redeemed
Investor Class	(114,422,177)	(165,764,753)	(395,861,863)	(333,391,539)
Advisor Class	(12,673,768)	(24,655,414)	(34,027,602)	(37,488,239)
A-Class	(3,498,143)	(3,894,678)	(8,721,203)	(5,812,216)
C-Class	(85,151,619)	(40,201,153)	(69,843,154)	(32,800,991)

Net Increase (Decrease) in Net Assets From Share Transactions	1,105,714	41,535,599	(62,298,534)	1,757,928

Net Increase (Decrease) in Net Assets	10,340,391	16,840,952	(40,816,152)	(40,996,098)
Net Assets—Beginning of Period	29,278,874	12,437,922	111,482,072	152,478,170

Net Assets—End of Period	$39,619,265	$29,278,874	$70,665,920	$111,482,072

Undistributed Net Investment Income—End of Period	$53,771	$421,335	$304,957	$185,140

76	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

1

Biotechnology		Consumer		Electronics		Energy
Fund		Products Fund		Fund		Fund
Year	Year	Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2010	2009	2010	2009	2010	2009	2010	2009

$(1,027,989)	$(924,614)	$1,580,414	$502,724	$(66,359)	$(13,087)	$134,928	$75,416
23,271,294	(18,284,138)	6,595,196	(7,112,432)	13,159,163	(2,160,296)	6,591,106	(19,198,800)
17,120,769	(5,920,054)	26,967,623	(4,794,392)	(2,372,844)	5,066,627	15,267,322	(37,976,333)

39,364,074	(25,128,806)	35,143,233	(11,404,100)	10,719,960	2,893,244	21,993,356	(57,099,717)

—	—	(464,050)	(200,308)	—	—	(23,766)	—
—	—	(15,832)	(148,528)	—	—	(6,343)	—
—	—	(10,343)	(20,551)	—	—	(2,905)	—
—	—	(12,499)	(22,422)	—	—	(11,544)	—
—	—	—	—	—	—	—	(1,879,311)
—	—	—	—	—	—	—	(263,944)
—	—	—	—	—	—	—	(201,226)
—	—	—	—	—	—	—	(431,051)

—	—	(502,724)	(391,809)	—	—	(44,558)	(2,775,532)

382,174,346	420,821,080	339,328,485	117,693,069	316,164,916	169,715,360	130,635,169	380,750,293
30,320,268	34,956,140	21,109,662	69,017,628	13,959,995	11,139,820	26,610,999	43,726,642
3,174,070	8,349,437	21,203,982	8,751,437	12,783,547	420,410	4,285,714	8,465,528
62,222,359	38,055,856	51,174,979	10,613,889	104,366,297	21,323,067	77,225,005	60,972,633

—	—	458,899	182,963	—	—	22,854	1,830,010
—	—	15,678	146,106	—	—	6,290	251,455
—	—	7,814	17,381	—	—	2,427	183,699
—	—	12,307	22,024	—	—	10,909	402,170

(335,407,314)	(381,124,189)	(201,366,844)	(105,199,522)	(416,397,442)	(76,589,516)	(162,468,687)	(351,012,511)
(30,117,369)	(31,137,191)	(29,112,678)	(60,881,415)	(16,125,892)	(8,034,332)	(26,878,717)	(50,396,227)
(5,562,086)	(5,112,351)	(3,884,119)	(6,052,878)	(11,646,403)	(387,661)	(6,863,378)	(6,336,791)
(62,697,371)	(36,709,464)	(51,159,705)	(10,425,311)	(101,888,992)	(21,571,612)	(77,961,140)	(64,350,538)

44,106,903	48,099,318	147,788,460	23,885,371	(98,783,974)	96,015,536	(35,372,555)	24,486,363

83,470,977	22,970,512	182,428,969	12,089,462	(88,064,014)	98,908,780	(13,423,757)	(35,388,886)
80,878,226	57,907,714	31,781,428	19,691,966	110,357,023	11,448,243	73,015,437	108,404,323

$164,349,203	$80,878,226	$214,210,397	$31,781,428	$22,293,009	$110,357,023	$59,591,680	$73,015,437

$—	$—	$1,580,416	$502,726	$—	$—	$92,412	$—

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	77

2

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Energy Services		Financial Services
	Fund		Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010	2009

From Operations
Net Investment Income (Loss)	$(260,197)	$(870,738)	$129,311	$216,496
Net Realized Gain (Loss) on Investments	(3,669,197)	(43,618,143)	3,945,234	(9,599,767)
Net Change in Unrealized Appreciation (Depreciation) on Investments	27,010,971	(59,974,108)	7,333,150	204,716

Net Increase (Decrease) in Net Assets from Operations	23,081,577	(104,462,989)	11,407,695	(9,178,555)

Distributions to Shareholders from:
Net Investment Income Investor Class	—	—	(161,423)	(99,414)
Advisor Class	—	—	(16,765)	(33,545)
A-Class	—	—	(18,842)	(29,695)
C-Class	—	—	(19,410)	(95,089)
Realized Gain on Investments Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	—	—	—	—
C-Class	—	—	—	—
Return of Capital Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	—	—	—	—
C-Class	—	—	—	—

Total Distributions to Shareholders	—	—	(216,440)	(257,743)

Share Transactions
Proceeds from Shares Purchased
Investor Class	423,854,073	417,495,768	97,528,492	116,103,054
Advisor Class	74,622,197	40,512,673	15,582,018	14,250,029
A-Class	11,759,367	17,863,130	3,005,218	4,807,002
C-Class	90,977,214	51,617,723	22,146,643	16,355,808
Value of Shares Purchased through Dividend Reinvestment
Investor Class	—	—	159,275	93,646
Advisor Class	—	—	16,668	21,274
A-Class	—	—	17,247	22,572
C-Class	—	—	18,363	90,731
Cost of Shares Redeemed
Investor Class	(447,317,610)	(369,014,668)	(92,412,709)	(103,937,350)
Advisor Class	(77,173,599)	(39,154,274)	(16,437,842)	(11,854,063)
A-Class	(10,636,373)	(14,169,959)	(5,229,362)	(2,229,197)
C-Class	(94,028,572)	(59,192,621)	(22,643,373)	(15,040,447)

Net Increase (Decrease) in Net Assets From Share Transactions	(27,943,303)	45,957,772	1,750,638	18,683,059

Net Increase (Decrease) in Net Assets	(4,861,726)	(58,505,217)	12,941,893	9,246,761
Net Assets—Beginning of Period	80,880,018	139,385,235	20,057,357	10,810,596

Net Assets—End of Period	$76,018,292	$80,880,018	$32,999,250	$20,057,357

Undistributed Net Investment Income (Loss)—End of Period	$—	$—	$129,062	$216,508

78	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

3

Health Care		Internet		Leisure		Precious
Fund		Fund		Fund		Metals Fund
Year	Year	Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2010	2009	2010	2009	2010	2009	2010	2009

$(98,128)	$113,036	$(528,956)	$(114,729)	$(845)	$(2,000)	$(2,166,985)	$(1,038,752)
5,745,341	(15,425,192)	17,110,852	(1,736,908)	503,279	(1,358,193)	13,492,994	(52,516,950)

19,815,215	(3,853,303)	4,224,318	3,364,798	2,073,611	(1,407,220)	13,352,516	(26,426,270)

25,462,428	(19,165,459)	20,806,214	1,513,161	2,576,045	(2,767,413)	24,678,525	(79,981,972)

(112,784)	—	—	(30,224)	—	—	—	—
(3,474)	—	—	(8,773)	—	—	—	—
(799)	—	—	(2,504)	—	—	—	—
(3,371)	—	—	(10,248)	—	—	—	—
—	—	—	—	—	—	(318,313)	—
—	—	—	—	—	—	(23,497)	—
—	—	—	—	—	—	(13,966)	—
—	—	—	—	—	—	(35,730)	—
—	—	—	—	—	—	(261,414)	—
—	—	—	—	—	—	(19,297)	—
—	—	—	—	—	—	(11,470)	—
—	—	—	—	—	—	(29,343)	—

(120,428)	—	—	(51,749)	—	—	(713,030)	—

376,924,923	343,556,004	177,542,033	104,551,898	53,130,447	48,876,726	915,789,879	813,581,527
26,624,310	36,471,781	24,730,965	26,255,825	7,271,169	12,812,974	322,513,759	60,721,188
8,065,607	4,561,492	4,695,216	538,418	1,301,093	65,603	20,994,273	14,653,869
72,011,485	32,122,718	41,013,515	21,295,261	12,727,164	995,089	154,061,224	147,203,563

110,294	—	—	29,953	—	—	567,650	—
3,408	—	—	8,525	—	—	42,644	—
773	—	—	2,360	—	—	21,122	—
3,164	—	—	10,078	—	—	62,132	—

(217,426,813)	(337,450,051)	(236,380,728)	(49,575,100)	(46,005,393)	(46,727,896)	(979,875,546)	(736,182,288)
(30,904,957)	(40,975,677)	(25,593,202)	(23,375,933)	(6,947,713)	(12,840,340)	(316,640,330)	(57,807,400)
(3,245,485)	(3,583,230)	(2,050,114)	(479,394)	(954,546)	(189,048)	(22,945,686)	(14,576,162)
(70,234,350)	(30,734,615)	(40,927,304)	(22,134,122)	(12,035,560)	(1,103,351)	(156,178,689)	(144,713,715)

161,932,359	3,968,422	(56,969,619)	57,127,769	8,486,661	1,889,757	(61,587,568)	82,880,582

187,274,359	(15,197,037)	(36,163,405)	58,589,181	11,062,706	(877,656)	(37,622,073)	2,898,610
26,370,523	41,567,560	66,041,261	7,452,080	4,652,976	5,530,632	201,750,714	198,852,104

$213,644,882	$26,370,523	$29,877,856	$66,041,261	$15,715,682	$4,652,976	$164,128,641	$201,750,714

$—	$113,695	$—	$—	$—	$—	$—	$(642,071)

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	79

4

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Retailing		Technology
	Fund		Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010	2009

From Operations
Net Investment Income (Loss)	$50,077	$(19,230)	$(339,603)	$(78,500)
Net Realized Gain (Loss) on Investments	13,906,162	(3,547,201)	1,770,571	(6,972,063)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,188,787)	3,594,137	13,057,669	(712,028)

Net Increase (Decrease) in Net Assets from Operations	11,767,452	27,706	14,488,637	(7,762,591)

Distributions to Shareholders from:
Net Investment Income Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	—	—	—	—
C-Class	—	—	—	—

Total Distributions to Shareholders	—	—	—	—

Share Transactions
Proceeds from Shares Purchased
Investor Class	231,519,396	133,435,704	140,714,130	94,105,444
Advisor Class	23,430,046	12,913,378	42,864,952	19,905,522
A-Class	824,746	264,721	12,309,707	3,078,851
C-Class	59,631,158	1,083,138	62,125,549	14,315,499
Value of Shares Purchased through Dividend Reinvestment
Investor Class	—	—	—	—
Advisor Class	—	—	—	—
A-Class	—	—	—	—
C-Class	—	—	—	—
Cost of Shares Redeemed
Investor Class	(314,999,705)	(52,524,164)	(124,009,356)	(88,889,045)
Advisor Class	(22,343,021)	(12,400,650)	(30,029,626)	(17,438,828)
A-Class	(543,161)	(293,882)	(11,211,951)	(1,531,871)
C-Class	(59,624,643)	(997,460)	(60,755,874)	(14,250,650)

Net Increase (Decrease) in Net Assets From Share Transactions	(82,105,184)	81,480,785	32,007,531	9,294,922

Net Increase (Decrease) in Net Assets	(70,337,732)	81,508,491	46,496,168	1,532,331
Net Assets—Beginning of Period	86,852,360	5,343,869	16,519,635	14,987,304

Net Assets—End of Period	$16,514,628	$86,852,360	$63,015,803	$16,519,635

Undistributed Net Investment Income—End of Period	$50,077	$—	$—	$—

80	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

5

Telecommunications		Transportation		Utilities
Fund		Fund		Fund
Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2010	2009	2010	2009	2010	2009

$244,261	$161,710	$(126,770)	$60,899	$697,734	$807,290
3,628,955	(2,020,809)	2,728,041	(18,134,194)	1,168,856	(10,730,687)
233,436	(2,291,419)	3,744,101	(612,051)	2,060,198	(3,160,355)

4,106,652	(4,150,518)	6,345,372	(18,685,346)	3,926,788	(13,083,752)

(201,940)	(58,771)	(34,294)	(255)	(443,269)	(283,952)
(33,798)	(18,021)	(16,447)	(57)	(150,527)	(43,346)
(16,499)	(2,341)	(8,824)	(15)	(70,862)	(10,848)
(25,934)	(50,867)	(5,014)	(23)	(203,012)	(31,854)

(278,171)	(130,000)	(64,579)	(350)	(867,670)	(370,000)

69,585,026	44,911,804	157,093,305	211,862,955	189,197,372	219,127,277
17,955,896	25,866,449	18,324,095	27,114,203	18,745,544	43,682,915
2,200,098	2,728,675	1,699,281	2,413,383	6,451,789	2,821,098
56,923,676	19,542,939	66,386,477	37,588,750	108,354,662	61,956,389

198,455	55,938	33,605	253	423,986	281,920
32,841	16,726	16,362	54	145,991	41,935
14,616	2,341	8,248	14	50,251	9,651
24,656	49,684	4,827	22	182,345	28,686

(70,446,599)	(49,811,764)	(160,537,241)	(194,323,845)	(191,518,650)	(212,980,701)
(29,801,508)	(15,657,661)	(16,959,390)	(27,431,534)	(23,786,471)	(37,241,904)
(2,722,245)	(1,597,656)	(906,222)	(1,520,304)	(6,611,351)	(3,377,621)
(57,632,310)	(20,064,316)	(66,016,877)	(35,787,174)	(106,474,172)	(65,162,335)

(13,667,398)	6,043,159	(853,530)	19,916,777	(4,838,704)	9,187,310

(9,838,917)	1,762,641	5,427,263	1,231,081	(1,779,586)	(4,266,442)
17,028,757	15,266,116	24,876,143	23,645,062	21,902,132	26,168,574

$7,189,840	$17,028,757	$30,303,406	$24,876,143	$20,122,546	$21,902,132

$95,855	$129,765	$—	$64,578	$275,119	$441,713

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	81

6

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET	Net	and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET			Net		Net Assets,
	VALUE,	Investment	Gains	in Net Asset	from Net	from Net		VALUE,	Total		Investment	Portfolio	End of
	BEGINNING	Income	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total	Income	Turnover	Period
Year Ended	OF PERIOD	(Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	(Loss)	Rate	(000’s omitted)

Banking Fund Investor Class
March 31, 2010†††	$32.62	$.28	$20.05	$20.33	$(2.22)	$—	$(2.22)	$50.73	63.48%	1.38%	0.67%	986%	$26,340
March 31, 2009†††	75.60	1.30	(42.98)	(41.68)	(1.30)	—	(1.30)	32.62	(55.66)%	1.37%	2.42%	1,055%	23,804
March 31, 2008†††	110.30	2.50	(36.20)	(33.70)	(1.00)	—	(1.00)	75.60	(30.69)%	1.37%	2.59%	1,417%	7,035
March 31, 2007†††	108.60	2.00	.50	2.50	(.80)	—	(.80)	110.30	2.24%	1.32%	1.79%	954%	9,229
March 31, 2006†††	101.70	1.60	6.90	8.50	(1.60)	—	(1.60)	108.60	8.41%	1.34%	1.48%	1,834%	8,713
Banking Fund Advisor Class
March 31, 2010†††	30.36	.06	18.59	18.65	(2.22)	—	(2.22)	46.79	62.66%	1.88%	0.17%	986%	1,291
March 31, 2009†††	70.70	1.20	(40.24)	(39.04)	(1.30)	—	(1.30)	30.36	(55.70)%	1.88%	2.42%	1,055%	2,509
March 31, 2008†††	103.90	2.00	(34.20)	(32.20)	(1.00)	—	(1.00)	70.70	(31.14)%	1.85%	2.32%	1,417%	1,449
March 31, 2007†††	103.00	1.10	.60	1.70	(.80)	—	(.80)	103.90	1.58%	1.88%	1.08%	954%	1,836
March 31, 2006†††	97.20	1.20	6.20	7.40	(1.60)	—	(1.60)	103.00	7.66%	1.84%	1.20%	1,834%	1,537
Banking Fund A-Class
March 31, 2010†††	30.67	.02	18.94	18.96	(2.22)	—	(2.22)	47.41	63.04%	1.63%	0.06%	986%	6,381
March 31, 2009†††	71.50	1.30	(40.83)	(39.53)	(1.30)	—	(1.30)	30.67	(55.77)%	1.62%	2.71%	1,055%	851
March 31, 2008†††	104.70	2.00	(34.20)	(32.20)	(1.00)	—	(1.00)	71.50	(30.90)%	1.55%	2.33%	1,417%	547
March 31, 2007†††	103.40	1.70	.40	2.10	(.80)	—	(.80)	104.70	1.96%	1.62%	1.54%	954%	187
March 31, 2006†††	97.20	1.40	6.40	7.80	(1.60)	—	(1.60)	103.40	8.07%	1.62%	1.40%	1,834%	97
Banking Fund C-Class
March 31, 2010†††	29.90	(.16)	17.99	17.83	(2.22)	—	(2.22)	45.51	60.86%	2.38%	(0.42)%	986%	5,607
March 31, 2009†††	69.50	.90	(39.20)	(38.30)	(1.30)	—	(1.30)	29.90	(55.64)%	2.40%	1.82%	1,055%	2,114
March 31, 2008†††	102.70	1.60	(33.80)	(32.20)	(1.00)	—	(1.00)	69.50	(31.51)%	2.35%	1.89%	1,417%	3,408
March 31, 2007†††	102.00	.70	.80	1.50	(.80)	—	(.80)	102.70	1.40%	2.37%	0.63%	954%	3,180
March 31, 2006†††	96.60	.60	6.40	7.00	(1.60)	—	(1.60)	102.00	7.29%	2.35%	0.59%	1,834%	673
Basic Materials Fund Investor Class
March 31, 2010	27.43	.24	17.07	17.31	(.09)	—	(.09)	44.65	63.12%	1.39%	0.65%	455%	44,582
March 31, 2009	50.49	.20	(22.77)	(22.57)	(.49)	—	(.49)	27.43	(44.54)%	1.37%	0.46%	288%	98,767
March 31, 2008	42.25	.15	8.18	8.33	(.09)	—	(.09)	50.49	19.71%	1.37%	0.31%	225%	120,870
March 31, 2007	35.23	.41	6.91	7.32	(.30)	—	(.30)	42.25	20.86%	1.36%	1.09%	442%	68,862
March 31, 2006	30.66	.32	4.44	4.76	(.19)	—	(.19)	35.23	15.60%	1.35%	1.04%	826%	23,630
Basic Materials Fund Advisor Class
March 31, 2010	26.06	.03	16.20	16.23	(.09)	—	(.09)	42.20	62.30%	1.89%	0.07%	455%	8,799
March 31, 2009	48.27	.05	(21.77)	(21.72)	(.49)	—	(.49)	26.06	(44.83)%	1.88%	0.13%	288%	4,705
March 31, 2008	40.61	(.11)	7.86	7.75	(.09)	—	(.09)	48.27	19.08%	1.87%	(0.25)%	225%	11,899
March 31, 2007	34.03	.26	6.62	6.88	(.30)	—	(.30)	40.61	20.30%	1.87%	0.72%	442%	15,974
March 31, 2006	29.78	.16	4.28	4.44	(.19)	—	(.19)	34.03	14.98%	1.85%	0.55%	826%	7,619
Basic Materials Fund A-Class
March 31, 2010	26.41	.15	16.41	16.56	(.09)	—	(.09)	42.88	62.72%	1.65%	0.40%	455%	8,159
March 31, 2009	48.80	.12	(22.02)	(21.90)	(.49)	—	(.49)	26.41	(44.71)%	1.63%	0.30%	288%	3,986
March 31, 2008	40.92	.03	7.94	7.97	(.09)	—	(.09)	48.80	19.47%	1.62%	0.07%	225%	6,985
March 31, 2007	34.19	.33	6.70	7.03	(.30)	—	(.30)	40.92	20.65%	1.62%	0.92%	442%	2,076
March 31, 2006	29.84	.29	4.25	4.54	(.19)	—	(.19)	34.19	15.29%	1.63%	0.97%	826%	659
82	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET	Net	and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET			Net		Net Assets,
	VALUE,	Investment	Gains	in Net Asset	from Net	from Net		VALUE,	Total		Investment	Portfolio	End of
	BEGINNING	Income	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total	Income	Turnover	Period
Year Ended	OF PERIOD	(Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	(Loss)	Rate	(000’s omitted)

Basic Materials Fund C-Class
March 31, 2010	$25.24	$(.13)	$15.65	$15.52	$(.09)	$—	$(.09)	$40.67	61.51%	2.40%	(0.37)%	455%	$9,125
March 31, 2009	47.02	(.18)	(21.11)	(21.29)	(.49)	—	(.49)	25.24	(45.11)%	2.38%	(0.46)%	288%	4,024
March 31, 2008	39.76	(.28)	7.63	7.35	(.09)	—	(.09)	47.02	18.48%	2.37%	(0.63)%	225%	12,725
March 31, 2007	33.48	.04	6.54	6.58	(.30)	—	(.30)	39.76	19.74%	2.37%	0.11%	442%	7,017
March 31, 2006	29.44	.03	4.20	4.23	(.19)	—	(.19)	33.48	14.44%	2.36%	0.11%	826%	6,041
Biotechnology Fund Investor Class
March 31, 2010	19.37	(.21)	8.18	7.97	—	—	—	27.34	41.15%	1.39%	(0.90)%	316%	147,631
March 31, 2009	21.51	(.19)	(1.95)	(2.14)	—	—	—	19.37	(9.95)%	1.38%	(0.86)%	370%	65,829
March 31, 2008	21.21	(.22)	.52	.30	—	—	—	21.51	1.41%	1.39%	(0.94)%	193%	47,696
March 31, 2007	23.45	(.27)	(1.97)	(2.24)	—	—	—	21.21	(9.55)%	1.37%	(1.23)%	269%	61,366
March 31, 2006	17.59	(.26)	6.12	5.86	—	—	—	23.45	33.31%	1.34%	(1.25)%	338%	104,126
Biotechnology Fund Advisor Class
March 31, 2010	18.27	(.30)	7.69	7.39	—	—	—	25.66	40.45%	1.89%	(1.38)%	316%	9,144
March 31, 2009	20.39	(.29)	(1.83)	(2.12)	—	—	—	18.27	(10.40)%	1.88%	(1.40)%	370%	6,675
March 31, 2008	20.20	(.31)	.50	.19	—	—	—	20.39	0.94%	1.89%	(1.42)%	193%	4,220
March 31, 2007	22.44	(.37)	(1.87)	(2.24)	—	—	—	20.20	(9.98)%	1.87%	(1.75)%	269%	5,295
March 31, 2006	16.91	(.36)	5.89	5.53	—	—	—	22.44	32.70%	1.86%	(1.76)%	338%	26,240
Biotechnology Fund A-Class
March 31, 2010	18.45	(.25)	7.78	7.53	—	—	—	25.98	40.81%	1.64%	(1.12)%	316%	2,869
March 31, 2009	20.54	(.24)	(1.85)	(2.09)	—	—	—	18.45	(10.18)%	1.64%	(1.17)%	370%	4,346
March 31, 2008	20.30	(.27)	.51	.24	—	—	—	20.54	1.18%	1.62%	(1.26)%	193%	2,321
March 31, 2007	22.50	(.31)	(1.89)	(2.20)	—	—	—	20.30	(9.78)%	1.62%	(1.50)%	269%	849
March 31, 2006	16.93	(.33)	5.90	5.57	—	—	—	22.50	32.90%	1.63%	(1.52)%	338%	5,087
Biotechnology Fund C-Class
March 31, 2010	17.87	(.38)	7.47	7.09	—	—	—	24.96	39.68%	2.39%	(1.78)%	316%	4,705
March 31, 2009	20.03	(.38)	(1.78)	(2.16)	—	—	—	17.87	(10.78)%	2.39%	(1.89)%	370%	4,028
March 31, 2008	19.95	(.42)	.50	.08	—	—	—	20.03	0.40%	2.38%	(1.99)%	193%	3,671
March 31, 2007	22.27	(.46)	(1.86)	(2.32)	—	—	—	19.95	(10.42)%	2.36%	(2.23)%	269%	2,678
March 31, 2006	16.87	(.47)	5.87	5.40	—	—	—	22.27	32.01%	2.36%	(2.27)%	338%	7,786
Consumer Products Fund Investor Class
March 31, 2010	26.39	.50	11.04	11.54	(.10)	—	(.10)	37.83	43.75%	1.37%	1.46%	200%	182,915
March 31, 2009	36.40	.55	(10.35)	(9.80)	(.21)	—	(.21)	26.39	(26.96)%	1.38%	1.81%	445%	14,703
March 31, 2008	36.11	.52	.13	.65	(.36)	—	(.36)	36.40	1.72%	1.37%	1.37%	449%	8,722
March 31, 2007	31.03	.43	4.71	5.14	(.06)	—	(.06)	36.11	16.58%	1.37%	1.29%	455%	21,814
March 31, 2006	30.50	.30	.65	.95	(.42)	—	(.42)	31.03	3.13%	1.32%	0.98%	813%	11,815
Consumer Products Fund Advisor Class
March 31, 2010	25.09	.35	10.43	10.78	(.10)	—	(.10)	35.77	42.99%	1.88%	1.17%	200%	5,824
March 31, 2009	34.78	.34	(9.82)	(9.48)	(.21)	—	(.21)	25.09	(27.29)%	1.87%	1.18%	445%	11,113
March 31, 2008	34.68	.15	.31	.46	(.36)	—	(.36)	34.78	1.25%	1.87%	0.42%	449%	5,384
March 31, 2007	29.96	.20	4.58	4.78	(.06)	—	(.06)	34.68	15.97%	1.86%	0.64%	455%	5,754
March 31, 2006	29.66	.03	.69	.72	(.42)	—	(.42)	29.96	2.44%	1.82%	0.08%	813%	6,487
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	83

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET	Net	and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET			Net		Net Assets,
	VALUE,	Investment	Gains	in Net Asset	from Net	from Net		VALUE,	Total		Investment	Portfolio	End of
	BEGINNING	Income	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total	Income	Turnover	Period
Year Ended	OF PERIOD	(Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	(Loss)	Rate	(000’s omitted)

Consumer Products Fund A-Class
March 31, 2010	$25.37	$.55	$10.44	$10.99	$(.10)	$—	$(.10)	$36.26	43.34%	1.63%	1.72%	200%	$21,277
March 31, 2009	35.09	.42	(9.93)	(9.51)	(.21)	—	(.21)	25.37	(27.14)%	1.63%	1.41%	445%	2,898
March 31, 2008	34.90	.50	.05	.55	(.36)	—	(.36)	35.09	1.50%	1.63%	1.38%	449%	1,682
March 31, 2007	30.07	.42	4.47	4.89	(.06)	—	(.06)	34.90	16.27%	1.61%	1.30%	455%	3,935
March 31, 2006	29.69	.18	.62	.80	(.42)	—	(.42)	30.07	2.71%	1.60%	0.62%	813%	1,475
Consumer Products Fund C-Class
March 31, 2010	24.36	.24	10.07	10.31	(.10)	—	(.10)	34.57	42.35%	2.38%	0.77%	200%	4,194
March 31, 2009	33.95	.19	(9.57)	(9.38)	(.21)	—	(.21)	24.36	(27.67)%	2.38%	0.65%	445%	3,067
March 31, 2008	34.04	.17	.10	.27	(.36)	—	(.36)	33.95	0.71%	2.37%	0.49%	449%	3,903
March 31, 2007	29.55	.20	4.35	4.55	(.06)	—	(.06)	34.04	15.41%	2.36%	0.62%	455%	5,472
March 31, 2006	29.53	(.03)	.47	.44	(.42)	—	(.42)	29.55	1.50%	2.33%	(0.11)%	813%	1,340
Electronics Fund Investor Class
March 31, 2010†††	32.76	(.02)	19.59	19.57	—	—	—	52.33	59.74%	1.38%	(0.06)%	592%	15,988
March 31, 2009†††	50.30	(— )§	(17.54)	(17.54)	—	—	—	32.76	(34.89)%	1.34%	(0.03)%	408%	106,703
March 31, 2008†††	62.30	(.25)	(11.75)	(12.00)	—	—	—	50.30	(19.26)%	1.36%	(0.37)%	784%	9,835
March 31, 2007†††	67.60	(.50)	(4.80)	(5.30)	—	—	—	62.30	(7.84)%	1.37%	(0.76)%	759%	15,376
March 31, 2006†††	51.55	(.55)	16.60	16.05	—	—	—	67.60	31.13%	1.34%	(0.91)%	911%	34,194
Electronics Fund Advisor Class
March 31, 2010†††	31.01	(.16)	18.41	18.25	—	—	—	49.26	58.85%	1.87%	(0.39)%	592%	1,634
March 31, 2009†††	47.80	(.10)	(16.69)	(16.79)	—	—	—	31.01	(35.15)%	1.86%	(0.29)%	408%	3,152
March 31, 2008†††	59.40	(.60)	(11.00)	(11.60)	—	—	—	47.80	(19.53)%	1.88%	(0.98)%	784%	566
March 31, 2007†††	64.90	(.75)	(4.75)	(5.50)	—	—	—	59.40	(8.47)%	1.87%	(1.20)%	759%	1,511
March 31, 2006†††	49.75	(.80)	15.95	15.15	—	—	—	64.90	30.45%	1.84%	(1.39)%	911%	14,089
Electronics Fund A-Class
March 31, 2010†††	31.31	(.14)	18.71	18.57	—	—	—	49.88	59.31%	1.62%	(0.31)%	592%	1,329
March 31, 2009†††	48.25	(.10)	(16.84)	(16.94)	—	—	—	31.31	(35.13)%	1.60%	(0.26)%	408%	42
March 31, 2008†††	59.95	(.55)	(11.15)	(11.70)	—	—	—	48.25	(19.52)%	1.62%	(0.90)%	784%	85
March 31, 2007†††	65.15	(.55)	(4.65)	(5.20)	—	—	—	59.95	(7.98)%	1.63%	(0.94)%	759%	130
March 31, 2006†††	49.80	(.70)	16.05	15.35	—	—	—	65.15	30.82%	1.64%	(1.18)%	911%	1,253
Electronics Fund C-Class
March 31, 2010†††	30.28	(.51)	18.13	17.62	—	—	—	47.90	58.19%	2.38%	(1.21)%	592%	3,342
March 31, 2009†††	46.90	(.30)	(16.32)	(16.62)	—	—	—	30.28	(35.39)%	2.42%	(0.74)%	408%	460
March 31, 2008†††	58.65	(.75)	(11.00)	(11.75)	—	—	—	46.90	(20.03)%	2.38%	(1.26)%	784%	962
March 31, 2007†††	64.30	(1.00)	(4.65)	(5.65)	—	—	—	58.65	(8.79)%	2.36%	(1.72)%	759%	2,876
March 31, 2006†††	49.50	(1.05)	15.85	14.80	—	—	—	64.30	29.90%	2.36%	(1.91)%	911%	5,015
Energy Fund Investor Class
March 31, 2010	14.01	.10	6.82	6.92	(.02)	—	(.02)	20.91	49.37%	1.38%	0.51%	228%	35,228
March 31, 2009	27.29	.06	(12.61)	(12.55)	—	(.73)	(.73)	14.01	(46.01)%	1.37%	0.28%	310%	53,627
March 31, 2008	23.19	(.03)	4.86	4.83	—	(.73)	(.73)	27.29	20.91%	1.37%	(0.10)%	188%	63,325
March 31, 2007	21.68	(— )§	1.92	1.92	—	(.41)	(.41)	23.19	8.87%	1.36%	(0.01)%	283%	75,204
March 31, 2006	17.12	.02	5.02	5.04	(.03)	(.45)	(.48)	21.68	29.60%	1.34%	0.08%	415%	90,331
84	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET	Net	and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET				Net		Net Assets,
	VALUE,	Investment	Gains	in Net Asset	from Net	from Net		VALUE,	Total			Investment	Portfolio	End of
	BEGINNING	Income	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total	Net	Income	Turnover	Period
Year Ended	OF PERIOD	(Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	Expenses	(Loss)	Rate	(000’s omitted)

Energy Fund Advisor Class
March 31, 2010	$13.28	$ (— )§	$6.46	$6.46	$(.02)	$—	$(.02)	$19.72	48.62%	1.88%	1.88%	(0.02)%	228%	$6,489
March 31, 2009	26.07	(.04)	(12.02)	(12.06)	—	(.73)	(.73)	13.28	(46.29)%	1.88%	1.88%	(0.16)%	310%	4,679
March 31, 2008	22.29	(.15)	4.66	4.51	—	(.73)	(.73)	26.07	20.31%	1.86%	1.86%	(0.58)%	188%	17,713
March 31, 2007	20.96	(.12)	1.86	1.74	—	(.41)	(.41)	22.29	8.31%	1.86%	1.86%	(0.54)%	283%	14,613
March 31, 2006	16.65	(.07)	4.86	4.79	(.03)	(.45)	(.48)	20.96	28.93%	1.85%	1.84%	(0.38)%	415%	18,162
Energy Fund A-Class
March 31, 2010	13.44	.06	6.53	6.59	(.02)	—	(.02)	20.01	49.01%	1.63%	1.63%	0.35%	228%	3,903
March 31, 2009	26.30	.02	(12.15)	(12.13)	—	(.73)	(.73)	13.44	(46.15)%	1.63%	1.63%	0.10%	310%	4,845
March 31, 2008	22.44	(.08)	4.67	4.59	—	(.73)	(.73)	26.30	20.54%	1.61%	1.61%	(0.31)%	188%	6,378
March 31, 2007	21.04	(.06)	1.87	1.81	—	(.41)	(.41)	22.44	8.62%	1.61%	1.61%	(0.29)%	283%	3,307
March 31, 2006	16.68	(.05)	4.89	4.84	(.03)	(.45)	(.48)	21.04	29.18%	1.61%	1.60%	(0.25)%	415%	3,210
Energy Fund C-Class
March 31, 2010	12.84	(.08)	6.23	6.15	(.02)	—	(.02)	18.97	47.87%	2.38%	2.38%	(0.48)%	228%	13,972
March 31, 2009	25.37	(.14)	(11.66)	(11.80)	—	(.73)	(.73)	12.84	(46.55)%	2.38%	2.38%	(0.65)%	310%	9,865
March 31, 2008	21.81	(.27)	4.56	4.29	—	(.73)	(.73)	25.37	19.74%	2.36%	2.36%	(1.07)%	188%	20,989
March 31, 2007	20.62	(.21)	1.81	1.60	—	(.41)	(.41)	21.81	7.77%	2.36%	2.36%	(1.00)%	283%	18,624
March 31, 2006	16.47	(.16)	4.79	4.63	(.03)	(.45)	(.48)	20.62	28.27%	2.35%	2.35%	(0.88)%	415%	23,734
Energy Services Fund Investor Class
March 31, 2010	25.07	(.01)	17.77	17.76	—	—	—	42.83	70.84%	1.38%	1.38%	(0.01)%	472%	49,371
March 31, 2009	58.04	(.24)	(32.73)	(32.97)	—	—	—	25.07	(56.81)%	1.37%	1.37%	(0.48)%	207%	59,706
March 31, 2008	47.47	(.43)	11.00	10.57	—	—	—	58.04	22.27%	1.37%	1.37%	(0.77)%	193%	82,691
March 31, 2007	45.05	(.36)	2.78	2.42	—	—	—	47.47	5.37%	1.36%	1.36%	(0.80)%	196%	91,095
March 31, 2006	30.12	(.30)	15.23	14.93	—	—	—	45.05	49.57%	1.35%	1.35%	(0.81)%	324%	147,439
Energy Services Fund Advisor Class
March 31, 2010	23.83	(.26)	16.93	16.67	—	—	—	40.50	69.95%	1.88%	1.88%	(0.70)%	472%	6,631
March 31, 2009	55.45	(.43)	(31.19)	(31.62)	—	—	—	23.83	(57.02)%	1.88%	1.88%	(0.92)%	207%	7,058
March 31, 2008	45.58	(.69)	10.56	9.87	—	—	—	55.45	21.65%	1.87%	1.87%	(1.28)%	193%	15,929
March 31, 2007	43.46	(.58)	2.70	2.12	—	—	—	45.58	4.88%	1.86%	1.86%	(1.35)%	196%	18,237
March 31, 2006	29.21	(.47)	14.72	14.25	—	—	—	43.46	48.78%	1.85%	1.85%	(1.33)%	324%	44,033
Energy Services Fund A-Class
March 31, 2010	24.13	(.16)	17.15	16.99	—	—	—	41.12	70.41%	1.63%	1.63%	(0.43)%	472%	8,957
March 31, 2009	55.99	(.31)	(31.55)	(31.86)	—	—	—	24.13	(56.90)%	1.63%	1.63%	(0.68)%	207%	4,920
March 31, 2008	45.90	(.55)	10.64	10.09	—	—	—	55.99	21.98%	1.62%	1.62%	(1.01)%	193%	11,450
March 31, 2007	43.67	(.41)	2.64	2.23	—	—	—	45.90	5.11%	1.61%	1.61%	(0.97)%	196%	6,151
March 31, 2006	29.25	(.39)	14.81	14.42	—	—	—	43.67	49.30%	1.63%	1.63%	(1.00)%	324%	6,569
Energy Services Fund C-Class
March 31, 2010	23.19	(.44)	16.47	16.03	—	—	—	39.22	69.12%	2.38%	2.38%	(1.25)%	472%	11,059
March 31, 2009	54.22	(.64)	(30.39)	(31.03)	—	—	—	23.19	(57.23)%	2.38%	2.38%	(1.41)%	207%	9,196
March 31, 2008	44.79	(.93)	10.36	9.43	—	—	—	54.22	21.05%	2.37%	2.37%	(1.76)%	193%	29,316
March 31, 2007	42.92	(.74)	2.61	1.87	—	—	—	44.79	4.36%	2.36%	2.36%	(1.77)%	196%	24,500
March 31, 2006	28.98	(.65)	14.59	13.94	—	—	—	42.92	48.10%	2.36%	2.36%	(1.82)%	324%	27,542
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	85

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET	Net	and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET				Net		Net Assets,
	VALUE,	Investment	Gains	in Net Asset	from Net	from Net		VALUE,	Total			Investment	Portfolio	End of
	BEGINNING	Income	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total	Net	Income	Turnover	Period
Year Ended	OF PERIOD	(Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	Expenses	(Loss)	Rate	(000’s omitted)

Financial Services Fund Investor Class
March 31, 2010†††	$44.37	$.41	$31.07	$31.48	$(.62)	$—	$(.62)	$75.23	71.12%	1.38%	1.38%	0.64%	447%	$26,364
March 31, 2009†††	101.80	1.60	(57.13)	(55.53)	(1.90)	—	(1.90)	44.37	(54.76)%	1.37%	1.37%	2.16%	755%	13,257
March 31, 2008†††	142.50	1.70	(40.20)	(38.50)	(2.20)	—	(2.20)	101.80	(27.26)%	1.38%	1.38%	1.25%	913%	4,640
March 31, 2007†††	132.60	1.40	9.14	10.54	(.64)	—	(.64)	142.50	7.94%	1.34%	1.34%	1.03%	534%	22,658
March 31, 2006†††	114.00	1.70	18.10	19.80	(1.20)	—	(1.20)	132.60	17.42%	1.36%	1.34%	1.32%	821%	12,226
Financial Services Fund Advisor Class
March 31, 2010†††	42.28	.12	29.51	29.63	(.62)	—	(.62)	71.29	70.26%	1.88%	1.88%	0.21%	447%	3,285
March 31, 2009†††	97.80	1.30	(54.92)	(53.62)	(1.90)	—	(1.90)	42.28	(55.06)%	1.88%	1.88%	1.83%	755%	2,710
March 31, 2008†††	137.60	.90	(38.50)	(37.60)	(2.20)	—	(2.20)	97.80	(27.58)%	1.89%	1.89%	0.70%	913%	1,957
March 31, 2007†††	128.80	.70	8.74	9.44	(.64)	—	(.64)	137.60	7.32%	1.84%	1.84%	0.54%	534%	16,786
March 31, 2006†††	111.30	1.00	17.70	18.70	(1.20)	—	(1.20)	128.80	16.85%	1.85%	1.83%	0.82%	821%	6,801
Financial Services Fund A-Class
March 31, 2010†††	42.80	.30	29.90	30.20	(.62)	—	(.62)	72.38	70.74%	1.63%	1.63%	0.50%	447%	1,408
March 31, 2009†††	98.60	1.30	(55.20)	(53.90)	(1.90)	—	(1.90)	42.80	(54.92)%	1.62%	1.62%	1.97%	755%	2,683
March 31, 2008†††	138.20	1.60	(39.00)	(37.40)	(2.20)	—	(2.20)	98.60	(27.32)%	1.59%	1.59%	1.42%	913%	1,367
March 31, 2007†††	129.10	1.00	8.74	9.74	(.64)	—	(.64)	138.20	7.54%	1.61%	1.61%	0.74%	534%	1,107
March 31, 2006†††	111.30	1.40	17.60	19.00	(1.20)	—	(1.20)	129.10	17.12%	1.65%	1.64%	1.18%	821%	4,295
Financial Services Fund C-Class
March 31, 2010†††	41.01	(.24)	28.64	28.40	(.62)	—	(.62)	68.79	69.44%	2.38%	2.38%	(0.40)%	447%	1,942
March 31, 2009†††	95.10	.80	(52.99)	(52.19)	(1.90)	—	(1.90)	41.01	(55.16)%	2.38%	2.38%	1.13%	755%	1,407
March 31, 2008†††	134.60	.50	(37.80)	(37.30)	(2.20)	—	(2.20)	95.10	(27.98)%	2.37%	2.37%	0.45%	913%	2,847
March 31, 2007†††	126.70	.10	8.44	8.54	(.64)	—	(.64)	134.60	6.73%	2.34%	2.34%	0.06%	534%	5,382
March 31, 2006†††	110.10	.10	17.70	17.80	(1.20)	—	(1.20)	126.70	16.21%	2.36%	2.34%	0.11%	821%	2,081
Health Care Fund Investor Class
March 31, 2010	11.20	(.01)	4.62	4.61	(.01)	—	(.01)	15.80	41.17%	1.37%	1.37%	(0.04)%	241%	195,616
March 31, 2009	14.28	.07	(3.15)	(3.08)	—	—	—	11.20	(21.57)%	1.36%	1.36%	0.48%	745%	13,920
March 31, 2008	15.28	(.02)	(.98)	(1.00)	—	—	—	14.28	(6.54)%	1.37%	1.37%	(0.13)%	444%	22,062
March 31, 2007	14.54	.03	.71	.74	—	—	—	15.28	5.09%	1.35%	1.35%	0.23%	545%	33,878
March 31, 2006	12.71	(.05)	1.88	1.83	—	—	—	14.54	14.40%	1.33%	1.33%	(0.35)%	568%	46,432
Health Care Fund Advisor Class
March 31, 2010	10.58	(.04)	4.32	4.28	(.01)	—	(.01)	14.85	40.46%	1.88%	1.88%	(0.33)%	241%	3,432
March 31, 2009	13.57	.01	(3.00)	(2.99)	—	—	—	10.58	(22.03)%	1.93%	1.93%	0.04%	745%	6,353
March 31, 2008	14.59	(.09)	(.93)	(1.02)	—	—	—	13.57	(6.99)%	1.86%	1.86%	(0.60)%	444%	13,099
March 31, 2007	13.94	(.05)	.70	.65	—	—	—	14.59	4.66%	1.85%	1.85%	(0.37)%	545%	17,327
March 31, 2006	12.25	(.12)	1.81	1.69	—	—	—	13.94	13.80%	1.84%	1.84%	(0.89)%	568%	14,577
Health Care Fund A-Class
March 31, 2010	10.69	(.03)	4.40	4.37	(.01)	—	(.01)	15.05	40.88%	1.62%	1.62%	(0.25)%	241%	6,204
March 31, 2009	13.68	.02	(3.01)	(2.99)	—	—	—	10.69	(21.86)%	1.63%	1.63%	0.15%	745%	997
March 31, 2008	14.67	(.06)	(.93)	(.99)	—	—	—	13.68	(6.75)%	1.61%	1.61%	(0.36)%	444%	730
March 31, 2007	13.98	(.02)	.71	.69	—	—	—	14.67	4.94%	1.60%	1.60%	(0.13)%	545%	818
March 31, 2006	12.25	(.08)	1.81	1.73	—	—	—	13.98	14.12%	1.62%	1.62%	(0.60)%	568%	2,239
86	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
											AVERAGE NET ASSETS:
				Net Realized	Net Increase
	NET ASSET	Net		and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET			Net			Net Assets,
	VALUE,	Investment		Gains	in Net Asset	from Net	from Net		VALUE,	Total		Investment		Portfolio	End of
	BEGINNING	Income		(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total	Income		Turnover	Period
Year Ended	OF PERIOD	(Loss)†		Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	(Loss)		Rate	(000’s omitted)

Health Care Fund C-Class
March 31, 2010	$10.30	$(.11)		$4.21	$4.10	$(.01)	$—	$(.01)	$14.39	39.81%	2.38%	(0.91)%		241%	$8,393
March 31, 2009	13.28	(.08)		(2.90)	(2.98)	—	—	—	10.30	(22.44)%	2.38%	(0.65)%		745%	5,101
March 31, 2008	14.35	(.16)		(.91)	(1.07)	—	—	—	13.28	(7.46)%	2.37%	(1.12)%		444%	5,677
March 31, 2007	13.79	(.10)		.66	.56	—	—	—	14.35	4.06%	2.34%	(0.73)%		545%	8,720
March 31, 2006	12.19	(.18)		1.78	1.60	—	—	—	13.79	13.13%	2.34%	(1.39)%		568%	7,114
Internet Fund Investor Class
March 31, 2010	26.58	(.38)		15.54	15.16	—	—	—	41.74	57.04%	1.37%	(1.12)%		443%	21,924
March 31, 2009	38.55	(.29)		(11.23)	(11.52)	(.45)	—	(.45)	26.58	(29.63)%	1.35%	(1.01)%		550%	61,745
March 31, 2008	41.11	.46	à	(2.87)	(2.41)	(.15)	—	(.15)	38.55	(5.92)%	1.38%	1.00	%àà	870%	4,365
March 31, 2007	40.22	(.44)		1.33	.89	—	—	—	41.11	2.21%	1.37%	(1.09)%		864%	5,496
March 31, 2006	32.29	(.40)		8.33	7.93	—	—	—	40.22	24.56%	1.34%	(1.10)%		1,371%	16,288
Internet Fund Advisor Class
March 31, 2010	25.32	(.58)		14.83	14.25	—	—	—	39.57	56.28%	1.88%	(1.74)%		443%	3,908
March 31, 2009	36.95	(.41)		(10.77)	(11.18)	(.45)	—	(.45)	25.32	(29.99)%	1.87%	(1.43)%		550%	3,604
March 31, 2008	39.61	(.09	)à	(2.42)	(2.51)	(.15)	—	(.15)	36.95	(6.40)%	1.88%	(0.21	)%àà	870%	1,364
March 31, 2007	38.94	(.63)		1.30	.67	—	—	—	39.61	1.72%	1.87%	(1.60)%		864%	863
March 31, 2006	31.41	(.55)		8.08	7.53	—	—	—	38.94	23.97%	1.85%	(1.58)%		1,371%	3,696
Internet Fund A-Class
March 31, 2010	25.62	(.50)		15.00	14.50	—	—	—	40.12	56.60%	1.63%	(1.44)%		443%	2,989
March 31, 2009	37.29	(.33)		(10.89)	(11.22)	(.45)	—	(.45)	25.62	(29.82)%	1.62%	(1.07)%		550%	91
March 31, 2008	39.87	(.19	)à	(2.24)	(2.43)	(.15)	—	(.15)	37.29	(6.16)%	1.63%	(0.44	)%àà	870%	116
March 31, 2007	39.07	(.52)		1.32	.80	—	—	—	39.87	2.05%	1.61%	(1.37)%		864%	139
March 31, 2006	31.45	(.50)		8.12	7.62	—	—	—	39.07	24.23%	1.63%	(1.36)%		1,371%	470
Internet Fund C-Class
March 31, 2010	24.56	(.66)		14.27	13.61	—	—	—	38.17	55.42%	2.38%	(2.00)%		443%	1,057
March 31, 2009	36.01	(.59)		(10.41)	(11.00)	(.45)	—	(.45)	24.56	(30.28)%	2.38%	(1.95)%		550%	602
March 31, 2008	38.79	(.38	)à	(2.25)	(2.63)	(.15)	—	(.15)	36.01	(6.84)%	2.37%	(0.89	)%àà	870%	1,608
March 31, 2007	38.30	(.78)		1.27	.49	—	—	—	38.79	1.28%	2.36%	(2.10)%		864%	1,017
March 31, 2006	31.06	(.73)		7.97	7.24	—	—	—	38.30	23.31%	2.35%	(2.09)%		1,371%	2,273
Leisure Fund Investor Class
March 31, 2010	15.40	.03		12.05	12.08	—	—	—	27.48	78.44%	1.37%	0.13%		943%	13,186
March 31, 2009	31.72	.01		(16.33)	(16.32)	—	—	—	15.40	(51.45)%	1.37%	0.05%		1,529%	4,132
March 31, 2008	35.87	.09		(4.24)	(4.15)	—	—	—	31.72	(11.57)%	1.39%	0.24%		646%	3,283
March 31, 2007	32.56	(—	)§	3.31	3.31	—	—	—	35.87	10.17%	1.37%	(0.01)%		675%	9,130
March 31, 2006	30.50	(.07)		2.13	2.06	—	—	—	32.56	6.75%	1.34%	(0.25)%		734%	16,418
Leisure Fund Advisor Class
March 31, 2010	14.53	(.11)		11.39	11.28	—	—	—	25.81	77.63%	1.88%	(0.56)%		943%	1,111
March 31, 2009	30.06	(.03)		(15.50)	(15.53)	—	—	—	14.53	(51.66)%	1.88%	(0.11)%		1,529%	373
March 31, 2008	34.14	(.07)		(4.01)	(4.08)	—	—	—	30.06	(11.95)%	1.89%	(0.22)%		646%	1,611
March 31, 2007	31.15	(.10)		3.09	2.99	—	—	—	34.14	9.60%	1.87%	(0.32)%		675%	4,903
March 31, 2006	29.34	(.32)		2.13	1.81	—	—	—	31.15	6.17%	1.80%	(1.10)%		734%	5,372
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	87

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
											AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET	Net	and Unrealized	(Decrease)	Distributions	Distributions			NET ASSET			Net		Net Assets,
	VALUE,	Investment	Gains	in Net Asset	from Net	from Net			VALUE,	Total		Investment	Portfolio	End of
	BEGINNING	Income	(Losses) on	Value Resulting	Investment	Realized	Return	Total	END OF	Investment	Total	Income	Turnover	Period
Year Ended	OF PERIOD	(Loss)†	Investments	from Operations	Income	Gains	of Capital	Distributions	PERIOD	Return††	Expenses	(Loss)	Rate	(000’s omitted)
Leisure Fund A-Class
March 31, 2010	$14.67	$.17	$11.29	$11.46	$—	$—	$—	$—	$26.13	78.12%	1.63%	0.74%	943%	$489
March 31, 2009	30.30	(.04)	(15.59)	(15.63)	—	—	—	—	14.67	(51.58)%	1.63%	(0.16)%	1,529%	25
March 31, 2008	34.32	(.07)	(3.95)	(4.02)	—	—	—	—	30.30	(11.71)%	1.67%	(0.20)%	646%	206
March 31, 2007	31.24	(.14)	3.22	3.08	—	—	—	—	34.32	9.86%	1.60%	(0.41)%	675%	2,198
March 31, 2006	29.34	(.14)	2.04	1.90	—	—	—	—	31.24	6.48%	1.60%	(0.49)%	734%	68
Leisure Fund C-Class
March 31, 2010	14.26	(.22)	11.15	10.93	—	—	—	—	25.19	76.65%	2.38%	(1.01)%	943%	929
March 31, 2009	29.66	(.18)	(15.22)	(15.40)	—	—	—	—	14.26	(51.92)%	2.38%	(0.78)%	1,529%	123
March 31, 2008	33.86	(.28)	(3.92)	(4.20)	—	—	—	—	29.66	(12.40)%	2.40%	(0.81)%	646%	430
March 31, 2007	31.05	(.31)	3.12	2.81	—	—	—	—	33.86	9.05%	2.36%	(0.96)%	675%	3,091
March 31, 2006	29.39	(.40)	2.06	1.66	—	—	—	—	31.05	5.65%	2.32%	(1.40)%	734%	997
Precious Metals Fund Investor Class
March 31, 2010	46.36	(.44)	15.96	15.52	—	(.08)	(.07)	(.15)	61.73	33.44%	1.28%	(0.76)%	383%	113,546
March 31, 2009	69.89	(.23)	(23.30)	(23.53)	—	—	—	—	46.36	(33.67)%	1.28%	(0.48)%	245%	160,759
March 31, 2008	56.21	(.37)	14.05	13.68	—	—	—	—	69.89	24.34%	1.27%	(0.58)%	203%	149,805
March 31, 2007	54.50	(.03)	1.74	1.71	—	—	—	—	56.21	3.14%	1.26%	(0.05)%	259%	149,876
March 31, 2006	35.64	(.07)	18.93	18.86	—	—	—	—	54.50	52.92%	1.24%	(0.16)%	277%	213,017
Precious Metals Fund Advisor Class
March 31, 2010	45.12	(.79)	15.61	14.82	—	(.08)	(.07)	(.15)	59.79	32.81%	1.77%	(1.35)%	383%	18,677
March 31, 2009	68.36	(.50)	(22.74)	(23.24)	—	—	—	—	45.12	(34.00)%	1.77%	(1.02)%	245%	12,056
March 31, 2008	55.24	(.69)	13.81	13.12	—	—	—	—	68.36	23.75%	1.77%	(1.09)%	203%	11,817
March 31, 2007	53.83	(.27)	1.68	1.41	—	—	—	—	55.24	2.62%	1.76%	(0.51)%	259%	8,387
March 31, 2006	35.37	(.28)	18.74	18.46	—	—	—	—	53.83	52.19%	1.75%	(0.70)%	277%	14,087
Precious Metals Fund A-Class
March 31, 2010	45.64	(.59)	15.73	15.14	—	(.08)	(.07)	(.15)	60.63	33.14%	1.52%	(1.04)%	383%	8,422
March 31, 2009	68.96	(.36)	(22.96)	(23.32)	—	—	—	—	45.64	(33.82)%	1.53%	(0.71)%	245%	8,484
March 31, 2008	55.59	(.55)	13.92	13.37	—	—	—	—	68.96	24.05%	1.52%	(0.84)%	203%	10,911
March 31, 2007	54.03	(.15)	1.71	1.56	—	—	—	—	55.59	2.89%	1.51%	(0.28)%	259%	4,778
March 31, 2006	35.41	(.19)	18.81	18.62	—	—	—	—	54.03	52.58%	1.52%	(0.43)%	277%	5,701
Precious Metals Fund C-Class
March 31, 2010	42.92	(.97)	14.78	13.81	—	(.08)	(.07)	(.15)	56.58	32.14%	2.28%	(1.81)%	383%	23,483
March 31, 2009	65.38	(.68)	(21.78)	(22.46)	—	—	—	—	42.92	(34.35)%	2.27%	(1.43)%	245%	20,452
March 31, 2008	53.12	(.97)	13.23	12.26	—	—	—	—	65.38	23.08%	2.27%	(1.60)%	203%	26,319
March 31, 2007	52.02	(.51)	1.61	1.10	—	—	—	—	53.12	2.11%	2.26%	(1.00)%	259%	23,486
March 31, 2006	34.37	(.46)	18.11	17.65	—	—	—	—	52.02	51.35%	2.25%	(1.20)%	277%	24,266
Retailing Fund Investor Class
March 31, 2010	8.58	.03	4.14	4.17	—	—	—	—	12.75	48.60%	1.38%	0.28%	1,049%	12,060
March 31, 2009	11.54	(.01)	(2.95)	(2.96)	—	—	—	—	8.58	(25.65)%	1.32%	(0.14)%	461%	84,894
March 31, 2008	14.47	(.04)	(2.89)	(2.93)	—	—	—	—	11.54	(20.25)%	1.37%	(0.27)%	1,205%	3,152
March 31, 2007	13.48	(.06)	1.05	.99	—	—	—	—	14.47	7.34%	1.36%	(0.45)%	952%	4,033
March 31, 2006	12.30	(.08)	1.26	1.18	—	—	—	—	13.48	9.59%	1.33%	(0.60)%	1,163%	7,608
88	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET		and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET					Net Assets,
	VALUE,	Net	Gains	in Net Asset	from Net	from Net		VALUE,	Total		Net	Portfolio	End of
	BEGINNING	Investment	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total	Investment	Turnover	Period
Year Ended	OF PERIOD	Loss†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	Loss	Rate	(000’s omitted)
Retailing Fund Advisor Class
March 31, 2010	$8.20	$(.06)	$4.00	$3.94	$—	$—	$—	$12.14	48.05%	1.87%	(0.57)%	1,049%	$2,350
March 31, 2009	11.10	(.02)	(2.88)	(2.90)	—	—	—	8.20	(26.13)%	1.88%	(0.26)%	461%	901
March 31, 2008	13.97	(.12)	(2.75)	(2.87)	—	—	—	11.10	(20.54)%	1.87%	(0.89)%	1,205%	800
March 31, 2007	13.07	(.10)	1.00	.90	—	—	—	13.97	6.89%	1.86%	(0.73)%	952%	2,791
March 31, 2006	11.99	(.15)	1.23	1.08	—	—	—	13.07	9.01%	1.82%	(1.18)%	1,163%	3,385
Retailing Fund A-Class
March 31, 2010	8.30	(.01)	4.02	4.01	—	—	—	12.31	48.31%	1.62%	(0.12)%	1,049%	395
March 31, 2009	11.18	(.02)	(2.86)	(2.88)	—	—	—	8.30	(25.76)%	1.63%	(0.17)%	461%	49
March 31, 2008	14.04	(.10)	(2.76)	(2.86)	—	—	—	11.18	(20.37)%	1.63%	(0.73)%	1,205%	101
March 31, 2007	13.10	(.07)	1.01	.94	—	—	—	14.04	7.18%	1.57%	(0.54)%	952%	385
March 31, 2006	12.01	(.11)	1.20	1.09	—	—	—	13.10	9.08%	1.59%	(0.87)%	1,163%	46
Retailing Fund C-Class
March 31, 2010	7.92	(.10)	3.83	3.73	—	—	—	11.65	47.10%	2.38%	(1.08)%	1,049%	1,709
March 31, 2009	10.76	(.07)	(2.77)	(2.84)	—	—	—	7.92	(26.39)%	2.38%	(0.76)%	461%	1,008
March 31, 2008	13.62	(.17)	(2.69)	(2.86)	—	—	—	10.76	(21.00)%	2.37%	(1.36)%	1,205%	1,291
March 31, 2007	12.80	(.15)	.97	.82	—	—	—	13.62	6.41%	2.34%	(1.17)%	952%	2,650
March 31, 2006	11.80	(.20)	1.20	1.00	—	—	—	12.80	8.47%	2.34%	(1.65)%	1,163%	1,586
Technology Fund Investor Class
March 31, 2010	7.70	(.05)	4.38	4.33	—	—	—	12.03	56.23%	1.38%	(0.52)%	335%	37,391
March 31, 2009	11.77	(.03)	(4.04)	(4.07)	—	—	—	7.70	(34.58)%	1.37%	(0.29)%	564%	11,601
March 31, 2008	12.53	(.10)	(.66)	(.76)	—	—	—	11.77	(6.07)%	1.37%	(0.72)%	694%	9,916
March 31, 2007	12.35	(.11)	.29	.18	—	—	—	12.53	1.46%	1.36%	(0.91)%	684%	14,274
March 31, 2006	10.35	(.09)	2.12	2.03	(.03)	—	(.03)	12.35	19.65%	1.33%	(0.79)%	666%	21,182
Technology Fund Advisor Class
March 31, 2010	7.32	(.11)	4.18	4.07	—	—	—	11.39	55.60%	1.87%	(1.04)%	335%	17,969
March 31, 2009	11.27	(.05)	(3.90)	(3.95)	—	—	—	7.32	(35.05)%	1.87%	(0.53)%	564%	1,914
March 31, 2008	12.05	(.15)	(.63)	(.78)	—	—	—	11.27	(6.47)%	1.88%	(1.16)%	694%	2,077
March 31, 2007	11.94	(.16)	.27	.11	—	—	—	12.05	0.92%	1.86%	(1.41)%	684%	4,807
March 31, 2006	10.06	(.14)	2.05	1.91	(.03)	—	(.03)	11.94	19.02%	1.84%	(1.32)%	666%	12,737
Technology Fund A-Class
March 31, 2010	7.37	(.08)	4.20	4.12	—	—	—	11.49	55.90%	1.63%	(0.78)%	335%	3,936
March 31, 2009	11.32	(.04)	(3.91)	(3.95)	—	—	—	7.37	(34.89)%	1.63%	(0.41)%	564%	1,669
March 31, 2008	12.09	(.11)	(.66)	(.77)	—	—	—	11.32	(6.37)%	1.60%	(0.86)%	694%	546
March 31, 2007	11.95	(.14)	.28	.14	—	—	—	12.09	1.17%	1.61%	(1.18)%	684%	278
March 31, 2006	10.07	(.13)	2.04	1.91	(.03)	—	(.03)	11.95	19.00%	1.63%	(1.15)%	666%	633
Technology Fund C-Class
March 31, 2010	7.14	(.14)	4.05	3.91	—	—	—	11.05	54.76%	2.38%	(1.49)%	335%	3,719
March 31, 2009	11.04	(.12)	(3.78)	(3.90)	—	—	—	7.14	(35.33)%	2.38%	(1.24)%	564%	1,335
March 31, 2008	11.87	(.21)	(.62)	(.83)	—	—	—	11.04	(6.99)%	2.35%	(1.67)%	694%	2,448
March 31, 2007	11.81	(.22)	.28	.06	—	—	—	11.87	0.51%	2.35%	(1.91)%	684%	1,538
March 31, 2006	10.01	(.21)	2.04	1.83	(.03)	—	(.03)	11.81	18.31%	2.35%	(1.88)%	666%	2,800
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	89

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET	Net	and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET			Net		Net Assets,
	VALUE,	Investment	Gains	in Net Asset	from Net	from Net		VALUE,	Total		Investment	Portfolio	End of
	BEGINNING	Income	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total	Income	Turnover	Period
Year Ended	OF PERIOD	(Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	(Loss)	Rate	(000’s omitted)
Telecommunications Fund Investor Class
March 31, 2010	$10.29	$.26	$3.52	$3.78	$(.34)	$—	$(.34)	$13.73	36.88%	1.39%	2.03%	867%	$4,677
March 31, 2009	17.04	.27	(6.68)	(6.41)	(.34)	—	(.34)	10.29	(37.55)%	1.39%	1.92%	672%	4,440
March 31, 2008	19.02	.12	(2.08)	(1.96)	(.02)	—	(.02)	17.04	(10.32)%	1.37%	0.58%	528%	11,134
March 31, 2007	17.74	.16	1.23	1.39	(.11)	—	(.11)	19.02	7.87%	1.37%	0.89%	430%	16,699
March 31, 2006	14.33	.21	3.60	3.81	(.40)	—	(.40)	17.74	26.96%	1.38%	1.30%	820%	56,695
Telecommunications Fund Advisor Class
March 31, 2010	9.75	.23	3.30	3.53	(.34)	—	(.34)	12.94	36.35%	1.89%	1.94%	867%	279
March 31, 2009	16.26	.17	(6.34)	(6.17)	(.34)	—	(.34)	9.75	(37.88)%	1.81%	1.53%	672%	9,991
March 31, 2008	18.24	(.02)	(1.94)	(1.96)	(.02)	—	(.02)	16.26	(10.76)%	1.88%	(0.09)%	528%	835
March 31, 2007	17.10	.04	1.21	1.25	(.11)	—	(.11)	18.24	7.35%	1.83%	0.22%	430%	6,584
March 31, 2006	13.88	.12	3.50	3.62	(.40)	—	(.40)	17.10	26.46%	1.82%	0.81%	820%	8,487
Telecommunications Fund A-Class
March 31, 2010	9.83	.17	3.41	3.58	(.34)	—	(.34)	13.07	36.57%	1.63%	1.45%	867%	1,093
March 31, 2009	16.33	.27	(6.43)	(6.16)	(.34)	—	(.34)	9.83	(37.66)%	1.63%	2.15%	672%	1,317
March 31, 2008	18.28	.03	(1.96)	(1.93)	(.02)	—	(.02)	16.33	(10.57)%	1.61%	0.13%	528%	451
March 31, 2007	17.15	.05	1.19	1.24	(.11)	—	(.11)	18.28	7.27%	1.49%	0.28%	430%	2,126
March 31, 2006	13.90	(.03)	3.68	3.65	(.40)	—	(.40)	17.15	26.64%	1.88%	(0.18)%	820%	4,193
Telecommunications Fund C-Class
March 31, 2010	9.48	.10	3.26	3.36	(.34)	—	(.34)	12.50	35.59%	2.39%	0.86%	867%	1,141
March 31, 2009	15.91	.13	(6.22)	(6.09)	(.34)	—	(.34)	9.48	(38.21)%	2.42%	0.99%	672%	1,281
March 31, 2008	17.93	(.10)	(1.90)	(2.00)	(.02)	—	(.02)	15.91	(11.17)%	2.37%	(0.50)%	528%	2,846
March 31, 2007	16.90	(.06)	1.20	1.14	(.11)	—	(.11)	17.93	6.78%	2.33%	(0.35)%	430%	4,763
March 31, 2006	13.81	.01	3.48	3.49	(.40)	—	(.40)	16.90	25.65%	2.31%	0.09%	820%	2,827
Transportation Fund Investor Class
March 31, 2010	14.38	(.15)	9.70	9.55	(.14)	—	(.14)	23.79	66.51%	1.37%	(0.68)%	1,073%	22,292
March 31, 2009	25.21	.07	(10.90)	(10.83)	(— )§	—	(— )§	14.38	(42.96)%	1.38%	0.33%	875%	20,990
March 31, 2008	29.16	.06	(4.01)	(3.95)	—	—	—	25.21	(13.55)%	1.36%	0.22%	952%	17,420
March 31, 2007	28.30	(.14)	1.00	.86	—	—	—	29.16	3.04%	1.36%	(0.48)%	686%	6,635
March 31, 2006	22.42	(.09)	5.97	5.88	—	—	—	28.30	26.23%	1.37%	(0.36)%	669%	45,580
Transportation Fund Advisor Class
March 31, 2010	13.40	(.18)	8.97	8.79	(.14)	—	(.14)	22.05	65.70%	1.88%	(0.95)%	1,073%	2,795
March 31, 2009	23.59	.10	(10.29)	(10.19)	(— )§	—	(— )§	13.40	(43.20)%	1.90%	0.51%	875%	1,139
March 31, 2008	27.42	(.01)	(3.82)	(3.83)	—	—	—	23.59	(13.97)%	1.87%	(0.05)%	952%	5,152
March 31, 2007	26.75	(.26)	.93	.67	—	—	—	27.42	2.50%	1.86%	(0.97)%	686%	3,556
March 31, 2006	21.31	(.19)	5.63	5.44	—	—	—	26.75	25.53%	1.86%	(0.81)%	669%	8,478
Transportation Fund A-Class
March 31, 2010	13.55	(.04)	9.00	8.96	(.14)	—	(.14)	22.37	66.22%	1.62%	(0.22)%	1,073%	1,842
March 31, 2009	23.81	.08	(10.34)	(10.26)	(— )§	—	(— )§	13.55	(43.09)%	1.67%	0.43%	875%	561
March 31, 2008	27.60	— §	(3.79)	(3.79)	—	—	—	23.81	(13.73)%	1.62%	0.00%	952%	228
March 31, 2007	26.87	(.19)	.92	.73	—	—	—	27.60	2.72%	1.61%	(0.70)%	686%	483
March 31, 2006	21.34	(.17)	5.70	5.53	—	—	—	26.87	25.91%	1.66%	(0.71)%	669%	3,044
90	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

1

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET	Net	and Unrealized	(Decrease)	Distributions	Distributions		NET ASSET			Net		Net Assets,
	VALUE,	Investment	Gains	in Net Asset	from Net	from Net		VALUE,	Total		Investment	Portfolio	End of
	BEGINNING	Income	(Losses) on	Value Resulting	Investment	Realized	Total	END OF	Investment	Total	Income	Turnover	Period
Year Ended	OF PERIOD	(Loss)†	Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses	(Loss)	Rate	(000’s omitted)
Transportation Fund C-Class
March 31, 2010	$13.40	$(.24)	$8.85	$8.61	$(.14)	$—	$(.14)	$21.87	64.35%	2.38%	(1.31)%	1,073%	$3,375
March 31, 2009	23.70	(.16)	(10.14)	(10.30)	(— )§	—	(— )§	13.40	(43.46)%	2.40%	(0.79)%	875%	2,186
March 31, 2008	27.68	(.20)	(3.78)	(3.98)	—	—	—	23.70	(14.38)%	2.38%	(0.73)%	952%	845
March 31, 2007	27.14	(.40)	.94	.54	—	—	—	27.68	1.99%	2.37%	(1.47)%	686%	4,894
March 31, 2006	21.71	(.35)	5.78	5.43	—	—	—	27.14	25.01%	2.38%	(1.43)%	669%	5,385
Utilities Fund Investor Class
March 31, 2010	20.56	.61	4.85	5.46	(1.22)	—	(1.22)	24.80	26.58%	1.39%	2.49%	758%	9,912
March 31, 2009	29.29	.72	(9.32)	(8.60)	(.13)	—	(.13)	20.56	(29.40)%	1.39%	2.90%	684%	10,348
March 31, 2008	31.89	.51	(2.31)	(1.80)	(.80)	—	(.80)	29.29	(5.88)%	1.39%	1.57%	375%	11,242
March 31, 2007	24.90	.52	6.83	7.35	(.36)	—	(.36)	31.89	29.64%	1.37%	1.86%	557%	84,150
March 31, 2006	23.62	.51	1.21	1.72	(.44)	—	(.44)	24.90	7.25%	1.33%	1.99%	728%	11,717
Utilities Fund Advisor Class
March 31, 2010	19.56	.47	4.59	5.06	(1.22)	—	(1.22)	23.40	25.89%	1.88%	2.07%	758%	1,184
March 31, 2009	28.00	.63	(8.94)	(8.31)	(.13)	—	(.13)	19.56	(29.72)%	1.90%	2.72%	684%	5,939
March 31, 2008	30.65	.32	(2.17)	(1.85)	(.80)	—	(.80)	28.00	(6.28)%	1.88%	1.02%	375%	2,960
March 31, 2007	24.08	.37	6.56	6.93	(.36)	—	(.36)	30.65	28.90%	1.86%	1.38%	557%	11,929
March 31, 2006	22.96	.36	1.20	1.56	(.44)	—	(.44)	24.08	6.76%	1.83%	1.46%	728%	1,427
Utilities Fund A-Class
March 31, 2010	19.80	.65	4.54	5.19	(1.22)	—	(1.22)	23.77	26.24%	1.64%	2.81%	758%	1,721
March 31, 2009	28.27	.54	(8.88)	(8.34)	(.13)	—	(.13)	19.80	(29.54)%	1.64%	2.15%	684%	1,489
March 31, 2008	30.87	.42	(2.22)	(1.80)	(.80)	—	(.80)	28.27	(6.07)%	1.63%	1.38%	375%	3,032
March 31, 2007	24.18	.43	6.62	7.05	(.36)	—	(.36)	30.87	29.28%	1.61%	1.52%	557%	4,756
March 31, 2006	23.00	.44	1.18	1.62	(.44)	—	(.44)	24.18	7.01%	1.60%	1.75%	728%	626
Utilities Fund C-Class
March 31, 2010	18.71	.39	4.33	4.72	(1.22)	—	(1.22)	22.21	25.24%	2.39%	1.77%	758%	7,306
March 31, 2009	26.93	.32	(8.41)	(8.09)	(.13)	—	(.13)	18.71	(30.08)%	2.39%	1.31%	684%	4,127
March 31, 2008	29.66	.18	(2.11)	(1.93)	(.80)	—	(.80)	26.93	(6.77)%	2.38%	0.60%	375%	8,934
March 31, 2007	23.42	.22	6.38	6.60	(.36)	—	(.36)	29.66	28.30%	2.36%	0.82%	557%	11,013
March 31, 2006	22.47	.24	1.15	1.39	(.44)	—	(.44)	23.42	6.15%	2.34%	1.00%	728%	5,346

†	Calculated using the average daily shares outstanding for the year.

††	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

†††	Reverse Share Splits:

Banking Fund, Financial Services Fund — Per share amounts for the periods ended March 31, 2006 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009; Electronics Fund — Per share amounts for the periods ended March 31, 2006 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009 — See Note 8.

à	Net investment income per share includes $0.88, $0.84, $0.83, and $0.81 for Investor Class, Advisor Class, A-Class, and C-Class, respectively, resulting from a special dividend from Palm, Inc. on October 25, 2007.

àà	Net investment income to average assets includes 1.91% for Investor Class, Advisor Class, A-Class, and C-Class, resulting from a special dividend from Palm, Inc. on October 25, 2007.

§	Less than $.01 per share.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	91

2

NOTES TO FINANCIAL STATEMENTS

1.    Organization and Significant Accounting Policies Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers seven separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, and Y-Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class shares. A-Class shares are sold at net asset value, plus the applicable front-end sales charge, except for the U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At March 31, 2010, the Trust consisted of fifty-five separate Funds. This report covers the Sector Funds (the “Funds”), while the other funds are contained in separate reports.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
The Sector Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.
The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.
E. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value

92	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and service and distribution fees related to Advisor Class shares and C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
F. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Funds, except the Precious Metals Fund, which is 0.75% of the average daily net assets.
Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund.
Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
Rydex Investments engages external service providers to perform other necessary services to the Trust, such as accounting and auditing related services, legal services, printing and mailing, etc. on a pass through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution Plan and Shareholder Services Plan applicable to its Advisor Class shares and a Distribution Plan applicable to A-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholder services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will pay the Service Provider out of its fees.
The Trust has adopted a separate Distribution and shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
For the year ended March 31, 2010, the Distributor retained sales charges of $913,374 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
3.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (fiscal years 2007-2010), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

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NOTES TO FINANCIAL STATEMENTS (continued)

Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended March 31, 2010, the following capital loss carryforward amounts expired or were used to offset current year net realized capital gains:

Fund	Amount
Banking Fund	$7,330,166
Biotechnology Fund	46,454,438
Electronics Fund	71,114,792
Energy Services Fund	1,755,155
Financial Services Fund	16,797,195
Internet Fund	20,245,609
Leisure Fund	5,084,685
Retailing Fund	8,401,610
Technology Fund	1,756,838
Telecommunications Fund	19,165,482
Transportation Fund	1,468,132
The tax character of distributions paid during the year ended March 31, 2010 was as follows:

	Ordinary	Long-Term	Return	Total
Fund	Income	Capital Gain	of Capital	Distributions
Banking Fund	$421,334	$ —	$—	$421,334
Basic Materials Fund	310,495	—	—	310,495
Biotechnology Fund	—	—	—	—
Consumer Products Fund	502,724	—	—	502,724
Electronics Fund	—	—	—	—
Energy Fund	44,558	—	—	44,558
Energy Services Fund	—	—	—	—
Financial Services Fund	216,440	—	—	216,440
Health Care Fund	120,428	—	—	120,428
Internet Fund	—	—	—	—
Leisure Fund	—	—	—	—
Precious Metals Fund	391,506	—	321,524	713,030
Retailing Fund	—	—	—	—
Technology Fund	—	—	—	—
Telecommunications Fund	278,171	—	—	278,171
Transportation Fund	64,579	—	—	64,579
Utilities Fund	867,670	—	—	867,670
94	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the year ended March 31, 2009 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions
Banking Fund	$294,967	$—	$294,967
Basic Materials Fund	427,999	—	427,999
Biotechnology Fund	—	—	—
Consumer Products Fund	391,809	—	391,809
Electronics Fund	—	—	—
Energy Fund	—	2,775,532	2,775,532
Energy Services Fund	—	—	—
Financial Services Fund	257,743	—	257,743
Health Care Fund	—	—	—
Internet Fund	51,749	—	51,749
Leisure Fund	—	—	—
Precious Metals Fund	—	—	—
Retailing Fund	—	—	—
Technology Fund	—	—	—
Telecommunications Fund	130,000	—	130,000
Transportation Fund	350	—	350
Utilities Fund	370,000	—	370,000
The tax character of distributable earnings/(accumulated losses) at March 31, 2010 was as follows:

	Undistributed	Undistributed
	Ordinary	Long-Term	Net Unrealized	Capital Loss
Fund	Income	Capital Gain	Appreciation	Carryforward[1]
Banking Fund	$53,771	$—	$2,179,126	$(25,335,845)
Basic Materials Fund	304,957	—	19,378,381	(30,661,227)
Biotechnology Fund	—	—	33,221,615	(95,178,807)
Consumer Products Fund	1,580,416	—	24,363,906	(5,582,951)
Electronics Fund	—	—	3,280,541	(48,999,580)
Energy Fund	92,412	—	18,588,522	(14,901,005)
Energy Services Fund	—	—	29,354,094	(49,737,038)
Financial Services Fund	128,968	—	4,672,366	(7,477,542)
Health Care Fund	—	—	19,798,544	(18,948,528)
Internet Fund	—	—	7,814,696	(10,093,762)
Leisure Fund	—	—	1,687,524	(5,275,353)
Precious Metals Fund	—	—	79,372,293	(51,782,614)
Retailing Fund	50,077	—	2,389,797	(5,741,936)
Technology Fund	—	—	10,531,882	(39,696,072)
Telecommunications Fund	95,855	—	1,500,384	(9,381,484)
Transportation Fund	—	—	2,744,294	(20,138,212)
Utilities Fund	275,119	—	1,822,901	(6,425,509)
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NOTES TO FINANCIAL STATEMENTS (continued)

Capital Loss Carryforward amounts may be limited due to Treasury Regulations.
1A summary of the expiration of the aforementioned Capital Loss Carryforward is as follows:

									Total
	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Capital Loss
Fund	2011	2012	2013	2014	2015	2016	2017	2018	Carryforward
Banking Fund	$2,693,804)	$—	$—	$(214,478)	$—	$(311,892)	$(1,809,926)	$(20,305,745)	$(25,335,845)
Basic Materials Fund	(2,474,180)	—	(2,261,623)	(451,056)	—	—	(12,668,733)	(12,805,635)	(30,661,227)
Biotechnology Fund	(41,827,211)	—	(53,351,596)	—	—	—	—	—	(95,178,807)
Consumer Products Fund	(1,405,711)	—	(290,898)	(1,252,333)	—	—	(2,634,009)	—	(5,582,951)
Electronics Fund	(4,632,927)	(21,975,263)	(6,480,667)	(2,395,860)	(5,495,145)	(1,900,883)	(6,118,835)	—	(48,999,580)
Energy Fund	—	—	—	—	—	—	—	(14,901,005)	(14,901,005)
Energy Services Fund	(1,565,855)	(10,710,084)	—	—	—	—	(26,850,596)	(10,610,503)	(49,737,038)
Financial Services Fund	—	—	—	—	—	—	(4,132,521)	(3,345,021)	(7,477,542)
Health Care Fund	(3,106,137)	—	(2,200,218)	—	—	—	(7,526,640)	(6,115,533)	(18,948,528)
Internet Fund	(3,187,374)	(201,036)	(775,742)	(1,627,251)	—	—	(4,302,359)	—	(10,093,762)
Leisure Fund	(1,440,998)	(76,092)	(353,498)	(1,914,441)	—	—	(652,027)	(838,297)	(5,275,353)
Precious Metals Fund	—	—	(3,940,940)	—	—	—	(1,085,635)	(46,756,039)	(51,782,614)
Retailing Fund	(1,550,748)	—	(1,002,219)	—	—	—	(3,188,969)	—	(5,741,936)
Technology Fund	(24,431,379)	—	(5,462,751)	(3,582,117)	—	—	(5,077,190)	(1,142,635)	(39,696,072)
Telecommunications Fund	(6,628,688)	—	(618,538)	—	—	—	(1,745,552)	(388,706)	(9,381,484)
Transportation Fund	(2,503,694)	(1,263,341)	(894,874)	—	—	—	(795,900)	(14,680,403)	(20,138,212)
Utilities Fund	—	—	—	—	—	—	(1,315,205)	(5,110,304)	(6,425,509)
At March 31, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain
Banking Fund	$37,405,513	$2,427,323	$(248,197)	$2,179,126
Basic Materials Fund	51,286,782	19,683,976	(305,595)	19,378,381
Biotechnology Fund	131,218,657	35,685,553	(2,463,938)	33,221,615
Consumer Products Fund	189,126,802	25,071,534	(707,628)	24,363,906
Electronics Fund	19,048,746	3,303,184	(22,643)	3,280,541
Energy Fund	41,000,660	18,922,036	(333,514)	18,588,522
Energy Services Fund	46,651,067	29,627,044	(272,950)	29,354,094
Financial Services Fund	28,344,647	4,747,246	(74,880)	4,672,366
Health Care Fund	193,874,244	21,307,603	(1,509,059)	19,798,544
Internet Fund	22,069,008	8,046,583	(231,887)	7,814,696
Leisure Fund	14,040,127	1,746,841	(59,317)	1,687,524
Precious Metals Fund	84,474,026	79,654,528	(282,235)	79,372,293
Retailing Fund	14,104,269	2,443,102	(53,305)	2,389,797
Technology Fund	52,577,668	10,588,424	(56,542)	10,531,882
Telecommunications Fund	5,706,209	1,533,420	(33,036)	1,500,384
Transportation Fund	27,452,922	2,803,259	(58,965)	2,744,294
Utilities Fund	18,217,262	1,850,925	(28,024)	1,822,901
96	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2010, the following amounts of realized capital losses reflected in the accompanying financial statements were not recognized for Federal income tax purposes until April 1, 2010:

Fund
Electronics Fund	$(2,246,366)
Energy Fund	(730,201)
Energy Services Fund	(8,530,607)
Utilities Fund	(1,467,449)
4.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund. Repurchase agreements are valued at amortized cost, which approximates market value.
The repurchase agreements executed by the joint account and outstanding at March 31, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Mizuho Financial Group, Inc.	0.00% due 04/01/10	$33,039,274	$33,039,274	$33,039,274

			$33,039,274	$33,039,274

At March 31, 2010, the collateral for the repurchase agreements in the joint account was as follows:

		Range
Security Type	Maturity Dates	of Rates	Par Value	Market Value

U.S. Treasury Bills	05/06/10 – 09/09/10	0.00%	$33,727,500	$33,700,086

				$33,700,086

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
5.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
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NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2010:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total
Assets
Banking Fund	$39,352,670	$231,969	$—	$39,584,639
Basic Materials Fund	70,296,305	368,858	—	70,665,163
Biotechnology Fund	163,544,854	895,418	—	164,440,272
Consumer Products Fund	213,490,707	1	—	213,490,708
Electronics Fund	22,197,286	132,001	—	22,329,287
Energy Fund	59,229,815	359,367	—	59,589,182
Energy Services Fund	75,666,381	338,780	—	76,005,161
Financial Services Fund	32,895,549	121,464	—	33,017,013
Health Care Fund	212,589,380	1,083,408	—	213,672,788
Internet Fund	29,723,596	160,108	—	29,883,704
Leisure Fund	15,619,301	108,350	—	15,727,651
Precious Metals Fund	162,796,180	1,050,139	—	163,846,319
Retailing Fund	16,418,760	75,306	—	16,494,066
Technology Fund	62,712,887	396,663	—	63,109,550
Telecommunications Fund	7,154,418	52,175	—	7,206,593
Transportation Fund	29,975,131	222,085	—	30,197,216
Utilities Fund	20,035,872	4,291	—	20,040,163
6.    Securities Transactions
During the year ended March 31, 2010, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

		Basic		Consumer			Energy
	Banking	Materials	Biotechnology	Products	Electronics	Energy	Services
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$176,210,102	$362,475,512	$401,666,608	$365,339,674	$343,923,259	$141,185,519	$440,320,446
Sales	$175,358,183	$424,497,667	$358,950,555	$217,157,925	$442,224,408	$176,444,297	$468,034,365

	Financial	Health			Precious
	Services	Care	Internet	Leisure	Metals	Retailing	Technology
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$116,164,307	$388,311,319	$196,861,257	$62,442,159	$844,817,998	$274,294,584	$186,901,091
Sales	$114,249,928	$227,407,128	$254,256,067	$54,015,116	$909,183,069	$355,810,158	$155,425,398

	Telecommunications	Transportation	Utilities
	Fund	Fund	Fund

Purchases	$113,290,586	$196,729,268	$211,410,150
Sales	$126,955,983	$197,871,922	$216,220,511
98	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

7.    Share Transactions

The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the years presented were:

			Shares Purchased through				Net Shares
	Shares Purchased		Dividend Reinvestment		Shares Redeemed		Purchased (Redeemed)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010	2009	2010	2009	2010	2009

Banking Fund†
Investor Class	2,470,609	3,722,707	3,650	3,228	(2,684,716)	(3,089,312)	(210,457)	636,623
Advisor Class	268,841	571,322	1,000	1,257	(324,898)	(510,400)	(55,057)	62,179
A-Class	185,253	84,436	1,266	598	(79,682)	(64,926)	106,837	20,109
C-Class	2,198,885	1,059,129	3,875	1,288	(2,150,261)	(1,038,759)	52,499	21,658
Basic Materials Fund
Investor Class	8,763,665	9,127,408	5,201	10,838	(11,371,550)	(7,930,992)	(2,602,684)	1,207,254
Advisor Class	993,888	994,073	513	2,489	(966,463)	(1,062,492)	27,938	(65,930)
A-Class	293,045	168,836	396	1,362	(254,082)	(162,432)	39,359	7,766
C-Class	2,030,076	837,810	644	2,428	(1,965,846)	(951,361)	64,874	(111,123)
Biotechnology Fund
Investor Class	16,314,815	18,856,315	—	—	(14,313,826)	(17,675,739)	2,000,989	1,180,576
Advisor Class	1,372,828	1,634,146	—	—	(1,381,852)	(1,475,662)	(9,024)	158,484
A-Class	138,965	386,231	—	—	(264,013)	(263,740)	(125,048)	122,491
C-Class	2,885,464	1,898,970	—	—	(2,922,461)	(1,856,789)	(36,997)	42,181
Consumer Products Fund
Investor Class	10,319,500	3,583,571	13,194	6,620	(6,054,152)	(3,272,694)	4,278,542	317,497
Advisor Class	656,386	2,346,473	476	5,553	(937,075)	(2,063,838)	(280,213)	288,188
A-Class	601,974	278,741	234	654	(129,685)	(213,127)	472,523	66,268
C-Class	1,595,030	333,710	386	861	(1,600,013)	(323,576)	(4,597)	10,995
Electronics Fund†
Investor Class	6,827,464	4,789,939	—	—	(9,779,092)	(1,728,291)	(2,951,628)	3,061,648
Advisor Class	326,605	292,504	—	—	(395,089)	(202,693)	(68,484)	89,811
A-Class	280,864	9,216	—	—	(255,566)	(9,642)	25,298	(426)
C-Class	2,506,446	561,010	—	—	(2,451,879)	(566,318)	54,567	(5,308)
Energy Fund
Investor Class	6,736,451	17,548,301	1,178	128,602	(8,881,132)	(16,169,627)	(2,143,503)	1,507,276
Advisor Class	1,493,002	2,038,770	343	18,613	(1,516,738)	(2,384,546)	(23,393)	(327,163)
A-Class	250,032	398,810	131	13,448	(415,616)	(294,258)	(165,453)	118,000
C-Class	4,470,462	3,430,294	618	30,723	(4,502,875)	(3,520,216)	(31,795)	(59,199)
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	99

NOTES TO FINANCIAL STATEMENTS (continued)

			Shares Purchased through				Net Shares
	Shares Purchased		Dividend Reinvestment		Shares Redeemed		Purchased (Redeemed)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010	2009	2010	2009	2010	2009

Energy Services Fund
Investor Class	10,928,957	8,775,734	—	—	(12,157,631)	(7,819,259)	(1,228,674)	956,475
Advisor Class	2,065,711	943,943	—	—	(2,198,134)	(935,046)	(132,423)	8,897
A-Class	330,237	317,255	—	—	(316,274)	(317,905)	13,963	(650)
C-Class	2,570,094	1,490,462	—	—	(2,684,708)	(1,634,533)	(114,614)	(144,071)
Financial Services Fund† Investor Class	1,499,575	1,664,110	2,367	1,836	(1,450,270)	(1,412,757)	51,672	253,189
Advisor Class	264,201	207,702	261	436	(282,482)	(164,046)	(18,020)	44,093
A-Class	47,120	85,810	266	458	(90,609)	(37,455)	(43,223)	48,813
C-Class	364,549	196,099	298	1,918	(370,922)	(193,637)	(6,075)	4,380
Health Care Fund
Investor Class	27,251,381	24,725,615	7,596	—	(16,118,063)	(25,027,291)	11,140,914	(301,676)
Advisor Class	2,055,170	2,871,976	249	—	(2,424,711)	(3,237,165)	(369,292)	(365,189)
A-Class	550,092	358,167	56	—	(231,279)	(318,270)	318,869	39,897
C-Class	5,738,394	2,645,778	238	—	(5,650,598)	(2,578,198)	88,034	67,580
Internet Fund
Investor Class	5,313,352	3,890,076	—	1,373	(7,110,764)	(1,682,056)	(1,797,412)	2,209,393
Advisor Class	705,697	1,055,885	—	410	(749,250)	(950,890)	(43,553)	105,405
A-Class	127,396	17,905	—	112	(56,423)	(17,578)	70,973	439
C-Class	1,209,155	635,756	—	499	(1,205,994)	(656,396)	3,161	(20,141)
Leisure Fund
Investor Class	2,292,342	1,915,104	—	—	(2,080,802)	(1,750,252)	211,540	164,852
Advisor Class	366,181	594,482	—	—	(348,824)	(622,399)	17,357	(27,917)
A-Class	57,242	3,872	—	—	(40,237)	(8,967)	17,005	(5,095)
C-Class	640,225	70,789	—	—	(611,956)	(76,690)	28,269	(5,901)
Precious Metals Fund
Investor Class	16,254,367	17,007,559	8,519	—	(17,891,314)	(15,683,292)	(1,628,428)	1,324,267
Advisor Class	5,449,720	1,396,240	661	—	(5,405,181)	(1,301,925)	45,200	94,315
A-Class	375,253	315,577	323	—	(422,541)	(287,918)	(46,965)	27,659
C-Class	2,894,055	3,242,716	1,015	—	(2,956,535)	(3,168,712)	(61,465)	74,004
Retailing Fund
Investor Class	22,245,116	14,799,775	—	—	(31,199,256)	(5,172,827)	(8,954,140)	9,626,948
Advisor Class	2,256,831	1,401,461	—	—	(2,173,081)	(1,363,668)	83,750	37,793
A-Class	83,532	32,579	—	—	(57,371)	(35,733)	26,161	(3,154)
C-Class	5,943,831	106,560	—	—	(5,924,368)	(99,303)	19,463	7,257
100	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

			Shares Purchased through				Net Shares
	Shares Purchased		Dividend Reinvestment		Shares Redeemed		Purchased (Redeemed)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010	2009	2010	2009	2010	2009

Technology Fund
Investor Class	13,517,205	9,440,587	—	—	(11,917,824)	(8,775,376)	1,599,381	665,211
Advisor Class	4,325,684	2,209,544	—	—	(3,009,928)	(2,132,408)	1,315,756	77,136
A-Class	1,248,922	375,490	—	—	(1,132,707)	(197,310)	116,215	178,180
C-Class	6,099,863	1,273,666	—	—	(5,950,283)	(1,308,503)	149,580	(34,837)
Telecommunications Fund
Investor Class	5,418,401	3,494,275	15,042	5,639	(5,524,377)	(3,721,765)	(90,934)	(221,851)
Advisor Class	1,513,965	2,331,848	2,638	1,776	(2,519,297)	(1,360,680)	(1,002,694)	972,944
A-Class	184,119	264,793	1,163	247	(235,714)	(158,646)	(50,432)	106,394
C-Class	4,881,373	1,492,819	2,044	5,418	(4,927,198)	(1,542,051)	(43,781)	(43,814)
Transportation Fund
Investor Class	7,533,509	9,602,496	1,583	14	(8,058,029)	(8,833,289)	(522,937)	769,221
Advisor Class	950,836	1,334,357	830	3	(909,945)	(1,467,706)	41,721	(133,346)
A-Class	86,665	118,637	413	1	(46,165)	(86,796)	40,913	31,842
C-Class	3,656,133	1,899,130	247	1	(3,665,209)	(1,771,642)	(8,829)	127,489
Utilities Fund
Investor Class	7,861,775	8,704,325	17,143	12,734	(7,982,458)	(8,597,645)	(103,540)	119,414
Advisor Class	805,986	1,863,100	6,244	1,988	(1,065,226)	(1,667,249)	(252,996)	197,839
A-Class	282,563	113,035	2,118	452	(287,483)	(145,535)	(2,802)	(32,048)
C-Class	5,007,623	2,735,626	8,206	1,420	(4,907,526)	(2,848,230)	108,303	(111,184)

†	Per share amounts for year ended March 31, 2009 and the period April 1, 2009 through April 19, 2009 have been restated to reflect a:

1:5 reverse stock split effective April 20, 2009 — Electronics Fund.

1:10 reverse stock split effective April 20, 2009 — Banking Fund and Financial Services Fund.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	101

NOTES TO FINANCIAL STATEMENTS (concluded)

8.    Reverse Share Splits
Effective April 20, 2009, the Banking Fund and the Financial Services Fund underwent a 1-for-10 reverse share split and the Electronics Fund underwent a 1-for-5 reverse share split. The effect of these transactions was to divide the number of outstanding shares of each Fund by the reverse split factor, resulting in a corresponding increase in the net asset value per share. The share transactions presented in Note 7 and the per share data in the financial highlights for periods presented prior to April 20, 2009 have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
9.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2010. On March 31, 2010, the Consumer Products Fund borrowed $1,058,000 under this agreement. As of and for the year ended March 31, 2010, the Funds did not have any other borrowings under this agreement.
10.    New Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 5. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending March 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.
11.    Subsequent Events
Management has evaluated events or transactions that may have occurred since March 31, 2010, that would merit recognition or disclosure in the financial statements and there were no events or transactions to be reported.
102	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
of Rydex Series Funds:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund (seventeen of the series constituting the Rydex Series Funds) (the “Funds”) as of March 31, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2006 were audited by other auditors, whose report dated May 18, 2006 expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Funds at March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.
McLean, Virginia
May 28, 2010
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	103

2

OTHER INFORMATION (Unaudited)

Tax Information
This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.
Of the taxable ordinary income distributions paid during the fiscal year ending March 31, 2010, the following funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund	% Qualifying
Banking Fund	69.43%
Basic Materials Fund	100.00%
Consumer Products Fund	100.00%
Energy Fund	100.00%
Financial Services Fund	58.26%
Health Care Fund	94.41%
Precious Metals Fund	100.00%
Telecommunications Fund	77.61%
Transportation Fund	100.00%
Utilities Fund	100.00%
Additionally, the following amounts of taxable ordinary income dividends paid during the fiscal year qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Fund	% Qualifying
Banking Fund	77.43%
Basic Materials Fund	100.00%
Consumer Products Fund	100.00%
Energy Fund	100.00%
Financial Services Fund	72.21%
Health Care Fund	94.41%
Precious Metals Fund	100.00%
Telecommunications Fund	100.00%
Transportation Fund	100.00%
Utilities Fund	100.00%
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
104	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

3

OTHER INFORMATION (Unaudited) (concluded)

Pending Acquisition Transaction
On February 16, 2010, Security Benefit Corporation (“SBC”), the parent company of PADCO Advisors, Inc., PADCO Advisors II, Inc. and Security Investors, LLC, the Funds’ investment advisers, as applicable (the “Investment Advisers”), and certain of SBC’s affiliates entered into agreements with an investor group (the “Investors”) led by Guggenheim Partners, LLC (“Guggenheim”). Under the agreements, a special purpose vehicle owned by the Investors and managed by an affiliate of Guggenheim would receive a 100% ownership stake in SBC and consequently acquire control of the Investment Advisers and affiliates (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. While the parties expect the Purchase Transaction’s closing to take place on or about the end of the second quarter of 2010, it is subject to various conditions, and may be delayed or even terminated due to unforeseen circumstances.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	105

4

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

106	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	107

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS—concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
108	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

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MARCH 31, 2010
RYDEX SERIES FUNDS ANNUAL REPORT
OPPORTUNISTIC FUNDS
RYDEX|SGI ALL-CAP OPPORTUNITY FUND
(Formerly, Sector Rotation Fund)
RYDEX|SGI INTERNATIONAL OPPORTUNITY FUND
(Formerly, International Rotation Fund)
ALTERNATIVE INVESTMENT FUNDS
RYDEX|SGI ALTERNATIVE STRATEGIES ALLOCATION FUND
RYDEX|SGI GLOBAL 130/30 STRATEGY FUND
(Formerly, Multi-Cap Core Equity Fund)
RYDEX|SGI GLOBAL MARKET NEUTRAL FUND

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

PERFORMANCE REPORTS AND FUND PROFILES	6

SCHEDULES OF INVESTMENTS	16

STATEMENTS OF ASSETS AND LIABILITIES	28

STATEMENTS OF OPERATIONS	30

STATEMENTS OF CHANGES IN NET ASSETS	32

FINANCIAL HIGHLIGHTS	34

NOTES TO FINANCIAL STATEMENTS	36

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	47

OTHER INFORMATION	48

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	49
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
The U.S. economy has stabilized and displays signs of growing again, despite having shrunk 2.4 percent last year. It was the worst economic performance since 1946, and the longest recession since the 1930s. Yet, the S&P 500® Index has grown 75 percent since March 2009, staging the biggest rally since the Great Depression—propped up by more than $8 trillion in government stimulus. And the U.S. earned $10.5 billion on TARP Investments; with three-quarters of banks’ bailout money returned, replaced by private capital.
In prepared remarks to the Dallas Regional Chamber, Fed Chairman Ben Bernanke said, “The economy has stabilized and is growing again, although we can hardly be satisfied when one out of every 10 U.S. workers is unemployed and family finances remain under great stress.”
Steady Progress, But Certainty Still Elusive
Major market indexes continue their path to recovery, steadily recovering losses and hitting highs not seen since markets began a precipitous fall in September 2008. And there has been more than eight months of relative stability in house prices.
The yield differential between Treasuries and investment grade corporate bonds (i.e., “spread”) recently narrowed to 1.59 percentage points, the lowest since November 2007, from a high of 6.56 percentage points in November 2008, according to Bank of America Merrill Lynch index data. And a benchmark indicator of U.S. corporate credit risk dropped to its lowest since March 17, when it was 82.5 basis points, CMA DataVision prices show. Narrowing spreads and reduction in risk are strong indications of growth potential building in the U.S. economy.
In currencies, the euro has been falling steadily against the dollar, while a report showed Europe’s recovery stalled in the fourth quarter, spurring speculation the European Central Bank will keep interest rates at a record low. And the fastest growth in global currency reserves since the credit crisis is blunting a rise in Treasury yields, even as concern increases about record U.S. borrowing and an unprecedented budget deficit.
China may widen the daily trading band for its currency and allow the yuan to appreciate, the Financial Times reported, citing Ba Shusong, deputy director-general of the Financial Research Institute at the Development Research Center. And in mid-April, Singapore revalued its currency in a move widely interpreted as an anticipation of possible revaluation of the yuan — even though Chinese officials have ruled it out.
In commodities, crude oil climbed to a 17-month intraday high in April, to more than $86 a barrel in New York, with a floor established at $75 a barrel. Gold futures are up 3 percent this year after advancing 24 percent in 2009 as the dollar weakened and central banks and governments maintained low borrowing costs and spent trillions of dollars to stimulate economies. Gold reached a record $1,215 an ounce on December 2, 2009.
Balancing Growth and Caution
Minutes of a March 16 Federal Reserve meeting, showed policy makers warned against raising rates too soon because unemployment may hobble a recovery in the world’s largest economy. Separately, New York Fed President William Dudley said that the benchmark federal funds rate “needs to be exceptionally low for an extended period to contribute to easier financial conditions to support economic activity.” The Fed has kept its target rate for overnight loans between banks at zero to 0.25 percent since December 2008.
2	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Companies in the S&P 500 Index are forecast to gain in the first quarter of 2010, building on strong performance in the last three months of 2009. We believe that stubbornly high unemployment will keep the Fed from raising rates too soon in order to avoid stifling the recovery. At the same time, the recent growth in global currency reserves will dampen the rise in Treasury yields, despite unprecedented U.S. borrowing and budget deficits. As the Asian currencies are allowed to appreciate and the euro stabilizes against the dollar, we expect to see a continued recovery in developed economies.
In any case, the broad array of product offering at Rydex|SGI can help investors either hedge or augment exposures to the equity or fixed-income markets, as well as introduce alternative assets and strategies into a portfolio to improve overall diversification. Thank you for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance, which is no guarantee of future results. Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2009 and ending March 31, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA, 403(b), Rydex prototype money purchase plan and profit sharing plan accounts, are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	September 30, 2009	March 31, 2010	Period	*
Table 1. Based on actual Fund return

All-Cap Opportunity Fund
A-Class	1.67%		$1,000.00	$1,104.40	$8.76
C-Class	2.42%		1,000.00	1,100.30	12.67
H-Class	1.67%		1,000.00	1,104.00	8.76
International Opportunity Fund
A-Class	1.69%		1,000.00	972.60	8.31
C-Class	2.43%		1,000.00	968.80	11.93
H-Class	1.68%		1,000.00	972.20	8.26
Alternative Strategies Allocation Fund††
A-Class	0.00%		1,000.00	985.80	—
C-Class	0.75%		1,000.00	982.20	3.71
H-Class	0.00%		1,000.00	985.30	—
Global 130/30 Strategy Fund
A-Class	3.07%		1,000.00	1,033.40	15.56
C-Class	3.93%		1,000.00	1,029.70	19.89
H-Class	3.11%		1,000.00	1,033.40	15.77
Global Market Neutral Fund
A-Class	4.89%		1,000.00	957.10	23.86
C-Class	5.99%		1,000.00	956.00	29.21
H-Class	4.91%		1,000.00	957.50	23.96

Table 2. Based on hypothetical 5% return (before expenses)

All-Cap Opportunity Fund
A-Class	1.67%		$1,000.00	$1,016.60	$8.40
C-Class	2.42%		1,000.00	1,012.86	12.14
H-Class	1.67%		1,000.00	1,016.60	8.40
International Opportunity Fund
A-Class	1.69%		1,000.00	1,016.50	8.50
C-Class	2.43%		1,000.00	1,012.81	12.19
H-Class	1.68%		1,000.00	1,016.55	8.45
Alternative Strategies Allocation Fund††
A-Class	0.00%		1,000.00	1,024.93	—
C-Class	0.75%		1,000.00	1,021.19	3.78
H-Class	0.00%		1,000.00	1,024.93	—
Global 130/30 Strategy Fund
A-Class	3.07%		1,000.00	1,009.62	15.38
C-Class	3.93%		1,000.00	1,005.34	19.65
H-Class	3.11%		1,000.00	1,009.42	15.58
Global Market Neutral Fund
A-Class	4.89%		1,000.00	1,000.55	24.39
C-Class	5.99%		1,000.00	995.06	29.79
H-Class	4.91%		1,000.00	1,000.45	24.49

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year.

†	This ratio represents annualized Total Expenses, which include dividend expense from securities sold short. Excluding short dividend expense, the operating expense ratio would be:
     Global 130/30 Strategy Fund 0.88%, 0.88%, and 0.88% lower in the A-Class, C-Class and H-Class, respectively;
Global Market Neutral Fund 2.51%, 2.51%, and 2.51% lower in the A-Class, C-Class and H-Class, respectively.

††	Does not include expenses of the underlying funds in which the Fund invests.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	5

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited)

ALL-CAP OPPORTUNITY FUND
OBJECTIVE: Seeks long-term capital appreciation.
Inception: March 22, 2002
For the one-year period ended March 31, 2010, All-Cap Opportunity Fund H-Class returned 46.01%, underperforming the broad-market S&P 500 Index by 376 basis points over the 12-month period. Please note that when the fund name was changed in April 2009, the fund benchmark was changed to the Russell 3000® Index—for the 12-month period, the Fund underperformed the Russell 3000 Index by 642 basis points. Momentum strategies struggled during 2009 as market leadership rotated quickly off of the March 2009 market lows. Our shorter-term (three-month) momentum signal was able to mitigate relative losses generated by our mid-term (12-month) signal. The biggest industry contributors to positive Fund performance were Internet & Catalog Retail (12.1%), Healthcare Technology (6.1%), Paper & Forest Products and Auto Components (both of which were 4.7%). The largest detractors from performance during the period were Energy Equipment & Services (-1.4%) and Building Products (-1.0%).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	March 22, 2002
H-Class	March 22, 2002

Ten Largest Holdings (% of Total Net Assets)

American Express Co.	2.1%
Brookfield Asset Management, Inc. — Class A	2.0%
Johnson Controls, Inc.	1.9%
Apple, Inc.	1.9%
Mattel, Inc.	1.7%
Avon Products, Inc.	1.7%
International Paper Co.	1.6%
International Business Machines Corp.	1.5%
Weyerhaeuser Co.	1.5%
Nike, Inc. — Class B	1.4%

Top Ten Total	17.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
			A-Class				C-Class
			(03/31/04)				(03/22/02)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
ALL-CAP OPPORTUNITY FUND	46.06%	39.12%	4.47%	3.46%	4.76%	3.92%	45.04%	44.04%	3.72%	3.37%
RUSSELL 3000 INDEX	52.43%	52.43%	2.44%	2.44%	3.20%	3.20%	52.43%	52.43%	2.44%	2.90%
S&P 500 INDEX	49.77%	49.77%	1.92%	1.92%	2.70%	2.70%	49.77%	49.77%	1.92%	2.21%

	H-Class
	(03/22/02)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION
ALL-CAP OPPORTUNITY FUND	46.01%	4.49%	4.15%
RUSSELL 3000 INDEX	52.43%	2.44%	2.90%
S&P 500 INDEX	49.77%	1.92%	2.21%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Russell 3000 Index and the S&P 500 Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	7

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INTERNATIONAL OPPORTUNITY FUND
OBJECTIVE: Seeks long-term capital appreciation.
Inception: August 31, 2007
For the one-year period ended March 31, 2010, International Opportunity Fund H-Class returned 49.11%, underperforming the MSCI EAFE IndexSM by 533 basis points. Please note that the benchmark was changed to the MSCI EAFE when the fund name was changed in April 2009. Active country and currency selection negatively impacted the Fund’s performance relative to its benchmark by -2% and -2.7%, respectively. The biggest positive country contributions to the Fund’s relative performance were Sweden (5.6%), Spain (3.4%) and Italy (3.4%). The largest detractors to the Fund’s relative performance were Japan (-5.5%), the U.K. (-4.7%) and Germany (-3.7%). In terms of currency, the biggest positive currency contributor to Fund’s relative performance was New Zealand (.9%) and the biggest negative currency contributors to Fund’s relative performance were the U.K. (-1.8%) and Australia (-1.4%).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	August 31, 2007
C-Class	August 31, 2007
H-Class	August 31, 2007

Holdings (% of Total Net Assets)

iShares MSCI Austria Investable Market Index Fund	20.0%
iShares MSCI Singapore Index Fund	12.4%
iShares MSCI Netherlands Index Fund	8.3%
iShares MSCI Belgium Index Fund	6.7%

Grand Total	47.4%

The Fund invests principally in exchange traded funds and derivative investments such as swap agreements, futures contracts and options on currencies.

8	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
		A-Class			C-Class
		(08/31/07)			(08/31/07)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION
INTERNATIONAL OPPORTUNITY FUND	49.14%	42.02%	-5.63%	-7.40%	48.00%	47.00%	-6.31%
S&P 500 INDEX	49.77%	49.77%	-6.44%	-6.44%	49.77%	49.77%	-6.44%
MSCI WORLD EX USA INDEX	56.76%	56.76%	-8.05%	-8.05%	56.76%	56.76%	-8.05%
MSCI EAFE INDEX	54.44%	54.44%	-8.66%	-8.66%	54.44%	54.44%	-8.66%

	H-Class
	(08/31/07)
	ONE	SINCE
	YEAR	INCEPTION
INTERNATIONAL OPPORTUNITY FUND	49.11%	-5.62%
S&P 500 INDEX	49.77%	-6.44%
MSCI WORLD EX USA INDEX	56.76%	-8.05%
MSCI EAFE INDEX	54.44%	-8.66%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index, the MSCI WORLD EX USA Index, and the MSCI EAFE Index are unmanaged indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	9

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

ALTERNATIVE STRATEGIES ALLOCATION FUND
OBJECTIVE: Seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.
Inception: March 7, 2008
For the one-year period ended March 31, 2010, the equity market has almost continuously gone up, after being depressed by the financial crisis just a few months prior to this period. Part of the movement was the market rebound from the over-sold positions, while the other part was due to support from the government through both fiscal and monetary policies. During the period, Alternative Strategies Allocation Fund H-Class returned 4.30% as opposed to the U.S. Treasury Bellwether: 3-Month Index, which returned 0.20%. The market environment in this period was not very friendly to our alternative strategy funds. Out of all the components within this fund of funds, Rydex|SGI Global Market Neutral Fund, which was added to the Fund on March 30, 2009 and tends to favor high-quality stocks, lost 7.51% in the face of the junk rally during this period. With declining volatility throughout this period, Rydex|SGI Managed Futures Strategy Fund—which generally performs its best in a high-volatility environment, lost 4.27%. As probably the most depressed asset class in the crisis, real estate experienced the strongest rebound with Rydex Real Estate Fund up 90.14% during the period. Multi-Hedge Strategies Fund also had a good showing, returning 2.66% for the period.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 7, 2008
C-Class	March 7, 2008
H-Class	March 7, 2008

Holdings (% of Total Net Assets)

RSF — Rydex|SGI Managed Futures Strategy Fund	32.8%
PowerShares DB G10 Currency Harvest Fund	21.7%
RSF — Rydex|SGI Global Market Neutral Fund	19.0%
RSF — Rydex|SGI Multi-Hedge Strategies Fund	17.8%
RSF — Rydex|SGI Long/Short Commodities Strategy Fund	7.1%
RSF — Real Estate Fund	0.7%
RSF — Commodities Strategy Fund	0.4%

Grand Total	99.5%

“Holdings” exclude any temporary cash or derivative investments.

10	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
		A-Class			C-Class
		(03/07/08)			(03/07/08)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION
ALTERNATIVE STRATEGIES ALLOCATION FUND	4.29%	-0.64%	-8.89%	-11.02%	3.55%	2.55%	-9.57%
S&P 500 INDEX	49.77%	49.77%	-2.50%	-2.50%	49.77%	49.77%	-2.49%
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX	7.69%	7.69%	5.94%	5.94%	7.69%	7.69%	5.94%
U.S. TREASURY BELLWETHERS: 3 MONTH INDEX	0.20%	0.20%	0.79%	0.79%	0.20%	0.20%	0.79%

	H-Class
	(03/07/08)
	ONE	SINCE
	YEAR	INCEPTION
ALTERNATIVE STRATEGIES ALLOCATION FUND	4.30%	-8.91%
S&P 500 INDEX	49.77%	-2.49%
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX	7.69%	5.94%
U.S. TREASURY BELLWETHERS: 3 MONTH INDEX	0.20%	0.79%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, and the U.S. Treasury Bellwethers: 3 Month Index are unmanaged indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	11

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

GLOBAL 130/30 STRATEGY FUND
OBJECTIVE: Seeks long-term capital appreciation.
Inception: September 23, 2002
For the one-year period ended March 31, 2010, Global 130/30 Strategy Fund H-Class, which seeks to provide long/short exposure to the global equity markets, returned 32.89% while the MSCI World Index returned 55.96% for the same period. A portion of the underperformance was due to our conservative portfolio positioning through the third quarter of 2009. For the year ended March 31, 2010 we lost 8.07% as a result of our market exposure.
Both the long and short books deserve part of the blame for the portfolio underperformance. Though North America and Japan outperformed on the long side of the portfolio, the short portfolio in these regions underperformed significantly. North American underperformance came primarily from Health Care and Consumer Discretionary shorts while Japan saw losses in Industrials and Information Technology shorts.
In Europe, the opposite was true: while the long portfolio lagged the MSCI Europe Index, the short book was an excellent performer. Both Consumer Discretionary and Health Care contributed positively to European short performance. Asia ex-Japan, was the single best performing region in the MSCI World Index, while the Global 130/30 Strategy Fund underperformed marginally on both sides of the portfolio.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 31, 2004
C-Class	September 23, 2002
H-Class	September 23, 2002

Ten Largest Holdings (% of Total Net Assets)

SPDR Trust, Series 1	3.5%
Veolia Environnement	2.7%
Julius Baer Group Ltd.	2.7%
UGI Corp.	2.5%
Check Point Software Technologies Ltd.	2.5%
Express Scripts, Inc.	2.5%
JPMorgan Chase & Co.	2.5%
ACE Ltd.	2.4%
Mitsui & Co. Ltd.	2.4%
Xerox Corp.	2.4%

Top Ten Total	26.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
			A-Class				C-Class
			(03/31/04)				(09/23/02)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

GLOBAL 130/30 STRATEGY FUND††	33.08%	26.84%	-3.29%	4.23%	-1.47%	-2.27%	32.04%	31.04%	-4.00%	3.11%
RUSSELL 3000 INDEX	52.43%	52.43%	2.44%	2.44%	3.20%	3.20%	52.43%	52.43%	2.44%	7.45%
MSCI WORLD INDEX	55.96%	55.96%	4.33%	4.33%	6.26%	6.26%	55.96%	55.96%	4.33%	10.83%

	H-Class
	(09/23/02)
	ONE	FIVE	SINCE
	YEAR	YEAR	INCEPTION
GLOBAL 130/30 STRATEGY FUND††	32.89%	-3.29%	3.88%
RUSSELL 3000 INDEX	52.43%	2.44%	7.45%
MSCI WORLD INDEX	55.96%	4.33%	10.83%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

††	Effective April 1, 2009, the investment strategy of the Fund changed. See Note 12.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The MSCI World Index and the Russell 3000 Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	13

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

GLOBAL MARKET NEUTRAL FUND
OBJECTIVE: Seeks to provide long-term absolute returns regardless of market conditions, while maintaining a low correlation to and mitigating the risks of the global equity market.
Inception: March 30, 2009
For the one-year period ended March 31, 2010, the Global Market Neutral Fund H-Class returned -7.27% while the MSCI World Index was up 52.4%. While our long book achieved performance in excess of the MSCI World Index, the short book underperformed. Our best performing region from a portfolio perspective was Europe, followed by Asia ex-Japan, while both North America and Japan detracted from portfolio performance.
One of the goals of the market neutral fund is to maintain market neutrality on a variety of measures. Our beta to the market is one statistic that is used to gauge neutrality, and ideally that is kept between +/- 0.1. While we achieved that goal, our realized beta of -.05 resulted in a loss of -2.8% due to the market move. Volatility was in line with expectations at 6.4% (vs. MSCI at 17.45%) and correlation was a low -.15.
Globally, the MSCI World Financials sector (+75.43%) was the best performing sector followed by Materials (+70.73%) and Industrials (+67.12%). The Global Market Neutral portfolio had positive performance in each of those sectors, with the strongest performance coming from Financials where we had an average net exposure of +3.5%. North America and Japan led the way, though all regions were positive. Both Materials and Industrials held net short portfolio exposures (-2.5% and -1% respectively), but managed strong performance, particularly in North America. The Energy and Consumer Staples sectors also exhibited strong portfolio performance.
The portfolio’s worst performing sector was Health Care, which was also one of the worst performing global sectors, as reported by the MSCI World Index Healthcare Sector (+34.44%). We were hurt primarily by North American shorts. We also struggled in Consumer Discretionary and Information Technology. North America was to blame for poor performance in Consumer Discretionary as we held some of the casinos and specialty retail companies short which rallied with the bourgeoning economic recovery. The losses to IT were across all regions, but most evident in Japan.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	March 30, 2009
C-Class	March 30, 2009
H-Class	March 30, 2009

Ten Largest Long Holdings (% of Total Net Assets)

WESCO International, Inc.	2.3%
Aurubis AG	2.2%
Centene Corp.	2.2%
Ford Motor Co.	1.9%
American Greetings Corp. — Class A	1.8%
EnCana Corp.	1.5%
Net 1 UEPS Technologies, Inc.	1.5%
Deluxe Corp.	1.4%
Fred Olsen Energy ASA	1.4%
Gulfmark Offshore, Inc. — Class A	1.4%

Top Ten Total	17.6%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

14	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (concluded)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
		A-Class			C-Class
		(03/30/09)			(03/30/09)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION
GLOBAL MARKET NEUTRAL FUND	-7.27%	-11.66%	-7.47%	-11.85%	-8.07%	-8.98%	-8.23%
S&P 500 INDEX	49.77%	49.77%	51.56%	51.56%	49.77%	49.77%	51.56%
HFRX U.S. EQUITY MARKET NEUTRAL INDEX	-2.17%	-2.17%	-2.20%	-2.20%	-2.17%	-2.17%	-2.20%

	H-Class
	(03/30/09)
	ONE	SINCE
	YEAR	INCEPTION
GLOBAL MARKET NEUTRAL FUND	-7.27%	-7.47%
S&P 500 INDEX	49.77%	51.56%
HFRX U.S. EQUITY MARKET NEUTRAL INDEX	-2.17%	-2.20%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the HFRX U.S. Equity Market Neutral Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	15

SCHEDULE OF INVESTMENTS
March 31, 2010
     ALL-CAP OPPORTUNITY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 98.8%(a)

CONSUMER DISCRETIONARY 49.3%
Johnson Controls, Inc.	116,200	$3,833,438
Mattel, Inc.	152,300	3,463,302
Nike, Inc. — Class B	39,500	2,903,250
Hasbro, Inc.	74,400	2,848,032
Sony Corp. — SP ADR	72,700	2,785,137
Target Corp.	48,800	2,566,880
Walt Disney Co.	62,100	2,167,911
Magna International, Inc. — Class A*	33,300	2,059,605
Coach, Inc.	48,200	1,904,864
Autoliv, Inc.*	33,100	1,705,643
Kohl’s Corp.*	31,100	1,703,658
Brunswick Corp.	104,600	1,670,462
Comcast Corp. — Class A	88,400	1,663,688
Polaris Industries, Inc.	31,921	1,633,079
BorgWarner, Inc.*	42,500	1,622,650
VF Corp.	20,000	1,603,000
TRW Automotive Holdings Corp.*	54,700	1,563,326
Fortune Brands, Inc.	32,100	1,557,171
Time Warner, Inc.	49,700	1,554,119
Sears Holdings Corp.*	14,100	1,528,863
Eastman Kodak Co.*	259,300	1,501,347
DIRECTV — Class A*	41,800	1,413,258
News Corp.	92,000	1,325,720
Pool Corp.	57,799	1,308,569
Macy’s, Inc.	59,700	1,299,669
Garmin Ltd.	33,700	1,296,776
Goodyear Tire & Rubber Co.*	102,300	1,293,072
Nordstrom, Inc.	31,000	1,266,350
Gentex Corp.	64,900	1,260,358
Dollar General Corp.*	48,968	1,236,442
Viacom, Inc. — Class B*	34,600	1,189,548
J.C. Penney Company, Inc.	36,900	1,187,073
Polo Ralph Lauren Corp.	13,900	1,182,056
Time Warner Cable, Inc.	21,900	1,167,489
Whirlpool Corp.	13,300	1,160,425
Federal Mogul Corp. — Class A*	58,800	1,079,568
Dana Holding Corp.*	88,434	1,050,596
Tenneco, Inc.*	41,900	990,935
Dollar Tree, Inc.*	16,300	965,286
Callaway Golf Co.	107,300	946,386
Family Dollar Stores, Inc.	25,800	944,538
NVR, Inc.*	1,300	944,450
Phillips-Van Heusen Corp.	16,400	940,704
Stanley Black & Decker, Inc.	16,065	922,292
Mohawk Industries, Inc.*	16,800	913,584
Newell Rubbermaid, Inc.	59,900	910,480
Pulte Homes, Inc.*	80,600	906,750
Omnicom Group, Inc.	23,300	904,273
Hanesbrands, Inc.*	31,500	876,330

		MARKET
	SHARES	VALUE

ArvinMeritor, Inc.*	65,200	$870,420
McGraw-Hill Companies, Inc.	24,300	866,295
D.R. Horton, Inc.	67,800	854,280
Fossil, Inc.*	22,600	852,924
Cooper Tire & Rubber Co.	44,600	848,292
Toll Brothers, Inc.*	40,000	832,000
Leggett & Platt, Inc.	37,700	815,828
The Warnaco Group, Inc.*	16,900	806,299
Lululemon Athletica, Inc.*	19,200	796,800
Tupperware Brands Corp.	16,200	781,164
Jarden Corp.	22,900	762,341
Harman International Industries, Inc.*	16,200	757,836
CBS Corp.	53,300	743,002
Jakks Pacific, Inc.*	56,483	737,103
Big Lots, Inc.*	19,900	724,758
Carter’s, Inc.*	23,800	717,808
Deckers Outdoor Corp.*	5,200	717,600
Columbia Sportswear Co.	13,455	706,791
Jones Apparel Group, Inc.	36,600	696,132
American Axle & Manufacturing Holdings, Inc.*	67,800	676,644
RC2 Corp.*	45,099	675,132
Wolverine World Wide, Inc.	22,057	643,182
Scripps Networks Interactive, Inc.	14,500	643,075
Virgin Media, Inc.	36,600	631,716
Cablevision Systems Corp. — Class A	26,100	630,054
Skechers U.S.A., Inc. — Class A*	16,500	599,280
Fuel Systems Solutions, Inc.*	18,400	588,064
Sturm Ruger & Company, Inc.	47,268	566,743
Dillard’s, Inc. — Class A	23,800	561,680
Smith & Wesson Holding Corp.*	141,200	533,736
DISH Network Corp. — Class A*	25,300	526,746
Saks, Inc.*	61,100	525,460
Interpublic Group of Companies, Inc.*	61,100	508,352
99 Cents Only Stores*	26,630	434,069
Exide Technologies*	63,200	363,400
Drew Industries, Inc.*	11,000	242,220

Total Consumer Discretionary		98,959,628

FINANCIALS 15.6%
American Express Co.	103,600	4,274,536
Brookfield Asset Management, Inc. — Class A	155,300	3,947,726
Brookfield Properties Corp.	187,500	2,880,000
Capital One Financial Corp.	65,100	2,695,791
CB Richard Ellis Group, Inc. — Class A*	145,500	2,306,175
The St. Joe Co.*	58,300	1,886,005
Jones Lang LaSalle, Inc.	25,400	1,851,406
Discover Financial Services	117,400	1,749,260

16	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

1

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     ALL-CAP OPPORTUNITY FUND

		MARKET
	SHARES	VALUE

SLM Corp.*	126,900	$1,588,788
Forest City Enterprises, Inc. — Class A*	103,900	1,497,199
AmeriCredit Corp.*	51,100	1,214,136
Forestar Real Estate Group, Inc.*	44,700	843,936
Cash America International, Inc.	17,800	702,744
Ezcorp, Inc.*	31,400	646,840
Nelnet, Inc. — Class A	28,200	523,392
World Acceptance Corp.*	13,300	479,864
First Cash Financial Services, Inc.*	22,100	476,697
Dollar Financial Corp.*	19,700	473,982
Cardtronics, Inc.*	36,400	457,548
China Housing & Land Development, Inc.*	92,918	353,088
Advance America Cash Advance Centers, Inc.	60,600	352,692

Total Financials		31,201,805

INDUSTRIALS 9.6%
Delta Air Lines, Inc.*	196,000	2,859,640
Southwest Airlines Co.	191,800	2,535,596
UAL Corp.*	81,900	1,601,145
Continental Airlines, Inc. — Class B*	66,000	1,450,020
AMR Corp.*	154,400	1,406,584
Copa Holdings SA	18,600	1,130,880
Alaska Air Group, Inc.*	25,400	1,047,242
JetBlue Airways Corp.*	186,100	1,038,438
Allegiant Travel Co.*	15,400	891,044
US Airways Group, Inc.*	120,500	885,675
SkyWest, Inc.	48,300	689,724
AirTran Holdings, Inc.*	132,000	670,560
United Technologies Corp.	5,300	390,133
Boeing Co.	4,700	341,267
Honeywell International, Inc.	6,100	276,147
Lockheed Martin Corp.	3,100	257,982
General Dynamics Corp.	3,300	254,760
Raytheon Co.	3,800	217,056
Northrop Grumman Corp.	3,200	209,824
Precision Castparts Corp.	1,600	202,736
L-3 Communications Holdings, Inc.	1,700	155,771
Rockwell Collins, Inc.	2,400	150,216
ITT Corp.	2,700	144,747
Goodrich Corp.	2,000	141,040
BE Aerospace, Inc.*	2,700	82,215
TransDigm Group, Inc.	1,400	74,256
Alliant Techsystems, Inc.*	900	73,170

Total Industrials		19,177,868

		MARKET
	SHARES	VALUE

INFORMATION TECHNOLOGY 8.6%
Apple, Inc.*	16,200	$3,805,866
International Business Machines Corp.	23,300	2,988,225
Hewlett-Packard Co.	51,800	2,753,170
EMC Corp.*	81,000	1,461,240
Dell, Inc.*	81,300	1,220,313
SanDisk Corp.*	25,700	889,991
NetApp, Inc.*	26,500	862,840
Seagate Technology*	44,500	812,570
Western Digital Corp.*	18,600	725,214
Teradata Corp.*	17,800	514,242
QLogic Corp.*	20,200	410,060
Diebold, Inc.	10,300	327,128
NCR Corp.*	23,600	325,680
STEC, Inc.*	8,500	101,830

Total Information Technology		17,198,369

CONSUMER STAPLES 7.9%
Avon Products, Inc.	101,700	3,444,579
Estee Lauder Companies, Inc. — Class A	39,200	2,542,904
NBTY, Inc.*	32,900	1,578,542
Herbalife Ltd.	32,700	1,508,124
Alberto-Culver Co.	55,700	1,456,555
Nu Skin Enterprises, Inc.	42,000	1,222,200
Revlon, Inc.*	51,306	760,868
Elizabeth Arden, Inc.*	36,900	664,200
Prestige Brands Holdings, Inc. — Class A*	68,500	616,500
Medifast, Inc.*	22,700	570,451
China-Biotics, Inc.*	31,539	564,864
American Oriental Bioengineering, Inc.*	126,500	516,120
China Sky One Medical, Inc.*	29,892	469,603

Total Consumer Staples		15,915,510

MATERIALS 7.8%
International Paper Co.	134,100	3,300,201
Weyerhaeuser Co.	64,400	2,915,388
Domtar Corp.*	37,008	2,383,685
MeadWestvaco Corp.	83,900	2,143,645
Louisiana-Pacific Corp.*	130,900	1,184,645
Schweitzer-Mauduit International, Inc.	20,100	955,956
Clearwater Paper Corp.*	17,300	852,025
Glatfelter	55,600	805,644
Deltic Timber Corp.	14,585	642,469
Wausau Paper Corp.*	65,240	557,150

Total Materials		15,740,808

Total Common Stocks (Cost $173,804,686)		198,193,988

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	17

2

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     ALL-CAP OPPORTUNITY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS 1.1%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$846,397	$846,397
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	675,185	675,185
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	667,581	667,581
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	71,527	71,527

Total Repurchase Agreements (Cost $2,260,690)		2,260,690

Total Investments 99.9% (Cost $176,065,376)		$200,454,678

Other Assets in Excess of Liabilities – 0.1%		$111,940

Net Assets – 100.0%		$200,566,618

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.

ADR — American Depository Receipt.
18	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

3

SCHEDULE OF INVESTMENTS
March 31, 2010
     INTERNATIONAL OPPORTUNITY FUND

		MARKET
	SHARES	VALUE

EXCHANGE TRADED FUNDS 47.5%(a)
iShares MSCI Austria Investable Market Index Fund	135,500	$2,676,125
iShares MSCI Singapore Index Fund	144,800	1,665,200
iShares MSCI Netherlands Investable Market Index Fund	54,500	1,111,800
iShares MSCI Belgium Index Fund	69,400	903,588

Total Exchange Traded Funds (Cost $5,953,165)		6,356,713

	FACE
	AMOUNT

REPURCHASE AGREEMENTS 47.6%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$2,388,804	2,388,804
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	1,905,588	1,905,588
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	1,884,127	1,884,127
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	201,871	201,871

Total Repurchase Agreements (Cost $6,380,390)		6,380,390

Total Investments 95.1% (Cost $12,333,555)		$12,737,103

Other Assets in Excess of Liabilities – 4.9%		$653,118

Net Assets – 100.0%		$13,390,221

		Unrealized
	CONTRACTS	Loss

CURRENCY FUTURES CONTRACTS PURCHASED(b)
June 2010 Swedish Krona Futures Contracts (Aggregate Market Value of Contracts $831,030)	3	$(13,418)
June 2010 Japanese Yen Futures Contracts (Aggregate Market Value of Contracts $2,541,488)	19	(87,747)

(Total Aggregate Market Value of Contracts $3,372,518)		$(101,165)

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS PURCHASED(b)
June 2010 FTSE/MIB Index Futures Contracts (Aggregate Market Value of Contracts $3,176,876)	21	$34,470
April 2010 OMX Stockholm 30 Index Futures Contracts (Aggregate Market Value of Contracts $842,092)	60	4,441
April 2010 IBEX 35 Index Futures Contracts (Aggregate Market Value of Contracts $3,231,140)	22	(54,479)

(Total Aggregate Market Value of Contracts $7,250,108)		$(15,568)

CURRENCY FUTURES CONTRACTS SOLD SHORT(b)
June 2010 EURO Futures Contracts
(Aggregate Market Value of Contracts $1,688,375)	10	$8,643

Country Diversification
The pie chart above reflects percentages of
the market value of Common Stocks.

†	Repurchase Agreements — See Note 6.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	19

4

SCHEDULE OF INVESTMENTS
March 31, 2010
     ALTERNATIVE STRATEGIES ALLOCATION FUND

		MARKET
	SHARES	VALUE

CURRENCY EXCHANGE TRADED FUND 21.7%(a)
PowerShares DB G10 Currency Harvest Fund*	280,923	$6,626,973

Total Currency Exchange Traded Fund (Cost $6,403,039)		6,626,973

MUTUAL FUNDS 77.8%††(a)
RSF — Rydex|SGI Managed Futures Strategy Fund*	388,434	10,025,474
RSF — Rydex|SGI Global Market Neutral Fund	252,861	5,795,577
RSF — Rydex|SGI Multi-Hedge Strategies Fund*	265,116	5,432,222
RSF — Rydex|SGI Long/Short Commodities Strategy Fund*	81,514	2,157,689
RSF — Real Estate Fund	8,472	205,363
RSF — Commodities Strategy Fund	7,887	126,988

Total Mutual Funds (Cost $23,969,774)		23,743,313

	FACE
	AMOUNT

REPURCHASE AGREEMENT 0.8%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$238,720	238,720
Total Repurchase Agreement (Cost $238,720)		238,720

Total Investments 100.3% (Cost $30,611,533)		$30,609,006

Liabilities in Excess of Other Assets – (0.3)%		$(84,506)

Net Assets – 100.0%		$30,524,500

*	Non-Income Producing Security.

†	Repurchase Agreement — See Note 6.

††	A-Class shares of Affiliated Funds.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.

RSF — Rydex Series Funds.
20	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

5

SCHEDULE OF INVESTMENTS
March 31, 2010
     GLOBAL 130/30 STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 125.5%(a)

FINANCIALS 21.0%
Julius Baer Group Ltd.§	10,012	$363,201
JPMorgan Chase & Co.§	7,481	334,775
ACE Ltd.§	6,299	329,438
Sony Financial Holdings, Inc.	97	318,509
DBS Group Holdings Ltd.§	27,000	275,993
Washington Federal, Inc.§	13,500	274,320
Lancashire Holdings Ltd.§	25,661	187,439
Standard Chartered PLC	5,107	139,328
SNS REAAL NV*	20,559	128,877
W.R. Berkley Corp.§	4,500	117,405
Ho Bee Investment Ltd.	83,000	106,794
Protective Life Corp.	4,000	87,960
Hartford Financial Services Group, Inc.§	2,900	82,418
American International Group, Inc.*§	1,600	54,624
Hopson Development Holding Ltd.	28,000	45,223

Total Financials		2,846,304

HEALTH CARE 18.3%
Express Scripts, Inc.*§	3,296	335,401
Life Technologies Corp.*§	6,082	317,906
Medco Health Solutions, Inc.*§	4,175	269,538
Novartis AG§	4,811	259,851
Fresenius Medical Care AG & Company KGaA	3,811	215,039
Centene Corp.*§	6,800	163,472
Kindred Healthcare, Inc.*	7,400	133,570
Community Health Systems, Inc.*§	3,200	118,176
Endo Pharmaceuticals Holdings, Inc.*§	4,800	113,712
Healthsouth Corp.*§	5,700	106,590
Eli Lilly & Co.	2,900	105,038
Humana, Inc.*	2,100	98,217
Eczacibasi Ilac Sanayive Ticaret AS*	50,664	93,476
Coloplast A/S§	718	79,070
Amedisys, Inc.*§	650	35,893
Nihon Kohden Corp.§	1,800	33,114

Total Health Care		2,478,063

INFORMATION TECHNOLOGY 17.2%
Check Point Software Technologies Ltd.*§	9,684	339,521
Xerox Corp.	32,700	318,825
Apple, Inc.*§	1,320	310,108
Gree, Inc.§	4,966	303,288
Samsung Electronics Company Ltd.§	391	282,892
Tokyo Electron Ltd.§	3,500	232,098

		MARKET
	SHARES	VALUE

Hitachi Ltd.*	54,000	$201,572
InterDigital, Inc.*§	6,300	175,518
Net 1 UEPS Technologies, Inc.*§	6,500	119,535
Multi-Fineline Electronix, Inc.*§	1,700	43,792

Total Information Technology		2,327,149

CONSUMER DISCRETIONARY 14.9%
Time Warner Cable, Inc.§	5,331	284,196
Renault SA*§	5,815	272,547
Honda Motor Company Ltd.§	6,700	236,483
American Greetings Corp. — Class A§	6,900	143,796
ITT Educational Services, Inc.*§	1,165	131,039
Ford Motor Co.*§	8,374	105,261
Toyo Tire & Rubber Company Ltd.	42,000	97,930
Home Depot, Inc.§	2,800	90,580
Dena Company Ltd.§	12	88,818
Tractor Supply Co.§	1,500	87,075
Corinthian Colleges, Inc.§	4,600	80,914
Quebecor, Inc. — Class B	2,300	78,305
CyberAgent, Inc.§	44	77,840
Volkswagen AG*§	702	67,796
Flight Centre Ltd.§	3,300	63,526
T-GAIA Corp.§	42	62,127
Kia Motors Corp.§	2,360	52,707
Spectrum Group International, Inc.*	1,186	2,194

Total Consumer Discretionary		2,023,134

INDUSTRIALS 14.4%
Mitsui & Company Ltd.§	19,400	325,979
Prysmian SpA§	16,096	316,333
Nexans SA§	2,649	225,810
Navistar International Corp.*§	3,884	173,731
SK Holdings Company Ltd.§	1,824	162,137
British Airways PLC*	29,264	107,945
Oshkosh Corp.*	2,600	104,884
Deluxe Corp.§	5,400	104,868
Alaska Air Group, Inc.*	2,500	103,075
SembCorp Marine Ltd.	32,000	95,843
WESCO International, Inc.*	2,700	93,717
The Brink’s Co.	2,600	73,398
Pitney Bowes, Inc.	2,900	70,905

Total Industrials		1,958,625

ENERGY 13.5%
CNOOC Ltd.§	187,988	309,431
Occidental Petroleum Corp.§	3,430	289,972
BG Group PLC§	12,839	222,182
Forest Oil Corp.*§	8,422	217,456
Petroleo Brasileiro SA	4,700	209,103
Gulfmark Offshore, Inc. — Class A*§	4,700	124,785
Stone Energy Corp.*§	6,700	118,925
Exterran Holdings, Inc.*	3,900	94,263
EnCana Corp.	3,000	93,335
World Fuel Services Corp.§	2,940	78,322

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	21

6

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     GLOBAL 130/30 STRATEGY FUND

		MARKET
	SHARES	VALUE

Nippon Mining Holdings, Inc.	10,000	$46,740
Helix Energy Solutions Group, Inc.*	1,800	23,454

Total Energy		1,827,968

CONSUMER STAPLES 11.2%
Imperial Tobacco Group PLC	9,305	283,788
Altria Group, Inc.§	11,591	237,847
Marine Harvest*	220,798	196,169
Toyo Suisan Kaisha Ltd.§	7,081	183,131
Herbalife Ltd.	2,400	110,688
Smithfield Foods, Inc.*§	5,300	109,922
Gruma SAB de CV-B*	39,500	89,418
Metro, Inc.-A§	2,012	83,416
Empire Company Ltd.	1,580	81,948
MEGMILK SNOW BRAND Company Ltd.§	4,900	76,255
Dean Foods Co.*§	4,000	62,760

Total Consumer Staples		1,515,342

UTILITIES 8.2%
Veolia Environnement§	10,644	369,201
UGI Corp.§	12,900	342,366
Constellation Energy Group, Inc.§	3,200	112,352
FPL Group, Inc.	2,200	106,326
Xcel Energy, Inc.§	4,900	103,880
Northeast Utilities§	2,980	82,367

Total Utilities		1,116,492

MATERIALS 6.8%
Voestalpine AG§	6,087	246,242
Syngenta Ag§	822	228,264
Nyrstar*§	10,604	157,266
Rock-Tenn Co. — Class A§	2,100	95,697
Johnson Matthey PLC	3,465	91,850
Boliden AB§	3,942	56,339
Italmobiliare SpA*§	1,284	53,556

Total Materials		929,214

Total Common Stocks (Cost $14,786,696)		17,022,291

EXCHANGE TRADED FUND 3.5%(a)
SPDR Trust, Series 1	4,074	476,617

Total Exchange Traded Fund
(Cost $476,537)		476,617

RIGHTS 0.0%(b)
Volkswagen AG* Expires 04/13/10	702	436

Total Rights (Cost $359)		436

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS 9.8%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$496,520	$496,520
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	396,082	396,082
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	391,621	391,621
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	41,959	41,959

Total Repurchase Agreements (Cost $1,326,182)		1,326,182

Total Long Securities 138.8% (Cost $16,589,774)		18,825,526

	SHARES
COMMON STOCKS SOLD SHORT (25.3)%(a)

CONSUMER STAPLES (0.9)%
Green Mountain Coffee Roasters, Inc.*	1,300	(125,866)

Total Consumer Staples		(125,866)

FINANCIALS (2.1)%
Student Loan Corp.	800	(28,424)
UBS AG*	2,564	(41,679)
The St. Joe Co.*	2,600	(84,110)
Radian Group, Inc.	8,300	(129,812)

Total Financials		(284,025)

ENERGY (2.6)%
BPZ Resources, Inc.*	7,074	(51,994)
Heritage Oil PLC*	7,548	(64,308)
Sevan Marine ASA*	46,000	(71,985)
Aquila Resources Ltd.*	8,334	(80,522)
Paladin Energy Ltd.*	23,386	(84,759)

Total Energy		(353,568)

MATERIALS (2.8)%
SCHMOLZ+BICKENBACH AG	1,449	(42,876)
Texas Industries, Inc.	1,400	(47,838)
Ivanhoe Mines Ltd.*	3,700	(64,660)
Fibria Celulose SA – SP ADR*	3,200	(70,016)
NovaGold Resources, Inc.*	22,000	(157,251)

Total Materials		(382,641)

22	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

7

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     GLOBAL 130/30 STRATEGY FUND

		MARKET
	SHARES	VALUE

HEALTH CARE (3.8)%
Volcano Corp.*	2,000	$(48,320)
Emeritus Corp.*	2,700	(54,945)
Salix Pharmaceuticals Ltd.*	2,100	(78,225)
Auxilium Pharmaceuticals, Inc.*	3,200	(99,712)
Savient Pharmaceuticals, Inc.*	7,000	(101,150)
Allos Therapeutics, Inc.*	16,700	(124,081)

Total Health Care		(506,433)

INDUSTRIALS (3.9)%
Hansen Transmissions International NV*	25,030	(34,390)
TUI AG*	3,552	(39,941)
NGK Insulators Ltd.	2,000	(40,794)
Compagnie Industriali Riunite SpA*	21,033	(50,711)
Beijing Capital International Airport Company Ltd.*	90,000	(53,785)
Resources Connection, Inc.*	3,000	(57,510)
USG Corp.*	4,700	(80,652)
Nissha Printing Company Ltd.	2,100	(81,983)
Empresas ICA SAB de CV*	35,700	(91,383)

Total Industrials		(531,149)

CONSUMER DISCRETIONARY (4.5)%
Nokian Renkaat OYJ	1,640	(42,598)
Sotheby’s	1,384	(43,028)
Unibet Group PLC*	1,925	(57,317)
JD Group Ltd.	11,672	(70,909)
Mitsubishi Motors Corp.*	66,000	(89,652)
Central European Media Enterprises Ltd. — Class A*	3,300	(96,723)
Sanyo Electric Company Ltd.*	62,000	(99,471)
Brunswick Corp.	6,800	(108,596)

Total Consumer Discretionary		(608,294)

INFORMATION TECHNOLOGY (4.7)%
Wirecard AG	3,024	(28,592)
Monster Worldwide, Inc.*	4,500	(74,745)
Formfactor, Inc.*	6,500	(115,440)
NEC Electronics Corp.*	12,500	(126,611)
Infinera Corp.*	16,400	(139,728)
Baidu, Inc. — SP ADR*	254	(151,638)

Total Information Technology		(636,754)

Total Common Stocks Sold Short (Proceeds $2,791,645)		(3,428,730)

Liabilities in Excess of Other Assets – (13.5)%		$(1,832,743)

Net Assets – 100.0%		$13,564,053

Country Diversification
The pie chart above reflects percentages of
the market value of Long Stocks.
Country Diversification
The pie chart above reflects percentages of
the market value of Short Stocks.

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

§	All or a portion of this security is pledged as short security collateral at March 31, 2010.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.

ADR — American Depository Receipt.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	23

8

SCHEDULE OF INVESTMENTS
March 31, 2010
     GLOBAL MARKET NEUTRAL FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 99.3%(a)

CONSUMER DISCRETIONARY 16.7%
Ford Motor Co.*§	26,100	$328,077
American Greetings Corp. — Class A§	14,800	308,432
Quebecor, Inc. — Class B	6,200	211,082
Toyo Tire & Rubber Company Ltd.§	81,000	188,866
LG Electronics, Inc.§	1,451	147,590
Jones Apparel Group, Inc.§	7,000	133,140
Volkswagen AG§	1,226	118,402
Promotora de Informaciones SA- Prisa*	32,778	117,768
T-GAIA Corp.§	69	102,066
Jarden Corp.§	3,000	99,870
Dufry Group*§	1,237	99,368
Dorel Industries, Inc. Class B*	3,100	98,887
Dillard’s, Inc. — Class A§	4,100	96,760
Dena Company Ltd.§	13	96,219
Cracker Barrel Old Country Store, Inc.§	1,900	88,122
Corinthian Colleges, Inc.*§	4,800	84,432
Netflix, Inc.*§	1,100	81,114
TUI AG*§	7,146	80,355
Folli-Folli SA§	3,551	80,196
Flight Centre Ltd.§	3,504	67,453
CyberAgent, Inc.§	37	65,456
Valassis Communications, Inc.*§	2,200	61,226
D.R. Horton, Inc.§	4,300	54,180
Daiichikosho Company Ltd.§	3,500	45,147
Pacific Golf Group International Holdings KK§	64	42,235
Galiform PLC*	34,108	39,954

Total Consumer Discretionary		2,936,397

INDUSTRIALS 15.6%
WESCO International, Inc.*§	11,500	399,165
Deluxe Corp.§	12,700	246,634
SK Holdings Company Ltd.§	2,300	204,449
Triumph Group, Inc.§	2,700	189,243
Seaboard Corp.§	100	129,910
Trinity Industries, Inc.§	6,500	129,740
Carlisle Companies, Inc.§	3,200	121,920
US Airways Group, Inc.*§	15,600	114,660
Alaska Air Group, Inc.*§	2,700	111,321
EnerSys*§	4,400	108,504
Northrop Grumman Corp.§	1,600	104,912
European Aeronautic Defence and Space Co.§	5,166	103,934
The Brink’s Co.§	3,500	98,805
Panalpina Welttransport Holding AG§	1,131	96,056
Rexel SA*§	5,653	85,900
Barloworld Ltd.§	11,123	75,270
LG Corp.§	1,112	69,832
Saab AB*§	4,442	67,668

		MARKET
	SHARES	VALUE

Downer EDI Ltd.§	9,660	$67,009
China COSCO Holdings Company Ltd.	50,000	66,201
Transurban Group	11,382	52,740
Woori Europe Dividend Securities Investment Trust 1 — Equity§	6,500	48,180
D/S Norden A/S§	1,028	44,668

Total Industrials		2,736,721

HEALTH CARE 13.8%
Centene Corp.*§	15,800	379,832
Community Health Systems, Inc.*§	5,700	210,501
Healthsouth Corp.*§	11,100	207,570
Humana, Inc.*§	4,400	205,788
Kindred Healthcare, Inc.*§	10,900	196,745
Coloplast A/S§	1,545	170,144
Stada Arzneimitt AG§	3,857	151,967
Nihon Kohden Corp.§	8,200	150,853
Amedisys, Inc.*§	2,700	149,094
Eczacibasi Ilac Sanayi ve Ticaret AS*	76,571	141,275
Toho Holdings Company Ltd.§	9,700	126,988
Coventry Health Care, Inc.*§	4,900	121,128
Oriola-KD OYJ B*§	12,634	83,106
PDL BioPharma, Inc.§	13,200	81,972
Endo Pharmaceuticals Holdings, Inc.*§	2,300	54,487

Total Health Care		2,431,450

INFORMATION TECHNOLOGY 13.0%
Net 1 UEPS Technologies, Inc.*§	14,100	259,299
InterDigital, Inc.*§	8,600	239,596
Seagate Technology*§	9,300	169,818
CommScope, Inc.*§	5,700	159,714
Accenture PLC — Class A§	3,800	159,410
Hosiden Corp.§	11,800	154,355
LG Display Company, Ltd. — SP ADR§	8,700	153,816
Gree, Inc.§	2,400	146,574
Hitachi Ltd.*	29,000	108,252
Multi-Fineline Electronix, Inc.*§	4,100	105,616
MicroStrategy, Inc. — Class A*§	1,200	102,084
SYNNEX Corp.*§	2,900	85,724
Harris Corp.§	1,800	85,482
Western Digital Corp.*§	2,100	81,879
United Internet AG*§	5,301	80,408
Sybase, Inc.*§	1,600	74,592
Intel Corp.§	2,900	64,554
Symantec Corp.*§	3,200	54,144

Total Information Technology		2,285,317

MATERIALS 12.7%
Aurubis AG§	7,427	382,761
Xstrata PLC*§	10,264	194,518
Kazakhmys PLC*§	8,166	189,080
Nyrstar*§	12,348	183,131
Boliden AB§	12,707	181,609
Commercial Metals Co.§	11,300	170,178

24	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

9

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     GLOBAL MARKET NEUTRAL FUND

		MARKET
	SHARES	VALUE

Metalurgica Gerdau SA	7,700	$155,947
Reliance Steel & Aluminum Co.§	2,800	137,844
Sumitomo Osaka Cement Company Ltd.	63,000	109,161
Cementos Portland Valderrivas SA§	4,235	108,628
Nippon Paper Group, Inc.§	3,700	95,176
Kyoei Steel Ltd.§	4,500	94,914
Fuchs Petrolub AG	820	79,082
DIC Corp.	26,000	56,174
Dowa Holdings Company Ltd.*§	8,000	48,174
Italmobiliare SpA*§	1,058	44,129

Total Materials		2,230,506

ENERGY 10.1%
EnCana Corp.§	8,600	267,559
Fred Olsen Energy ASA§	6,400	244,998
Gulfmark Offshore, Inc. — Class A*§	9,100	241,605
World Fuel Services Corp.§	8,000	213,120
Exterran Holdings, Inc.*§	7,100	171,607
ConocoPhillips§	2,600	133,042
Murphy Oil Corp.§	1,900	106,761
TGS Nopec Geophysical Company ASA*§	5,000	106,093
Idemitsu Kosan Company Ltd.§	1,100	83,299
Cal Dive International, Inc.*§	9,400	68,902
Lukoil OAO — SP ADR§	1,200	68,040
Nexen, Inc.	2,400	59,380

Total Energy		1,764,406

FINANCIALS 8.4%
Ho Bee Investment Ltd.	186,000	239,322
Hopson Development Holding Ltd.	98,000	158,280
Swiss Prime Site AG*§	2,391	149,551
American International Group, Inc.*§	3,800	129,732
Century Tokyo Leasing Corp.§	8,900	123,274
RSA Insurance Group PLC§	54,007	104,400
Catlin Group Ltd.§	18,484	100,883
Amlin PLC§	14,989	88,358
Zurich Financial Services AG§	326	83,572
Brit Insurance Holdings NV§	6,900	78,836
SNS REAAL NV*§	10,049	62,994
Beazley PLC§	32,439	53,306
Wing Tai Holdings Ltd.	36,000	46,578
Altisource Portfolio Solutions SA*§	1,633	36,579
Aeon Credit Service Company Ltd.§	1,100	13,060

Total Financials		1,468,725

CONSUMER STAPLES 5.3%
Dean Foods*§	14,100	221,229
Gruma SAB de CV-B*	91,700	207,585
MEGMILK SNOW BRAND Company Ltd.§	10,600	164,961

		MARKET
	SHARES	VALUE

Smithfield Foods, Inc.*§	7,800	$161,772
Metro Inc. — Class A§	3,300	136,815
Universal Corp.§	800	42,152

Total Consumer Staples		934,514

UTILITIES 3.0%
Constellation Energy Group, Inc.§	6,700	235,237
Mirant Corp.*§	10,800	117,288
Sechilienne SA§	3,260	107,881
Endesa SA*§	2,215	63,307

Total Utilities		523,713

TELECOMMUNICATION SERVICES 0.7%
Nippon Telegraph & Telephone Corp.§	1,800	75,853
Fastweb SpA*§	2,630	49,201

Total Telecommunication Services		125,054

Total Common Stocks (Cost $14,851,164)		17,436,803

RIGHTS 0.0%(b)
Volkswagen AG* Expires 04/13/10	1,226	762

Total Rights (Cost $644)		762

	FACE
	AMOUNT

REPURCHASE AGREEMENTS 10.4%†(b)
Morgan Stanley issued 03/31/10 at 0.00% due 04/01/10	$681,666	681,666
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	543,776	543,776
HSBC Group issued 03/31/10 at 0.00% due 04/01/10	537,652	537,652
Deutsche Bank issued 03/31/10 at 0.00% due 04/01/10	57,606	57,606

Total Repurchase Agreements (Cost $1,820,700)		1,820,700

Total Long Securities 109.7% (Cost $16,672,508)		19,258,265

COMMON STOCKS SOLD SHORT (92.9)%(a)

UTILITIES (2.4)%
Ormat Technologies, Inc.	2,200	(61,908)
EDP Renovaeis SA*	9,990	(78,061)
Capital Power Income LP, Inc.	4,700	(82,459)
EQT Corp.	4,800	(196,800)

Total Utilities		(419,228)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	25

10

SCHEDULE OF INVESTMENTS (continued)
March 31, 2010
     GLOBAL MARKET NEUTRAL FUND

		MARKET
	SHARES	VALUE

CONSUMER STAPLES (4.2)%
Central European Distribution Corp.*	1,400	$(49,014)
Anadolu Efes Biracilik ve Malt Sanayii AS	8,663	(91,334)
BRF — Brasil Foods SA, Inc. — SP ADR	1,900	(104,386)
Tootsie Roll Industries, Inc.	4,532	(122,500)
Yakult Honsha Company Ltd.	5,100	(137,571)
Green Mountain Coffee Roasters, Inc.*	2,400	(232,368)

Total Consumer Staples		(737,173)

FINANCIALS (7.4)%
Student Loan Corp.	1,600	(56,848)
Sponda Oyj	19,394	(80,945)
Mitsubishi Estate Company Ltd.	5,000	(81,822)
Aozora Bank Ltd.	70,000	(98,829)
Ping An Insurance Group Company of China Ltd.	13,500	(116,322)
Deutsche Boerse AG	1,642	(121,717)
Mizuho Trust & Banking Company Ltd.	124,000	(124,670)
UniCredit SpA	59,295	(175,198)
UBS AG*	12,455	(202,464)
The St. Joe Co.*	7,400	(239,390)

Total Financials		(1,298,205)

ENERGY (7.5)%
Comstock Resources, Inc.*	1,400	(44,520)
Afren PLC*	30,388	(47,123)
McMoRan Exploration Co.*	3,900	(57,057)
BPZ Resources, Inc.*	9,000	(66,150)
Goodrich Petroleum Corp.*	4,700	(73,508)
Aquila Resources Ltd.*	8,014	(77,430)
Paladin Energy Ltd.*	33,834	(122,626)
Range Resources Corp.	2,700	(126,549)
Niko Resources Ltd.	2,100	(223,977)
Heritage Oil PLC*	26,963	(229,721)
Inergy LP	6,500	(245,700)

Total Energy		(1,314,361)

HEALTH CARE (10.4)%
Nichi-Iko Pharmaceutical Company Ltd.	1,500	(42,147)
Faes Farma S.A.	9,438	(43,534)
Nobel Biocare Holding AG	1,777	(47,526)
Illumina, Inc.*	1,800	(70,020)
Volcano Corp.*	4,000	(96,640)
NuVasive, Inc.*	2,200	(99,440)
Auxilium Pharmaceuticals, Inc.*	3,600	(112,176)
Emeritus Corp.*	6,100	(124,135)
Straumann Holding AG	547	(136,179)
Quality Systems, Inc.	2,300	(141,312)
athenahealth, Inc.*	4,100	(149,896)
Covance, Inc.*	2,600	(159,614)
Salix Pharmaceuticals Ltd.*	5,000	(186,250)

		MARKET
	SHARES	VALUE

Allos Therapeutics, Inc.*	26,700	$(198,381)
Savient Pharmaceuticals, Inc.*	15,700	(226,865)

Total Health Care		(1,834,115)

INDUSTRIALS (13.5)%
Sacyr Vallehermoso SA*	4,425	(39,041)
Nippon Sheet Glass Company Ltd.	16,000	(47,233)
Compagnie Industriali Riunite SpA*	20,681	(49,862)
Daiseki Company Ltd.	2,700	(56,227)
Nissha Printing Company Ltd.	1,700	(66,367)
GS Yuasa Corp.	11,000	(74,239)
Volvo AB-B Shares — SP ADR	7,926	(79,745)
AMR Corp.*	9,700	(88,367)
Kloeckner & Co.*	3,055	(90,307)
Con-way, Inc.	3,000	(105,360)
Shima Seiki Manufacturing Ltd.	6,000	(134,125)
NGK Insulators Ltd.	7,000	(142,778)
Empresas ICA SAB de CV*	65,600	(167,919)
Resources Connection, Inc.*	8,800	(168,696)
Toyo Tanso Company Ltd.	3,000	(170,063)
Georg Fischer AG*	483	(177,277)
Scania AB	13,289	(210,171)
Fastenal Co.	5,100	(244,749)
Air France-KLM*	16,539	(261,483)

Total Industrials		(2,374,009)

MATERIALS (14.8)%
Osisko Mining Corp.*	6,000	(52,279)
SCHMOLZ+BICKENBACH AG	1,857	(54,949)
RTI International Metals, Inc.*	1,900	(57,627)
AngloGold Ashanti Ltd.	1,694	(64,643)
African Minerals Ltd.*	12,614	(70,625)
Rautaruukki Oyj	3,308	(71,491)
Mirabela Nickel Ltd.*	33,301	(75,167)
Silver Standard Resources, Inc.*	4,500	(79,571)
K+S AG	1,330	(80,714)
Weyerhaeuser Co.	1,900	(86,013)
Iluka Resources Ltd.*	22,286	(89,565)
United States Steel Corp.	1,600	(101,632)
Talvivaara Mining Company PLC*	16,495	(111,176)
ThyssenKrupp AG	3,364	(115,662)
NovaGold Resources, Inc.*	16,400	(117,224)
Intrepid Potash, Inc.*	3,900	(118,287)
Randgold Resources Ltd.	1,567	(119,240)
Outokumpu OYJ*	5,726	(125,681)
Andean Resources Ltd.*	59,114	(144,822)
Sociedad Quimica y Minera de Chile SA — SP ADR	4,100	(153,299)
Ivanhoe Mines Ltd.*	8,900	(155,533)
Texas Industries, Inc.	4,700	(160,599)
Vulcan Materials Co.	4,000	(188,960)
Fibria Celulose SA — SP ADR*	9,100	(199,108)

Total Materials		(2,593,867)

26	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

11

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2010
     GLOBAL MARKET NEUTRAL FUND

		MARKET
	SHARES	VALUE

INFORMATION TECHNOLOGY (15.1)%
Intermec, Inc.*	3,000	$(42,540)
Keyence Corp.	200	(47,789)
Rambus, Inc.*	2,200	(48,070)
Concur Technologies, Inc.*	1,200	(49,212)
Wirecard AG	5,441	(51,444)
Tencent Holdings Ltd.	3,200	(64,213)
SuccessFactors, Inc.*	3,500	(66,640)
Sina Corp.*	2,000	(75,380)
Shinko Plantech Company Ltd.	5,000	(77,330)
Aixtron AG	2,157	(77,572)
Nichicon Corp.	7,000	(86,176)
Unisys Corp.*	2,600	(90,714)
Ciena Corp.*	6,500	(99,060)
VMware, Inc.*	2,000	(106,600)
NetSuite, Inc.*	7,500	(109,050)
Electronic Arts, Inc.*	6,300	(117,558)
Infosys Technologies Ltd.	2,600	(153,010)
Monster Worldwide, Inc.*	9,600	(159,456)
Itron, Inc.*	2,500	(181,425)
Infinera Corp.*	25,400	(216,408)
Formfactor, Inc.*	13,400	(237,984)
Baidu, Inc. – SP ADR*	400	(238,800)
NEC Electroics Corp.*	24,600	(249,170)

Total Information Technology		(2,645,601)

CONSUMER DISCRETIONARY (17.6)%
Toll Brothers, Inc.*	2,400	(49,920)
Clear Channel Outdoor — Class A*	5,500	(58,355)
Sotheby’s	1,900	(59,071)
Toho Company Ltd.	3,700	(59,599)
Tokyo Brodcasting System Holdings, Inc.	4,800	(72,697)
Country Diversification
The pie chart above reflects percentages of
the market value of Long Stocks.

		MARKET
	SHARES	VALUE

Buffalo Wild Wings, Inc.*	1,600	$(76,976)
Gildan Activewear, Inc.*	3,100	(81,552)
Urban Outfitters, Inc.*	2,200	(83,666)
Nokian Renkaat OYJ	3,657	(94,988)
Strayer Education, Inc.	400	(97,408)
MGM Mirage*	8,200	(98,400)
Unibet Group PLC*	3,338	(99,389)
Casio Computer Company Ltd.	13,300	(102,281)
Penn National Gaming, Inc.*	3,800	(105,640)
Wynn Resorts Ltd.	1,400	(106,162)
Harley-Davidson, Inc.	3,800	(106,666)
JD Group Ltd.	20,590	(125,087)
Las Vegas Sands Corp.*	6,300	(133,245)
Focus Media Holding Ltd. — SP ADR*	7,300	(133,298)
Mitsubishi Motors Corp.*	100,000	(135,836)
Domino’s Pizza UK & IRL PLC	27,170	(139,220)
Ctrip.com International Ltd. — SP ADR*	3,600	(141,120)
Sky Deutschland AG*	63,552	(163,955)
Fiat SpA*	12,749	(166,003)
Brunswick Corp.	10,400	(166,088)
Hermes International	1,562	(216,994)
Central European Media Enterprises Ltd. — Class A*	7,600	(222,755)

Total Consumer Discretionary		(3,096,371)

Total Common Stocks Sold Short (Proceeds $13,758,413)		(16,312,930)

Other Assets in Excess of Liabilities – 83.2%		$14,617,086

Net Assets – 100.0%		$17,562,421

Country Diversification
The pie chart above reflects percentages of
the market value of Short Stocks.

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

§	All or a portion of this security is pledged as short security collateral at March 31, 2010.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.

ADR — American Depository Receipt.

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	27

12

STATEMENTS OF ASSETS AND LIABILITIES

			Alternative
	All-Cap	International	Strategies
	Opportunity	Opportunity	Allocation
	Fund	Fund	Fund

Assets
Investment Securities	$198,193,988	$6,356,713	$6,626,973
Investment Securities in Affiliated Funds	—	—	23,743,313
Repurchase Agreements	2,260,690	6,380,390	238,720

Total Investments	200,454,678	12,737,103	30,609,006
Segregated Cash with Broker	—	810,003	—
Cash	—	—	—
Foreign Currency	—	1,747,630	—
Receivable for Securities Sold	14,898,539	—	—
Receivable for Fund Shares Sold	209,544	2,072	28,250
Investment Income Receivable	93,907	—	—
Foreign Exchange Receivable	—	—	—
Other Assets	—	—	—

Total Assets	215,656,668	15,296,808	30,637,256

Liabilities
Short Sales at Market Value*	—	—	—
Variation Margin on Futures Contracts	—	71,827	—
Payable for Securities Purchased	14,139,637	—	—
Payable for Fund Shares Redeemed	547,126	62,604	107,979
Investment Advisory Fees Payable	152,008	12,642	—
Transfer Agent and Administrative Fees Payable	42,224	3,512	—
Distribution and Service Fees Payable	82,891	4,464	4,671
Portfolio Accounting Fees Payable	16,890	1,405	—
Custody Fees Payable	5,574	464	106
Overdraft Due to Custodian Bank	—	—	—
Payable to Broker	—	1,736,706	—
Foreign Exchange Payable	—	—	—
Short Sales Dividends Payable	—	—	—
Other Accrued Fees	103,700	12,963	—

Total Liabilities	15,090,050	1,906,587	112,756

Net Assets	$200,566,618	$13,390,221	$30,524,500

Net Assets Consist Of
Paid-In Capital	$281,319,299	$25,084,245	$37,773,385
Undistributed Net Investment Income (Loss)	—	(100,827)	191,922
Accumulated Net Realized Loss on Investments	(105,141,983)	(11,879,321)	(7,438,280)
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	24,389,302	286,124	(2,527)

Net Assets	$200,566,618	$13,390,221	$30,524,500

A-Class	$36,230,534	$6,043,147	$4,492,354
C-Class	64,918,366	1,404,772	6,974,648
H-Class	99,417,718	5,942,302	19,057,498
Shares Outstanding
A-Class	2,877,040	294,960	222,867
C-Class	5,478,817	69,862	351,424
H-Class	7,868,841	289,800	945,571
Net Asset Values
A-Class	$12.59	$20.49	$20.16
A-Class Maximum Offering Price**	13.22	21.51	21.17
C-Class	11.85	20.11	19.85
H-Class	12.63	20.50	20.15

Cost of Investments	$176,065,376	$12,333,555	$30,611,533
Cost of Foreign Currency	—	1,756,962	—
* Proceeds from Short Sales	—	—	—

**	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

28	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

March 31, 2010

Global	Global
130/30	Market
Strategy	Neutral
Fund	Fund

$17,499,344	$17,437,565
—	—
1,326,182	1,820,700

18,825,526	19,258,265
3,300,000	9,554,000
—	5,106,358
—	—
969,166	—
169	75
29,066	33,937
499,123	—
11,452	3,007

23,634,502	33,955,642

3,428,730	16,312,930
—	—
817,998	—
35,572	—
12,054	18,449
2,870	3,844
5,850	4,276
1,148	1,537
10,697	10,286
5,234,702	—
—	—
504,744	—
677	16,291
15,407	25,609

10,070,449	16,393,221

$13,564,053	$17,562,421

$21,916,850	$18,972,718
(45,539)	(84,842)
(9,905,591)	(1,356,625)

1,598,333	31,170

$13,564,053	$17,562,421

$4,057,508	$11,909,294
4,649,264	697,834
4,857,281	4,955,293

441,735	518,153
543,749	30,614
528,644	215,651

$9.19	$22.98
9.65	24.13
8.55	22.79
9.19	22.98

$16,589,774	$16,672,508
—	—
2,791,645	13,758,413
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	29

STATEMENTS OF OPERATIONS

			Alternative
	All-Cap	International	Strategies
	Opportunity	Opportunity	Allocation
	Fund	Fund	Fund

Investment Income
Interest	$3,970	$14,249	$679
Dividends, Net of Foreign Tax Withheld	2,034,838	349,956	—
Dividends from Affiliated Funds	—	—	15,563
Other Income	—	407	—

Total Income	2,038,808	364,612	16,242

Expenses
Investment Advisory Fees	1,739,951	210,511	—
Transfer Agent and Administrative Fees	483,319	58,475	—
Distribution & Service Fees:
A-Class	91,591	17,645	—
C-Class	637,929	31,487	61,418
H-Class	232,247	32,959	—
Portfolio Accounting Fees	193,327	23,390	—
Short Sales Dividend Expense	—	—	—
Trustees’ Fees*	25,474	2,893	—
Prime Broker Interest Expense	—	—	—
Custody Fees	52,121	6,049	336
Broker Ticket Fees	—	—	—
Miscellaneous	274,049	34,088	—

Total Expenses	3,730,008	417,497	61,754

Net Investment Income (Loss)	(1,691,200)	(52,885)	(45,512)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	49,744,867	516,436	(568,885)
Futures Contracts	—	4,491,935	—
Realized Gain Distributions Received from Affiliated Funds	—	—	49,323
Securities Sold Short	—	—	—
Investment in Affiliated Funds	—	—	(249,954)
Foreign Currency	—	(132,428)	—

Total Net Realized Gain (Loss)	49,744,867	4,875,943	(769,516)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	22,166,738	416,787	2,196,621
Futures Contracts	—	(727,605)	—
Foreign Currency	—	(9,334)	—
Securities Sold Short	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	22,166,738	(320,152)	2,196,621

Net Gain (Loss) on Investments	71,911,605	4,555,793	1,427,105

Net Increase (Decrease) in Net Assets from Operations	$70,220,405	$4,502,908	$1,381,593

Foreign Tax Withheld	$11,043	$—	$—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
30	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

Year Ended March 31, 2010

Global	Global
130/30	Market
Strategy	Neutral
Fund	Fund

$1,831	$1,085
430,092	311,507
—	—
—	—

431,923	312,592

159,123	222,346
37,886	46,322

11,213	33,639
53,429	3,869
13,316	11,716
15,155	18,528
8,728	106,380
1,943	1,999
134,274	330,063
58,138	53,161
—	51,357
29,462	26,891

522,667	906,271

(90,744)	(593,679)

5,155,775	7,566,073
—	—
—	—
(2,878,035)	(8,174,249)
—	—
(160,183)	(256,388)

2,117,556	(864,564)

2,845,636	2,601,827
—	—
(334)	8,344
(637,086)	(2,546,915)

2,208,216	63,256

4,325,772	(801,308)

$4,235,028	$(1,394,987)

$25,625	$18,093
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	31

STATEMENTS OF CHANGES IN NET ASSETS

	All-Cap		International
	Opportunity Fund		Opportunity Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010	2009

From Operations
Net Investment Income (Loss)	$(1,691,200)	$(578,348)	$(52,885)	$(69,427)
Net Realized Gain (Loss) on Investments	49,744,867	(113,268,459)	4,875,943	(12,459,265)
Net Change in Unrealized Appreciation (Depreciation) on Investments	22,166,738	(21,213,717)	(320,152)	1,711,712

Net Increase (Decrease) in Net Assets from Operations	70,220,405	(135,060,524)	4,502,906	(10,816,980)

Distributions to Shareholders from:
Net Investment Income
A-Class	—	—	(13,643)	(222,092)
C-Class	—	—	(5,782)	(36,809)
H-Class	—	—	(39,039)	(82,115)
Realized Gain on Investments
A-Class	—	—	—	—
C-Class	—	—	—	—
H-Class	—	—	—	—
Return of Capital
A-Class	—	—	—	—
C-Class	—	—	—	—
H-Class	—	—	—	—

Total Distributions to Shareholders	—	—	(58,464)	(341,016)

Share Transactions
Proceeds from Shares Purchased
A-Class	16,336,174	44,559,746	14,322,044	13,321,711
C-Class	7,596,790	16,947,230	6,582,378	2,314,047
H-Class	42,371,395	207,523,407	45,391,991	16,964,284

Redemption Fees Collected
A-Class	3,166	11,144	39,865	37,342
C-Class	5,697	24,427	16,020	7,132
H-Class	7,927	43,454	69,804	18,492

Value of Shares Purchased through Dividend Reinvestment
A-Class	—	—	12,778	211,478
C-Class	—	—	5,349	33,381
H-Class	—	—	38,899	79,391

Cost of Shares Redeemed
A-Class	(25,309,254)	(42,203,694)	(17,373,154)	(13,369,859)
C-Class	(23,736,570)	(35,650,579)	(7,795,286)	(3,081,231)
H-Class	(52,726,299)	(233,629,702)	(44,736,403)	(23,868,370)

Net Increase (Decrease) in Net Assets From Share Transactions	(35,450,974)	(42,374,567)	(3,425,715)	(7,332,202)

Net Increase (Decrease) in Net Assets	34,769,431	(177,435,091)	1,018,727	(18,490,198)
Net Assets—Beginning of Period	165,797,187	343,232,278	12,371,494	30,861,692

Net Assets—End of Period	$200,566,618	$165,797,187	$13,390,221	$12,371,494

Undistributed Net Investment Income (Loss)—End of Period	$—	$—	$(100,827)	$58,464

*	Since the commencement of operations: March 30, 2009.

**	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
32	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

Alternative Strategies		Global 130/30		Global Market
Allocation Fund		Strategy Fund		Neutral Fund
Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,	March 31,	March 31
2010	2009	2010	2009	2010	2009*

$(45,512)	$614,877	$(90,744)	$160,838	$(593,679)	$(752)
(769,516)	(6,572,885)	2,117,556	(9,753,362)	(864,564)	—

2,196,621	(2,168,507)	2,208,216	(311,632)	63,256	(32,086)

1,381,593	(8,126,515)	4,235,028	(9,904,156)	(1,394,987)	(32,838)

—	(158,223) **	(2,644)	(6,493)	—	—
—	(161,347) **	(3,891)	(59,743)	—	—
—	(370,769) **	(3,311)	(83,764)	—	—

—	(9,935) **	—	—	(65,915)	—
—	(10,131) **	—	—	(2,923)	—
—	(23,280) **	—	—	(22,855)	—

—	—	—	—	(25,544)	—
—	—	—	—	(1,133)	—
—	—	—	—	(8,857)	—

—	(733,685)	(9,846)	(150,000)	(127,227)	—

2,960,895	11,798,894	8,877,550	9,750,776	11,062,126	11,077,044
3,011,663	10,978,311	469,690	1,723,970	846,753	25
16,931,859	36,997,004	7,059,648	9,224,887	7,180,728	3,766,519

1,867	6,530	746	6,527	439	—
3,336	6,192	840	48,912	10	—
9,800	15,346	863	42,274	153	—

—	145,664	2,621	6,421	91,459	—
—	162,533	3,483	56,530	3,816	—
—	381,030	3,131	80,402	30,124	—

(4,545,011)	(5,288,124)	(6,726,046)	(10,981,081)	(9,190,187)	(29,335)
(4,063,013)	(1,424,179)	(2,974,681)	(7,190,241)	(108,764)	—
(17,262,772)	(17,991,078)	(7,298,408)	(15,254,631)	(5,606,218)	(7,219)

(2,951,376)	35,788,123	(580,563)	(12,485,254)	4,310,439	14,807,034

(1,569,783)	26,927,923	3,644,619	(22,539,410)	2,788,225	14,774,196
32,094,283	5,166,360	9,919,434	32,458,844	14,774,196	—

$30,524,500	$32,094,283	$13,564,053	$9,919,434	$17,562,421	$14,774,196

$191,922	$1,703,139	$(45,539)	$11,703	$(84,842)	$(281)

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	33

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

				Net Increase
			Net Realized	(Decrease) in								RATIOS TO
			and	Net Asset								AVERAGE NET ASSETS:
	NET ASSET	Net	Unrealized	Value	Distributions	Distributions				NET ASSET				Net
	VALUE,	Investment	Gains	Resulting	from Net	from Net		Redemption		VALUE,	Total			Investment		Portfolio	Net Assets,
	BEGINNING	Income	(Losses) on	from	Investment	Realized	Total	Fees		END OF	Investment	Total		Income		Turnover	End of Period
Year Ended	OF PERIOD	(Loss)†	Investments	Operations	Income	Gains	Distributions	Collected		PERIOD	Return††	Expenses		(Loss)		Rate	(000’s omitted)
All-Cap Opportunity Fund A-Class
March 31, 2010	$8.62	$(.07)	$4.04	$3.97	$—	$—	$—	$—	§	$12.59	46.06%	1.68%		(0.62)%		375%	$36,231
March 31, 2009	13.45	.01	(4.84)	(4.83)	—	—	—	—	§	8.62	(35.91)%	1.69%		0.13%		528%	31,925
March 31, 2008	14.08	(.01)	.30	.29	—	(.93)	(.93)	.01		13.45	1.50%	1.65%		(0.08)%		278%	49,148
March 31, 2007	14.15	(.01)	.38	.37	—	(.44)	(.44)	—	§	14.08	2.75%	1.64%		(0.09)%		373%	39,804
March 31, 2006	11.10	(.04)	3.09	3.05	—	—	—	—		14.15	27.48%	1.67%		(0.33)%		263%	30,593
All-Cap Opportunity Fund C-Class
March 31, 2010	8.17	(.14)	3.82	3.68	—	—	—	—	§	11.85	45.04%	2.43%		(1.37)%		375%	64,918
March 31, 2009	12.85	(.07)	(4.61)	(4.68)	—	—	—	—	§	8.17	(36.42)%	2.44%		(0.66)%		528%	57,792
March 31, 2008	13.58	(.12)	.31	.19	—	(.93)	(.93)	.01		12.85	0.81%	2.41%		(0.80)%		278%	115,136
March 31, 2007	13.76	(.11)	.37	.26	—	(.44)	(.44)	—	§	13.58	2.02%	2.39%		(0.86)%		373%	118,422
March 31, 2006	10.87	(.12)	3.01	2.89	—	—	—	—		13.76	26.59%	2.41%		(0.95)%		263%	118,083
All-Cap Opportunity Fund H-Class
March 31, 2010	8.65	(.07)	4.05	3.98	—	—	—	—	§	12.63	46.01%	1.68%		(0.63)%		375%	99,418
March 31, 2009	13.49	(— )§	(4.84)	(4.84)	—	—	—	—	§	8.65	(35.88)%	1.68%		(0.01)%		528%	76,080
March 31, 2008	14.12	(.02)	.31	.29	—	(.93)	(.93)	.01		13.49	1.50%	1.65%		(0.13)%		278%	178,949
March 31, 2007	14.18	(.02)	.40	.38	—	(.44)	(.44)	—	§	14.12	2.81%	1.65%		(0.16)%		373%	140,774
March 31, 2006	11.12	(.03)	3.09	3.06	—	—	—	—		14.18	27.52%	1.66%		(0.25)%		263%	246,029
International Opportunity Fund A-Class
March 31, 2010	13.76	.05	6.60	6.65	(.03)	—	(.03)	.11		20.49	49.14%	1.70%		0.24%		430%	6,043
March 31, 2009	22.93	(.05)	(8.84)	(8.89)	(.33)	—	(.33)	.05		13.76	(38.64)%	1.68%		(0.24)%		278%	6,818
March 31, 2008*	25.00	.53	(1.98)	(1.45)	(.41)	(.24)	(.65)	.03		22.93	(5.93)%	1.74	%**	3.68	%**	160%	13,483
International Opportunity Fund C-Class
March 31, 2010	13.61	(.30)	6.73	6.43	(.03)	—	(.03)	.10		20.11	48.00%	2.43%		(1.57)%		430%	1,405
March 31, 2009	22.84	(.19)	(8.76)	(8.95)	(.33)	—	(.33)	.05		13.61	(39.06)%	2.43%		(1.00)%		278%	1,618
March 31, 2008*	25.00	.39	(1.96)	(1.57)	(.41)	(.24)	(.65)	.06		22.84	(6.29)%	2.49	%**	2.70	%**	160%	3,603
International Opportunity Fund H-Class
March 31, 2010	13.77	(.03)	6.68	6.65	(.03)	—	(.03)	.11		20.50	49.11%	1.68%		(0.16)%		430%	5,942
March 31, 2009	22.94	(.03)	(8.86)	(8.89)	(.33)	—	(.33)	.05		13.77	(38.63)%	1.68%		(0.16)%		278%	3,936
March 31, 2008*	25.00	.45	(1.95)	(1.50)	(.41)	(.24)	(.65)	.09		22.94	(5.89)%	1.75	%**	3.19	%**	160%	13,775
Alternative Strategies Allocation Fund A-Class
March 31, 2010	19.33	—	.82	.82	—	—	—	.01		20.16	4.29%	0.00%		0.16%		79%	4,492
March 31, 2009	24.84	.62	(5.69)	(5.07)	(.44)	(.03)	(.47)	.03		19.33	(20.39)%	0.00%		2.82%		88%	5,816
March 31, 2008*	25.00	— §	(.16)	(.16)	—	—	—	—		24.84	(0.64)%	0.00	%**	0.16	%**à	—	1,121
Alternative Strategies Allocation Fund C-Class
March 31, 2010	19.17	(.14)	.81	.67	—	—	—	.01		19.85	3.55%	0.75%		(0.58)%		79%	6,975
March 31, 2009	24.83	.39	(5.60)	(5.21)	(.44)	(.03)	(.47)	.02		19.17	(21.00)%	0.75%		1.77%		88%	7,750
March 31, 2008*	25.00	(.01)	(.16)	(.17)	—	—	—	—		24.83	(0.68)%	0.68	%**à	(0.56	)%**à	—	152
Alternative Strategies Allocation Fund H-Class
March 31, 2010	19.32	.01	.81	.82	—	—	—	.01		20.15	4.30%	0.00%		0.19%		79%	19,057
March 31, 2009	24.84	.56	(5.63)	(5.07)	(.44)	(.03)	(.47)	.02		19.32	(20.43)%	0.00%		2.55%		88%	18,528
March 31, 2008*	25.00	— §	(.16)	(.16)	—	—	—	—		24.84	(0.64)%	0.00	%**	0.12	%**à	—	3,893
34	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

			Net	Net Increase									RATIOS TO
			Realized	(Decrease)									AVERAGE NET ASSETS:
			and	in Net																		Net Assets,
	NET ASSET	Net	Unrealized	Asset Value	Distributions	Distributions					NET ASSET								Net			End of
	VALUE,	Investment	Gains	Resulting	from Net	from Net			Redemption		VALUE,	Total							Investment		Portfolio	Period
	BEGINNING	Income	(Losses) on	from	Investment	Realized	Return	Total	Fees		END OF	Investment	Total		Net		Operating		Income		Turnover	(000’s
Year Ended	OF PERIOD	(Loss)†	Investments	Operations	Income	Gains	of Capital	Distributions	Collected		PERIOD	Return††	Expenses		Expenses		Expenses†††		(Loss)		Rate	omitted)
Global 130/30 Strategy Fund A-Class
March 31, 2010	$6.91	$(.02)	$2.31	$2.29	$(.01)	$—	$—	$(.01)	$—	§	$9.19	33.08%	3.15%		3.15%		2.16%		(0.24)%		432%	$4,058
March 31, 2009	11.79	.12	(4.98)	(4.86)	(.06)	—	—	(.06)	.04		6.91	(40.85)%	1.12%		1.12%		1.12%		1.17%		254%	663
March 31, 2008	17.05	.10	(2.58)	(2.48)	(.02)	(2.76)	—	(2.78)	—	§	11.79	(15.78)%	1.21%		1.21%		1.21%		0.64%		149%	3,361
March 31, 2007	16.72	.05	1.38	1.43	—	(1.10)	—	(1.10)	—	§	17.05	8.89%	1.32%		1.32%		1.32%		0.32%		138%	5,680
March 31, 2006	15.01	(.01)	2.59	2.58	—	(.87)	—	(.87)	—		16.72	17.55%	1.66%		1.66%		1.66%		(0.08)%		168%	3,079
Global 130/30 Strategy Fund C-Class
March 31, 2010	6.48	(.09)	2.17	2.08	(.01)	—	—	(.01)	—	§	8.55	32.04%	3.98%		3.97%		2.96%		(1.21)%		432%	4,649
March 31, 2009	11.14	.04	(4.68)	(4.64)	(.06)	—	—	(.06)	.04		6.48	(41.26)%	1.86%		1.86%		1.86%		0.42%		254%	5,659
March 31, 2008	16.39	(.02)	(2.45)	(2.47)	(.02)	(2.76)	—	(2.78)	—	§	11.14	(16.39)%	1.97%		1.97%		1.97%		(0.13)%		149%	15,906
March 31, 2007	16.24	(.09)	1.34	1.25	—	(1.10)	—	(1.10)	—	§	16.39	8.03%	2.12%		2.12%		2.12%		(0.54)%		138%	30,181
March 31, 2006	14.71	(.13)	2.53	2.40	—	(.87)	—	(.87)	—		16.24	16.68%	2.40%		2.40%		2.40%		(0.87)%		168%	30,981
Global 130/30 Strategy Fund H-Class
March 31, 2010	6.92	(.03)	2.31	2.28	(.01)	—	—	(.01)	—	§	9.19	32.89%	3.17%		3.17%		2.17%		(0.30)%		432%	4,857
March 31, 2009	11.79	.11	(4.97)	(4.86)	(.06)	—	—	(.06)	.05		6.92	(40.77)%	1.11%		1.11%		1.11%		1.12%		254%	3,597
March 31, 2008	17.04	.09	(2.56)	(2.47)	(.02)	(2.76)	—	(2.78)	—	§	11.79	(15.73)%	1.23%		1.23%		1.23%		0.57%		149%	13,192
March 31, 2007	16.72	.03	1.39	1.42	—	(1.10)	—	(1.10)	—	§	17.04	8.83%	1.38%		1.38%		1.38%		0.18%		138%	41,562
March 31, 2006	15.01	(.02)	2.60	2.58	—	(.87)	—	(.87)	—		16.72	17.55%	1.64%		1.64%		1.64%		(0.11)%		168%	53,323
Global Market Neutral Fund A-Class
March 31, 2010	24.94	(.77)	(1.04)	(1.81)	—	(.11)	(.04)	(.15)	—	§	22.98	(7.27)%	4.87%		4.87%		2.26%		(3.19)%		287%	11,909
March 31, 2009*	25.00	(— )§	(.06)	(.06)	—	—	—	—	—		24.94	(.24)%	2.00	%**à	2.00	%**à	2.00	%**à	(1.86	)%**	91%	11,023
Global Market Neutral Fund C-Class
March 31, 2010	24.95	(.97)	(1.04)	(2.01)	—	(.11)	(.04)	(.15)	—	§	22.79	(8.07)%	5.99%		5.99%		2.91%		(4.14)%		287%	698
March 31, 2009*	25.00	— §	(.05)	(.05)	—	—	—	—	—		24.95	(.20)%	1.75	%**à	1.75	%**à	1.75	%**à	0.14	%**	91%	— §§
Global Market Neutral Fund H-Class
March 31, 2010	24.94	(.76)	(1.05)	(1.81)	—	(.11)	(.04)	(.15)	—	§	22.98	(7.27)%	4.88%		4.88%		2.22%		(3.16)%		287%	4,955
March 31, 2009*	25.00	(— )§	(.06)	(.06)	—	—	—	—	—		24.94	(.24)%	2.00	%**à	2.00	%**à	2.00	%**à	(1.86	)%**	91%	3,751

*	Since the commencement of operations:

August 31, 2007 — International Opportunity Fund A-Class, C-Class and H Class;

March 7, 2008 — Alternative Strategies Allocation Fund A-Class, C-Class and H-Class;

March 30, 2009 — Global Market Neutral Fund A-Class, C-Class and H-Class.

**	Annualized

†	Calculated using the average daily shares outstanding for the year.

††	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

†††	Operating Expenses exclude dividends expense.

à	Due to limited length of Fund operations, ratios for this period are not indicative of future class performance.

§	Less than $.01 per share.

§§	Less than $1,000 in Net Assets.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	35

NOTES TO FINANCIAL STATEMENTS

1.    Organization and Significant Accounting Policies Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the“1940 Act”) as a non-diversified, open-ended investment company. The Trust offers seven separate classes of shares, Investor Class shares, Investor 2 Class shares, Advisor Class shares, A-Class shares, C Class shares, H-Class shares, and Y-Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge, except for the U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At March, 31, 2010, the Trust consisted of fifty-five separate Funds. This report covers the Alternative Strategy Funds (the “Funds”), while the other Funds are contained in separate reports.
The Alternative Strategies Allocation Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of affiliated and un-affiliated funds (the “underlying funds”) instead of individual securities.
As of March 31, 2010, only A-Class, C-Class and H-Class shares had been issued in the Funds. All share classes are subject to a 1% redemption fee when shares are redeemed within 30 days of purchase.
Valu-Trac Investment Management Limited serves as the investment sub-advisor to the International Opportunity Fund and Security Global Investor, LLC, (“SGI”) serves as the investment sub-advisors to the Global 130/30 Strategy Fund and the Global Market Neutral Fund. The sub-advisor is responsible for the development and ongoing maintenance of the investment management strategy utilized by that Fund.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices.
Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities, with a maturity of 60 days at acquisition or less and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or

36	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is sub-sequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
F. The Trust may enter into stock, currency, and bond index futures contracts. Futures contracts are contracts for delayed delivery of securities or currencies at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
G. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	37

NOTES TO FINANCIAL STATEMENTS (continued)

exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
H. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. At March 31, 2010, none of the Funds held forward currency contracts.
I. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to such Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
K. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Financial Instruments
As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments including, options, futures, options on futures, structured notes and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction.
Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
In conjunction with the use of short sales, futures, and options on futures, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, futures contracts, and options on futures contracts include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs

38	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.
Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by Rydex Investments, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.
3.    Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
Certain Funds seek to gain exposure to their respective benchmarks by investing in currency, and financial-linked derivative instruments, including futures and options on futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Approximate percentage of Fund’s
Fund	net assets on a daily basis
International Opportunity Fund	92%
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2010:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
Currency contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	39

NOTES TO FINANCIAL STATEMENTS (continued)

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2010:

Asset Derivative Investments Value
	Futures	Futures
	Equity	Currency	Total Value at
Fund	Contracts*	Contracts*	March 31, 2010
All-Cap Opportunity Fund	$—	$—	$—
International Opportunity Fund	38,911	8,643	47,554
Alternative Strategies Allocation Fund	—	—	—
Global 130/30 Strategy Fund	—	—	—
Global Market Neutral Fund	—	—	—

Liability Derivative Investments Value
	Futures	Futures
	Equity	Currency	Total Value at
Fund	Contracts*	Contracts*	March 31, 2010
All-Cap Opportunity Fund	$—	$—	$—
International Opportunity Fund	54,479	101,165	155,644
Alternative Strategies Allocation Fund	—	—	—
Global 130/30 Strategy Fund	—	—	—
Global Market Neutral Fund	—	—	—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of March 31, 2010:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Equity contracts Currency contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of March 31, 2010:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures
	Equity	Currency	Total Value at
Fund	Contracts	Contracts	March 31, 2010
All-Cap Opportunity Fund	$—	$—	$—
International Opportunity Fund	3,802,438	689,497	4,491,935
Alternative Strategies Allocation Fund	—	—	—
Global 130/30 Strategy Fund	—	—	—
Global Market Neutral Fund	—	—	—

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures
	Equity	Currency	Total Value at
Fund	Contracts	Contracts	March 31, 2010
All-Cap Opportunity Fund	$—	$—	$—
International Opportunity Fund	(640,534)	(87,071)	(727,605)
Alternative Strategies Allocation Fund	—	—	—
Global 130/30 Strategy Fund	—	—	—
Global Market Neutral Fund	—	—	—
4.    Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the All-Cap Opportunity Fund and the International Opportunity Fund, 1.05% of the average daily net assets of the Global 130/30 Strategy Fund, and 1.20% of the average daily net assets of the Global Market Neutral Fund. The Alternative Strategies Allocation Fund does not pay Rydex Investments a management fee.
40	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Rydex Investments manages the investment and reinvestment of the assets of the Alternative Strategies Allocation Fund in accordance with the investment objectives, policies, and limitations of the Fund. As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Fund, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses. The Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other underlying fund expenses) of the underlying funds in which the Fund invests. In addition, some underlying funds charge redemption fees if a shareholder, including a Fund, redeems shares before the end of the funds’ requisite holding period. Therefore, if the Fund sells shares of an underlying fund that is subject to a redemption fee, that Fund will be responsible for paying the redemption fee to the underlying funds.
Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund. Fees related to the Alternative Strategies Allocation Fund are paid by Rydex Investments, as previously noted.
Rydex Investments provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund. Fees related to the Alternative Strategies Allocation Fund are paid by Rydex Investments, as previously noted.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Certain expenses allocated to the Alternative Strategies Allocation Fund are paid by Rydex Investment, as previously noted.
The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Alternative Strategies Allocation Fund and 1.00% of the remaining Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual distribution fee of 0.50% for Alternative Strategies Allocation Fund and 0.75% for the remaining Funds reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
The Alternative Strategies Allocation Fund has not adopted a Distribution Plan and a Shareholder Services Plan with respect to A-Class shares and H-Class shares. Instead, the Fund invests in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act, as amended. If a Service Provider provides distribution or shareholder services, the Distributor will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund.
For the year ended March 31, 2010, the Distributor retained sales charges of $913,374 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
5.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	41

NOTES TO FINANCIAL STATEMENTS (continued)

likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (fiscal years 2007 – 2010), and has concluded that no provision for income tax was required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, unsettled short sales and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The Funds’ tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended March 31, 2010, the following capital loss carryforward amount expired or was used to offset current year net realized capital gains:

Fund	Amount
International Opportunity Fund	$2,448,561
The tax character of distributions paid during the year ended March 31, 2010, was as follows:

	Ordinary	Long-Term	Return	Total
Fund	Income	Capital Gain	of Capital	Distributions
All-Cap Opportunity Fund	$—	$—	$—	$—
International Opportunity Fund	58,464	—	—	58,464
Alternative Strategies Allocation Fund	—	—	—	—
Global 130/30 Strategy Fund	9,846	—	—	9,846
Global Market Neutral Fund	91,693	—	35,534	127,227
The tax character of distributions paid during the year ended March 31, 2009, was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions
All-Cap Opportunity Fund	$—	$—	$—
International Opportunity Fund	341,016	—	341,016
Alternative Strategies Allocation Fund	733,685	—	733,685
Global 130/30 Strategy Fund	150,000	—	150,000
Global Market Neutral Fund	—	—	—
The tax character of distributable earnings/(accumulated losses) at March 31, 2010, was as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation/	Capital Loss
Fund	Income	Capital Gain	Depreciation	Carryforward[1]
All-Cap Opportunity Fund	$—	$—	$24,303,614	$(105,056,295)
International Opportunity Fund	—	—	278,793	(11,001,963)
Alternative Strategies Allocation Fund	—	—	(272,499)	(6,969,671)
Global 130/30 Strategy Fund	—	—	1,566,747	(9,874,004)
Global Market Neutral Fund	—	—	(73,983)	—
Capital Loss Carryforward amounts may be limited due to Treasury Regulations.
1 A summary of the expiration of the aforementioned Capital Loss Carryforward is as follows:

			Total
	Expires in	Expires in	Capital Loss
Fund	2017	2018	Carryforward
All-Cap Opportunity Fund	$(85,674,709)	$(19,381,586)	$(105,056,295)
International Opportunity Fund	(11,001,963)	—	(11,001,963)
Alternative Strategies Allocation Fund	—	(6,969,671)	(6,969,671)
Global 130/30 Strategy Fund	(5,307,599)	(4,566,405)	(9,874,004)
Global Market Neutral Fund	—	—	—
42	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
All-Cap Opportunity Fund	$176,151,064	$26,057,696	$(1,754,082)	$24,303,614
International Opportunity Fund	12,398,940	411,729	(73,566)	338,163
Alternative Strategies Allocation Fund	30,881,505	709,549	(982,048)	(272,499)
Global 130/30 Strategy Fund	16,621,360	2,356,029	(151,863)	2,204,166
Global Market Neutral Fund	16,777,660	2,812,250	(331,645)	2,480,605
Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2010, the following amounts of realized currency and capital losses reflected in the accompanying financial statements were not recognized for Federal income tax purposes until April 1, 2010:

Fund	Currency	Capital
International Opportunity Fund	$(100,827)	$(870,027)
Alternative Strategies Allocation Fund	—	(6,715)
Global 130/30 Strategy Fund	(45,540)	—
Global Market Neutral Fund	(46,698)	(1,289,616)
6.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at March 31, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price
Morgan Stanley	0.00% due 04/01/10	$355,000,000	$355,000,000	$355,000,000
Mizuho Financial Group, Inc.	0.00% due 04/01/10	283,189,305	283,189,305	283,189,305
HSBC Group	0.00% due 04/01/10	280,000,000	280,000,000	280,000,000
Deutsche Bank	0.00% due 04/01/10	30,000,000	30,000,000	30,000,000

			$948,189,305	$948,189,305

At March 31, 2010, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value
U.S. Treasury Notes	12/31/13 - 02/15/19	1.50% - 2.75%	$420,948,900	$392,700,008
U.S. Treasury Bills	05/06/10 - 01/13/11	0.00%	289,345,800	288,853,163
U.S. Treasury Bond	05/15/38	4.50%	289,845,300	285,600,025

				$967,153,196

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
7.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	43

1

NOTES TO FINANCIAL STATEMENTS (continued)

pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2010:

	Level 1	Level 1		Level 2	Level 2
	Investments	Other Financial		Investments	Other Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	Total
Assets
All-Cap Opportunity Fund	$198,193,988	$—		$2,260,690	$—		$200,454,678
International Opportunity Fund	6,356,713	—		6,380,390	—		12,737,103
Alternative Strategies Allocation Fund	30,370,286	—		238,720	—		30,609,006
Global 130/30 Strategy Fund	17,498,908	—		1,326,618	—		18,825,526
Global Market Neutral Fund	17,436,803	—		1,821,462	—		19,258,265

Liabilities
All-Cap Opportunity Fund	—	—		—	—		—
International Opportunity Fund	—	—		—	108,090		108,090
Alternative Strategies Allocation Fund	—	—		—	—		—
Global 130/30 Strategy Fund	3,428,730	—		—	—		3,428,730
Global Market Neutral Fund	16,312,930	—		—	—		16,312,930

*	Other financial instruments may include forward foreign currency contracts and futures, which are reported as unrealized gain/loss at period end.
8.    Securities Transactions
For the year ended March 31, 2010, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

	All-Cap	International	Alternative	Global 130/30	Global
	Opportunity	Opportunity	Strategies	Strategy	Market Neutral
	Fund	Fund	Allocation Fund	Fund	Fund
Purchases	$705,786,960	$34,247,753	$27,978,028	$95,649,089	$99,088,163
Sales	742,954,273	29,430,362	29,215,395	95,853,982	98,740,308
44	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

2

NOTES TO FINANCIAL STATEMENTS (continued)

9.    Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the years presented were:

				Shares Purchased through
	Shares Purchased			Dividend Reinvestment			Shares Redeemed		Net Shares Purchased (Redeemed)
	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,		March 31,	March 31,		March 31,	March 31,	March 31,	March 31,
	2010	2009		2010	2009		2010	2009	2010	2009
All-Cap Opportunity Fund
A-Class	1,495,974	3,770,906		—	—		(2,322,899)	(3,720,927)	(826,925)	49,979
C-Class	718,311	1,427,758		—	—		(2,312,679)	(3,318,021)	(1,594,368)	(1,890,263)
H-Class	3,958,395	14,854,667		—	—		(4,887,679)	(19,321,635)	(929,284)	(4,466,968)

International Opportunity Fund
A-Class	775,968	616,941		594	14,308		(976,943)	(724,025)	(200,381)	(92,776)
C-Class	349,679	131,088		252	2,280		(398,927)	(172,302)	(48,996)	(38,934)
H-Class	2,286,872	826,963		1,804	5,371		(2,284,588)	(1,147,207)	4,088	(314,873)

Alternative Strategies Allocation Fund
A-Class	147,132	496,706		—	7,218		(225,223)	(248,075)	(78,091)	255,849
C-Class	151,348	458,968		—	8,106		(204,224)	(68,909)	(52,876)	398,165
H-Class	842,841	1,574,081		—	18,891		(856,182)	(790,802)	(13,341)	802,170

Global 130/30 Strategy Fund
A-Class	1,193,478	1,175,672		292	907		(848,000)	(1,365,614)	345,770	(189,035)
C-Class	58,891	188,261		415	8,488		(388,511)	(751,472)	(329,205)	(554,723)
H-Class	917,327	1,077,659		348	11,340		(909,120)	(1,687,556)	8,555	(598,557)

Global Market Neutral Fund
A-Class	452,824	443,082	*	3,840	—	*	(380,418)	(1,175) *	76,246	441,907 *
C-Class	34,948	1	*	161	—	*	(4,496)	— *	30,613	1 *
H-Class	294,717	150,661	*	1,265	—	*	(230,703)	(289) *	65,279	150,372 *

*	Since the commencement of operations: March 30, 2009.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	45

1

NOTES TO FINANCIAL STATEMENTS (concluded)

10.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2010. As of and for the year ended March 31, 2010, the Funds did not have any outstanding borrowings under this agreement.
11.    New Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 7. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending March 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.
12.    Name Changes
Effective April 1, 2009, the International Rotation Fund, the Multi-Cap Core Equity Fund and the Sector Rotation Fund, changed their Fund names to International Opportunity Fund, Global 130/30 Strategy Fund and All-Cap Opportunity Fund, respectively. The name change did not have any impact on the Funds’ investment objectives, tickers or CUSIPS.
Effective April 1, 2009, the investment strategy of the Multi-Cap Core Equity Fund was converted to 130/30 global equity strategy; Security Global Investors, LLC (“SGI”) was hired as the Fund’s sub-adviser and the management fee was changed from 0.70% to 1.05% of the average daily net assets of the Fund.
13.    Subsequent Events
Management has evaluated events or transactions that may have occurred since March 31, 2010, that would merit recognition or disclosure in the financial statements.
On May 3, 2010, the Global Market Neutral Fund introduced the I-Class share class.
On May 25, 2010, the Global Market Neutral Fund changed its Fund name to the Equity Market Neutral Fund. The name change did not have any impact on the Fund’s investment objectives, tickers, or CUSIPS.
Effective May 28, 2010, All-Cap Opportunity will change its name to U.S. Long Short Momentum Fund. In conjunction with the name change, the principal investment strategy has been changed to increase the fund’s flexibility to take advantage of positive and negative trending market environments. The fund will buy long the common stock of companies in the top-ranked industries and may sell short the common stock of companies in the lowest ranked industries. The fund may also enter into short sales of broader-based stock indices to reduce portfolio risk or volatility. The fund’s principal risks will remain largely the same with the exception that it will no longer be subject to foreign issuer exposure risk and will be subject to leveraging risk. The name change did not have any impact on the Fund’s tickers or CUSIPS.
46	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

2

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees and Shareholders
of Rydex Series Funds:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the All-Cap Opportunity Fund, International Opportunity Fund, Alternative Strategies Allocation Fund, Global 130/30 Strategy Fund, and Global Market Neutral Fund (five of the series constituting the Rydex Series Funds) (the “Funds”) as of March 31, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years or periods presented in the two-year period then ended, and financial highlights for each of the years or periods presented in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2006 were audited by other auditors, whose report dated May 18, 2006 expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian, transfer agent of underlying funds, and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Funds at March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods presented in the two-year period then ended, and their financial highlights for each of the years or periods presented in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.
McLean, Virginia
May 28, 2010
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3

OTHER INFORMATION (Unaudited)

Tax Information
This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.
Of the taxable ordinary income distributions paid during the fiscal year ending March 31, 2010, the following funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund	% Qualifying
International Opportunity Fund	100.00%
Global 130/30 Strategy Fund	100.00%
Additionally, the following amounts of taxable ordinary income dividends paid during the fiscal year qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Fund	% Qualifying
International Opportunity Fund	88.72%
Global 130/30 Strategy Fund	100.00%
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
Pending Acquisition Transaction
On February 16, 2010, Security Benefit Corporation (“SBC”), the parent company of PADCO Advisors, Inc., PADCO Advisors II, Inc. and Security Investors, LLC, the Funds’ investment advisers, as applicable (the “Investment Advisers”), and certain of SBC’s affiliates entered into agreements with an investor group (the “Investors”) led by Guggenheim Partners, LLC (“Guggenheim”). Under the agreements, a special purpose vehicle owned by the Investors and managed by an affiliate of Guggenheim would receive a 100% ownership stake in SBC and consequently acquire control of the Investment Advisers and affiliates (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. While the parties expect the Purchase Transaction’s closing to take place on or about the end of the second quarter of 2010, it is subject to various conditions, and may be delayed or even terminated due to unforeseen circumstances.
48	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

4

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds — 1997	151
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds — 1993	151
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds — 1995	151
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds — 2005	151
Trustee (1940)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	151
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds — 1997	151
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds — 1993	151
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	49

5

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
50	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

6

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS—concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy Lee* Vice President and Assistant Treasurer (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	51

7

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8

9

MARCH 31, 2010
RYDEX SERIES FUNDS ANNUAL REPORT
ASSET ALLOCATION FUNDS
RYDEX|SGI ALL-ASSET CONSERVATIVE STRATEGY FUND
(Formerly, Essential Portfolio Conservative Fund)
RYDEX|SGI ALL-ASSET MODERATE STRATEGY FUND
(Formerly, Essential Portfolio Moderate Fund)
RYDEX|SGI ALL-ASSET AGGRESSIVE STRATEGY FUND
(Formerly, Essential Portfolio Aggressive Fund)

GO GREEN!
ELIMINATE MAILBOX CLUTTER

Go paperless with Rydex|SGI eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With Rydex|SGI eDelivery you can:

- View online confirmations and statements at your convenience.
- Receive email notifications when your most recent confirmations, statements and other account documents are available for review.
- Access prospectuses, annual reports and semiannual reports online.

It's easy to enroll:

1/ Visit www.rydex-sgi.com and select "Individual Investors"

2/ Click on "eDelivery Sign-Up" eDELIVERY

3/ Follow the simple enrollment instructions

If you have **questions about Rydex|SGI eDelivery services**, contact one of our Shareholder Service Representatives at **800.820.0888.**

RYDEX | SGI
SECURITY GLOBAL INVESTORS℠

This Report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

PERFORMANCE REPORTS AND FUND PROFILES	6

SCHEDULES OF INVESTMENTS	12

STATEMENTS OF ASSETS AND LIABILITIES	15

STATEMENTS OF OPERATIONS	16

STATEMENTS OF CHANGES IN NET ASSETS	18

FINANCIAL HIGHLIGHTS	20

NOTES TO FINANCIAL STATEMENTS	22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29

OTHER INFORMATION	30

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	31
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER,
The U.S. economy has stabilized and displays signs of growing again, despite having shrunk 2.4 percent last year. It was the worst economic performance since 1946, and the longest recession since the 1930s. Yet, the S&P 500® Index has grown 75 percent since March 2009, staging the biggest rally since the Great Depression—propped up by more than $8 trillion in government stimulus. And the U.S. earned $10.5 billion on TARP Investments; with three-quarters of banks’ bailout money returned, replaced by private capital.
In prepared remarks to the Dallas Regional Chamber, Fed Chairman Ben Bernanke said, “The economy has stabilized and is growing again, although we can hardly be satisfied when one out of every 10 U.S. workers is unemployed and family finances remain under great stress.”
Steady Progress, But Certainty Still Elusive
Major market indexes continue their path to recovery, steadily recovering losses and hitting highs not seen since markets began a precipitous fall in September 2008. And there has been more than eight months of relative stability in house prices.
The yield differential between Treasuries and investment grade corporate bonds (i.e., “spread”) recently narrowed to 1.59 percentage points, the lowest since November 2007, from a high of 6.56 percentage points in November 2008, according to Bank of America Merrill Lynch index data. And a benchmark indicator of U.S. corporate credit risk dropped to its lowest since March 17, when it was 82.5 basis points, CMA DataVision prices show. Narrowing spreads and reduction in risk are strong indications of growth potential building in the U.S. economy.
In currencies, the euro has been falling steadily against the dollar, while a report showed Europe’s recovery stalled in the fourth quarter, spurring speculation the European Central Bank will keep interest rates at a record low. And the fastest growth in global currency reserves since the credit crisis is blunting a rise in Treasury yields, even as concern increases about record U.S. borrowing and an unprecedented budget deficit.
China may widen the daily trading band for its currency and allow the yuan to appreciate, the Financial Times reported, citing Ba Shusong, deputy director-general of the Financial Research Institute at the Development Research Center. And in mid-April, Singapore revalued its currency in a move widely interpreted as an anticipation of possible revaluation of the yuan — even though Chinese officials have ruled it out.
In commodities, crude oil climbed to a 17-month intraday high in April, to more than $86 a barrel in New York, with a floor established at $75 a barrel. Gold futures are up 3 percent this year after advancing 24 percent in 2009 as the dollar weakened and central banks and governments maintained low borrowing costs and spent trillions of dollars to stimulate economies. Gold reached a record $1,215 an ounce on December 2, 2009.
Balancing Growth and Caution
Minutes of a March 16 Federal Reserve meeting, showed policy makers warned against raising rates too soon because unemployment may hobble a recovery in the world’s largest economy. Separately, New York Fed President William Dudley said that the benchmark federal funds rate “needs to be exceptionally low for an extended period to contribute to easier financial conditions to support economic activity.” The Fed has kept its target rate for overnight loans between banks at zero to 0.25 percent since December 2008.
2	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Companies in the S&P 500 Index are forecast to gain in the first quarter of 2010, building on strong performance in the last three months of 2009. We believe that stubbornly high unemployment will keep the Fed from raising rates too soon in order to avoid stifling the recovery. At the same time, the recent growth in global currency reserves will dampen the rise in Treasury yields, despite unprecedented U.S. borrowing and budget deficits. As the Asian currencies are allowed to appreciate and the euro stabilizes against the dollar, we expect to see a continued recovery in developed economies.
In any case, the broad array of product offering at Rydex|SGI can help investors either hedge or augment exposures to the equity or fixed-income markets, as well as introduce alternative assets and strategies into a portfolio to improve overall diversification. Thank you for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance, which is no guarantee of future results. Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2009 and ending March 31, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA, 403(b) and Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidation of a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	September 30, 2009	March 31, 2010	Period	*

Table 1. Based on actual Fund return

All-Asset Conservative Strategy Fund
A-Class	0.00%		$1,000.00	$1,031.40	$—
C-Class	0.75%		1,000.00	1,027.00	3.79
H-Class	0.00%		1,000.00	1,031.40	—
All-Asset Moderate Strategy Fund
A-Class	0.00%		1,000.00	1,042.50	—
C-Class	0.75%		1,000.00	1,038.20	3.81
H-Class	0.00%		1,000.00	1,041.40	—
All-Asset Aggressive Strategy Fund
A-Class	0.00%		1,000.00	1,057.30	—
C-Class	0.75%		1,000.00	1,053.10	3.84
H-Class	0.00%		1,000.00	1,057.30	—

Table 2. Based on hypothetical 5% return (before expenses)

All-Asset Conservative Strategy Fund
A-Class	0.00%		1,000.00	1,024.93	—
C-Class	0.75%		1,000.00	1,021.19	3.78
H-Class	0.00%		1,000.00	1,024.93	—
All-Asset Moderate Strategy Fund
A-Class	0.00%		1,000.00	1,024.93	—
C-Class	0.75%		1,000.00	1,021.19	3.78
H-Class	0.00%		1,000.00	1,024.93	—
All-Asset Aggressive Strategy Fund
A-Class	0.00%		1,000.00	1,024.93	—
C-Class	0.75%		1,000.00	1,021.19	3.78
H-Class	0.00%		1,000.00	1,024.93	—

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year.

†	Annualized and excludes expenses of the underlying funds in which the Funds invest.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	5

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited)

ALL-ASSET CONSERVATIVE STRATEGY FUND
(Formerly, Essential Portfolio Conservative Fund)
OBJECTIVE: Primarily seeks preservation of capital and, secondarily, seeks long-term growth of capital.
Inception: June 30, 2006
From April 1, 2009 to March 31, 2010, the equity market has almost continuously gone up, after being depressed by the financial crisis just a few months prior to this period. Part of the market movement was the rebound from the over-sold positions, while the other part was due to support from the government through both fiscal and monetary policies. For this period, international equity (the MSCI EAFE Index) was up 54.44%, while the Russell 3000 Index was up 52.43%. The Barclays Aggregate Bond Index was well behind, up only 7.69%. In the last 30 years, this was the largest out performance of equities over bonds. Out of all fund components, Rydex Government Long Bond 1.2x Strategy Fund Investor Class was the worst performer, down 17.71%. In an extraordinary upward stock market environment, alternative strategies did not fare as well as the general market. Rydex|SGI alternative funds were not spared. Managed Futures Strategy Fund H-Class, which tends to perform best in high-volatility environments, lost 4.27%, while Rydex|SGI Multi-Hedge Strategies Fund H-Class returned 2.60%. All-Asset Conservative Strategy Fund H-Class returned 19.00% during the period.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings (% of Total Net Assets)

Rydex|SGI Income Fund U.S. Intermediate Bond Fund	18.6%
RSF — Rydex|SGI All-Cap Opportunity Fund	14.1%
Rydex|SGI Income Fund High Yield Fund	11.1%
RSF — Rydex|SGI Global Market Neutral Fund	8.3%
RSF — Rydex|SGI Managed Futures Strategy Fund	8.2%
RSF — Government Long Bond 1.2x Strategy Fund	6.2%
Rydex|SGI Large Cap Value Fund	5.0%
Rydex|SGI Equity Fund® Large Cap Concentrated Growth Fund	4.9%
RSF — Rydex|SGI Global 130/30 Strategy Fund	4.8%
RSF — Rydex|SGI Multi-Hedge Strategies Fund	1.8%

Top Ten Total	83.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class				C-Class			H-Class
	(06/30/06)				(06/30/06)			(06/30/06)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION
ALL-ASSET CONSERVATIVE STRATEGY FUND††	19.02%	13.38%	2.70%	1.37%	18.12%	17.12%	1.95%	19.00%	2.72%
S&P 500 INDEX	49.77%	49.77%	-0.04%	-0.04%	49.77%	49.77%	-0.04%	49.77%	-0.04%
SYNTHETIC ESSENTIAL PORTFOLIO CONSERVATIVE BENCHMARKt	23.16%	23.16%	4.27%	4.27%	23.16%	23.16%	4.27%	23.16%	4.27%
SYNTHETIC ALL-ASSET CONSERVATIVE STRATEGY BENCHMARKtt	25.53%	25.53%	4.51%	4.51%	25.53%	25.53%	4.51%	25.53%	4.51%

††	On June 23, 2009, the Fund changed its benchmark from the Synthetic Essential Portfolio Conservative Benchmark to the Synthetic All-Asset Conservative Strategy Benchmark. The compositions of the comparative benchmarks were changed because the Advisor believes these benchmarks are the most appropriate benchmarks for comparative purposes given the investment strategy of the Fund.

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 12 months of purchase.

t	Benchmark reflects a 40/60 ratio of the performance of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index.

tt	Benchmark reflects 32% Russell 3000® Index, 8% MSCI EAFE Index®, and 60% Barclays Capital U.S. Aggregate Bond Index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, and the MSCI EAFE Index are unmanaged indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	7

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

ALL-ASSET MODERATE STRATEGY FUND
(Formerly, Essential Portfolio Moderate Fund)
OBJECTIVE: Primarily seeks growth of capital and, secondarily, seeks preservation of capital.
Inception: June 30, 2006
All-Asset Moderate Strategy Fund H-Class returned 26.18% for the one-year period ended March 31, 2010. The market environment in this period was not conducive to alternative asset classes, including Rydex|SGI alternative strategy funds. Managed Futures Strategy Fund H-Class which tends to perform the best in high-volatility environments lost 4.27%, while Multi-Hedge Strategies Fund H-Class returned 2.60%. During the period, the equity market has almost continuously gone up, after being depressed by the financial crisis just a few months prior to this period. Part of the market movement was the rebound from over-sold positions, while the other part was due to support from the government through both fiscal and monetary policies. For this period, international equity (the MSCI EAFE Index) was up 54.44%, while the Russell 3000 Index was up 52.43%. The Barclays Aggregate Bond Index was well behind, up only 7.69%. In the last 30 years, this was the largest out performance of equities over bonds. Out of all fund components, Rydex Government Long Bond 1.2x Strategy Fund Investor Class was the worst performer, down 17.71%.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings (% of Total Net Assets)

RSF — Rydex|SGI All-Cap Opportunity Fund	19.3%
Rydex|SGI Income Fund U.S. Intermediate Bond Fund	19.1%
RSF — Rydex|SGI Global Market Neutral Fund	8.6%
Rydex|SGI Large Cap Value Fund	7.2%
Rydex|SGI Equity Fund® Large Cap Concentrated Growth Fund	7.1%
RSF — Rydex|SGI Managed Futures Strategy Fund	7.1%
RSF — Rydex|SGI Global 130/30 Strategy Fund	5.1%
RSF — Government Long Bond 1.2x Strategy Fund	4.8%
Rydex|SGI Income Fund High Yield Fund	4.7%
RSF — Rydex|SGI International Opportunity Fund	4.3%

Top Ten Total	87.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class				C-Class			H-Class
	(06/30/06)				(06/30/06)			(06/30/06)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION
ALL-ASSET MODERATE STRATEGY FUND††	26.34%	20.27%	2.34%	1.02%	25.33%	24.33%	1.59%	26.18%	2.34%
S&P 500 INDEX	49.77%	49.77%	-0.04%	-0.04%	49.77%	49.77%	-0.04%	49.77%	-0.04%
SYNTHETIC ESSENTIAL PORTFOLIO MODERATE BENCHMARKt	31.76%	31.76%	3.07%	3.07%	31.76%	31.76%	3.07%	31.76%	3.07%
SYNTHETIC ALL-ASSET MODERATE STRATEGY BENCHMARKtt	33.33%	33.33%	3.07%	3.07%	33.33%	33.33%	3.07%	33.33%	3.07%

††	On June 23, 2009, the Fund changed its benchmark from the Synthetic Essential Portfolio Moderate Benchmark to the Synthetic All-Asset Moderate Strategy Benchmark. The compositions of the comparative benchmarks were changed because the Advisor believes these benchmarks are the most appropriate benchmarks for comparative purposes given the investment strategy of the Fund.

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

t	Benchmark reflects a 60/40 ratio of the performance of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index.

tt	Benchmark reflects 48% Russell 3000® Index, 12% MSCI EAFE Index®, and 40% Barclays Capital U.S. Aggregate Bond Index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, and the MSCI EAFE Index are unmanaged indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	9

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

ALL-ASSET AGGRESSIVE STRATEGY FUND
(Formerly, Essential Portfolio Aggressive Fund)
OBJECTIVE: Seeks growth of capital.
Inception: June 30, 2006
All-Asset Aggressive Strategy Fund H-Class returned 34.86% for the one-year period ended March 31, 2010. During the period, the equity market has almost continuously gone up, after being depressed by the financial crisis just a few months prior to this period. Part of the market movement was the rebound from the over-sold positions, while the other part was due to support from the government through both fiscal and monetary policies. For this period, international equity (the MSCI EAFE Index) was up by 54.44%, while the Russell 3000 Index was up by 52.43%. The Barclays Aggregate Bond Index was well behind, up only 7.69%. In the last 30 years, this was the largest out performance of equities over bonds. Out of all fund components, Rydex Government Long Bond 1.2x Strategy Fund Investor Class was the worst performer, down 17.71%. The market environment in this period was not very friendly to our alternative strategy funds. Managed Futures Strategy Fund H-Class which tends to perform the best in high-volatility environments, lost 4.27%, while our Multi-Hedge Strategies Fund H-Class returned 2.60%.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 30, 2006
C-Class	June 30, 2006
H-Class	June 30, 2006

Ten Largest Holdings (% of Total Net Assets)

RSF — Rydex|SGI All-Cap Opportunity Fund	19.2%
Rydex|SGI Income Fund U.S. Intermediate Bond Fund	11.3%
Rydex|SGI Large Cap Value Fund	9.9%
Rydex|SGI Equity Fund® Large Cap Concentrated Growth Fund	9.8%
RSF — Rydex|SGI Global Market Neutral Fund	7.9%
RSF — Rydex|SGI Managed Futures Strategy Fund	6.4%
RSF — Rydex|SGI International Opportunity Fund	5.3%
RSF — Rydex|SGI Global 130/30 Strategy Fund	4.8%
Rydex|SGI Mid Cap Growth Fund	3.0%
Rydex|SGI Equity Fund® Mid Cap Value Fund	2.9%

Top Ten Total	80.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

10	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (concluded)

Cumulative Fund Performance
† Initial investment has been adjusted for the maximum sales charge of 4.75%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 03/31/10
	A-Class				C-Class			H-Class
	(06/30/06)				(06/30/06)			(06/30/06)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION
ALL-ASSET AGGRESSIVE STRATEGY FUND††	34.67%	28.24%	1.59%	0.28%	33.72%	32.72%	0.81%	34.86%	1.59%
S&P 500 INDEX	49.77%	49.77%	-0.04%	-0.04%	49.77%	49.77%	-0.04%	49.77%	-0.04%
SYNTHETIC ESSENTIAL
PORTFOLIO AGGRESSIVE BENCHMARKt	41.33%	41.33%	1.57%	1.57%	41.33%	41.33%	1.57%	41.33%	1.57%
SYNTHETIC ALL-ASSET AGGRESSIVE STRATEGY BENCHMARKtt	43.24%	43.24%	1.57%	1.57%	43.24%	43.24%	1.57%	43.24%	1.57%

††	On June 23, 2009, the Fund changed its benchmark from the Synthetic Essential Portfolio Aggressive Benchmark to the Synthetic All-Asset Aggressive Strategy Benchmark. The compositions of the comparative benchmarks were changed because the Advisor believes these benchmarks are the most appropriate benchmarks for comparative purposes given the investment strategy of the Fund.

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

t	Benchmark reflects a 80/20 ratio of the performance of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index.

tt	Benchmark reflects 64% Russell 3000® Index, 16% MSCI EAFE Index®, and 20% Barclays Capital U.S. Aggregate Bond Index.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, and the MSCI EAFE Index are unmanaged indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	11

SCHEDULE OF INVESTMENTS
March 31, 2010
     ALL-ASSET CONSERVATIVE STRATEGY FUND

		Market
	Shares	Value

MUTUAL FUNDS 90.3%††(a)
Rydex|SGI Income Fund U.S. Intermediate Bond Fund	765,111	$3,144,605
RSF — Rydex|SGI All-Cap Opportunity Fund*	189,852	2,390,242
Rydex|SGI Income Fund High Yield Fund	150,637	1,879,947
RSF — Rydex|SGI Global Market Neutral Fund*	61,192	1,402,513
RSF — Rydex|SGI Managed Futures Strategy Fund*	53,974	1,393,058
RSF — Government Long Bond 1.2x Strategy Fund	95,765	1,049,588
Rydex|SGI Large Cap Value Fund	122,481	840,216
Rydex|SGI Equity Fund®
Large Cap Concentrated Growth Fund*	106,074	832,678
RSF — Rydex|SGI Global 130/30 Strategy Fund	89,509	819,902
RSF — Rydex|SGI Multi-Hedge Strategies Fund*	14,790	303,041
RSF — Rydex|SGI International Opportunity Fund	14,752	302,265
Rydex|SGI Mid Cap Growth Fund*	34,593	252,182
Rydex|SGI Equity Fund® Mid Cap Value Fund	8,550	248,806
RSF — Rydex|SGI Long/Short Commodities Strategy Fund*	5,239	138,680
Rydex|SGI Equity Fund® Small Cap Growth Fund*	6,949	83,175
Rydex|SGI Equity Fund® Small Cap Value Fund	5,686	80,401
RSF — Commodities Strategy Fund	4,916	79,141
RSF — Real Estate Fund	2,726	66,083

Total Mutual Funds (Cost $13,897,799)		15,306,523

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 9.6%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$1,626,989	$1,626,989

Total Repurchase Agreement (Cost $1,626,989)		1,626,989

Total Investments 99.9% (Cost $15,524,788)		$16,933,512

Other Assets in Excess of Liabilities – 0.1%		$13,058

Net Assets – 100.0%		$16,946,570

*	Non-Income Producing Security.

†	Repurchase Agreement - See Note 5.

††	A-Class shares of Affiliated Funds.

(a)	Value determined based on Level 1 inputs - See Note 6.

(b)	Value determined based on Level 2 inputs - See Note 6.

RSF — Rydex Series Funds.
12	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

1

SCHEDULE OF INVESTMENTS
March 31, 2010
     ALL-ASSET MODERATE STRATEGY FUND

		Market
	Shares	Value

MUTUAL FUNDS 97.7%††(a)
RSF — Rydex|SGI All-Cap Opportunity Fund*	571,082	$7,189,921
Rydex|SGI Income Fund U.S. Intermediate Bond Fund	1,724,787	7,088,873
RSF — Rydex|SGI Global Market Neutral Fund*	139,996	3,208,704
Rydex|SGI Large Cap Value Fund	389,166	2,669,682
Rydex|SGI Equity Fund®
Large Cap Concentrated Growth Fund*	336,936	2,644,946
RSF — Rydex|SGI Managed Futures Strategy Fund*	102,243	2,638,902
RSF — Rydex|SGI Global 130/30 Strategy Fund	205,828	1,885,387
RSF — Government Long Bond 1.2x Strategy Fund	162,091	1,776,518
Rydex|SGI Income Fund High Yield Fund	141,487	1,765,755
RSF — Rydex|SGI International Opportunity Fund	77,217	1,582,184
Rydex|SGI Equity Fund® Mid Cap Value Fund	26,011	756,913
Rydex|SGI Mid Cap Growth Fund*	103,379	753,630
RSF — Rydex|SGI Long/Short Commodities Strategy Fund*	19,749	522,751
RSF — Commodities Strategy Fund	32,372	521,181
RSF — Rydex|SGI Multi-Hedge Strategies Fund*	21,971	450,195
RSF — Real Estate Fund	14,225	344,803
Rydex|SGI Equity Fund® Small Cap Value Fund	18,653	263,753
Rydex|SGI Equity Fund® Small Cap Growth Fund*	21,852	261,567

Total Mutual Funds (Cost $32,218,084)		36,325,665

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 2.4%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$873,736	$873,736

Total Repurchase Agreement (Cost $873,736)		873,736

Total Investments 100.1% (Cost $33,091,820)		$37,199,401

Liabilities in Excess of Other Assets – (0.1)%		$(25,127)

Net Assets – 100.0%		$37,174,274

*	Non-Income Producing Security.

†	Repurchase Agreement - See Note 5.

††	A-Class shares of Affiliated Funds.

(a)	Value determined based on Level 1 inputs - See Note 6.

(b)	Value determined based on Level 2 inputs See Note 6.

RSF — Rydex Series Funds.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	13

2

SCHEDULE OF INVESTMENTS
March 31, 2010
     ALL-ASSET AGGRESSIVE STRATEGY FUND

		Market
	Shares	Value

MUTUAL FUNDS 97.2%††(a)
RSF — Rydex|SGI All-Cap Opportunity Fund*	261,462	$3,291,801
Rydex|SGI Income Fund U.S. Intermediate Bond Fund	469,632	1,930,188
Rydex|SGI Large Cap Value Fund	248,446	1,704,343
Rydex|SGI Equity Fund® Large Cap Concentrated Growth Fund*	214,955	1,687,400
RSF — Rydex|SGI Global Market Neutral Fund*	59,008	1,352,471
RSF — Rydex|SGI Managed Futures Strategy Fund*	42,824	1,105,294
RSF — Rydex|SGI International Opportunity Fund	43,946	900,455
RSF — Rydex|SGI Global 130/30 Strategy Fund	90,464	828,651
Rydex|SGI Mid Cap Growth Fund*	70,047	510,641
Rydex|SGI Equity Fund® Mid Cap Value Fund	17,207	500,722
RSF — Government Long Bond 1.2x Strategy Fund	44,505	487,770
RSF — Real Estate Fund	15,465	374,866
RSF — Commodities Strategy Fund	20,622	332,010
RSF — Rydex|SGI Long/Short Commodities Strategy Fund*	11,655	308,521
Rydex|SGI Equity Fund® Small Cap Value Fund	17,916	253,333
Rydex|SGI Equity Fund® Small Cap Growth Fund*	20,965	250,947
Rydex|SGI Income Fund High Yield Fund	19,897	248,316
RSF — Russell 2000® Fund*	10,068	231,160
RSF — Rydex|SGI Multi-Hedge Strategies Fund*	11,246	230,439
RSF — S&P 500 Fund	5,841	135,394

Total Mutual Funds (Cost $14,790,270)		16,664,722

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 2.7%†(b)
Mizuho Financial Group, Inc. issued 03/31/10 at 0.00% due 04/01/10	$462,506	$462,506

Total Repurchase Agreement (Cost $462,506)		462,506

Total Investments 99.9% (Cost $15,252,776)		$17,127,228

Other Assets in Excess of Liabilities – 0.1%		$23,179

Net Assets – 100.0%		$17,150,407

*	Non-Income Producing Security.

†	Repurchase Agreement - See Note 5.

††	A-Class shares of Affiliated Funds.

(a)	Value determined based on Level 1 inputs - See Note 6.

(b)	Value determined based on Level 2 inputs - See Note 6.

RSF — Rydex Series Funds.
14	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

3

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2010

	All-Asset	All-Asset	All-Asset
	Conservative	Moderate	Aggressive
	Strategy Fund	Strategy Fund	Strategy Fund

Assets
Investment Securities in Affiliated Funds	$15,306,523	$36,325,665	$16,664,722
Repurchase Agreements	1,626,989	873,736	462,506

Total Investments	16,933,512	37,199,401	17,127,228
Receivable for Fund Shares Sold	22,083	1,052	27,885
Investment Income Receivable from Affiliated Funds	2,626	4,393	1,202

Total Assets	16,958,221	37,204,846	17,156,315

Liabilities
Payable to Affiliated Funds for Securities Purchased	2,851	4,679	1,292
Payable for Fund Shares Redeemed	2,787	13,379	154
Distribution and Service Fees Payable	6,013	12,514	4,462

Total Liabilities	11,651	30,572	5,908

Net Assets	$16,946,570	$37,174,274	$17,150,407

Net Assets Consist Of
Paid-In Capital	$17,872,040	$42,649,016	$19,742,430
Undistributed Net Investment Income	135,362	215,068	55,895
Accumulated Net Realized Loss on Investments	(2,469,556)	(9,797,391)	(4,522,370)
Net Unrealized Appreciation on Investments	1,408,724	4,107,581	1,874,452

Net Assets	$16,946,570	$37,174,274	$17,150,407

A-Class	$2,805,456	$9,906,899	$6,457,378
C-Class	9,473,965	19,607,381	7,062,607
H-Class	4,667,149	7,659,994	3,630,422
Shares Outstanding
A-Class	277,391	1,007,179	695,078
C-Class	964,577	2,051,652	784,162
H-Class	461,118	778,465	390,935
Net Asset Values
A-Class	$10.11	$9.84	$9.29
A-Class Maximum Offering Price*	10.61	10.33	9.75
C-Class	9.82	9.56	9.01
H-Class	10.12	9.84	9.29

Cost of Investments	$15,524,788	$33,091,820	$15,252,776

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	15

STATEMENTS OF OPERATIONS
Year Ended March 31, 2010

	All-Asset	All-Asset	All-Asset
	Conservative	Moderate	Aggressive
	Strategy Fund	Strategy Fund	Strategy Fund

Investment Income
Interest	$647	$781	$285
Dividends from Affiliated Funds	181,500	334,041	84,864

Total Income	182,147	334,822	85,149

Expenses
Distribution & Service Fees:
C-Class	57,804	146,996	45,138
Custody Fees	146	378	75

Total Expenses	57,950	147,374	45,213

Net Investment Income	124,197	187,448	39,936

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Affiliated Investment Securities	628,199	1,745,709	1,874,682
Realized Gain Distributions Received from Affiliated Funds	11,525	28,908	17,244

Total Net Realized Gain	639,724	1,774,617	1,891,926

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	1,448,397	5,927,044	2,476,505

Net Change in Unrealized Appreciation (Depreciation)	1,448,397	5,927,044	2,476,505

Net Gain on Investments	2,088,121	7,701,661	4,368,431

Net Increase in Net Assets from Operations	$2,212,318	$7,889,109	$4,408,367

16	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	17

6

STATEMENTS OF CHANGES IN NET ASSETS

	All-Asset		All-Asset
	Conservative Strategy Fund		Moderate Strategy Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010	2009

From Operations
Net Investment Income	$124,197	$407,727	$187,448	$665,906
Net Realized Gain (Loss) on Investments	639,724	(2,848,339)	1,774,617	(10,604,666)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,448,397	(168,692)	5,927,044	(208,696)

Net Increase (Decrease) in Net Assets from Operations	2,212,318	(2,609,304)	7,889,109	(10,147,456)

Distributions to Shareholders from:*
Net Investment Income
A-Class	(46,919)	(46,893)	(181,973)	(17,007)
C-Class	(154,231)	(72,527)	(353,869)	(45,786)
H-Class	(57,560)	(62,462)	(114,562)	(16,709)
Realized Gain on Investments
A-Class	(2,025)	(55,079)	(7,728)	(117,048)
C-Class	(6,656)	(85,187)	(15,027)	(315,116)
H-Class	(2,484)	(73,366)	(4,865)	(114,994)

Total Distributions to Shareholders	(269,875)	(395,514)	(678,024)	(626,660)

Share Transactions
Proceeds from Shares Purchased
A-Class	2,771,441	3,184,417	6,093,317	4,027,378
C-Class	6,862,753	5,193,932	6,542,120	7,691,246
H-Class	2,804,609	4,206,848	5,480,540	7,667,158
Redemption Fees Collected
A-Class	691	1,241	6,784	2,207
C-Class	1,905	1,673	13,624	7,040
H-Class	881	1,835	4,711	3,070
Value of Shares Purchased through Dividend Reinvestment
A-Class	44,175	78,514	163,536	123,280
C-Class	148,390	146,760	349,382	345,607
H-Class	55,860	123,401	112,274	123,890
Cost of Shares Redeemed
A-Class	(2,700,284)	(4,554,407)	(6,164,594)	(4,511,332)
C-Class	(3,641,473)	(4,224,264)	(9,138,829)	(13,987,437)
H-Class	(1,748,551)	(7,270,527)	(5,569,956)	(10,502,859)

Net Increase (Decrease) in Net Assets From Share Transactions	4,600,397	(3,110,577)	(2,107,091)	(9,010,752)

Net Increase (Decrease) in Net Assets	6,542,840	(6,115,395)	5,103,994	(19,784,868)
Net Assets—Beginning of Period	10,403,730	16,519,125	32,070,280	51,855,148

Net Assets—End of Period	$16,946,570	$10,403,730	$37,174,274	$32,070,280

Undistributed Net Investment Income—End of Period	$135,362	$269,875	$215,068	$678,024

*	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
18	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

7

All-Asset
Aggressive Strategy Fund
Year	Year
Ended	Ended
March 31,	March 31,
2010	2009

$39,936	$184,349
1,891,926	(5,284,888)
2,476,505	200,395

4,408,367	(4,900,144)

(70,250)	(184,383)
(70,882)	(128,799)
(37,616)	(92,075)

(6,272)	(3,482)
(6,329)	(2,432)
(3,358)	(1,737)

(194,707)	(412,908)

2,124,848	1,619,522
2,646,769	2,809,535
1,506,274	3,059,297

796	2,032
776	1,514
436	1,035

45,349	97,327
73,772	122,413
40,849	93,386

(2,799,013)	(2,545,792)
(1,875,260)	(2,647,763)
(2,124,552)	(3,224,177)

(358,956)	(611,671)

3,854,704	(5,924,723)
13,295,703	19,220,426

$17,150,407	$13,295,703

$55,895	$194,707

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	19

8

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

												RATIOS TO
												AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions				NET ASSET			Net		Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net		Redemption		VALUE,	Total		Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	Total	Fees		END OF	Investment	Total	Income	Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	from Operations	Incomeà	Gainsà	Distributions	Collected		PERIOD	Return†††	Expenses††	(Loss)	Rate	omitted)
All-Asset Conservative Strategy Fund A-Class
March 31, 2010	$8.64	$.12	$1.52	$1.64	$(.16)	$(.01)	$(.17)	$—	§	$10.11	19.02%	0.00%	1.27%	174%	$2,805
March 31, 2009	10.74	.28	(2.08)	(1.80)	(.14)	(.16)	(.30)	—	§	8.64	(17.05)%	0.00%	2.84%	230%	2,274
March 31, 2008	10.70	.26	.12	.38	(.22)	(.14)	(.36)	.02		10.74	3.70%	0.01%	2.39%	119%	4,431
March 31, 2007*	10.00	.20	.56	.76	(.09)	—	(.09)	.03		10.70	7.94%	0.01%**	2.47%**	105%	782
All-Asset Conservative Strategy Fund C-Class
March 31, 2010	8.46	.05	1.48	1.53	(.16)	(.01)	(.17)	—	§	9.82	18.12%	0.75%	0.58%	174%	9,474
March 31, 2009	10.60	.28	(2.12)	(1.84)	(.14)	(.16)	(.30)	—	§	8.46	(17.65)%	0.75%	2.87%	230%	5,107
March 31, 2008	10.65	.17	.12	.29	(.22)	(.14)	(.36)	.02		10.60	2.86%	0.75%	1.53%	119%	5,074
March 31, 2007*	10.00	.08	.63	.71	(.09)	—	(.09)	.03		10.65	7.44%	0.76%**	1.05%**	105%	2,804
All-Asset Conservative Strategy Fund H-Class
March 31, 2010	8.65	.12	1.52	1.64	(.16)	(.01)	(.17)	—	§	10.12	19.00%	0.00%	1.28%	174%	4,667
March 31, 2009	10.75	.31	(2.11)	(1.80)	(.14)	(.16)	(.30)	—	§	8.65	(17.03)%	0.00%	3.14%	230%	3,022
March 31, 2008	10.71	.25	.13	.38	(.22)	(.14)	(.36)	.02		10.75	3.69%	0.01%	2.28%	119%	7,014
March 31, 2007*	10.00	.15	.62	.77	(.09)	—	(.09)	.03		10.71	8.04%	0.01%**	1.93%**	105%	3,634
All-Asset Moderate Strategy Fund A-Class
March 31, 2010	7.93	.09	1.99	2.08	(.17)	(.01)	(.18)	.01		9.84	26.34%	0.00%	0.94%	170%	9,907
March 31, 2009	10.18	.20	(2.31)	(2.11)	(.02)	(.12)	(.14)	—	§	7.93	(20.85)%	0.00%	2.14%	220%	7,907
March 31, 2008	10.56	.17	(.24)	(.07)	(.12)	(.19)	(.31)	—	§	10.18	(0.75)%	0.01%	1.58%	125%	10,214
March 31, 2007*	10.00	.18	.79	.97	(.10)	(.32)	(.42)	.01		10.56	9.90%	0.00%**	2.26%**	66%	9,719
All-Asset Moderate Strategy Fund C-Class
March 31, 2010	7.77	.02	1.94	1.96	(.17)	(.01)	(.18)	.01		9.56	25.33%	0.75%	0.17%	170%	19,607
March 31, 2009	10.05	.11	(2.25)	(2.14)	(.02)	(.12)	(.14)	—	§	7.77	(21.42)%	0.75%	1.22%	220%	17,885
March 31, 2008	10.50	.10	(.24)	(.14)	(.12)	(.19)	(.31)	—	§	10.05	(1.43)%	0.76%	0.90%	125%	30,282
March 31, 2007*	10.00	.11	.80	.91	(.10)	(.32)	(.42)	.01		10.50	9.29%	0.75%**	1.34%**	66%	18,551
All-Asset Moderate Strategy Fund H-Class
March 31, 2010	7.94	.08	1.99	2.07	(.17)	(.01)	(.18)	.01		9.84	26.18%	0.00%	0.92%	170%	7,660
March 31, 2009	10.18	.16	(2.26)	(2.10)	(.02)	(.12)	(.14)	—	§	7.94	(20.75)%	0.00%	1.73%	220%	6,279
March 31, 2008	10.56	.13	(.20)	(.07)	(.12)	(.19)	(.31)	—	§	10.18	(0.75)%	0.01%	1.22%	125%	11,359
March 31, 2007*	10.00	.18	.79	.97	(.10)	(.32)	(.42)	.01		10.56	9.90%	0.00%**	2.32%**	66%	8,623
All-Asset Aggressive Strategy Fund A-Class
March 31, 2010	6.98	.05	2.37	2.42	(.10)	(.01)	(.11)	—	§	9.29	34.67%	0.00%	0.55%	185%	6,457
March 31, 2009	9.69	.12	(2.60)	(2.48)	(.22)	(.01)	(.23)	—	§	6.98	(25.81)%	0.02%	1.40%	278%	5,389
March 31, 2008	10.28	.11	(.48)	(.37)	(.06)	(.16)	(.22)	—	§	9.69	(3.77)%	0.01%	1.01%	120%	8,596
March 31, 2007*	10.00	.24	.77	1.01	(.10)	(.64)	(.74)	.01		10.28	10.37%	0.00%**	3.11%**	92%	13,854
All-Asset Aggressive Strategy Fund C-Class
March 31, 2010	6.82	(.02)	2.32	2.30	(.10)	(.01)	(.11)	—	§	9.01	33.72%	0.75%	(0.21)%	185%	7,063
March 31, 2009	9.56	.05	(2.56)	(2.51)	(.22)	(.01)	(.23)	—	§	6.82	(26.48)%	0.77%	0.59%	278%	4,667
March 31, 2008	10.22	.06	(.50)	(.44)	(.06)	(.16)	(.22)	—	§	9.56	(4.48)%	0.76%	0.60%	120%	6,178
March 31, 2007*	10.00	(.03)	.98	.95	(.10)	(.64)	(.74)	.01		10.22	9.76%	0.75%**	(0.34) %**	92%	6,537
20	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
											AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET		and	(Decrease)	Distributions	Distributions			NET ASSET					Net Assets,
	VALUE,	Net	Unrealized	in Net Asset	from Net	from Net		Redemption	VALUE,	Total		Net	Portfolio	End of
	BEGINNING	Investment	Gains (Losses)	Value Resulting	Investment	Realized	Total	Fees	END OF	Investment	Total	Investment	Turnover	Period (000’s
Year Ended	OF PERIOD	Income†	on Investments	from Operations	Incomeà	Gainsà	Distributions	Collected	PERIOD	Return†††	Expenses††	Income	Rate	omitted)
All-Asset Aggressive Strategy Fund H-Class
March 31, 2010	$6.97	$.04	$2.39	$2.43	$(.10)	$(.01)	$(.11)	$ —§	$9.29	34.86%	0.00%	0.53%	185%	$3,630
March 31, 2009	9.69	.11	(2.60)	(2.49)	(.22)	(.01)	(.23)	—§	6.97	(25.92)%	0.02%	1.22%	278%	3,240
March 31, 2008	10.29	.08	(.46)	(.38)	(.06)	(.16)	(.22)	—§	9.69	(3.87)%	0.01%	0.80%	120%	4,447
March 31, 2007*	10.00	.15	.87	1.02	(.10)	(.64)	(.74)	.01	10.29	10.48%	0.00%**	1.94%**	92%	6,486

*	Since the commencement of operations: June 30, 2006.

**	Annualized

†	Calculated using the average daily shares outstanding.

††	Does not include expenses of the underlying funds in which the Funds invest.

†††	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

à	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

§	Less than $.01 per share.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	21

10

NOTES TO FINANCIAL STATEMENTS

1.    Organization and Significant Accounting Policies Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers seven separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, and Y-Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class shares. A-Class shares are sold at net asset value, plus the applicable front-end sales charge, except for U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At March 31, 2010, the Trust consisted of fifty-five separate Funds. This report covers the Asset Allocation Funds (the “Funds”), while the other Funds are contained in separate reports.
Each Fund is a “fund of funds,” which means that it seeks to achieve its investment objective by investing primarily in a combination of funds within the same group of affiliated investment companies (the SGI Funds and the Rydex family of mutual funds) and exchange-traded funds (“ETFs”) (collectively, the “underlying funds”) instead of in individual securities. The SGI Funds are advised by Security Investors, LLC and Security Global Investors, LLC (collectively, “Security Global Investors”). Rydex Investments and Security Global Investors are subsidiaries of Security Benefit Corporation.
At March 31, 2010, only A-Class, C-Class and H-Class shares had been issued by the Funds. All share classes of the Funds are subject to a 1% redemption fee if redeemed within 30 days of purchase.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Open-end investment companies are valued at their Net Asset Value per share (“NAV”) as of the close of business, usually 4:00 p.m. on the valuation date. ETFs and closed-end investment companies are valued at the last quoted sales price. Debt securities with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days at acquisition or less and repurchase agreements are valued at amortized cost, which approximates market value.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.
C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees related to C-Class shares, are charged directly to such class. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
D. Distributions of net investment income and net realized capital gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
E. The Funds may also purchase American Depository Receipts, U.S. Government securities, Commercial Paper and enter into repurchase agreements.
F. Throughout the normal course of business, the Funds and the underlying funds enter into contracts that contain a variety of representations and warranties which

22	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

11

NOTES TO FINANCIAL STATEMENTS (continued)

provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Financial Instruments
As part of their investment strategies, the underlying funds may utilize short sales and a variety of derivative instruments including, options, futures, options on futures, structured notes and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts reflected in the underlying funds’ NAVs.
A short sale is a transaction in which an underlying fund sells an equity or fixed income security it does not own. If the security sold short goes down in price between the time the underlying fund sells the security and closes its short position, that underlying fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, that underlying fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that an underlying fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that an underlying fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of structured notes. Structured securities are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes an under-
lying fund invests in which may make it difficult for that underlying fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, an underlying fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the underlying funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. An underlying fund may enter into credit default swaps in which that underlying fund or its counterparty act as guarantors. By acting as the guarantor of a swap, that underlying fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the underlying funds are required to maintain collateral in various forms. The underlying funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each underlying fund. The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, and swap agreements include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	23

12

NOTES TO FINANCIAL STATEMENTS (continued)

movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.    Fees And Other Transactions With Affiliates
Rydex Investments manages the investment and reinvestment of the assets of each of the Funds in accordance with the investment objectives, policies, and limitations of each Fund, however, the Funds do not pay Rydex Investments a management fee. As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Funds, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.
Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests. In addition, some underlying funds charge redemption fees if a shareholder, including a Fund, redeems shares before the end of the funds’ requisite holding period. Therefore, if a Fund sells shares of an underlying fund that is subject to a redemption fee, that Fund will be responsible for paying the redemption fee to the underlying fund.
Rydex Investments provides transfer agent, accounting services and administrative services to the Funds. However, the related fees are paid by Rydex Investments, as noted above.
The Funds have not adopted a Distribution Plan or a Shareholder Services Plan with respect to A-Class shares and H-Class shares. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act, as amended. If a Service Provider provides distribution or shareholder services, the Distributor will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund.
The Funds have adopted a Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.50% distribution fee reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
For the year ended March 31, 2010, the Distributor retained sales charges of $913,374 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
4.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (fiscal years 2007-2010), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.

24	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

13

NOTES TO FINANCIAL STATEMENTS (continued)

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
The tax character of distributions paid during the year ended March 31, 2010, was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions
All-Asset Conservative Strategy Fund	$269,875	$—	$269,875
All-Asset Moderate Strategy Fund	678,024	—	678,024
All-Asset Aggressive Strategy Fund	194,707	—	194,707
The tax character of distributions paid during the year ended March 31, 2009, was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions
All-Asset Conservative Strategy Fund	$308,712	$86,802	$395,514
All-Asset Moderate Strategy Fund	306,653	320,007	626,660
All-Asset Aggressive Strategy Fund	412,908	—	412,908
The tax character of distributable earnings/(accumulated losses) at March 31, 2010, was as follows:

	Undistributed	Undistributed
	Ordinary	Long-Term	Net Unrealized	Capital Loss
Fund	Income	Capital Gain	Appreciation	Carryforward[1]
All-Asset Conservative Strategy Fund	$135,362	$—	$1,142,005	$(2,202,837)
All-Asset Moderate Strategy Fund	215,068	—	3,114,483	(8,804,293)
All-Asset Aggressive Strategy Fund	55,895	—	1,248,329	(3,896,247)
Capital Loss Carryforward amounts may be limited due to Treasury Regulations.

[1]	A summary of the expiration of the aforementioned Capital Loss Carryforward is as follows:

				Total
	Expires in	Expires in	Expires in	Capital Loss
Fund	2016	2017	2018	Carryforward
All-Asset Conservative Strategy Fund	$—	$(1,085,370)	$(1,117,467)	$(2,202,837)
All-Asset Moderate Strategy Fund	—	(4,439,372)	(4,364,921)	(8,804,293)
All-Asset Aggressive Strategy Fund	(343,627)	(1,832,491)	(1,720,129)	(3,896,247)
At March 31, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
All-Asset Conservative Strategy Fund	$15,791,507	$1,248,065	$(106,060)	$1,142,005
All-Asset Moderate Strategy Fund	34,084,918	3,439,719	(325,236)	3,114,483
All-Asset Aggressive Strategy Fund	15,878,899	1,401,267	(152,938)	1,248,329
5.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund. Repurchase Agreements are valued at amortized cost, which approximates market value.
The repurchase agreements executed by the joint account and outstanding at March 31, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price
Mizuho Financial Group, Inc.	0.00% due 04/01/10	$33,039,274	$33,039,274	$33,039,274

			$33,039,274	$33,039,274

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	25

14

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2010, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value
U.S. Treasury Bills	05/06/10 — 09/09/10	0.00%	$33,727,500	$33,700,086

				$33,700,086

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2010:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total
Assets
All-Asset Conservative Strategy Fund	$15,306,523	$1,626,989	$—	$16,933,512
All-Asset Moderate Strategy Fund	36,325,665	873,736	—	37,199,401
All-Asset Aggressive Strategy Fund	16,664,722	462,506	—	17,127,228
7.    Securities Transactions
For the year ended March 31, 2010, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

	All-Asset	All-Asset	All-Asset
	Conservative Strategy Fund	Moderate Strategy Fund	Aggressive Strategy Fund
Purchases	$25,957,774	$59,783,934	$28,341,560
Sales	23,058,690	62,849,674	29,232,794
26	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

15

NOTES TO FINANCIAL STATEMENTS (continued)

8.    Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the years presented were:

			Shares Purchased through				Net Shares
	Shares Purchased		Dividend Reinvestment		Shares Redeemed		Purchased (Redeemed)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2010	2009	2010	2009	2010	2009	2010	2009
All-Asset Conservative Strategy Fund
A-Class	297,040	321,202	4,444	8,256	(287,337)	(478,729)	14,147	(149,271)
C-Class	730,691	537,552	15,345	15,730	(385,038)	(428,353)	360,998	124,929
H-Class	285,678	414,698	5,620	12,949	(179,433)	(730,595)	111,865	(302,948)
All-Asset Moderate Strategy Fund
A-Class	668,414	449,747	16,964	14,252	(674,704)	(471,088)	10,674	(7,089)
C-Class	739,428	851,078	37,241	40,755	(1,026,637)	(1,604,713)	(249,968)	(712,880)
H-Class	574,958	799,520	11,622	14,323	(599,341)	(1,138,670)	(12,761)	(324,827)
All-Asset Aggressive Strategy Fund
A-Class	243,697	186,877	5,005	12,823	(325,847)	(314,444)	(77,145)	(114,744)
C-Class	316,405	356,718	8,383	16,453	(225,023)	(335,001)	99,765	38,170
H-Class	176,531	357,765	4,509	12,304	(254,656)	(364,296)	(73,616)	5,773
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16

NOTES TO FINANCIAL STATEMENTS (concluded)

9.    Name Changes
Effective July 1, 2009, the Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and Essential Portfolio Aggressive Fund changed their Fund names to the All-Asset Conservative Strategy Fund, All-Asset Moderate Strategy Fund, and All-Asset Aggressive Strategy Fund, respectively. The name change did not have any impact on the Funds’ investment objectives, tickers or CUSIPS.
10.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33⅓% of a Fund’s net assets, 33⅓% of a Fund’s assets held by the Custodian or 33⅓% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2010. As of and for the year ended March 31, 2010, the Funds did not have any outstanding borrowings under this agreement.
11.    New Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 6. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending March 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.
12.    Subsequent Events
Management has evaluated events or transactions that may have occurred since March 31, 2010, that would merit recognition or disclosure in the financial statements and there were no events or transactions to be reported.
28	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
of Rydex Series Funds:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the All-Asset Conservative Strategy Fund, All-Asset Moderate Strategy Fund, and All-Asset Aggressive Strategy Fund (three of the series constituting the Rydex Series Funds) (the “Funds”) as of March 31, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended and the period June 30, 2006 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the transfer agent of the underlying funds and brokers. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Funds at March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended and the period June 30, 2006 (commencement of operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.
McLean, Virginia
May 28, 2010
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	29

1

OTHER INFORMATION (Unaudited)

Tax Information
This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.
Of the taxable ordinary income distributions paid during the fiscal year ending March 31, 2010, the following Funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund	% Qualifying

All-Asset Conservative Strategy Fund	4.01%
All-Asset Moderate Strategy Fund	11.18%
All-Asset Aggressive Strategy Fund	19.06%
Additionally, the following amounts of taxable ordinary income dividends paid during the fiscal year qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Fund	% Qualifying

All-Asset Conservative Strategy Fund	3.48%
All-Asset Moderate Strategy Fund	9.23%
All-Asset Aggressive Strategy Fund	15.37%
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
Pending Acquisition Transaction
On February 16, 2010, Security Benefit Corporation (“SBC”), the parent company of PADCO Advisors, Inc., PADCO Advisors II, Inc. and Security Investors, LLC, the Funds’ investment advisers, as applicable (the “Investment Advisers”), and certain of SBC’s affiliates entered into agreements with an investor group (the “Investors”) led by Guggenheim Partners, LLC (“Guggenheim”). Under the agreements, a special purpose vehicle owned by the Investors and managed by an affiliate of Guggenheim would receive a 100% ownership stake in SBC and consequently acquire control of the Investment Advisers and affiliates (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. While the parties expect the Purchase Transaction’s closing to take place on or about the end of the second quarter of 2010, it is subject to various conditions, and may be delayed or even terminated due to unforeseen circumstances.
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2

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

Name, Position and	Length of Service As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

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3

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
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4

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS -concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
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Item 2. Code of Ethics.
The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.
Item 3. Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that Werner Keller, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
(a)-(d) The aggregate Audit Fees billed by the Trust’s principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended March 31, 2010 and March 31, 2009 were $935,845 and $972,273, respectively. The aggregate Audit Related Fees by the Trust’s principal accountant billed for the fiscal years ended March 31, 2010 and March 31, 2009 were $75,000 and $75,000, respectively. The aggregate Tax Fees billed by the Trust’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended March 31, 2010 and March 31, 2009 were $0 and $0, respectively.
(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were 75,000 and $75,000, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.
(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. As such, the audit committee has considered these services in maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)     Based on their evaluation on June 7, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the

Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b)     There were no significant changes in the Trust’s or RI’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b)     A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)
CERTIFICATION
I, Richard M. Goldman, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Series Funds;
2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 7, 2010
/s/ Richard M. Goldman
Richard M. Goldman,
President

EX.-12(a)(2)(ii)
CERTIFICATION
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 7, 2010
/s/ Nick Bonos
Nick Bonos,
Vice President & Treasurer

EX.-12(b)(i)
CERTIFICATION
I, Richard M. Goldman, President of Rydex Series Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: June 7, 2010

/s/ Richard M. Goldman
Richard M. Goldman,
President

EX.-12(b)(ii)
CERTIFICATION
I, Nick Bonos, Vice President and Treasurer of Rydex Series Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: June 7, 2010

/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Richard M. Goldman

Richard M. Goldman, President

Date	June 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman

Richard M. Goldman, President

Date	June 7, 2010

By (Signature and Title)*	/s/ Nick Bonos

Nick Bonos, Vice President and Treasurer

Date	June 7, 2010

* Print the name and title of each signing officer under his or her signature.